As filed with the SEC on September 2, 2011.

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-04419
TRANSAMERICA SERIES TRUST
(Exact Name of Registrant as Specified in Charter)
570 Carillon Parkway, St. Petersburg, Florida 33716
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (727) 299-1800
Dennis P. Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771
(Name and Address of Agent for Service)
Date of fiscal year end: December 31
Date of reporting period: January 1, 2011 — June 30, 2011

Item 1: Report(s) to Stockholders.
The Semi-Annual Report is attached.

Transamerica Series Trust Semi-Annual Report
570 Carillon Parkway
St. Petersburg, FL 33716
Distributor: Transamerica Capital, Inc.
Customer Service: 1-800-851-9777
The following pages contain the most recent semi-annual reports for the investment options in which you are invested. In compliance with Securities and Exchange Commission regulations, we present these reports on an annual and semi-annual basis with the hope that they will foster greater understanding of the investment options’ holdings, performance, financial data, accounting policies and other issues. This streamlined version provides information only on the investment options in which you are invested.
If you have any questions about these reports, please do not hesitate to contact your financial professional. As always, we thank you for your trust and the opportunity to serve you.

Dear Fellow Shareholder,
On behalf of Transamerica Series Trust, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial adviser in the future. We value the trust you have placed in us.
This semi-annual report is provided to you with the intent of presenting a comprehensive review of the investments of each of your funds. The Securities and Exchange Commission requires that annual and semi-annual reports be sent to all shareholders, and we believe this report to be an important part of the investment process. In addition to providing a comprehensive review, this report also provides a discussion of accounting policies as well as matters presented to shareholders that may have required their vote.
We believe it is important to recognize and understand current market conditions in order to provide a context for reading this report. During the past six months, markets have oscillated as investors have sought to digest mixed economic data, an ongoing crisis in government debt levels within the developed world, particularly in peripheral Europe, and historically high unemployment rates. After an initial surge in January and part of February, the equity markets sold off into mid-March, rebounded until late April, contracted until late June, and ended the period on a positive note as investors cheered austerity measures passed in Greece meant to stabilize the country’s debt situation and as positive data on manufacturing boosted the equity markets.
Given the continued low interest rate policy and quantitative easing by the Federal Reserve, the U.S. Dollar has weakened versus major developed currencies such as the Euro, Pound Sterling, and Japanese Yen. Oil prices spiked in March and April following political tensions in the Middle East and as the U.S. Dollar weakened. The Federal Reserve continues to keep the federal funds rate in a range of 0%-0.25% in an effort to support the economy. Even with occasional sell-offs, equities and more risky, credit-sensitive fixed income assets have generally outperformed high quality fixed-income assets during the period. For the six months ending June 30, 2011, the Dow Jones Industrial Average returned 8.59%, the Standard & Poor’s 500® Index returned 6.02%, and the Barclays Capital U.S. Aggregate Bond Index returned 2.72%. Please keep in mind it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.
In addition to your active involvement in the investment process, we firmly believe that a financial adviser is a key resource to help you build a complete picture of your current and future financial needs. Financial advisers are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial adviser, you can develop an investment program that incorporates factors such as your goals, your investment timeline, and your risk tolerance.
Please contact your financial adviser if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.
Sincerely,

John K. Carter	Christopher A. Staples, CFA
Chairman of the Board,	Vice President & Chief Investment Officer
President & Chief Executive Officer	Transamerica Series Trust
Transamerica Series Trust

Transamerica AEGON Active Asset Allocation — Conservative VP
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at May 1, 2011 (commencement of operations) and held for the entire period until June 30, 2011.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (B)
	Beginning	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized
Fund Name	Account Value	Value	During Period (A)	Value	During Period (A)	Expense Ratio (C)

Transamerica AEGON Active Asset Allocation — Conservative VP
Initial Class	$1,000.00	$995.00	$1.29	$1,006.79	$1.30	0.80%
Service Class	1,000.00	995.00	1.69	1,006.38	1.70	1.05

(A)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (61 days), and divided by the number of days in the year (365 days).

(B)	5% return per year before expenses.

(C)	Expense ratios do not include expenses of the investment companies in which the fund invests.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2011
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

% of Net
Asset Type	Assets

Capital Markets	78.3%
Growth — Large Cap	6.2
Value — Large Cap	6.2
Repurchase Agreement	3.1
Emerging Market — Equity	2.9
Region Fund — European	2.7
Growth — Small Cap	1.9
Region Fund — Asian Pacific	1.4
Other Assets and Liabilities — Net	(2.7)

Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AEGON Active Asset Allocation — Conservative VP
SCHEDULE OF INVESTMENTS
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES — 99.6%
Capital Markets — 78.3%
Vanguard Extended Market ETF	2,070	$121
Vanguard Index Stock Market ETF	7,770	531
Vanguard Intermediate-Term Bond ETF	22,130	1,858
Vanguard Intermediate-Term Corporate Bond ETF	150	12
Vanguard Long-Term Bond ETF	6,420	513
Vanguard MSCI EAFE ETF	6,782	258
Vanguard S&P 500 ETF	7,061	426
Vanguard Short-Term Bond ETF	21,770	1,764
Vanguard Short-Term Government Bond ETF	8,400	511
Vanguard Total Bond Market ETF	34,150	2,773
Emerging Market — Equity — 2.9%
Vanguard MSCI Emerging Markets ETF	6,670	324
Growth — Large Cap — 6.2%
Vanguard Growth ETF	10,800	699
Growth — Small Cap — 1.9%
Vanguard Small-Capital ETF	2,669	208
Region Fund — Asian Pacific — 1.4%
Vanguard MSCI Pacific ETF	2,770	157
Region Fund — European — 2.7%
Vanguard MSCI European ETF	5,660	303
Value — Large Cap — 6.2%
Vanguard Value ETF	12,350	692

Total Investment Companies (cost $11,141)		11,150

	Principal

REPURCHASE AGREEMENT — 3.1%
State Street Bank & Trust Co. 0.01% ▲, dated 06/30/2011, to be repurchased at $345 on 07/01/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, with a value of $353.	$345	$345
Total Repurchase Agreement (cost $345)

Total Investment Securities (cost $11,486) #		11,495
Other Assets and Liabilities — Net		(299)

Net Assets		$11,196

NOTES TO SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 06/30/2011.

#	Aggregate cost for federal income tax purposes is $11,486. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $50 and $41, respectively. Net unrealized appreciation for tax purposes is $9.
DEFINITION:
ETF      Exchange-Traded Fund
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
	Prices	Inputs	Inputs	06/30/2011
Investment Companies	$11,150	$—	$—	$11,150
Repurchase Agreement	—	345	—	345
Total	$11,150	$345	$—	$11,495

Э	See the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AEGON Active Asset Allocation — Conservative VP
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2011
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investments in investment companies, at value (cost: $11,141)	$11,150
Repurchase agreement, at value (cost: $345)	345
Receivables:
Investment securities sold	213
Dividends	1

	11,709

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	503
Management and advisory fees	1
Distribution and service fees	2
Transfer agent fees	—	(A)
Audit and tax fees	3
Other	4

	513

Net assets	$11,196

Net assets consist of:
Capital stock ($.01 par value)	$11
Additional paid-in capital	11,190
Undistributed (accumulated) net investment income (loss)	7
Undistributed (accumulated) net realized gain (loss) from investments in investment companies	(21)
Net unrealized appreciation (depreciation) on investments in investment companies	9

Net assets	$11,196

Net assets by class:
Initial Class	$617
Service Class	10,579
Shares outstanding:
Initial Class	62
Service Class	1,063
Net asset value and offering price per share:
Initial Class	$9.95
Service Class	9.95

(A)	Rounds to less than $1.
STATEMENT OF OPERATIONS
For the period ended June 30, 2011(A)
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income from investment companies	$15
Interest income	—	(B)

	15

Expenses:
Management and advisory	5
Distribution and service:
Service Class	2
Printing and shareholder reports	—	(B)
Custody	4
Administration	—	(B)
Legal	—	(B)
Audit and tax	3
Trustees	—	(B)
Transfer agent	—	(B)

Total expenses	14

Less waiver/reimbursement	(6)

Net expenses	8

Net investment income	7

Net realized gain (loss) from:
Investments in investment companies	(21)

Net increase in unrealized appreciation (depreciation) on:
Investments in investment companies	9

Net realized and unrealized loss on investments in investment companies	(12)

Net decrease In net assets resulting from operations	$(5)

(A)	Commenced operations on May 1, 2011.

(B)	Rounds to less than $1.

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AEGON Active Asset Allocation — Conservative VP
STATEMENT OF CHANGES IN NET ASSETS
For the period ended:
(all amounts in thousands)

June 30,
2011(A)
(unaudited)
From operations:
Net investment income	$7
Net realized loss from investments in investment companies	(21)
Change in net unrealized appreciation (depreciation) on investments in investment companies	9

Net decrease in net assets resulting from operations	(5)

Capital share transactions:
Proceeds from shares sold:
Initial Class	617
Service Class	10,645

11,262

Cost of shares redeemed:
Initial Class	(1)
Service Class	(60)

(61)

Net increase in net assets resulting from capital shares transactions	11,201

Net increase in net assets	11,196

Net assets:
Beginning of period	—

End of period	$11,196

Undistributed net investment income	$7

Share activity:
Shares issued:
Initial Class	62
Service Class	1,069

1,131

Shares redeemed:
Initial Class	—	(B)
Service Class	(6)

(6)

Net increase (decrease) in shares outstanding:
Initial Class	62
Service Class	1,063

1,125

(A)	Commenced operations on May 1, 2011.

(B)	Rounds to less than (1) share.

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AEGON Active Asset Allocation — Conservative VP
FINANCIAL HIGHLIGHTS

	Initial Class		Service Class
	May 1 to June 30,		May 1 to June 30,
	2011(A)		2011(A)
For a share outstanding throughout each period	(unaudited)		(unaudited)

Net asset value
Beginning of period	$10.00		$10.00
Investment operations
Net investment income(B),(C)	0.02		0.01
Net realized and unrealized loss	(0.07)		(0.06)

Total operations	(0.05)		(0.05)

Net asset value
End of period	$9.95		$9.95

Total return(D)	(0.50	)%(E)	(0.50	)%(E)

Net assets end of period (000’s)	$617		$10,579
Ratio and supplemental data

Expenses to average net assets(F)
After reimbursement/fee waiver	0.80	%(G)	1.05	%(G)
Before reimbursement/fee waiver	1.52	%(G)	1.77	%(G)
Net investment income, to average net assets(C)	0.97	%(G)	0.84	%(G)
Portfolio turnover rate(H)	21	% (E)	21	% (E)

(A)	Commenced operations on May 1, 2011.

(B)	Calculated based on average number of shares outstanding.

(C)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the fund invests.

(D)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(E)	Not annualized.

(F)	Does not include expenses of the investment companies in which the fund invests.

(G)	Annualized.

(H)	Does not include the portfolio activity of the underlying funds.

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AEGON Active Asset Allocation — Conservative VP
NOTES TO FINANCIAL STATEMENTS
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica AEGON Active Asset Allocation — Conservative VP (the “Fund”) commenced operations on May 1, 2011. The Fund is part of TST.
The Fund currently offers two classes of shares; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund, including investment objectives and strategies.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian and, pursuant to the terms of the repurchase agreements, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund bears the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Interest income is accrued as earned. Dividend income and capital gain distributions from investment companies, if any, are recorded on the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AEGON Active Asset Allocation — Conservative VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 2. (continued)
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Investment company securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy.
Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Fund’s Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When a Fund must use fair valuation methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.
The hierarchy classification of inputs used to value the Fund’s investments, at June 30, 2011, is disclosed in the Valuation Summary of the Fund’s Schedule of Investments. Transfers between Levels are considered to have occurred at the end of the reporting period.
There were no transfers into or out of any Levels as described above during the period ended June 30, 2011.
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.
TAM, the Fund’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TFS, and TCI. None of the non-independent trustees receive compensation for services as trustees of the Fund or the entities that invest in the Fund.
At the commencement of operations, TAM invested in the Fund. As of June 30, 2011, TAM had remaining investments in the Fund as follows:

	Market	% of Fund’s
	Value	Net Assets
Initial Class	$124	1.11%
Service Class	124	1.11
Investment advisory fees: The Fund pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $50 million	0.55%
Over $50 million up to $250 million	0.53%
Over $250 million	0.51%
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 service fees and certain extraordinary expenses, exceed the following stated annual limit:
0.80% Expense Limit

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AEGON Active Asset Allocation — Conservative VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived fees.
During the period ended June 30, 2011, the amount reimbursed/waived by the adviser was $6. There were no amounts recaptured by the adviser as of June 30, 2011.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2012. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2011 were as follows:

Purchases of securities:
Long-term	$12,643
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	1,480
U.S. Government	—
NOTE 5. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax provisions taken for the open tax year (2011), or expected to be taken in the Fund’s 2011 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, capital loss carryforwards, and post-October loss deferrals.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AEGON Active Asset Allocation — Conservative VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 6. SUBSEQUENT EVENT
The Fund’s Board of Trustees has approved a reorganization pursuant to which Transamerica Global Conservative VP’s (formerly, Transamerica Foxhall Global Conservative VP) assets would be acquired, and its liabilities would be assumed, by the Fund in exchange for shares of the Fund. Transamerica Global Conservative VP would then be liquidated, and shares of the Fund would be distributed to Transamerica Global Conservative VP’s shareholders. The reorganization of Transamerica Global Conservative VP is subject to the satisfaction of certain conditions, including approval by Transamerica Global Conservative VP shareholders. If these conditions are satisfied, the reorganization is expected to occur during the fourth quarter of 2011.
Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AEGON Active Asset Allocation — Conservative VP
APPROVAL OF NEW INVESTMENT ADVISORY AND INVESTMENT SUB-ADVISORY AGREEMENT
(unaudited)
At a meeting of the Board Members of Transamerica Series Trust (the “Board”) held on January 6, 2011, the Board, including the Independent Board Members, considered a proposal from Transamerica Asset Management, Inc. (“TAM” or “Management”) regarding approval of a new mandate, Transamerica AEGON Active Asset Allocation — Conservative VP (the “New Series”). In connection with the approval of the New Series, the Board Members reviewed and considered the proposed investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Series Trust and Transamerica AEGON Active Asset Allocation — Conservative VP and TAM, as well as the proposed investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the New Series between TAM and AEGON USA Investment Management, LLC (“AUIM” or the “Sub-Adviser”), to determine whether the agreements should be approved for an initial two-year period.
Following their review and consideration, the Board Members determined that the proposed Investment Advisory and Sub-Advisory Agreements should enable the New Series to obtain high quality services at a cost that is appropriate, fair and in the best interests of its shareholders. The Board Members including the Independent Board Members, unanimously approved the proposed Investment Advisory and Sub-Advisory Agreements.
In reaching their decision, the Board Members requested and obtained from TAM and AUIM such information as they deemed reasonably necessary to evaluate the proposed agreements. In considering the proposed approval of the Investment Advisory and Sub-Advisory Agreements, the Board Members evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. The Board Members based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decision and each Board Member may have attributed different weights to the various factors.
The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services expected to be provided by TAM and AUIM. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and AUIM, TAM’s management oversight process and the professional qualifications of AUIM’s portfolio management team. The Board Members determined that TAM and AUIM can provide investment and related services that are appropriate in scope and extent in light of the New Series’ operations, the competitive landscape of the investment company business and investor needs.
It was noted that in order for the New Series to invest in the Vanguard Exchange Traded Funds (“Vanguard ETFs”) as proposed, the Board was required to consider whether the fees to be charged by TAM and AUIM are based on services that are in addition to rather than duplicative of those provided by the manager of the Vanguard ETFs. It was noted that TAM will render “manager of managers” services to the New Series by, among other things, closely monitoring AUIM’s performance and by adding additional sub-advisers or altering the composition of sub-advisers as necessary to adapt to market conditions or the New Series’ performance. It also was noted that AUIM has developed an asset allocation model which it will utilize to select a basket of investments for the New Series in an attempt to match or exceed the return of an unmanaged benchmark. On these bases, the Board determined that the fees to be charged by TAM and the Sub-Adviser are based on services that are in addition to, rather than duplicative of, the services provided by the adviser to the underlying Vanguard ETFs in which the New Series will invest.
The investment performance of the New Series. The New Series is not yet in existence and therefore has no historical performance for the Board to review. However, the Board Members were provided with model performance data for the New Series based on backtesting against the proposed primary and secondary benchmark as well as a blended benchmark for the period of November 2000 to October 2010. On the basis of the Board Members’ assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and AUIM, the Board Members concluded that TAM and AUIM are capable of generating a level of investment performance that is appropriate in light of the New Series’ proposed investment objectives, policies and strategies.
The cost of advisory services provided and the level of profitability. The New Series is not yet in existence and therefore no revenue, cost or profitability data was available for the Board to review. However, the Board reviewed projected profitability information regarding TAM’s costs of procuring portfolio management services as well as the costs of providing administration, transfer agency, fund accounting and other services to the New Series by TAM and its affiliates. The Board Members also reviewed information comparing the fees and expenses of the New Series to those of its Lipper category and considered the similarities and differences between the New Series and the other funds in the category. The Board Members noted the anticipated profitability of the relationship between the New Series, TAM and its affiliates, and AUIM, as applicable, and determined that the management and sub-advisory fees to be received by TAM and AUIM under the agreements are consistent with TAM’s fiduciary duty under applicable law.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the New Series grows. In evaluating the extent to which the management fees payable under the new investment advisory and sub-advisory agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board took note of TAM’s and AUIM’s pricing schedule and the proposed advisory fee and sub-advisory fee breakpoints, as detailed in the materials provided to the Board, and noted each fee breakpoint with respect to the various asset levels to be achieved by the New Series. The Board concluded that the proposed fees and breakpoints may benefit investors by permitting economies of scale in the form of lower management fees as the level of assets grows for the New Series. The Board Members also noted that, in the future, they would have the opportunity to periodically reexamine whether the New Series has achieved economies of scale and the appropriateness of management fees payable to TAM and fees payable by TAM to AUIM.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AEGON Active Asset Allocation — Conservative VP
APPROVAL OF NEW INVESTMENT ADVISORY AND INVESTMENT SUB-ADVISORY AGREEMENT (continued)
(unaudited)
Benefits to TAM, its affiliates, or AUIM from their relationship with the New Series. The Board noted that TAM believes that other benefits anticipated to be derived by TAM, its affiliates, and AUIM from their relationships with the New Series are expected to be consistent with industry practice. The Board Members noted that TAM would not realize soft dollar benefits from its relationship with the New Series, and that AUIM may engage in soft dollar arrangements consistent with applicable law and “best execution” requirements. It was noted, however, that given the nature of the proposed New Series and the role of AUIM in selecting Vanguard ETF fund investments for the proposed New Series, there were unlikely to be significant brokerage or soft dollar arrangements.
Other considerations. The Board considered the investment objectives of the New Series and its investment strategies and noted that TAM believes that the New Series would enhance the investment options for affiliated insurance companies’ variable annuity products. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the New Series in a professional manner that is consistent with the best interests of the New Series and its shareholders. In this regard, the Board Members favorably considered TAM’s procedures and policies to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of AUIM. The Board Members also noted and favorably considered the procedures and policies created for investing in the Vanguard ETFs pursuant to the Vanguard exemptive order. The Board Members also determined that TAM has made a significant entrepreneurial commitment to the management and success of the New Series, reflected by TAM’s expense limitation and fee waiver arrangements with the New Series which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AEGON Active Asset Allocation — Moderate VP
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at May 1, 2011 (commencement of operations) and held for the entire period until June 30, 2011.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (B)
	Beginning	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized
Fund Name	Account Value	Value	During Period (A)	Value	During Period (A)	Expense Ratio (C)

Transamerica AEGON Active Asset Allocation — Moderate VP
Initial Class	$1,000.00	$991.00	$1.29	$1,006.79	$1.30	0.80%
Service Class	1,000.00	991.00	1.69	1,006.38	1.70	1.05

(A)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (61 days), and divided by the number of days in the year (365 days).

(B)	5% return per year before expenses.

(C)	Expense ratios do not include expenses of the investment companies in which the fund invests.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2011
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

% of Net
Asset Type	Assets

Capital Markets	69.0%
Repurchase Agreement	11.3
Value — Large Cap	9.1
Growth — Large Cap	9.0
Emerging Market — Equity	4.3
Region Fund — European	4.1
Growth — Small Cap	2.6
Region Fund — Asian Pacific	2.1
Other Assets and Liabilities — Net	(11.5)

Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AEGON Active Asset Allocation — Moderate VP
SCHEDULE OF INVESTMENTS
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES — 100.2%
Capital Markets — 69.0%
Vanguard Extended Market ETF	1,060	$62
Vanguard Index Stock Market ETF	4,145	284
Vanguard Intermediate-Term Bond ETF	6,400	537
Vanguard Long-Term Bond ETF	1,840	147
Vanguard MSCI EAFE ETF	3,730	142
Vanguard S&P 500 ETF	3,783	228
Vanguard Short-Term Bond ETF	6,325	513
Vanguard Short-Term Government Bond ETF	2,090	127
Vanguard Total Bond Market ETF	9,905	805
Emerging Market — Equity — 4.3%
Vanguard MSCI Emerging Markets ETF	3,630	176
Growth — Large Cap — 9.0%
Vanguard Growth ETF	5,755	372
Growth — Small Cap — 2.6%
Vanguard Small-Capital ETF	1,386	108
Region Fund — Asian Pacific — 2.1%
Vanguard MSCI Pacific ETF	1,520	86
Region Fund — European — 4.1%
Vanguard MSCI European ETF	3,120	167
Value — Large Cap — 9.1%
Vanguard Value ETF	6,650	373

Total Investment Companies (cost $4,109)		4,127

	Principal

REPURCHASE AGREEMENT — 11.3%
State Street Bank & Trust Co. 0.01% ▲ , dated 06/30/2011, to be repurchased at $464 on 07/01/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, with a value of $475.	$464	$464
Total Repurchase Agreement (cost $464)

Total Investment Securities (cost $4,573) #		4,591
Other Assets and Liabilities — Net		(472)

Net Assets		$4,119

NOTES TO SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 06/30/2011.

#	Aggregate cost for federal income tax purposes is $4,573. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $30 and $12, respectively. Net unrealized appreciation for tax purposes is $18.
DEFINITION:

ETF	Exchange-Traded Fund
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
	Prices	Inputs	Inputs	06/30/2011
Investment Companies	$4,127	$—	$—	$4,127
Repurchase Agreement	—	464	—	464
Total	$4,127	$464	$—	$4,591

Э	See the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AEGON Active Asset Allocation — Moderate VP
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2011
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investments in investment companies, at value (cost: $4,109)	$4,127
Repurchase agreement, at value (cost: $464)	464
Receivables:
Investment securities sold	35
Due from advisor	3

	4,629

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	470
Shares redeemed	33
Transfer agent fees	—	(A)
Audit and tax fees	3
Other	4

	510

Net assets	$4,119

Net assets consist of:
Capital stock ($.01 par value)	$4
Additional paid-in capital	4,101
Undistributed (accumulated) net investment income (loss)	4
Undistributed (accumulated) net realized gain (loss) from investments in investment companies	(8)
Net unrealized appreciation (depreciation) on investments in investment companies	18

Net assets	$4,119

Net assets by class:
Initial Class	$182
Service Class	3,937
Shares outstanding:
Initial Class	19
Service Class	397
Net asset value and offering price per share:
Initial Class	$9.91
Service Class	9.91

(A)	Rounds to less than $1.
STATEMENT OF OPERATIONS
For the period ended June 30, 2011 (A)
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income from investment companies	$6
Interest income	—	(B)

	6

Expenses:
Management and advisory	2
Distribution and service:
Service Class	—	(B)
Printing and shareholder reports	—	(B)
Custody	4
Administration	—	(B)
Legal	—	(B)
Audit and tax	3
Trustees	—	(B)
Transfer agent	—	(B)

Total expenses	9

Less waiver/reimbursement	(7)

Net expenses	2

Net investment income	4

Net realized gain (loss) from:
Investments in investment companies	(8)

Net increase in unrealized appreciation (depreciation) on:
Investments in investment companies	18

Net realized and unrealized gain on investments in investment companies	10

Net increase In net assets resulting from operations	$14

(A)	Commenced operations on May 1, 2011.

(B)	Rounds to less than $1.

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AEGON Active Asset Allocation — Moderate VP
STATEMENT OF CHANGES IN NET ASSETS
For the period ended:
(all amounts in thousands)
(unaudited)

June 30,
2011(A)
From operations:
Net investment income	$4
Net realized loss from investments in investment companies	(8)
Change in net unrealized appreciation (depreciation) on investments in investment companies	18

Net increase in net assets resulting from operations	14

Capital share transactions:
Proceeds from shares sold:
Initial Class	198
Service Class	4,193

4,391

Cost of shares redeemed:
Initial Class	(15)
Service Class	(271)

(286)

Net increase in net assets resulting from capital shares transactions	4,105

Net increase in net assets	4,119

Net assets:
Beginning of period	—

End of period	$4,119

Undistributed net investment income	$4

Share activity:
Shares issued:
Initial Class	20
Service Class	425

445

Shares redeemed:
Initial Class	(1)
Service Class	(28)

(29)

Net increase (decrease) in shares outstanding:
Initial Class	19
Service Class	397

416

(A)	Commenced operations on May 1, 2011.

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AEGON Active Asset Allocation — Moderate VP
FINANCIAL HIGHLIGHTS
(unaudited)

	Initial Class		Service Class
	May 1 to		May 1 to
	June 30,		June 30,
	2011(A)		2011(A)
For a share outstanding throughout each period	(unaudited)		(unaudited)
Net asset value
Beginning of period	$10.00		$10.00
Investment operations
Net investment income(B),(C)	0.01		0.02
Net realized and unrealized loss	(0.10)		(0.11)

Total operations	(0.09)		(0.09)

Net asset value
End of period	$9.91		$9.91

Total return(D)	(0.90	)%(E)	(0.90	)%(E)

Net assets end of period (000’s)	$182		$3,937

Ratio and supplemental data
Expenses to average net assets(F)
After reimbursement/fee waiver	0.80	%(G)	1.05	%(G)
Before reimbursement/fee waiver	3.58	%(G)	3.83	%(G)
Net investment income, to average net assets(C)	0.91	%(G)	1.42	%(G)
Portfolio turnover rate(H)	16	%(E)	16	%(E)

(A)	Commenced operations on May 1, 2011.

(B)	Calculated based on average number of shares outstanding.

(C)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the fund invests.

(D)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(E)	Not annualized.

(F)	Does not include expenses of the investment companies in which the fund invests.

(G)	Annualized.

(H)	Does not include the portfolio activity of the underlying funds.

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AEGON Active Asset Allocation — Moderate VP
NOTES TO FINANCIAL STATEMENTS
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica AEGON Active Asset Allocation — Moderate VP (the “Fund”) commenced operations on May 1, 2011. The Fund is part of TST.
The Fund currently offers two classes of shares; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund, including investment objectives and strategies.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian and, pursuant to the terms of the repurchase agreements, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund bears the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Interest income is accrued as earned. Dividend income and capital gain distributions from investment companies, if any, are recorded on the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AEGON Active Asset Allocation — Moderate VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 2. (continued)
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Investment company securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy.
Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Fund’s Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When a Fund must use fair valuation methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.
The hierarchy classification of inputs used to value the Fund’s investments, at June 30, 2011 is disclosed in the Valuation Summary of the Fund’s Schedule of Investments. Transfers between Levels are considered to have occurred at the end of the reporting period.
There were no transfers into or out of any Levels as described above during the period ended June 30, 2011.
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.
TAM, the Fund’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TFS, and TCI. None of the non-independent trustees receive compensation for services as trustees of the Fund or the entities that invest in the Fund.
At the commencement of operations, TAM invested in the Fund. As of June 30, 2011, TAM had remaining investments in the Fund as follows:

	Market	% of Fund’s
	Value	Net Assets
Initial Class	$124	3.01%
Service Class	124	3.01
Investment advisory fees: The Fund pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $50 million	0.55%
Over $50 million up to $250 million	0.53%
Over $250 million	0.51%

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AEGON Active Asset Allocation — Moderate VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 service fees and certain extraordinary expenses, exceed the following stated annual limit:
0.80% Expense Limit
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived fees.
During the period ended June 30, 2011, the amount reimbursed/waived by the adviser was $7. There were no amounts available for recapture by the adviser as of June 30, 2011.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2012. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2011 were as follows:

Purchases of securities:
Long-term	$4,520
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	405
U.S. Government	—

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AEGON Active Asset Allocation — Moderate VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 5. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax provisions taken for the open tax year (2011), or expected to be taken in the Fund’s 2011 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, capital loss carryforwards, and post-October loss deferrals.
NOTE 6. SUBSEQUENT EVENT
Management has evaluated subsequent events through the date of issuance of the financial statements, and has determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AEGON Active Asset Allocation — Moderate VP
APPROVAL OF NEW INVESTMENT ADVISORY AND INVESTMENT SUB-ADVISORY AGREEMENT
(unaudited)
At a meeting of the Board Members of Transamerica Series Trust (the “Board”) held on January 6, 2011, the Board, including the Independent Board Members, considered a proposal from Transamerica Asset Management, Inc. (“TAM” or “Management”) regarding approval of a new mandate, Transamerica AEGON Active Asset Allocation — Moderate VP (the “New Series”). In connection with the approval of the New Series, the Board Members reviewed and considered the proposed investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Series Trust and Transamerica AEGON Active Asset Allocation — Moderate VP and TAM, as well as the proposed investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the New Series between TAM and AEGON USA Investment Management, LLC (“AUIM” or the “Sub-Adviser”), to determine whether the agreements should be approved for an initial two-year period.
Following their review and consideration, the Board Members determined that the proposed Investment Advisory and Sub-Advisory Agreements should enable the New Series to obtain high quality services at a cost that is appropriate, fair and in the best interests of its shareholders. The Board Members including the Independent Board Members unanimously approved the proposed Investment Advisory and Sub-Advisory Agreements.
In reaching their decision, the Board Members requested and obtained from TAM and AUIM such information as they deemed reasonably necessary to evaluate the proposed agreements. In considering the proposed approval of the Investment Advisory and Sub-Advisory Agreements, the Board Members evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. The Board Members based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decision and each Board Member may have attributed different weights to the various factors.
The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services expected to be provided by TAM and AUIM. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and AUIM, TAM’s management oversight process and the professional qualifications of AUIM’s portfolio management team. The Board Members determined that TAM and AUIM can provide investment and related services that are appropriate in scope and extent in light of the New Series’ operations, the competitive landscape of the investment company business and investor needs.
It was noted that in order for the New Series to invest in the Vanguard Exchange Traded Funds (“Vanguard ETFs”) as proposed, the Board was required to consider whether the fees to be charged by TAM and AUIM are based on services that are in addition to rather than duplicative of those provided by the manager of the Vanguard ETFs. It was noted that TAM will render “manager of managers” services to the New Series by, among other things, closely monitoring AUIM’s performance and by adding additional sub-advisers or altering the composition of sub-advisers as necessary to adapt to market conditions or the New Series’ performance. It also was noted that AUIM has developed an asset allocation model which it will utilize to select a basket of investments for the New Series in an attempt to match or exceed the return of an unmanaged benchmark. On these bases, the Board determined that the fees to be charged by TAM and the Sub-Adviser are based on services that are in addition to, rather than duplicative of, the services provided by the adviser to the underlying Vanguard ETFs in which the New Series will invest.
The investment performance of the New Series. The New Series is not yet in existence and therefore has no historical performance for the Board to review. However, the Board Members were provided with model performance data for the New Series based on backtesting against the proposed primary and secondary benchmark as well as a blended benchmark for the period of November 2000 to October 2010. On the basis of the Board Members’ assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and AUIM, the Board Members concluded that TAM and AUIM are capable of generating a level of investment performance that is appropriate in light of the New Series’ proposed investment objectives, policies and strategies.
The cost of advisory services provided and the level of profitability. The New Series is not yet in existence and therefore no revenue, cost or profitability data was available for the Board to review. However, the Board reviewed projected profitability information regarding TAM’s costs of procuring portfolio management services as well as the costs of providing administration, transfer agency, fund accounting and other services to the New Series by TAM and its affiliates. The Board Members also reviewed information comparing the fees and expenses of the New Series to those of its Lipper category and considered the similarities and differences between the New Series and the other funds in the category. The Board Members noted the anticipated profitability of the relationship between the New Series, TAM and its affiliates, and AUIM, as applicable, and determined that the management and sub-advisory fees to be received by TAM and AUIM under the agreements are consistent with TAM’s fiduciary duty under applicable law.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the New Series grows. In evaluating the extent to which the management fees payable under the new investment advisory and sub-advisory agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board took note of TAM’s and AUIM’s pricing schedule and the proposed advisory fee and sub-advisory fee breakpoints, as detailed in the materials provided to the Board, and noted each fee breakpoint with respect to the various asset levels to be achieved by the New Series. The Board concluded that the proposed fees and breakpoints may benefit investors by permitting economies of scale in the form of lower management fees as the level of assets grows for the New Series. The Board Members also noted that, in the future, they would have the opportunity to periodically reexamine whether the New Series has achieved economies of scale and the appropriateness of management fees payable to TAM and fees payable by TAM to AUIM.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AEGON Active Asset Allocation — Moderate VP
APPROVAL OF NEW INVESTMENT ADVISORY AND INVESTMENT SUB-ADVISORY AGREEMENT (continued)
(unaudited)
Benefits to TAM, its affiliates, or AUIM from their relationship with the New Series. The Board noted that TAM believes that other benefits anticipated to be derived by TAM, its affiliates, and AUIM from their relationships with the New Series are expected to be consistent with industry practice. The Board Members noted that TAM would not realize soft dollar benefits from its relationship with the New Series, and that AUIM may engage in soft dollar arrangements consistent with applicable law and “best execution” requirements. It was noted, however, that given the nature of the proposed New Series and the role of AUIM in selecting Vanguard ETF fund investments for the proposed New Series, there were unlikely to be significant brokerage or soft dollar arrangements.
Other considerations. The Board considered the investment objectives of the New Series and its investment strategies and noted that TAM believes that the New Series would enhance the investment options for affiliated insurance companies’ variable annuity products. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the New Series in a professional manner that is consistent with the best interests of the New Series and its shareholders. In this regard, the Board Members favorably considered TAM’s procedures and policies to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of AUIM. The Board Members also noted and favorably considered the procedures and policies created for investing in the Vanguard ETFs pursuant to the Vanguard exemptive order. The Board Members also determined that TAM has made a significant entrepreneurial commitment to the management and success of the New Series, reflected by TAM’s expense limitation and fee waiver arrangements with the New Series which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AEGON Active Asset Allocation — Moderate Growth VP
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at May 1, 2011 (commencement of operations) and held for the entire period until June 30, 2011.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (B)
	Beginning	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized
Fund Name	Account Value	Value	During Period (A)	Value	During Period (A)	Expense Ratio (C)

Transamerica AEGON Active Asset Allocation — Moderate Growth VP
Initial Class	$1,000.00	$986.00	$1.28	$1,006.79	$1.30	0.80%
Service Class	1,000.00	986.00	1.69	1,006.38	1.70	1.05

(A)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (61 days), and divided by the number of days in the year (365 days).

(B)	5% return per year before expenses.

(C)	Expense ratios do not include expenses of the investment companies in which the fund invests.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2011
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

% of Net
Asset Type	Assets

Capital Markets	54.4%
Value — Large Cap	12.4
Growth — Large Cap	12.3
Repurchase Agreement	7.9
Emerging Market — Equity	5.9
Region Fund — European	5.6
Growth — Small Cap	3.5
Region Fund — Asian Pacific	2.9
Other Assets and Liabilities — Net	(4.9)

Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AEGON Active Asset Allocation — Moderate Growth VP
SCHEDULE OF INVESTMENTS
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES — 97.0%
Capital Markets — 54.4%
Vanguard Extended Market ETF	1,410	$82
Vanguard Index Stock Market ETF	5,710	391
Vanguard Intermediate-Term Bond ETF	3,870	325
Vanguard Intermediate-Term Corporate Bond ETF	10	1
Vanguard Long-Term Bond ETF	1,080	86
Vanguard MSCI EAFE ETF	5,241	200
Vanguard S&P 500 ETF	5,207	314
Vanguard Short-Term Bond ETF	3,890	315
Vanguard Short-Term Government Bond ETF	1,050	64
Vanguard Total Bond Market ETF	6,040	489
Emerging Market — Equity — 5.9%
Vanguard MSCI Emerging Markets ETF	5,070	247
Growth — Large Cap — 12.3%
Vanguard Growth ETF	7,930	513
Growth — Small Cap — 3.5%
Vanguard Small-Capital ETF	1,855	145
Region Fund — Asian Pacific — 2.9%
Vanguard MSCI Pacific ETF	2,130	120
Region Fund — European — 5.6%
Vanguard MSCI European ETF	4,390	235
Value — Large Cap — 12.4%
Vanguard Value ETF	9,200	516

Total Investment Companies (cost $4,017)		4,043

	Principal

REPURCHASE AGREEMENT — 7.9%
State Street Bank & Trust Co. 0.01% ▲, dated 06/30/2011, to be repurchased at $330 on 07/01/2011. Collateralized by a U.S. Government Obligation, 4.00%, due 12/15/2017, with a value of $338.	$330	$330

Total Repurchase Agreement (cost $330)
Total Investment Securities (cost $4,347) #		4,373
Other Assets and Liabilities — Net		(204)

Net Assets		$4,169

NOTES TO SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 06/30/2011.

#	Aggregate cost for federal income tax purposes is $4,347. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $34 and $8, respectively. Net unrealized appreciation for tax purposes is $26.
DEFINITION:

ETF	Exchange-Traded Fund
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
	Prices	Inputs	Inputs	06/30/2011
Investment Companies	$4,043	$—	$—	$4,043
Repurchase Agreement	—	330	—	330
Total	$4,043	$330	$—	$4,373

Э	See the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AEGON Active Asset Allocation — Moderate Growth VP
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2011
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investments in investment companies, at value (cost: $4,017)	$4,043
Repurchase agreement, at value (cost: $330)	330
Receivables:
Investment securities sold	105
Shares sold	100
Due from advisor	2

	4,580

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	403
Distribution and service fees	1
Transfer agent fees	—	(A)
Audit and tax fees	3
Other	4

	411

Net assets	$4,169

Net assets consist of:
Capital stock ($.01 par value)	$4
Additional paid-in capital	4,142
Undistributed (accumulated) net investment income (loss)	5
Undistributed (accumulated) net realized gain (loss) from investments in investment companies	(8)
Net unrealized appreciation (depreciation) on investments in investment companies	26

Net assets	$4,169

Net assets by class:
Initial Class	$282
Service Class	3,887
Shares outstanding:
Initial Class	29
Service Class	394
Net asset value and offering price per share:
Initial Class	$9.86
Service Class	9.86

(A)	Rounds to less than $1.
STATEMENT OF OPERATIONS
For the period ended June 30, 2011(A)
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income from investment companies	$8
Interest income	—	(B)

	8

Expenses:
Management and advisory	2
Distribution and service:
Service Class	1
Printing and shareholder reports	—	(B)
Custody	4
Administration	—	(B)
Legal	—	(B)
Audit and tax	3
Trustees	—	(B)
Transfer agent	—	(B)

Total expenses	10

Less waiver/reimbursement	(7)

Net expenses	3

Net investment income	5

Net realized gain (loss) from:
Investments in investment companies	(8)

Net increase in unrealized appreciation (depreciation) on:
Investments in investment companies	26

Net realized and unrealized gain on investments in investment companies	18

Net increase In net assets resulting from operations	$23

(A)	Commenced operations on May 1, 2011.

(B)	Rounds to less than $1.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AEGON Active Asset Allocation — Moderate Growth VP
STATEMENT OF CHANGES IN NET ASSETS
For the period ended:
(all amounts in thousands)
(unaudited)

June 30,
2011(A)
From operations:
Net investment income	$5
Net realized loss from investments in investment companies	(8)
Change in net unrealized appreciation (depreciation) on investments in investment companies	26

Net increase in net assets resulting from operations	23

Capital share transactions:
Proceeds from shares sold:
Initial Class	328
Service Class	4,122

4,450

Cost of shares redeemed:
Initial Class	(45)
Service Class	(259)

(304)

Net increase in net assets resulting from capital shares transactions	4,146

Net increase in net assets	4,169

Net assets:
Beginning of period	—

End of period	$4,169

Undistributed net investment income	$5

Share activity:
Shares issued:
Initial Class	33
Service Class	421

454

Shares redeemed:
Initial Class	(4)
Service Class	(27)

(31)

Net increase (decrease) in shares outstanding:
Initial Class	29
Service Class	394

423

(A)	Commenced operations on May 1, 2011.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AEGON Active Asset Allocation — Moderate Growth VP
FINANCIAL HIGHLIGHTS

	Initial Class		Service Class
	May 1 to June		May 1 to June
	30, 2011(A)		30, 2011(A)
For a share outstanding throughout each period	(unaudited)		(unaudited)
Net asset value
Beginning of period	$10.00		$10.00
Investment operations
Net investment income(B),(C)	0.02		0.03
Net realized and unrealized loss	(0.16)		(0.17)

Total operations	(0.14)		(0.14)

Net asset value
End of period	$9.86		$9.86

Total return(D)	(1 .40	)%(E)	(1 .40	)%(E)

Net assets end of period (000’s)	$282		$3,887

Ratio and supplemental data
Expenses to average net assets(F)
After reimbursement/fee waiver	0 .80	%(G)	1 .05	%(G)
Before reimbursement/fee waiver	3 .03	%(G)	3 .28	%(G)
Net investment income, to average net assets(C)	1 .23	%(G)	1 .90	%(G)
Portfolio turnover rate(H)	18	% (E)	18	% (E)

(A)	Commenced operations on May 1, 2011.

(B)	Calculated based on average number of shares outstanding.

(C)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the fund invests.

(D)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(E)	Not annualized.

(F)	Does not include expenses of the investment companies in which the fund invests.

(G)	Annualized.

(H)	Does not include the portfolio activity of the underlying affiliated funds.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AEGON Active Asset Allocation — Moderate Growth VP
NOTES TO FINANCIAL STATEMENTS
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica AEGON Active Asset Allocation — Moderate Growth VP (the “Fund”) commenced operations on May 1, 2011. The Fund is part of TST.
The Fund currently offers two classes of shares; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund, including investment objectives and strategies.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian and, pursuant to the terms of the repurchase agreements, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund bears the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Interest income is accrued as earned. Dividend income and capital gain distributions from investment companies, if any, are recorded on the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AEGON Active Asset Allocation — Moderate Growth VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 2. (continued)
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Investment company securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy.
Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Fund’s Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When a Fund must use fair valuation methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.
The hierarchy classification of inputs used to value the Fund’s investments, at June 30, 2011, is disclosed in the Valuation Summary of the Fund’s Schedule of Investments. Transfers between Levels are considered to have occurred at the end if the reporting period.
There were no transfers into or out of any Levels as described above during the period ended June 30, 2011.
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company and Transamerica Advisors Life Insurance Company of New York.
TAM, the Fund’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TFS, and TCI. None of the non-independent trustees receive compensation for services as trustees of the Fund or the entities that invest in the Fund.
At the commencement of operations, TAM invested in the Fund. As of June 30, 2011, TAM had remaining investments in the Fund as follows:

	Market	% of Fund’s
	Value	Net Assets
Initial Class	$123	2.95%
Service Class	123	2.95
Investment advisory fees: The Fund pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $50 million	0.55%
Over $50 million up to $250 million	0.53%
Over $250 million	0.51%

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AEGON Active Asset Allocation — Moderate Growth VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
Note 3. (continued)
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 service fees and certain extraordinary expenses, exceed the following stated annual limit:
0.80% Expense Limit
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived fees.
During the period ended June 30, 2011, the amount reimbursed/waived by the adviser was $7. There were no amounts available for recapture by the adviser as of June 30, 2011.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2012. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2011 were as follows:

Purchases of securities:
Long-term	$4,558
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	533
U.S. Government	—

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AEGON Active Asset Allocation — Moderate Growth VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 5. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code.
The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax provisions taken for the open tax year (2011), or expected to be taken in the Fund’s 2011 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, capital loss carryforwards, and post-October loss deferrals.
NOTE 6. SUBSEQUENT EVENT
The Fund’s Board of Trustees has approved reorganizations pursuant to which the assets of each of Transamerica Global Growth VP (formerly, Transamerica Foxhall Global Growth VP) and Transamerica Emerging Markets/Pacific Rim VP (formerly, Transamerica Foxhall Emerging Markets/Pacific Rim VP) would be acquired, and their liabilities would be assumed, by the Fund in exchange for shares of the Fund. Transamerica Global Growth VP and Transamerica Emerging Markets/Pacific Rim VP would then each be liquidated, and shares of the Fund would be distributed to the shareholders of Transamerica Global Growth VP and Transamerica Emerging Markets/Pacific Rim VP. The reorganizations of each of Transamerica Global Growth VP and Transamerica Emerging Markets/Pacific Rim VP are subject to the satisfaction of certain conditions, including approval by the shareholders of each of Transamerica Global Growth VP and Transamerica Emerging Markets/Pacific Rim VP. If these conditions are satisfied, the reorganization is expected to occur during the fourth quarter of 2011.
Management has evaluated subsequent events through the date of issuance of the financial statements, and has determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AEGON Active Asset Allocation — Moderate Growth VP
APPROVAL OF NEW INVESTMENT ADVISORY AND INVESTMENT SUB-ADVISORY AGREEMENT
(unaudited)
At a meeting of the Board Members of Transamerica Series Trust (the “Board”) held on January 6, 2011, the Board, including the Independent Board Members, considered a proposal from Transamerica Asset Management, Inc. (“TAM” or “Management”) regarding approval of a new mandate, Transamerica AEGON Active Asset Allocation — Moderate Growth VP (the “New Series”). In connection with the approval of the New Series, the Board Members reviewed and considered the proposed investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Series Trust and Transamerica AEGON Active Asset Allocation — Moderate Growth VP and TAM, as well as the proposed investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the New Series between TAM and AEGON USA Investment Management, LLC (“AUIM” or the “Sub-Adviser”), to determine whether the agreements should be approved for an initial two-year period.
Following their review and consideration, the Board Members determined that the proposed Investment Advisory and Sub-Advisory Agreements should enable the New Series to obtain high quality services at a cost that is appropriate, fair and in the best interests of its shareholders. The Board Members including the Independent Board Members unanimously approved the proposed Investment Advisory and Sub-Advisory Agreements.
In reaching their decision, the Board Members requested and obtained from TAM and AUIM such information as they deemed reasonably necessary to evaluate the proposed agreements. In considering the proposed approval of the Investment Advisory and Sub-Advisory Agreements, the Board Members evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. The Board Members based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decision and each Board Member may have attributed different weights to the various factors.
The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services expected to be provided by TAM and AUIM. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and AUIM, TAM’s management oversight process and the professional qualifications of AUIM’s portfolio management team. The Board Members determined that TAM and AUIM can provide investment and related services that are appropriate in scope and extent in light of the New Series’ operations, the competitive landscape of the investment company business and investor needs.
It was noted that in order for the New Series to invest in the Vanguard Exchange Traded Funds (“Vanguard ETFs”) as proposed, the Board was required to consider whether the fees to be charged by TAM and AUIM are based on services that are in addition to rather than duplicative of those provided by the manager of the Vanguard ETFs. It was noted that TAM will render “manager of managers” services to the New Series by, among other things, closely monitoring AUIM’s performance and by adding additional sub-advisers or altering the composition of sub-advisers as necessary to adapt to market conditions or the New Series’ performance. It also was noted that AUIM has developed an asset allocation model which it will utilize to select a basket of investments for the New Series in an attempt to match or exceed the return of an unmanaged benchmark. On these bases, the Board determined that the fees to be charged by TAM and the Sub-Adviser are based on services that are in addition to, rather than duplicative of, the services provided by the adviser to the underlying Vanguard ETFs in which the New Series will invest.
The investment performance of the New Series. The New Series is not yet in existence and therefore has no historical performance for the Board to review. However, the Board Members were provided with model performance data for the New Series based on backtesting against the proposed primary and secondary benchmark as well as a blended benchmark for the period of November 2000 to October 2010. On the basis of the Board Members’ assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and AUIM, the Board Members concluded that TAM and AUIM are capable of generating a level of investment performance that is appropriate in light of the New Series’ proposed investment objectives, policies and strategies.
The cost of advisory services provided and the level of profitability. The New Series is not yet in existence and therefore no revenue, cost or profitability data was available for the Board to review. However, the Board reviewed projected profitability information regarding TAM’s costs of procuring portfolio management services as well as the costs of providing administration, transfer agency, fund accounting and other services to the New Series by TAM and its affiliates. The Board Members also reviewed information comparing the fees and expenses of the New Series to those of its Lipper category and considered the similarities and differences between the New Series and the other funds in the category. The Board Members noted the anticipated profitability of the relationship between the New Series, TAM and its affiliates, and AUIM, as applicable, and determined that the management and sub-advisory fees to be received by TAM and AUIM under the agreements are consistent with TAM’s fiduciary duty under applicable law.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the New Series grows. In evaluating the extent to which the management fees payable under the new investment advisory and sub-advisory agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board took note of TAM’s and AUIM’s pricing schedule and the proposed advisory fee and sub-advisory fee breakpoints, as detailed in the materials provided to the Board, and noted each fee breakpoint with respect to the various asset levels to be achieved by the New Series. The Board concluded that the proposed fees and breakpoints may benefit investors by permitting economies of scale in the form of lower management fees as the level of assets grows for the New Series. The Board Members also noted that, in the future, they would have the opportunity to periodically reexamine whether the New Series has achieved economies of scale and the appropriateness of management fees payable to TAM and fees payable by TAM to AUIM.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AEGON Active Asset Allocation — Moderate Growth VP
APPROVAL OF NEW INVESTMENT ADVISORY AND INVESTMENT SUB-ADVISORY AGREEMENT (continued)
(unaudited)
Benefits to TAM, its affiliates, or AUIM from their relationship with the New Series. The Board noted that TAM believes that other benefits anticipated to be derived by TAM, its affiliates, and AUIM from their relationships with the New Series are expected to be consistent with industry practice. The Board Members noted that TAM would not realize soft dollar benefits from its relationship with the New Series, and that AUIM may engage in soft dollar arrangements consistent with applicable law and “best execution” requirements. It was noted, however, that given the nature of the proposed New Series and the role of AUIM in selecting Vanguard ETF fund investments for the proposed New Series, there were unlikely to be significant brokerage or soft dollar arrangements.
Other considerations. The Board considered the investment objectives of the New Series and its investment strategies and noted that TAM believes that the New Series would enhance the investment options for affiliated insurance companies’ variable annuity products. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the New Series in a professional manner that is consistent with the best interests of the New Series and its shareholders. In this regard, the Board Members favorably considered TAM’s procedures and policies to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of AUIM. The Board Members also noted and favorably considered the procedures and policies created for investing in the Vanguard ETFs pursuant to the Vanguard exemptive order. The Board Members also determined that TAM has made a significant entrepreneurial commitment to the management and success of the New Series, reflected by TAM’s expense limitation and fee waiver arrangements with the New Series which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AEGON High Yield Bond VP
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at January 1, 2011 and held for the entire period until June 30, 2011.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (B)
	Beginning	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized
Fund Name	Account Value	Value	During Period (A)	Value	During Period (A)	Expense Ratio

Transamerica AEGON High Yield Bond VP
Initial Class	$1,000.00	$1,052.20	$3.61	$1,021.27	$3.56	0.71%
Service Class	1,000.00	1,051.50	4.88	1,020.03	4.81	0.96

(A)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(B)	5% return per year before expenses.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2011
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

	% of Net
Asset Type	Assets

Corporate Debt Securities	93.0%
Securities Lending Collateral	17.9
Repurchase Agreement	2.3
Preferred Corporate Debt Securities	1.7
Preferred Stocks	1.6
Warrants	0.0	(A)
Common Stock	0.0	(A)
Other Assets and Liabilities — Net	(16.5)

Total	100.0%

(A)	Amount rounds to less than 0.1%.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AEGON High Yield Bond VP
SCHEDULE OF INVESTMENTS
At June 30, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

PREFERRED CORPORATE DEBT SECURITIES - 1.7%
Diversified Financial Services - 0.9%
Bank of America Corp. — Series K
8.00%, 01/30/2018 *Ž	$1,135	$1,185
JPMorgan Chase & Co. — Series 1
7.90%, 04/30/2018 *Ž	630	677
Insurance - 0.8%
Lincoln National Corp.
7.00%, 05/17/2066 *	1,700	1,703

Total Preferred Corporate Debt Securities (cost $3,211)		3,565

CORPORATE DEBT SECURITIES - 93.0%
Aerospace & Defense - 2.8%
Alliant Techsystems, Inc.
6.75%, 04/01/2016	1,255	1,280
6.88%, 09/15/2020	450	468
BE Aerospace, Inc.
8.50%, 07/01/2018	1,175	1,281
Bombardier, Inc.
7.50%, 03/15/2018 - 144A	140	157
7.75%, 03/15/2020 - 144A	400	450
Ducommun, Inc.
9.75%, 07/15/2018 - 144A	600	617
Hexcel Corp.
6.75%, 02/01/2015	392	399
Spirit Aerosystems, Inc.
6.75%, 12/15/2020	330	335
7.50%, 10/01/2017	735	774
Triumph Group, Inc.
8.63%, 07/15/2018	450	493
Airlines - 0.3%
U.S. Airways Pass-Through Trust — Series 2010-1
6.25%, 04/22/2023	600	582
Auto Components - 0.3%
Lear Corp.
7.88%, 03/15/2018	365	392
8.13%, 03/15/2020	140	151
Automobiles - 0.9%
Chrysler Group LLC
8.00%, 06/15/2019 - 144A ^	940	924
8.25%, 06/15/2021 - 144A ^	530	519
General Motors (Escrow Shares)
7.20%, 01/15/2049	805	20
Jaguar Land Rover PLC
7.75%, 05/15/2018 - 144A ^	200	201
8.13%, 05/15/2021 - 144A ^	265	267
Beverages - 1.9%
Constellation Brands, Inc.
7.25%, 09/01/2016 - 05/15/2017	2,450	2,669
Cott Beverages, Inc.
8.13%, 09/01/2018	575	602
8.38%, 11/15/2017	800	838
Building Products - 2.1%
Euramax International, Inc.
9.50%, 04/01/2016 - 144A	975	946
Masco Corp.
7.75%, 08/01/2029	1,135	1,127
Ply Gem Industries, Inc.
8.25%, 02/15/2018 - 144A ^	2,507	2,376
Chemicals - 1.7%
Huntsman International LLC
5.50%, 06/30/2016	1,010	994
8.63%, 03/15/2020 ^	350	382
Lyondell Chemical Co.
8.00%, 11/01/2017 - 144A	383	426
Nova Chemicals Corp.
3.54%, 11/15/2013 *	200	199
8.38%, 11/01/2016 ^	1,590	1,748
Commercial Banks - 2.0%
CIT Group, Inc.
7.00%, 05/04/2015 - 05/02/2017 - 144A	4,325	4,313
Commercial Services & Supplies - 2.3%
Aramark Corp.
8.50%, 02/01/2015	400	416
Aramark Holdings Corp.
8.63%, 05/01/2016 - 144A Ώ	230	234
Ceridian Corp.
12.25%, 11/15/2015 ^Ώ	2,150	2,182
EnergySolutions, Inc.
10.75%, 08/15/2018	115	121
GCB Quebecor World (Escrow Shares)
6.13%, 11/15/2013	690	♦
International Lease Finance Corp.
8.63%, 09/15/2015	1,100	1,192
Koppers, Inc.
7.88%, 12/01/2019	750	801
Computers & Peripherals - 1.4%
Seagate HDD Cayman
6.88%, 05/01/2020 - 144A	950	943
7.00%, 11/01/2021 - 144A	350	350
7.75%, 12/15/2018 - 144A	1,025	1,076
Seagate Technology HDD Holdings, Inc.
6.80%, 10/01/2016 ^	715	753
Construction Materials - 1.0%
Vulcan Materials Co.
7.00%, 06/15/2018 ^	2,100	2,076
Consumer Finance - 2.6%
Ally Financial, Inc.
6.75%, 12/01/2014	1,550	1,600
8.00%, 03/15/2020	650	691
Springleaf Finance Corp.
6.90%, 12/15/2017	3,710	3,405
Containers & Packaging - 1.9%
Ball Corp.
6.63%, 03/15/2018	500	516
6.75%, 09/15/2020	350	371
Cascades, Inc.
7.75%, 12/15/2017	75	78
7.88%, 01/15/2020	750	781
Graphic Packaging International, Inc.
7.88%, 10/01/2018	900	954
9.50%, 06/15/2017	200	219
Packaging Dynamics Corp.
8.75%, 02/01/2016 - 144A	1,100	1,116
Diversified Consumer Services - 1.8%
Ford Holdings LLC
9.30%, 03/01/2030 ^	1,625	2,006
Service Corp., International
6.75%, 04/01/2016 ^	550	593
7.00%, 06/15/2017	1,160	1,250
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AEGON High Yield Bond VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

Diversified Financial Services - 3.3%
Ford Motor Credit Co., LLC
5.00%, 05/15/2018	$475	$473
7.00%, 04/15/2015	1,425	1,539
International Lease Finance Corp.
8.25%, 12/15/2020 ^	900	972
Nuveen Investments, Inc.
5.50%, 09/15/2015 ^	115	101
10.50%, 11/15/2015	1,974	2,019
Reynolds Group Issuer, Inc.
6.88%, 02/15/2021 - 144A	100	98
7.13%, 04/15/2019 - 144A	575	571
8.25%, 02/15/2021 - 144A	180	168
9.00%, 04/15/2019 - 144A	1,475	1,457
Diversified Telecommunication Services - 5.3%
Cincinnati Bell, Inc.
8.38%, 10/15/2020	1,250	1,246
8.75%, 03/15/2018 ^	325	309
EH Holding Corp.
6.50%, 06/15/2019 - 144A	350	356
7.63%, 06/15/2021 - 144A ^	130	133
Frontier Communications Corp.
9.00%, 08/15/2031	1,640	1,680
Intelsat Jackson Holdings SA
7.25%, 04/01/2019 - 144A	1,000	993
7.50%, 04/01/2021 - 144A	500	497
Intelsat Luxembourg SA
11.50%, 02/04/2017 - 144A Ώ	500	538
Level 3 Communications, Inc.
11.88%, 02/01/2019 - 144A	375	405
Level 3 Escrow, Inc.
8.13%, 07/01/2019 - 144A ^	375	377
PAETEC Holding Corp.
8.88%, 06/30/2017	177	186
Sprint Capital Corp.
8.75%, 03/15/2032	2,100	2,272
Windstream Corp.
7.50%, 04/01/2023	2,585	2,585
Electric Utilities - 5.6%
AES Red Oak LLC — Series B
9.20%, 11/30/2029	1,455	1,477
Dynegy Holdings, Inc.
7.50%, 06/01/2015 ^	1,495	1,218
7.75%, 06/01/2019 ^	2,795	2,033
Elwood Energy LLC
8.16%, 07/05/2026	1,733	1,715
Homer City Funding LLC
8.14%, 10/01/2019	496	454
8.73%, 10/01/2026	2,379	2,141
Intergen NV
9.00%, 06/30/2017 - 144A	2,075	2,195
LSP Energy, LP
8.16%, 07/15/2025	1,250	903
Food & Staples Retailing - 1.5%
Rite Aid Corp.
7.50%, 03/01/2017 ^	1,500	1,489
9.38%, 12/15/2015	325	303
10.38%, 07/15/2016	75	80
SUPERVALU, Inc.
8.00%, 05/01/2016 ^	1,420	1,448
Food Products - 2.5%
Del Monte Foods Co.
7.63%, 02/15/2019 - 144A ^	810	818
Dole Food Co., Inc.
8.00%, 10/01/2016 - 144A	1,580	1,655
Harmony Foods Corp.
10.00%, 05/01/2016 - 144A	187	191
Pilgrim’s Pride Corp.
7.88%, 12/15/2018 - 144A ^	420	389
Simmons Foods, Inc.
10.50%, 11/01/2017 - 144A	990	1,049
Tyson Foods, Inc.
6.85%, 04/01/2016	1,000	1,105
Gas Utilities - 0.1%
Star Gas Partner, LP
8.88%, 12/01/2017	175	182
Health Care Providers & Services - 4.2%
Community Health Systems, Inc.
8.88%, 07/15/2015 ^	2,265	2,334
GCB US Oncology, Inc. (Escrow Shares) 08/15/2017	1,650	29
HCA, Inc.
6.38%, 01/15/2015	1,500	1,530
9.25%, 11/15/2016	2,065	2,191
Healthsouth Corp.
7.75%, 09/15/2022 ^	1,645	1,733
LifePoint Hospitals, Inc.
6.63%, 10/01/2020	1,175	1,210
Hotels, Restaurants & Leisure - 8.4%
Ameristar Casinos, Inc.
7.50%, 04/15/2021 - 144A	1,600	1,650
Caesars Entertainment Operating Co., Inc.
10.00%, 12/15/2018 ^	1,200	1,083
12.75%, 04/15/2018	1,910	1,904
Firekeepers Development Authority
13.88%, 05/01/2015 - 144A	1,300	1,502
GWR Operating Partnership LLP
10.88%, 04/01/2017	1,670	1,808
MGM Resorts International
7.50%, 06/01/2016 ^	1,010	960
10.00%, 11/01/2016 - 144A ^	505	535
10.38%, 05/15/2014	170	193
11.38%, 03/01/2018 ^	1,695	1,903
Royal Caribbean Cruises, Ltd.
7.00%, 06/15/2013	1,125	1,201
7.25%, 06/15/2016 ^	200	215
Seneca Gaming Corp.
8.25%, 12/01/2018 - 144A	600	620
Sheraton Holding Corp.
7.38%, 11/15/2015 ^	674	763
Starwood Hotels & Resorts Worldwide, Inc.
7.15%, 12/01/2019	500	559
WMG Acquisition Corp.
9.50%, 06/15/2016	2,225	2,346
Wynn Las Vegas LLC
7.75%, 08/15/2020 ^	935	1,016
Household Durables - 4.2%
Beazer Homes USA, Inc.
12.00%, 10/15/2017	1,000	1,107
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AEGON High Yield Bond VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

Household Durables (continued)
Jarden Corp.
7.50%, 05/01/2017 - 01/15/2020 ^	$1,595	$1,658
K. Hovnanian Enterprises, Inc.
8.63%, 01/15/2017 ^	500	318
10.63%, 10/15/2016 ^	1,000	998
11.88%, 10/15/2015	195	155
KB Home
9.10%, 09/15/2017 ^	2,225	2,252
Meritage Homes Corp.
6.25%, 03/15/2015	355	350
7.15%, 04/15/2020	1,192	1,161
Standard Pacific Corp.
8.38%, 05/15/2018 - 01/15/2021 ^	1,050	1,032
Independent Power Producers & Energy Traders - 3.2%
Calpine Corp.
7.50%, 02/15/2021 - 144A	575	587
7.88%, 07/31/2020 - 01/15/2023 - 144A ^	1,975	2,051
Edison Mission Energy
7.00%, 05/15/2017	265	215
7.20%, 05/15/2019	850	676
NRG Energy, Inc.
7.63%, 05/15/2019 - 144A ^	590	587
7.63%, 01/15/2018 - 144A	1,175	1,178
7.88%, 05/15/2021 - 144A	1,250	1,246
8.25%, 09/01/2020 ^	300	306
Insurance - 1.0%
Genworth Financial, Inc.
6.15%, 11/15/2066 *	650	473
Liberty Mutual Group, Inc.
10.75%, 06/15/2058 - 144A *	1,275	1,692
IT Services - 1.6%
SunGard Data Systems, Inc.
7.38%, 11/15/2018	850	850
7.63%, 11/15/2020 ^	850	858
10.25%, 08/15/2015	1,360	1,407
Unisys Corp.
12.50%, 01/15/2016	200	219
Leisure Equipment & Products - 0.1%
Icon Health & Fitness
11.88%, 10/15/2016 - 144A	150	153
Machinery - 0.7%
Case New Holland, Inc.
7.88%, 12/01/2017 - 144A	275	303
Navistar International Corp.
8.25%, 11/01/2021 ^	1,070	1,144
Media - 5.2%
AMC Networks, Inc.
7.75%, 07/15/2021 - 144A ^	700	732
CCO Holdings LLC
6.50%, 04/30/2021	1,000	986
7.00%, 01/15/2019	1,200	1,236
7.25%, 10/30/2017 ^	550	570
7.88%, 04/30/2018 ^	440	464
Cengage Learning Acquisitions, Inc.
13.25%, 07/15/2015 - 144A ^	112	101
Cequel Communications Holdings I LLC and
Cequel Capital Corp.
8.63%, 11/15/2017 - 144A	585	608
Clear Channel Worldwide Holdings, Inc.
9.25%, 12/15/2017 ^	150	163
Clear Channel Worldwide Holdings, Inc. — Series B
9.25%, 12/15/2017	1,425	1,553
CSC Holdings LLC
8.50%, 06/15/2015	300	324
DISH DBS Corp.
7.75%, 05/31/2015	1,550	1,678
7.88%, 09/01/2019	800	863
Univision Communications, Inc.
7.88%, 11/01/2020 - 144A	1,125	1,153
8.50%, 05/15/2021 - 144A ^	900	898
Metals & Mining - 1.3%
Steel Dynamics, Inc.
7.38%, 11/01/2012	1,000	1,054
Thompson Creek Metals Co., Inc.
7.38%, 06/01/2018 - 144A	175	172
U.S. Steel Corp.
6.65%, 06/01/2037	950	834
7.00%, 02/01/2018	775	783
Multiline Retail - 1.7%
Bon-Ton Department Stores, Inc.
10.25%, 03/15/2014 ^	2,025	2,025
JC Penney Corp., Inc.
7.13%, 11/15/2023	575	598
7.40%, 04/01/2037 ^	1,100	1,073
Multi-Utilities - 0.5%
Puget Energy, Inc.
6.00%, 09/01/2021 - 144A	1,050	1,053
Oil, Gas & Consumable Fuels - 9.4%
Arch Coal, Inc.
7.00%, 06/15/2019 - 144A	200	200
7.25%, 06/15/2021 - 144A	340	340
8.75%, 08/01/2016	300	326
Chesapeake Energy Corp.
6.13%, 02/15/2021 ^	550	557
6.63%, 08/15/2020	901	948
9.50%, 02/15/2015	600	696
Connacher Oil and Gas, Ltd.
8.50%, 08/01/2019 - 144A ^	1,200	1,140
Consol Energy, Inc.
6.38%, 03/01/2021 - 144A	240	239
8.00%, 04/01/2017	225	245
8.25%, 04/01/2020	570	621
Continental Resources, Inc.
7.13%, 04/01/2021	400	422
8.25%, 10/01/2019	600	656
El Paso Corp.
6.88%, 06/15/2014	700	782
7.25%, 06/01/2018 ^	1,450	1,629
Energy Transfer Equity, LP
7.50%, 10/15/2020	2,020	2,142
GMX Resources, Inc.
11.38%, 02/15/2019 - 144A	760	707
Kinder Morgan Finance Co., ULC
5.70%, 01/05/2016	1,000	1,041
Linn Energy LLC
7.75%, 02/01/2021 - 144A	900	936
8.63%, 04/15/2020	720	781
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AEGON High Yield Bond VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Newfield Exploration Co.
6.63%, 09/01/2014	$890	$903
6.88%, 02/01/2020 ^	175	186
Pioneer Natural Resources Co.
6.65%, 03/15/2017	800	871
6.88%, 05/01/2018 ^	1,085	1,171
Plains Exploration & Production Co.
7.00%, 03/15/2017	1,640	1,689
Stallion Oilfield Holdings, Ltd.
10.50%, 02/15/2015 ^	896	972
Paper & Forest Products - 0.9%
Ainsworth Lumber Co., Ltd.
11.00%, 07/29/2015 - 144A Ώ	254	235
Smurfit Kappa Funding PLC
7.75%, 04/01/2015	280	283
Westvaco Corp.
8.20%, 01/15/2030	1,275	1,381
Pharmaceuticals - 1.3%
Mylan, Inc.
7.63%, 07/15/2017 - 144A	468	510
7.88%, 07/15/2020 - 144A	675	741
Valeant Pharmaceuticals International, Inc.
6.75%, 10/01/2017 - 144A	200	196
6.75%, 08/15/2021 - 144A ^	500	475
6.88%, 12/01/2018 - 144A	550	539
7.00%, 10/01/2020 - 144A	300	290
Real Estate Investment Trusts - 1.6%
Host Hotels & Resorts, LP
5.88%, 06/15/2019 - 144A	400	401
6.00%, 11/01/2020 ^	520	521
9.00%, 05/15/2017 ^	340	383
Host Hotels & Resorts, LP — Series Q
6.75%, 06/01/2016 ^	350	361
Weyerhaeuser Co.
7.38%, 03/15/2032	1,620	1,685
Road & Rail - 0.9%
Hertz Corp.
6.75%, 04/15/2019 - 144A	700	693
7.50%, 10/15/2018 - 144A	670	690
8.88%, 01/01/2014 ^	521	534
Semiconductors & Semiconductor Equipment - 1.4%
Freescale Semiconductor, Inc.
9.25%, 04/15/2018 - 144A	550	593
NXP BV
9.75%, 08/01/2018 - 144A	1,875	2,100
Sensata Technologies BV
6.50%, 05/15/2019 - 144A ^	275	274
Software - 0.9%
First Data Corp.
8.25%, 01/15/2021 - 144A ^	595	583
12.63%, 01/15/2021 - 144A	1,295	1,386
Specialty Retail - 0.7%
Brookstone Co., Inc.
13.00%, 10/15/2014 - 144A	272	231
Claire’s Stores, Inc.
8.88%, 03/15/2019 - 144A	1,220	1,141
9.63%, 06/01/2015 Ώ	250	241
Textiles, Apparel & Luxury Goods - 1.0%
Jones Group, Inc.
6.13%, 11/15/2034	1,300	994
Textiles, Apparel & Luxury Goods (continued)
Levi Strauss & Co.
8.88%, 04/01/2016 ^	840	872
Phillips-Van Heusen Corp.
7.38%, 05/15/2020 ^	310	332
Wireless Telecommunication Services - 1.5%
Cricket Communications, Inc.
7.75%, 10/15/2020 - 144A	935	914
7.75%, 05/15/2016	660	700
Nextel Communications, Inc. — Series D
7.38%, 08/01/2015	575	575
Sprint Nextel Corp.
9.25%, 04/15/2022	917	981

Total Corporate Debt Securities (cost $194,096)		200,691

	Shares	Value

PREFERRED STOCKS - 1.6%
Consumer Finance - 1.3%
Ally Financial, Inc., 7.00% - 144A	882	829
Ally Financial, Inc., 8.50% *	76,000	1,902
Diversified Financial Services - 0.3%
GMAC Capital Trust I, 8.13% *	25,000	640

Total Preferred Stocks (cost $2,907)		3,371

COMMON STOCK - 0.0% ∞
Automobiles - 0.0% ∞
General Motors Co. ‡^	3,144	95
Total Common Stock (cost $121)

WARRANTS - 0.0% ∞
Automobiles - 0.0% ∞
General Motors Co. ‡
Expiration: 07/10/2019
Exercise Price: $18.33	2,858	45
General Motors Co. ‡^
Expiration: 07/10/2016
Exercise Price: $10.00	2,858	62

Total Warrants (cost $137)		107

SECURITIES LENDING COLLATERAL - 17.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.22% ▲	38,723,492	38,723
Total Securities Lending Collateral (cost $38,723)

	Principal	Value

REPURCHASE AGREEMENT - 2.3%
State Street Bank & Trust Co.
0.01% ▲, dated 06/30/2011, to be repurchased at $4,933 on 07/01/2011. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/25/2038, with a value of $5,033.	$4,933	4,933
Total Repurchase Agreement (cost $4,933)

Total Investment Securities (cost $244,128) #		251,485
Other Assets and Liabilities — Net		(35,555)

Net Assets		$215,930

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AEGON High Yield Bond VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 06/30/2011.

Ž	The security has a perpetual maturity. The date shown is the next call date.

^	All or a portion of this security is on loan. The value of all securities on loan is $37,680.

Ώ	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock.

♦	Value rounds to less than $1.

▲	Rate shown reflects the yield at 06/30/2011.

∞	Percentage rounds to less than 0.1%.

‡	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $244,128. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $8,993 and $1,636, respectively. Net unrealized appreciation for tax purposes is $7,357.
DEFINITION:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 06/30/2011, these securities aggregated $60,009, or 27.79%, of the fund’s net assets.
VALUATION SUMMARY: э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	06/30/2011
Common Stock	$95	$—	$—	$95
Corporate Debt Securities	—	200,691	♦	200,691
Preferred Corporate Debt Securities	—	3,565	—	3,565
Preferred Stocks	3,371	—	—	3,371
Repurchase Agreement	—	4,933	—	4,933
Securities Lending Collateral	38,723	—	—	38,723
Warrants	107	—	—	107

Total	$42,296	$209,189	$ ♦	$251,485

Level 3 Rollforward — Investment Securities

Net Change in
Unrealized
Appreciation/
(Depreciation)
						Net Change in				on
	Beginning			Accrued	Total	Unrealized	Transfers	Transfers	Ending	Investments
	Balance at			Discounts/	Realized	Appreciation	into Level	out of Level	Balance at	Held at
Securities	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	/(Depreciation)	3	3	06/30/2011	06/30/2011
Corporate Debt Securities	$ ♦	$—	$—	$—	$—	$—	$—	$—	$ ♦	$—

э	See the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AEGON High Yield Bond VP
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2011
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $239,195)	$246,552
(including securities loaned of $37,680)
Repurchase agreement, at value (cost: $4,933)	4,933
Receivables:
Investment securities sold	2,166
Shares sold	74
Interest	3,788
Securities lending income (net)	12
Prepaid expenses	2

257,527

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	1,915
Shares redeemed	779
Management and advisory fees	122
Distribution and service fees	13
Administration fees	4
Printing and shareholder reports fees	23
Audit and tax fees	5
Other	13
Collateral for securities on loan	38,723

41,597

Net assets	$215,930

Net assets consist of:
Capital stock ($.01 par value)	$267
Additional paid-in capital	224,807
Undistributed (accumulated) net investment income (loss)	22,008
Undistributed (accumulated) net realized gain (loss) from investment securities	(38,509)
Net unrealized appreciation (depreciation) on:
Investment securities	7,357

Net assets	$215,930

Net assets by class:
Initial Class	$156,176
Service Class	59,754
Shares outstanding:
Initial Class	19,354
Service Class	7,327
Net asset value and offering price per share:
Initial Class	$8.07
Service Class	8.16
STATEMENT OF OPERATIONS
For the period ended June 30, 2011
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income	$54
Interest income	8,734
Securities lending income (net)	71

8,859

Expenses:
Management and advisory	735
Distribution and service:
Service Class	73
Printing and shareholder reports	13
Custody	25
Administration	23
Legal	5
Audit and tax	5
Trustees	3
Transfer agent	1
Other	3

Total expenses	886

Net investment income	7,973

Net realized gain (loss) on transactions from:
Investment securities	4,656

Net decrease in unrealized appreciation (depreciation) on:
Investment securities	(1,224)

Net realized and unrealized gain	3,432

Net increase in net assets resulting from operations	$11,405

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AEGON High Yield Bond VP
STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(all amounts in thousands)

	June 30, 2011	December 31,
	(unaudited)	2010
From operations:
Net investment income	$7,973	$14,183
Net realized gain (loss) from investment securities	4,656	9,745
Change in net unrealized appreciation (depreciation) on investment securities	(1,224)	(1,379)

Net increase in net assets resulting from operations	11,405	22,549

Distributions to shareholders:
From net investment income:
Initial Class	—	(22,084)
Service Class	—	(5,214)

Total distributions to shareholders	—	(27,298)

Capital share transactions:
Proceeds from shares sold:
Initial Class	23,758	73,696
Service Class	26,742	45,577

	50,500	119,273

Dividends and distributions reinvested:
Initial Class	—	22,084
Service Class	—	5,214

	—	27,298

Cost of shares redeemed:
Initial Class	(40,840)	(115,232)
Service Class	(17,865)	(27,774)

	(58,705)	(143,006)

Net increase (decrease) in net assets from capital shares transactions	(8,205)	3,565

Net increase (decrease) in net assets	3,200	(1,184)

Net assets:
Beginning of period/year	212,730	213,914

End of period/year	$215,930	$212,730

Undistributed net investment income	$22,008	$14,035

Share activity:
Shares issued:
Initial Class	3,003	9,244
Service Class	3,316	5,711

	6,319	14,955

Shares issued-reinvested from
distributions:
Initial Class	—	3,072
Service Class	—	716

	—	3,788

Shares redeemed:
Initial Class	(5,107)	(14,441)
Service Class	(2,205)	(3,495)

	(7,312)	(17,936)

Net increase (decrease) in shares outstanding:
Initial Class	(2,104)	(2,125)
Service Class	1,111	2,932

	(993)	807

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AEGON High Yield Bond VP
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

Period ended	Initial Class
June 30, 2011	Year Ended December 31,
(unaudited)	2010	2009	2008	2007	2006
Net asset value
Beginning of period/year	$7.67	$7.95	$5.87	$8.74	$9.48	$9.62
Investment operations
Net investment income(A)	0.28	0.59	0.66	0.67	0.68	0.69
Net realized and unrealized gain (loss)	0.12	0.33	2.04	(2.68)	(0.52)	0.29

Total operations	0.40	0.92	2.70	(2.01)	0.16	0.98

Distributions
From net investment income	—	(1.20)	(0.62)	(0.72)	(0.90)	(1.00)
From net realized gains	—	—	—	(0.14)	—	(B)	(0.12)

Total distributions	—	(1.20)	(0.62)	(0.86)	(0.90)	(1.12)

Net asset value
End of period/year	$8.07	$7.67	$7.95	$5.87	$8.74	$9.48

Total return(C)	5.22	%(D)	12.58%	47.05%	(25.20%)	1.85%	10.95%
Net assets end of period/year (000’s)	$156,176	$164,509	$187,509	$244,866	$308,893	$378,471
Ratio and supplemental data
Expenses to average net assets	0.71	%(E)	0.73%	0.80%	0.79%	0.81%	0.82%
Net investment income, to average net assets	7.00	%(E)	7.50%	9.38%	8.73%	7.25%	7.16%
Portfolio turnover rate	52	(D)	140%	85%	59%	70%	96%
For a share outstanding throughout each period

Period ended	Service Class
June 30, 2011	Year Ended December 31,
(unaudited)	2010	2009	2008	2007	2006
Net asset value
Beginning of period/year	$7.76	$8.04	$5.94	$8.83	$9.56	$9.70
Investment operations
Net investment income(A)	0.27	0.57	0.64	0.66	0.66	0.67
Net realized and unrealized gain (loss)	0.13	0.34	2.07	(2.72)	(0.51)	0.29

Total operations	0.40	0.91	2.71	(2.06)	0.15	0.96

Distributions
From net investment income	—	(1.19)	(0.61)	(0.69)	(0.88)	(0.98)
From net realized gains	—	—	—	(0.14)	—	(B)	(0.12)

Total distributions	—	(1.19)	(0.61)	(0.83)	(0.88)	(1.10)

Net asset value
End of period/year	$8.16	$7.76	$8.04	$5.94	$8.83	$9.56

Total return(C)	5.15	%(D)	12.31%	46.67%	(25.46%)	1.73%	10.62%
Net assets end of period/year (000’s)	$59,754	$48,221	$26,405	$5,617	$10,028	$10,083
Ratio and supplemental data
Expenses to average net assets	0.96	%(E)	0.98%	1.05%	1.04%	1.06%	1.07%
Net investment income, to average net assets	6.77	%(E)	7.20%	8.75%	8.26%	7.01%	6.91%
Portfolio turnover rate	52	%(D)	140%	85%	59%	70%	96%

(A)	Calculated based on average number of shares outstanding.

(B)	Rounds to less than $(0.01).

(C)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(D)	Not annualized.

(E)	Annualized.

Note:	Prior to January 1, 2010, all of the financial highlights were audited by another independent registered public accounting firm.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AEGON High Yield Bond VP
NOTES TO FINANCIAL STATEMENTS
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica AEGON High Yield Bond VP (the “Fund”) is part of TST.
The Fund currently offers two classes of shares; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund, including investment objectives and strategies.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian and, pursuant to the terms of the repurchase agreements, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund bears the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Payment in-kind securities (“PIKs”): PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a “dirty price”) and require a pro-rata adjustment from interest receivable to the unrealized appreciation or depreciation on investments on the Statement of Assets and Liabilities.
The PIKs at June 30, 2011 are listed in the Schedule of Investments.
Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Fund’s securities exposes the Fund to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Fund seeks to increase its net investment income through the receipt of interest (after rebates and fees).
Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2011 are shown in the Schedule of Investments and Statement of Assets and Liabilities.
Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.
Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.
There were no commissions recaptured during the period ended June 30, 2011.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AEGON High Yield Bond VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. (continued)
Dividend income related to a Real Estate Investment Trust (“REIT”) is recorded at the amount of distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities (common and preferred stock): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Foreign securities, in which their primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.
Securities lending collateral: Securities lending collateral is a money market fund which is valued at the net assets of the underlying portfolios and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AEGON High Yield Bond VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 2. (continued)
Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Fund’s Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When the Fund must use fair valuation methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.
The hierarchy classification of inputs used to value the Fund’s investments, at June 30, 2011, are disclosed in the Valuation Summary of the Fund’s Schedule of Investments. Transfers between Levels are considered to have occurred at the end of the reporting period.
There were no significant transfers between Level 1 and Level 2 during the period ended June 30, 2011.
For assets and liabilities for which significant unobservable inputs (Level 3) were used, there is a reconciliation of the beginning to the ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. The Level 3 reconciliation, if any, is disclosed in the Valuation
Summary of the Fund’s Schedule of Investments.
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.
TAM, the Fund’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
AEGON USA Investment Management, LLC (“AUIM”) is both an affiliate of the Fund and sub-adviser of the Fund.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, AUIM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TFS, and TCI. None of the non-independent trustees receive compensation for services as trustees of the Fund or the entities that invest in the Fund.
Investment advisory fees: The Fund pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $750 million	0.64%
Over $750 million	0.60%
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees and certain extraordinary expenses, exceed the following stated annual limit:
0.85% Expense Limit
Prior to May 1, 2011, the expense limit was 1.05%.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AEGON High Yield Bond VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived fees.
During the period ended June 30, 2011, there were no amounts reimbursed/waived or recaptured by the adviser. There are no amounts available for recapture by the adviser as of June 30, 2011.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2012. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2011 were as follows:

Purchases of securities:
Long-term	$112,244
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	110,935
U.S. Government	—
NOTE 5. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax provisions taken for all open tax years (2008 — 2010), or expected to be taken in the Fund’s 2011 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, structured notes, foreign bonds, swaps, net operating losses, distribution reclasses for REITs, passive foreign investment companies, foreign currency transactions, capital loss carryforwards, and post-October loss deferrals.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AEGON High Yield Bond VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 6. SUBSEQUENT EVENT
Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AEGON High Yield Bond VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 8-9, 2011, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica AEGON High Yield Bond VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and AEGON USA Investment Management, LLC (the “Sub- Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2012. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about standard fees for accounts managed by the Sub-Adviser in this strategy. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the investment approach for the Portfolio. The Trustees considered the services provided by TAM for the portion of the management fee it retains after payment of the Sub-Adviser’s fee, including oversight of the performance of administrative, recordkeeping, shareholder relations, regulatory reporting and other functions of the Portfolio as well as “manager of managers” services TAM provides in the form of selection and oversight of the Sub-Adviser. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2010. The Board noted that the performance of the Initial Class of the Portfolio was below the median for its peer universe for the past 1-year period and in line with the median for the past 3-, 5- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Portfolio. The Board also noted that the Portfolio’s performance included the management of the Portfolio’s previous sub-adviser. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information about TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio, including the amount of the management fee retained by TAM following payment of the sub-advisory fee. The Trustees noted that the Portfolio’s contractual management fee was in line with the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the median for its peer group and below the median for its peer universe. The Trustees noted the profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice. The Trustees also noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AEGON High Yield Bond VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)
(unaudited)
Other considerations. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AEGON Money Market VP
(formerly, Transamerica Money Market VP)

UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at January 1, 2011 and held for the entire period until June 30, 2011.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (B)
	Beginning	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized
Fund Name	Account Value	Value	During Period (A)	Value	During Period (A)	Expense Ratio

Transamerica AEGON Money Market VP
Initial Class	$1,000.00	$1,000.00	$1.04	$1,023.75	$1.05	0.21%
Service Class	1,000.00	1,000.00	1.04	1,023.75	1.05	0.21

(A)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(B)	5% return per year before expenses.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2011
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

% of Net
Asset Type	Assets

Commercial Paper	49.3%
Asset-Backed Commercial Paper	35.0
Repurchase Agreements	7.6
Other Note	4.4
Certificates of Deposit	3.8
Other Assets and Liabilities — Net	(0.1)

Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AEGON Money Market VP
(formerly, Transamerica Money Market VP)
SCHEDULE OF INVESTMENTS
At June 30, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

COMMERCIAL PAPER - 49.3%
Beverages - 4.3%
Coca-Cola Co.
0.13%, 09/12/2011	$6,300	$6,298
0.16%, 10/05/2011	11,000	10,996
PepsiCo, Inc.
0.09%, 08/22/2011	9,400	9,399
Capital Markets - 1.3%
State Street Corp.
0.15%, 09/12/2011	8,000	7,998
Commercial Banks - 23.2%
Bank of Nova Scotia
0.17%, 07/08/2011	6,000	6,000
0.17%, 09/01/2011	8,800	8,797
Credit Suisse
0.13%, 07/05/2011	2,900	2,900
Deutsche Bank Financial LLC
0.18%, 08/29/2011	6,000	5,998
0.20%, 08/15/2011	5,200	5,199
Lloyds TSB Bank PLC
0.0%, 07/01/2011	10,000	10,000
0.20%, 09/01/2011 - 09/07/2011	9,175	9,171
Royal Bank of Scotland Group PLC
0.21%, 08/10/2011	6,300	6,299
Scotiabanc, Inc.
0.10%, 07/05/2011	7,200	7,200
Skandinaviska Enskilda Banken AB
0.08%, 07/05/2011	4,000	4,000
0.16%, 08/08/2011	9,190	9,188
0.16%, 07/22/2011	15,000	14,999
Swedbank AB
0.16%, 07/08/2011	4,800	4,800
0.18%, 08/05/2011	3,500	3,499
0.21%, 08/01/2011	2,000	2,000
0.22%, 08/15/2011	8,400	8,398
0.25%, 07/14/2011	10,100	10,099
Toronto-Dominion Holdings USA, Inc.
0.11%, 08/01/2011	13,900	13,899
0.16%, 08/05/2011	9,800	9,798
Westpac Banking Corp.
0.15%, 08/04/2011	1,400	1,400
Consumer Finance - 5.5%
PACCAR Financial Corp.
0.16%, 09/12/2011	10,100	10,097
Toyota Motor Credit Corp.
0.20%, 09/13/2011	10,000	9,996
0.22%, 09/15/2011	10,200	10,195
0.23%, 07/25/2011	4,100	4,099
Diversified Financial Services - 15.0%
American Honda Finance Corp.
0.16%, 09/21/2011	3,750	3,749
0.17%, 09/02/2011	15,000	14,995
BNP Paribas Finance, Inc.
0.22%, 08/10/2011	5,500	5,499
0.22%, 07/05/2011	7,800	7,800
0.22%, 07/19/2011	10,850	10,849
Citigroup Funding, Inc.
0.21%, 07/19/2011	2,500	2,500
JPMorgan Chase & Co.
0.04%, 07/05/2011	25,000	24,999
Nordea North America, Inc.
0.18%, 07/12/2011	9,500	9,499
0.20%, 08/02/2011	13,317	13,315

Total Commercial Paper (cost $305,927)		305,927

ASSET-BACKED COMMERCIAL PAPER 35.0%
Diversified Financial Services - 35.0%
Barton Capital LLC
0.21%, 07/11/2011 - 144A	10,700	10,699
CAFCO LLC
0.14%, 07/06/2011 - 144A	8,000	8,000
0.15%, 08/05/2011	20,000	19,997
Cancara Asset Securitisation LLC
0.20%, 09/07/2011	3,000	2,999
0.23%, 07/06/2011 - 144A	10,600	10,600
Chariot Funding LLC
0.12%, 07/18/2011	5,000	5,000
Falcon Asset Securitization Co. LLC
0.15%, 08/16/2011	8,000	7,998
FCAR Owner Trust
0.19%, 07/06/2011	4,750	4,750
Grampian Funding LLC
0.23%, 07/08/2011 - 144A	3,000	3,000
0.25%, 07/19/2011 - 144A	6,000	5,999
0.25%, 07/14/2011 - 144A	1,000	1,000
Mont Blanc Capital Corp.
0.19%, 09/09/2011	3,760	3,759
Nieuw Amsterdam Receivables Corp.
0.18%, 09/13/2011	10,300	10,296
0.20%, 07/06/2011 - 144A	2,000	2,000
0.21%, 07/12/2011 - 144A	5,000	5,000
0.23%, 07/13/2011 - 144A	1,750	1,750
Regency Markets No. 1 LLC
0.0%, 07/01/2011	26,000	25,999
0.17%, 07/20/2011	1,410	1,410
Salisbury Receivables Co. LLC
0.14%, 07/05/2011 - 144A	1,600	1,600
Solitaire Funding LLC
0.24%, 07/18/2011 - 144A	2,700	2,700
Starbird Funding Corp.
0.20%, 09/15/2011	7,000	6,997
0.22%, 08/15/2011 - 144A	5,100	5,099
Straight-A Funding LLC
0.12%, 07/08/2011 - 144A	3,300	3,300
0.13%, 07/27/2011 - 07/29/2011 -144A	12,500	12,499
0.13%, 07/18/2011 - 144A	8,579	8,578
0.15%, 07/08/2011 - 144A	7,300	7,300
0.16%, 09/07/2011 - 144A	5,000	4,998
Surrey Funding Corp.
0.14%, 07/26/2011	12,000	11,999
0.18%, 08/23/2011 - 144A	3,300	3,299
0.20%, 08/03/2011	9,000	8,998
0.20%, 08/08/2011	3,300	3,299
Victory Receivables Corp.
0.19%, 07/20/2011	6,000	5,999

Total Asset-Backed Commercial Paper (cost $216,921)		216,921

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AEGON Money Market VP
(formerly, Transamerica Money Market VP)
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

CERTIFICATES OF DEPOSIT - 3.8%
Commercial Banks - 3.8%
Bank of Nova Scotia
0.20%, 08/09/2011	$5,800	$5,800
Societe Generale
0.23%, 08/02/2011 - 08/26/2011	17,700	17,700

Total Certificates of Deposits (cost $23,500)		23,500

OTHER NOTE - 4.4%
Diversified Financial Services - 4.4%
Merrill Lynch Master Note
0.14%, 05/26/2012 *	27,000	27,000
Total Other Note (cost $27,000)

REPURCHASE AGREEMENTS - 7.6%
Goldman Sachs
0.03% ▲, dated 06/30/2011, to be repurchased at $47,200 on 07/01/2011. Collateralized by U.S. Government Agency Obligations, 4.50% - 5.00%, due 12/01/2019 - 06/01/2039, with a value of $48,144.	47,200	47,200
State Street Bank & Trust Co.
0.01% ▲, dated 06/30/2011, to be repurchased at $175 on 07/01/2011. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 11/25/2040, with a value of $182.	175	175

Total Repurchase Agreements (cost $47,375)		47,375

Total Investment Securities (cost $620,723) #		620,723
Other Assets and Liabilities — Net		(552)

Net Assets		$$620,171

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 06/30/2011.

▲	Rate shown reflects the yield at 06/30/2011.

#	Aggregate cost for federal income tax purposes is $620,723.
DEFINITION:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 06/30/2011, these securities aggregated $97,421, or 15.71%, of the fund’s net assets.
VALUATION SUMMARY: э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	06/30/2011
Asset-Backed Commercial Paper	$—	$216,921	$—	$216,921
Certificates of Deposit	—	23,500	—	23,500
Commercial Papers	—	305,927	—	305,927
Other Note	—	27,000	—	27,000
Repurchase Agreements	—	47,375	—	47,375

Total	$—	$620,723	$—	$620,723

э	See the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AEGON Money Market VP
(formerly, Transamerica Money Market VP)
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2011
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $573,348)	$573,348
Repurchase agreement, at value (cost: $47,375)	47,375
Receivables:
Shares sold	857
Interest	10
Due from advisor	7
Prepaid expenses	7

621,604

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	1,377
Trustees fees	2
Administration fees	10
Printing and shareholder reports fees	10
Audit and tax fees	4
Other	30

1,433

Net assets	$620,171

Net assets consist of:
Capital stock ($.01 par value)	$6,202
Additional paid-in capital	613,969

Net assets	$620,171

Net assets by class:
Initial Class	$351,867
Service Class	268,304
Shares outstanding:
Initial Class	351,867
Service Class	268,304
Net asset value and offering price per share:
Initial Class	$1.00
Service Class	1.00
STATEMENT OF OPERATIONS
For the period ended June 30, 2011
(all amounts in thousands)
(unaudited)

Investment income:
Interest income	$642

Expenses:
Management and advisory	1,050
Distribution and service:
Service Class	302
Printing and shareholder reports	92
Custody	37
Administration	60
Legal	16
Audit and tax	5
Trustees	9
Transfer agent	2
Other	22

Total expenses	1,595

Less Fund expense waiver/reimbursement	(666)
Less Class expense waiver/reimbursement
Service Class	(302)

Net expenses	627

Net investment income	15

Net increase in net assets resulting from operations	$15

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AEGON Money Market VP
(formerly, Transamerica Money Market VP)
STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(all amounts in thousands)

	June 30, 2011	December 31,
	(unaudited)	2010
From operations:
Net investment income	$15	$36

Net increase in net assets resulting from operations	15	36

Distributions to shareholders:
From net investment income:
Initial Class	(9)	(23)
Service Class	(6)	(13)

Total distributions to shareholders	(15)	(36)

Capital share transactions:
Proceeds from shares sold:
Initial Class	85,326	216,980
Service Class	134,878	252,051

	220,204	469,031

Dividends and distributions reinvested:
Initial Class	9	23
Service Class	6	13

	15	36

Cost of shares redeemed:
Initial Class	(127,236)	(316,766)
Service Class	(113,662)	(255,742)

	(240,898)	(572,508)

Net decrease in net assets from capital shares transactions	(20,679)	(103,441)

Net decrease in net assets	(20,679)	(103,441)

Net assets:
Beginning of period/year	640,850	744,291

End of period/year	$620,171	$640,850

Undistributed net investment income	$—	$—

Share activity:
Shares issued:
Initial Class	85,326	216,980
Service Class	134,878	252,051

	220,204	469,031

Shares issued-reinvested from distributions:
Initial Class	9	23
Service Class	6	13

	15	36

Shares redeemed:
Initial Class	(127,236)	(316,766)
Service Class	(113,662)	(255,742)

	(240,898)	(572,508)

Net increase (decrease) in shares outstanding:
Initial Class	(41,901)	(99,763)
Service Class	21,222	(3,678)

	(20,679)	(103,441)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AEGON Money Market VP
(formerly, Transamerica Money Market VP)

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Period ended		Initial Class
	June 30, 2011		Year Ended December 31,
	(unaudited)		2010		2009		2008	2007	2006
Net asset value
Beginning of period/year	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Investment operations
Net investment income(A)	—	(B)	—	(B)	—	(B)	0.02	0.05	0.05

Total operations	—	(B)	—	(B)	—	(B)	0.02	0.05	0.05

Distributions
From net investment income	—	(B)	—	(B)	—	(B)	(0.02)	(0.05)	(0.05)

Total distributions	—	(B)	—	(B)	—	(B)	(0.02)	(0.05)	(0.05)

Net asset value
End of period/year	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00

Total return(C)	—	%(D),(E)	—	%(E)	0.13%		2.37%	4.91%	4.74%
Net assets end of period/year (000’s)	$351,867		$393,768		$493,531		$806,629	$495,893	$454,784
Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	0.21	%(F),(G)	0.23	%(G)	0.36	%(G),(H)	0.41%	0.40%	0.40%
Before reimbursement/fee waiver	0.43	%(F)	0.40%		0.43	%(H)	0.41%	0.40%	0.40%
Net investment income, to average net assets	0.01	%(F)	0.01%		0.15%		2.31%	4.88%	4.69%
For a share outstanding throughout each period

	Period ended		Service Class
	June 30, 2011		Year Ended December 31,
	(unaudited)		2010		2009		2008	2007	2006
Net asset value
Beginning of period/year	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Investment operations
Net investment income(A)	—	(B)	—	(B)	—	(B)	0.02	0.05	0.04

Total operations	—	(B)	—	(B)	—	(B)	0.02	0.05	0.04

Distributions
From net investment income	—	(B)	—	(B)	—	(B)	(0.02)	(0.05)	(0.04)

Total distributions	—	(B)	—	(B)	—	(B)	(0.02)	(0.05)	(0.04)

Net asset value
End of period/year	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00

Total return(C)	—	%(D),(E)	—	%(E)	0.04%		2.28%	4.65%	4.48%
Net assets end of period/year (000’s)	$268,304		$247,082		$250,760		$297,764	$94,703	$43,663
Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	0.21	%(F),(G)	0.23	%(G)	0.46	%(G),(H)	0.66%	0.65%	0.65%
Before reimbursement/fee waiver	0.68	%(F)	0.65%		0.68	%(H)	0.66%	0.65%	0.65%
Net investment income, to average net assets	0.01	%(F)	0.01%		0.04%		1.95%	4.62%	4.47%

(A)	Calculated based on average number of shares outstanding.

(B)	Rounds to less than $0.01 or $(0.01).

(C)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(D)	Not annualized.

(E)	Rounds to less than 0.01% or (0.01)%.

(F)	Annualized.

(G)	Transamerica Asset Management, Inc. or any of its affiliates waive fees or reimburse expenses in order to avoid a negative yield. Refer to the notes to the financial statements for details.

(H)	Ratios are inclusive of Treasury expense. The impact of this expense was 0.03% on the Initial Class and 0.02% on the Service Class.

Note:	Prior to January 1, 2010, all of the financial highlights were audited by another independent registered public accounting firm.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AEGON Money Market VP
(formerly, Transamerica Money Market VP)
NOTES TO FINANCIAL STATEMENTS
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Effective March 22, 2011, Transamerica Money Market VP changed its name to Transamerica AEGON Money Market VP. Transamerica AEGON Money Market VP (the “Fund”) is part of TST.
The Fund currently offers two classes of shares; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund, including investment objectives and strategies.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian and, pursuant to the terms of the repurchase agreements, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund bears the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.
Dividend distributions: Dividends to shareholders are declared daily and reinvested monthly.
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AEGON Money Market VP
(formerly, Transamerica Money Market VP)
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands) (unaudited)
NOTE 2. (continued)
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.
Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy.
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Funds’ Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When a Fund must use fair valuation methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.
The hierarchy classification of inputs used to value the Fund’s investments at June 30, 2011 are disclosed in the Valuation Summary at the end of the Fund’s Schedule of Investments. Transfers between Levels are considered to have occurred at the end of the reporting period.
There were no significant transfers between Level 1 and Level 2 during the period ended June 30, 2011.
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.
TAM, the Fund’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
Effective March 22, 2011, AEGON USA Investment Management, LLC (“AUIM”) is both an affiliate of the Fund and sub-adviser of the Fund.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, AUIM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, AUIM, TFS, and TCI. None of the non-independent trustees receive compensation for services as trustees of the Fund or the entities that invest in the Fund.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AEGON Money Market VP
(formerly, Transamerica Money Market VP)
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at June 30, 2011:

		% of Net
	Market Values	Assets
Transamerica Asset Allocation — Growth VP	$586	0.09	% ∞
Transamerica Asset Allocation — Conservative VP	♦	0.00	∞
Transamerica Asset Allocation — Moderate VP	♦	0.00	∞
Transamerica Asset Allocation — Moderate Growth VP	♦	0.00	∞

Total	$586	0.09%

♦	Value rounds to less than $1.

∞	Percentage rounds to less than 0.01%.
Investment advisory fee: The Fund pays management fees to TAM based on average daily net assets (“ANA”) at the following rate:
0.35% of ANA
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees and certain extraordinary expenses, exceed the following stated annual limit:
0.57% Expense Limit
If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived advisory fees.
During the period ended June 30, 2011, there were no amounts reimbursed or recaptured by the adviser.
TAM or any of its affiliates waive fees or reimburse expenses of one or more classes of Transamerica AEGON Money Market VP in order to avoid a negative yield. At any point within the succeeding 36 months in which the Transamerica AEGON Money Market VP, or any classes thereof, achieves a positive yield, the expenses previously waived or reimbursed pursuant to this paragraph may be reimbursed to TAM, to the extent that such reimbursement does not cause classes of Transamerica AEGON Money Market VP to experience a negative yield. Waived expenses related to the maintenance of the yield are included in the Statement of Operations, within the class expense reimbursed. As of the period ended June 30, 2011 and years ended December 31, 2010 and December 31, 2009, the amounts waived were as follows:

		Amount Waived at		2010 Amount		2009 Amount
	Amount Waived at	06/30/2011	2010 Amount	Waived	2009 Amount	Waived
Fund/Class	06/30/2011 ($)	(Basis Points)	Waived ($)	(Basis Points)	Waived ($)	(Basis Points)
Fund	$666	22	$1,239	17	$599	6
Initial	—	—	—	—	56	1
Service	302	25	649	25	433	16

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AEGON Money Market VP
(formerly, Transamerica Money Market VP)
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2012. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.
NOTE 4. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax provisions taken for all open tax years (2008 — 2010), or expected to be taken in the Fund’s 2011 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for net operating losses and capital losses.
NOTE 5. SUBSEQUENT EVENT
Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AEGON Money Market VP
(formerly, Transamerica Money Market VP)
APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENT
(unaudited)
At a special meeting of the Board Members of Transamerica Series Trust (the “Board”) held on January 19, 2011, the Board, including the Independent Board Members, approved the termination of Transamerica Investment Management, LLC (“TIM”) as sub-adviser to Transamerica Money Market VP (the “Portfolio”), and approved a new investment sub-advisory agreement for the Portfolio between Transamerica Asset Management, Inc. (“TAM” or the “Manager”) and AEGON USA Investment Management, LLC (“AUIM” or the “Sub-Adviser”) the Portfolio’s proposed new Sub-Adviser, subject to shareholder approval. The Board Members noted that the proposal to replace TIM as sub-adviser to the Portfolio, was part of a broader initiative by AEGON to consolidate the fixed income activities of TIM and AUIM into a single investment platform under AUIM.
The Board considered the termination of TIM as sub-adviser for the Portfolio and the appointment of AUIM as replacement sub-adviser. The Board authorized TAM to terminate the sub-advisory agreement with TIM. The Board also approved the sub-advisory agreement with AUIM, with respect to the Portfolio, for an initial two-year period (the “New Sub-Advisory Agreement”), pending shareholder approval.
To assist the Board Members in their consideration of the New Sub-Advisory Agreement, the Board Members received in advance of their meeting certain materials and information. In addition, the Independent Board Members consulted with their independent legal counsel, discussing, among other things, the legal standards and certain other considerations relevant to the Board Members’ deliberations.
Among other matters, the Board Members considered:
(a) that TAM advised the Board Members that the appointment of AUIM is not expected to result in any diminution in the nature, quality and extent of services provided to the Portfolio and its shareholders, including compliance services;
(b) that AUIM is an experienced and respected asset management firm, and that TAM believes that AUIM has the capabilities, resources and personnel necessary to provide advisory services to the Portfolio based on an assessment of the services that AUIM provides to other funds within the Transamerica fund complex;
(c) that AUIM and TAM are affiliated entities;
(d) that certain portfolio managers at TIM, the current sub-adviser for the Portfolio, are expected to join AUIM following the consolidation of all fixed income activities under AUIM;
(e) that in June 2010 the Board performed a full annual review of a number of sub-advisory agreements with AUIM with respect to Transamerica funds not discussed herein, and determined that AUIM has the capabilities, resources and personnel necessary to provide the sub-advisory services to the applicable Transamerica funds;
(f) the proposed responsibilities of AUIM for the Portfolio and the services expected to be provided by it;
(g) the fact that the sub-advisory fees payable by TAM to AUIM would be the same as those paid by TAM to the Portfolio’s current sub-adviser;
(h) that advisory fees paid by the Portfolio to TAM would not increase;
(i) that the sub-advisory fees paid by TAM to AUIM are consistent with TAM’s fiduciary duty under applicable law;
(j) that TAM recommended to the Board that AUIM be appointed as Sub-Adviser to the Portfolio based on its desire to engage a sub-adviser with strong research and management capabilities across the fixed income spectrum and with the ability to implement the current investment strategies of the Portfolio;
(k) that the Proposal is part of a broader initiative by AEGON to consolidate the fixed income activities of TIM and AUIM into a single investment platform under AUIM; and
(l) that the Portfolio would bear the costs of obtaining shareholder approval of the New Sub-Advisory Agreement, such costs to be allocated on the basis of the Portfolio’s net assets except where direct costs can reasonably be attributed to the Portfolio.
Further, the Board Members, including a majority of the Independent Board Members, found that the change in sub-adviser to AUIM is in the best interests of the Portfolio and its shareholders and does not involve a conflict of interest from which TAM and AUIM derives an inappropriate advantage. A discussion followed which included additional consideration of these and other matters.
In their deliberations, the Board Members did not identify any particular information that was all-important or controlling, and each Board Member may have attributed different weights to the various factors. The Board Members evaluated all information available to them, and the Board Members, including a majority of the Independent Board Members, concluded that the New Sub-Advisory Agreement should be approved and that the fees payable thereunder are consistent with TAM’s fiduciary duty under applicable law and that the New Sub-Advisory Agreement should be recommended to Portfolio shareholders for approval.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AEGON Money Market VP
(formerly, Transamerica Money Market VP)
APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENT (continued)
(unaudited)
Nature, Quality and Extent of Services Provided. In evaluating the nature, quality and extent of the services to be provided by AUIM under the New Sub-Advisory Agreement, the Board Members considered, among other things, information and assurances provided by TAM and AUIM as to the operations, facilities, organization and personnel of AUIM, the anticipated ability of AUIM to perform its duties under the New Sub-Advisory Agreement, and the anticipated ability of AUIM to implement the current investment strategies of the Portfolio. The Board Members also considered that AUIM and TAM are affiliated entities. The Board Members considered the proposed change to the Portfolio’s name. The Board Members considered that TAM has advised the Board Members that the appointment of AUIM is not expected to result in any diminution in the nature, quality and extent of services provided to the Portfolio and its shareholders, including compliance services. The Board Members considered that AUIM is an experienced and respected asset management firm and that TAM believes that AUIM has the capabilities, resources and personnel necessary to provide advisory services to the Portfolio based on the assessment of the services that AUIM provides to other funds within the Transamerica fund complex. The Board Members took into consideration that certain portfolio managers at TIM are expected to join AUIM following the consolidation of all fixed income activities under AUIM. The Board Members also considered that they recently had performed a full annual review of a number of sub-advisory agreements with AUIM and had determined that AUIM has the capabilities, resources and personnel necessary to provide the sub-advisory services to the funds subject to those agreements.
Based on their review of the materials provided and the assurances they had received from TAM, the Board Members determined that AUIM can provide sub-advisory services that are appropriate in scope and extent in light of the investment program for the Portfolio and that AUIM’s appointment is not expected to adversely affect the nature, quality and extent of services provided to the Portfolio.
Fees and Costs of Services Provided. The Board Members considered the sub-advisory fee rate under the New Sub-Advisory Agreement as well as the overall management fee structure of the Portfolio and noted that they would remain unchanged. The Board Members noted that the Portfolio does not pay the sub-advisory fee. The Board Members took into consideration that they had recently reviewed the Manager’s profitability with respect to the Portfolio and that advisory fees would remain unchanged. The Board Members determined that the sub-advisory fee payable by TAM to AUIM is consistent with TAM’s fiduciary duty under applicable law.
Economies of Scale. The Board Members noted that the advisory fee schedule of the Portfolio would remain unchanged and that TAM believes that the appointment of AUIM as sub-adviser has the potential to attract additional assets because of AUIM’s asset management capabilities across the fixed income spectrum. The Board Members concluded that they would have the opportunity to periodically reexamine whether economies of scale had been achieved, and the appropriateness of management fees payable to TAM and fees payable by TAM to AUIM, in the future.
Fall-Out Benefits. The Board Members took into consideration the character of other incidental benefits received by AUIM, including the use of portfolio brokerage transactions to pay for research services that AUIM typically enters into with regard to other funds that it sub-advises within the Transamerica fund complex and noted that they had recently determined that such benefits are expected to be consistent with industry practice and the best interests of those funds and their shareholders. The Board Members also considered the potential for increased visibility in the marketplace as a result of AUIM’s relationship with the Portfolio.
Investment Performance. The Board Members considered AUIM’s investment management experience, capabilities and resources, including with respect to other funds that it sub-advises within the Transamerica fund complex. In addition, the Board Members noted that they had recently considered the performance of those other funds and, in that connection, determined that AUIM was capable of providing investment and related services that are appropriate in scope and extent in light of those funds’ operations, the competitive landscape of the investment company business and investor needs. Based on this information, the Board Members determined that AUIM is capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies.
Other Considerations. The Board Members considered that the sub-adviser change is part of a broader initiative by AEGON to consolidate the fixed income activities of TIM and AUIM into a single investment platform under AUIM.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AEGON Money Market VP
(formerly, Transamerica Money Market VP)
Transamerica Series Trust
RESULTS OF SHAREHOLDER PROXY (unaudited)
Section 270.30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires regulated investment companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Trustees of the Portfolio solicited a vote by the shareholders for the following item:
At a special meeting of shareholders held on March 18, 2011, the results of Proposal 1 were as follows:
Proposal 1: To approve a new Sub-Advisory Agreement with a new sub-adviser:

For	Against	Abstentions/Broker Non-Votes
$528,009,301.80	$41,029,320.72	$42,791,391.16

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AEGON U.S. Government Securities VP
(formerly, Transamerica U.S. Government Securities VP)
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at January 1, 2011 and held for the entire period until June 30, 2011.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (B)
	Beginning	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized
Fund Name	Account Value	Value	During Period (A)	Value	During Period (A)	Expense Ratio
Transamerica AEGON U.S. Government Securities VP
Initial Class	$1,000.00	$1,023.50	$3.16	$1,021.67	$3.16	0.63%
Service Class	1,000.00	1,021.60	4.41	1,020.43	4.41	0.88

(A)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(B)	5% return per year before expenses.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2011
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

% of Net
Asset Type	Assets
U.S. Government Obligations	39.0%
U.S. Government Agency Obligations	30.4
Corporate Debt Securities	23.7
Securities Lending Collateral	13.4
Mortgage-Backed Securities	3.0
Preferred Corporate Debt Securities	2.0
Repurchase Agreement	1.5
Other Assets and Liabilities — Net	(13.0)

Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AEGON U.S. Government Securities VP
(formerly, Transamerica U.S. Government Securities VP)
SCHEDULE OF INVESTMENTS
At June 30, 2011
(all amounts in thousands)
(unaudited)

	Principal		Value

U.S. GOVERNMENT OBLIGATIONS - 39.0%
U.S. Treasury Bond
3.13%, 05/15/2021 ^		$15,000	$14,958
4.38%, 05/15/2041		19,000	18,970
U.S. Treasury Inflation Indexed Bond
1.75%, 01/15/2028		28,390	29,707
2.50%, 01/15/2029		28,126	32,665
U.S. Treasury Note
0.63%, 04/30/2013		5,000	5,018
0.75%, 12/15/2013		10,500	10,534
1.75%, 05/31/2016 ^		14,000	14,022
2.25%, 03/31/2016 ^		19,900	20,468
2.38%, 05/31/2018 ^		3,000	2,984
2.88%, 03/31/2018 ^		46,000	47,387
3.13%, 10/31/2016		9,000	9,567
3.25%, 12/31/2016		8,000	8,534

Total U.S. Government Obligations (cost $203,914)			214,814

U.S. GOVERNMENT AGENCY OBLIGATIONS - 30.4%
Fannie Mae
1.98%, 06/25/2021		5,194	5,165
2.61%, 07/01/2035 *		2,566	2,703
2.94%, 08/01/2035 *		2,730	2,849
3.22%, 02/01/2015		11,747	12,188
3.79%, 07/01/2013		1,335	1,385
4.36%, 10/09/2019 ▲		12,575	8,803
4.50%, 03/25/2021 - 04/25/2030		2,313	2,379
5.00%, 06/25/2019 - 04/25/2034		5,974	6,386
5.50%, 04/01/2037		921	1,002
5.50%, 04/01/2037 *		4,015	4,261
5.63%, 12/01/2036 *		4,123	4,438
6.00%, 11/01/2037 - 10/01/2038		14,897	16,433
Freddie Mac
1.00%, 07/30/2014 ^		10,000	9,988
3.52%, 08/01/2037 *		326	339
4.00%, 08/15/2028 - 02/15/2029		11,775	12,326
4.13%, 12/21/2012 - 09/27/2013 ^		14,000	14,973
5.00%, 08/15/2012 - 11/15/2032		4,801	5,040
5.32%, 07/01/2038 *		3,044	3,272
5.38%, 09/01/2037 *		1,742	1,872
5.50%, 09/15/2031		1,852	1,882
Ginnie Mae
3.28%, 02/16/2035		8,477	8,803
3.95%, 07/15/2025		8,436	8,711
4.00%, 08/20/2037		7,780	8,146
4.85%, 04/20/2061		5,037	5,418
4.86%, 03/20/2061		10,115	10,889
Overseas Private Investment Corp.
3.74%, 04/15/2015		7,743	8,093

Total U.S. Government Agency Obligations (cost $162,493)			167,744

MORTGAGE-BACKED SECURITIES - 3.0%
American General Mortgage Loan Trust
Series 2009-1, Class A6
5.75%, 09/25/2048 - 144A *		7,000	7,078
BCAP LLC Trust
Series 2009-RR6, Class 2A1
5.24%, 08/26/2035 - 144A *		2,760	2,610
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036 - 144A *		3,491	3,614
Jefferies & Co., Inc.
Series 2009-R7, Class 10A3
6.00%, 12/26/2036 - 144A		2,250	2,236
Wells Fargo Mortgage Loan Trust
Series 2010-RR1, Class 2A1
0.41%, 08/27/2047 - 144A *		1,176	1,158

Total Mortgage-Backed Securities (cost $16,410)			16,696

PREFERRED CORPORATE DEBT SECURITIES - 2.0%
Capital Markets - 0.1%
State Street Capital Trust III
5.24%, 08/08/2011 * Ž ^		735	735
Commercial Banks - 1.3%
Fleet Capital Trust II
7.92%, 12/11/2026		4,500	4,581
Rabobank Nederland NV
11.00%, 06/30/2019 - 144A * Ž ^		2,200	2,807
Diversified Financial Services - 0.6%
ZFS Finance USA Trust II
6.45%, 12/15/2065 - 144A * ^		3,100	3,147

Total Preferred Corporate Debt Securities (cost $10,562)			11,270

CORPORATE DEBT SECURITIES - 23.7%
Beverages - 0.6%
Anheuser-Busch InBev Worldwide, Inc.
9.75%, 11/17/2015 ^	BRL	5,000	3,388
Capital Markets - 3.3%
Macquarie Group, Ltd.
6.25%, 01/14/2021 - 144A ^		$3,150	3,148
Raymond James Financial, Inc.
8.60%, 08/15/2019		3,000	3,664
State Street Corp.
2.15%, 04/30/2012 ^		11,000	11,175
Commercial Banks - 0.5%
Barclays Bank PLC
10.18%, 06/12/2021 - 144A		2,240	2,810
Consumer Finance - 4.1%
Ally Financial, Inc.
2.20%, 12/19/2012		22,000	22,558
Diversified Financial Services - 12.2%
Aviation Capital Group Corp.
7.13%, 10/15/2020 - 144A		5,000	5,165
Cemex Finance LLC
9.50%, 12/14/2016 - 144A ^		2,145	2,217
General Electric Capital Corp.
2.20%, 06/08/2012		22,000	22,409
Irish Life & Permanent Group Holdings PLC
3.60%, 01/14/2013 - 144A		4,000	3,363
John Deere Capital Corp.
2.88%, 06/19/2012		21,400	21,944
Stone Street Trust
5.90%, 12/15/2015 - 144A		3,500	3,667
Unison Ground Lease Funding LLC
6.39%, 04/15/2020 - 144A		3,750	3,958
WCP Wireless Site Funding LLC
4.14%, 11/15/2015 - 144A		4,925	5,039
Diversified Telecommunication Services - 0.3%
Windstream Corp.
8.63%, 08/01/2016		1,450	1,510
Insurance - 0.4%
HCC Insurance Holdings, Inc.
6.30%, 11/15/2019		762	823
Pacific Life Insurance Co.
9.25%, 06/15/2039 - 144A ^		1,000	1,303
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AEGON U.S. Government Securities VP
(formerly, Transamerica U.S. Government Securities VP)
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value

Oil, Gas & Consumable Fuels - 0.6%
Lukoil International Finance BV
6.38%, 11/05/2014 - 144A	$3,000	$3,294
Real Estate Investment Trusts - 1.7%
Kilroy Realty, LP
5.00%, 11/03/2015	4,000	4,169
Senior Housing Properties Trust
4.30%, 01/15/2016	2,000	2,018
Tanger Properties, LP
6.13%, 06/01/2020	3,010	3,329

Total Corporate Debt Securities (cost $126,944)		130,951

	Shares	Value

SECURITIES LENDING COLLATERAL - 13.4%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.22% ▲	73,952,278	73,952
Total Securities Lending Collateral (cost $73,952)

	Principal	Value

REPURCHASE AGREEMENT - 1.5%
State Street Bank & Trust Co. 0.01% ▲, dated 06/30/2011, to be repurchased at $8,246 on 07/01/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, with a value of $8,414.	$8,246	$8,246

Total Repurchase Agreement (cost $8,246)

Total Investment Securities (cost $602,521)#		623,673
Other Assets and Liabilities — Net		(71,639)

Net Assets		$552,034

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $72,459.

*	Floating or variable rate note. Rate is listed as of 06/30/2011.

Ž	The security has a perpetual maturity. The date shown is the next call date.

▲	Rate shown reflects the yield at 06/30/2011.

#	Aggregate cost for federal income tax purposes is $602,521. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $22,822 and $1,670, respectively. Net unrealized appreciation for tax purposes is $21,152.
DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 06/30/2011, these securities aggregated $56,614, or 10.26%, of the fund’s net assets.

BRL	Brazilian Real
VALUATION SUMMARY: э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	06/30/2011

Corporate Debt Securities	$—	$130,951	$—	$130,951
Mortgage-Backed Securities	—	16,696	—	16,696
Preferred Corporate Debt Securities	—	11,270	—	11,270
Repurchase Agreement	—	8,246	—	8,246
Securities Lending Collateral	73,952	—	—	73,952
U.S. Government Agency Obligations	—	167,744	—	167,744
U.S. Government Obligations	—	214,814	—	214,814

Total	$73,952	$549,721	$—	$623,673

э	See the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AEGON U.S. Government Securities VP
(formerly, Transamerica U.S. Government Securities VP)
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2011
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $594,275) (including securities loaned of $72,459)	$615,427
Repurchase agreement, at value (cost: $8,246)	8,246
Cash	9
Receivables:
Investment securities sold	32
Shares sold	1,102
Interest	2,681
Securities lending income (net)	11
Prepaid expenses	6

627,514

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	1,152
Management and advisory fees	244
Distribution and service fees	68
Trustees fees	2
Transfer agent fees	1
Administration fees	9
Printing and shareholder reports fees	11
Audit and tax fees	7
Other	34
Collateral for securities on loan	73,952

75,480

Net assets	$552,034

Net assets consist of:
Capital stock ($.01 par value)	$419
Additional paid-in capital	491,298
Undistributed (accumulated) net investment income (loss)	24,778
Undistributed (accumulated) net realized gain (loss) from investment securities and foreign currency transactions	14,386
Net unrealized appreciation (depreciation) on:
Investment securities	21,152
Translation of assets and liabilities denominated in foreign currencies	1

Net assets	$552,034

Net assets by class:
Initial Class	$207,703
Service Class	344,331
Shares outstanding:
Initial Class	15,921
Service Class	25,975
Net asset value and offering price per share:
Initial Class	$13.05
Service Class	13.26
STATEMENT OF OPERATIONS
For the period ended June 30, 2011
(all amounts in thousands)
(unaudited)

Investment income:
Interest income	$10,472
Securities lending income (net)	39

10,511

Expenses:
Management and advisory	1,524
Distribution and service:
Service Class	426
Printing and shareholder reports	77
Custody	42
Administration	55
Legal	15
Audit and tax	7
Trustees	8
Transfer agent	2
Other	10

Total expenses	2,166

Net investment income	8,345

Net realized gain (loss) on transactions from:
Investment securities	3,956
Foreign currency transactions	(1,407)

2,549

Net increase in unrealized appreciation (depreciation) on:
Investment securities	(243)
Translation of assets and liabilities denominated in foreign currencies	792

Change in unrealized appreciation (depreciation)	549

Net realized and unrealized gain	3,098

Net increase in net assets resulting from operations	$11,443

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AEGON U.S. Government Securities VP
(formerly, Transamerica U.S. Government Securities VP)
STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(all amounts in thousands)

	June 30, 2011	December 31,
	(unaudited)	2010
From operations:
Net investment income	$8,345	$16,938
Net realized gain (loss) from investment securities and foreign currency transactions	2,549	12,700
Change in net unrealized appreciation (depreciation) on investment securities and foreign currency translation	549	684

Net increase in net assets resulting from operations	11,443	30,322

Distributions to shareholders:
From net investment income:
Initial Class	—	(6,123)
Service Class	—	(15,268)

	—	(21,391)

From net realized gains:
Initial Class	—	(4,390)
Service Class	—	(11,944)

	—	(16,334)

Total distributions to shareholders	—	(37,725)

Capital share transactions:
Proceeds from shares sold:
Initial Class	83,415	40,939
Service Class	120,051	353,708

	203,466	394,647

Dividends and distributions reinvested:
Initial Class	—	10,513
Service Class	—	27,212

	—	37,725

Cost of shares redeemed:
Initial Class	(70,556)	(62,279)
Service Class	(190,257)	(435,689)

	(260,813)	(497,968)

Net decrease in net assets from capital shares transactions	(57,347)	(65,596)

Net decrease in net assets	(45,904)	(72,999)

Net assets:
Beginning of period/year	597,938	670,937

End of period/year	$552,034	$597,938

Undistributed net investment income	$24,778	$16,433

Share activity:
Shares issued:
Initial Class	6,518	3,124
Service Class	9,116	26,557

	15,634	29,681

Shares issued-reinvested from distributions:
Initial Class	—	822
Service Class	—	2,092

	—	2,914

Shares redeemed:
Initial Class	(5,505)	(4,777)
Service Class	(14,569)	(32,962)

	(20,074)	(37,739)

Net increase (decrease) in shares outstanding:
Initial Class	1,013	(831)
Service Class	(5,453)	(4,313)

	(4,440)	(5,144)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AEGON U.S. Government Securities VP
(formerly, Transamerica U.S. Government Securities VP)
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Period ended		Initial Class
	June 30, 2011		Year Ended December 31,
	(unaudited)		2010	2009	2008	2007	2006
Net asset value
Beginning of period/year	$12.75		$12.89	$12.64	$12.00	$11.86	$11.94
Investment operations
Net investment income(A)	0.20		0.35	0.39	0.44	0.54	0.52
Net realized and unrealized gain (loss)	0.10		0.22	0.17	0.47	0.16	(0.14)

Total operations	0.30		0.57	0.56	0.91	0.70	0.38

Distributions
From net investment income	—		(0.41)	(0.31)	(0.27)	(0.56)	(0.44)
From net realized gains	—		(0.30)	—	—	—	(0.02)

Total distributions	—		(0.71)	(0.31)	(0.27)	(0.56)	(0.46)

Net asset value
End of period/year	$13.05		$12.75	$12.89	$12.64	$12.00	$11.86

Total return(B)	2.35	%(C)	4.40%	4.47%	7.66%	6.05%	3.27%
Net assets end of period/year (000’s)	$207,703		$190,139	$202,820	$247,964	$149,664	$164,070
Ratio and supplemental data
Expenses to average net assets	0.63	%(D)	0.61%	0.61%	0.60%	0.62%	0.62%
Net investment income, to average net assets	3.17	%(D)	2.69%	3.09%	3.60%	4.56%	4.41%
Portfolio turnover rate	47	%(C)	110%	157%	200%	170%	184%
For a share outstanding throughout each period

	Period ended		Service Class
	June 30, 2011		Year Ended December 31,
	(unaudited)		2010	2009	2008	2007	2006
Net asset value
Beginning of period/year	$12.98		$13.10	$12.86	$12.23	$12.09	$12.18
Investment operations
Net investment income(A)	0.19		0.32	0.37	0.39	0.52	0.51
Net realized and unrealized gain (loss)	0.09		0.23	0.16	0.51	0.16	(0.14)

Total operations	0.28		0.55	0.53	0.90	0.68	0.37

Distributions
From net investment income	—		(0.37)	(0.29)	(0.27)	(0.54)	(0.44)
From net realized gains	—		(0.30)	—	—	—	(0.02)

Total distributions	—		(0.67)	(0.29)	(0.27)	(0.54)	(0.46)

Net asset value
End of period/year	$13.26		$12.98	$13.10	$12.86	$12.23	$12.09

Total return(B)	2.16	%(C)	4.22%	4.20%	7.42%	5.78%	3.06%
Net assets end of period/year (000’s)	$344,331		$407,799	$468,117	$620,178	$26,213	$8,572
Ratio and supplemental data
Expenses to average net assets	0.88	%(D)	0.86%	0.86%	0.85%	0.87%	0.87%
Net investment income, to average net assets	2.91	%(D)	2.43%	2.84%	3.14%	4.29%	4.27%
Portfolio turnover rate	47	%(C)	110%	157%	200%	170%	184%

(A)	Calculated based on average number of shares outstanding.

(B)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(C)	Not annualized.

(D)	Annualized.
Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AEGON U.S. Government Securities VP
(formerly, Transamerica U.S. Government Securities VP)
NOTES TO FINANCIAL STATEMENTS At
June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Effective March 22, 2011, Transamerica U.S. Government Securities VP changed its name to Transamerica AEGON U.S. Government Securities VP. Transamerica AEGON U.S. Government Securities VP (the “Fund”) is part of TST.
The Fund currently offers two classes of shares; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund, including investment objectives and strategies.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund bears the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities are translated at the exchange rates in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.
Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Fund securities exposes the Fund to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Fund seeks to increase its net investment income through the receipt of interest (after rebates and fees).
Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2011 are shown in the Schedule of Investments and Statement of Assets and Liabilities.

Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.
Dividend income related to a Real Estate Investment Trust (“REIT”) is recorded at the amount of distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AEGON U.S. Government Securities VP
(formerly, Transamerica U.S. Government Securities VP)
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. (continued)
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
Level 1 — Unadjusted quoted prices in active markets for identical securities.
Level 2 — Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 — Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Foreign securities, in which their primary trading market closes at the same time or after the NYSE are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Repurchase agreements are traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.
Securities lending collateral: Securities lending collateral is a money market fund which is valued at the net assets of the underlying portfolios and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.
Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Asset backed securities: The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AEGON U.S. Government Securities VP
(formerly, Transamerica U.S. Government Securities VP)
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 2. (continued)
Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy.
Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy.
U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U. S. government securities. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over the counter (“OTC”) derivative contracts include forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy.
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Fund’s Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When the Fund must use fair valuation methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.
The hierarchy classification of inputs used to value the Fund’s investments , at June 30, 2011, are disclosed in the Valuation Summary of the Fund’s Schedule of Investments. Transfers between Levels are considered to have occurred at the end of the reporting period.
There were no significant transfers between Level 1 and Level 2 during the period ended June 30, 2011.
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.
TAM, the Fund’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TFS, and TCI. None of the non-independent trustees receive compensation for services as trustees of the Fund or the entities that invest in the Fund.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AEGON U.S. Government Securities VP
(formerly, Transamerica U.S. Government Securities VP)
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at June 30, 2011:

	Market	% of Net
	Value	Assets
Transamerica Asset Allocation-Conservative VP	$6,628	1.20%
Transamerica International Moderate Growth VP	46,594	8.44%

Total	$53,222	9.64%

Investment advisory fees: The Fund pays management fees to TAM based on average daily net assets (“ANA”) at the following rate:
0.55% of ANA
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees and certain extraordinary expenses, exceed the following stated annual limit:
0.63% Expense Limit
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived fees.
During the period ended June 30, 2011, there were no amounts reimbursed/waived or recaptured by the adviser. There are no amounts available for recapture by the adviser as of June 30, 2011.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2012. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AEGON U.S. Government Securities VP
(formerly, Transamerica U.S. Government Securities VP)
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2011 were as follows:

Purchases of securities:
Long-term	$42,155
U.S. Government	214,527
Proceeds from maturities and sales of securities:
Long-term	152,077
U.S. Government	123,451
NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS
The Fund is subject to various risk in the normal course of pursuing its investment objectives. The amount of forward foreign currency contracts decreased to zero contracts by the end of the period. The tables below highlight the types of risk and the derivative instruments used to mitigate the risks:
Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2011
Derivatives not accounted for as hedging instruments

Foreign exchange
Location	contracts
Realized Gain (Loss) on derivatives recognized in income
Net realized (loss) on foreign currency transactions ~	$(1,421)
Change in Unrealized Appreciation (Depreciation) on derivatives recognized in income
Net increase in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	$794
Total	$(627)
     ~ Included within net realized gain (loss) on transactions from foreign currency transactions.
For non-exchange traded derivatives (swaps and forward foreign currency contracts), under standard derivatives agreements, the Fund may be required to post collateral on derivatives if the Fund is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.
NOTE 6. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax provisions taken for all open tax years (2008 – 2010), or expected to be taken in the Fund’s 2011 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, structured notes, foreign bonds, swaps, net operating losses, distribution reclasses for REITs, passive foreign investment companies, foreign currency transactions, capital loss carryforwards, and post-October loss deferrals.
NOTE 7. SUBSEQUENT EVENT
Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AEGON U.S. Government Securities VP
(formerly, Transamerica U.S. Government Securities VP)
APPROVAL OF NEW INVESTMENT SUB-ADVISORY AGREEMENT
(unaudited)
At a special meeting of the Board Members of Transamerica Series Trust (the “Board”) held on January 19, 2011, the Board, including the Independent Board Members, approved the termination of Transamerica Investment Management, LLC (“TIM”) as sub-adviser to Transamerica U.S. Government Securities VP (the “Portfolio”), and approved a new investment sub-advisory agreement for the Portfolio between Transamerica Asset Management, Inc. (“TAM” or the “Manager”) and AEGON USA Investment Management, LLC (“AUIM” or the “Sub-Adviser”) the Portfolio’s proposed new Sub-Adviser, subject to shareholder approval. The Board Members noted that the proposal to replace TIM as sub-adviser to the Portfolio, was part of a broader initiative by AEGON to consolidate the fixed income activities of TIM and AUIM into a single investment platform under AUIM.
The Board considered the termination of TIM as sub-adviser for the Portfolio and the appointment of AUIM as replacement sub-adviser. The Board authorized TAM to terminate the sub-advisory agreement with TIM. The Board also approved the sub-advisory agreement with AUIM, with respect to the Portfolio, for an initial two-year period (the “New Sub-Advisory Agreement”), pending shareholder approval.
To assist the Board Members in their consideration of the New Sub-Advisory Agreement, the Board Members received in advance of their meeting certain materials and information. In addition, the Independent Board Members consulted with their independent legal counsel, discussing, among other things, the legal standards and certain other considerations relevant to the Board Members’ deliberations.
Among other matters, the Board Members considered:
(a) that TAM advised the Board Members that the appointment of AUIM is not expected to result in any diminution in the nature, quality and extent of services provided to the Portfolio and its shareholders, including compliance services;
(b) that AUIM is an experienced and respected asset management firm, and that TAM believes that AUIM has the capabilities, resources and personnel necessary to provide advisory services to the Portfolio based on an assessment of the services that AUIM provides to other funds within the Transamerica fund complex;
(c) that AUIM and TAM are affiliated entities;
(d) that certain portfolio managers at TIM, the current sub-adviser for the Portfolio, are expected to join AUIM following the consolidation of all fixed income activities under AUIM;
(e) that in June 2010 the Board performed a full annual review of a number of sub-advisory agreements with AUIM with respect to Transamerica funds not discussed herein, and determined that AUIM has the capabilities, resources and personnel necessary to provide the sub-advisory services to the applicable Transamerica funds;
(f) the proposed responsibilities of AUIM for the Portfolio and the services expected to be provided by it;
(g) the fact that the sub-advisory fees payable by TAM to AUIM would be the same as those paid by TAM to the Portfolio’s current sub-adviser;
(h) that advisory fees paid by the Portfolio to TAM would not increase;
(i) that the sub-advisory fees paid by TAM to AUIM are consistent with TAM’s fiduciary duty under applicable law;
(j) that TAM recommended to the Board that AUIM be appointed as Sub-Adviser to the Portfolio based on its desire to engage a sub-adviser with strong research and management capabilities across the fixed income spectrum and with the ability to implement the current investment strategies of the Portfolio;
(k) that the Proposal is part of a broader initiative by AEGON to consolidate the fixed income activities of TIM and AUIM into a single investment platform under AUIM; and
(l) that the Portfolio would bear the costs of obtaining shareholder approval of the New Sub-Advisory Agreement, such costs to be allocated on the basis of the Portfolio’s net assets except where direct costs can reasonably be attributed to the Portfolio.
Further, the Board Members, including a majority of the Independent Board Members, found that the change in sub-adviser to AUIM is in the best interests of the Portfolio and its shareholders and does not involve a conflict of interest from which TAM and AUIM derives an inappropriate advantage. A discussion followed which included additional consideration of these and other matters.
In their deliberations, the Board Members did not identify any particular information that was all-important or controlling, and each Board Member may have attributed different weights to the various factors. The Board Members evaluated all information available to them, and the Board Members, including a majority of the Independent Board Members, concluded that the New Sub-Advisory Agreement should be approved and that the fees payable thereunder are consistent with TAM’s fiduciary duty under applicable law and that the New Sub-Advisory Agreement should be recommended to Portfolio shareholders for approval.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AEGON U.S. Government Securities VP
(formerly, Transamerica U.S. Government Securities VP)
APPROVAL OF NEW INVESTMENT SUB-ADVISORY AGREEMENT (continued)
(unaudited)
Nature, Quality and Extent of Services Provided. In evaluating the nature, quality and extent of the services to be provided by AUIM under the New Sub-Advisory Agreement, the Board Members considered, among other things, information and assurances provided by TAM and AUIM as to the operations, facilities, organization and personnel of AUIM, the anticipated ability of AUIM to perform its duties under the New Sub-Advisory Agreement, and the anticipated ability of AUIM to implement the current investment strategies of the Portfolio. The Board Members also considered that AUIM and TAM are affiliated entities. The Board Members considered the proposed change to the Portfolio’s name. The Board Members considered that TAM has advised the Board Members that the appointment of AUIM is not expected to result in any diminution in the nature, quality and extent of services provided to the Portfolio and its shareholders, including compliance services. The Board Members considered that AUIM is an experienced and respected asset management firm and that TAM believes that AUIM has the capabilities, resources and personnel necessary to provide advisory services to the Portfolio based on the assessment of the services that AUIM provides to other funds within the Transamerica fund complex. The Board Members took into consideration that certain portfolio managers at TIM are expected to join AUIM following the consolidation of all fixed income activities under AUIM. The Board Members also considered that they recently had performed a full annual review of a number of sub-advisory agreements with AUIM and had determined that AUIM has the capabilities, resources and personnel necessary to provide the sub-advisory services to the funds subject to those agreements.
Based on their review of the materials provided and the assurances they had received from TAM, the Board Members determined that AUIM can provide sub-advisory services that are appropriate in scope and extent in light of the investment program for the Portfolio and that AUIM’s appointment is not expected to adversely affect the nature, quality and extent of services provided to the Portfolio.
Fees and Costs of Services Provided. The Board Members considered the sub-advisory fee rate under the New Sub-Advisory Agreement as well as the overall management fee structure of the Portfolio and noted that they would remain unchanged. The Board Members noted that the Portfolio does not pay the sub-advisory fee. The Board Members took into consideration that they had recently reviewed the Manager’s profitability with respect to the Portfolio and that advisory fees would remain unchanged. The Board Members determined that the sub-advisory fee payable by TAM to AUIM is consistent with TAM’s fiduciary duty under applicable law.
Economies of Scale. The Board Members noted that the advisory fee schedule of the Portfolio would remain unchanged and that TAM believes that the appointment of AUIM as sub-adviser has the potential to attract additional assets because of AUIM’s asset management capabilities across the fixed income spectrum. The Board Members concluded that they would have the opportunity to periodically re-examine whether economies of scale had been achieved, and the appropriateness of management fees payable to TAM and fees payable by TAM to AUIM, in the future.
Fall-Out Benefits. The Board Members took into consideration the character of other incidental benefits received by AUIM, including the use of portfolio brokerage transactions to pay for research services that AUIM typically enters into with regard to other funds that it sub-advises within the Transamerica fund complex and noted that they had recently determined that such benefits are expected to be consistent with industry practice and the best interests of those funds and their shareholders. The Board Members also considered the potential for increased visibility in the marketplace as a result of AUIM’s relationship with the Portfolio.
Investment Performance. The Board Members considered AUIM’s investment management experience, capabilities and resources, including with respect to other funds that it sub-advises within the Transamerica fund complex. In addition, the Board Members noted that they had recently considered the performance of those other funds and, in that connection, determined that AUIM was capable of providing investment and related services that are appropriate in scope and extent in light of those funds’ operations, the competitive landscape of the investment company business and investor needs. Based on this information, the Board Members determined that AUIM is capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies.
Other Considerations. The Board Members considered that the sub-adviser change is part of a broader initiative by AEGON to consolidate the fixed income activities of TIM and AUIM into a single investment platform under AUIM.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AEGON U.S. Government Securities VP
(formerly, Transamerica U.S. Government Securities VP)
INVESTMENT ADVISORY AGREEMENT — CONTRACT RENEWAL
(unaudited)
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 8-9, 2011, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica AEGON U.S. Government Securities VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), to determine whether the agreement should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the compensation to be received by TAM under the agreement is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement through June 30, 2012. In reaching their decision, the Trustees requested and received from TAM such information as they deemed reasonably necessary to evaluate the agreement. The Trustees also considered information they had previously received from TAM as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decision on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decision:
The nature, extent and quality of the advisory services provided. The Board considered the nature, extent and quality of the services provided by TAM to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the investment approach for the Portfolio. The Trustees considered the services provided by TAM for the portion of the management fee it retains after payment of the fee to the Portfolio’s sub-adviser, including oversight of the performance of administrative, recordkeeping, shareholder relations, regulatory reporting and other functions of the Portfolio as well as “manager of managers” services TAM provides in the form of selection and oversight of the sub-adviser. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and TAM’s management oversight process. The Trustees determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2010. The Board noted that the performance of the Initial Class of the Portfolio was below the median for its peer universe for the past 1- and 10-year periods, above the median for the past 3-year period and in line with the median for the past 5-year period. The Board noted that it had approved replacement of the Portfolio’s sub-adviser during the past year and that the performance reflected management by the previous sub-adviser. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM, the Board concluded that TAM is capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information about TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board reviewed the management fee for the Portfolio, including the amount of the management fee retained by TAM following payment of the sub-advisory fee to the Portfolio’s sub-adviser. The Trustees noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were in line with the median for its peer group and below the median for its peer universe. The Trustees noted the profitability of the relationship between the Portfolio and TAM and its affiliates and determined that the management fee to be received by TAM under the agreement is consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees considered the management fee schedule and the existence of breakpoints, if any. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM, in the future.
Benefits to TAM and its affiliates from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM and its affiliates from their relationships with the Portfolio are expected to be consistent with industry practice. The Trustees also noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AEGON U.S. Government Securities VP
(formerly, Transamerica U.S. Government Securities VP)
INVESTMENT ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)
(unaudited)
Other considerations. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Portfolio’s sub-adviser. The Trustees also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the compensation to be received by TAM is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AEGON U.S. Government Securities VP
(formerly, Transamerica U.S. Government Securities VP)
Transamerica Series Trust
RESULTS OF SHAREHOLDER PROXY (unaudited)
Section 270.30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires regulated investment companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Trustees of the Portfolio solicited a vote by the shareholders for the following item:
At a special meeting of shareholders held on March 18, 2011, the results of Proposal 1 were as follows:
Proposal 1: To approve a new Sub-Advisory Agreement with a new sub-adviser:

For	Against	Abstentions/Broker Non-Votes
$552,318,885.90	$21,359,761.73	$33,305,203.95

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AllianceBernstein Dynamic Allocation VP
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at January 1, 2011 and held for the entire period until June 30, 2011.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (B)
	Beginning	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized
Fund Name	Account Value	Value	During Period (A)	Value	During Period (A)	Expense Ratio

Transamerica AllianceBernstein Dynamic Allocation VP
Initial Class	$1,000.00	$1,028.40	$5.33	$1,019.54	$5.31	1.06%
Service Class	1,000.00	1,028.40	6.59	1,018.30	6.56	1.31

(A)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(B)	5% return per year before expenses.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2011
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

	% of Net
Asset Type	Assets

Common Stocks	29.0%
U.S. Government Agency Obligations	20.5
U.S. Government Obligations	20.4
Repurchase Agreement	16.6
Corporate Debt Securities	10.8
Securities Lending Collateral	9.3
Mortgage-Backed Securities	0.9
Foreign Government Obligations	0.6
Municipal Government Obligation	0.1
Preferred Corporate Debt Security	0.1%
Preferred Stock	0.1
Warrant	0.0	(A)
Rights	0.0	(A)
Other Assets and Liabilities — Net (B)	(8.4)

Total	100.0%

(A)	Amount rounds to less than 0.1%.

(B)	The Other Assets and Liabilities — Net category may include, but is not limited to, Forward Currency contracts, Futures Contracts, Swap Agreements, Written Options and Swaptions, and Securities Sold Short.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AllianceBernstein Dynamic Allocation VP
SCHEDULE OF INVESTMENTS
At June 30, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS - 20.4%
U.S. Treasury Bond
2.63%, 11/15/2020	$1,079	$1,039
4.38%, 05/15/2040	4,525	4,523
5.38%, 02/15/2031	2,910	3,410
U.S. Treasury Note
1.00%, 07/15/2013	11,652	11,776
1.75%, 07/31/2015	7,986	8,121
2.13%, 12/31/2015 ^	3,570	3,664
2.75%, 02/15/2019	1,113	1,124
3.13%, 10/31/2016	2,080	2,211
3.50%, 05/15/2020	1,687	1,761

Total U.S. Government Obligations (cost $37,518)		37,629

U.S. GOVERNMENT AGENCY OBLIGATIONS - 20.5%
Fannie Mae
1.13%, 07/30/2012	3,402	3,430
3.50%, 11/01/2025 - 01/01/2026	1,143	1,166
4.00%, 03/01/2024 - 01/01/2041	3,206	3,230
4.50%, 04/01/2025 - 08/01/2040	4,657	4,869
5.00%, 01/01/2013 - 08/01/2040	3,175	3,388
5.38%, 06/12/2017	855	995
5.50%, 12/01/2023 - 06/01/2038	4,000	4,346
6.00%, 03/01/2038 - 07/01/2039	2,081	2,289
6.50%, 11/01/2036 - 12/01/2037	1,091	1,237
6.63%, 11/15/2030 ^	414	523
Fannie Mae, TBA
6.50%	445	504
Freddie Mac
0.75%, 03/28/2013	860	864
4.00%, 11/01/2025	323	337
4.50%, 05/01/2023 - 04/01/2041	5,242	5,429
4.75%, 11/17/2015 ^	140	158
5.00%, 04/01/2040	1,598	1,700
5.50%, 10/01/2038	668	723
6.00%, 11/01/2037	304	335
6.75%, 03/15/2031	245	314
Ginnie Mae
4.50%, 06/15/2039	654	693
5.00%, 10/15/2039	588	638
5.50%, 04/15/2040	295	326
6.00%, 06/15/2037	310	345

Total U.S. Government Agency Obligations (cost $37,554)		37,839

FOREIGN GOVERNMENT OBLIGATIONS - 0.6%
Export Development Canada
3.50%, 05/16/2013	155	163
Republic of Brazil
8.88%, 10/14/2019	247	339
Republic of Israel
5.13%, 03/26/2019 ^	310	332
United Mexican States
5.95%, 03/19/2019	290	333

Total Foreign Government Obligations (cost $1,135)		1,167

MORTGAGE-BACKED SECURITIES - 0.9%
Citigroup Commercial Mortgage Trust
Series 2004-C1, Class A4
5.54%, 04/15/2040 *	185	200
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-C1, Class A4
5.01%, 02/15/2038 *	185	199
JP Morgan Chase Commercial Mortgage
Securities Corp.
Series 2006-CB15, Class A4
5.81%, 06/12/2043 *	180	197
Series 2006-CB16, Class A4
5.55%, 05/12/2045	180	196
Series 2006-CB17, Class A4
5.43%, 12/12/2043	185	200
Series 2007-C1, Class A4
5.72%, 02/15/2051	130	140
Series 2007-LD11, Class A4
6.00%, 06/15/2049 *	105	113
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class A4
5.37%, 09/15/2039	334	363

Total Mortgage-Backed Securities (cost $1,596)		1,608

MUNICIPAL GOVERNMENT OBLIGATION - 0.1%
State of California
7.60%, 11/01/2040	115	133
Total Municipal Government Obligation (cost $119)

PREFERRED CORPORATE DEBT SECURITY - 0.1%
Commercial Banks - 0.1%
Mellon Capital IV
6.24%, 06/20/2012 * Ž	115	105
Total Preferred Corporate Debt Security (cost $107)

CORPORATE DEBT SECURITIES - 10.8%
Aerospace & Defense - 0.1%
Boeing Co.
6.00%, 03/15/2019	80	93
United Technologies Corp.
4.88%, 05/01/2015	85	94
Air Freight & Logistics - 0.0% ∞
United Parcel Service, Inc.
4.50%, 01/15/2013	50	53
Beverages - 0.2%
Anheuser-Busch Cos., Inc.
4.95%, 01/15/2014	90	98
Anheuser-Busch InBev Worldwide, Inc.
5.38%, 01/15/2020	50	55
Bottling Group LLC
6.95%, 03/15/2014	85	97
Coca-Cola Co.
4.88%, 03/15/2019	50	55
Biotechnology - 0.1%
Amgen, Inc.
5.70%, 02/01/2019	85	96
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AllianceBernstein Dynamic Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

Capital Markets - 1.1%
BP Capital Markets PLC
3.88%, 03/10/2015	$95	$100
Credit Suisse USA, Inc.
5.50%, 08/15/2013	90	98
5.85%, 08/16/2016	95	107
Deutsche Bank AG
6.00%, 09/01/2017	90	100
Goldman Sachs Group, Inc.
5.25%, 10/15/2013	58	62
5.35%, 01/15/2016	95	103
6.00%, 06/15/2020	50	54
6.13%, 02/15/2033 ^	95	96
7.50%, 02/15/2019	435	505
Jefferies Group, Inc.
6.88%, 04/15/2021	90	97
8.50%, 07/15/2019	20	24
Morgan Stanley
5.50%, 07/24/2020	200	202
Morgan Stanley
Series MTN
6.63%, 04/01/2018	420	462
UBS AG
5.88%, 07/15/2016	100	110
Chemicals - 0.1%
Dow Chemical Co.
8.55%, 05/15/2019	80	102
E.I. du Pont de Nemours & Co.
5.88%, 01/15/2014	14	16
Lubrizol Corp.
8.88%, 02/01/2019	15	20
Commercial Banks - 1.4%
Barclays Bank PLC
5.14%, 10/14/2020	110	104
5.45%, 09/12/2012	100	105
Deutsche Bank Financial LLC
5.38%, 03/02/2015	50	53
Eksportfinans ASA
5.50%, 05/25/2016	95	109
European Investment Bank
1.75%, 09/14/2012	95	96
4.88%, 02/15/2036	90	93
5.13%, 05/30/2017	85	98
HSBC Bank USA NA
4.63%, 04/01/2014	100	107
4.88%, 08/24/2020	250	246
Kreditanstalt fuer Wiederaufbau
4.50%, 07/16/2018	310	343
Oesterreichische Kontrollbank AG
5.00%, 04/25/2017	300	339
PNC Funding Corp.
5.13%, 02/08/2020	105	112
5.63%, 02/01/2017	95	105
Royal Bank of Scotland Group PLC
5.00%, 10/01/2014	95	94
U.S. Bancorp
4.20%, 05/15/2014	50	54
Wachovia Corp.
5.25%, 08/01/2014	59	63
5.50%, 05/01/2013	90	97
Wells Fargo & Co.
3.68%, 06/15/2016	99	102
5.63%, 12/11/2017	85	94
Westpac Banking Corp.
4.88%, 11/19/2019	50	52
Commercial Services & Supplies - 0.0% ∞
Waste Management, Inc.
7.10%, 08/01/2026	70	83
Communications Equipment - 0.0% ∞
Cisco Systems, Inc.
2.90%, 11/17/2014	62	65
Motorola Solutions, Inc.
7.50%, 05/15/2025	15	18
Computers & Peripherals - 0.2%
HP Enterprise Services LLC
7.45%, 10/15/2029	75	95
IBM Corp.
5.70%, 09/14/2017	100	116
Construction Materials - 0.0% ∞
CRH America, Inc.
8.13%, 07/15/2018	70	83
Consumer Finance - 0.3%
American Express Co.
5.50%, 09/12/2016	90	101
8.13%, 05/20/2019	75	95
Capital One Financial Corp.
6.75%, 09/15/2017	85	98
Caterpillar Financial Services Corp.
6.13%, 02/17/2014	59	66
HSBC Finance Corp.
7.00%, 05/15/2012	140	148
SLM Corp.
5.38%, 05/15/2014	50	52
Diversified Financial Services - 2.0%
AngloGold Ashanti Holdings PLC
5.38%, 04/15/2020	40	39
Bank of America Corp.
4.88%, 01/15/2013	95	100
5.38%, 09/11/2012	90	94
5.63%, 07/01/2020	205	212
7.63%, 06/01/2019	445	515
5.65%, 05/01/2018, Series MTNL	90	95
Bear Stearns Cos., LLC
5.55%, 01/22/2017	90	98
5.70%, 11/15/2014	175	193
Bunge, Ltd. Finance Corp.
5.10%, 07/15/2015	35	38
Citigroup, Inc.
5.50%, 04/11/2013	90	96
5.85%, 08/02/2016	100	110
6.50%, 08/19/2013	90	98
8.50%, 05/22/2019	405	502
ConocoPhillips Canada Funding Co. I
5.63%, 10/15/2016	58	67
Diageo Capital PLC
7.38%, 01/15/2014	85	98
General Electric Capital Corp.
4.38%, 11/21/2011	95	96
4.80%, 05/01/2013	190	202
5.63%, 05/01/2018	140	153
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AllianceBernstein Dynamic Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

Diversified Financial Services (continued)
John Deere Capital Corp.
5.25%, 10/01/2012	$90	$95
JPMorgan Chase & Co.
4.40%, 07/22/2020	540	529
4.63%, 05/10/2021 ^	53	53
Rio Tinto Finance USA, Ltd.
6.50%, 07/15/2018	45	53
WPP Finance UK
5.88%, 06/15/2014	15	16
Diversified Telecommunication Services - 0.8%
AT&T, Inc.
4.45%, 05/15/2021	361	367
5.35%, 09/01/2040	95	90
5.80%, 02/15/2019	135	152
Deutsche Telekom International Finance BV
5.88%, 08/20/2013	100	109
6.00%, 07/08/2019	75	86
Telecom Italia Capital SA
5.25%, 10/01/2015	95	99
7.18%, 06/18/2019	60	66
Telefonica Emisiones SAU
5.13%, 04/27/2020	75	74
6.42%, 06/20/2016	75	84
U.S. Cellular Corp.
6.70%, 12/15/2033	10	10
Verizon Communications, Inc.
4.60%, 04/01/2021	220	227
5.25%, 04/15/2013	148	159
Electric Utilities — 0.5%
AEP Texas Central Co.
6.65%, 02/15/2033	85	93
Carolina Power & Light Co.
6.50%, 07/15/2012	90	95
Commonwealth Edison Co.
5.80%, 03/15/2018	50	56
Consolidated Edison Co., of New York, Inc.
5.30%, 03/01/2035	90	90
Duke Energy Ohio, Inc.
5.70%, 09/15/2012	95	101
FirstEnergy Corp.
Series C
7.38%, 11/15/2031	45	51
FirstEnergy Solutions Corp.
6.05%, 08/15/2021	95	102
Georgia Power Co.
Series 2008-B
5.40%, 06/01/2018	50	56
Midamerican Energy Holdings Co.
5.88%, 10/01/2012	135	144
NiSource Finance Corp.
6.80%, 01/15/2019	70	81
Pacific Gas & Electric Co.
4.80%, 03/01/2014	90	98
Energy Equipment & Services - 0.2%
Enterprise Products Operating LLC
5.60%, 10/15/2014	30	33
Nabors Industries, Inc.
9.25%, 01/15/2019 ^	25	32
TransCanada PipeLines, Ltd.
6.50%, 08/15/2018	50	59
Weatherford International, Ltd.
9.63%, 03/01/2019	125	161
Food & Staples Retailing - 0.1%
CVS Caremark Corp.
4.75%, 05/18/2020	90	93
Delhaize Group SA
5.88%, 02/01/2014	15	16
Wal-Mart Stores, Inc.
1.50%, 10/25/2015	105	105
2.88%, 04/01/2015	95	99
Food Products - 0.1%
Kraft Foods, Inc.
4.13%, 02/09/2016	95	101
5.38%, 02/10/2020	45	49
6.25%, 06/01/2012	33	35
Health Care Providers & Services - 0.1%
Aetna, Inc.
6.00%, 06/15/2016	15	17
UnitedHealth Group, Inc.
6.00%, 02/15/2018 ^	30	34
WellPoint, Inc.
7.00%, 02/15/2019	80	96
Hotels, Restaurants & Leisure - 0.1%
Marriott International, Inc.
Class J
5.63%, 02/15/2013	15	16
McDonald’s Corp.
5.00%, 02/01/2019	85	94
Household Products - 0.1%
Kimberly- Clark Corp.
3.88%, 03/01/2021	115	117
Procter & Gamble Co.
4.70%, 02/15/2019	85	94
Independent Power Producers & Energy Traders - 0.0% ∞
Constellation Energy Group, Inc.
5.15%, 12/01/2020	35	36
Insurance - 0.4%
Allstate Corp.
7.45%, 05/16/2019	60	71
American International Group, Inc.
5.05%, 10/01/2015	100	104
Berkshire Hathaway Finance Corp.
5.40%, 05/15/2018 ^	50	55
Berkshire Hathaway, Inc.
3.20%, 02/11/2015	95	99
Genworth Financial, Inc.
6.52%, 05/22/2018	45	45
Hartford Financial Services Group, Inc.
4.00%, 03/30/2015	25	26
5.50%, 03/30/2020	15	15
MetLife, Inc.
7.72%, 02/15/2019	145	176
Principal Financial Group, Inc.
7.88%, 05/15/2014	30	35
Prudential Financial, Inc.
5.38%, 06/21/2020	90	95
IT Services - 0.0%
International Business Machines Corp.
5.60%, 11/30/2039	85	90
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AllianceBernstein Dynamic Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

Machinery - 0.0% ∞
Caterpillar, Inc.
7.38%, 03/01/2097	$55	$66
Media - 0.8%
CBS Corp.
5.75%, 04/15/2020	55	60
Comcast Cable Communications Holdings, Inc.
9.46%, 11/15/2022	225	314
Comcast Corp.
6.50%, 01/15/2017	85	99
DIRECTV Holdings LLC
4.60%, 02/15/2021	90	90
4.75%, 10/01/2014	95	104
Disney Walt Co.
5.50%, 03/15/2019	85	97
NBCUniversal Media LLC
5.15%, 04/30/2020 - 144A	50	53
News America, Inc.
5.65%, 08/15/2020 ^	85	93
6.55%, 03/15/2033	75	80
Reed Elsevier Capital, Inc.
8.63%, 01/15/2019	39	50
Time Warner Cable, Inc.
5.00%, 02/01/2020	145	151
Time Warner Entertainment Co., LP
8.38%, 03/15/2023	75	95
Time Warner, Inc.
4.70%, 01/15/2021	115	117
Turner Broadcasting System, Inc.
8.38%, 07/01/2013	85	96
Viacom, Inc.
6.25%, 04/30/2016	60	69
Metals & Mining - 0.2%
Alcoa, Inc.
5.72%, 02/23/2019 ^	100	104
ArcelorMittal
6.13%, 06/01/2018	155	167
BHP Billiton Finance USA, Ltd.
7.25%, 03/01/2016 ^	90	109
Vale Overseas, Ltd.
6.25%, 01/23/2017	95	107
Multiline Retail - 0.1%
Nordstrom, Inc.
6.25%, 01/15/2018	30	35
Target Corp.
7.00%, 01/15/2038	100	119
Multi-Utilities - 0.1%
Dominion Resources, Inc.
7.50%, 06/30/2066 *	95	100
Office Electronics - 0.0% ∞
Xerox Corp.
5.63%, 12/15/2019 ^	25	27
8.25%, 05/15/2014	30	36
Oil, Gas & Consumable Fuels - 0.7%
Anadarko Petroleum Corp.
5.95%, 09/15/2016	95	108
Apache Corp.
5.25%, 04/15/2013	60	65
ConocoPhillips Holding Co.
6.95%, 04/15/2029	75	91
Energy Transfer Partners, LP
6.70%, 07/01/2018	90	101
Enterprise Products Operating LLC
5.20%, 09/01/2020	50	53
Kinder Morgan Energy Partners, LP
5.95%, 02/15/2018	50	56
Marathon Petroleum Corp.
3.50%, 03/01/2016 - 144A	19	19
5.13%, 03/01/2021 - 144A	33	34
Noble Energy, Inc.
8.25%, 03/01/2019	25	32
Petrobras International Finance Co.
5.75%, 01/20/2020	50	53
6.13%, 10/06/2016	75	83
Petro-Canada
6.05%, 05/15/2018	90	102
Plains All American Pipeline, LP
8.75%, 05/01/2019	70	88
SeaRiver Maritime, Inc.
2.39%, 09/01/2012 ▲	105	102
Shell International Finance BV
1.88%, 03/25/2013	95	97
Valero Energy Corp.
6.13%, 02/01/2020 ^	90	99
Williams Cos., Inc.
7.88%, 09/01/2021 ^	30	37
Williams Partners, LP
5.25%, 03/15/2020	90	95
Paper & Forest Products - 0.1%
International Paper Co.
7.50%, 08/15/2021 ^	90	105
Pharmaceuticals — 0.2%
Abbott Laboratories
4.13%, 05/27/2020	90	92
GlaxoSmithKline Capital, Inc.
5.65%, 05/15/2018	50	57
Merck & Co., Inc.
4.75%, 03/01/2015	90	100
Novartis Capital Corp.
2.90%, 04/24/2015	95	99
Pfizer, Inc.
5.35%, 03/15/2015	85	96
Wyeth
5.50%, 02/15/2016	90	102
Real Estate Investment Trusts - 0.1%
HCP, Inc.
6.00%, 01/30/2017	90	99
6.70%, 01/30/2018	25	28
Simon Property Group, LP
5.75%, 12/01/2015	90	101
Road & Rail - 0.2%
CSX Corp.
5.50%, 08/01/2013	90	98
Norfolk Southern Corp.
5.26%, 09/17/2014	90	99
Ryder System, Inc.
3.15%, 03/02/2015	20	21
Software - 0.1%
Oracle Corp.
5.25%, 01/15/2016	85	96
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AllianceBernstein Dynamic Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

Specialty Retail - 0.1%
Home Depot, Inc.
5.40%, 03/01/2016	$85	$95
Tobacco - 0.1%
Altria Group, Inc.
9.25%, 08/06/2019	95	124
Philip Morris International, Inc.
5.65%, 05/16/2018	50	56
Wireless Telecommunication Services - 0.1%
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 02/01/2014	85	94
8.50%, 11/15/2018	50	65

Total Corporate Debt Securities (cost $19,957)		19,905

	Shares	Value

PREFERRED STOCKS - 0.1%
Automobiles - 0.1%
Porsche AG 1.06% ▲	298	24
Volkswagen AG 1.54% ▲	299	61
Household Products - 0.0% ∞
Henkel AG & Co., KGaA 1.49% ▲	144	10
Multi-Utilities - 0.0% ∞
RWE AG 10.47% ▲	368	19

Total Preferred Stocks (cost $92)		114

COMMON STOCKS - 29.0%
Aerospace & Defense - 0.4%
BAE Systems PLC	9,535	49
Boeing Co.	1,500	111
Bombardier, Inc. — Class B	1,700	12
CAE, Inc. ^	1,000	13
European Aeronautic Defence and
Space Co., NV ^	1,514	51
Finmeccanica SpA	1,000	12
General Dynamics Corp. ^	700	52
Goodrich Corp.	200	19
Honeywell International, Inc.	1,400	83
L-3 Communications Holdings, Inc. ^	300	26
Lockheed Martin Corp. ^	700	57
Northrop Grumman Corp. ^	600	42
Precision Castparts Corp.	300	49
Raytheon Co. ^	600	30
Rockwell Collins, Inc. ^	300	19
Rolls-Royce Holdings PLC ‡	3,628	38
Safran SA	348	15
Singapore Technologies Engineering, Ltd.	4,000	10
Thales SA	281	12
United Technologies Corp. ^	1,800	159
Air Freight & Logistics - 0.1%
CH Robinson Worldwide, Inc. ^	300	24
Deutsche Post AG	1,560	30
Expeditors International of Washington, Inc.	400	20
FedEx Corp. ^	600	57
PostNL NV	1,022	9
TNT Express NV ‡	1,022	11
United Parcel Service, Inc. — Class B	1,500	109
Yamato Holdings Co., Ltd.	600	9
Airlines - 0.1%
Air France-KLM ‡ ^	731	11
All Nippon Airways Co., Ltd. ^	3,000	10
Cathay Pacific Airways, Ltd.	4,000	9
Delta Air Lines, Inc. ‡	2,100	19
Deutsche Lufthansa AG	78	2
Qantas Airways, Ltd. ‡	3,293	7
Ryanair Holdings PLC ADR	72	2
Singapore Airlines, Ltd.	1,000	12
Southwest Airlines Co. ^	2,200	25
United Continental Holdings, Inc. ‡ ^	1,300	29
Auto Components - 0.2%
Aisin Seiki Co., Ltd.	300	12
Autoliv, Inc. ^	300	24
BorgWarner, Inc. ‡ ^	200	16
Bridgestone Corp. ^	1,200	28
Cie Generale des Etablissements
Michelin — Class B	245	24
Continental AG ‡	185	19
Denso Corp.	900	33
Goodyear Tire & Rubber Co. ‡^	1,100	18
Johnson Controls, Inc.	1,400	57
Magna International, Inc. — Class A ^	400	22
NGK Spark Plug Co., Ltd.	400	6
Nok Corp. ^	600	10
Nokian Renkaat OYJ	150	8
Stanley Electric Co., Ltd.	600	11
Sumitomo Rubber Industries, Ltd. ^	600	7
Toyoda Gosei Co., Ltd.	200	5
Toyota Boshoku Corp. ^	600	10
Toyota Industries Corp.	300	10
TRW Automotive Holdings Corp. ‡^	200	12
Automobiles - 0.5%
Bayerische Motoren Werke AG	582	58
Daihatsu Motor Co., Ltd. ^	1,300	22
Daimler AG	1,663	125
Fiat SpA	1,584	17
Ford Motor Co. ‡ ^	6,500	90
Fuji Heavy Industries, Ltd.	1,000	8
General Motors Co. ‡ ^	1,663	50
Harley-Davidson, Inc. ^	300	12
Honda Motor Co., Ltd. ^	3,300	128
Isuzu Motors, Ltd.	2,000	9
Mazda Motor Corp. ‡ Ë	2,000	5
Mitsubishi Motors Corp. ‡ ^	6,000	7
Nissan Motor Co., Ltd.	4,800	50
Peugeot SA	357	16
Renault SA	205	12
Suzuki Motor Corp. ^	600	14
Toyota Motor Corp.	5,900	244
Volkswagen AG	114	21
Yamaha Motor Co., Ltd. ‡ ^	500	9
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AllianceBernstein Dynamic Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Beverages - 0.6%
Anheuser-Busch InBev NV	1,535	$89
Asahi Breweries, Ltd. ^	700	14
Brown-Forman Corp. — Class B ^	200	15
Carlsberg AS — Class B	249	27
Coca-Cola Amatil, Ltd.	1,530	19
Coca-Cola Co.	4,400	296
Coca-Cola Enterprises, Inc.	800	23
Coca-Cola Hellenic Bottling Co. SA ‡	380	10
Coca-Cola West Co., Ltd. ^	300	6
Constellation Brands, Inc. — Class A ‡	1,200	25
Diageo PLC	4,396	90
Dr. Pepper Snapple Group, Inc. ^	500	21
Foster’s Group, Ltd.	3,392	19
Hansen Natural Corp. ‡	200	16
Heineken NV	512	31
Heineken Holding NV	688	35
Kirin Holdings Co., Ltd. ^	2,200	31
Molson Coors Brewing Co. — Class B ^	600	27
PepsiCo, Inc.	3,400	239
Pernod-Ricard SA	383	38
SABMiller PLC	1,836	67
Biotechnology - 0.3%
Actelion, Ltd. ‡	874	43
Alexion Pharmaceuticals, Inc. ‡	608	29
Amgen, Inc. ‡	1,900	112
Biogen Idec, Inc. ‡ ^	500	53
Celgene Corp. ‡	1,000	60
Cephalon, Inc. ‡	300	24
CSL, Ltd.	963	34
Gilead Sciences, Inc. ‡	1,600	66
Grifols SA ^	194	4
Human Genome Sciences, Inc. ‡ ^	500	12
Vertex Pharmaceuticals, Inc. ‡	600	31
Building Products - 0.1%
Asahi Glass Co., Ltd.	2,400	28
ASSA Abloy AB ^	458	12
Cie de St-Gobain	641	42
Daikin Industries, Ltd. ^	400	14
JS Group Corp. ^	400	10
Masco Corp. ^	800	10
Nippon Sheet Glass Co., Ltd. ^	2,000	6
Toto, Ltd.	1,000	8
Capital Markets - 0.6%
Ameriprise Financial, Inc.	500	29
Bank of New York Mellon Corp. ^	2,400	61
BlackRock, Inc. — Class A	200	38
Charles Schwab Corp. ^	2,000	33
CI Financial Corp.	600	14
Credit Suisse Group AG ‡	2,076	81
Daiwa Securities Group, Inc. ^	3,000	13
Deutsche Bank AG	1,794	107
Eaton Vance Corp. ^	300	9
Franklin Resources, Inc. ^	300	39
Goldman Sachs Group, Inc.	1,000	134
ICAP PLC	1,375	10
IGM Financial, Inc. ^	600	31
Invesco, Ltd.	900	21
Jefferies Group, Inc. ^	400	8
Julius Baer Group, Ltd. ‡	858	35
Legg Mason, Inc. ^	300	10
Macquarie Group, Ltd.	472	16
Man Group PLC	5,085	19
Mediobanca SpA	1,088	11
Mizuho Securities Co., Ltd. ‡	3,000	7
Morgan Stanley ^	2,500	58
Nomura Holdings, Inc.	6,500	32
Northern Trust Corp.	400	18
Ratos AB — Class B	652	13
SBI Holdings, Inc.	24	2
Schroders PLC	817	20
State Street Corp. ^	1,100	50
T. Rowe Price Group, Inc. ^	400	24
TD Ameritrade Holding Corp. ^	1,500	29
UBS AG ‡	7,024	129
Chemicals - 0.9%
Agrium, Inc.	200	18
Air Liquide SA	547	78
Air Products & Chemicals, Inc. ^	400	38
Air Water, Inc.	400	5
Airgas, Inc. ^	300	21
Akzo Nobel NV	423	27
Arkema SA	120	12
Asahi Kasei Corp. ^	3,000	20
BASF SE ‡	1,773	173
Celanese Corp. — Series A ^	300	16
CF Industries Holdings, Inc.	100	14
Daicel Chemical Industries, Ltd.	1,000	7
Denki Kagaku Kogyo KK	1,500	7
Dow Chemical Co. ^	2,400	86
E.I. du Pont de Nemours & Co.	1,900	103
Eastman Chemical Co.	300	31
Ecolab, Inc. ^	400	23
FMC Corp. ^	300	26
Givaudan SA ‡	21	22
Incitec Pivot, Ltd.	2,463	10
International Flavors & Fragrances, Inc. ^	200	13
Israel Chemicals, Ltd.	856	14
Israel Corp, Ltd.	6	7
Johnson Matthey PLC	300	9
JSR Corp. ^	900	17
K & S AG	402	31
Kaneka Corp.	1,000	7
Kansai Paint Co., Ltd.	1,000	9
Koninklijke DSM NV	552	36
Kuraray Co., Ltd.	500	7
Lanxess AG	167	14
Linde AG	312	55
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AllianceBernstein Dynamic Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Chemicals (continued)
Lubrizol Corp. ^	100	$13
Lyondellbasell Industries NV — Class A ^	426	16
Makhteshim-Agan Industries, Ltd. ‡	1,126	6
Mitsubishi Chemical Holdings Corp.	2,500	18
Mitsubishi Gas Chemical Co., Inc.	1,000	7
Mitsui Chemicals, Inc.	1,000	4
Monsanto Co.	1,100	80
Mosaic Co.	200	14
Nitto Denko Corp.	300	15
Novozymes A/S	106	17
Orica, Ltd.	1,041	30
Potash Corp., of Saskatchewan, Inc.	1,800	103
PPG Industries, Inc. ^	300	27
Praxair, Inc. ^	600	65
Sherwin-Williams Co. ^	300	25
Shin-Etsu Chemical Co., Ltd. ^	800	43
Showa Denko KK ^	2,000	4
Sigma-Aldrich Corp. ^	300	22
Sika AG	8	19
Solvay SA — Class A	97	15
Sumitomo Chemical Co., Ltd. ^	3,000	15
Syngenta AG ‡	159	54
Taiyo Nippon Sanso Corp.	1,000	8
Teijin, Ltd. ^	2,000	9
Toray Industries, Inc. ^	3,000	22
Tosoh Corp. ^	2,000	8
UBE Industries, Ltd.	3,000	9
Umicore SA	293	16
Wacker Chemie AG	120	26
Yara International ASA	401	23
Commercial Banks - 2.2%
Alpha Bank A.E. ‡	1,228	6
Aozora Bank, Ltd. ^	2,000	5
Australia & New Zealand Banking Group, Ltd.	5,197	123
Banca Carige SpA ^	3,316	8
Banca Monte dei Paschi di Siena SpA ^	15,474	12
Banco Bilbao Vizcaya Argentaria SA	7,963	93
Banco Comercial Portugues SA ‡	4,839	3
Banco Espirito Santo SA	1,503	6
Banco Popolare SC	2,560	6
Banco Popular Espanol SA ^	3,318	19
Banco Santander SA	16,077	185
Bank Hapoalim Bm ‡	1,671	8
Bank Leumi Le-Israel Bm	1,897	9
Bank of Cyprus PLC	1,499	4
Bank of East Asia, Ltd.	3,600	15
Bank of Kyoto, Ltd.	1,000	9
Bank of Montreal ^	1,100	70
Bank of Nova Scotia ^	2,100	127
Bank of Yokohama, Ltd. ^	2,000	10
Barclays PLC	20,327	83
BB&T Corp. ^	1,400	38
Bendigo and Adelaide Bank, Ltd.	1,073	10
BNP Paribas SA	1,945	150
BOC Hong Kong Holdings, Ltd.	5,500	16
Canadian Imperial Bank of Commerce ^	700	55
Chiba Bank, Ltd. ^	3,000	19
Chugoku Bank, Ltd.	500	6
Comerica, Inc. ^	400	14
Commerzbank AG ‡	7,527	32
Commonwealth Bank of Australia	3,142	177
Credit Agricole SA	2,925	44
Danske Bank A/S — Class R ‡	1,064	20
DBS Group Holdings, Ltd.	4,000	48
Dexia SA ‡ ^	2,009	6
DnB NOR ASA	2,174	30
EFG Eurobank Ergasias SA ‡	969	5
Erste Group Bank AG	334	17
Fifth Third Bancorp ^	1,300	17
Fukuoka Financial Group, Inc.	1,000	4
Gunma Bank, Ltd.	1,000	5
Hachijuni Bank, Ltd.	1,000	6
Hang Seng Bank, Ltd.	1,600	26
Hiroshima Bank, Ltd.	1,000	4
Hokuhoku Financial Group, Inc.	2,000	4
HSBC Holdings PLC	37,583	372
Intesa Sanpaolo SpA	12,395	33
Israel Discount Bank, Ltd. — Class A ‡	2,538	5
Iyo Bank, Ltd.	1,000	9
Joyo Bank, Ltd.	1,000	4
KBC Groep NV ^	300	12
KeyCorp ^	2,500	21
Lloyds TSB Group PLC ‡	65,733	52
M&T Bank Corp. ^	300	26
Marshall & Ilsley Corp. ^	2,700	22
Mitsubishi UFJ Financial Group, Inc.	25,800	126
Mizrahi Tefahot Bank, Ltd.	143	2
Mizuho Financial Group, Inc. ^	39,500	65
Mizuho Trust & Banking Co., Ltd.	12,000	11
National Australia Bank, Ltd.	4,337	120
National Bank of Canada ^	300	24
National Bank of Greece SA ‡	1,768	13
Natixis	4,061	20
Nishi-Nippon City Bank, Ltd.	3,000	9
Nordea Bank AB	5,399	58
Oversea-Chinese Banking Corp.	5,000	38
PNC Financial Services Group, Inc.	1,000	60
Raiffeisen Bank International AG ^	162	8
Regions Financial Corp. ^	3,400	21
Resona Holdings, Inc. ^	3,400	16
Royal Bank of Canada ^	2,900	166
Royal Bank of Scotland Group PLC ‡	43,817	27
Seven Bank, Ltd.	2	4
Shinsei Bank, Ltd. ^	3,000	3
Shizuoka Bank, Ltd.	1,000	9
Skandinaviska Enskilda Banken AB — Class A	2,653	22
Societe Generale ^	1,282	76
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AllianceBernstein Dynamic Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Commercial Banks (continued)
Standard Chartered PLC	4,758	$125
Sumitomo Mitsui Financial Group, Inc.	2,700	83
Sumitomo Mitsui Trust Holdings, Inc.	5,000	17
SunTrust Banks, Inc. ^	1,000	26
Suruga Bank, Ltd.	400	3
Svenska Handelsbanken AB — Class A	1,204	37
Swedbank AB — Class A	1,128	19
Toronto-Dominion Bank ^	1,800	153
U.S. Bancorp ^	3,700	94
UniCredit SpA	27,371	58
Unione di Banche Italiane SCpA	2,238	13
United Overseas Bank, Ltd.	3,000	48
Wells Fargo & Co. ^	10,600	297
Westpac Banking Corp.	6,353	152
Wing Hang Bank, Ltd.	1,500	16
Yamaguchi Financial Group, Inc.	500	5
Commercial Services & Supplies - 0.2%
Aggreko PLC	672	21
Avery Dennison Corp. ^	200	8
Brambles, Ltd.	3,048	23
Cintas Corp. ^	500	17
DAI Nippon Printing Co., Ltd.	1,000	11
Edenred	406	12
Group 4 Securicor PLC	5,088	23
Iron Mountain, Inc. ^	900	30
Pitney Bowes, Inc. ^	400	9
R.R. Donnelley & Sons Co. ^	900	18
Republic Services, Inc. — Class A	700	22
Ritchie Bros. Auctioneers, Inc. ^	500	14
Secom Co., Ltd.	400	19
Securitas AB — Class B	1,181	13
Stericycle, Inc. ‡ ^	200	18
Toppan Printing Co., Ltd.	1,000	8
Waste Management, Inc. ^	900	33
Communications Equipment - 0.4%
Alcatel-Lucent ‡	3,560	21
Cisco Systems, Inc.	11,800	184
F5 Networks, Inc. ‡ ^	300	33
Harris Corp. ^	600	27
Juniper Networks, Inc. ‡	1,000	32
Motorola Mobility Holdings, Inc. ‡ ^	875	19
Motorola Solutions, Inc. ‡	513	24
Nokia OYJ	7,381	48
QUALCOMM, Inc.	3,300	187
Research In Motion, Ltd. ‡	800	23
Telefonaktiebolaget LM Ericsson — Class B	6,476	93
Computers & Peripherals - 0.6%
Apple, Inc. ‡	1,900	639
Dell, Inc. ‡ ^	3,200	53
EMC Corp. ‡	4,000	110
Fujitsu, Ltd. ^	4,000	23
Hewlett-Packard Co. ^	4,600	167
NEC Corp. ‡ ^	4,000	9
NetApp, Inc. ‡	600	32
SanDisk Corp. ‡ ^	400	17
Seagate Technology PLC	700	11
Seiko Epson Corp. ^	200	3
Teradata Corp. ‡ ^	300	18
Toshiba Corp. ^	8,000	42
Western Digital Corp. ‡	300	11
Construction & Engineering - 0.2%
ACS Actividades Co. ^	455	21
Bouygues SA	453	20
Chiyoda Corp.	1,000	12
Eiffage SA	208	14
Fluor Corp.	300	19
Foster Wheeler AG ‡ ^	600	18
Hochtief AG	195	16
Jacobs Engineering Group, Inc. ‡ ^	200	9
JGC Corp.	300	8
Kajima Corp. ^	3,000	9
KBR, Inc.	400	15
Kinden Corp.	1,000	9
Leighton Holdings, Ltd. ^	287	6
Obayashi Corp.	1,000	4
Quanta Services, Inc. ‡ ^	600	12
Shimizu Corp.	1,000	4
Skanska AB — Class B	657	12
SNC-Lavalin Group, Inc.	200	12
Taisei Corp. ^	2,000	5
URS Corp. ‡	200	9
Vinci SA	896	58
Construction Materials - 0.1%
Boral, Ltd.	2,548	12
Cimpor Cimentos de Portugal SGPS SA	651	5
CRH PLC	1,473	33
Fletcher Building, Ltd.	1,730	12
HeidelbergCement AG	250	16
Holcim, Ltd. ‡	732	56
Imerys SA	111	8
Lafarge SA ^	352	22
Martin Marietta Materials, Inc. ^	300	24
Vulcan Materials Co. ^	500	19
Consumer Finance - 0.1%
AEON Credit Service Co., Ltd.	400	5
American Express Co.	2,200	115
Capital One Financial Corp.	800	41
Credit Saison Co., Ltd.	300	5
Discover Financial Services ^	900	24
ORIX Corp. ^	200	19
SLM Corp. ^	700	12
Containers & Packaging - 0.0% ∞
Amcor, Ltd.	1,271	10
Ball Corp. ^	400	15
Crown Holdings, Inc. ‡	300	12
Owens-Illinois, Inc. ‡ ^	400	10
Sealed Air Corp. ^	500	12
Distributors - 0.0% ∞
Genuine Parts Co. ^	200	11
Jardine Cycle & Carriage, Ltd.	180	6
Li & Fung, Ltd.	12,000	24
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AllianceBernstein Dynamic Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Diversified Consumer Services — 0.0% ∞
Apollo Group, Inc. — Class A ‡	600	$27
Benesse Holdings, Inc.	100	4
DeVry, Inc.	200	12
H&R Block, Inc. ^	700	11
Diversified Financial Services - 0.7%
ASX, Ltd.	511	17
Bank of America Corp.	21,400	235
CIT Group, Inc. ‡	600	27
Citigroup, Inc. ^	6,211	259
CME Group, Inc. — Class A ^	100	29
Criteria Caixacorp SA	3,938	27
Deutsche Boerse AG	686	52
Eurazeo NPV	159	12
Exor SpA	335	10
Groupe Bruxelles Lambert SA	129	11
Hong Kong Exchanges & Clearing, Ltd.	2,100	44
Industrivarden AB — Class C	565	9
ING Groep NV ‡	7,060	87
IntercontinentalExchange, Inc. ‡	100	12
Investor AB — Class B	691	16
JPMorgan Chase & Co. ^	8,300	339
Kinnevik Investment AB — Class B	599	13
Leucadia National Corp. ^	400	14
Mitsubishi UFJ Lease & Finance Co., Ltd.	250	10
Moody’s Corp. ^	300	12
NASDAQ OMX Group ‡	400	10
NYSE Euronext	900	31
Onex Corp.	231	9
Pargesa Holding SA (Bearer Shares)	354	33
Pohjola Bank PLC — Class A	618	8
SEI Investments Co. ^	400	9
Singapore Exchange, Ltd. ^	1,000	6
TMX Group, Inc. ^	200	9
Diversified Telecommunication Services - 0.8%
AT&T, Inc. ^	12,600	397
BCE, Inc. ^	400	16
Belgacom SA	149	5
Bell Aliant, Inc.	150	4
Bezeq Israeli Telecommunication Corp., Ltd.	2,938	7
BT Group PLC — Class A	12,488	40
CenturyLink, Inc. ^	1,049	42
Deutsche Telekom AG	5,225	82
Elisa OYJ	464	10
France Telecom SA	3,417	73
Frontier Communications Corp. ^	1,400	11
Hellenic Telecommunications
Organization SA	655	6
Iliad SA ^	123	17
Inmarsat PLC	3,516	31
Koninklijke KPN NV	3,189	46
Nippon Telegraph & Telephone Corp.	1,100	53
PCCW, Ltd.	8,000	3
Portugal Telecom SGPS SA	1,205	12
Singapore Telecommunications, Ltd.	15,000	39
Swisscom AG	29	$13
TDC A/S ‡	724	7
Tele2 AB — Class B	910	18
Telecom Corp., of New Zealand, Ltd.	3,887	8
Telecom Italia SpA	14,523	20
Telecom Italia SpA — RSP	20,822	24
Telefonica SA	8,334	204
Telekom Austria AG	767	10
Telenor ASA	1,762	29
TeliaSonera AB	4,640	34
Telstra Corp., Ltd.	6,528	20
TELUS Corp. Ə ‡	400	22
TELUS Corp. (Non-Voting Shares) — Class A	500	26
Verizon Communications, Inc.	6,000	224
Windstream Corp. ^	900	12
Electric Utilities - 0.6%
American Electric Power Co., Inc.	1,000	38
Cheung Kong Infrastructure Holdings, Ltd.	4,000	21
Chubu Electric Power Co., Inc.	1,200	23
Chugoku Electric Power Co., Inc. ^	500	9
CLP Holdings, Ltd.	3,500	31
Consolidated Edison, Inc. ^	500	27
Contact Energy, Ltd. ‡	665	3
Duke Energy Corp. ^	2,600	49
E.ON AG	3,654	103
EDF SA ^	416	16
Edison International ^	500	19
Enel SpA ^	12,705	82
Energias de Portugal SA	3,303	12
Entergy Corp.	300	20
Exelon Corp.	1,300	56
FirstEnergy Corp.	866	38
Fortis, Inc. ^	300	10
Fortum OYJ	987	29
Hokkaido Electric Power Co., Inc. ^	500	8
Hokuriku Electric Power Co. ^	400	8
Iberdrola SA ‡	5,755	51
Kansai Electric Power Co., Inc.	1,400	28
Kyushu Electric Power Co., Inc. ^	900	16
Nextera Energy, Inc. ^	700	40
Northeast Utilities ^	300	11
Pepco Holdings, Inc. ^	600	12
Pinnacle West Capital Corp.	200	9
Power Assets Holdings, Ltd.	2,500	19
PPL Corp.	1,100	31
Progress Energy, Inc.	600	29
Public Power Corp. SA	214	3
Scottish & Southern Energy PLC	1,798	40
Shikoku Electric Power Co., Inc. ^	400	9
Southern Co.	1,800	73
SP AusNet	5,905	6
Terna Rete Elettrica Nazionale SpA ^	2,365	11
Tohoku Electric Power Co., Inc. ^	700	10
Tokyo Electric Power Co., Inc. ^	2,900	12
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AllianceBernstein Dynamic Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Electric Utilities (continued)
Verbund AG	155	$7
Wisconsin Energy Corp. ^	400	13
Electrical Equipment — 0.3%
ABB, Ltd. ‡	3,849	101
Alstom SA ^	362	22
AMETEK, Inc.	300	13
Bekaert SA ^	102	8
Cooper Industries PLC — Class A	200	12
Emerson Electric Co.	1,500	85
First Solar, Inc. ‡ ^	100	13
Fuji Electric Co., Ltd. ^	2,000	6
Furukawa Electric Co., Ltd.	1,000	4
GS Yuasa Corp.	1,000	7
Legrand SA	271	11
Mitsubishi Electric Corp.	4,000	46
Prysmian SpA ^	496	10
Renewable Energy Corp., ASA ‡ ^	1,442	2
Rockwell Automation, Inc. ^	200	17
Roper Industries, Inc. ^	200	17
Schneider Electric SA ^	427	72
Sumitomo Electric Industries, Ltd.	1,400	20
Ushio, Inc.	200	4
Vestas Wind Systems A/S ‡ ^	324	8
Electronic Equipment & Instruments - 0.3%
Amphenol Corp. — Class A ^	200	11
Arrow Electronics, Inc. ‡ ^	600	25
Avnet, Inc. ‡ ^	600	19
Citizen Holdings Co., Ltd.	1,000	6
Corning, Inc. ^	2,900	54
Dolby Laboratories, Inc. — Class A ‡ ^	600	25
Flextronics International, Ltd. ‡ ^	4,700	30
FLIR Systems, Inc. ^	300	10
Fujifilm Holdings Corp.	900	28
Hamamatsu Photonics KK	100	4
Hirose Electric Co., Ltd.	100	10
Hitachi Chemical Co., Ltd.	200	4
Hitachi High-Technologies Corp.	200	4
Hitachi, Ltd. ^	9,500	57
Hoya Corp.	900	20
Ibiden Co., Ltd.	200	6
Keyence Corp.	100	28
Kyocera Corp.	300	31
Murata Manufacturing Co., Ltd. ^	400	27
Nidec Corp. ^	200	19
Nippon Electric Glass Co., Ltd.	500	6
Omron Corp. ^	300	8
Shimadzu Corp.	1,000	9
TDK Corp. ^	200	11
TE Connectivity, Ltd.	700	26
Yaskawa Electric Corp.	400	4
Yokogawa Electric Corp. ‡ ^	900	8
Energy Equipment & Services — 0.5%
Aker Solutions ASA	290	6
AMEC PLC	1,384	24
Baker Hughes, Inc.	800	58
Cameron International Corp. ‡	500	25
Cie Generale de Geophysique-Veritas ‡	638	23
Diamond Offshore Drilling, Inc. ^	200	14
Ensco PLC ADR	191	10
FMC Technologies, Inc. ‡ ^	400	18
Fugro NV	254	18
Halliburton Co.	1,800	92
Helmerich & Payne, Inc.	300	20
Nabors Industries, Ltd. ‡	400	10
National Oilwell Varco, Inc.	900	70
Noble Corp. ‡ ^	400	16
Petrofac, Ltd.	791	19
Rowan Cos., Inc. ‡	300	12
Saipem SpA	538	28
Schlumberger, Ltd.	2,939	255
SeaDrill, Ltd.	528	19
Subsea 7 SA ‡ ^	663	17
Technip SA	131	14
Tenaris SA	845	19
Transocean, Ltd.	513	33
Weatherford International, Ltd. ‡	1,200	23
WorleyParsons, Ltd.	374	11
Food & Staples Retailing - 0.7%
AEON Co., Ltd. ^	1,100	13
Alimentation Couche Tard, Inc. — Class B	300	9
Carrefour SA ‡	1,040	43
Casino Guichard Perrachon SA	408	38
Colruyt SA	232	12
Costco Wholesale Corp. ^	800	65
CVS Caremark Corp.	2,900	109
Delhaize Group SA	229	17
FamilyMart Co., Ltd.	100	4
George Weston, Ltd.	100	7
J. Sainsbury PLC	6,273	33
Jeronimo Martins SGPS SA	449	9
Kesko OYJ — Class B	221	10
Koninklijke Ahold NV	2,246	30
Kroger Co.	1,000	25
Lawson, Inc. ^	300	16
Loblaw Cos., Ltd. ^	400	16
Metcash, Ltd. ^	3,328	15
Metro AG	421	25
Metro, Inc. — Class A	200	10
Olam International, Ltd. ^	4,000	9
Safeway, Inc. ^	800	19
Seven & I Holdings Co., Ltd.	1,500	40
Shoppers Drug Mart Corp. ^	400	16
Sysco Corp. ^	1,200	37
Tesco PLC	17,188	111
Walgreen Co. ^	1,900	81
Wal-Mart Stores, Inc. ^	4,000	212
Wesfarmers, Ltd.	1,853	64
Wesfarmers, Ltd. — PPS	485	17
Whole Foods Market, Inc. ^	200	13
WM Morrison Supermarkets PLC	7,479	36
Woolworths, Ltd.	2,340	70
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AllianceBernstein Dynamic Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Food Products - 0.7%
Ajinomoto Co., Inc.	1,000	$12
Archer-Daniels-Midland Co.	1,400	42
Associated British Foods PLC	1,919	33
Bunge, Ltd.	300	21
Campbell Soup Co. ^	400	14
ConAgra Foods, Inc.	800	21
General Mills, Inc.	1,200	45
Golden Agri-Resources, Ltd.	22,000	12
Green Mountain Coffee Roasters, Inc. ‡ ^	246	22
Groupe Danone SA	1,075	80
Hershey Co. ^	200	11
HJ Heinz Co. ^	600	32
Hormel Foods Corp. ^	400	12
JM Smucker Co.	300	23
Kellogg Co.	500	28
Kerry Group PLC	340	14
Kikkoman Corp.	500	5
Kraft Foods, Inc. — Class A ^	3,500	123
Lindt & Spruengli AG	1	36
McCormick & Co., Inc. (Non-Voting Shares) ^	500	25
Mead Johnson Nutrition Co. — Class A	500	34
MEIJI Holdings Co., Ltd.	100	4
Nestle SA	7,030	437
Nippon Meat Packers, Inc.	400	6
Nisshin Seifun Group, Inc.	500	6
Nissin Foods Holdings Co., Ltd.	100	4
Parmalat SpA ‡	5,254	20
Ralcorp Holdings, Inc. ‡	200	17
Saputo, Inc.	500	24
Sara Lee Corp.	1,400	27
Toyo Suisan Kaisha, Ltd.	300	7
Tyson Foods, Inc. — Class A ^	1,700	33
Unilever NV	3,144	103
Unilever PLC	2,162	70
Viterra, Inc.	600	7
Wilmar International, Ltd. ^	3,000	13
Yakult Honsha Co., Ltd. ^	300	9
Yamazaki Baking Co., Ltd.	500	7
Gas Utilities - 0.1%
Energen Corp.	200	11
EQT Corp.	600	31
Gas Natural SDG SA ^	2,460	51
Hong Kong & China Gas Co., Ltd.	7,700	18
Oneok, Inc. ^	200	15
Osaka Gas Co., Ltd. ^	5,000	19
Snam Rete Gas SpA	1,996	12
Toho Gas Co., Ltd.	1,000	5
Tokyo Gas Co., Ltd.	5,000	23
Health Care Equipment & Supplies - 0.4%
Baxter International, Inc. ^	1,200	72
Becton, Dickinson and Co. ^	400	34
Boston Scientific Corp. ‡ ^	2,400	17
CareFusion Corp. ‡	800	22
Cie Generale D’optique Essilor
International SA	325	26
Cochlear, Ltd.	139	11
Coloplast A/S — Class B ^	50	8
Covidien PLC ^	1,000	53
CR Bard, Inc.	200	22
Dentsply International, Inc. ^	300	11
Edwards Lifesciences Corp. ‡ ^	300	26
Getinge AB — Class B ^	403	11
Hologic, Inc. ‡	500	10
Hospira, Inc. ‡ ^	200	11
Intuitive Surgical, Inc. ‡ ^	100	37
Medtronic, Inc.	2,100	82
Olympus Corp. ^	400	13
Smith & Nephew PLC	5,534	59
Sonova Holding AG ‡	143	13
St. Jude Medical, Inc. ^	700	33
Stryker Corp. ^	500	29
Synthes, Inc. - 144A	188	33
Sysmex Corp. ^	200	8
Terumo Corp.	300	16
Varian Medical Systems, Inc. ‡ ^	300	21
William Demant Holding AS ‡ ^	74	7
Zimmer Holdings, Inc. ‡ ^	500	32
Health Care Providers & Services — 0.4%
Aetna, Inc.	900	40
Alfresa Holdings Corp. ^	300	12
AmerisourceBergen Corp. — Class A	600	25
Cardinal Health, Inc.	700	32
CIGNA Corp.	700	36
Coventry Health Care, Inc. ‡ ^	400	15
DaVita, Inc. ‡	300	26
Express Scripts, Inc. ‡	900	49
Fresenius Medical Care AG & Co., KGaA	768	57
Fresenius Se & Co. KGaA	248	26
HCA Holdings, Inc. ‡ ^	339	11
Henry Schein, Inc. ‡ ^	200	14
Humana, Inc. ^	300	24
Laboratory Corp. of America Holdings ‡ ^	300	29
McKesson Corp. ^	500	42
Medco Health Solutions, Inc. ‡	900	51
Medipal Holdings Corp.	600	5
Miraca Holdings, Inc.	100	4
Omnicare, Inc. ^	400	13
Patterson Cos., Inc. ^	500	16
Quest Diagnostics, Inc. ^	200	12
Ramsay Health Care, Ltd.	422	8
Sonic Healthcare, Ltd.	710	10
Suzuken Co., Ltd. ^	300	7
UnitedHealth Group, Inc.	2,300	118
WellPoint, Inc.	800	63
Health Care Technology - 0.0% ∞
Cerner Corp. ‡ ^	200	12
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AllianceBernstein Dynamic Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Hotels, Restaurants & Leisure - 0.4%
Accor SA	574	$26
Carnival Corp. ^	1,000	38
Carnival PLC	483	19
Chipotle Mexican Grill, Inc. ‡^	136	42
Compass Group PLC	4,224	41
Crown, Ltd.	998	10
Darden Restaurants, Inc. ^	200	10
Echo Entertainment Group, Ltd. ‡	1,466	6
Galaxy Entertainment Group, Ltd. ‡	2,400	5
Genting Singapore PLC ‡^	12,000	19
Intercontinental Hotels Group PLC	1,224	25
International Game Technology	1,000	18
Las Vegas Sands Corp. ‡^	600	25
Marriott International, Inc. — Class A ^	600	21
McDonald’s Corp.	2,200	185
McDonald’s Holdings Co., Japan, Ltd. ^	200	5
MGM Resorts International ‡	800	11
Opap SA	505	8
Oriental Land Co., Ltd.	100	8
Royal Caribbean Cruises, Ltd. ‡^	300	11
Sands China, Ltd. ‡	4,000	11
Shangri-La Asia, Ltd.	2,000	5
SJM Holdings, Ltd.	7,000	17
Sky City Entertainment Group, Ltd.	1,171	4
Sodexo	350	27
Starbucks Corp. ^	1,500	58
Starwood Hotels & Resorts Worldwide, Inc.	400	22
Tabcorp Holdings, Ltd.	1,466	5
Tim Hortons, Inc.	400	20
Wynn Macau, Ltd.	4,161	14
Wynn Resorts, Ltd. ^	100	14
Yum! Brands, Inc.	800	44
Household Durables - 0.2%
Brookfield Residential Properties, Inc. ‡	153	2
D.R. Horton, Inc. ^	1,500	17
Electrolux AB ^	269	6
Fortune Brands, Inc. ^	200	13
Garmin, Ltd. ^	300	10
Husqvarna AB — Class B	1,031	7
Leggett & Platt, Inc. ^	700	17
Makita Corp.	200	9
Mohawk Industries, Inc. ‡^	200	12
Newell Rubbermaid, Inc.	500	8
Panasonic Corp.	4,300	53
Rinnai Corp.	100	7
Sekisui Chemical Co., Ltd.	1,000	9
Sekisui House, Ltd.	1,000	9
Sharp Corp. ^	2,400	22
Sony Corp.	2,000	53
Stanley Black & Decker, Inc. ^	200	14
Toll Brothers, Inc. ‡^	700	15
Whirlpool Corp. ^	300	24
Household Products - 0.4%
Church & Dwight Co., Inc. ^	400	16
Clorox Co. ^	200	13
Colgate-Palmolive Co.	1,000	87
Energizer Holdings, Inc. ‡^	300	22
Henkel AG & Co., KGaA	264	15
KAO Corp.	1,000	26
Kimberly-Clark Corp. ^	800	53
Procter & Gamble Co.	5,900	376
Reckitt Benckiser Group PLC	1,137	63
Uni-Charm Corp. ^	200	9
Independent Power Producers & Energy Traders - 0.1%
AES Corp. ‡	2,100	27
Calpine Corp. ‡^	1,600	26
Constellation Energy Group, Inc.	300	11
EDP Renovaveis SA ‡	737	5
Electric Power Development Co., Ltd. ^	500	14
Enel Green Power SpA	5,283	15
Iberdrola Renovables SA ‡	7,234	31
International Power PLC	5,910	30
NRG Energy, Inc. ‡^	600	15
TransAlta Corp. ^	800	17
Industrial Conglomerates - 0.5%
3M Co.	1,400	133
Delek Group, Ltd.	30	7
Fraser and Neave, Ltd.	2,000	9
General Electric Co.	22,600	427
Hutchison Whampoa, Ltd.	4,000	43
Keppel Corp., Ltd.	3,200	29
Koninklijke Philips Electronics NV	1,732	45
NWS Holdings, Ltd.	3,000	4
Orkla ASA	1,687	16
SembCorp Industries, Ltd.	3,000	12
Siemens AG	1,669	230
Smiths Group PLC	880	17
Textron, Inc. ^	400	9
Tyco International, Ltd.	1,000	49
Wendel SA	69	8
Insurance - 1.2%
ACE, Ltd. ^	700	46
Admiral Group PLC	716	19
Aflac, Inc.	1,000	47
Ageas	4,315	12
AIA Group, Ltd. ‡	15,600	54
Allianz SE	837	116
Allstate Corp. ^	1,000	31
American International Group, Inc. ‡	600	18
AMP, Ltd.	4,533	24
AON Corp. ^	500	26
Arch Capital Group, Ltd. ‡^	300	10
Assicurazioni Generali SpA	2,481	52
Assurant, Inc.	200	7
Aviva PLC	5,197	37
Axis Capital Holdings, Ltd.	300	9
Baloise Holding AG	142	15
Berkshire Hathaway, Inc. — Class B ‡^	1,800	138
Chubb Corp.	600	38
Cincinnati Financial Corp. ^	300	9
CNP Assurances	1,101	24
Delta Lloyd NV	707	17

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AllianceBernstein Dynamic Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Insurance (continued)
Everest RE Group, Ltd.	100	$8
Fairfax Financial Holdings, Ltd.	43	17
Fidelity National Financial, Inc. — Class A ^	1,500	24
Genworth Financial, Inc. — Class A ‡^	1,800	19
Gjensidige Forsikring ASA	440	5
Great-West Lifeco, Inc. ^	500	13
Hannover Rueckversicherung AG	288	15
Hartford Financial Services Group, Inc. ^	700	18
Industrial Alliance Insurance & Financial Services, Inc.	200	8
Insurance Australia Group, Ltd.	4,701	17
Intact Financial Corp. ^	200	11
Legal & General Group PLC	11,162	21
Lincoln National Corp. ^	900	26
Loews Corp.	500	21
Manulife Financial Corp. ^	3,100	55
Mapfre SA	5,180	19
Marsh & McLennan Cos., Inc. ^	800	25
MetLife, Inc. ^	2,100	92
MS&AD Insurance Group Holdings ^	1,100	26
Muenchener Rueckversicherungs AG	331	51
NKSJ Holdings, Inc.	3,000	20
Old Mutual PLC	10,502	22
Old Republic International Corp. ^	700	8
PartnerRe, Ltd.	300	21
Power Corp. of Canada ^	900	25
Power Financial Corp. ^	1,100	34
Principal Financial Group, Inc. ^	600	18
Progressive Corp. ^	1,000	21
Prudential Financial, Inc.	1,000	64
Prudential PLC	5,409	62
QBE Insurance Group, Ltd.	1,772	33
RenaissanceRe Holdings, Ltd. ^	200	14
Resolution, Ltd.	6,347	30
Royal & Sun Alliance Insurance Group PLC	17,619	38
Sampo OYJ — Class A	811	26
SCOR SE	874	25
Sony Financial Holdings, Inc.	959	17
Standard Life PLC	11,752	40
Sun Life Financial, Inc. ^	1,000	30
Suncorp Group, Ltd.	2,251	20
Swiss Life Holding AG ‡	188	31
Swiss Re, Ltd. ‡	563	32
T&D Holdings, Inc.	500	12
Tokio Marine Holdings, Inc.	1,500	42
Torchmark Corp. ^	300	19
Travelers Cos., Inc. ^	900	53
Tryg A/S	92	5
Unum Group	1,200	31
Vienna Insurance Group AG	130	7
Willis Group Holdings PLC ^	300	12
WR Berkley Corp. ^	300	10
XL Group PLC — Class A ^	1,200	26
Zurich Financial Services AG ‡	209	53
Internet & Catalog Retail - 0.2%
Amazon.com, Inc. ‡^	800	165
DeNA Co., Ltd. ^	496	21
Expedia, Inc. ^	700	20
Liberty Media Corp. — Interactive ‡^	700	12
NetFlix, Inc. ‡^	100	26
priceline.com, Inc. ‡^	100	51
Rakuten, Inc. ^	14	14
Internet Software & Services - 0.2%
Akamai Technologies, Inc. ‡	500	16
eBay, Inc. ‡	2,200	71
Google, Inc. — Class A ‡^	500	252
Gree, Inc. ^	300	7
Open Text Corp. ‡^	100	6
United Internet AG ^	731	15
VeriSign, Inc.	300	10
Yahoo! Japan Corp. ^	22	8
Yahoo!, Inc. ‡^	2,100	32
IT Services - 0.5%
Accenture PLC — Class A ^	1,200	73
Alliance Data Systems Corp. ‡	200	19
Amadeus IT Holding SA — Class A ‡	607	13
ATOS Origin SA	313	18
Automatic Data Processing, Inc.	1,000	53
Capital Gemini SA	192	11
CGI Group, Inc. — Class A ‡	600	15
Cognizant Technology Solutions Corp. — Class A ‡	500	37
Computer Sciences Corp. ^	700	27
Computershare, Ltd.	1,070	10
Fidelity National Information Services, Inc.	600	18
Fiserv, Inc. ‡	200	13
International Business Machines Corp.	2,600	445
ITOCHU Techno-Solutions Corp. ^	300	11
Mastercard, Inc. — Class A	200	60
Nomura Research Institute, Ltd. ^	200	4
NTT Data Corp.	6	20
Paychex, Inc. ^	600	18
SAIC, Inc. ‡^	1,500	25
Total System Services, Inc. ^	700	13
Visa, Inc. — Class A	1,000	84
Western Union Co. ^	900	18
Leisure Equipment & Products - 0.0% ∞
Hasbro, Inc. ^	200	9
Mattel, Inc.	400	11
Namco Bandai Holdings, Inc. ^	500	6
Nikon Corp. ^	600	13
Sankyo Co., Ltd.	100	5
Sega Sammy Holdings, Inc.	600	12
Shimano, Inc.	100	6
Yamaha Corp.	400	5
Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc. ‡^	600	31
Covance, Inc. ‡	200	12
Illumina, Inc. ‡^	200	15

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AllianceBernstein Dynamic Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Life Sciences Tools & Services (continued)
Life Technologies Corp. ‡^	200	$10
Pharmaceutical Product Development, Inc. ^	400	11
Qiagen NV ‡^	625	12
Thermo Fisher Scientific, Inc. ‡	800	51
Waters Corp. ‡^	300	29
Machinery - 0.6%
AGCO Corp. ‡	200	10
Alfa Laval AB	776	17
Amada Co., Ltd.	1,000	8
Atlas Copco AB — Class A	1,427	38
Atlas Copco AB — Class B	898	21
Bucyrus International, Inc. — Class A	200	18
Caterpillar, Inc. ^	1,300	137
Cummins, Inc.	300	31
Danaher Corp. ^	1,100	58
Deere & Co.	800	66
Dover Corp.	300	20
Eaton Corp.	600	31
Fanuc Corp.	400	67
Fiat Industrial SpA ‡	1,546	20
Flowserve Corp. ^	100	11
GEA Group AG	1,022	37
Hexagon AB — Class B ^	418	10
Hino Motors, Ltd.	1,000	6
Hitachi Construction Machinery Co., Ltd. ^	800	18
IHI Corp.	2,000	5
Illinois Tool Works, Inc. ^	900	51
Ingersoll-Rand PLC ^	600	27
ITT Corp.	200	12
Japan Steel Works, Ltd.	1,000	7
Joy Global, Inc. ^	200	19
JTEKT Corp.	1,400	21
Kawasaki Heavy Industries, Ltd.	3,000	12
Komatsu, Ltd. ^	1,900	59
Kone OYJ — Class B	232	15
Kubota Corp.	2,000	18
Kurita Water Industries, Ltd. ^	200	6
Man AG ^	121	16
Metso OYJ	255	14
Minebea Co., Ltd.	1,000	5
Mitsubishi Heavy Industries, Ltd. ^	6,000	28
Mitsui Engineering & Shipbuilding Co., Ltd. ^	3,000	7
NGK Insulators, Ltd.	400	7
NSK, Ltd.	1,000	10
NTN Corp.	1,000	6
PACCAR, Inc. ^	600	31
Pall Corp.	200	11
Parker Hannifin Corp.	300	27
Pentair, Inc. ^	600	24
Sandvik AB	2,123	37
Scania AB — Class B	570	13
SembCorp Marine, Ltd. ^	2,000	9
SKF AB — Class B	1,061	31
SMC Corp.	100	18
SPX Corp. ^	200	17
Sulzer AG	49	8
Sumitomo Heavy Industries, Ltd.	1,000	7
THK Co., Ltd.	200	5
Vallourec SA ^	194	24
Volvo AB — Class B	2,796	49
Wartsila OYJ	387	13
Weir Group PLC	819	28
Yangzijiang Shipbuilding Holdings, Ltd. ^	4,000	5
Marine - 0.1%
A.P. Moller — Maersk A/S — Class A	1	8
A.P. Moller Maersk A/S — Class B	3	26
Kawasaki Kisen Kaisha, Ltd. ^	3,000	10
Keuhne & Nagel International AG	208	32
Mitsui O.S.K. Lines, Ltd. ^	2,000	11
Neptune Orient Lines, Ltd. ^	2,000	3
Nippon Yusen KK ^	3,000	11
Orient Overseas International, Ltd.	500	3
Media - 0.7%
Axel Springer AG	351	17
British Sky Broadcasting Group PLC	3,895	53
Cablevision Systems Corp. — Class A ^	300	11
CBS Corp. — Class B ^	1,000	28
Comcast Corp. — Class A	4,400	111
Comcast Corp. — Special Shares — Class A ^	1,500	36
Dentsu, Inc. ^	300	9
DIRECTV — Class A ‡^	1,800	91
Discovery Communications, Inc. — Class A ‡^	600	25
Discovery Communications, Inc. — Class C ‡^	300	11
DISH Network Corp. — Class A ‡	400	12
Eutelsat Communications SA	578	26
Interpublic Group of Cos., Inc. ^	900	11
JC Decaux SA ‡	415	13
Jupiter Telecommunications Co., Ltd.	7	8
Kabel Deutschland Holding AG ‡	464	29
Lagardere SCA	324	14
Liberty Global, Inc. — Class A ‡^	300	14
Liberty Global, Inc. — Class C ‡	300	13
McGraw-Hill Cos., Inc. ^	500	21
Mediaset Espana Comunicacion SA ^	1,199	10
Mediaset SpA	2,626	12
Modern Times Group AB — Class B	176	12
News Corp. — Class A ^	3,900	69
News Corp. — Class B ^	1,500	27
Nielsen Holdings NV ‡^	190	6
Omnicom Group, Inc. ^	500	24
Pearson PLC	1,030	19
Publicis Groupe SA ^	201	11
Reed Elsevier NV	2,306	31
Reed Elsevier PLC	3,893	35
Sanoma OYJ ^	211	4
Scripps Networks Interactive, Inc. — Class A ^	600	29
SES SA	372	10
Shaw Communications, Inc. — Class B ^	900	21
Singapore Press Holdings, Ltd. ^	2,000	6
Sirius XM Radio, Inc. ‡^	7,574	17

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AllianceBernstein Dynamic Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Media (continued)
Societe Television Francaise 1	440	$8
Thomson Reuters Corp. ^	600	23
Time Warner Cable, Inc. ^	800	62
Time Warner, Inc. ^	2,100	76
Toho Co., Ltd. ^	400	7
Viacom, Inc. — Class B	1,000	51
Virgin Media, Inc. ^	400	12
Vivendi SA	2,387	67
Walt Disney Co. ^	3,800	149
Wolters Kluwer NV	385	9
WPP PLC	1,510	19
Yellow Media, Inc. ^	900	2
Metals & Mining - 1.3%
Agnico-Eagle Mines, Ltd.	200	13
Alcoa, Inc. ^	2,100	33
Allegheny Technologies, Inc. ^	200	13
Alumina, Ltd.	4,729	11
Anglo American PLC	2,433	121
Antofagasta PLC	1,115	25
ArcelorMittal	1,457	51
Barrick Gold Corp.	2,100	95
BHP Billiton PLC	4,679	184
BHP Billiton, Ltd.	6,824	322
BlueScope Steel, Ltd.	9,133	12
Boliden AB	492	9
Centerra Gold, Inc.	700	12
Cliffs Natural Resources, Inc. ^	200	18
Daido Steel Co., Ltd.	1,000	7
Eldorado Gold Corp.	1,500	22
Eramet	35	12
Eurasian Natural Resources Corp., PLC	3,362	42
First Quantum Minerals, Ltd.	100	15
Fortescue Metals Group, Ltd.	1,869	13
Franco-Nevada Corp. ^	300	11
Freeport-McMoRan Copper & Gold, Inc.	1,900	101
Fresnillo PLC	1,101	25
Goldcorp, Inc.	1,700	82
Hitachi Metals, Ltd.	400	6
Iamgold Corp.	1,500	28
Iluka Resources, Ltd.	815	15
Inmet Mining Corp.	300	22
Ivanhoe Mines, Ltd. ‡	845	21
JFE Holdings, Inc.	900	25
Kazakhmys PLC	804	18
Kinross Gold Corp. ^	1,833	29
Kobe Steel, Ltd.	4,000	9
Lynas Corp., Ltd. Ə ‡	3,309	6
Macarthur Coal, Ltd.	913	11
Maruichi Steel Tube, Ltd.	200	5
Mitsubishi Materials Corp.	2,000	6
Newcrest Mining, Ltd.	1,552	63
Newmont Mining Corp.	900	49
Nippon Steel Corp. ^	10,000	32
Norsk Hydro ASA	1,692	13
Nucor Corp. ^	500	21
OneSteel, Ltd.	1,619	3
Osisko Mining Corp. ‡^	600	9
Outokumpu OYJ ^	385	5
OZ Minerals, Ltd.	634	9
Pan American Silver Corp.	300	9
Randgold Resources, Ltd.	100	8
Rautaruukki OYJ ^	471	11
Rio Tinto PLC	2,942	212
Rio Tinto, Ltd.	926	83
Salzgitter AG	111	8
Silver Wheaton Corp. ^	400	13
Sims Metal Management, Ltd.	662	13
SSAB AB	1,198	18
Sumitomo Metal Industries, Ltd. ^	7,000	16
Sumitomo Metal Mining Co., Ltd.	1,000	16
Teck Resources, Ltd. — Class B	1,000	51
ThyssenKrupp AG	949	49
U.S. Steel Corp. ^	600	28
Vedanta Resources PLC	669	22
Voestalpine AG	263	15
Walter Energy, Inc. ^	128	15
Xstrata PLC	3,645	80
Yamana Gold, Inc.	2,600	30
Yamato Kogyo Co., Ltd.	300	9
Multiline Retail - 0.2%
Canadian Tire Corp., Ltd. — Class A	200	13
Dollar General Corp. ‡^	900	31
Dollar Tree, Inc. ‡	200	13
Family Dollar Stores, Inc.	200	11
Harvey Norman Holdings, Ltd. ^	3,984	11
Isetan Mitsukoshi Holdings, Ltd.	400	4
J. Front Retailing Co., Ltd.	1,000	4
JC Penney Co., Inc. ^	300	10
Kohl’s Corp. ^	600	30
Macy’s, Inc. ^	800	23
Marks & Spencer Group PLC	3,057	18
Marui Group Co., Ltd.	300	2
Next PLC	475	18
Nordstrom, Inc. ^	600	28
PPR SA	140	25
Takashimaya Co., Ltd.	1,000	7
Target Corp. ^	1,400	66
Multi-Utilities - 0.3%
A2A SpA ^	6,274	10
AGL Energy, Ltd.	1,130	18
Alliant Energy Corp. ^	200	8
Ameren Corp.	800	23
CenterPoint Energy, Inc.	1,000	19
Centrica PLC	7,815	41
Dominion Resources, Inc. ^	1,200	58
DTE Energy Co. ^	300	15
GDF Suez	2,510	91
Integrys Energy Group, Inc. ^	300	16
MDU Resources Group, Inc. ^	700	16
National Grid PLC	7,093	70
NiSource, Inc.	1,000	20
NSTAR ^	200	9
PG&E Corp. ^	600	25

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AllianceBernstein Dynamic Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Multi-Utilities (continued)
Public Service Enterprise Group, Inc. ^	1,000	$33
RWE AG	736	41
Scana Corp. ^	300	12
Sempra Energy ^	400	21
Suez Environnement Co.	1,067	21
United Utilities Group PLC	1,408	14
Veolia Environnement SA	582	16
Xcel Energy, Inc. ^	700	17
Office Electronics - 0.1%
Brother Industries, Ltd. ^	300	4
Canon, Inc. ^	2,300	110
Konica Minolta Holdings, Inc.	1,000	8
Ricoh Co., Ltd.	1,000	11
Xerox Corp. ^	2,100	22
Oil, Gas & Consumable Fuels - 2.8%
Alpha Natural Resources, Inc. ‡	600	27
Anadarko Petroleum Corp.	1,000	77
Apache Corp. ^	800	99
ARC Resources, Ltd. ^	800	21
Arch Coal, Inc.	800	21
Athabasca Oil Sands Corp. ‡^	800	13
Baytex Energy Corp. ^	500	27
BG Group PLC	6,869	156
Bonavista Energy Corp. ^	300	9
BP PLC	38,127	281
Cabot Oil & Gas Corp. ^	300	20
Cairn Energy PLC ‡	2,163	14
Caltex Australia, Ltd.	798	10
Cameco Corp.	600	16
Canadian Natural Resources, Ltd.	2,100	88
Canadian Oil Sands, Ltd. ^	700	20
Cenovus Energy, Inc. ^	1,400	53
Chesapeake Energy Corp. ^	1,100	33
Chevron Corp.	4,300	442
Cimarex Energy Co. ^	300	27
Concho Resources, Inc. ‡^	301	28
ConocoPhillips	3,000	226
Consol Energy, Inc.	400	19
Continental Resources, Inc. ‡^	82	5
Cosmo Oil Co., Ltd.	1,000	3
Crescent Point Energy Corp. ^	400	18
Denbury Resources, Inc. ‡	1,100	22
Devon Energy Corp.	800	63
El Paso Corp.	1,600	32
Enbridge, Inc.	1,200	39
EnCana Corp. ^	1,200	37
Enerplus Corp. ^	400	13
ENI SpA	5,308	126
EOG Resources, Inc. ^	500	52
Essar Energy PLC ‡	3,243	21
Exxon Mobil Corp.	10,215	831
Galp Energia SGPS SA — Class B	535	13
Hess Corp.	600	45
HollyFrontier Corp.	227	16
Husky Energy, Inc. ^	900	25
Imperial Oil, Ltd. ^	500	23
INPEX Corp.	4	30
Japan Petroleum Exploration Co.	100	5
JX Holdings, Inc.	5,000	34
Kinder Morgan Management LLC ^	207	14
Kinder Morgan, Inc. ^	225	6
Marathon Oil Corp.	1,600	84
MEG Energy Corp. ‡	300	16
Murphy Oil Corp. ^	300	20
Neste Oil OYJ	597	9
Newfield Exploration Co. ‡^	200	14
Nexen, Inc. ^	800	18
Niko Resources, Ltd.	300	19
Noble Energy, Inc.	300	27
Occidental Petroleum Corp.	1,700	177
OMV AG	286	12
Origin Energy, Ltd.	2,154	37
Pacific Rubiales Energy Corp.	600	16
Paladin Energy, Ltd. ‡	5,578	15
Peabody Energy Corp.	400	24
Pengrowth Energy Corp. ^	600	8
Penn West Petroleum, Ltd. ^	700	16
PetroBakken Energy, Ltd. — Class A ^	400	5
Petrohawk Energy Corp. ‡	500	12
Pioneer Natural Resources Co.	200	18
Plains Exploration & Production Co. ‡^	600	23
Progress Energy Resources Corp. ^	2,000	28
QEP Resources, Inc. ^	300	13
Range Resources Corp. ^	600	33
Repsol YPF SA ^	2,028	70
Royal Dutch Shell PLC — Class A ^	7,193	256
Royal Dutch Shell PLC — Class B	5,729	204
Santos, Ltd.	1,344	20
Showa Shell Sekiyu KK	300	3
Southwestern Energy Co. ‡^	600	26
Spectra Energy Corp. ^	1,100	30
Statoil ASA	2,435	62
Suncor Energy, Inc. ^	3,200	125
Sunoco, Inc. ^	600	25
Talisman Energy, Inc.	1,700	35
TonenGeneral Sekiyu KK	1,000	12
Total SA	4,288	248
Tourmaline Oil Corp. ‡	224	7
TransCanada Corp. ^	1,300	57
Tullow Oil PLC	1,714	34
Ultra Petroleum Corp. ‡^	400	18
Valero Energy Corp.	800	20
Vermilion Energy, Inc. ^	300	16
Whiting Petroleum Corp. ‡	236	13
Williams Cos., Inc.	900	27
Woodside Petroleum, Ltd.	1,150	51
Paper & Forest Products - 0.1%
Holmen AB — Class B	121	4
International Paper Co. ^	700	22
MeadWestvaco Corp.	300	10
Nippon Paper Group, Inc. ^	300	7
OJI Paper Co., Ltd. ^	3,000	14
Sino-Forest Corp. — Class A ‡^	600	2

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AllianceBernstein Dynamic Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Paper & Forest Products (continued)
Stora Enso OYJ — Class R	709	$7
Svenska Cellulosa AB — Class B	923	13
UPM-Kymmene OYJ	788	14
Personal Products - 0.1%
Avon Products, Inc.	700	20
Beiersdorf AG	386	25
Estee Lauder Cos., Inc. — Class A ^	300	32
L’Oreal SA	486	63
Shiseido Co., Ltd. ^	600	11
Pharmaceuticals - 1.7%
Abbott Laboratories	3,300	174
Allergan, Inc. ^	700	58
Astellas Pharma, Inc.	900	35
AstraZeneca PLC	2,730	136
Bayer AG	1,524	122
Bristol-Myers Squibb Co. ^	3,500	101
Chugai Pharmaceutical Co., Ltd. ^	1,200	20
Daiichi Sankyo Co., Ltd.	1,300	25
Dainippon Sumitomo Pharma Co., Ltd.	400	4
Eisai Co., Ltd. ^	500	20
Elan Corp. PLC ‡	1,067	12
Eli Lilly & Co.	2,000	75
Forest Laboratories, Inc. ‡^	900	35
GlaxoSmithKline PLC	10,540	226
Hisamitsu Pharmaceutical Co., Inc.	100	4
Johnson & Johnson	5,800	387
Kyowa Hakko Kirin Co., Ltd.	1,000	10
Merck & Co., Inc.	6,300	222
Merck KGaA	157	17
Mylan, Inc. ‡^	800	20
Novartis AG	4,828	296
Novo Nordisk A/S — Class B	873	109
Ono Pharmaceutical Co., Ltd.	200	11
Orion OYJ — Class B	152	4
Otsuka Holdings Co., Ltd.	400	11
Perrigo Co. ^	200	18
Pfizer, Inc.	17,000	350
Roche Holding AG	1,425	239
Sanofi	2,024	163
Santen Pharmaceutical Co., Ltd.	100	4
Shionogi & Co., Ltd.	500	8
Shire PLC	702	22
Taisho Pharmaceutical Co., Ltd.	6	♦
Takeda Pharmaceutical Co., Ltd.	1,500	69
Teva Pharmaceutical Industries, Ltd.	1,989	96
Tsumura & Co.	300	10
UCB SA	205	9
Valeant Pharmaceuticals International, Inc.	600	31
Warner Chilcott PLC — Class A ^	600	14
Watson Pharmaceuticals, Inc. ‡^	200	14
Professional Services - 0.1%
Adecco SA ‡	594	38
Bureau Veritas SA	196	17
Capital Group PLC	1,452	17
Dun & Bradstreet Corp. ^	200	15
Equifax, Inc.	300	10
Experian Group, Ltd.	1,640	21
IHS, Inc. — Class A ‡^	100	8
Intertek Group PLC	997	32
Manpower, Inc.	200	11
Randstad Holding NV	325	15
Robert Half International, Inc. ^	300	8
SGS SA	16	30
Verisk Analytics, Inc. — Class A ‡	400	14
Real Estate Investment Trusts - 0.5%
Annaly Capital Management, Inc. ^	1,600	29
Ascendas Real Estate Investment Trust ‡	6,000	10
AvalonBay Communities, Inc. ^	100	13
Boston Properties, Inc. ^	200	21
British Land Co., PLC	2,324	23
CapitaMall Trust ‡	7,000	11
CFS Retail Property Trust	6,093	12
Corio NV	498	33
Dexus Property Group	11,082	10
Duke Realty Corp. ^	900	13
Equity Residential ^	500	30
Federal Realty Investment Trust ^	300	26
Fonciere Des Regions	147	16
Gecina SA ^	91	13
General Growth Properties, Inc. ^	714	12
Goodman Group	41,177	31
GPT Group	8,780	30
HCP, Inc.	800	29
Health Care REIT, Inc. ^	400	21
Host Hotels & Resorts, Inc. ^	1,100	19
ICADE	93	11
Japan Prime Realty Investment Corp. ^	2	5
Japan Real Estate Investment Corp.	1	10
Japan Retail Fund Investment Corp. ^	2	3
Kimco Realty Corp. ^	1,500	28
Klepierre	583	24
Land Securities Group PLC	1,692	23
Liberty Property Trust ^	400	13
Link Real Estate Investment Trust	4,500	15
Macerich Co. ^	200	11
Mirvac Group	11,910	16
Nippon Building Fund, Inc.	1	10
Nomura Real Estate Office Fund, Inc.	1	7
Plum Creek Timber Co., Inc. ^	200	8
ProLogis, Inc. ^	656	24
Public Storage ^	300	34
Rayonier, Inc. ^	200	13
Regency Centers Corp. ^	200	9
RioCan Real Estate Investment Trust	500	13
Simon Property Group, Inc.	600	69
Stockland	4,571	17
Unibail-Rodamco Se	169	39
Ventas, Inc. ^	200	11
Vornado Realty Trust	300	28
Westfield Group	4,448	41
Westfield Retail Trust	4,825	14
Weyerhaeuser Co. ^	800	17

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AllianceBernstein Dynamic Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Real Estate Management & Development - 0.3%
AEON Mall Co., Ltd.	300	$7
Brookfield Asset Management, Inc. — Class A ^	1,000	33
Brookfield Office Properties, Inc.	1,500	29
Capitaland, Ltd.	3,000	7
CapitaMalls Asia, Ltd.	5,000	6
CB Richard Ellis Group, Inc. — Class A ‡^	1,200	30
Cheung Kong Holdings, Ltd.	3,000	44
City Developments, Ltd.	1,362	12
Daito Trust Construction Co., Ltd.	100	8
Daiwa House Industry Co., Ltd.	1,000	13
Global Logistic Properties, Ltd. — Class L ‡	5,000	8
Hang Lung Group, Ltd.	2,000	13
Hang Lung Properties, Ltd.	5,000	21
Henderson Land Development Co., Ltd.	2,000	13
Hopewell Holdings, Ltd.	3,000	10
Hysan Development Co., Ltd.	389	2
Immofinanz AG ‡	1,096	5
Keppel Land, Ltd. ^	2,000	6
Kerry Properties, Ltd.	2,500	12
Lend Lease Corp., Ltd.	1,266	12
Mitsubishi Estate Co., Ltd.	2,700	48
Mitsui Fudosan Co., Ltd.	2,200	38
New World Development, Ltd.	8,000	12
Nomura Real Estate Holdings, Inc.	600	10
NTT Urban Development Corp. ^	12	10
Sino Land Co., Ltd.	4,000	6
Sumitomo Realty & Development Co., Ltd.	500	11
Sun Hung Kai Properties, Ltd.	3,000	44
Swire Pacific, Ltd.	1,500	22
Tokyu Land Corp.	1,000	4
Wharf Holdings, Ltd.	3,000	21
Wheelock & Co., Ltd.	2,000	8
Road & Rail - 0.3%
Asciano, Ltd.	3,144	6
Canadian National Railway Co. ^	900	72
Canadian Pacific Railway, Ltd.	500	31
Central Japan Railway Co. ^	3	24
CSX Corp.	2,400	63
DSV A/S	515	12
East Japan Railway Co.	700	40
Groupe Eurotunnel SA	1,447	16
Hertz Global Holdings, Inc. ‡^	573	9
JB Hunt Transport Services, Inc.	200	9
Keikyu Corp.	1,000	7
KEIO Corp.	1,000	6
Keisei Electric Railway Co., Ltd.	1,000	6
Kintetsu Corp. ^	3,000	10
MTR Corp.	3,500	12
Nippon Express Co., Ltd.	4,000	16
Norfolk Southern Corp. ^	800	60
Odakyu Electric Railway Co., Ltd.	1,000	8
QR National, Ltd. ‡^	4,114	15
Tobu Railway Co., Ltd. ^	2,000	8
Tokyu Corp.	2,000	8
Union Pacific Corp.	1,000	105
West Japan Railway Co.	300	12
Semiconductors & Semiconductor Equipment - 0.5%
Advanced Micro Devices, Inc. ‡^	3,600	25
Advantest Corp.	200	4
Altera Corp. ^	500	23
Analog Devices, Inc.	800	31
Applied Materials, Inc.	2,300	30
ARM Holdings PLC	3,242	30
ASM Pacific Technology, Ltd.	478	7
ASML Holding NV	1,085	40
Avago Technologies, Ltd.	400	15
Broadcom Corp. — Class A ‡	700	24
Cree, Inc. ‡^	500	17
Elpida Memory, Inc. ‡^	700	8
Infineon Technologies AG	1,249	14
Intel Corp. ^	11,900	264
KLA-Tencor Corp. ^	300	12
LAM Research Corp. ‡^	700	31
Linear Technology Corp. ^	900	30
LSI Corp. ‡	1,800	13
Marvell Technology Group, Ltd. ‡^	1,500	22
Maxim Integrated Products, Inc. ^	500	13
Microchip Technology, Inc. ^	300	11
Micron Technology, Inc. ‡^	1,100	8
National Semiconductor Corp.	700	17
NVIDIA Corp. ‡^	800	13
ROHM Co., Ltd.	200	11
STMicroelectronics NV ^	1,895	19
Sumco Corp. ‡^	200	3
Texas Instruments, Inc.	2,300	76
Tokyo Electron, Ltd.	300	16
Xilinx, Inc. ^	900	33
Software - 0.6%
Activision Blizzard, Inc. ^	1,800	21
Adobe Systems, Inc. ‡	1,000	31
Autodesk, Inc. ‡	300	12
Autonomy Corp. PLC ‡	638	17
BMC Software, Inc. ‡	600	33
CA, Inc. ^	1,200	27
Citrix Systems, Inc. ‡	300	24
Dassault Systemes SA	142	12
Electronic Arts, Inc. ‡^	500	12
Intuit, Inc. ‡	500	26
Konami Corp. ^	200	5
Microsoft Corp.	16,400	427
NICE Systems, Ltd. ‡	171	6
Nintendo Co., Ltd.	200	38
Nuance Communications, Inc. ‡^	500	11
Oracle Corp.	8,500	280
Oracle Corp. Japan	400	17
Red Hat, Inc. ‡^	600	28
Salesforce.com, Inc. ‡^	200	30
SAP AG	1,657	100
Square Enix Holdings Co., Ltd. ^	200	4
Symantec Corp. ‡	1,200	24

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AllianceBernstein Dynamic Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Software (continued)
Synopsys, Inc. ‡^	400	$10
Trend Micro, Inc. ^	300	9
VMware, Inc. — Class A ‡^	300	30
Specialty Retail - 0.4%
ABC-Mart, Inc.	100	4
Abercrombie & Fitch Co. — Class A ^	200	13
Advance Auto Parts, Inc. ^	300	18
AutoZone, Inc. ‡	100	29
Bed Bath & Beyond, Inc. ‡^	500	29
Best Buy Co., Inc. ^	600	19
CarMax, Inc. ‡^	700	23
Esprit Holdings, Ltd.	1,100	3
Fast Retailing Co., Ltd.	100	16
GameStop Corp. — Class A ‡^	500	13
Gap, Inc. ^	500	9
Hennes & Mauritz AB — Class B	2,074	72
Home Depot, Inc.	3,500	128
Inditex SA ^	268	24
Kingfisher PLC	7,933	34
Limited Brands, Inc. ^	600	23
Lowe’s Cos., Inc. ^	2,800	65
Nitori Holdings Co., Ltd.	50	5
O’Reilly Automotive, Inc. ‡	200	13
PetSmart, Inc. ^	200	9
Ross Stores, Inc.	200	16
Shimamura Co., Ltd.	100	10
Staples, Inc. ^	1,000	16
Tiffany & Co. ^	200	16
TJX Cos., Inc.	700	37
Urban Outfitters, Inc. ‡^	400	11
Yamada Denki Co., Ltd. ^	120	10
Textiles, Apparel & Luxury Goods - 0.3%
Adidas AG	424	34
Asics Corp.	1,000	15
Burberry Group PLC	1,218	28
Christian Dior SA	82	13
Cie Financiere Richemont SA	1,008	66
Coach, Inc.	600	38
Gildan Activewear, Inc. — Class A	400	14
Lululemon Athletica, Inc. ‡^	117	13
Luxottica Group SpA	371	12
LVMH Moet Hennessy Louis Vuitton SA	451	82
Nike, Inc. — Class B	700	63
Pandora A/S ^	130	4
Polo Ralph Lauren Corp. — Class A ^	100	13
Swatch Group AG/The-BR	278	25
Swatch Group AG/The-Reg	68	34
V.F. Corp.	300	33
Yue Yuen Industrial Holdings	1,000	3
Thrifts & Mortgage Finance - 0.0% ∞
Hudson City Bancorp, Inc.	1,600	13
New York Community Bancorp, Inc. ^	1,400	21
People’s United Financial, Inc. ^	1,800	24
Tobacco - 0.4%
Altria Group, Inc.	4,200	111
British American Tobacco PLC	4,243	186
Imperial Tobacco Group PLC	1,981	66
Japan Tobacco, Inc.	9	35
Lorillard, Inc. ^	300	33
Philip Morris International, Inc.	3,700	246
Reynolds American, Inc.	700	26
Swedish Match AB	571	19
Trading Companies & Distributors - 0.2%
Fastenal Co. ^	400	14
Finning International, Inc.	500	15
ITOCHU Corp.	3,000	31
Marubeni Corp. ^	3,400	23
Mitsubishi Corp.	2,800	69
Mitsui & Co., Ltd.	3,400	59
Noble Group, Ltd. ^	6,000	10
Sojitz Corp.	2,100	4
Sumitomo Corp. ^	2,100	29
Toyota Tsusho Corp.	1,200	21
Wolseley PLC	829	27
WW Grainger, Inc. ^	100	15
Transportation Infrastructure - 0.1%
Abertis Infraestructuras SA ^	1,717	38
Aeroports de Paris	124	12
Atlantia SpA	509	11
Auckland International Airport, Ltd.	1,874	3
Fraport AG Frankfurt Airport Services Worldwide	206	17
Hutchison Port Holdings Trust ‡	11,000	9
Kamigumi Co., Ltd.	1,000	9
Koninklijke Vopak NV	177	9
MAP Group	4,864	17
Transurban Group ‡^	4,071	23
Water Utilities - 0.0% ∞
American Water Works Co., Inc.	1,000	29
Severn Trent PLC	970	23
Wireless Telecommunication Services - 0.4%
American Tower Corp. — Class A ‡	700	37
Cellcom Israel, Ltd.	95	3
Crown Castle International Corp. ‡^	500	20
KDDI Corp.	6	43
MetroPCS Communications, Inc. ‡^	900	15
Millicom International Cellular SA	129	14
Mobistar SA	113	9
NII Holdings, Inc. ‡	600	25
NTT DoCoMo, Inc.	34	61
Partner Communications Co., Ltd.	258	4
Rogers Communications, Inc. — Class B ^	600	24
SBA Communications Corp. — Class A ‡^	500	19
Softbank Corp. ^	1,600	61
Sprint Nextel Corp. ‡	5,100	27
Starhub, Ltd.	4,000	9
Vodafone Group PLC	105,910	280

Total Common Stocks (cost $49,301)		53,670

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AllianceBernstein Dynamic Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

RIGHTS - 0.0% ∞
Commercial Banks - 0.0% ∞
Banca Monte dei Paschi di Siena SpA ‡^	15,474	$2
Banco Popular Espanol SA ‡^	3,318	♦
CaixaBank ‡	3,938	♦

Total Rights (cost $3)		2

WARRANT - 0.0% ∞
Metals & Mining - 0.0%
Kinross Gold Corp. ‡^
Expiration: 09/17/2014
Exercise Price: $21.30	33	♦
Total Warrant (cost $♦)
SECURITIES LENDING COLLATERAL - 9.3%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.22% ▲	17,195,861	17,196
Total Securities Lending Collateral (cost $17,196)

	Principal	Value

REPURCHASE AGREEMENT - 16.6%
State Street Bank & Trust Co. 0.01% ▲, dated 06/30/2011, to be repurchased at $30,615 on 07/01/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, with a value of $31,229.	$30,615	30,615
Total Repurchase Agreement (cost $30,615)

Total Investment Securities (cost $195,193) #		199,983
Other Assets and Liabilities — Net		(15,559)

Net Assets		$184,424

FUTURES CONTRACTS: ε

				Net Unrealized
				Appreciation
Description	Type	Contracts Г	Expiration Date	(Depreciation)

10-Year Australian Treasury Bond	Long	1	09/15/2011	$ ♦
10-Year Government of Canada Bond	Long	3	09/21/2011	(4)
10-Year Japan Government Bond Mini	Long	17	09/07/2011	2
2-Year U.S. Treasury Note	Short	(2)	09/30/2011	♦
30-Year U.S. Treasury Bond	Short	(4)	09/21/2011	10
5-Year U.S. Treasury Note	Short	(2)	09/30/2011	1
ASX SPI 200 Index	Long	5	09/15/2011	11
CAC 40 Index	Long	20	07/15/2011	33
DAX Index	Long	4	09/16/2011	26
Euro Stoxx 50 Index	Long	4	09/16/2011	4
FTSE 100 Index	Long	14	09/16/2011	27
FTSE MIB Index	Long	1	09/16/2011	(♦ )
German Euro BOBL	Long	9	09/08/2011	(5)
German Euro Buxl	Long	2	09/08/2011	(8)
German Euro Bund	Long	6	09/08/2011	(2)
German Euro Schatz	Long	8	09/08/2011	(1)
Hang Seng Index	Long	2	07/28/2011	6
MSCI EAFE E-Mini Index	Long	59	09/16/2011	102
MSCI Emerging Markets E-Mini	Long	72	09/16/2011	128
OMX 30 Index	Long	11	07/15/2011	1
S&P 500 E-Mini Index	Long	39	09/16/2011	95
S&P TSE 60 Index	Long	8	09/15/2011	31
TOPIX Index	Long	11	09/09/2011	45
U.K. Long Gilt Bond	Long	4	09/28/2011	(6)

				$496

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in U.S.	Net Unrealized
		Settlement	Dollars Bought	Appreciation
Currency	Bought (Sold)	Date	(Sold)	(Depreciation)

Australian Dollar	(110)	09/15/2011	$(115)	$(2)
Australian Dollar	(274)	09/15/2011	(286)	(5)
Australian Dollar	158	09/15/2011	166	2
Australian Dollar	110	09/15/2011	116	1
Australian Dollar	491	09/15/2011	519	2
Australian Dollar	116	09/15/2011	123	♦

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AllianceBernstein Dynamic Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
FORWARD FOREIGN CURRENCY CONTRACTS (continued):

			Amount in U.S.	Net Unrealized
		Settlement	Dollars Bought	Appreciation
Currency	Bought (Sold)	Date	(Sold)	(Depreciation)

Canadian Dollar	(771)	09/15/2011	$(787)	$(11)
Canadian Dollar	771	09/15/2011	789	9
Canadian Dollar	(2,786)	09/15/2011	(2,844)	(39)
Euro	1,026	09/15/2011	1,472	13
Euro	127	09/15/2011	185	(2)
Euro	(667)	09/15/2011	(942)	(23)
Euro	452	09/15/2011	661	(7)
Japanese Yen	40,304	09/15/2011	503	(2)
Japanese Yen	(369,187)	09/15/2011	(4,601)	13
Japanese Yen	(40,304)	09/15/2011	(502)	1
Pound Sterling	(339)	09/15/2011	(550)	6
Pound Sterling	339	09/15/2011	557	(13)
Pound Sterling	(816)	09/15/2011	(1,323)	15
Swedish Krona	1,527	09/15/2011	240	♦
Swiss Franc	154	09/15/2011	184	(1)
Swiss Franc	(224)	09/15/2011	(263)	(3)
Swiss Franc	427	09/15/2011	507	1

				$(45)

	Percentage of
INVESTMENTS BY COUNTRY:	Total Investments		Value

United States	59.8%		$119,440
United Kingdom	2.9		5,555
Japan	2.5		4,931
Canada	1.6		3,257
Germany	1.3		2,595
France	1.2		2,348
Australia	1.2		2,323
Switzerland	1.2		2,302
Netherlands	0.5		1,028
Spain	0.5		1,023
Sweden	0.4		756
Italy	0.3		647
Hong Kong	0.3		559
Israel	0.3		506
Luxembourg	0.2		443
Singapore	0.2		425
Austria	0.2		420
Bermuda	0.2		401
Brazil	0.2		339
Mexico	0.2		333
Norway	0.1		295
Ireland	0.1		289
Supranational	0.1		287
Cayman Islands	0.1		275
Denmark	0.1		258
Netherlands Antilles	0.1		255
Belgium	0.1		237
Finland	0.1		235
Jersey, Channel Islands	0.1		116
Portugal	0.0	∞	60
Isle of Man	0.0	∞	58
Greece	0.0	∞	51
Panama	0.0	∞	38
Guernsey, Channel Islands	0.0	∞	30
New Zealand	0.0	∞	30
Mauritius	0.0	∞	12

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AllianceBernstein Dynamic Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)

	Percentage of
INVESTMENTS BY COUNTRY (continued):	Total Investments		Value

Liberia	0.0	%∞	$11
Cyprus	0.0	∞	4

Investment Securities, at Value	76.1		152,172
Short-Term Investments	23.9		47,811

Total Investments	100.0%		$199,983

NOTES TO THE SCHEDULE OF INVESTMENTS:

∞	Percentage rounds to less than 0.1%.

^	All or a portion of this security is on loan. The value of all securities on loan is $16,717.

‡	Non-income producing security.

Ə	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. These securities had an aggregate market value of $28, or 0.02%, of the fund’s net assets.

Ž	The security has a perpetual maturity. The date shown is the next call date.

▲	Rate shown reflects the yield at 06/30/2011.

ε	Cash in the amount of $1,842 is segregated as collateral with the broker to cover margin requirements for open futures contracts.

♦	Value rounds to less than $1.

*	Floating or variable rate note. Rate is listed as of 06/30/2011.

#	Aggregate cost for federal income tax purposes is $195,193. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $6,261 and $1,471, respectively. Net unrealized appreciation for tax purposes is $4,790.

Г	Contract amounts are not in thousands.
DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 06/30/2011, these securities aggregated $139, or 0.08%, of the fund’s net assets.

ADR	American Depositary Receipt

IO	Interest Only

REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)

PPS	Price Protected Shares

RSP	Refers to Risparmio shares, which are savings shares on the Italian Stock Exchange

TBA	To Be Announced

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AllianceBernstein Dynamic Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
VALUATION SUMMARY: э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	06/30/2011
Common Stocks	$29,112	$24,558	$—	$53,670
Corporate Debt Securities	—	19,905	—	19,905
Foreign Government Obligations	—	1,167	—	1,167
Mortgage-Backed Securities	—	1,608	—	1,608
Municipal Government Obligations	—	133	—	133
Preferred Corporate Debt Securities	—	105	—	105
Preferred Stocks	—	114	—	114
Repurchase Agreement	—	30,615	—	30,615
Rights	—	2	—	2
Securities Lending Collateral	17,196	—	—	17,196
U.S. Government Agency Obligations	—	37,839	—	37,839
U.S. Government Obligations	—	37,629	—	37,629
Warrant	w	—	—	w

Total	$46,308	$153,675	$—	$199,983

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Total at
Other Financial Instruments ₣	Prices	Inputs	Inputs	06/30/2011
Futures Contracts — Appreciation	$522	$—	$—	$522
Futures Contracts — Depreciation	(26)	—	—	(26)
Forward Foreign Currency Contracts — Appreciation	—	63	—	63
Forward Foreign Currency Contracts — Depreciation	—	(108)	—	(108)

Total	$496	$(45)	$—	$451

э	See the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AllianceBernstein Dynamic Allocation VP
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2011
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $164,578) (including securities loaned of $16,717)	$169,368
Repurchase agreement, at value (cost: $30,615)	30,615
Cash on deposit with broker	1,842
Foreign currency, at value(cost: $294)	303
Receivables:
Investment securities sold	17
Shares sold	577
Interest	700
Securities lending income (net)	5
Dividends	95
Dividend reclaims	9
Variation margin	496
Prepaid expenses	1
Unrealized appreciation on forward foreign currency contracts	63

204,091

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	2,125
Shares redeemed	43
Management and advisory fees	117
Distribution and service fees	26
Administration fees	3
Printing and shareholder reports fees	8
Audit and tax fees	8
Other	33
Collateral for securities on loan	17,196
Unrealized depreciation on forward foreign currency contracts	108

19,667

Net assets	$184,424

Net assets consist of:
Capital stock ($.01 par value)	$222
Additional paid-in capital	210,732
Undistributed (accumulated) net investment income (loss)	2,332
Undistributed (accumulated) net realized gain (loss) from investment securities, futures contracts, and foreign currency transactions	(34,113)
Net unrealized appreciation (depreciation) on:
Investment securities	4,790
Futures contracts	496
Translation of assets and liabilities denominated in foreign currencies	(35)

Net assets	$184,424

Net assets by class:
Initial Class	$47,748
Service Class	136,676
Shares outstanding:
Initial Class	5,724
Service Class	16,436
Net asset value and offering price per share:
Initial Class	$8.34
Service Class	8.32
STATEMENT OF OPERATIONS
For the period ended June 30, 2011
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income (including withholding taxes on foreign dividends of $50)	$668
Interest income	1,018
Securities lending income (net)	32

1,718

Expenses:
Management and advisory	506
Distribution and service:
Service Class	106
Printing and shareholder reports	62
Custody	113
Administration	14
Legal	5
Audit and tax	6
Trustees	2
Transfer agent	1
Other	2

Total expenses	817

Recaptured expenses	8

Net expenses	825

Net investment income	893

Net realized gain (loss) on transactions from:
Investment securities	(176)
Futures contracts	(87)
Foreign currency transactions	45

(218)

Net increase (decrease) in unrealized appreciation (depreciation) on:
Investment securities	2,353
Futures contracts	361
Translation of assets and liabilities denominated in foreign currencies	(136)

Change in unrealized appreciation (depreciation)	2,578

Net realized and unrealized gain	2,360

Net increase in net assets resulting from operations	$3,253

The notes to the financial statements are an integral part of this report. Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AllianceBernstein Dynamic Allocation VP
STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(all amounts in thousands)

	June 30, 2011	December 31,
	(unaudited)	2010
From operations:
Net investment income	$893	$1,407
Net realized gain (loss) from investment securities, futures contracts, and foreign currency transactions	(218)	20,757
Change in net unrealized appreciation (depreciation) on investment securities, futures contracts, and foreign currency translation	2,578	(12,857)

Net increase in net assets resulting from operations	3,253	9,307

Distributions to shareholders:
From net investment income:
Initial Class	—	(2,843)
Service Class	—	(790)

Total distributions to shareholders	—	(3,633)

Capital share transactions:
Proceeds from shares sold:
Initial Class	4,460	11,459
Service Class	98,010	31,144

	102,470	42,603

Dividends and distributions reinvested:
Initial Class	—	2,843
Service Class	—	790

	—	3,633

Cost of shares redeemed:
Initial Class	(10,157)	(92,358)
Service Class	(3,468)	(4,518)

	(13,625)	(96,876)

Net increase (decrease) in net assets from capital shares transactions	88,845	(50,640)

Net increase (decrease) in net assets	92,098	(44,966)

Net assets:
Beginning of period/year	92,326	137,292

End of period/year	$184,424	$92,326

Undistributed net investment income	$2,332	$1,439

Share activity:
Shares issued:
Initial Class	542	1,415
Service Class	11,873	3,889

	12,415	5,304

Shares issued-reinvested from distributions:
Initial Class	—	374
Service Class	—	104

	—	478

Shares redeemed:
Initial Class	(1,231)	(11,295)
Service Class	(420)	(562)

	(1,651)	(11,857)

Net increase (decrease) in shares outstanding:
Initial Class	(689)	(9,506)
Service Class	11,453	3,431

	10,764	(6,075)

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AllianceBernstein Dynamic Allocation VP
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Period ended		Initial Class
	June 30, 2011		Year Ended December 31,
	(unaudited)		2010	2009	2008	2007	2006
Net asset value
Beginning of period/year	$8.11		$7.86	$6.21	$12.48	$12.03	$11.20
Investment operations
Net investment income(A)	0.06		0.11	0.19	0.18	0.16	0.15
Net realized and unrealized gain (loss)	0.17		0.59	1.73	(4.05)	1.91	1.05

Total operations	0.23		0.70	1.92	(3.87)	2.07	1.20

Distributions
From net investment income	—		(0.45)	(0.27)	(0.18)	(0.26)	(0.19)
From net realized gains	—		—	—	(2.22)	(1.36)	(0.18)

Total distributions	—		(0.45)	(0.27)	(2.40)	(1.62)	(0.37)

Net asset value
End of period/year	$8.34		$8.11	$7.86	$6.21	$12.48	$12.03

Total return(B)	2.84	%(C)	9.29%	31.30%	(36.87%)	18.63%	10.90%

Net assets end of period/year (000’s)	$47,748		$52,004	$125,132	$156,137	$270,218	$429,852
Ratio and supplemental data
Expenses to average net assets
After recaptured expense/reimbursement	1.06	%(D)	1.04%	0.82%	0.81%	0.79%	0.78%
Before recaptured expense/reimbursement	1.05	%(D)	1.05%	0.82%	0.81%	0.79%	0.78%
Net investment income, to average net assets	1.39	%(D)	1.41%	2.82%	1.88%	1.30%	1.26%
Portfolio turnover rate	28	%(C)	149%	168%	97%	79%	64%
For a share outstanding throughout each period

	Period ended		Service Class
	June 30, 2011		Year Ended December 31,
	(unaudited)		2010	2009	2008	2007	2006
Net asset value
Beginning of period/year	$8.09		$7.84	$6.18	$12.42	$11.98	$11.17
Investment operations
Net investment income(A)	0.05		0.07	0.17	0.14	0.13	0.12
Net realized and unrealized gain (loss)	0.18		0.62	1.73	(4.01)	1.91	1.04

Total operations	0.23		0.69	1.90	(3.87)	2.04	1.16

Distributions
From net investment income	—		(0.44)	(0.24)	(0.15)	(0.24)	(0.17)
From net realized gains	—		—	—	(2.22)	(1.36)	(0.18)

Total distributions	—		(0.44)	(0.24)	(2.37)	(1.60)	(0.35)

Net asset value
End of period/year	$8.32		$8.09	$7.84	$6.18	$12.42	$11.98

Total return(B)	2.84	%(C)	9.15%	31.16%	(37.00%)	18.29%	10.65%

Net assets end of period/year (000’s)	$136,676		$40,322	$12,160	$7,777	$18,157	$14,065
Ratio and supplemental data
Expenses to average net assets
After recaptured expense/reimbursement	1.31	%(D)	1.29%	1.07%	1.06%	1.04%	1.03%
Before recaptured expense/reimbursement	1.30	%(D)	1.30%	1.07%	1.06%	1.04%	1.03%
Net investment income, to average net assets	1.28	%(D)	0.90%	2.48%	1.46%	1.02%	1.01%
Portfolio turnover rate	28	%(C)	149%	168%	97%	79%	64%

(A)	Calculated based on average number of shares outstanding.

(B)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(C)	Not annualized.

(D)	Annualized.

Note:	Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AllianceBernstein Dynamic Allocation VP
NOTES TO FINANCIAL STATEMENTS
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica AllianceBernstein Dynamic Allocation VP (the “Fund”) is part of TST.
The Fund currently offers two classes of shares; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund, including investment objectives and strategies.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian, and pursuant to the terms of the repurchase agreements, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund bears the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rates in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.
Forward foreign currency contracts: The Fund is subject to foreign currency exchange rate risk exposure in the normal course of pursuing its investment objectives. The Fund enters into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.
Open forward foreign currency contracts at June 30, 2011 are listed in the Schedule of Investments.
Futures contracts: The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Fund uses futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker either in cash or securities an initial margin in an amount equal to a certain percentage of the contract amount.
Subsequent payments (variation margin) are paid or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or security prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AllianceBernstein Dynamic Allocation VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. (continued)
The open futures contracts at June 30, 2011 are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is included in the Statement of Assets and Liabilities.
Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Fund’s securities exposes the Fund to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Fund seeks to increase its net investment income through the receipt of interest (after rebates and fees).
Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2011 are shown in the Schedule of Investments and Statement of Assets and Liabilities.
Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.
Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.
There were no commissions recaptured during the period ended June 30, 2011.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.
Dividend income related to a Real Estate Investment Trust (“REIT”) is recorded at the amount of distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.
Foreign taxes: The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests.
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing of those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AllianceBernstein Dynamic Allocation VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 2. (continued)
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities (common and preferred stock): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.
Securities lending collateral: Securities lending collateral is a money market fund which is valued at the net assets of the underlying portfolios and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.
Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy.
U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U. S. government securities. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy.
The Fund had TBA’s outstanding as of June 30, 2011, which are included in Investment securities sold and Investment securities purchased on the Statement of Assets and Liabilities.
Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over the counter (“OTC”) derivative contracts include forward, swap, option and swaption contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AllianceBernstein Dynamic Allocation VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 2. (continued)
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Fund’s Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these intruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When the Fund must use fair valuation methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.
The hierarchy classification of inputs used to value the Fund’s investments at June 30, 2011 are disclosed in the Valuation Summary of the Fund’s Schedule of Investments. Transfers between Levels are considered to have occurred at the end of the reporting period.
There were no significant transfers between Level 1 and Level 2 during the period ended June 30, 2011.
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.
TAM, the Fund’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TFS, and TCI. None of the non-independent trustees receive compensation for services as trustees of the Fund or the entities that invest in the Fund.
Investment advisory fee: The Fund pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $250 million	0.75%
Over $250 million	0.70%
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees and certain extraordinary expenses, exceed the following stated annual limit:
1.15% Expense Limit
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived advisory fees.
During the period ended June 30, 2011, the amount recaptured by the adviser was $8. There are no amounts available for recapture by the adviser as of June 30, 2011.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares. The fee on the

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AllianceBernstein Dynamic Allocation VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2012. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2011 were as follows:

Purchases of securities:
Long-term	$80,755
U.S. Government	20,900
Proceeds from maturities and sales of securities:
Long-term	32,576
U.S. Government	48
NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS
The Fund is subject to various risks in the normal course of pursuing its investment objective. The volume of futures contracts and forward foreign currency contracts held throughout the period increased beginning at seven and three, respectively, and ending at 24 and 23, respectively. The tables below highlight the types of risks and the derivative instruments used to mitigate the risks:
Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2011
Derivatives not accounted for as hedging instruments

	Interest rates	Equity	Foreign exchange
Location	contracts	contracts	contracts	Total
Asset derivatives
Unrealized appreciation on futures contracts	$13	$509	$—	$522	*
Unrealized appreciation on forward foreign currency contracts	—	—	63	63
Liability derivatives
Unrealized (depreciation) on futures contracts	(26)	—	—	(26	)*
Unrealized (depreciation) on forward foreign currency contracts	—	—	(108)	(108)

Total	$(13)	$509	$(45)	$451

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AllianceBernstein Dynamic Allocation VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 5. (continued)
Fair Values of Derivative Instruments on the Statement of Operations for the period ended June 30, 2011
Derivatives not accounted for as hedging instruments

	Interest rates	Equity	Foreign exchange
Location	contracts	contracts	contracts	Total
Realized Gain (Loss) on derivatives recognized in income
Net realized (loss) on futures contracts	$(28)	$(59)	$—	$(87)
Net realized gain on foreign currency transactions ~	—	—	28	28
Change in Unrealized Appreciation (Depreciation) on derivatives recognized in income
Net (decrease) in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	—	—	(145)	(145)
Net increase (decrease) in unrealized appreciation (depreciation) on futures contracts	(5)	366	—	361

Total	$(33)	$307	$(117)	$157

~	Included within net realized gain (loss) on transactions from foreign currency transactions.
For non-exchange traded derivatives (swaps and forward foreign currency contracts), under standard derivatives agreements, the Fund may be required to post collateral on derivatives if the Fund is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.
NOTE 6. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax provisions taken for all open tax years (2008 — 2010), or expected to be taken in the Fund’s 2011 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, structured notes, foreign bonds, swaps, net operating losses, distribution reclasses for REITs, passive foreign investment companies, foreign currency transactions, capital loss carryforwards, and post-October loss deferrals.
NOTE 7. SUBSEQUENT EVENT
Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AllianceBernstein Dynamic Allocation VP
INVESTMENT ADVISORY AGREEMENT — CONTRACT RENEWAL
(unaudited)
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 8-9, 2011, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica AllianceBernstein Dynamic Allocation VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), to determine whether the agreement should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the compensation to be received by TAM under the agreement is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement through June 30, 2012. In reaching their decision, the Trustees requested and received from TAM such information as they deemed reasonably necessary to evaluate the agreement. The Trustees also considered information they had previously received from TAM as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decision on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decision:
The nature, extent and quality of the advisory services provided. The Board considered the nature, extent and quality of the services provided by TAM to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the investment approach for the Portfolio The Trustees considered the services provided by TAM for the portion of the management fee it retains after payment of the fee to the Portfolio’s sub-adviser, including oversight of the performance of administrative, recordkeeping, shareholder relations, regulatory reporting and other functions of the Portfolio as well as “manager of managers” services TAM provides in the form of selection and oversight of the sub-adviser. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and TAM’s management oversight process. The Trustees determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2010. The Board noted that the performance of the Initial Class of the Portfolio was below the median for its peer universe for the past 1- and 3-year periods and in line with the median for the past 5-year period. The Board noted that it had approved changes to the Portfolio’s name and strategies together with replacement of the Portfolio’s sub-adviser during the past year and that the performance included management by the previous sub-adviser in accordance with the prior strategies. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM, the Board concluded that TAM is capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information about TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board reviewed the management fee for the Portfolio, including the amount of the management fee retained by TAM following payment of the sub-advisory fee to the Portfolio’s sub-adviser. The Trustees noted that the Portfolio’s contractual management fee was above the median for its peer group and in line with the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the median for its peer group and below the median for its peer universe. The Trustees noted the profitability of the relationship between the Portfolio and TAM and its affiliates and determined that the management fee to be received by TAM under the agreement is consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. In evaluating the extent to which the management fee payable under the Investment Advisory Agreement reflects economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM offers breakpoints which benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM, in the future.
Benefits to TAM and its affiliates from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM and its affiliates from their relationships with the Portfolio are expected to be consistent with industry practice. The Trustees also noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica AllianceBernstein Dynamic Allocation VP
INVESTMENT ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)
(unaudited)
Other considerations. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Portfolio’s sub-adviser. The Trustees also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the compensation to be received by TAM is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Asset Allocation — Conservative VP
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at January 1, 2011 and held for the entire period until June 30, 2011.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (B)
	Beginning	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized
Fund Name	Account Value	Value	During Period (A)	Value	During Period (A)	Expense Ratio (C)

Transamerica Asset Allocation — Conservative VP
Initial Class	$1,000.00	$1,041.80	$0.66	$1,024.15	$0.65	0.13%
Service Class	1,000.00	1,040.20	1.92	1,022.91	1.91	0.38

(A)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(B)	5% return per year before expenses.

(C)	Expense ratios do not include expenses of the investment companies in which the fund invests.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2011
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

	% of Net
Asset Type	Assets

Bonds	54.8%
U.S. Stocks	20.5
Inflation-Protected Securities	9.6
Global/International Stocks	7.0
Capital Markets	4.6
Tactical and Specialty	3.5
Capital Preservation	0.0	(A)
Other Assets and Liabilities — Net	(0.0	)(A)

Total	100.0%

(A)	Amount rounds to less than 0.1% or (0.1)%.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Asset Allocation — Conservative VP
SCHEDULE OF INVESTMENTS
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES — 100.0%
Bonds — 54.8%
Transamerica AEGON Flexible Income €	878,982	$7,981
Transamerica AEGON High Yield Bond €	1,606,801	14,975
Transamerica AEGON Short-Term Bond €	19,232,304	197,708
Transamerica AEGON U.S. Government Securities VP Ж	507,901	6,628
Transamerica JPMorgan Core Bond €	29,818,663	309,518
Transamerica JPMorgan International Bond €	1,175,198	13,139
Transamerica Morgan Stanley Emerging Markets Debt €	3,055,430	32,571
Transamerica PIMCO Total Return VP Ж	26,380,670	313,667
Capital Markets — 4.6%
Transamerica WMC Quality Value €	6,685,093	74,405
Capital Preservation — 0.0% ∞
Transamerica AEGON Money Market VP Ж	5	w
Global/International Stocks — 7.0%
Transamerica Hansberger International Value €	350,122	2,853
Transamerica MFS International Equity €	2,674,889	25,224
Transamerica Neuberger Berman International €	1,924,835	19,075
Transamerica Oppenheimer Developing Markets €	1,031,409	14,213
Transamerica Schroders International Small Cap €	1,491,162	15,881
Transamerica Thornburg International Value €	2,179,939	26,159
Transamerica WMC Emerging Markets €	848,673	11,415
Inflation-Protected Securities — 9.6%
Transamerica PIMCO Real Return TIPS €	13,358,655	146,811
Transamerica PIMCO Real Return TIPS VP Ж ‡	993,828	10,008
Tactical and Specialty — 3.5%
Transamerica BlackRock Global Allocation €	1,452,259	16,716
Transamerica Clarion Global Real Estate Securities VP Ж	599,480	7,248
Transamerica Loomis Sayles Bond €	2,959,785	32,734
U.S. Stocks — 20.5%
Transamerica BlackRock Large Cap Value VP Ж	4,482,978	67,783
Transamerica Jennison Growth €	7,138	96
Transamerica Jennison Growth VP Ж	10,813,420	92,779
Transamerica JPMorgan Mid Cap Value VP Ж	824,348	11,887
Transamerica Morgan Stanley Growth Opportunities VP Ж	214,307	3,399
Transamerica Morgan Stanley Mid-Cap Growth €	351,988	5,171
Transamerica Morgan Stanley Small Company Growth €	946,542	12,040
Transamerica Oppenheimer Small- & Mid-Cap Value €	905,857	9,819
Transamerica Third Avenue Value €	591,875	13,868
Transamerica UBS Large Cap Value €	3,055,746	31,199
Transamerica WMC Diversified Equity VP Ж	1,086,899	22,271
Transamerica WMC Diversified Growth VP Ж	2,735,177	64,632

Total Investment Companies (cost $1,503,821) #		1,633,873
Other Assets and Liabilities — Net		(80)

Net Assets		$1,633,793

NOTES TO SCHEDULE OF INVESTMENTS:

€	The portfolio invests its assets in the Class I2 shares of the affiliated fund of Transamerica Funds.

Ж	The portfolio invests its assets in the Initial Class shares of the affiliated fund of Transamerica Series Trust.

‡	Non-income producing security.

∞	Percentage rounds to less than 0.1%.

w	Value rounds to less than $1.

#	Aggregate cost for federal income tax purposes is $1,503,821. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $130,863 and $811, respectively. Net unrealized appreciation for tax purposes is $130,052.
VALUATION SUMMARY: Э

Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
	Prices	Inputs	Inputs	06/30/2011

Investment Companies	$1,633,873	$—	$—	$1,633,873

Э	See the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report. Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Asset Allocation — Conservative VP
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2011
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investments in affiliated investment companies at value (cost: $1,503,821)	$1,633,873
Receivables:
Affiliated investment securities sold	1,517
Shares sold	393
Dividends	361
Prepaid expenses	15

1,636,159

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	1,910
Management and advisory fees	132
Distribution and service fees	219
Transfer agent fees	1
Administration fees	16
Trustees fees	5
Audit and tax fees	3
Printing and shareholder reports fees	48
Other	32

2,366

Net assets	$1,633,793

Net assets consist of:
Capital stock ($.01 par value)	$1,533
Additional paid-in capital	1,550,457
Undistributed (accumulated) net investment income (loss)	54,435
Undistributed (accumulated) net realized gain (loss) from investments in affiliated investment companies	(102,684)
Net unrealized appreciation (depreciation) on investments in affiliated investment companies	130,052

Net assets	$1,633,793

Net assets by class:
Initial Class	$546,605
Service Class	1,087,188
Shares outstanding:
Initial Class	50,984
Service Class	102,362
Net asset value and offering price per share:
Initial Class	$10.72
Service Class	10.62
STATEMENT OF OPERATIONS
For the period ended June 30, 2011
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income from affiliated investment companies	$13,666
Expenses:
Management and advisory	785
Distribution and service:
Service Class	1,293
Printing and shareholder reports	38
Custody	24
Administration	98
Legal	39
Audit and tax	5
Trustees	23
Transfer agent	5
Other	25

Total expenses	2,335

Net investment income	11,331

Net realized gain (loss) from:
Investments in affiliated investment companies	7,367

Net increase in unrealized appreciation (depreciation) on:
Investments in affiliated investment companies	44,538

Net realized and unrealized gain on investments in affiliated investment companies	51,905

Net increase In net assets resulting from operations	$63,236

The notes to the financial statements are an integral part of this report. Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Asset Allocation — Conservative VP
STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(all amounts in thousands)

	June 30, 2011	December 31,
	(unaudited)	2010
From operations:
Net investment income	$11,331	$43,104
Net realized gain (loss) from investments in affiliated investment companies	7,367	(23,936)
Change in net unrealized appreciation (depreciation) on investments in affiliated investment companies	44,538	109,905

Net increase in net assets resulting from operations	63,236	129,073

Distributions to shareholders:
From net investment income:
Initial Class	—	(17,947)
Service Class	—	(29,527)

	—	(47,474)

From net realized gains:
Initial Class	—	(1,541)
Service Class	—	(2,670)

	—	(4,211)

Total distributions to shareholders	—	(51,685)

Capital share transactions:
Proceeds from shares sold:
Initial Class	69,233	121,731
Service Class	106,086	264,076

	175,319	385,807

Dividends and distributions reinvested:
Initial Class	—	19,488
Service Class	—	32,197

	—	51,685

Cost of shares redeemed:
Initial Class	(95,904)	(174,109)
Service Class	(85,353)	(142,143)

	(181,257)	(316,252)

Net increase (decrease) in net assets resulting from capital shares transactions	(5,938)	121,240

Net increase in net assets	57,298	198,628

Net assets:
Beginning of period/year	1,576,495	1,377,867

End of period/year	$1,633,793	$1,576,495

Undistributed net investment income	$54,435	$43,104

Share activity:
Shares issued:
Initial Class	6,551	12,304
Service Class	10,136	26,738

	16,687	39,042

Shares issued-reinvested from distributions:
Initial Class	—	2,032
Service Class	—	3,382

	—	5,414

Shares redeemed:
Initial Class	(9,116)	(17,416)
Service Class	(8,189)	(14,308)

	(17,305)	(31,724)

Net increase (decrease) in shares outstanding:
Initial Class	(2,565)	(3,080)
Service Class	1,947	15,812

	(618)	12,732

The notes to the financial statements are an integral part of this report. Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Asset Allocation — Conservative VP
FINANCIAL HIGHLIGHTS

	Period ended		Initial Class
	June 30, 2011		Year Ended December 31,
For a share outstanding throughout each period	(unaudited)		2010	2009	2008	2007	2006
Net asset value
Beginning of period/year	$10.29		$9.80	$8.29	$11.49	$11.54	$11.43
Investment operations
Net investment income(A),(B)	0.08		0.30	0.37	0.46	0.42	0.41
Net realized and unrealized gain (loss)	0.35		0.55	1.69	(2.75)	0.29	0.62

Total operations	0.43		0.85	2.06	(2.29)	0.71	1.03

Distributions
From net investment income	—		(0.33)	(0.40)	(0.31)	(0.34)	(0.38)
From net realized gains	—		(0.03)	(0.15)	(0.60)	(0.42)	(0.54)

Total distributions	—		(0.36)	(0.55)	(0.91)	(0.76)	(0.92)

Net asset value
End of period/year	$10.72		$10.29	$9.80	$8.29	$11.49	$11.54

Total return(C)	4.18	%(D)	8.93%	25.22%	(21.18)%	6.38%	9.45%

Net assets end of period/year (000’s)	$546,605		$551,227	$554,813	$497,129	$554,977	$527,618
Ratio and supplemental data
Expenses to average net assets(E)	0.13	%(F)	0.13%	0.13%	0.14%	0.13%	0.13%
Net investment income, to average net assets(B)	1.59	%(F)	3.01%	4.07%	4.47%	3.60%	3.54%
Portfolio turnover rate(G)	13	% (D)	41%	25%	25%	43%	18%

	Period ended		Service Class
	June 30, 2011		Year Ended December 31,
For a share outstanding throughout each period	(unaudited)		2010	2009	2008	2007	2006
Net asset value
Beginning of period/year	$10.21		$9.73	$8.24	$11.44	$11.50	$11.41
Investment operations
Net investment income(A),(B)	0.07		0.28	0.37	0.48	0.40	0.40
Net realized and unrealized gain (loss)	0.34		0.54	1.65	(2.79)	0.28	0.60

Total operations	0.41		0.82	2.02	(2.31)	0.68	1.00

Distributions
From net investment income	—		(0.31)	(0.38)	(0.29)	(0.32)	(0.37)
From net realized gains	—		(0.03)	(0.15)	(0.60)	(0.42)	(0.54)

Total distributions	—		(0.34)	(0.53)	(0.89)	(0.74)	(0.91)

Net asset value
End of period/year	$10.62		$10.21	$9.73	$8.24	$11.44	$11.50

Total return(C)	4.02	%(D)	8.71%	24.90%	(21.40)%	6.15%	9.14%

Net assets end of period/year (000’s)	$1,087,188		$1,025,268	$823,054	$465,802	$392,969	$290,272
Ratio and supplemental data
Expenses to average net assets(E)	0.38	%(F)	0.38%	0.38%	0.39%	0.38%	0.38%
Net investment income, to average net assets(B)	1.35	%(F)	2.86%	4.10%	4.69%	3.48%	3.44%
Portfolio turnover rate(G)	13	% (D)	41%	25%	25%	43%	18%

(A)	Calculated based on average number of shares outstanding.

(B)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying affiliated investment companies in which the fund invests.

(C)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(D)	Not annualized.

(E)	Does not include expenses of the investment companies in which the fund invests.

(F)	Annualized.

(G)	Does not include the portfolio activity of the underlying affiliated funds.

Note:	Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Asset Allocation — Conservative VP
NOTES TO FINANCIAL STATEMENTS
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Asset Allocation — Conservative VP (the “Fund”) is part of TST.
The Fund currently offers two classes of shares; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund, including investment objectives and strategies.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Interest income is accrued as earned. Dividend income and capital gain distributions from affiliated investment companies, if any, are recorded on the ex-dividend date.
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities not necessarily an indication of the risk associated with investing in these securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Asset Allocation — Conservative VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 2. (continued)
Fair value measurements: Investment company securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy.
The hierarchy classification of inputs used to value the Fund’s investments, at June 30, 2011, is disclosed at the end of the Fund’s Schedule of Investments. Transfers between Levels are considered to have occurred at the end of the reporting period.
There were no transfers into or out of any Levels as described above during the period ended June 30, 2011.
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.
Transamerica Asset Management, Inc. (“TAM”), the Fund’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TFS, and TCI. None of the non-independent trustees receive compensation for services as trustees of the Fund or the entities that invest in the Fund.
Investment advisory fees: The Fund pays management fees to TAM based on average daily net assets (“ANA”) at the following rates:
0.10% of ANA
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees and certain extraordinary expenses, exceed the following stated annual limit:
0.25% Expense Limit
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived fees.
During the period ended June 30, 2011, there were no amounts reimbursed/waived or recaptured by the adviser. There are no amounts available for recapture by the adviser as of June 30, 2011.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Asset Allocation — Conservative VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2012. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.0125% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2011 were as follows:

Purchases of securities:
Long-term	$217,625
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	212,526
U.S. Government	—
NOTE 5. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax provisions taken for all open tax years (2008 — 2010), or expected to be taken in the Fund’s 2011 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, capital loss carryforwards, and post-October loss deferrals.
NOTE 6. SUBSEQUENT EVENT
Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Asset Allocation — Conservative VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 8-9, 2011, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Asset Allocation — Conservative VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and Morningstar Associates, LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2012. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the investment approach for the Portfolio. The Trustees considered the services provided by TAM for the portion of the management fee it retains after payment of the Sub-Adviser’s fee, including oversight of the performance of administrative, recordkeeping, shareholder relations, regulatory reporting and other functions of the Portfolio as well as “manager of managers” services TAM provides in the form of selection and oversight of the Sub-Adviser. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2010. The Board noted that the performance of the Initial Class of the Portfolio was below the median for its peer universe for the past 1-year period and in line with the median for the past 3- and 5-year periods. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Portfolio. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information about TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio, including the amount of the management fee retained by TAM following payment of the sub-advisory fee. The Trustees noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the median for its peer group and in line with the median for its peer universe. The Trustees noted the profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees considered the management fee schedule and the existence of breakpoints, if any. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice. The Trustees also noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Asset Allocation — Conservative VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)
(unaudited)
Other considerations. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Asset Allocation — Growth VP
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at January 1, 2011 and held for the entire period until June 30, 2011.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (B)
	Beginning	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized
Fund Name	Account Value	Value	During Period (A)	Value	During Period (A)	Expense Ratio (C)

Transamerica Asset Allocation — Growth VP
Initial Class	$1,000.00	$1,058.60	$0.71	$1,024.10	$0.70	0.14%
Service Class	1,000.00	1,057.90	1.99	1,022.86	1.96	0.39

(A)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(B)	5% return per year before expenses.

(C)	Expense ratios do not include expenses of the investment companies in which the fund invests.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2011
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

	% of Net
Asset Type	Assets

U.S. Stocks	58.3%
Global/International Stocks	21.7
Capital Markets	10.6
Tactical and Specialty	9.3
Capital Preservation	0.1
Other Assets and Liabilities — Net	(0.0	) (A)

Total	100.0%

(A)	Amount rounds to less than (0.1)%.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Asset Allocation — Growth VP
SCHEDULE OF INVESTMENTS
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES — 100.0%
Capital Markets — 10.6%
Transamerica WMC Quality Value €	10,703,398	$119,129
Capital Preservation — 0.1%
Transamerica AEGON Money Market VP Ж	586,388	586
Global/International Stocks — 21.7%
Transamerica Hansberger International Value €	1,815,567	14,797
Transamerica MFS International Equity €	2,742,230	25,859
Transamerica Neuberger Berman International €	4,369,938	43,306
Transamerica Oppenheimer Developing Markets €	4,190,626	57,747
Transamerica Schroders International Small Cap €	4,014,612	42,756
Transamerica Thornburg International Value €	3,706,323	44,476
Transamerica WMC Emerging Markets €	1,033,843	13,905
Tactical and Specialty — 9.3%
Transamerica BlackRock Global Allocation €	2,486,513	28,620
Transamerica Clarion Global Real Estate Securities VP Ж	3,782,607	45,732
Transamerica First Quadrant Global Macro € ‡	1,732,107	10,306
Transamerica Goldman Sachs Commodity Strategy €	1,192,002	13,529
Transamerica JPMorgan Long/Short Strategy € ‡	742,606	5,993
U.S. Stocks — 58.3%
Transamerica BlackRock Large Cap Value VP Ж	7,738,733	117,010
Transamerica Jennison Growth €	418,286	5,638
Transamerica Jennison Growth VP Ж	22,477,459	192,857
Transamerica JPMorgan Mid Cap Value VP Ж	2,274,363	32,796
Transamerica Morgan Stanley Growth Opportunities VP Ж	1,293,167	20,510
Transamerica Morgan Stanley Mid-Cap Growth €	1,717,364	25,228
Transamerica Morgan Stanley Small Company Growth €	1,418,509	18,043
Transamerica Oppenheimer Small- & Mid-Cap Value €	2,525,730	27,379
Transamerica Third Avenue Value €	1,387,538	32,510
Transamerica UBS Large Cap Value €	5,725,477	58,457
Transamerica WMC Diversified Equity VP Ж	767,570	15,728
Transamerica WMC Diversified Growth VP Ж	4,550,804	107,535

Total Investment Companies (cost $1,039,872) #		1,120,432
Other Assets and Liabilities — Net		(237)

Net Assets		$1,120,195

NOTES TO SCHEDULE OF INVESTMENTS:

€	The portfolio invests its assets in the Class I2 shares of the affiliated fund of Transamerica Funds.

Ж	The portfolio invests its assets in the Initial Class shares of the affiliated fund of Transamerica Series Trust.

‡	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $1,039,872. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $107,803 and $27,243 respectively. Net unrealized appreciation for tax purposes is $80,560.
VALUATION SUMMARY: Э

Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
	Prices	Inputs	Inputs	06/30/2011
Investment Companies	$1,120,432	$—	$—	$1,120,432

Э	See the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Asset Allocation — Growth VP
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2011
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investments in affiliated investment companies at value (cost: $1,039,872)	$1,120,432
Receivables:
Shares sold	3,331
Prepaid expenses	9

1,123,772

Liabilities:
Accounts payable and accrued liabilities:
Affiliated investment securities purchased	3,151
Shares redeemed	179
Management and advisory fees	90
Distribution and service fees	54
Transfer agent fees	1
Administration fees	11
Trustees fees	3
Audit and tax fees	3
Printing and shareholder reports fees	64
Other	21

3,577

Net assets	$1,120,195

Net assets consist of:
Capital stock ($.01 par value)	$1,218
Additional paid-in capital	1,293,898
Undistributed (accumulated) net investment income (loss)	11,464
Undistributed (accumulated) net realized gain (loss) from investments in affiliated investment companies	(266,945)
Net unrealized appreciation (depreciation) on investments in affiliated investment companies	80,560

Net assets	$1,120,195

Net assets by class:
Initial Class	$854,128
Service Class	266,067
Shares outstanding:
Initial Class	92,691
Service Class	29,122
Net asset value and offering price per share:
Initial Class	$9.21
Service Class	9.14
STATEMENT OF OPERATIONS
For the period ended June 30, 2011
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income from affiliated investment companies	$800

Expenses:
Management and advisory	556
Distribution and service:
Service Class	322
Printing and shareholder reports	41
Custody	18
Administration	69
Legal	27
Audit and tax	5
Trustees	16
Transfer agent	4
Other	17

Total expenses	1,075

Net investment loss	(275)

Net realized gain (loss) from:
Investments in affiliated investment companies	(22,147)

Net increase in unrealized appreciation (depreciation) on:
Investments in affiliated investment companies	84,702

Net realized and unrealized gain on investments in affiliated investment companies	62,555

Net increase in net assets resulting from operations	$62,280

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Asset Allocation — Growth VP
STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(all amounts in thousands)

	June 30, 2011	December 31,
	(unaudited)	2010
From operations:
Net investment income (loss)	$(275)	$11,739
Net realized gain (loss) from investments in affiliated investment companies	(22,147)	(71,168)
Change in net unrealized appreciation (depreciation) on investments in affiliated investment companies	84,702	197,204

Net increase in net assets resulting from operations	62,280	137,775

Distributions to shareholders:
From net investment income:
Initial Class	—	(8,360)
Service Class	—	(1,808)

Total distributions to shareholders	—	(10,168)

Capital share transactions:
Proceeds from shares sold:
Initial Class	26,441	59,138
Service Class	42,968	56,249

	69,409	115,387

Dividends and distributions reinvested:
Initial Class	—	8,360
Service Class	—	1,808

	—	10,168

Cost of shares redeemed:
Initial Class	(66,028)	(132,756)
Service Class	(29,494)	(60,498)

	(95,522)	(193,254)

Net decrease in net assets resulting from capital shares transactions	(26,113)	(67,699)

Net increase in net assets	36,167	59,908

Net assets:
Beginning of period/year	1,084,028	1,024,120

End of period/year	$1,120,195	$1,084,028

Undistributed net investment income	$11,464	$11,739

Share activity:
Shares issued:
Initial Class	2,924	7,452
Service Class	4,770	7,095

	7,694	14,547

Shares issued-reinvested from distributions:
Initial Class	—	1,169
Service Class	—	255

	—	1,424

Shares redeemed:
Initial Class	(7,300)	(17,154)
Service Class	(3,320)	(7,965)

	(10,620)	(25,119)

Net increase (decrease) in shares outstanding:
Initial Class	(4,376)	(8,533)
Service Class	1,450	(615)

	(2,926)	(9,148)

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Asset Allocation — Growth VP
FINANCIAL HIGHLIGHTS

	Period ended		Initial Class
	June 30, 2011		Year Ended December 31,
For a share outstanding throughout each period	(unaudited)		2010	2009	2008	2007	2006
Net asset value
Beginning of period/year	$8.70		$7.66	$6.57	$13.77	$13.63	$12.84
Investment operations
Net investment income(A),(B)	—	(C)	0.10	0.09	0.20	0.28	0.37
Net realized and unrealized gain (loss)	0.51		1.03	1.80	(5.02)	0.75	1.52

Total operations	0.51		1.13	1.89	(4.82)	1.03	1.89

Distributions
From net investment income	—		(0.09)	(0.20)	(0.30)	(0.33)	(0.13)
From net realized gains	—		—	(0.60)	(2.08)	(0.56)	(0.97)

Total distributions	—		(0.09)	(0.80)	(2.38)	(0.89)	(1.10)

Net asset value
End of period/year	$9.21		$8.70	$7.66	$6.57	$13.77	$13.63

Total return(D)	5 .86	%(E)	14.95%	29.82%	(39.63)%	7.76%	15.62%

Net assets end of period/year (000’s)	$854,128		$844,916	$808,954	$658,400	$1,260,779	$1,198,596
Ratio and supplemental data
Expenses to average net assets(F)	0 .14	%(G)	0.14%	0.14%	0.14%	0.13%	0.14%
Net investment income, to average net assets(B)	0 .01	%(G)	1.23%	1.21%	1.94%	2.00%	2.75%
Portfolio turnover rate(H)	6	% (E)	16%	18%	19%	26%	4%

	Period ended		Service Class
	June 30, 2011		Year Ended December 31,
For a share outstanding throughout each period	(unaudited)		2010	2009	2008	2007	2006
Net asset value
Beginning of period/year	$8.64		$7.61	$6.52	$13.67	$13.54	$12.78
Investment operations
Net investment income (loss)(A),(B)	(0.01)		0.08	0.06	0.17	0.26	0.34
Net realized and unrealized gain (loss)	0.51		1.02	1.79	(4.97)	0.73	1.50

Total operations	0.50		1.10	1.85	(4.80)	0.99	1.84

Distributions
From net investment income	—		(0.07)	(0.17)	(0.27)	(0.30)	(0.11)
From net realized gains	—		—	(0.59)	(2.08)	(0.56)	(0.97)

Total distributions	—		(0.07)	(0.76)	(2.35)	(0.86)	(1.08)

Net asset value
End of period/year	$9.14		$8.64	$7.61	$6.52	$13.67	$13.54

Total return(D)	5 .79	%(E)	14.65%	29.54%	(39.75)%	7.54%	15.28%

Net assets end of period/year (000’s)	$266,067		$239,112	$215,166	$171,239	$411,079	$338,769
Ratio and supplemental data
Expenses to average net assets(F)	0 .39	%(G)	0.39%	0.39%	0.39%	0.38%	0.39%
Net investment income (loss), to average net assets(B)	(0 .24	)%(G)	0.99%	0.98%	1.51%	1.86%	2.54%
Portfolio turnover rate(H)	6	% (E)	16%	18%	19%	26%	4%

(A)	Calculated based on average number of shares outstanding.

(B)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying affiliated investment companies in which the fund invests.

(C)	Rounds to less than $(0.01) or $0.01 per share.

(D)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(E)	Not annualized.

(F)	Does not include expenses of the investment companies in which the fund invests.

(G)	Annualized.

(H)	Does not include the portfolio activity of the underlying affiliated funds.
Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Asset Allocation — Growth VP
NOTES TO FINANCIAL STATEMENTS
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Asset Allocation — Growth VP (the “Fund”) is part of TST.
The Fund currently offers two classes of shares; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund, including investment objectives and strategies.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Interest income is accrued as earned. Dividend income and capital gain distributions from affiliated investment companies, if any, are recorded on the ex-dividend date.
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities not necessarily an indication of the risk associated with investing in these securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Investment company securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Asset Allocation — Growth VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 2. (continued)
The hierarchy classification of inputs used to value the Fund’s investments, at June 30, 2011, is disclosed at the end of the Fund’s Schedule of Investments. Transfers between Levels are considered to have occurred at the end of the reporting period.
There were no transfers into or out of any Levels as described above during the period ended June 30, 2011.
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.
Transamerica Asset Management, Inc (“TAM”), the Fund’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TFS, and TCI. None of the non-independent trustees receive compensation for services as trustees of the Fund or the entities that invest in the Fund.
Investment advisory fees: The Fund pays management fees to TAM based on average daily net assets (“ANA”) at the following rate:
0.10% of ANA
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees and certain extraordinary expenses, exceed the following stated annual limit:
0.25% Expense Limit
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived fees.
During the period ended June 30, 2011, there were no amounts reimbursed/waived or recaptured by the adviser. There are no amounts available for recapture by the adviser as of June 30, 2011.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Asset Allocation — Growth VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2012. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.0125% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2011 were as follows:

Purchases of securities:
Long-term	$65,127
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	91,468
U.S. Government	—
NOTE 5. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax provisions taken for all open tax years (2008 — 2010), or expected to be taken in the Fund’s 2011 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, capital loss carryforwards, and post-October loss deferrals.
NOTE 6. SUBSEQUENT EVENT
Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Asset Allocation — Growth VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 8-9, 2011, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Asset Allocation — Growth VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and Morningstar Associates, LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2012. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the investment approach for the Portfolio. The Trustees considered the services provided by TAM for the portion of the management fee it retains after payment of the Sub-Adviser’s fee, including oversight of the performance of administrative, recordkeeping, shareholder relations, regulatory reporting and other functions of the Portfolio as well as “manager of managers” services TAM provides in the form of selection and oversight of the Sub-Adviser. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub- Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2010. The Board noted that the performance of the Initial Class of the Portfolio was in line with the median for its peer universe for the past 1- and 5-year periods and below the median for the past 3-year period. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Portfolio. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information about TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio, including the amount of the management fee retained by TAM following payment of the sub-advisory fee. The Trustees noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were in line with the medians for its peer group and peer universe. The Trustees noted the profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees considered the management fee schedule and the existence of breakpoints, if any. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice. The Trustees also noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Asset Allocation — Growth VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)
(unaudited)
Other considerations. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Asset Allocation — Moderate VP
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at January 1, 2011 and held for the entire period until June 30, 2011.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (B)
	Beginning	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized
Fund Name	Account Value	Value	During Period (A)	Value	During Period (A)	Expense Ratio (C)

Transamerica Asset Allocation — Moderate VP
Initial Class	$1,000.00	$1,046.90	$0.66	$1,024.15	$0.65	0.13%
Service Class	1,000.00	1,045.30	1.93	1,022.91	1.91	0.38

(A)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(B)	5% return per year before expenses.

(C)	Expense ratios do not include expenses of the investment companies in which the fund invests.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2011
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

	% of Net
Asset Type	Assets

Bonds	40.4%
U.S. Stocks	27.3
Global/International Stocks	13.1
Inflation-Protected Securities	7.9
Tactical and Specialty	5.8
Capital Markets	5.5
Capital Preservation	0.0	(A)
Other Assets and Liabilities — net	(0.0	)(A)

Total	100.0%

(A)	Amount rounds to less than 0.1% or (0.1)%.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Asset Allocation — Moderate VP
SCHEDULE OF INVESTMENTS
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
INVESTMENT COMPANIES — 100.0%
Bonds — 40.4%
Transamerica AEGON Flexible Income €	2,635,873	$23,934
Transamerica AEGON High Yield Bond €	3,836,270	35,754
Transamerica AEGON Short-Term Bond €	23,617,403	242,787
Transamerica JPMorgan Core Bond €	45,583,902	473,160
Transamerica JPMorgan International Bond €	3,493,854	39,061
Transamerica Morgan Stanley Emerging Markets Debt €	6,442,356	68,676
Transamerica PIMCO Total Return VP Ж	48,053,309	571,353
Capital Markets — 5.5%
Transamerica WMC Quality Value €	17,613,644	196,040
Capital Preservation — 0.0% ∞
Transamerica AEGON Money Market VP Ж	17	w
Global/International Stocks — 13.1%
Transamerica Hansberger International Value €	3,927,976	32,013
Transamerica MFS International Equity €	10,733,309	101,215
Transamerica Neuberger Berman International €	6,611,244	65,517
Transamerica Oppenheimer Developing Markets €	4,639,443	63,932
Transamerica Schroders International Small Cap €	4,785,523	50,966
Transamerica Thornburg International Value €	9,813,788	117,765
Transamerica WMC Emerging Markets €	2,879,232	38,726
Inflation-Protected Securities — 7.9%
Transamerica PIMCO Real Return TIPS €	25,918,459	284,844
Tactical and Specialty — 5.8%
Transamerica BlackRock Global Allocation €	5,109,101	58,806
Transamerica Clarion Global Real Estate Securities VP Ж	4,557,878	55,105
Transamerica Loomis Sayles Bond €	8,424,508	93,175
U.S. Stocks — 27.3%
Transamerica BlackRock Large Cap Value VP Ж	12,669,820	191,568
Transamerica Jennison Growth €	11,604	156
Transamerica Jennison Growth VP Ж	33,617,120	288,435
Transamerica JPMorgan Mid Cap Value VP Ж	2,052,891	29,603
Transamerica Morgan Stanley Growth Opportunities VP Ж	1,605,304	25,460
Transamerica Morgan Stanley Mid-Cap Growth €	2,203,148	32,364
Transamerica Morgan Stanley Small Company Growth €	2,762,968	35,145
Transamerica Oppenheimer Small- & Mid-Cap Value €	3,918,517	42,477
Transamerica Third Avenue Value €	1,659,720	38,887
Transamerica UBS Large Cap Value €	8,787,147	89,717
Transamerica WMC Diversified Equity VP Ж	1,719,772	35,238
Transamerica WMC Diversified Growth VP Ж	7,272,817	171,857

Total Investment Companies (cost $3,275,862) #		3,593,736
Other Assets and Liabilities — Net		(529)

Net Assets		$3,593,207

NOTES TO SCHEDULE OF INVESTMENTS:

€	The portfolio invests its assets in the Class I2 shares of the affiliated fund of Transamerica Funds.

Ж	The portfolio invests its assets in the Initial Class shares of the affiliated fund of Transamerica Series Trust.

∞	Amount rounds to less than 0.1%.

w	Value rounds to less than $1.

#	Aggregate cost for federal income tax purposes is $3,275,862. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $322,665 and $4,791, respectively. Net unrealized appreciation for tax purposes is $317,874.
VALUATION SUMMARY: Э

Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
	Prices	Inputs	Inputs	06/30/2011

Investment Companies	$3,593,736	$—	$—	$3,593,736

Э	See the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Asset Allocation — Moderate VP
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2011
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investments in affiliated investment companies at value (cost: $3,275,862)	$3,593,736
Receivables:
Affiliated investment securities sold	1,642
Shares sold	1,607
Dividends	456
Prepaid expenses	30

3,597,471

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	3,249
Management and advisory fees	290
Distribution and service fees	509
Transfer agent fees	2
Administration fees	36
Trustees fees	9
Audit and tax fees	2
Printing and shareholder reports fees	107
Other	60

4,264

Net assets	$3,593,207

Net assets consist of:
Capital stock ($.01 par value)	$3,305
Additional paid-in capital	3,475,659
Undistributed (accumulated) net investment income (loss)	95,518
Undistributed (accumulated) net realized gain (loss) from investments in affiliated investment companies	(299,149)
Net unrealized appreciation (depreciation) on investments in affiliated investment companies	317,874

Net assets	$3,593,207

Net assets by class:
Initial Class	$1,053,296
Service Class	2,539,911
Shares outstanding:
Initial Class	96,239
Service Class	234,287
Net asset value and offering price per share:
Initial Class	$10.94
Service Class	10.84
STATEMENT OF OPERATIONS
For the period ended June 30, 2011
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income from affiliated investment companies	$22,743

Expenses:
Management and advisory	1,692
Distribution and service:
Service Class	2,897
Printing and shareholder reports	83
Custody	46
Administration	212
Legal	81
Audit and tax	6
Trustees	48
Transfer agent	11
Other	52

Total expenses	5,128

Net investment income	17,615

Net realized gain (loss) from:
Investments in affiliated investment companies	(11,583)

Net increase in unrealized appreciation (depreciation) on:
Investments in affiliated investment companies	145,818

Net realized and unrealized gain on investments in affiliated investment companies	134,235

Net increase In net assets resulting from operations	$151,850

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Asset Allocation — Moderate VP
STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(all amounts in thousands)

	June 30, 2011	December 31,
	(unaudited)	2010
From operations:
Net investment income	$17,615	$77,903
Net realized gain (loss) from investments in affiliated investment companies	(11,583)	(92,451)
Change in net unrealized appreciation (depreciation) on investments in affiliated investment companies	145,818	312,987

Net increase in net assets resulting from operations	151,850	298,439

Distributions to shareholders:
From net investment income:
Initial Class	—	(31,586)
Service Class	—	(56,392)

Total distributions to shareholders	—	(87,978)

Capital share transactions:
Proceeds from shares sold:
Initial Class	43,893	117,995
Service Class	327,377	321,051

	371,270	439,046

Dividends and distributions reinvested:
Initial Class	—	31,586
Service Class	—	56,392

	—	87,978

Cost of shares redeemed:
Initial Class	(122,839)	(240,197)
Service Class	(68,236)	(180,182)

	(191,075)	(420,379)

Net increase in net assets resulting from capital shares transactions	180,195	106,645

Net increase in net assets	332,045	317,106

Net assets:
Beginning of period/year	3,261,162	2,944,056

End of period/year	$3,593,207	$3,261,162

Undistributed net investment income	$95,518	$77,903

Share activity:
Shares issued:
Initial Class	4,079	11,813
Service Class	30,618	32,429

	34,697	44,242

Shares issued-reinvested from distributions:
Initial Class	—	3,332
Service Class	—	5,993

	—	9,325

Shares redeemed:
Initial Class	(11,450)	(24,307)
Service Class	(6,419)	(18,357)

	(17,869)	(42,664)

Net increase (decrease) in shares outstanding:
Initial Class	(7,371)	(9,162)
Service Class	24,199	20,065

	16,828	10,903

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Asset Allocation — Moderate VP
FINANCIAL HIGHLIGHTS

	Period ended		Initial Class
	June 30, 2011		Year Ended December 31,
For a share outstanding throughout each period	(unaudited)		2010	2009	2008	2007	2006
Net asset value
Beginning of period/year	$10.45		$9.77	$8.36	$12.90	$12.66	$12.24
Investment operations
Net investment income(A),(B)	0.06		0.27	0.32	0.50	0.40	0.44
Net realized and unrealized gain (loss)	0.43		0.71	1.83	(3.59)	0.57	0.89

Total operations	0.49		0.98	2.15	(3.09)	0.97	1.33

Distributions
From net investment income	—		(0.30)	(0.39)	(0.37)	(0.39)	(0.33)
From net realized gains	—		—	(0.35)	(1.08)	(0.34)	(0.58)

Total distributions	—		(0.30)	(0.74)	(1.45)	(0.73)	(0.91)

Net asset value
End of period/year	$10.94		$10.45	$9.77	$8.36	$12.90	$12.66

Total return(C)	4.69	%(D)	10.37%	26.40%	(25.96)%	7.95%	11.48%

Net assets end of period/year (000’s)	$1,053,296		$1,083,121	$1,101,652	$957,157	$1,550,984	$1,591,304
Ratio and supplemental data
Expenses to average net assets(E)	0.13	%(F)	0.13%	0.13%	0.13%	0.13%	0.13%
Net investment income, to average net assets(B)	1.19	%(F)	2.68%	3.63%	4.50%	3.10%	3.53%
Portfolio turnover rate(G)	7	%(D)	32%	18%	23%	20%	3%

	Period ended		Service Class
	June 30, 2011		Year Ended December 31,
For a share outstanding throughout each period	(unaudited)		2010	2009	2008	2007	2006
Net asset value
Beginning of period/year	$10.37		$9.70	$8.30	$12.83	$12.60	$12.20
Investment operations
Net investment income(A),(B)	0.05		0.25	0.32	0.37	0.39	0.43
Net realized and unrealized gain (loss)	0.42		0.70	1.80	(3.47)	0.55	0.87

Total operations	0.47		0.95	2.12	(3.10)	0.94	1.30

Distributions
From net investment income	—		(0.28)	(0.37)	(0.35)	(0.37)	(0.32)
From net realized gains	—		—	(0.35)	(1.08)	(0.34)	(0.58)

Total distributions	—		(0.28)	(0.72)	(1.43)	(0.71)	(0.90)

Net asset value
End of period/year	$10.84		$10.37	$9.70	$8.30	$12.83	$12.60

Total return(C)	4.53	%(D)	10.14%	26.20%	(26.19)%	7.73%	11.21%

Net assets end of period/year (000’s)	$2,539,911		$2,178,041	$1,842,404	$1,190,212	$1,452,693	$1,043,139
Ratio and supplemental data
Expenses to average net assets(E)	0.38	%(F)	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income, to average net assets(B)	0.96	%(F)	2.50%	3.54%	3.36%	3.03%	3.44%
Portfolio turnover rate(G)	7	%(D)	32%	18%	23%	20%	3%

(A)	Calculated based on average number of shares outstanding.

(B)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying affiliated investment companies in which the fund invests.

(C)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(D)	Not annualized.

(E)	Does not include expenses of the investment companies in which the fund invests.

(F)	Annualized.

(G)	Does not include the portfolio activity of the underlying affiliated funds.
Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Asset Allocation — Moderate VP
NOTES TO FINANCIAL STATEMENTS
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Asset Allocation — Moderate VP (the “Fund”) is part of TST.
The Fund currently offers two classes of shares; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund, including investment objectives and strategies.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Interest income is accrued as earned. Dividend income and capital gain distributions from affiliated investment companies, if any, are recorded on the ex-dividend date.
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities not necessarily an indication of the risk associated with investing in these securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Investment company securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Asset Allocation — Moderate VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 2. (continued)
The hierarchy classification of inputs used to value the Fund’s investments, at June 30, 2011, is disclosed at the end of the Fund’s Schedule of Investments. Transfers between Levels are considered to have occurred at the end of the reporting period.
There were no transfers into or out of any Levels as described above during the period ended June 30, 2011.
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.
Transamerica Asset Management, Inc (“TAM”), the Fund’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TFS, and TCI. Certain officers and trustees of the Fund are also officers of TAM, TFS, and TCI. None of the non-independent trustees receive compensation for services as trustees of the Fund or the entities that invest in the Fund.
Investment advisory fees: The Fund pays management fees to TAM based on average daily net assets (“ANA”) at the following rate:
0.10% of ANA
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees and certain extraordinary expenses, exceed the following stated annual limit:
0.25% Expense Limit
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived fees.
During the period ended June 30, 2011, there were no amounts reimbursed/waived or recaptured by the adviser. There are no amounts available for recapture by the adviser as of June 30, 2011.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Asset Allocation — Moderate VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2012. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.0125% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2011 were as follows:

Purchases of securities:
Long-term	$440,660
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	243,117
U.S. Government	—
NOTE 5. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax provisions taken for all open tax years (2008 — 2010), or expected to be taken in the Fund’s 2011 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, capital loss carryforwards, and post-October loss deferrals.
NOTE 6. SUBSEQUENT EVENT
Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Asset Allocation — Moderate VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 8-9, 2011, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Asset Allocation — Moderate VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and Morningstar Associates, LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2012. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the investment approach for the Portfolio. The Trustees considered the services provided by TAM for the portion of the management fee it retains after payment of the Sub-Adviser’s fee, including oversight of the performance of administrative, recordkeeping, shareholder relations, regulatory reporting and other functions of the Portfolio as well as “manager of managers” services TAM provides in the form of selection and oversight of the Sub-Adviser. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2010. The Board noted that the performance of the Initial Class of the Portfolio was below the median for its peer universe for the past 1-year period, in line with the median for the past 3-year period and above the median for the past 5-year period. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Portfolio. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information about TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio, including the amount of the management fee retained by TAM following payment of the sub-advisory fee. The Trustees noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were in line with the medians for its peer group and peer universe. The Trustees noted the profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees considered the management fee schedule and the existence of breakpoints, if any. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice. The Trustees also noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Asset Allocation — Moderate VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)
(unaudited)
Other considerations. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Asset Allocation — Moderate Growth VP
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at January 1, 2011 and held for the entire period until June 30, 2011.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (B)
	Beginning	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized
Fund Name	Account Value	Value	During Period (A)	Value	During Period (A)	Expense Ratio (C)
Transamerica Asset Allocation — Moderate Growth VP
Initial Class	$1,000.00	$1,052.90	$0.66	$1,024.15	$0.65	0.13%
Service Class	1,000.00	1,051.60	1.93	1,022.91	1.91	0.38

(A)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(B)	5% return per year before expenses.

(C)	Expense ratios do not include expenses of the investment companies in which the fund invests.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2011
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

	% of Net
Asset Type	Assets
U.S. Stocks	40 .7%
Bonds	25.2
Global/International Stocks	16.8
Tactical and Specialty	7.0
Capital Markets	6.8
Inflation-Protected Securities	3.5
Capital Preservation	0.0	(A)
Other Assets and Liabilities — Net	(0.0	) (A)

Total	100.0%

(A)	Amount rounds to less than 0.1% or (0.1)%.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Asset Allocation — Moderate Growth VP
SCHEDULE OF INVESTMENTS
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
INVESTMENT COMPANIES — 100.0%
Bonds — 25.2%
Transamerica AEGON Flexible Income €	1,860,442	$16,893
Transamerica AEGON High Yield Bond €	3,212,366	29,939
Transamerica AEGON Short-Term Bond €	19,032,167	195,651
Transamerica JPMorgan Core Bond €	49,557,205	514,404
Transamerica JPMorgan International Bond €	8,213,278	91,824
Transamerica Morgan Stanley Emerging Markets Debt €	6,495,970	69,247
Transamerica PIMCO Total Return VP Ж	35,187,118	418,375
Capital Markets — 6.8%
Transamerica WMC Quality Value €	32,194,900	358,329
Capital Preservation — 0.0% ∞
Transamerica AEGON Money Market VP Ж	20	w
Global/International Stocks — 16.8%
Transamerica Hansberger International Value €	6,394,731	52,117
Transamerica MFS International Equity €	10,988,145	103,618
Transamerica Neuberger Berman International €	12,544,212	124,313
Transamerica Oppenheimer Developing Markets €	12,622,366	173,936
Transamerica Schroders International Small Cap €	12,217,581	130,117
Transamerica Thornburg International Value €	19,457,308	233,489
Transamerica WMC Emerging Markets €	5,581,958	75,077
Inflation-Protected Securities — 3.5%
Transamerica PIMCO Real Return TIPS €	16,832,940	184,994
Tactical and Specialty — 7.0%
Transamerica BlackRock Global Allocation €	12,782,409	147,126
Transamerica Clarion Global Real Estate Securities VP Ж	14,143,793	170,998
Transamerica Loomis Sayles Bond €	4,678,638	51,746
U.S. Stocks — 40.7%
Transamerica BlackRock Large Cap Value VP Ж	25,432,532	384,540
Transamerica Jennison Growth €	16,856	227
Transamerica Jennison Growth VP Ж	81,729,328	701,237
Transamerica JPMorgan Mid Cap Value VP Ж	7,718,526	111,301
Transamerica Morgan Stanley Growth Opportunities VP Ж	2,890,263	45,840
Transamerica Morgan Stanley Mid-Cap Growth €	8,218,432	120,729
Transamerica Morgan Stanley Small Company Growth €	4,578,742	58,242
Transamerica Oppenheimer Small- & Mid-Cap Value €	9,612,858	104,203
Transamerica Third Avenue Value €	4,368,466	102,353
Transamerica UBS Large Cap Value €	17,635,125	180,055
Transamerica WMC Diversified Equity VP Ж	2,673,512	54,780
Transamerica WMC Diversified Growth VP Ж	12,740,228	301,052

Total Investment Companies (cost $4,952,426) #		5,306,752
Other Assets and Liabilities — Net		(1,190)

Net Assets		$5,305,562

NOTES TO SCHEDULE OF INVESTMENTS:

€	The portfolio invests its assets in the Class I2 shares of the affiliated fund of Transamerica Funds.

Ж	The portfolio invests its assets in the Initial Class shares of the affiliated fund of Transamerica Series Trust.

∞	Percentage rounds to less than 0.1%.

w	Value rounds to less than $1.

#	Aggregate cost for federal income tax purposes is $4,952,426. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $447,863 and $93,537, respectively. Net unrealized appreciation for tax purposes is $354,326.
VALUATION SUMMARY: Э

Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
	Prices	Inputs	Inputs	06/30/2011
Investment Companies	$5,306,752	$—	$—	$5,306,752

Э	See the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Asset Allocation — Moderate Growth VP
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2011
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investments in affiliated investment companies at value (cost: $4,952,426)	$5,306,752
Receivables:
Affiliated investment securities sold	396
Shares sold	2,147
Dividends	317
Prepaid expenses	46

5,309,658

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	2,533
Management and advisory fees	430
Distribution and service fees	784
Transfer agent fees	3
Administration fees	54
Trustees fees	14
Audit and tax fees	1
Printing and shareholder reports fees	183
Other	94

4,096

Net assets	$5,305,562

Net assets consist of:
Capital stock ($.01 par value)	$4,806
Additional paid-in capital	5,345,621
Undistributed (accumulated) net investment income (loss)	107,273
Undistributed (accumulated) net realized gain (loss) from investments in affiliated investment companies	(506,464)
Net unrealized appreciation (depreciation) on investments in affiliated investment companies	354,326

Net assets	$5,305,562

Net assets by class:
Initial Class	$1,441,956
Service Class	3,863,606
Shares outstanding:
Initial Class	129,497
Service Class	351,064
Net asset value and offering price per share:
Initial Class	$11.14
Service Class	11.01
STATEMENT OF OPERATIONS
For the period ended June 30, 2011
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income from affiliated investment companies	$20,143

Expenses:
Management and advisory	2,625
Distribution and service:
Service Class	4,750
Printing and shareholder reports	136
Custody	69
Administration	328
Legal	128
Audit and tax	7
Trustees	76
Transfer agent	18
Other	81

Total expenses	8,218

Net investment income	11,925

Net realized gain (loss) from:
Investments in affiliated investment companies	(20,054)

Net increase in unrealized appreciation (depreciation) on:
Investments in affiliated investment companies	270,772

Net realized and unrealized gain on investments in affiliated investment companies	250,718

Net increase In net assets resulting from operations	$262,643

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Asset Allocation — Moderate Growth VP
STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(all amounts in thousands)

	June 30, 2011	December 31,
	(unaudited)	2010
From operations:
Net investment income	$11,925	$95,348
Net realized gain (loss) from investments in affiliated investment companies	(20,054)	(170,848)
Change in net unrealized appreciation (depreciation) on investments in affiliated investment companies	270,772	639,882

Net increase in net assets resulting from operations	262,643	564,382

Distributions to shareholders:
From net investment income:
Initial Class	—	(29,728)
Service Class	—	(68,970)

Total distributions to shareholders	—	(98,698)

Capital share transactions:
Proceeds from shares sold:
Initial Class	49,786	99,501
Service Class	125,853	289,373

	175,639	388,874

Dividends and distributions reinvested:
Initial Class	—	29,728
Service Class	—	68,970

	—	98,698

Cost of shares redeemed:
Initial Class	(124,641)	(245,949)
Service Class	(154,383)	(276,508)

	(279,024)	(522,457)

Net decrease in net assets resulting from capital shares transactions	(103,385)	(34,885)

Net increase in net assets	159,258	430,799

Net assets:
Beginning of period/year	5,146,304	4,715,505

End of period/year	$5,305,562	$5,146,304

Undistributed net investment income	$107,273	$95,348

Share activity:
Shares issued:
Initial Class	4,577	10,020
Service Class	11,661	29,452

	16,238	39,472

Shares issued-reinvested from distributions:
Initial Class	—	3,228
Service Class	—	7,562

	—	10,790

Shares redeemed:
Initial Class	(11,400)	(25,283)
Service Class	(14,306)	(28,802)

	(25,706)	(54,085)

Net increase (decrease) in shares outstanding:
Initial Class	(6,823)	(12,035)
Service Class	(2,645)	8,212

	(9,468)	(3,823)

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Asset Allocation — Moderate Growth VP
FINANCIAL HIGHLIGHTS

	Period ended		Initial Class
	June 30, 2011		Year Ended December 31,
For a share outstanding throughout each period	(unaudited)		2010	2009	2008	2007	2006
Net asset value
Beginning of period/year	$10.58		$9.61	$8.16	$14.07	$13.72	$12.80
Investment operations
Net investment income(A),(B)	0.03		0.21	0.23	0.34	0.37	0.43
Net realized and unrealized gain (loss)	0.53		0.98	2.00	(4.58)	0.67	1.27

Total operations	0.56		1.19	2.23	(4.24)	1.04	1.70

Distributions
From net investment income	—		(0.22)	(0.30)	(0.34)	(0.34)	(0.22)
From net realized gains	—		—	(0.48)	(1.33)	(0.35)	(0.56)

Total distributions	—		(0.22)	(0.78)	(1.67)	(0.69)	(0.78)

Net asset value
End of period/year	$11.14		$10.58	$9.61	$8.16	$14.07	$13.72

Total return(C)	5 .29	%(D)	12 .73%	28.16%	(32.76)%	7.81%	13.83%

Net assets end of period/year (000’s)	$1,441,956		$1,442,467	$1,426,280	$1,217,825	$2,229,744	$2,277,269
Ratio and supplemental data
Expenses to average net assets(E)	0 .13	%(F)	0 .13%	0.13%	0.13%	0.13%	0.13%
Net investment income, to average net assets(B)	0 .63	%(F)	2 .13%	2.61%	2.94%	2.63%	3.25%
Portfolio turnover rate(G)	7	%(D)	29%	13%	18%	24%	2%

	Period ended		Service Class
	June 30, 2011		Year Ended December 31,
For a share outstanding throughout each period	(unaudited)		2010	2009	2008	2007	2006
Net asset value
Beginning of period/year	$10.47		$9.52	$8.09	$13.97	$13.64	$12.75
Investment operations
Net investment income(A),(B)	0.02		0.19	0.21	0.34	0.37	0.42
Net realized and unrealized gain (loss)	0.52		0.96	1.98	(4.58)	0.63	1.24

Total operations	0.54		1.15	2.19	(4.24)	1.00	1.66

Distributions
From net investment income	—		(0.20)	(0.28)	(0.32)	(0.32)	(0.21)
From net realized gains	—		—	(0.48)	(1.32)	(0.35)	(0.56)

Total distributions	—		(0.20)	(0.76)	(1.64)	(0.67)	(0.77)

Net asset value
End of period/year	$11.01		$10.47	$9.52	$8.09	$13.97	$13.64

Total return(C)	5 .16	%(D)	12 .40%	27.87%	(32.92)%	7.56%	13.54%

Net assets end of period/year (000’s)	$3,863,606		$3,703,837	$3,289,225	$2,187,892	$2,797,290	$1,823,589
Ratio and supplemental data
Expenses to average net assets(E)	0 .38	%(F)	0 .38%	0.38%	0.38%	0.38%	0.38%
Net investment income, to average net assets(B)	0 .38	%(F)	1 .94%	2.49%	2.99%	2.64%	3.15%
Portfolio turnover rate(G)	7	%(D)	29%	13%	18%	24%	2%

(A)	Calculated based on average number of shares outstanding.

(B)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying affiliated investment companies in which the fund invests.

(C)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(D)	Not annualized.

(E)	Does not include expenses of the investment companies in which the fund invests.

(F)	Annualized.

(G)	Does not include the portfolio activity of the underlying affiliated funds.
Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Asset Allocation — Moderate Growth VP
NOTES TO FINANCIAL STATEMENTS
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Asset Allocation — Moderate Growth VP (the “Fund”) is part of TST.
The Fund currently offers two classes of shares; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund, including investment objectives and strategies.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Interest income is accrued as earned. Dividend income and capital gain distributions from affiliated investment companies, if any, are recorded on the ex-dividend date.
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities not necessarily an indication of the risk associated with investing in these securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Investment company securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Asset Allocation — Moderate Growth VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 2. (continued)
The hierarchy classification of inputs used to value the Fund’s investments, at June 30, 2011, is disclosed at the end of the Fund’s Schedule of Investments. Transfers between Levels are considered to have occurred at the end of the reporting period.
There were no transfers into or out of any Levels as described above during the period ended June 30, 2011.
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.
Transamerica Asset Management, Inc. (“TAM”), the Fund’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TFS, and TCI. None of the non-independent trustees receive compensation for services as trustees of the Fund or the entities that invest in the Fund.
Investment advisory fees: The Fund pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:
0.10% of ANA
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees and certain extraordinary expenses, exceed the following stated annual limit:
0.25% Expense Limit
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived fees.
During the period ended June 30, 2011, there were no amounts reimbursed/waived or recaptured by the adviser. There are no amounts available for recapture by the adviser as of June 30, 2011.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2012. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Asset Allocation — Moderate Growth VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.0125% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2011 were as follows:

Purchases of securities:
Long-term	$397,217
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	488,823
U.S. Government	—
NOTE 5. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax provisions taken for all open tax years (2008 — 2010), or expected to be taken in the Fund’s 2011 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, capital loss carryforwards, and post-October loss deferrals.
NOTE 6. SUBSEQUENT EVENT
Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Asset Allocation — Moderate Growth VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 8-9, 2011, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Asset Allocation — Moderate Growth VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and Morningstar Associates, LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2012. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the investment approach for the Portfolio. The Trustees considered the services provided by TAM for the portion of the management fee it retains after payment of the Sub-Adviser’s fee, including oversight of the performance of administrative, recordkeeping, shareholder relations, regulatory reporting and other functions of the Portfolio as well as “manager of managers” services TAM provides in the form of selection and oversight of the Sub-Adviser. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub- Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2010. The Board noted that the performance of the Initial Class of the Portfolio was in line with the median for its peer universe for the past 1-, 3- and 5-year periods. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information about TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio, including the amount of the management fee retained by TAM following payment of the sub-advisory fee. The Trustees noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were in line with the median for its peer group and above the median for its peer universe. The Trustees noted the profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees considered the management fee schedule and the existence of breakpoints, if any. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice. The Trustees also noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Asset Allocation — Moderate Growth VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)
(unaudited)
Other considerations. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica BlackRock Global Allocation VP
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at January 1, 2011 and held for the entire period until June 30, 2011, excluding Initial Class that commenced operations after January 1, 2011.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses			Hypothetical Expenses (C)
	Beginning	Ending Account	Expenses Paid		Ending Account	Expenses Paid		Annualized
Fund Name	Account Value	Value	During Period		Value	During Period		Expense Ratio (D)

Transamerica BlackRock Global Allocation VP
Initial Class	$1,000.00	$971.00	$0.06	(A)	$1,008.02	$0.06	(A)	0.04%
Service Class	1,000.00	1,033.10	1.46	(B)	1,023.36	1.45	(B)	0.29

(A)	Expenses are calculated using the class’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (61 days), and divided by the number of days in the year (365 days).

(B)	Expenses are calculated using the class’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	5% return per year before expenses.

(D)	Expense ratios do not include expenses of the investment companies in which the fund invests

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica BlackRock Global Allocation VP
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2011
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment in BlackRock Global Allocation V.I., master portfolio at value (cost: $883,945)	$953,648
Receivables:
Capital stock sold	1,161
Prepaid expenses	6

	954,815

Liabilities:
Accounts payable and accrued liabilities:
Shares of master portfolio purchased	1,157
Capital stock redeemed	4
Distribution and service fees	188
Transfer agent fees	—	(A)
Administration fees	15
Trustees fees	2
Audit and tax fees	7
Printing and shareholder reports fees	22
Other	10

	1,405

Net assets	$953,410

Net assets consist of:
Capital stock ($.01 par value)	$694
Additional paid-in capital	874,205
Undistributed (accumulated) net investment income (loss)	5,109
Undistributed (accumulated) net realized gain (loss) from investment in master portfolio	3,699
Net unrealized appreciation (depreciation) on investment in master portfolio	69,703

Net assets	$953,410

Net assets by class:
Initial Class	$477
Service Class	952,933
Shares outstanding:
Initial Class	49
Service Class	69,392
Net asset value and offering price per share:
Initial Class	$9.71
Service Class	13.73
STATEMENT OF OPERATIONS
For the period ended June 30, 2011
(all amounts in thousands)
(unaudited)

Expenses:
Management and advisory	$201
Distribution and service:
Service Class	1,004
Printing and shareholder reports	17
Custody	15
Administration	81
Legal	16
Audit and tax	6
Trustees	11
Transfer agent	3
Other	11

Total expenses	1,365

Less waiver/reimbursement	(201)

Net expenses	1,164

Net investment loss	(1,164)

Net realized gain (loss) from:
Investment in master portfolio	242

Net increase in unrealized appreciation (depreciation) on:
Investment in master portfolio	24,714

Net realized and unrealized gain on investment in master portfolio	24,956

Net increase In net assets resulting from operations	$23,792

(A)	Rounds to less than $1.

The notes to the financial statements are an integral part of this report. Transamerica Series Trust	Semi-Annual Report 2011

Transamerica BlackRock Global Allocation VP
STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(all amounts in thousands)

June 30, 2011	December 31,
(unaudited)	2010
From operations:
Net investment income (loss)	$(1,164)	$6,273
Net realized gain from investment in master portfolio	242	3,457
Change in net unrealized appreciation (depreciation) on investment in master portfolio	24,714	39,750

Net increase in net assets resulting from operations	23,792	49,480

Distributions to shareholders:
From net investment income:
Service Class	—	(1,814)

Capital share transactions:
Proceeds from capital shares sold:
Initial Class(A)	477	—
Service Class	279,517	456,660

279,994	456,660

Dividends and distributions reinvested:
Service Class	—	1,814
Cost of capital shares redeemed:
Initial Class(A)	(2)	—
Service Class	(8,398)	(5,536)

(8,400)	(5,536)

Net increase in net assets resulting from capital shares transactions	271,594	452,938

Net increase in net assets	295,386	500,604

Net assets:
Beginning of period/year	658,024	157,420

End of period/year	$953,410	$658,024

Undistributed net investment income	$5,109	$6,273

Share activity:
Shares issued:
Initial Class(A)	49	—
Service Class	20,499	36,870

20,548	36,870

Shares issued-reinvested from distributions:
Service Class	—	153
Shares redeemed:
Initial Class(A)	—	(B)	—
Service Class	(617)	(454)

(617)	(454)

Net increase (decrease) in shares outstanding:
Initial Class(A)	49	—
Service Class	19,882	36,569

19,931	36,569

(A)	Initial Class commenced operations on May 1, 2011.

(B)	Rounds to less than 1 share.

The notes to the financial statements are an integral part of this report. Transamerica Series Trust	Semi-Annual Report 2011

Transamerica BlackRock Global Allocation VP
FINANCIAL HIGHLIGHTS

	Initial Class
	May 1 to June		Period ended		Service Class
	30, 2011(A)		June 30, 2011		December 31,	May 1 to Dec
For a share outstanding throughout each period	(unaudited)		(unaudited)		2010	31, 2009(B)
Net asset value
Beginning of period/year	$10.00		$13.29		$12.16	$10.00
Investment operations
Net investment income (loss)(C),(D)	—	(E)	(0.02)		0.21	0.37
Net realized and unrealized gain (loss)	(0.29)		0.46		0.97	1.79

Total operations	(0.29)		0.44		1.18	2.16

Distributions
From net investment income	—		—		(0.05)	—

Total distributions	—		—		(0.05)	—

Net asset value
End of period/year	$9.71		$13.73		$13.29	$12.16

Total return(F)	(2 .90	)%(G)	3.31	%(G)	9.78%	21 .60	%(G)

Net assets end of period/year (000’s)	$477		$952,933		$658,024	$157,420
Ratio and supplemental data
Expenses to average net assets(H)
After reimbursement/fee waiver	0 .04	%(I)	0 .29	%(I)	0.30%	0 .35	%(I)
Before reimbursement/fee waiver	0 .09	%(I)	0 .34	%(I)	0.35%	0 .40	%(I)
Net investment income (loss), to average net assets(D)	(0 .04	)%(I)	(0 .29	)%(I)	1.71%	4 .74	%(I)

(A)	Commenced operations on May 1, 2011.

(B)	Commenced operations on May 1, 2009.

(C)	Calculated based on average number of shares outstanding.

(D)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the master portfolio in which the fund invests.

(E)	Rounds to less than $(0.01) per share.

(F)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(G)	Not annualized.

(H)	Does not include expenses of the master portfolio in which the fund invests.

(I)	Annualized.
Note: Prior to January 1, 2010, all of the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report. Transamerica Series Trust	Semi-Annual Report 2011

Transamerica BlackRock Global Allocation VP
NOTES TO FINANCIAL STATEMENTS
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock Global Allocation VP (the “Fund”) is part of TST. The Fund invests all of its investable assets in BlackRock Global Allocation V.I. (the “Master Portfolio” or “MP”).
The Fund currently offers two classes of shares; an Initial and Service Class.
The financial statements of the MP, including the Schedule of Investments, accompany this report and should be read in conjunction with the Fund’s financial statements. Additionally, since the Fund invests solely in the MP, the portfolio turnover is noted on the financial highlights of the MP.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Investment valuations: The value of the Fund’s investments in the MP, as noted on the Statement of Assets and Liabilities, reflects that Fund’s interest in the net assets of the MP.
The valuation policy of the underlying securities held by the MP is discussed in the MP’s Notes to Financial Statements, which accompany this report.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date
Operating expenses: The Trust accounts separately for the assets, liabilities and operations of each of the funds. Expenses attributable to a Fund are charged to that Fund.
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
NOTE 2. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.
Transamerica Asset Management, Inc. (“TAM”), the Fund’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica BlackRock Global Allocation VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 2. (continued)
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers and/or trustees of TAM, TFS and TCI. None of the non-independent trustees so affiliated receive compensation for services as trustees of the Fund.
At the commencement of operations, TAM invested in the Fund. As of June 30, 2011, TAM had remaining investments in the Fund as follows:

% of Fund’s
	Value		Net Assets
Initial Class	$	w	0.00%∞

w	Value rounds to less than $1.

∞	Percentage rounds to less than 0.01%.
Investment advisory fees: The Fund pays management fees to TAM based on average daily net assets (“ANA”) at the following rate:
0.05% of ANA
TAM has agreed to voluntarily waive the entirety of its management fee. This waiver may be discontinued at any time without notice.
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees and certain extraordinary expenses, exceed the following stated annual limit:
0.25% Expense Limit
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived fees.
During the period ended June 30, 2011, the adviser waived $201 which is not available for recapture. There are no amounts available for recapture as of June 30, 2011.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2012. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica BlackRock Global Allocation VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 2. (continued)
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.
NOTE 3. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax provisions taken for all open tax years (2009-2010), or expected to be taken in the Fund’s 2011 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, capital loss carryforwards, and post-October loss deferrals.
NOTE 4. SUBSEQUENT EVENT
Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica BlackRock Global Allocation VP
INVESTMENT ADVISORY AGREEMENT — CONTRACT RENEWAL
(unaudited)
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 8-9, 2011, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica BlackRock Global Allocation VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), to determine whether the agreement should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the compensation to be received by TAM under the agreement is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement through June 30, 2012. In reaching their decision, the Trustees requested and received from TAM such information as they deemed reasonably necessary to evaluate the agreement. The Trustees also considered information they had previously received from TAM as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decision on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decision:
The nature, extent and quality of the advisory services provided. The Board considered the nature, extent and quality of the services provided by TAM. The Trustees also considered the investment approach for the Portfolio. The Trustees noted that the Portfolio invests in securities through an underlying mutual fund sponsored by BlackRock Advisors, LLC (“BlackRock”). The Board also considered the experience, capability and integrity of TAM’s senior management and the financial resources of TAM. The Trustees determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for the one-year period ended December 31, 2010, noting that the Portfolio’s inception date was May 1, 2009. The Board noted that the performance of the Service Class of the Portfolio was below the median for its peer universe for the past 1-year period. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM, the Board concluded that TAM is capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information about TAM’s costs of its provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board reviewed the management fee for the Portfolio. The Trustees noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Service Class of the Portfolio were below the medians for its peer group and peer universe. The Trustees noted the profitability of the relationship between the Portfolio and TAM and its affiliates and determined that the management fee to be received by TAM under the agreement is consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees considered the management fee schedule and the existence of breakpoints, if any. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM, in the future.
Benefits to TAM and its affiliates from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM and its affiliates from their relationships with the Portfolio are consistent with industry practice. The Trustees also noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio.
Other considerations. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations. The Trustees also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica BlackRock Global Allocation VP
INVESTMENT ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)
(unaudited)
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the compensation to be received by TAM is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2011

June 30,2011
Semi-Annual Report (Unaudited)
BlackRock Variable Series Funds, Inc.
▶ BlackRock Global Allocation V.I. Fund

Dear Shareholder
The recent downgrade of US long-term debt by Standard & Poor’s marked an historic event for financial markets. Stocks tumbled in the days before and after the announcement on August 5 as investors contemplated the pervasiveness of the lower US credit rating across asset classes and the future direction of the global economy. BlackRock was well prepared for the possibility of a downgrade and the firm had no need to execute any forced selling of securities in response to the S&P action. Through periods of uncertainty, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets.
The pages that follow reflect your mutual fund’s reporting period ended June 30, 2011. Accordingly, the below discussion is intended to provide you with perspective on the performance of your investments during that period.
Economic conditions in the second quarter of 2011 were strikingly similar to the scenario of the same quarter last year. The sovereign debt crisis in Europe, tightening monetary policy in China and a global economic slowdown were again the key concerns that drove investors away from risky assets. The second-quarter correction in 2010 was significant, but markets were revived toward the end of the summer as positive economic news and robust corporate earnings whetted investor appetite for yield. The global economy had finally gained traction and investor fear turned to optimism with the anticipation of a second round of quantitative easing (“QE2”) from the US Federal Reserve Board (the “Fed”). Stock markets rallied despite the ongoing European debt crisis and inflationary pressures looming over emerging markets. Fixed income markets, however, saw yields move sharply upward, pushing prices down, especially on the long end of the historically steep yield curve. While high yield bonds benefited from the risk rally, most fixed income sectors declined in the fourth quarter. The tax-exempt municipal market faced additional headwinds as it became evident that the Build America Bond program would not be extended and municipal finance troubles abounded.
The new year brought spikes of volatility as political turmoil swept across the Middle East/North Africa region and prices of oil and other commodities soared. Natural disasters in Japan disrupted industry supply chains and concerns mounted over US debt and deficit issues. Equities quickly rebounded from each of these events as investors chose to focus on the continuing stream of strong corporate earnings and positive economic data. Global credit markets were surprisingly resilient in this environment and yields regained relative stability in 2011. The tax-exempt market saw relief from its headwinds and steadily recovered from its fourth-quarter lows. Equities, commodities and high yield bonds outpaced higher-quality assets as investors responded to the Fed’s early 2011 reaffirmation that it will keep interest rates low.
However, longer-term headwinds had been brewing. Inflationary pressures intensified in emerging economies, many of which were overheating, and the European debt crisis was not over. Markets were met with a sharp reversal in May when political unrest in Greece pushed the nation closer to defaulting on its debt. This development rekindled fears about the broader debt crisis and its further contagion among peripheral European countries. Concurrently, it became evident that the pace of global economic growth had slowed. Higher oil prices and supply chain disruptions in Japan finally caught up with economic data. Investors pulled back from riskier assets and stocks generally declined throughout most of May and June, but year-to-date performance in global equity markets was positive, and 12-month returns were remarkably strong. In bond markets, yields were volatile but generally moved lower for the period as a whole (pushing prices up). Continued low short-term interest rates kept yields on money market securities near their all-time lows.
For additional market perspective and investment insight, visit www.blackrock.com/ shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder®magazine, as well as its quarterly companion newsletter, Shareholder Perspectives.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
“Markets generally moved higher despite heightened volatility during the reporting period.”
Rob Kapito
President, BlackRock Advisors, LLC

Total Returns as of June 30, 2011	6-month	12-month
US large cap equities	6.02%	30.69%
(S&P 500 Index)
US small cap equities	6.21	37.41
(Russell 2000 Index)
International equities	4.98	30.36
(MSCI Europe, Australasia, Far East Index)
Emerging market equities	0.88	27.80
(MSCI Emerging Markets Index)
3-month Treasury bill	0.08	0.16
(BofA Merrill Lynch 3-Month Treasury Bill Index)
US Treasury securities	3.26	1.88
(BofA Merrill Lynch 10-Year US Treasury Index)
US investment grade bonds	2.72	3.90
(Barclays Capital US Aggregate Bond Index)
Tax-exempt municipal bonds	4.42	3.48
(Barclays Capital Municipal Bond Index)
US high yield bonds	4.98	15.53
(Barclays Capital US Corporate High Yield 2% Issuer Capped Index)
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.
THIS PAGE NOT PART OF YOUR FUND REPORT

JUNE 30, 2011	BLACKROCK VARIABLE SERIES FUNDS, INC.	1

BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund
Fund Summary as of June 30, 2011
Investment Objective
BlackRock Global Allocation V.I. Fund’s (the “Fund”) investment objective is to seek high total investment return.
Portfolio Management Commentary
How did the Fund perform?
•	For the six-month period ended June 30, 2011, the Fund underperformed its Reference Benchmark and the Financial Times Stock Exchange (FTSE) World Index. The Reference Benchmark is comprised as follows: 36% S&P 500@ Index; 24% FTSE World Index (Excluding US); 24% BofA Merrill Lynch Current 5-Year US Treasury Index; and 16% Citigroup Non-US Dollar World Government Bond Index. The Fund invests in both equities and bonds; therefore, the Reference Benchmark provides a truer representation of the Fund’s composition and a more comparable means for measurement. The following discussion of relative performance pertains to the Reference Benchmark.
What factors influenced performance?
•	Within the equity segment of the Fund, stock selection in the United States and Canada detracted from performance, as did over-weights in Brazil and India. From a sector perspective, an overweight position and stock selection in materials hampered returns, as did stock selection in industrials and consumer staples. Within financials, stock selection negatively impacted performance, although this was partially offset by an underweight exposure to the sector. Foreign currency exchange translations also hurt returns.

•	Within the equity segment, stock selection in Japan contributed to performance, although this was partially offset by an overweight exposure to the region. The Fund’s underweight exposure to fixed income contributed positively to returns. Within fixed income, security selection within the United States and Germany contributed to performance, as did an underweight to Japanese government bonds.

•	The Fund uses derivatives, which may include options, futures, indexed securities, inverse securities, swaps and forward contracts both to enhance returns of the Fund and to hedge (or protect) against adverse movements in currency exchange rates, interest rates and movements in the securities markets. The use of options, futures, indexed securities, inverse securities, swaps and forward contracts can be effective in protecting or enhancing the value of the Fund’s assets and the Fund will not engage in certain strategies that are considered highly risky and speculative. During the period, the Fund’s use of derivatives had a positive impact on the absolute performance of the Fund.
Describe recent portfolio activity.
•	During the six-month period, the Fund’s overall equity allocation decreased from 65% of net assets to 64%. Within equities, the Fund decreased its weighting in North America and Asia, and increased its weighting in Europe. On a sector basis, the Fund increased weightings in energy, consumer discretionary, health care and utilities, modestly increased weightings to information technology (IT), telecommunication services and industrials, and decreased in financials and materials. The Fund’s allocation to fixed income remained unchanged at 28% of net assets. The Fund increased exposure to sovereign debt in Asia, Latin America and Germany, as well as US dollar-denominated foreign corporates, and decreased exposure to US dollar-denominated foreign convertible bonds. Reflecting the above changes, the Fund’s allocation to cash and cash equivalents increased from 7% of net assets to 8%.

•	Reflecting these portfolio changes, the Fund’s cash position detracted modestly from relative performance, but helped mitigate portfolio volatility and served as a source of funds for new investments.
Describe portfolio positioning at period end.
•	Relative to its Reference Benchmark, the Fund ended the period overweight in equities,

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	JUNE 30, 2011

BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund
Fund Summary as of June 30, 2011 (concluded)
significantly underweight in fixed income and overweight in cash and cash equivalents. Within the equity segment, the Fund was underweight in Europe and the United States, while it was overweight in Asia, notably Japan, and Brazil. On a sector basis, the Fund was overweight in materials, energy, telecommunication services, health care, IT and utilities; it was underweight in financials, consumer staples, consumer discretionary and industrials. Within fixed income, the Fund was underweight in nominal US Treasuries, sovereign debt in Asia, notably Japan, and Europe, and overweight in sovereign debt in Latin America, convertible bonds and corporate debt.

•	With respect to currency exposure, the Fund was overweight in the Brazilian real, the Singapore dollar, the Russian ruble, the Swiss franc and the Canadian dollar, and was underweight the US dollar, the euro and the Japanese yen.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Total Return Based on a $10,000 Investment

[1]	The Fund invests primarily in a portfolio of equity, debt and money market securities.

[2]	Assuming transaction costs, and other operating expenses, including investment advisory fees, if any. Does not include insurance related fees and expenses. The returns for Class II Shares and Class III Shares prior to November 24, 2003 and November 18, 2003, the commencement of operations of Class II Shares and Class III Shares, respectively, are based upon the performance of the Fund’s Class I Shares. The returns for Class II and III Shares, however, are adjusted to reflect the distribution (12b-1) fees applicable to Class II and III Shares.

[3]	This unmanaged market capitalization-weighted index is comprised of over 2,000 equities from 31 countries, including the United States.

[4]	The Reference Benchmark is an unmanaged weighted index comprised as follows: 36% S&P 500® Index; 24% FTSE World Index (Excluding US); 24% BofA Merrill Lynch Current 5-Year US Treasury Index; and 16% Citigroup Non-US Dollar World Government Bond Index.
Past performance is not indicative of future results.

JUNE 30, 2011	BLACKROCK VARIABLE SERIES FUNDS, INC.	3

BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund
Performance Summary as of June 30, 2011

	6-Month	Average Annual Total Returns
	Total Returns	1 Year	5 Years	10 Years
Class I Shares[1]	3.53%	19.38%	7.26%	9.02%
Class II Shares[1]	3.47	19.21	7.10	8.90	[6]
Class III Shares[1]	3.45	19.14	6.99	8.76	[6]
FTSE World Index	5.22	31.31	3.63	5.23
Reference Benchmark	4.87	21.61	5.57	6.06
US Stocks: S&P 500® Index[2]	6.02	30.69	2.94	2.72
Non-US Stocks: FTSE World Index (Excluding US)[3]	4.66	31.86	4.02	7.78
US Bonds: BofA Merrill Lynch Current 5-Year US Treasury Index[4]	3.29	3.78	7.17	5.63
Non-US Bonds: Citigroup Non-US Dollar World Government Bond Index[5]	4.69	13.94	7.76	8.68

[1]	Average annual and cumulative total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Insurance-related fees and expenses are not reflected in these returns.

[2]	This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly New York Stock Exchange (“NYSE”) issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues.

[3]	This unmanaged, capitalization-weighted index is comprised of over 1,700 companies in 30 countries, excluding the United States.

[4]	This unmanaged index is designed to track the total return of the current coupon five-year US Treasury bond.

[5]	This unmanaged, market capitalization-weighted index tracks 10 government bond indexes, excluding the United States.

[6]	The returns for Class II Shares and Class III Shares prior to November 24, 2003 and November 18, 2003, the commencement of operations of Class II Shares and Class III Shares, respectively, are based upon the performance of the Fund’s Class I Shares. The returns for Class II and III Shares, however, are adjusted to reflect the distribution (12b-1) fees applicable to Class II and III Shares.
Past performance is not indicative of future results.

4	BLACKROCK VARIABLE SERIES FUNDS, INC.	JUNE 30, 2011

BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund
Fund Information as of June 30, 2011

	Percent of Fund’s		Reference Benchmark
	Net Assets		Percentages[4]
US Equities	34%[1]		36%
European Equities	10	[1]	12
Asian-Pacific Equities	14	[1]	8
Other Equities	6	[1]	4
Total Equities	64	[2]	60
US Dollar Denominated Fixed Income Securities	17		24
US Issuers	12		—
Non-US Issuers	5		—
Non-US Dollar Denominated Fixed Income Securities	11		16
Total Fixed Income Securities	28		40
Cash & Cash Equivalents	8	[3]	—

[1]	Includes value of financial futures contracts.

[2]	Includes preferred stock.

[3]	Cash & Cash Equivalents are reduced by the market (or nominal) value of long financial futures contracts.

[4]	The Reference Benchmark is an unmanaged weighted index comprised as follows: 36% S&P 500® Index; 24% FTSE World Index (excluding US); 24% BofA Merrill Lynch Current 5-Year US Treasury Index; and 16% Citigroup Non-US Dollar World Government Bond Index.

JUNE 30, 2011	BLACKROCK VARIABLE SERIES FUNDS, INC.	5

BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund
Disclosure of Expenses
Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges and exchange fees; and (b) operating expenses including advisory fees, service and/or distribution fees including 12b-1 fees, and other Fund expenses. The expense example below (which is based on a hypothetical investment of $1,000 invested on January 1, 2011 and held through June 30, 2011) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.
The expenses shown in the tables are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges or exchange fees, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

	Actual			Hypothetical[2]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid	Annualized
	January 1, 2011	June 30, 2011	During the Period[1]	January 1, 2011	June 30, 2011	During the Period[1]	Expense Ratio
Class I	$1,000.00	$1,035.30	$3.53	$1,000.00	$1,021.32	$3.51	0.70%
Class II	$1,000.00	$1,034.70	$4.29	$1,000.00	$1,020.58	$4.26	0.85%
Class III	$1,000.00	$1,034.50	$4.79	$1,000.00	$1,020.08	$4.76	0.95%

[1]	For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

[2]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments, including financial futures contracts, foreign currency exchange contracts, swaps and options as specified in Note 2 of the Notes to Consolidated Financials Statements, which may constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market, equity, interest rate and/or foreign currency exchange rate risks. Such derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Fund’s ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation the Fund can realize on an investment, may result in lower dividends paid to shareholders or may cause the Fund to hold an investment that it might other wise sell. The Fund’s investments in these instruments are discussed in detail in the Notes to Consolidated Financial Statements.

6	BLACKROCK VARIABLE SERIES FUNDS, INC.	JUNE 30, 2011

BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments (Unaudited)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Argentina — 0.1%
Banco Macro SA — ADR	33,800	$1,275,612
Cresud SA Sponsored — ADR	92,200	1,497,328
IRSA Inversiones y Representaciones SA — ADR	107,300	1,476,448
Pampa Energia SA — ADR	111,200	1,705,808
Telecom Argentina SA — ADR	33,100	862,586
Tenaris SA — ADR	21,460	981,366

		7,799,148
Australia — 1.2%
Asciano Ltd.	1,025,900	1,813,773
BHP Billiton Ltd. (a)	889,811	42,053,264
CSL Ltd.	280,246	9,961,633
Newcrest Mining Ltd.	668,062	27,069,695
Orica Ltd.	100	2,899
Rio Tinto Ltd.	254,724	22,673,230
Telstra Corp. Ltd.	1,410,238	4,382,154
Woodside Petroleum Ltd.	101,800	4,491,116

		112,447,764
Austria — 0.0%
Telekom Austria AG	158,476	2,022,362
Belgium — 0.1%
RHJ International (b)	697,400	5,026,332
Brazil — 2.2%
All America Latina Logistica SA	401,650	3,389,441
Banco do Brasil SA	79,800	1,422,507
Banco Santander Brasil SA	301,200	3,495,167
Cia Brasileira de Distribuicao Grupo Pao de Acucar	391,383	18,023,706
Cia Energetica de Minas Gerais	187,395	3,867,833
Cosan Ltd., Class A	615,300	7,562,037
Cyrela Brazil Realty SA Empreendimentos e Participacoes	777,100	7,429,169
Hypermarcas SA	1,907,100	17,963,265
Itau Unibanco Holding SA	349,000	8,092,980
MRV Engenharia e Participacoes SA	911,700	7,641,070
OGX Petroleo e Gas Participacoes SA (b)	379,400	3,537,161
Petroleo Brasileiro SA — ADR	2,070,540	63,524,167
Qualicorp SA (b)	604,700	5,765,505
SLC Agricola SA	626,800	7,438,142
Telecomunicacoes de Sao Paulo SA — ADR	796,145	23,645,506
Usinas Siderurgicas de Minas Gerais SA, Preference ‘A’ Shares	179,900	1,580,386
Vale SA, Preference ‘A’ Shares	586,600	16,756,241

		201,134,283
Canada — 2.4%
Alamos Gold, Inc.	487,820	8,077,646
BCE, Inc.	21,300	836,877
Barrick Gold Corp.	660,016	29,892,125
Canadian Natural Resources Ltd.	288,800	12,089,168
Canadian Pacific Railway Ltd.	118,793	7,403,180
Canadian Pacific Railway Ltd.	124,628	7,775,278
Cenovus Energy, Inc.	6,540	246,296
Cenovus Energy, Inc.	60,900	2,298,471
Daylight Energy Ltd.	870,730	8,441,418
Eldorado Gold Corp.	1,115,935	16,465,089
Goldcorp, Inc.	664,128	32,057,458
IAMGOLD Corp.	638,100	11,970,756
IAMGOLD, International African Mining Gold Corp.	364,921	6,863,670
Kinross Gold Corp.	355,405	5,615,399
Kinross Gold Corp.	1,279,910	20,211,550
Magna International, Inc., Class A	19,900	1,075,396
Potash Corp. of Saskatchewan, Inc.	95,610	5,448,814
Rogers Communications, Inc., Class B	127,800	5,050,656
Rogers Communications, Inc., Class B	48,000	1,900,689
Silver Wheaton Corp.	404,100	13,335,300
Sino-Forest Corp. (b)	412,150	1,367,494
Suncor Energy, Inc.	170,860	6,696,571
TELUS Corp.	65,750	3,620,017
Talisman Energy, Inc.	189,780	3,898,120
Teck Resources Ltd., Class B	18,720	949,853
Valeant Pharmaceuticals International, Inc. (d)	96,400	5,008,944
Viterra, Inc.	199,200	2,164,566

		220,760,801
Chile — 0.1%
E.CL SA	1,816,500	5,110,765
Sociedad Quimica y Minera de Chile SA — ADR	77,500	5,015,800

		10,126,565
Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Consolidated Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Renminbi (Offshore)
CNY	Chinese Renminbi
ETF	Exchange-Traded Fund
EUR	Euro
GBP	British Pound
GDR	Global Depositary Receipts
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
LIBOR	London Interbank Offered Rate
MosPrime	Moscow Prime Offered Rate
MSCI	Morgan Stanley Capital International
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar
PLN	Polish Zloty
SPDR	Standard and Poor’s Depositary Receipts
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
See Notes to Consolidated Financial Statements.

JUNE 30, 2011	BLACKROCK VARIABLE SERIES FUNDS, INC.	7

BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
China — 1.0%
CSR Corp. Ltd.	1,733,500	$1,632,274
Chaoda Modern Agriculture Holdings Ltd.	15,446,698	6,733,583
China BlueChemical Ltd.	5,305,300	4,398,254
China Huiyuan Juice Group Ltd.	880,500	451,469
China Life Insurance Co. Ltd.	86,149	4,465,964
China Life Insurance Co. Ltd.	1,240,000	4,281,384
China Shenhua Energy Co. Ltd., Class H	1,133,367	5,431,009
China Telecom Corp., Ltd.	5,736,600	3,745,025
China Unicom Ltd. (c)	2,221,400	4,509,476
Dongfang Electric Corp. Ltd.	1,199,800	4,468,793
Dongfeng Motor Group Co. Ltd.	1,476,500	2,803,018
Guangshen Railway Co. Ltd. (a)	6,977,600	2,930,260
Guangzhou Automobile Group Co. Ltd.	3,784,702	4,641,024
Huaneng Power International, Inc.	3,218,800	1,703,498
Jiangsu Expressway Co. Ltd.	1,458,400	1,350,094
Mindray Medical International Ltd. — ADR (a)	46,200	1,295,910
Ping An Insurance Group Co.	328,918	3,411,430
Shanghai Electric Group Co. Ltd.	6,013,200	3,186,515
Shanghai Pharmaceuticals Holding Co. Ltd. (b)	2,164,600	5,827,566
Sinopharm Group Co.	2,907,200	9,798,403
Tianjin Port Development Holdings Ltd.	23,290,800	4,449,316
Xiamen International Port Co. Ltd.	6,270,700	1,123,308
Zhongsheng Group Holdings Ltd.	2,617,700	5,734,335

		88,371,909
Czech Republic — 0.1%
CEZ AS	129,900	6,687,573
Egypt — 0.1%
Telecom Egypt	2,024,879	5,151,758
Finland — 0.1%
Fortum Oyj	401,963	11,655,019
France — 1.4%
Atos Origin SA	45,500	2,570,201
BNP Paribas SA	93,490	7,208,916
Cie Generale d’Optique Essilor
International SA	219,261	17,790,562
France Telecom SA	285,692	6,074,808
GDF Suez	561,700	20,528,773
LVMH Moët Hennessy Louis Vuitton SA (a)	71,450	12,839,354
Sanofi-Aventis	173,950	13,992,642
Sanofi-Aventis SA — ADR	24,767	994,890
Technip SA	26,520	2,842,717
Total SA	278,977	16,128,626
Total SA — ADR	283,100	16,374,504
Vivendi SA	434,750	12,117,760

		129,463,753
Germany — 1.4%
Allianz AG, Registered Shares	43,173	6,020,336
BASF SE	199,940	19,598,378
Bayer AG	135,210	10,859,600
Bayer AG — ADR	4,900	394,744
Bayerische Motoren Werke AG	49,170	4,910,064
Beiersdorf AG (c)	19,300	1,253,951
Daimler AG	176,620	13,319,177
Deutsche Bank AG, Registered Shares	109,150	6,442,087
Deutsche Telekom AG — ADR	46,500	726,795
Infineon Technologies AG	487,340	5,475,920
Kabel Deutschland Holding AG (b)	146,330	9,014,005
Lanxess	51,050	4,187,558
Muenchener Rueckversicherungs AG, Registered Shares	23,080	3,523,276
Siemens AG	136,020	18,691,973
Volkswagen AG, Preference Shares	106,022	21,924,886

		126,342,750
Hong Kong — 1.2%
AIA Group Ltd. (b)	1,081,300	3,764,034
Beijing Enterprises Holdings Ltd.	3,467,842	18,123,477
Cheung Kong Holdings Ltd.	441,000	6,476,101
Cheung Kong Infrastructure Holdings Ltd.	831,700	4,327,051
China Dongxiang Group Co.	4,677,976	1,488,913
China Mobile Ltd.	2,272,400	21,155,539
China Resources Gas Group Ltd.	2,450,000	3,432,611
China Resources Power Holdings Co. Ltd.	1,364,000	2,666,943
Hutchison Whampoa Ltd.	693,943	7,518,838
The Link Real Estate Investment Trust	4,502,646	15,380,976
Mongolian Mining Corp. (b)	2,390,300	2,961,828
Shougang Concord International Enterprises Co. Ltd.	6,060,100	594,656
Tianjin Development Holdings Ltd. (b)	14,805,207	9,326,987
Wharf Holdings Ltd. (a)	1,140,140	7,950,786
Yuanda China Holdings Ltd. (b)	22,750,100	4,268,366

		109,437,105
India — 0.8%
Adani Enterprises Ltd.	630,500	10,098,501
Adani Power Ltd. (b)	2,834,909	6,987,514
Bharat Heavy Electricals Ltd.	324,390	14,912,172
Container Corp. of India (b)	57,440	1,339,917
Housing Development Finance Corp.	997,320	15,810,172
Larsen & Toubro Ltd.	126,800	5,186,464
Reliance Industries Ltd.	495,410	9,980,548
State Bank of India Ltd.	177,050	9,546,364

		73,861,652
Indonesia — 0.1%
Bumi Resources Tbk PT	24,947,736	8,613,350
Telekomunikasi Indonesia Tbk PT	2,851,200	2,455,190

		11,068,540
Israel — 0.2%
Check Point Software Technologies Ltd. (b)	23,700	1,347,345
Teva Pharmaceutical Industries — ADR	346,015	16,684,843

		18,032,188
Italy — 0.4%
Assicurazioni Generali SpA	180,180	3,798,634
Eni SpA	470,040	11,139,448
Enel SpA	1,398,800	9,139,999
Intesa Sanpaolo SpA	1,858,336	4,948,333
Telecom Italia SpA	2,397,650	3,335,105

		32,361,519
Japan — 6.4%
Aisin Seiki Co. Ltd.	155,739	6,026,403
Asahi Kasei Corp.	563,400	3,796,773
Astellas Pharma Inc.	112,293	4,357,090
See Notes to Consolidated Financial Statements.

8	BLACKROCK VARIABLE SERIES FUNDS, INC.	JUNE 30, 2011

BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Japan (continued)
The Bank of Kyoto Ltd.	297,041	$2,734,960
Bridgestone Corp.	254,432	5,862,247
Canon, Inc.	319,058	15,176,406
Daihatsu Motor Co., Ltd.	326,307	5,553,304
Daiwa House Industry Co., Ltd.	337,190	4,254,893
Denso Corp.	209,020	7,773,967
East Japan Railway Co.	331,532	18,987,098
FANUC Corp.	38,318	6,407,651
Fuji Heavy Industries Ltd.	1,583,564	12,305,903
Futaba Industrial Co., Ltd.	337,021	2,465,174
Hitachi Chemical Co., Ltd.	261,100	5,180,028
Hitachi Ltd.	735,000	4,362,225
Honda Motor Co., Ltd.	379,383	14,616,458
Hoya Corp.	446,074	9,875,418
Inpex Holdings, Inc.	2,552	18,867,394
JGC Corp.	462,802	12,679,436
JSR Corp.	132,600	2,570,205
Japan Real Estate Investment Corp.	136	1,338,083
Japan Retail Fund Investment Corp.	180	277,386
KDDI Corp.	2,382	17,138,339
Kinden Corp.	351,718	3,009,215
Kirin Holdings Co., Ltd.	626,551	8,734,694
Komatsu Ltd.	199,400	6,225,891
Kubota Corp.	1,523,596	13,516,684
Kuraray Co., Ltd.	439,170	6,433,846
Kyowa Hakko Kirin Co. Ltd.	486,479	4,640,479
MS&AD Insurance Group Holdings, Inc.	548,714	12,843,656
Marubeni Corp.	829,500	5,512,697
Mikuni Coca-Cola Bottling Co., Ltd.	11,700	102,304
Mitsubishi Corp.	995,047	24,854,137
Mitsubishi Tanabe Pharma Corp.	230,270	3,853,939
Mitsubishi UFJ Financial Group, Inc.	1,651,127	8,046,497
Mitsui & Co., Ltd.	1,162,678	20,102,846
Mitsui Fudosan Co., Ltd.	199,300	3,432,521
Mitsui OSK Lines Ltd.	586,511	3,155,876
Murata Manufacturing Co., Ltd.	126,328	8,446,090
NGK Insulators Ltd.	303,090	5,646,430
NKSJ Holdings, Inc.	1,536,355	10,140,224
NTT DoCoMo, Inc.	17,594	31,421,851
NTT Urban Development Corp.	2,200	1,887,190
Nintendo Co., Ltd.	14,581	2,738,140
Nippon Building Fund, Inc.	182	1,778,518
Nippon Electric Glass Co., Ltd.	342,801	4,398,526
Nippon Telegraph & Telephone Corp.	245,630	11,847,182
Okumura Corp.	1,200,751	4,389,091
Rinnai Corp.	72,523	5,237,219
Rohm Co., Ltd.	89,653	5,143,521
Sekisui House Ltd.	961,199	8,949,807
Seven & I Holdings Co., Ltd.	215,794	5,803,559
Shin-Etsu Chemical Co., Ltd.	351,434	18,837,473
Shionogi & Co., Ltd.	264,122	4,325,139
Sony Financial Holdings, Inc.	211,600	3,825,641
Sumitomo Chemical Co., Ltd.	3,809,890	19,023,128
Sumitomo Electric Industries Ltd.	346,748	5,057,541
Sumitomo Mitsui Financial Group, Inc.	186,847	5,761,369
Suzuki Motor Corp.	859,089	19,365,176
TDK Corp.	98,733	5,446,256
Tadano Ltd.	66,421	402,395
Terumo Corp.	87,075	4,713,765
Toda Corp.	1,172,296	4,261,568
Toho Co., Ltd.	200,662	3,331,910
Tokio Marine Holdings, Inc.	852,223	23,857,461
Tokyo Gas Co., Ltd.	2,117,070	9,555,091
Toyota Industries Corp.	404,577	13,357,233
Toyota Motor Corp.	223,753	9,213,967
Ube Industries Ltd.	2,025,046	6,096,683
West Japan Railway Co.	139,600	5,449,840
Yahoo! Japan Corp.	7,700	2,649,923
Yamada Denki Co., Ltd.	58,800	4,790,996

		584,222,026

Kazakhstan — 0.1%
KazMunaiGas Exploration Production — GDR	628,700	12,511,130

Luxembourg — 0.0%
Millicom International Cellular SA	24,300	2,545,897

Malaysia — 0.5%
Axiata Group Bhd	10,481,286	17,417,975
British American Tobacco Malaysia Bhd	210,200	3,250,982
IOI Corp. Bhd	963,105	1,692,257
PLUS Expressways Bhd	5,182,508	7,757,886
Telekom Malaysia Bhd	7,979,246	10,452,416
Tenaga Nasional Bhd	148,378	333,063
YTL Power International Bhd	13,226,352	9,640,984

		50,545,563

Mexico — 0.2%
America Movil, SA de CV — ADR	215,457	11,608,823
Fomento Economico Mexicano, SA de CV — ADR	50,500	3,357,745

		14,966,568

Netherlands — 0.4%
ASML Holding NV	113,800	4,197,484
CNH Global NV (b)	27,300	1,055,175
ING Groep NV CVA (b)	291,470	3,591,932
Koninklijke KPN NV	447,299	6,505,964
Koninklijke Philips Electronics NV	415,583	10,680,519
Koninklijke Philips Electronics NV, New York Registered Shares	29,181	749,368
LyondellBasell Industries NV — Class A	26,800	1,032,336
Unilever NV	185,160	6,077,067
Unilever NV — ADR	69,100	2,269,935

		36,159,780

Norway — 0.2%
DnB NOR ASA	416,010	5,795,645
Statoil ASA	302,900	7,668,216
Telenor ASA	177,970	2,912,530

		16,376,391

Philippines — 0.0%
Philippine Long Distance Telephone Co. — ADR	64,900	3,507,196

Poland — 0.0%
Powszechny Zaklad Ubezpieczen SA	13,000	1,776,928

Portugal — 0.0%
Zon Multimedia Servicos de Telecomunicacoese Multimedia SGPS SA	525,910	2,441,237

Russia — 1.3%
AFI Development Plc, Class B (b)	194,108	186,344
Federal Hydrogenerating Co. JSC	17,965,600	826,418
See Notes to Consolidated Financial Statements.

JUNE 30, 2011	BLACKROCK VARIABLE SERIES FUNDS, INC.	9

BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Russia (concluded)
Federal Hydrogenerating Co. JSC — ADR	3,530,305	$16,963,116
Federal Hydrogenerating Co. JSC — ADR	17,100	82,264
Federal Hydrogenerating Co. JSC — GDR	14,272,960	656,556
Kuzbassrazrezugol (b)	8,659,275	3,147,646
LSR Group — GDR	171,500	1,354,850
LSR Group — GDR (d)	1,026,600	7,091,753
MMC Norilsk Nickel	226,717	5,940,059
Magnitogorsk Iron & Steel Works — GDR (b)	649,500	7,391,310
Novorossiysk Commercial Sea Port PJSC — GDR (b)	628,150	5,640,787
OAO Gazprom — ADR (b)	778,300	11,324,265
Polyus Gold Co. ZAO — ADR	453,900	14,252,460
Rosneft Oil Co. — GDR	1,207,000	10,162,940
Sberbank	7,076,500	26,041,520
Uralkali — GDR (b)	15,700	706,500
VimpelCom Ltd. — ADR	498,400	6,359,584

		118,128,372

Singapore — 0.8%
CapitaLand Ltd.	1,427,950	3,392,289
DBS Group Holdings Ltd.	371,170	4,440,033
Fraser and Neave Ltd.	1,717,800	8,116,327
Global Logistic Properties Ltd. (b)	1,978,700	3,324,155
Keppel Corp. Ltd.	1,464,860	13,253,540
M1 Ltd.	1,955,330	4,031,983
Noble Group Ltd.	1,431,271	2,304,863
Oversea-Chinese Banking Corp. Ltd.	1,565,800	11,960,125
Raffles Medical Group Ltd.	1,508,800	2,879,474
SembCorp Marine Ltd.	887,100	3,839,015
Singapore Press Holdings Ltd.	762,240	2,422,418
Singapore Telecommunications Ltd.	4,159,730	10,721,845
United Overseas Bank Ltd.	206,200	3,310,572

		73,996,639

South Africa — 0.3%
Anglo Platinum Ltd.	15,927	1,482,074
AngloGold Ashanti Ltd. — ADR	40,700	1,713,063
Harmony Gold Mining Co. Ltd. — ADR	769,300	10,170,146
Impala Platinum Holdings Ltd.	56,500	1,524,614
Katanga Mining Ltd. (b)	1,097,988	1,901,229
Life Healthcare Group Holdings Ltd.	1,558,700	4,054,768
Randgold Resources, Ltd. — ADR	111,500	9,371,575
Sasol Ltd.	27,700	1,461,293

		31,678,762

South Korea — 0.9%
Cheil Industries, Inc.	51,553	6,182,869
Hyundai Motor Co.	32,100	7,156,169
KT Corp.	29,000	1,105,729
KT Corp. — ADR	428,190	8,324,013
KT&G Corp.	124,341	7,733,098
LG Corp.	73,500	5,551,001
LG Display Co. Ltd.	87,500	2,442,267
Mando Corp.	9,500	1,975,433
POSCO	12,487	5,425,051
POSCO — ADR	55,280	6,004,514
SK Telecom Co., Ltd.	51,120	7,732,759
Samsung Electronics Co., Ltd.	22,660	17,612,012
Samsung Fine Chemicals Co., Ltd.	64,900	4,179,461

		81,424,376

Spain — 0.4%
Banco Santander SA	1,012,814	11,667,758
Repsol YPF SA	211,080	7,321,410
Telefonica SA	713,272	17,420,761
Telefonica SA — ADR	119,400	2,924,106

		39,334,035

Switzerland — 1.0%
Garmin Ltd. (a)	33,527	1,107,397
Nestle SA, Registered Shares	452,604	28,164,864
Noble Corp.	23,265	916,874
Novartis AG, Registered Shares	216,892	13,292,684
Roche Holding AG	64,937	10,871,798
Swiss Reinsurance Co., Registered Shares (b)	15,100	847,899
Swisscom AG	15,230	6,981,990
TE Connectivity Ltd.	65,778	2,417,999
Transocean Ltd.	120,260	7,763,986
Tyco International Ltd.	65,208	3,223,231
UBS AG (b)	403,020	7,354,939
Weatherford International Ltd. (b)	333,880	6,260,250
Zurich Financial Services AG (b)	26,578	6,725,288

		95,929,199

Taiwan — 1.0%
ASUSTeK Computer, Inc. (b)	208,448	2,074,689
Catcher Technology Co. Ltd.	441,600	2,795,720
Cheng Shin Rubber Industry Co. Ltd.	1,325,500	3,816,080
Chunghwa Telecom Co. Ltd.	1,793,311	6,170,998
Chunghwa Telecom Co. Ltd. — ADR	351,338	12,138,728
Compal Electronics, Inc.	501,474	616,140
Delta Electronics, Inc.	2,425,141	8,934,137
Far EasTone Telecommunications Co. Ltd.	2,955,000	4,716,343
Formosa Chemicals & Fibre Corp.	893,000	3,332,437
HTC Corp.	561,977	19,001,132
Hon Hai Precision Industry Co., Ltd.	1,102,513	3,795,724
MediaTek, Inc.	284,341	3,097,101
Nan Ya Plastics Corp.	1,081,000	2,891,339
Taiwan Semiconductor Manufacturing Co., Ltd.	5,083,115	12,810,770
Yulon Motor Co. Ltd.	2,457,000	6,050,390

		92,241,728

Thailand — 0.3%
Hana Microelectronics PCL	1,972,938	1,496,158
PTT Chemical PCL	2,329,679	11,146,064
PTT Chemical PCL — ADR	3,400	16,341
PTT Public Company THB10	601,492	6,558,171
Siam Commercial Bank PCL	2,079,668	7,513,203

		26,729,937

Turkey — 0.3%
BIM Birlesik Magazalar AS	162,800	5,291,251
Tupras Turkiye Petrol Rafinerileri AS	201,115	4,939,322
Turk Telekomunikasyon AS	1,083,558	5,728,236
Turkcell Iletisim Hizmet AS (b)	490,317	2,646,084
Turkiye Garanti Bankasi AS	1,461,862	6,633,644

		25,238,537

United Kingdom — 2.8%
Amlin Plc	275,400	1,795,256
Anglo American Plc	249,700	12,383,607
Antofagasta Plc	617,600	13,820,739
AstraZeneca Plc — ADR	17,000	851,190
BG Group Plc	1,279,400	29,049,954
See Notes to Consolidated Financial Statements.

10	BLACKROCK VARIABLE SERIES FUNDS, INC.	JUNE 30, 2011

BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

United Kingdom (concluded)
BP Plc	1,614,468	$11,887,315
BP Plc — ADR	332,000	14,704,280
BT Group Plc	3,458,300	11,213,205
British American Tobacco Plc	126,983	5,568,407
Diageo Plc — ADR	255,869	20,947,995
Ensco Plc — ADR	20,312	1,082,630
GlaxoSmithKline Plc — ADR	27,700	1,188,330
Glencore International Plc (b)	625,200	4,926,769
Guinness Peat Group Plc (b)	6,964,461	4,531,650
HSBC Holdings Plc (a)	1,947,674	19,310,669
HSBC Holdings Plc	461,600	4,590,558
International Power Plc	1,963,800	10,142,532
Lloyds Banking Group Plc (b)	7,566,058	5,945,664
National Grid Plc	1,684,200	16,579,592
Petropavlovsk Plc	100,757	1,180,666
Prudential Plc	135,600	1,565,747
Royal Dutch Shell Plc — ADR	132,874	9,451,328
Scottish & Southern Energy Plc	506,400	11,325,937
Standard Chartered Plc	213,525	5,608,804
Unilever Plc	122,391	3,949,074
Unilever Plc — ADR	76,400	2,474,596
Vallares Plc (b)	551,900	8,902,013
Vodafone Group Plc (b)	5,522,318	14,643,202
Vodafone Group Plc — ADR	366,780	9,800,362

		259,422,071

United States — 32.9%
3M Co.	143,286	13,590,677
ACE Ltd.	337,899	22,240,512
The AES Corp. (b)	446,700	5,690,958
AT&T, Inc.	1,772,394	55,670,896
Abbott Laboratories	366,162	19,267,444
AboveNet, Inc.	232	16,347
Accenture Plc	19,391	1,171,604
Activision Blizzard, Inc.	1,106,300	12,921,584
Adobe Systems, Inc. (b)	89,900	2,827,355
Advanced Micro Devices, Inc. (b)	71,400	499,086
Aetna, Inc.	437,648	19,295,900
Aflac, Inc.	39,300	1,834,524
Agilent Technologies, Inc. (b)	234,710	11,996,028
Albemarle Corp.	18,600	1,287,120
Alcoa, Inc.	881,300	13,977,418
Allergan, Inc.	48,500	4,037,625
Alliance Resource Partners LP	67,659	5,240,190
The Allstate Corp.	92,511	2,824,361
Altera Corp.	28,800	1,334,880
Altria Group, Inc.	353,477	9,335,328
Amdocs Ltd. (b)	35,116	1,067,175
American Eagle Outfitters, Inc. (c)	704,000	8,976,000
American Electric Power Co., Inc.	114,706	4,322,122
American Tower Corp., Class A (b)	174,658	9,139,853
American Water Works Co, Inc.	177,454	5,226,020
Ameriprise Financial, Inc.	18,200	1,049,776
AmerisourceBergen Corp.	208,346	8,625,524
Amgen, Inc.	174,904	10,205,648
Anadarko Petroleum Corp.	192,991	14,813,989
Analog Devices, Inc.	27,300	1,068,522
Apache Corp.	166,954	20,600,454
Apple, Inc. (b)	271,322	91,074,656
Arch Capital Group Ltd. (b)	172,711	5,512,935
Arrow Electronics, Inc. (b)	25,500	1,058,250
Autodesk, Inc. (b)	26,300	1,015,180
Autoliv, Inc.	12,900	1,012,005
Axis Capital Holdings Ltd.	28,699	888,521
BMC Software, Inc. (b)	26,409	1,444,572
Ball Corp.	29,800	1,146,108
Bank of America Corp.	2,437,531	26,715,340
The Bank of New York Mellon Corp.	658,982	16,883,119
Baxter International, Inc.	18,800	1,122,172
Becton Dickinson & Co.	13,500	1,163,295
Biogen Idec, Inc. (b)	16,199	1,731,997
Boeing Co.	254,219	18,794,411
BorgWarner, Inc. (b)	70,200	5,671,458
Bristol-Myers Squibb Co.	1,968,717	57,014,044
Broadcom Corp., Class A (b)	138,726	4,666,743
CA, Inc.	699,139	15,968,335
CMS Energy Corp.	278,423	5,482,149
CNA Financial Corp.	23,300	676,865
CVS Caremark Corp.	383,917	14,427,601
Capital One Financial Corp.	54,200	2,800,514
Cardinal Health, Inc.	26,172	1,188,732
Celgene Corp. (b)	82,200	4,958,304
CenturyLink, Inc.	389,678	15,754,693
Cephalon, Inc. (b)(c)	72,900	5,824,710
Charter Communications, Inc. (b)	2,109	114,434
Chevron Corp.	608,089	62,535,873
Chubb Corp.	151,423	9,480,594
Cigna Corp.	170,884	8,788,564
Cimarex Energy Co.	11,700	1,052,064
Cisco Systems, Inc. (b)(c)	1,988,328	31,037,800
Citigroup, Inc.	726,946	30,270,056
Coach, Inc.	19,500	1,246,635
The Coca-Cola Co.	106,505	7,166,721
Coca-Cola Enterprises, Inc.	39,700	1,158,446
Cognizant Technology Solutions Corp. (b)	41,303	3,029,162
Colgate-Palmolive Co.	171,746	15,012,318
Comcast Corp., Class A	1,077,511	27,304,129
Complete Production Services, Inc. (b)	185,891	6,201,324
Computer Sciences Corp.	35,983	1,365,915
Comverse Technology, Inc. (b)	474,680	3,678,770
ConAgra Foods, Inc.	105,071	2,711,882
ConocoPhillips	464,458	34,922,597
Consol Energy, Inc.	738,623	35,808,443
Consolidated Edison, Inc.	104,300	5,552,932
Constellation Brands, Inc., Class A (b)	126,469	2,633,085
Corning, Inc.	1,123,557	20,392,560
Coventry Health Care, Inc. (b)	31,300	1,141,511
Covidien Plc	118,599	6,313,025
Crown Holdings, Inc. (b)	117,069	4,544,619
DISH Network Corp. (b)	116,469	3,572,104
DaVita, Inc. (b)	108,079	9,360,722
Dell, Inc. (b)(c)	684,440	11,409,615
Devon Energy Corp.	222,293	17,518,911
Dominion Resources, Inc.	99,000	4,778,730
Dr. Pepper Snapple Group, Inc.	73,674	3,089,151
The Dow Chemical Co.	406,669	14,640,084
E.I. du Pont de Nemours & Co.	280,581	15,165,403
EMC Corp. (a)(b)	468,031	12,894,254
EOG Resources, Inc. (c)	90,100	9,419,955
Eastman Chemical Co.	12,900	1,316,703
Eaton Corp.	18,660	960,057
eBay, Inc. (b)	206,087	6,650,427
Edison International	26,500	1,026,875
El Paso Corp.	1,754,106	35,432,955
Electronic Arts, Inc. (b)	383,542	9,051,591
See Notes to Consolidated Financial Statements.

JUNE 30, 2011	BLACKROCK VARIABLE SERIES FUNDS, INC.	11

BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

United States (continued)
Eli Lilly & Co.	172,380	$6,469,421
Endurance Specialty Holdings Ltd.	148,664	6,144,283
Entergy Corp.	95,731	6,536,513
Exelon Corp.	172,715	7,399,111
Expedia, Inc.	26,251	761,016
Exxon Mobil Corp.	1,341,133	109,141,403
FMC Corp.	296,153	25,475,081
Fidelity National Information Services, Inc.	20,190	621,650
Fidelity National Title Group, Inc., Class A	672,805	10,589,951
Fluor Corp.	18,000	1,163,880
Ford Motor Co. (b)	929,900	12,823,321
Forest Laboratories, Inc. (b)	52,495	2,065,153
Freeport-McMoRan Copper & Gold, Inc., Class B	246,208	13,024,403
Freescale Semiconductor Holdings I Ltd. (b)	592,200	10,890,558
General Dynamics Corp.	96,300	7,176,276
General Electric Co.	2,981,789	56,236,541
General Mills, Inc.	326,024	12,134,613
General Motors Co. (b)	501,500	15,225,540
Gilead Sciences, Inc. (b)	251,885	10,430,558
Global Industries Ltd. (b)	841,258	4,610,094
The Goldman Sachs Group, Inc.	143,946	19,157,773
Google, Inc., Class A (b)	77,249	39,117,349
H.J. Heinz Co.	75,675	4,031,964
HCA Holdings, Inc. (b)	143,000	4,719,000
Halliburton Co.	409,817	20,900,667
Harris Corp.	17,748	799,725
HealthSouth Corp. (b)	216,225	5,675,906
Hecla Mining Co. (b)	375,200	2,885,288
Helmerich & Payne, Inc.	18,100	1,196,772
Hess Corp.	167,485	12,521,179
Hewlett-Packard Co.	690,689	25,141,080
Hologic, Inc. (b)	523,401	10,556,998
Humana, Inc.	157,644	12,696,648
Huntington Ingalls Industries Inc. (b)	20,800	717,609
ITC Holdings Corp.	50,100	3,595,677
Ingersoll-Rand Plc	14,400	653,904
Intel Corp.	995,979	22,070,895
International Business Machines Corp.	398,393	68,344,319
International Game Technology	333,465	5,862,315
International Paper Co.	100,647	3,001,294
Intuit, Inc. (b)	22,523	1,168,043
JPMorgan Chase & Co.	740,174	30,302,724
Johnson & Johnson	842,692	56,055,872
KBR, Inc.	251,008	9,460,491
KLA-Tencor Corp. (b)	23,500	951,280
Kinetic Concepts, Inc. (b)	19,300	1,112,259
Kraft Foods, Inc. (c)	557,215	19,630,684
The Kroger Co.	48,200	1,195,360
L-3 Communications Holdings, Inc.	13,000	1,136,850
Lam Research Corp. (b)	19,200	850,176
Leucadia National Corp.	30,400	1,036,640
Lexmark International, Inc., Class A (b)	66,774	1,953,807
Liberty Global, Inc. (b)	28,400	1,279,136
Life Technologies Corp. (b)	174,354	9,078,613
Limited Brands, Inc.	36,918	1,419,497
Lincoln National Corp.	36,000	1,025,640
Lockheed Martin Corp.	179,341	14,521,241
Lorillard, Inc.	40,983	4,461,819
Lubrizol Corp.	10,143	1,361,901
Macy’s, Inc.	29,800	871,352
Marathon Oil Corp.	313,832	16,532,670
Marco Holdings Bhd	263	—
Marvell Technology Group Ltd. (b)(c)	278,500	4,112,052
MasterCard, Inc., Class A (c)	17,400	5,243,316
Mattel, Inc.	276,868	7,611,101
McDermott International, Inc. (b)	469,944	9,309,591
McDonald’s Corp.	118,865	10,022,697
The McGraw-Hill Cos., Inc.	28,500	1,194,435
McKesson Corp.	136,769	11,440,727
Mead Johnson Nutrition Co.	249,456	16,850,753
MeadWestvaco Corp.	36,585	1,218,646
Medco Health Solutions, Inc. (b)	258,731	14,623,476
Medtronic, Inc.	457,567	17,630,056
Merck & Co., Inc.	921,410	32,516,559
MetLife, Inc.	78,583	3,447,436
MetroPCS Communications, Inc. (b)	208,400	3,586,564
Mettler-Toledo International, Inc. (b)	31,836	5,369,778
Micron Technology, Inc. (b)	77,300	578,204
Microsoft Corp.	2,949,467	76,686,142
Molson Coors Brewing Co., Class B	21,200	948,488
Morgan Stanley	451,821	10,396,401
Motorola Mobility Holdings, Inc. (b)	270,100	5,953,004
Motorola Solutions, Inc.	120,677	5,555,969
Murphy Oil Corp.	14,000	919,240
Mylan, Inc. (b)	466,278	11,503,078
NCB Holdings Ltd.	2,150	—
NII Holdings, Inc. (b)	19,400	822,172
NRG Energy, Inc. (b)	90,751	2,230,660
National Oilwell Varco, Inc.	315,270	24,657,267
Newmont Mining Corp.	376,889	20,340,699
News Corp., Class A	414,437	7,335,535
NextEra Energy, Inc.	279,669	16,069,781
Northrop Grumman Corp.	131,102	9,091,924
Occidental Petroleum Corp.	380,193	39,555,280
Oceaneering International, Inc.	26,000	1,053,000
Oracle Corp.	926,838	30,502,239
PACCAR, Inc.	54,900	2,804,841
PG&E Corp.	125,518	5,275,522
PPG Industries, Inc.	12,200	1,107,638
PPL Corp.	356,380	9,918,055
Pall Corp.	56,103	3,154,672
Parker Hannifin Corp.	11,448	1,027,343
PartnerRe Ltd.	33,232	2,288,023
PerkinElmer, Inc.	141,943	3,819,686
Perrigo Co.	97,100	8,532,177
Pfizer, Inc.	2,333,925	48,078,855
Philip Morris International, Inc.	249,993	16,692,033
Platinum Underwriters Holdings Ltd.	70,554	2,345,215
Polo Ralph Lauren Corp.	9,455	1,253,828
Polycom, Inc. (b)	200,391	12,885,141
Praxair, Inc.	50,025	5,422,210
Precision Castparts Corp.	69,723	11,479,892
Principal Financial Group, Inc.	84,609	2,573,806
The Procter & Gamble Co.	483,513	30,736,921
The Progressive Corp.	198,303	4,239,718
Pulte Group, Inc. (b)(c)	899,500	6,890,170
QEP Resources, Inc.	290,900	9,968,089
QUALCOMM, Inc.	734,608	41,718,388
Quicksilver Resources, Inc. (b)	965,770	14,254,765
Raytheon Co.	123,682	6,165,548
Reinsurance Group of America, Inc.	17,600	1,071,136
See Notes to Consolidated Financial Statements.

12	BLACKROCK VARIABLE SERIES FUNDS, INC.	JUNE 30, 2011

BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

United States (concluded)
RenaissanceRe Holdings Ltd.	70,867	$4,957,147
Ross Stores, Inc.	10,533	843,904
Ryder System, Inc.	19,745	1,122,503
SM Energy Co. (c)	189,308	13,910,352
Safeway, Inc.	22,051	515,332
SanDisk Corp. (b)(c)	178,539	7,409,368
Sara Lee Corp. (c)	820,662	15,584,371
Schlumberger Ltd.	417,440	36,066,816
Sempra Energy	56,900	3,008,872
Simon Property Group, Inc.	50,272	5,843,115
The Southern Co.	402,738	16,262,560
Southwest Airlines Co.	53,800	614,396
Spirit Aerosystems Holdings, Inc., Class A (b)	433,636	9,539,992
The St. Joe Co. (b)	1,232,484	25,684,967
State Street Corp.	199,062	8,975,706
SunTrust Banks, Inc.	97,700	2,520,660
Symantec Corp. (b)(c)	532,929	10,509,360
TRW Automotive Holdings Corp. (b)	19,300	1,139,279
Teradata Corp. (b)	31,957	1,923,811
Texas Instruments, Inc.	446,640	14,663,191
Thermo Fisher Scientific, Inc. (b)	177,781	11,447,319
Time Warner Cable, Inc.	54,343	4,240,928
Time Warner, Inc.	108,763	3,955,710
Torchmark Corp.	16,600	1,064,724
The Travelers Cos., Inc.	329,679	19,246,660
U.S. Bancorp	733,611	18,714,417
Union Pacific Corp. (e)	358,877	37,466,759
United Technologies Corp. (c)	206,751	18,299,531
UnitedHealth Group, Inc.	278,108	14,344,811
Unum Group	23,088	588,282
Urban Outfitters, Inc. (b)(c)	27,800	782,570
Valero Energy Corp.	363,651	9,298,556
Validus Holdings Ltd.	106,201	3,286,921
Vanguard Health Systems, Inc. (b)	228,200	3,918,194
VeriSign, Inc.	31,732	1,061,753
Verizon Communications, Inc.	805,657	29,994,610
Viacom, Inc., Class B	269,692	13,754,292
Visa, Inc., Class A	82,500	6,951,450
Wal-Mart Stores, Inc.	523,365	27,811,616
Walt Disney Co.	273,900	10,693,056
Waters Corp. (b)	100,026	9,576,489
WellPoint, Inc. (b)	320,341	25,233,261
Wells Fargo & Co.	1,000,955	28,086,797
Western Digital Corp. (b)	52,932	1,925,666
The Western Union Co.	48,200	965,446
Whiting Petroleum Corp. (b)	75,900	4,319,469
Williams Cos., Inc.	29,501	892,405
Wisconsin Energy Corp.	87,662	2,748,204
Wyndham Worldwide Corp.	23,100	777,315
XL Group Plc	1,004,187	22,072,030
Xerox Corp.	988,693	10,292,294

		3,018,861,587

Total Common Stocks — 62.7%		5,759,788,980

Fixed Income Securities

		Par
Asset-Backed Securities		(000)	Value

United States — 0.0%
Latitude CLO, Ltd., Series 2005-1I, Class SUB, 0.00%, 12/15/17 (f)	USD	300	$168,000

Total Asset-Backed Securities — 0.0%			168,000

Corporate Bonds

Argentina — 0.0%
Empresa Distribuidora Y Comercializadora Norte, 9.75%, 10/25/22 (d)		1,027	1,034,703

Australia — 0.1%
TFS Corp. Ltd., 11.00%, 7/15/18 (d)		9,765	9,640,117

Brazil — 0.3%
Cosan Finance Ltd., 7.00%, 2/01/17 (d)		285	307,800
Hypermarcas SA, 6.50%, 4/20/21 (d)		3,540	3,535,575
OGX Petroleo e Gas Participacoes SA, 8.50%, 6/01/18 (d)		13,160	13,535,060
Odebrecht Drilling Norbe VIII/IX, Ltd., 6.35%, 6/30/21 (d)		6,208	6,549,440

			23,927,875

Canada — 0.3%
Daylight Resources Trust, 6.25%, 12/31/14 (g)	CAD	3,034	3,279,532
PetroBakken Energy, Ltd., 3.13%, 2/08/16 (g)	USD	13,300	12,568,500
Sino-Forest Corp. (g):
5.00%, 8/01/13		2,000	940,000
5.00%, 8/01/13 (d)		9,013	4,236,110
Valeant Pharmaceuticals International, 6.88%, 12/01/18 (d)	USD	1,164	1,140,720
Viterra, Inc., 5.95%, 8/01/20 (d)		4,993	5,077,372

			27,242,234

Chile — 0.1%
Inversiones Alsacia SA, 8.00%, 8/18/18 (d)		8,686	8,243,979

China — 0.2%
Celestial Nutrifoods Ltd., 0.00%, 6/12/49 (f)(g)(h)	SGD	11,400	1,392,168
China Milk Products Group Ltd., 63.84%, 1/05/12 (f)(g)	USD	4,800	1,536,000
China Petroleum & Chemical Corp., Series SINO, 118.84%, 4/24/14 (f)(g)	HKD	76,230	11,240,979

			14,169,147

Europe — 0.1%
European Investment Bank:
4.38%, 4/15/13	EUR	5,050	7,631,052
Series 1158/0100, 3.63%, 10/15/11		2,072	3,023,610

			10,654,662
See Notes to Consolidated Financial Statements.

JUNE 30, 2011	BLACKROCK VARIABLE SERIES FUNDS, INC.	13

BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value

Germany — 0.2%
Fresenius Finance Jersey, Ltd., Series FME, 5.63%, 8/14/11 (g)		7,350	$15,433,653

Hong Kong — 0.2%
FU JI Food and Catering Services Holdings Ltd., 0.00%, 10/18/10 (b)(f)(g)(h)	CNY	13,100	364,790
Hongkong Land CB 2005 Ltd., 2.75%, 12/21/12 (g)	USD	1,600	2,952,000
Hutchison Whampoa International Ltd.:
(03/33), 6.25%, 1/24/14		1,710	1,888,161
(09/16), 4.63%, 9/11/15 (d)		6,900	7,332,450
(09/16), 4.63%, 9/11/15		5,567	5,933,643

			18,471,044

India — 0.5%
REI Agro Ltd. (g):
5.50%, 11/13/14		1,450	1,493,500
5.50%, 11/13/14 (d)		6,845	7,050,350
Reliance Communications Ltd., 0.00%, 3/01/12 (f)(g)		11,700	13,689,000
Suzlon Energy Ltd. (f)(g):
49.03%, 6/12/12	USD	4,325	5,838,750
8.71%, 7/25/14		6,225	5,478,000
33.43%, 10/11/12		5,825	6,757,000
Tata Steel Ltd., 1.00%, 9/05/12 (g)		4,300	5,160,000

			45,466,600

Indonesia — 0.0%
Bumi Investment Pte Ltd., 10.75%, 10/06/17 (d)		3,406	3,869,897

Ireland — 0.0%
Ono Finance II Plc, 10.88%, 7/15/19 (d)	USD	1,039	1,106,535

Japan — 0.0%
The Mie Bank Ltd., Series 2, 1.00%, 10/31/11 (g)	JPY	17,000	210,771
Nagoya Railroad Co. Ltd., Series 9, 0.00%, 3/30/12 (f)(g)		14,000	173,409

			384,180

Luxembourg — 0.3%
Evraz Group SA:
8.25%, 11/10/15	USD	1,385	1,543,416
9.50%, 4/24/18 (d)		3,360	3,872,400
Gaz Capital SA, 2.89%, 11/15/12	JPY	300,000	3,652,909
Intelsat Jackson Holdings SA, 7.50%, 4/01/21 (d)	USD	6,568	6,526,950
Subsea 7 SA, Series ACY, 2.25%, 10/11/13 (g)		1,800	2,196,902
TNK-BP Finance SA:
7.50%, 7/18/16 (d)		1,679	1,909,862
6.63%, 3/20/17 (d)		7,850	8,506,260
Series 2, 7.50%, 7/18/16		1,015	1,140,606

			29,349,305

Malaysia — 0.3%
Berjaya Land Bhd, 8.00%, 8/15/11 (g)	MYR	13,080	4,298,445
IOI Capital Bhd, Series IOI, 13.35%, 12/18/11 (f)(g)	USD	6,586	8,624,367
Johor Corp., Series P3, 3.66%, 7/31/12	MYR	22,247	9,301,817
Paka Capital Ltd., 3.76%, 3/12/13 (g)	USD	3,600	3,589,560

			25,814,189

Mexico — 0.3%
BBVA Bancomer SA (d):
7.25%, 4/22/20	USD	1,306	1,371,300
6.50%, 3/10/21		7,847	8,003,940
Pemex Project Funding Master Trust, Series 13, 6.63%, 6/15/35		5,138	5,415,575
Petroleos Mexicanos, 6.00%, 3/05/20		8,490	9,317,775

			24,108,590

Singapore — 1.1%
CapitaLand Ltd. (g):
2.10%, 11/15/16	SGD	10,750	8,663,688
3.13%, 3/05/18		27,500	23,582,722
2.95%, 6/20/22		27,000	20,909,998
Keppel Land Ltd., 2.50%, 6/23/13 (g)		4,800	3,913,213
Olam International Ltd., 6.00%, 10/15/16 (g)	USD	11,500	14,748,750
Wilmar International Ltd., 8.61%, 12/18/12 (g)		6,800	8,659,800
Yanlord Land Group Ltd.:
5.85%, 7/13/14 (g)	SGD	10,250	8,445,698
9.50%, 5/04/17 (d)	USD	4,820	4,916,400
Ying Li International Real Estate Ltd., 4.00%, 3/03/15	SGD	10,750	7,701,701

			101,541,970

South Korea — 0.3%
Hana Bank, 4.50%, 10/30/15 (d)	USD	2,182	2,280,461
Hyundai Capital Services, Inc., 4.38%, 7/27/16 (d)		1,783	1,828,329
Hyundai Motor Manufacturing Czech sro, 4.50%, 4/15/15 (d)		2,226	2,322,635
Korea Electric Power Corp.:
5.13%, 4/23/34		5,723	6,041,124
7.94%, 4/01/96 (i)		4,406	3,135,125
Zeus Cayman, 0.00%, 8/19/13 (f)(g)	JPY	1,302,000	16,332,616

			31,940,290

Sweden — 0.0%
Svensk Exportkredit AB, 10.50%, 9/29/15 (k)	TRY	1,397	878,221

Switzerland — 0.3%
Credit Suisse/Nassau, 10.25%, 7/17/22	IDR	38,667,200	5,207,931
UBS AG, 4.88%, 8/04/20	USD	22,110	22,363,093

			27,571,024

Trinidad — 0.0%
Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 8/14/19 (d)	USD	1,583	1,911,473
See Notes to Consolidated Financial Statements.

14	BLACKROCK VARIABLE SERIES FUNDS, INC.	JUNE 30, 2011

BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value

United Arab Emirates — 0.5% Aldar Funding, Ltd., 5.77%, 11/10/11 (g)	USD	3,100	$3,114,508
Dana Gas Sukuk, Ltd., 7.50%, 10/31/12 (g)		38,990	36,348,428
Pyrus Ltd., 7.50%, 12/20/15 (d)(g)		7,200	7,516,807

			46,979,743
United Kingdom — 0.4%
Anglo American Plc, Series AAL, 4.00%, 5/07/14 (g)		1,000	1,832,250
BP Capital Markets Plc, 3.13%, 10/01/15		2,883	2,959,962
Essar Energy Invest Ltd., 4.25%, 2/01/16 (g)		700	612,766
Essar Energy Plc, 4.25%, 2/01/16		8,100	7,458,480
Lloyds TSB Bank Plc, 13.00%, 1/29/49 (m)	GBP	10,148	20,765,979
Petropavlovsk 2010 Ltd., 4.00%, 2/18/15 (g)	USD	2,600	2,570,102

			36,199,539
United States — 3.0%
Advanced Micro Devices, Inc.:
6.00%, 5/01/15 (g)		17,444	17,683,855
8.13%, 12/15/17		1,965	2,053,425
Alberto-Culver Co., 5.15%, 6/01/20		1,172	1,275,825
Ally Financial, Inc., 4.50%, 2/11/14		14,180	14,180,000
Amylin Pharmaceuticals, Inc., 3.00%, 6/15/14 (g)		8,557	7,744,085
Building Materials Corp. of America, 6.88%, 8/15/18 (d)		1,505	1,535,100
CF Industries, Inc., 7.13%, 5/01/20		2,616	3,044,370
Calpine Corp. (d):
7.88%, 7/31/20		2,386	2,493,370
7.50%, 2/15/21		1,024	1,044,480
Chesapeake Energy Corp., 2.50%, 5/15/37 (g)		9,252	9,737,730
Chrysler Group LLC/CG Co-Issuer, Inc. (d):
8.00%, 6/15/19		8,244	8,099,730
8.25%, 6/15/21		8,244	8,079,120
Consol Energy, Inc., 8.00%, 4/01/17		11,205	12,213,450
Crown Cork & Seal Co., Inc., 7.50%, 12/15/96		375	298,125
DJO Finance LLC, 9.75%, 10/15/17 (d)		660	669,900
DaVita, Inc.:
6.38%, 11/01/18		2,321	2,350,013
6.63%, 11/01/20		3,163	3,218,352
EH Holding Corp. (d):
6.50%, 6/15/19	USD	5,487	5,583,022
7.63%, 6/15/21		1,577	1,608,540
Ford Motor Credit Co. LLC:
7.00%, 4/15/15		3,365	3,634,735
8.00%, 12/15/16		2,187	2,459,251
6.63%, 8/15/17		2,019	2,146,280
5.75%, 2/01/21		4,447	4,441,526
Gilead Sciences, Inc. (g):
1.63%, 5/01/16 (d)		1,996	2,312,865
Series B, 0.63%, 5/01/13		9,541	11,318,011
HSBC Finance Corp., 6.68%, 1/15/21 (d)		1,475	1,513,369
The Hertz Corp., 7.50%, 10/15/18 (d)		1,259	1,296,770
Hologic, Inc., Series 2010, 2.00%, 12/15/37 (g) (j)		15,867	18,128,047
Intel Corp. (g):
2.95%, 12/15/35		6,949	7,183,529
3.25%, 8/01/39		13,585	16,573,700
Kinetic Concepts, Inc., 3.25%, 4/15/15 (d)(g)		1,220	1,557,025
Kraft Foods, Inc., 4.13%, 2/09/16		5,138	5,494,048
Lam Research Corp., 1.25%, 5/15/18 (d)(g)		1,313	1,303,153
Linn Energy LLC, 7.75%, 2/01/21 (d)		5,298	5,509,920
McMoRan Exploration Co. (g):
5.25%, 10/06/11 (d)		325	381,063
5.25%, 10/06/11		1,965	2,303,963
Morgan Stanley, 3.80%, 4/29/16		2,727	2,695,334
Mylan, Inc.:
1.25%, 3/15/12 (g)		6,997	7,784,162
3.75%, 9/15/15		3,683	7,241,699
NRG Energy, Inc., 8.25%, 9/01/20		1,458	1,487,160
Omnicare, Inc., 3.75%, 12/15/25 (g)		8,116	10,824,715
Omnicare Capital, 4.00%, 6/15/33		3,275	3,144,728
Phibro Animal Health Corp., 9.25%, 7/01/18 (d)		694	732,170
Reliance Holdings USA, Inc.,
4.50%, 10/19/20 (d)		4,124	3,853,136
SBA Communications Corp. (g):
1.88%, 5/01/13		3,676	4,039,005
4.00%, 10/01/14		3,694	5,180,835
SM Energy Co., 3.50%, 4/01/27 (g)		4,442	6,263,220
SanDisk Corp., 1.00%, 5/15/13 (g)		16,216	15,668,710
SonoSite, Inc., 3.75%, 7/15/14 (g)		2,333	2,677,117
SunGard Data Systems, Inc., 7.38%, 11/15/18		3,920	3,920,000
Texas Industries, Inc., 9.25%, 8/15/20	USD	5,851	5,660,842
Thermo Fisher Scientific, Inc., 3.20%, 5/01/15		2,476	2,573,832
Valeant Pharmaceuticals International, 6.75%, 10/01/17 (d)		1,509	1,478,820

			275,695,232

Total Corporate Bonds — 8.5%			781,634,202

Floating Rate Loan Interests (k)
Indonesia — 0.1%
PT Multi Daerah Bersaing, Facility A Term Loan, 7.30%, 4/13/12		4,613	4,626,769
Spain — 0.1%
Globalspace Energy Investments SA, Term Loan B, 12/01/15		6,832	6,832,000
United States — 0.2%
Capsugel Healthcare Ltd., Unsecured Bridge Loan, 4/05/12		4,860	—
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/30/15		16,747	16,914,100
Vodafone Americas Finance 2, Term Loan B, 7/11/16		6,898	6,898,000

			23,812,100

Total Floating Rate Loan Interests — 0.4%			35,270,869

See Notes to Consolidated Financial Statements.

JUNE 30, 2011	BLACKROCK VARIABLE SERIES FUNDS, INC.	15

BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

		Par
Foreign Agency Obligations		(000)	Value

Australia Government Bond, 5.50%, 12/15/13	AUD	25,000	$27,292,094
Brazil Notas do Tesouro Nacional:
Series B, 6.00%, 5/15/15	BRL	17,472	22,536,284
Series F, 10.00%, 1/01/17		105,226	57,960,956
Series F, 10.00%, 1/01/21		89,721	47,502,443
Bundesrepublik Deutschland:
4.25%, 7/04/17	EUR	65,225	103,694,644
3.50%, 7/04/19		52,728	80,263,727
Canadian Government Bond:
4.00%, 6/01/16	CAD	10,112	11,297,089
3.50%, 6/01/20		11,861	12,758,400
Deutsche Bundesrepublik Inflation Linked, Series I/L, 1.50%, 4/15/16	EUR	5,755	8,679,003
Export-Import Bank of Korea, 4.13%, 9/09/15	USD	12,575	13,092,210
Federal Republic of Germany:
1.50%, 9/21/12		1,815	1,841,960
1.50%, 9/21/12 (d)		19,166	19,450,692
Hong Kong Government Bond:
4.10%, 2/22/13	HKD	54,650	7,469,676
2.03%, 3/18/13		172,450	22,815,181
1.67%, 3/24/14		32,850	4,353,498
Hungarian Government Bond, 4.40%, 9/25/14		300	418,187
Korea Development Bank:
4.38%, 8/10/15	USD	8,357	8,771,691
4.00%, 9/09/16		8,704	8,900,989
Kreditanstalt fuer Wiederaufbau, Series DTE, 3.25%, 6/27/13 (g)	EUR	13,500	20,467,775
Malaysia Government Bond:
3.46%, 7/31/13	MYR	34,471	11,485,870
Series 0109, 2.51%, 8/27/12		107,221	35,347,278
Series 1/01, 3.83%, 9/28/11		13,602	4,521,243
Netherlands Government Bond, 3.75%, 7/15/14	EUR	4,300	6,556,156
New Zealand Government Bond, Series 216, 4.50%, 2/15/16	NZD	1,755	2,344,021
Poland Government Bond, 3.00%, 8/24/16	PLN	25,465	11,494,695
Turkey Government Bond:
10.00%, 1/09/13	TRY	3,842	2,402,730
10.50%, 1/15/20		32,778	21,468,277
4.00%, 4/01/20		7,265	4,908,513
Ukraine Government International Bond (d):
6.88%, 9/23/15	USD	1,517	1,566,302
7.75%, 9/23/20		3,673	3,810,737
United Kingdom Gilt:
4.00%, 9/07/16	GBP	27,800	48,513,202
4.75%, 3/07/20		58,215	104,039,043
Vietnam Government International Bond, 6.75%, 1/29/20		4,350	4,524,000

Total Foreign Agency Obligations — 8.1%			742,548,566

Non-Agency Mortgage-Backed Securities

Commercial Mortgage-Backed Securities — 0.2%
Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN, 1.94%, 11/15/15 (d)(k)	USD	21,247	19,711,363

Total Non-Agency Mortgage-Backed Securities — 0.2%			19,711,363

	Par
US Treasury Obligations	(000)	Value

US Treasury Inflation Indexed Bonds, 2.38%, 1/15/27	12,793	$14,587,452
US Treasury Notes:
2.63%, 12/31/14 (l)	67,771	71,434,414
2.25%, 1/31/15 (e)	89,765	93,404,701
2.38%, 2/28/15 (e)	66,274	69,235,785
2.50%, 3/31/15 (e)	77,661	81,471,049
2.25%, 3/31/16	88,433	90,954,595
3.50%, 5/15/20 (e)	148,137	154,652,483
2.63%, 8/15/20 (e)	120,427	116,569,506

Total US Treasury Obligations — 7.6%		692,309,985

Total Fixed Income Securities — 24.8%		2,271,642,985

Investment Companies	Shares

United States — 3.3%
Consumer Staples Select Sector SPDR Fund	260,662	8,140,474
ETFS Gold Trust (b)	223,340	33,257,559
ETFS Palladium Trust (b)	76,260	5,757,630
ETFS Platinum Trust (b)	64,373	11,016,152
Energy Select Sector SPDR Fund	658,822	49,642,238
Health Care Select Sector SPDR Fund	261,014	9,271,217
iShares Dow Jones US Telecommunications Sector Index Fund (n)	143,903	3,583,185
iShares Gold Trust (b)(n)	1,961,315	28,713,652
iShares Silver Trust (b)(n)	377,751	12,786,871
SPDR Gold Shares (b)	896,638	130,891,215
Technology Select Sector SPDR Fund	417,600	10,732,320
Utilities Select Sector SPDR Fund	30,700	1,027,836
Vanguard Telecommunication Services ETF	4,200	299,292

		305,119,641
Vietnam — 0.1%
Vietnam Enterprise Investments Ltd., R Shares (b)	380,361	684,650
Vinaland, Ltd. (b)	2,627,300	2,042,726

		2,727,376

Total Investment Companies — 3.4%		307,847,017

Preferred Securities

Capital Trusts
Switzerland — 0.1%
Credit Suisse Group Guernsey I Ltd., 7.88%, 2/24/41 (k)	5,237	5,381,018

Total Capital Trusts — 0.1%		5,381,018

Preferred Stocks

Switzerland — 0.1%
UBS AG, 9.38% (g)	246,025	6,650,056
United Kingdom — 0.1%
HSBC Holdings Plc, 8.00%	217,500	5,911,650
See Notes to Consolidated Financial Statements.

16	BLACKROCK VARIABLE SERIES FUNDS, INC.	JUNE 30, 2011

BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Preferred Stocks		Shares	Value

United States — 0.5%
Bunge, Ltd., 4.88% (g)		18,647	$1,871,226
Chesapeake Energy Corp., 5.75% (d)(g)		16,375	20,632,500
General Motors Co., 4.75%		243,500	11,868,190
Health Care Reit, Inc. (g)		109,000	5,614,590
PPL Corp., 8.75% (g)		108,600	5,963,226
SandRidge Energy, Inc.,7.00% (d)(g)		37,500	6,145,313
XL Group Plc, 10.75% (g)		57,583	1,713,670

			53,808,715

Total Preferred Stocks — 0.7%			66,370,421

Trust Preferreds

United States — 0.2%
Citigroup Capital XIII, 7.88% (k)		4,417,850	4,909,116
GMAC Capital Trust I, Series 2, 8.13% (g)(k)		11,800,000	11,779,595

			16,688,711

Total Trust Preferreds — 0.2%			16,688,711

Total Preferred Securities — 1.0%			88,440,150

Warrants (o)

Canada — 0.0%
Kinross Gold Corp.
(Expires 9/13/13)		37,568	44,406
United States — 0.1%
Bank of America Corp.
(Expires 1/16/19)		295,847	1,638,992
Citigroup, Inc. (Expires 10/28/18)		239,075	27,494
Ford Motor Co. (Expires 1/01/13)		560,613	2,937,612

			4,604,098

Total Warrants — 0.1%			4,648,504

Total Long-Term Investments (Cost — $7,396,821,344) — 92.0%			8,432,367,636

		Par
Short-Term Securities		(000)

Foreign Agency Obligations — 0.6%
Bank Negara Malaysia Monetary Notes, 2.70%, 9/15/11 (p)	MYR	81,592	26,871,410
Mexico Cetes (p):
4.49%, 8/11/11	MXN	134,500	11,429,069
9.84%, 8/11/11		135,279	11,495,327
9.85%, 8/11/11		67,250	5,714,691
4.50%, 9/08/11		133,847	11,335,231
4.49%, 9/22/11		65,362	5,525,759
4.66%, 9/22/11		135,188	11,424,910

			83,796,397

		Shares

Money Market Funds — 0.1%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (n)(q)		3,514,885	3,514,885

		Beneficial
		Interest
		(000)	Value

BlackRock Liquidity Series, LLC Money Market Series, 0.10% (n)(q)(r)	USD	9,893	9,893,015

		Par
		(000)

Time Deposits
Australia — 0.0%
Brown Brothers Harriman & Co., 3.62%, 7/01/11	AUD	1	$1,335
Canada — 0.0%
Brown Brothers Harriman & Co., 0.23%, 7/06/11	CAD	126	130,856
Europe — 0.0%
Brown Brothers Harriman & Co., 0.33%, 7/01/11	EUR	1	2,058
Hong Kong — 0.0%
Citibank N.A., 0.01%, 7/06/11	HKD	3,289	422,647
Japan — 0.0%
JPMorgan Chase & Co., 0.01%, 7/01/11	JPY	155,064	1,926,138
South Africa — 0.0%
Brown Brothers Harriman & Co., 3.72%, 7/01/11	ZAR	310	45,794
United Kingdom — 0.0%
JPMorgan Chase & Co., 0.10%, 7/01/11	GBP	973	1,561,816

			4,090,644
US Treasury Obligations — 6.8%
US Treasury Bills: (p)
0.04%, 7/21/11	USD	6,785	6,784,849
0.03%, 8/25/11		3,100	3,099,844
0.04%, 8/25/11		10,300	10,299,371
0.05%, 8/25/11		24,130	24,128,157
0.03%, 9/01/11		29,195	29,193,743
0.04%, 9/01/11		7,820	7,819,448
0.06%, 9/01/11		191,000	190,980,263
0.02%, 9/08/11		3,750	3,749,827
0.02%, 9/08/11		5,120	5,119,774
0.02%, 9/08/11		14,150	14,149,458
0.03%, 9/08/11		15,230	15,229,080
0.04%, 9/08/11		12,030	12,029,193
0.04%, 9/08/11		2,700	2,699,793
0.04%, 9/08/11		18,500	18,498,493
0.05%, 9/08/11		70,000	69,993,627
0.05%, 9/08/11		36,400	36,396,512
0.01%, 9/15/11		5,200	5,199,885
0.03%, 9/15/11		24,200	24,198,289
0.03%, 9/15/11		7,600	7,599,543
0.06%, 9/15/11		1,600	1,599,814
0.01%, 9/29/11		27,040	27,039,020
0.02%, 9/29/11		16,900	16,899,197
0.03%, 9/29/11		84,700	84,694,706
0.03%, 9/29/11		2,820	2,819,788

			620,221,674

Total Short-Term Securities (Cost — $719,932,564) — 7.8%			721,516,615

See Notes to Consolidated Financial Statements.

JUNE 30, 2011	BLACKROCK VARIABLE SERIES FUNDS, INC.	17

BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Options Purchased	Contracts	Value

Exchange-Traded Call Options — 0.0%
General Mills, Inc., Strike Price USD 38.00, Expires 7/16/11	1,011	$10,110
JPMorgan Chase & Co., Strike Price USD 43.00, Expires 8/20/11	2,188	133,468
Wells Fargo & Co., Strike Price USD 28.00, Expires 10/22/11	3,430	601,965

		745,543
Exchange-Traded Put Options — 0.1%
S&P 500 Index:
Strike Price USD 1,260.00, Expires 7/16/11	3,210	810,525
Strike Price USD 1,260.00, Expires 8/20/11	2,120	2,703,000
Strike Price USD 1,275.00, Expires 8/20/11	660	1,032,900
Strike Price USD 1,250.00, Expires 9/17/11	2,575	4,802,375
SPDR Gold Trust:
Strike Price USD 145.00, Expires 7/16/11	621	70,794
Strike Price USD 143.00, Expires 8/20/11	1,515	267,397
Strike Price USD 127.00, Expires 9/17/11	1,233	35,141
Strike Price USD 132.00, Expires 9/30/11	1,400	91,700
Strike Price USD 135.00, Expires 12/17/11	615	142,680
Strike Price USD 125.00, Expires 1/21/12	924	101,640

		10,058,152
Over-the-Counter Call Options — 0.1%
MSCI Europe Excluding United Kingdom Index:
Strike Price USD 104.71, Expires 6/15/12, Broker Goldman Sachs Bank USA	198	1,098,595
Strike Price USD 102.90, Expires 6/15/12, Broker Deutsche Bank AG	92	629,867
Strike Price USD 1.34, Expires 9/30/11, Broker UBS AG	87,768	581,024
Taiwan Taiex Index:
Strike Price USD 9,041.74, Expires 9/19/12, Broker JPMorgan Chase Bank NA	29	344,720
Strike Price USD 9,047.46, Expires 9/19/12, Broker Citibank NA	43	614,001
Strike Price USD 8,818.93, Expires 3/20/13, Broker Citibank NA	29	687,332
Strike Price USD 8,807.55, Expires 6/19/13, Broker JPMorgan Chase Bank NA	29	1,105,734
Strike Price USD 8,646.24, Expires 9/18/13, Broker Credit Suisse International	25	468,043
Strike Price USD 8,807.55, Expires 9/18/13, Broker Credit Suisse International	15	477,505
Strike Price USD 8,646.11, Expires 12/18/13, Broker JPMorgan Chase Bank NA	50	997,233

		7,004,054
Over-the-Counter Put Options — 0.0%
KOSPI Index, Strike Price USD 230.71, Expires 12/08/11, Broker Citibank NA	49,000	126,812
SPDR Gold Trust:
Strike Price USD 137.00, Expires 11/19/11, Broker UBS AG	62	154,189
Strike Price USD 129.11, Expires 1/20/12, Broker JPMorgan Chase NA	117	199,514

		480,515

Total Options Purchased (Cost — $40,795,472) — 0.2%		18,288,264

Total Investments Before Structured Options and Options Written (Cost — $8,157,549,379*) — 100.0%		9,172,172,515

Over-the-Counter Structured Options	Units

United States — 0.0%
Brazil BOVESPA Index Initial Reference Strike Price 66,514, one written put strike 53,246, one call strike 63,229, Expires 10/13/11, Broker Goldman Sachs Bank USA	328	626,332
DJ Euro Stoxx 50 Index:
Initial Reference Strike Price 2,901.28, one written put strike 2,437.08, one call strike 3,069.55, Expires 7/11/11, Broker Credit Suisse International	5,675	14,316
Initial Reference Strike Price 2,901.28, one written put strike 2,437.08, one call strike 3,069.55, Expires 12/16/11, Broker UBS AG	4,309	2,200
Initial Reference Strike Price 2,958.17, one written put strike 2,662.35, one written call strike 3,401.89, one call strike 2,958.17, Expires 4/04/12, Broker Credit Suisse International	9,479	(386,108)
Initial Reference Strike Price 3,011.25, one written put strike 2,747.77, one call strike 3,011.25, Expires 6/15/12, Broker JPMorgan Chase Bank NA	4,427	(450,759)
iShares Russell 2000 Index Fund, one written put strike 65.72, one written call strike 87.28, one put strike 78.04, Expires 10/12/11, Broker Goldman Sachs Bank USA	198,418	65,477
MSCI EAFE Index Initial Reference Strike Price 1,621.56, one written put strike 1,621.56, one call strike 1,621.56, Expires 12/16/11, Broker Goldman Sachs Bank USA	4,171	473,244
See Notes to Consolidated Financial Statements.

18	BLACKROCK VARIABLE SERIES FUNDS, INC.	JUNE 30, 2011

BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Over-the-Counter Structured Options	Units	Value

United States (concluded)
MSCI EM Index Initial Reference Strike Price 1,128.89, one written put strike 1,128.89, 1.066 calls strike 1,128.89, Expires 12/14/11, Broker JPMorgan Chase Bank NA	12,003	$216,272
MSCI Europe excluding United Kingdom Index:
Initial Reference Strike Price 96.02, one written put strike 89.97, one call strike 96.02, Expires 9/16/11, Broker Goldman Sachs Bank USA	72,901	532,182
Initial Reference Strike Price 96.02, 1.29 calls strike 96.02, Expires 9/16/11, Broker Goldman Sachs Bank USA	114,559	1,012,704
Nikkei 225 Index:
Initial Reference Strike Price 9,583, one written call strike 10,996.49, Expires 11/18/11, Broker JPMorgan Chase Bank NA	886	(82,115)
Initial Reference Strike Price 9,583, one written call strike, 10,019.32, Expires 11/18/11, Broker UBS AG	939	(72,241)
S&P 500 Index:
Initial Reference Strike Price 1,328,17, one written put strike 1,130.08, one put strike 1,263.03, Expires 10/10/11, Broker Citibank NA	6,584	71,901
Initial Reference Strike Price 1,300.35, one written put strike 1,131.30, one call strike 1,379.67, Expires 3/16/12, Broker JPMorgan Chase NA	22,532	251,277
Taiwan Taiex Index:
Initial Reference Strike Price TWD 8,571.82, one written put strike USD 243.41, one call strike USD 290.81, Expires 12/19/11, Broker Citibank NA	29,421	53,907
Initial Reference Strike Price TWD 8,900, one written put strike 8,400, 1.35 call strike 9,000, Expires 12/19/12, Broker Citibank NA	28,888	(58,738)
Initial Reference Strike Price TWD 8,775.89, one written put strike 7,345.42, 1.45 calls strike 8,775.89, Expires 12/21/11, Broker Citibank NA	39,760	(373,426)

Total Over-the-Counter Structured Options (Cost $0) — 0.0%		1,896,425

Options Written	Contracts

Exchange-Traded Call Options — (0.1)%
Cephalon, Inc., Strike Price USD 65.00, Expires 1/21/12	365	(567,575)
Cisco Systems, Inc.:
Strike Price USD 17.50, Expires 1/21/12	2,441	(136,696)
Strike Price USD 20.00, Expires 1/19/13	2,478	(206,913)
Dell, Inc.:
Strike Price USD 16.00, Expires 8/20/11	1,622	$(181,664)
Strike Price USD 15.00, Expires 1/21/12	1,016	(261,620)
EOG Resources, Inc., Strike Price USD 100.00, Expires 1/21/12	410	(489,950)
Kraft Foods, Inc., Strike Price USD 35.00, Expires 1/21/12	2,497	(395,774)
Marvell Technology Group, Ltd., Strike Price USD 17.50, Expires 1/21/12	2,665	(175,890)
Mastercard, Inc., Strike Price USD 285.00, Expires 10/22/11	167	(447,977)
Pultegroup, Inc., Strike Price USD 10.00, Expires 1/19/13	3,176	(325,540)
SM Energy Co., Strike Price USD 65.00, Expires 8/20/11	307	(310,070)
SanDisk Corp., Strike Price USD 46.00, Expires 10/22/11	1,077	(219,708)
Sara Lee Corp., Strike Price USD 19.00, Expires 1/21/12	8,205	(1,005,113)
Symantec Corp., Strike Price USD 17.50, Expires 1/21/12	2,652	(828,750)
United Technologies Corp., Strike Price USD 80.00, Expires 1/21/12	923	(996,840)
Valeant Pharmaceuticals International, Strike Price USD 50.00, Expires 1/21/12	472	(351,640)

		(6,901,720)
Exchange-Traded Put Options — (0.0)%
Broadcom Corp., Strike Price USD 35.00, Expires 8/20/11	771	(189,281)
General Mills, Inc., Strike Price USD 34.00, Expires 7/16/11	1,011	(3,033)
JPMorgan Chase & Co., Strike Price USD 38.00, Expires 8/20/11	2,188	(143,314)
KBR, Inc., Strike Price USD 36.00, Expires 9/17/11	212	(35,510)
Mastercard, Inc., Strike Price USD 220.00, Expires 10/22/11	167	(34,652)
Motorola Mobility Holdings, Strike Price USD 24.00, Expires 10/22/11	894	(250,320)
S&P 500 Index:
Strike Price USD 1,200.00, Expires 8/20/11	660	(376,200)
Strike Price USD 1,150.00, Expires 9/17/11	2,575	(1,673,750)
SPDR Gold Trust:
Strike Price USD 120.00, Expires 9/30/11	2,800	(53,200)
Strike Price USD 105.00, Expires 1/21/12	1,870	(40,205)
Urban Outfitters, Inc., Strike Price USD 27.00, Expires 9/17/11	1,585	(198,125)
Visa, Inc., Strike Price USD 70.00, Expires 7/16/11	635	(4,445)
Wells Fargo & Co., Strike Price USD 24.00, Expires 10/22/11	3,430	(212,660)

		(3,214,695)
See Notes to Consolidated Financial Statements.

JUNE 30, 2011	BLACKROCK VARIABLE SERIES FUNDS, INC.	19

BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options — (0.0)%
China Unicom (Hong Kong) Ltd.:
Strike Price USD 17.24, Expires 9/28/11, Broker Citibank NA	74,414	$(48,999)
Strike Price USD 17.56, Expires 10/28/11, Broker Citibank NA	74,414	(54,747)
EUR Call Option, Strike Price USD 1.51, Expires 9/30/11, Broker UBS AG	87,768	(637,196)
Hutchison Whampoa Ltd., Strike Price USD 103.02, Expires 7/08/11, Broker Citibank NA	337	(103)
Kraft Foods, Inc., Strike Price USD 34.00, Expires 1/20/12, Broker Morgan Stanley & Co., Inc.	250	(501,309)
Plycom, Inc., Strike Price USD 32.50, Expires 1/21/12, Broker Goldman Sachs Bank USA	49	(367,685)
Urban Outfitters, Inc., Strike Price USD 34.00, Expires 1/20/12, Broker Deutsche Bank AG	28	(22,062)

		(1,632,101)
Over-the-Counter Put Options — (0.1)%
American Eagle Outfitters:
Strike Price USD 11.75, Expires 3/16/12, Broker Bank of America	211	(257,592)
Strike Price USD 12.00, Expires 3/16/12, Broker Bank of America	527	(710,186)
Beiersdorf AG:
Strike Price USD 38.00, Expires 12/16/11, Broker JPMorgan Chase Bank NA	74	(45,495)
Strike Price USD 38.00, Expires 1/20/12, Broker JPMorgan Chase Bank NA	42	(34,232)
MSCI Europe Excluding Strike Price
USD 99.84, Expires 6/15/12, Broker Goldman Sachs Bank USA	198	(1,460,834)
Strike Price USD 98.12, Expires 6/15/12, Broker Deutsche Bank AG	92	(658,303)
DJ Euro Stoxx 50 Index:
Strike Price USD 276.16, Expires 9/16/11, Broker JPMorgan Chase Bank NA	5	(401,643)
Strike Price USD 254.03, Expires 1/20/12, Broker JPMorgan Chase Bank NA	6	(523,167)
QEP Resources, Inc., Strike Price USD 39.50, Expires 7/22/11, Broker Citibank NA	53	(19,962)
S&P Equity Option, Strike Price USD 988.57, Expires 12/08/11, Broker JPMorgan Chase Bank NA	9	(64,070)
Taiwan Taiex Index:
Strike Price USD 7,608.62, Expires 9/19/12, Broker JPMorgan Chase Bank NA	29	(636,894)
Strike Price USD 7,758.20, Expires 9/19/12, Broker Citibank NA	43	(1,104,045)
Strike Price USD 7,557.82, Expires 3/20/13, Broker Citibank NA	29	(839,136)
Strike Price USD 7,574.49, Expires 6/19/13, Broker Credit Suisse International	29	(937,199)
Strike Price USD 6,957.96, Expires 9/18/13, Broker Credit Suisse International	15	(412,414)
Strike Price USD 7,176.38, Expires 9/18/13, Broker Credit Suisse International	15	(468,038)
Strike Price USD 7,180.59, Expires 12/18/13, Broker JPMorgan Chase Bank NA	30	(997,226)

		(9,570,436)

	Notional Amount
	(000)

Over-the-Counter Put Swaptions — (0.0)%
Receive a fixed rate of 3.15% and pay a floating rate based on 3-month LIBOR, expiring 4/30/13, Broker Morgan Stanley & Co., Inc.	3,301,281	(199,172)

Total Options Written (Premiums Received — $26,190,932) — (0.2)%		(21,518,124)

Total Investments, Net of Structured Options and Outstanding Options Written — 99.8%		9,152,550,816
Other Assets Less Liabilities — 0.2%		22,653,660

Net Assets — 100.0%		$9,175,204,476

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$8,200,947,710

Gross unrealized appreciation	$1,150,082,087
Gross unrealized depreciation	(178,857,281)

Net unrealized appreciation	$971,224,806

(a)	Security, or a portion of security, is on loan.

(b)	Non-income producing security.

(c)	All or a portion of the security has been pledged as collateral in connection with outstanding options written.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	All or a portion of security has been pledged as collateral in connection with swaps.

(f)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(g)	Convertible security.

(h)	Issuer filed for bankruptcy and/or is in default of interest payments.

(i)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(j)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(k)	Variable rate security. Rate shown is as of report date.

(l)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(m)	Security is perpetual in nature and has no stated maturity date.
See Notes to Consolidated Financial Statements.

20	BLACKROCK VARIABLE SERIES FUNDS, INC.	JUNE 30, 2011

BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments (continued)

(n)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares/			Shares/
	Beneficial			Beneficial
	Interest	Shares/		Interest
	Held at	Beneficial		Held at	Value at
	December 31,	Interest	Shares	June 30,	June 30,	Realized
Affiliate	2010	Purchased	Sold	2011	2011	Gain	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	2,860,795	654,090 [1]	—	3,514,885	$3,514,885	—	$794
BlackRock Liquidity Series, LLC Money Market Series	$409,500	$9,483,515 [1]	—	9,893,015	$9,893,015	—	$10,687
iShares Dow Jones US Telecommunications Sector Index Fund	122,203	21,700	—	143,903	$3,583,185	—	$34,120
iShares Gold Trust	—	1,961,315	—	1,961,315	$28,713,652	—	—
iShares MSCI Brazil (Free) Index	79,400	—	(79,400)	—	—	$850,345
iShares MSCI South Korea Index Fund	71,000	—	(71,000)	—	—	$2,752,404	—
iShares Silver Trust	604,651	37,900	(264,800)	377,751	$12,786,871	$6,355,331	—

[1]	Represents net shares/ beneficial interest purchased.

(o)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(p)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(q)	Represents the current yield as of report date.

(r)	Security was purchased with the cash collateral from loaned securities.

•	Financial futures contracts sold as of June 30, 2011 were as follows:

				Notional	Unrealized
Contracts	Issue	Exchange	Expiration	Value	Depreciation

546	DJ Euro Stoxx 50 Index	Eurex	September 2011	USD 21,768,684	$(713,030)
1,404	Russell 2000 Mini Index	Chicago Mercantile	September 2011	USD 109,700,233	(6,185,927)
336	S&P 500 Index	Chicago Mercantile	September 2011	USD 106,790,006	(3,711,994)

Total					$(10,610,951)

See Notes to Consolidated Financial Statements.

JUNE 30, 2011	BLACKROCK VARIABLE SERIES FUNDS, INC.	21

BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments (continued)
•	Foreign currency exchange contracts as of June 30, 2011 were as follows:

						Unrealized
Currency		Currency			Settlement	Appreciation
Purchased		Sold		Counterparty	Date	(Depreciation)
BRL	8,021,531	USD	5,109,906	Brown Brothers Harriman & Co.	7/01/11	$29,959
CHF	31,038,394	USD	36,930,685	JPMorgan Chase Bank NA	7/01/11	(13,178)
EUR	10,326,760	USD	14,870,534	Barclays Bank Plc	7/01/11	104,813
EUR	15,228,900	USD	21,960,074	Credit Suisse International	7/01/11	124,110
JPY	22,640,909	USD	281,584	Deutsche Bank AG	7/01/11	(348)
JPY	985,828,145	USD	12,197,824	Deutsche Bank AG	7/01/11	47,728
JPY	2,521,639,902	USD	31,208,415	UBS AG	7/01/11	114,359
USD	20,619	BRL	32,402	Brown Brothers Harriman & Co.	7/01/11	(143)
USD	37,185,089	CHF	31,038,394	JPMorgan Chase Bank NA	7/01/11	267,582
USD	14,888,296	EUR	10,326,760	Bank of America Securities LLC	7/01/11	(87,051)
USD	15,646,225	EUR	11,026,000	Credit Suisse International	7/01/11	(343,125)
USD	6,057,724	EUR	4,202,900	Credit Suisse International	7/01/11	(37,110)
USD	102,902	JPY	8,353,586	Brown Brothers Harriman & Co.	7/01/11	(863)
USD	82,947	JPY	6,729,480	Brown Brothers Harriman & Co.	7/01/11	(644)
USD	30,970	JPY	2,512,622	Brown Brothers Harriman & Co.	7/01/11	(240)
USD	12,196,315	JPY	985,828,145	Deutsche Bank AG	7/01/11	(49,237)
USD	31,200,692	JPY	2,521,639,902	UBS AG	7/01/11	(122,082)
USD	119,309	TWD	3,427,858	Brown Brothers Harriman & Co.	7/01/11	(31)
USD	111,856	HKD	870,910	Brown Brothers Harriman & Co.	7/05/11	(62)
USD	131,551	HKD	1,023,825	Brown Brothers Harriman & Co.	7/05/11	(18)
USD	9,129	HKD	71,077	Brown Brothers Harriman & Co.	7/05/11	(5)
USD	194,702	JPY	15,704,631	Brown Brothers Harriman & Co.	7/05/11	(375)
USD	168,017	JPY	13,552,219	Brown Brothers Harriman & Co.	7/05/11	(323)
USD	153,855	JPY	12,409,976	Brown Brothers Harriman & Co.	7/05/11	(296)
USD	119,723	JPY	9,656,896	Brown Brothers Harriman & Co.	7/05/11	(231)
USD	112,206	JPY	9,050,509	Brown Brothers Harriman & Co.	7/05/11	(216)
USD	109,782	JPY	8,855,053	Brown Brothers Harriman & Co.	7/05/11	(211)
USD	105,588	JPY	8,516,768	Brown Brothers Harriman & Co.	7/05/11	(203)
USD	88,626	JPY	7,148,605	Brown Brothers Harriman & Co.	7/05/11	(171)
USD	74,734	JPY	6,028,074	Brown Brothers Harriman & Co.	7/05/11	(144)
USD	70,003	JPY	5,646,402	Brown Brothers Harriman & Co.	7/05/11	(135)
USD	66,592	JPY	5,371,330	Brown Brothers Harriman & Co.	7/05/11	(128)
USD	64,567	JPY	5,207,949	Brown Brothers Harriman & Co.	7/05/11	(124)
USD	61,225	JPY	4,938,431	Brown Brothers Harriman & Co.	7/05/11	(118)
USD	49,972	JPY	4,030,723	Brown Brothers Harriman & Co.	7/05/11	(96)
USD	41,852	JPY	3,375,795	Brown Brothers Harriman & Co.	7/05/11	(81)
USD	41,360	JPY	3,336,096	Brown Brothers Harriman & Co.	7/05/11	(80)
USD	35,435	JPY	2,858,188	Brown Brothers Harriman & Co.	7/05/11	(68)
USD	33,597	JPY	2,709,927	Brown Brothers Harriman & Co.	7/05/11	(65)
USD	25,286	JPY	2,039,590	Brown Brothers Harriman & Co.	7/05/11	(49)
USD	24,300	JPY	1,960,068	Brown Brothers Harriman & Co.	7/05/11	(47)
USD	19,294	JPY	1,556,218	Brown Brothers Harriman & Co.	7/05/11	(37)
USD	11,204	JPY	903,740	Brown Brothers Harriman & Co.	7/05/11	(22)
USD	11,119	JPY	896,846	Brown Brothers Harriman & Co.	7/05/11	(21)
USD	21,291	JPY	1,713,716	Brown Brothers Harriman & Co.	7/05/11	4
USD	97,896	CAD	94,813	Brown Brothers Harriman & Co.	7/06/11	(409)
USD	21,807	CAD	21,120	Brown Brothers Harriman & Co.	7/06/11	(91)
USD	10,567	CAD	10,234	Brown Brothers Harriman & Co.	7/06/11	(44)
USD	84,933	HKD	661,030	Brown Brothers Harriman & Co.	7/06/11	(14)
USD	58,296	HKD	453,737	Brown Brothers Harriman & Co.	7/06/11	(12)
USD	56,941	HKD	443,171	Brown Brothers Harriman & Co.	7/06/11	(10)
USD	53,628	HKD	417,384	Brown Brothers Harriman & Co.	7/06/11	(9)
USD	42,392	HKD	329,940	Brown Brothers Harriman & Co.	7/06/11	(7)
KRW	14,950,440,000	USD	13,917,743	Deutsche Bank AG	7/07/11	83,650
KRW	14,950,440,000	USD	13,827,636	Deutsche Bank AG	7/07/11	173,758
KRW	7,524,330,000	USD	6,991,897	UBS AG	7/07/11	54,792
KRW	7,524,330,000	USD	6,960,527	UBS AG	7/07/11	86,162
USD	13,985,444	KRW	14,950,440,000	Deutsche Bank AG	7/07/11	(15,950)
USD	7,038,662	KRW	7,524,330,000	UBS AG	7/07/11	(8,027)
CHF	14,969,940	EUR	12,250,360	Credit Suisse International	7/08/11	(99,789)
CHF	14,969,940	EUR	12,250,360	Credit Suisse International	7/08/11	142,184
CHF	18,446,125	EUR	15,091,200	UBS AG	7/08/11	(122,961)
CHF	18,446,125	EUR	15,091,200	UBS AG	7/08/11	180,751
See Notes to Consolidated Financial Statements.

22	BLACKROCK VARIABLE SERIES FUNDS, INC.	JUNE 30, 2011

BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments (continued)
Foreign currency exchange contracts as of June 30, 2011 (concluded)

						Unrealized
Currency		Currency			Settlement	Appreciation
Purchased		Sold		Counterparty	Date	(Depreciation)
CHF	23,725,243	USD	28,310,225	JPMorgan Chase Bank NA	7/14/11	$(89,623)
CHF	10,690,533	USD	12,600,000	JPMorgan Chase Bank NA	7/14/11	116,131
EUR	16,293,992	USD	23,908,174	Deutsche Bank AG	7/14/11	(285,364)
EUR	20,471,720	USD	30,052,485	UBS AG	7/14/11	(372,861)
USD	12,015,743	EUR	8,432,100	UBS AG	7/14/11	(209,003)
CAD	11,443,022	USD	11,672,979	Credit Suisse International	7/15/11	188,861
CAD	15,566,343	USD	15,909,999	Deutsche Bank AG	7/15/11	226,078
GBP	10,279,649	USD	16,817,505	Credit Suisse International	7/15/11	(321,197)
NOK	96,148,440	USD	17,859,772	Deutsche Bank AG	7/15/11	(49,393)
NOK	100,347,120	USD	18,622,805	UBS AG	7/15/11	(34,669)
USD	16,443,634	GBP	10,279,649	Credit Suisse International	7/15/11	(52,674)
CHF	24,016,336	EUR	19,717,198	UBS AG	7/21/11	(171,910)
CHF	24,016,336	EUR	19,717,198	UBS AG	7/21/11	159,750
EUR	23,705,760	USD	33,821,008	Credit Suisse International	7/22/11	539,636
EUR	19,979,836	USD	28,491,247	Deutsche Bank AG	7/22/11	468,805
EUR	18,612,100	USD	26,562,631	UBS AG	7/22/11	414,936
EUR	15,445,400	USD	22,225,931	Credit Suisse International	7/28/11	157,883
EUR	10,260,170	USD	14,774,953	Deutsche Bank AG	7/28/11	94,312
EUR	20,912,950	USD	30,016,357	Bank of America Securities LLC	7/29/11	290,308
EUR	16,624,850	USD	23,973,034	Deutsche Bank AG	7/29/11	119,395
USD	5,975,865	ZAR	40,987,862	Bank of America Securities LLC	7/29/11	(65,064)
CHF	31,790,294	USD	38,094,563	JPMorgan Chase Bank NA	8/04/11	(276,206)
EUR	16,215,320	USD	23,263,795	UBS AG	8/04/11	231,230
EUR	10,326,760	USD	14,874,665	Bank of America Securities LLC	8/05/11	87,774
EUR	4,202,900	USD	6,052,176	Credit Suisse International	8/05/11	37,404
JPY	985,828,145	USD	12,198,730	Deutsche Bank AG	8/05/11	48,655
JPY	2,521,639,902	USD	31,206,870	UBS AG	8/05/11	120,593
KRW	14,950,440,000	USD	13,971,068	Deutsche Bank AG	8/08/11	2,714
KRW	7,524,330,000	USD	7,025,518	UBS AG	8/08/11	7,275
USD	10,955,023	MXN	134,500,300	UBS AG	8/11/11	(495,398)
USD	5,479,743	MXN	67,250,150	UBS AG	8/11/11	(245,467)
USD	2,921,756	MXN	36,074,390	UBS AG	8/11/11	(149,367)
USD	10,944,357	MXN	133,847,300	Credit Suisse International	9/08/11	(421,888)
SGD	15,705,840	USD	12,400,000	JPMorgan Chase Bank NA	9/12/11	387,635
USD	26,860,679	MYR	81,592,000	HSBC Securities	9/15/11	(17,071)
USD	11,106,439	MXN	135,187,570	Credit Suisse International	9/22/11	(358,910)
USD	5,324,471	MXN	65,361,610	UBS AG	9/22/11	(218,891)
USD	4,551,260	MYR	13,862,682	HSBC Securities	9/28/11	(11,058)
SGD	15,200,760	USD	12,222,404	JPMorgan Chase Bank NA	11/16/11	157,257
CNY	157,679,850	USD	24,600,000	Credit Suisse International	3/12/12	17,779
CNH	57,944,250	USD	9,100,000	UBS AG	4/11/12	(41,047)
CNH	70,290,000	USD	11,000,000	UBS AG	4/11/12	(10,923)
CNH	28,078,345	USD	4,356,440	UBS AG	4/11/12	33,303

Total						$514,881

•	Interest rate swaps outstanding as of June 30, 2011 were as follows:

				Notional
	Floating		Expiration	Amount	Unrealized
Fixed Rate	Rate	Counterparty	Date	(000)	Appreciation
2.19%	3-month LIBOR	Morgan Stanley & Co., Inc.	5/16/14	USD 43,815	$132,451
•	Cross-currency swaps outstanding as of June 30, 2011 were as follows:

				Notional
	Floating		Expiration	Amount	Unrealized
Fixed Rate	Rate	Counterparty	Date	(000)	Appreciation
IDR 8.25% [a]	6-month LIBOR	Credit Suisse International	6/03/18	USD 46,908	$61,815

(a)	Pays floating interest amount and receives fixed rate.
See Notes to Consolidated Financial Statements.

JUNE 30, 2011	BLACKROCK VARIABLE SERIES FUNDS, INC.	23

BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments (continued)
•	Total return swaps outstanding as of June 30, 2011 were as follows:

	Fund Pays/Receives
	the Total Return				Notional	Unrealized
	of the Reference			Expiration	Amount	Appreciation
Reference Entity	Entity	Fixed Rate/Floating Rate	Counterparty	Date	(000)	(Depreciation)
Return on the RTS Index Future September 2011	Receives	Overnight MosPrime Rate	Credit Suisse International	9/16/11	USD 4,027	$(81,375)
Return on the MSCI Daily Total Return All Country World (ex USA) USD Index	Receives	3-month LIBOR minus 0.08%	BNP Paribas SA	9/19/11	USD 22,762	679,894
Return on the MSCI Daily Total Return Net Emerging Markets USD Index	Receives	3-month LIBOR plus 0.38%	BNP Paribas SA	1/12/12	USD 12,171	(446,575)

Total						$151,944

•	Fair Value Measurements—Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial statement purposes as follows:
•	Level 1—price quotations in active markets/exchanges for identical assets and liabilities

•	Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)
The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivatives financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to financial Statements.
See Notes to Consolidated Financial Statements.

24	BLACKROCK VARIABLE SERIES FUNDS, INC.	JUNE 30, 2011

BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments (continued)
The following tables summarize the inputs used as of June 30, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Argentina	$7,799,148	—	—	$7,799,148
Australia	—	$112,447,764	—	112,447,764
Austria	2,022,362	—	—	2,022,362
Belgium	5,026,332	—	—	5,026,332
Brazil	201,134,283	—	—	201,134,283
Canada	220,760,801	—	—	220,760,801
Chile	10,126,565	—	—	10,126,565
China	12,040,909	76,331,000	—	88,371,909
Czech Republic	—	6,687,573	—	6,687,573
Egypt	—	5,151,758	—	5,151,758
Finland	—	11,655,019	—	11,655,019
France	17,369,394	112,094,359	—	129,463,753
Germany	1,121,539	125,221,211	—	126,342,750
Hong Kong	4,268,366	105,168,739	—	109,437,105
India	—	73,861,652	—	73,861,652
Indonesia	11,068,540	—	—	11,068,540
Israel	18,032,188	—	—	18,032,188
Italy	—	32,361,519	—	32,361,519
Japan	—	584,222,026	—	584,222,026
Kazakhstan	12,511,130	—	—	12,511,130
Luxembourg	—	2,545,897	—	2,545,897
Malaysia	3,250,982	47,294,581	—	50,545,563
Mexico	14,966,568	—	—	14,966,568
Netherlands	11,612,778	24,547,002	—	36,159,780
Norway	—	16,376,391	—	16,376,391
Philippines	3,507,196	—	—	3,507,196
Poland	—	1,776,928	—	1,776,928
Portugal	2,441,237	—	—	2,441,237
Russia	110,297,799	7,830,573	—	118,128,372
Singapore	—	73,996,639	—	73,996,639
South Africa	27,210,781	4,467,981	—	31,678,762
South Korea	35,219,435	46,204,941	—	81,424,376
Spain	2,924,106	36,409,929	—	39,334,035
Switzerland	22,537,636	73,391,563	—	95,929,199
Taiwan	12,138,728	80,103,000	—	92,241,728
Thailand	26,713,596	16,341	—	26,729,937
Turkey	11,019,487	14,219,050	—	25,238,537
United Kingdom	78,861,143	180,560,928	—	259,422,071
United States	3,018,861,587	—	—	3,018,861,587
Asset-Backed Securities	—	—	$168,000	168,000
Corporate Bonds	3,144,728	752,800,696	25,688,778	781,634,202
Floating Rate Loan Interests	—	—	35,270,869	35,270,869
Foreign Agency Obligations	—	742,548,566	—	742,548,566
Non-Agency Mortgage-Backed Securities	—	19,711,363	—	19,711,363
U.S. Treasury Obligations	—	692,309,985	—	692,309,985
Investment Companies	307,847,017	—	—	307,847,017
Preferred Securities	49,631,263	38,808,887	—	88,440,150
Warrants	4,648,504	—	—	4,648,504
Short-Term Securities:
Foreign Agency Obligations	—	83,796,397	—	83,796,397
Money Market Funds	3,514,885	9,893,015	—	13,407,900
Time Deposits	—	4,090,644	—	4,090,644
US Treasury Obligations	—	620,221,674	—	620,221,674

Total	$4,273,631,013	$4,819,125,591	$61,127,647	$9,153,884,251

See Notes to Consolidated Financial Statements.

JUNE 30, 2011	BLACKROCK VARIABLE SERIES FUNDS, INC.	25

BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments (concluded)

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$10,930,507	$1,619,465	$9,058,103	$21,608,075
Foreign currency exchange contracts	—	5,317,566	—	5,317,566
Interest rate contracts	—	874,160	—	874,160
Liabilities:
Equity contracts	(21,095,052)	(3,956,540)	(8,500,869)	(33,552,461)
Foreign currency exchange contracts	—	(4,802,685)	—	(4,802,685)
Interest rate contracts	—	(527,950)	—	(527,950)

Total	$(10,164,545)	$(1,475,983)	$557,234	$(11,083,295)

[1]	Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.
The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

		Asset-
		Backed		Floating Rate	Foreign Agency
	Common Stocks	Securities	Corporate Bonds	Loan Interests	Obligations	Total
Assets:
Balance, as of December 31, 2010	$161,644	$150,000	$42,066,332	$24,012,486	$130,303,509	$196,693,971
Accrued discounts/ premiums	—	610	21,240	7,521	—	29,371
Net realized gain (loss)	—	—	615,616	6,185	—	621,801
Net change in unrealized appreciation/ depreciation[2]	(161,644)	17,390	407,814	(4,229)	(7,550,036)	(7,290,705)
Purchases	—	—	5,627,536	13,730,000	—	19,357,536
Sales	—	—	(3,015,205)	(2,481,094)	—	(5,496,299)
Transfers in3	—	—	—	—	—	—
Transfers out[3]	—	—	(20,034,555)	—	(122,753,473)	(142,788,028)

Balance, as of June 30, 2011	—	$168,000	$25,688,778	$35,270,869	—	$61,127,647

[2]	The change in unrealized appreciation/depreciation on investments still held at June 30, 2011 was $1,017,078.

[3]	The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.
The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used to determine fair value:

	Equity Contracts
	Assets	Liabilities	Total
Balance, as of December 31, 2010	$8,314,321	$(2,136,079)	$6,178,242
Accrued discounts/premium	—	—	—
Net realized gain (loss)	1,009,612	(1,009,317)	295
Net change in unrealized appreciation/depreciation[4]	4,694,072	(9,902,551)	(5,208,479)
Purchases	6,554,710	—	6,554,710
Issuances[5]	—	—	—
Sales	—	(6,967,534)	(6,967,534)
Settlements[6]	—	—	—
Transfers in7	—	—	—
Transfers out[7]	—	—	—

Balance, as of June 30, 2011	$20,572,715	$(20,015,481)	$557,234

[4]	Included in the related net change in unrealized appreciation/depreciation in the Consolidated Statement of Operations. The change in unrealized appreciation/ depreciation on derivative financial instruments still held at June 30, 2011 was $(399,131).

[5]	Issuances represent upfront cash received on certain derivative financial instruments.

[6]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.

[7]	The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.
A reconciliation of Level 3 investments and derivative financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivatives at the beginning and/or end of the period in relation to net assets.
See Notes to Consolidated Financial Statements.

26	BLACKROCK VARIABLE SERIES FUNDS, INC.	JUNE 30, 2011

BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund
Consolidated Statement of Assets and Liabilities June 30, 2011 (Unaudited)

Assets:
Investments at value—unaffiliated (including securities loaned of $9,738,265) (cost—$8,107,823,086)	$9,113,680,908
Investments at value—affiliated (cost—$49,726,293)	58,491,608
Cash	9,361,944
Cash held as collateral for swap contracts	900,000
Unrealized appreciation on foreign currency exchange contracts	5,317,566
Unrealized appreciation on swaps	874,160
Foreign currency at value (cost—$189,184)	196,523
Structured options at value (cost—$0)	3,319,812
Interest receivable	33,466,100
Investments sold receivable	18,449,001
Dividends receivable	10,803,203
Capital shares sold receivable	8,665,575
Swaps receivable	193,485
Securities lending income receivable—affiliated	7,738
Prepaid expenses	74,732
Other assets	248,160

Total assets	9,264,050,515

Liabilities:
Collateral on securities loaned at value	9,893,015
Investments purchased payable	35,625,061
Options written at value (premiums received—$26,190,932)	21,518,124
Structured options at value	1,423,387
Investment advisory fees payable	4,684,006
Capital shares redeemed payable	3,390,164
Unrealized depreciation on foreign currency exchange contracts	4,802,685
Unrealized depreciation on swaps	527,950
Margin variation payable	2,203,569
Options purchased payable	1,520,099
Distribution fees payable.	1,492,122
Deferred foreign capital gain tax	103,269
Other affiliates payable	41,259
Income dividends payable	29,575
Swaps payable	16,443
Officer’s and Directors’ fees payable	7,988
Other accrued expenses payable	1,567,323

Total liabilities	88,864,039

Net Assets	$9,175,204,476

Net Assets Consist of:
Paid-in capital	$7,952,802,259
Undistributed net investment income	40,330,914
Accumulated net realized gain	164,996,271
Net unrealized appreciation/depreciation	1,017,075,032

Net Assets	$9,175,204,476

Net Asset Value:
Class I—Based on net assets of $1,706,691,445 and 102,098,498 shares outstanding, 200 million shares authorized, $0.10 par value	$16.72

Class II—Based on net assets of $22,586,911 and 1,353,618 shares outstanding, 200 million shares authorized, $0.10 par value	$16.69

Class III—Based on net assets of $7,445,926,120 and 496,822,052 shares outstanding, 200 million shares authorized, $0.10 par value	$14.99

See Notes to Consolidated Financial Statements.

JUNE 30, 2011	BLACKROCK VARIABLE SERIES FUNDS, INC.	27

BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund
Consolidated Statement of Operations Six Months Ended June 30, 2011 (Unaudited)

Investment Income:
Dividends	$75,752,651
Foreign taxes withheld	(4,674,860)
Interest	38,369,776
Dividends—affiliated	34,914
Securities lending—affiliated	10,687

Total income	109,493,168

Expenses:
Investment advisory	27,683,457
Distribution—Class II	15,514
Distribution—Class III	8,721,665
Accounting services	784,180
Custodian	778,679
Printing	291,681
Professional	129,067
Officer and Directors.	71,373
Registration.	35,839
Transfer agent—Class I	404
Transfer agent—Class II	5
Transfer agent—Class III	1,966
Miscellaneous	100,367

Total expenses excluding dividend expense	38,614,197
Dividend expense	29,575

Total expenses	38,643,772
Less fees waived by advisor	(636)

Total expenses after fees waived	38,643,136

Net investment income	70,850,032

Realized and Unrealized Gain (Loss):
Net realized gain from:
Investments—unaffiliated	75,359,755
Investments—affiliated	9,958,080
Financial futures contracts	14,196,191
Foreign currency transactions	52,666,887
Options written and structured options	11,396,769
Swaps	3,160,738

166,738,420

Net change in unrealized appreciation/depreciation on:
Investments (including a $347,414 change in deferred foreign capital gain tax)	59,883,559
Financial futures contracts	(10,590,688)
Foreign currency transactions	(10,170,037)
Option written and structured options	2,310,969
Swaps	(1,130,919)

39,998,938

Total realized and unrealized gain	206,737,358

Net Increase in Net Assets Resulting from Operations	$277,587,390

See Notes to Consolidated Financial Statements.

28	BLACKROCK VARIABLE SERIES FUNDS, INC.	JUNE 30, 2011

BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund
Consolidated Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2011	Year Ended
	(Unaudited)	December 31, 2010
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$70,850,032	$97,673,129
Net realized gain	166,738,420	95,485,282
Net change in unrealized appreciation/depreciation	39,998,938	466,466,183

Net increase in net assets resulting from operations	277,587,390	659,624,594

Dividends and Distribution to Shareholders From:
Net investment income:
Class I	—	(15,673,072)
Class II	—	(195,407)
Class III	—	(68,131,911)
Net realized gain:
Class I	—	(7,134,231)
Class II	—	(97,704)
Class III	—	(37,006,852)

Decrease in net assets resulting from dividends and distributions to shareholders	—	(128,239,177)

Capital Share Transactions:
Net increase in net assets derived from capital share transactions	991,194,068	1,964,036,225

Net Assets:
Total increase in net assets	1,268,781,458	2,495,421,642
Beginning of period	7,906,423,018	5,411,001,376

End of period	$9,175,204,476	$7,906,423,018

Undistributed (distributions in excess of) net investment income	$40,330,914	$(30,519,118)

See Notes to Consolidated Financial Statements.

JUNE 30, 2011	BLACKROCK VARIABLE SERIES FUNDS, INC.	29

BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund
Financial Highlights

	Class I
	Six Months Ended
	June 30, 2011[1]	Year Ended December 31,
	(Unaudited)	2010[1]	2009[1]	2008	2007	2006
Per Share Operating Performance:
Net asset value, beginning of period	$16.15	$14.92	$12.52	$16.03	$14.78	$13.54

Net investment income[2]	0.16	0.26	0.27	0.27	0.32	0.32
Net realized and unrealized gain (loss)	0.41	1.24	2.39	(3.39)	2.19	1.92

Net increase (decrease) from investment operations	0.57	1.50	2.66	(3.12)	2.51	2.24

Dividends and distributions from:
Net investment income	—	(0.19)	(0.24)	(0.33)	(0.47)	(0.41)
Net realized gain	—	(0.08)	—	(0.06)	(0.79)	(0.59)
Tax return of capital	—	—	(0.02)	—	—	—

Total dividends and distributions	—	(0.27)	(0.26)	(0.39)	(1.26)	(1.00)

Net asset value, end of period	$16.72	$16.15	$14.92	$12.52	$16.03	$14.78

Total Investment Return:[3]
Based on net asset value	3.53%[4]	10.05%	21.30%	(19.48)%	17.01%	16.53%[5]

Ratios to Average Net Assets:
Total expenses	0.70%[6]	0.71%	0.74%	0.80%	0.78%	0.79%

Total expenses after fees waived	0.70%[6]	0.71%	0.74%	0.80%	0.78%	0.79%

Total expenses after fees waived and excluding dividend expense	0.70%[6]	0.71%	0.74%	0.80%	0.78%	0.79%

Net investment income	1.95%[6]	1.75%	1.99%	1.81%	2.03%	2.18%

Supplemental Data:
Net assets, end of period (000)	$1,706,691	$1,403,484	$855,977	$589,326	$755,675	$717,928

Portfolio turnover	12%	28%	26%	31%	34%	55%

[1]	Consolidated Financial Highlights.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns exclude insurance-related fees and expenses and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	The previous investment advisor fully reimbursed the Fund in order to resolve a regulatory issue relating to an investment, which had a minimal impact on total return investment.

[6]	Annualized.
See Notes to Consolidated Financial Statements.

30	BLACKROCK VARIABLE SERIES FUNDS, INC.	JUNE 30, 2011

BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund
Financial Highlights (continued)

	Class II
	Six Months Ended
	June 30, 2011[1]	Year Ended December 31,
	(Unaudited)	2010[1]	2009[1]	2008	2007	2006
Per Share Operating Performance:
Net asset value, beginning of period	$16.13	$14.91	$12.53	$16.03	$14.78	$13.54

Net investment income[2]	0.14	0.24	0.24	0.25	0.30	0.29
Net realized and unrealized gain (loss)	0.42	1.23	2.39	(3.39)	2.19	1.92

Net increase (decrease) from investment operations	0.56	1.47	2.63	(3.14)	2.49	2.21

Dividends and distributions from:
Net investment income	—	(0.17)	(0.22)	(0.30)	(0.45)	(0.38)
Net realized gain	—	(0.08)	—	(0.06)	(0.79)	(0.59)
Tax return of capital	—	—	(0.03)	—	—	—

Total dividends and distributions	—	(0.25)	(0.25)	(0.36)	(1.24)	(0.97)

Net asset value, end of period	$16.69	$16.13	$14.91	$12.53	$16.03	$14.78

Total Investment Return:[3]
Based on net asset value	3.47%[4]	9.88%	21.05%	(19.57)%	16.82%	16.36%[5]

Ratios to Average Net Assets:
Total expenses	0.85%[6]	0.86%	0.89%	0.95%	0.93%	0.94%

Total expenses after fees waived	0.85%[6]	0.86%	0.89%	0.95%	0.93%	0.94%

Total expenses after fees waived and excluding dividend expense	0.85%[6]	0.86%	0.89%	0.95%	0.93%	0.94%

Net investment income	1.73%[6]	1.60%	1.76%	1.69%	1.90%	2.03%

Supplemental Data:
Net assets, end of period (000)	$22,587	$19,019	$7,843	$1,544	$1,521	$1,771

Portfolio turnover	12%	28%	26%	31%	34%	55%

[1]	Consolidated Financial Highlights.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns exclude insurance-related fees and expenses and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	The previous investment advisor fully reimbursed the Fund in order to resolve a regulatory issue relating to an investment, which had a minimal impact on total return investment.

[6]	Annualized.
See Notes to Consolidated Financial Statements.

JUNE 30, 2011	BLACKROCK VARIABLE SERIES FUNDS, INC.	31

BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund
Financial Highlights (concluded)

	Class III
	Six Months Ended
	June 30, 2011[1]	Year Ended December 31,
	(Unaudited)	2010[1]	2009[1]	2008	2007	2006
Per Share Operating Performance:
Net asset value, beginning of period	$14.49	$13.42	$11.30	$14.53	$13.51	$12.45

Net investment income[2]	0.13	0.20	0.21	0.21	0.24	0.23
Net realized and unrealized gain (loss)	0.37	1.10	2.15	(3.07)	2.02	1.81

Net increase (decrease) from investment operations	0.50	1.30	2.36	(2.86)	2.26	2.04

Dividends and distributions from:
Net investment income	—	(0.15)	(0.22)	(0.31)	(0.45)	(0.39)
Net realized gain	—	(0.08)	—	(0.06)	(0.79)	(0.59)
Tax return of capital	—	—	(0.02)	—	—	—

Total dividends and distributions	—	(0.23)	(0.24)	(0.37)	(1.24)	(0.98)

Net asset value, end of period	$14.99	$14.49	$13.42	$11.30	$14.53	$13.51

Total Investment Return:[3]
Based on net asset value	3.45%[4]	9.76%	20.92%	(19.67)%	16.75%	16.40%[5]

Ratios to Average Net Assets:
Total expenses	0.95%[6]	0.96%	0.99%	1.03%	1.04%	1.04%

Total expenses after fees waived and paid indirectly	0.95%[6]	0.96%	0.99%	1.03%	1.04%	1.04%

Total expenses after fees waived and excluding dividend expense	0.95%[6]	0.96%	0.99%	1.03%	1.04%	1.04%

Net investment income	1.72%[6]	1.50%	1.75%	1.66%	1.67%	1.88%

Supplemental Data:
Net assets, end of period (000)	$7,445,926	$6,483,920	$4,547,181	$1,820,988	$333,475	$71,208

Portfolio turnover	12%	28%	26%	31%	34%	55%

[1]	Consolidated Financial Highlights.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns exclude insurance-related fees and expenses and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	The previous investment advisor fully reimbursed the Fund in order to resolve a regulatory issue relating to an investment, which had a minimal impact on total return investment.

[6]	Annualized.
See Notes to Consolidated Financial Statements.

32	BLACKROCK VARIABLE SERIES FUNDS, INC.	JUNE 30, 2011

BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund
Notes to Consolidated Financial Statements (Unaudited)
1. Organization and Significant Accounting Policies:
BlackRock Variable Series Funds, Inc. (the “Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company that is comprised of 16 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Global Allocation V.I. Fund (the “Fund”), and are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Class I, Class II and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class II and Class III Shares bear certain expenses related to the distribution of such shares.
The following is a summary of significant accounting policies followed by the Fund:
Basis of Consolidation: The accompanying consolidated financial statements include the accounts of BlackRock Cayman Global Allocation V.I. Fund I, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Subsidiary enables the Fund to hold these commodity-related instruments and still satisfy Regulated Investment Company (“RIC”) tax requirements. The Fund may invest up to 25% of its total assets in the Subsidiary. Inter-company accounts and transactions have been eliminated. The Subsidiary is subject to the same investment policies and restrictions that apply to the Fund.
Valuation: US GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund fair values its financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Directors (the “Board”). The Fund values its bond investments on the basis of last available bid prices or current market quotations provided by dealers or pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more brokers or dealers as obtained from a pricing service. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. Financial futures contracts traded on exchanges are valued at their last sale price. Swap agreements are valued utilizing quotes received daily by the Fund’s pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Investments in open-end registered investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.
The Fund values its investments in BlackRock Liquidity Series, LLC Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act. The Fund may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.
Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price

JUNE 30, 2011	BLACKROCK VARIABLE SERIES FUNDS, INC.	33

will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security.
Securities and other assets and liabilities denominated in foreign currencies are translated into US dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”). Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and swaptions are valued by an independent pricing service using a mathematical model which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such instruments, those instruments may be Fair Value Assets and be valued at their fair value, as determined in good faith by the investment advisor using a pricing service and/or policies approved by the Board. Each business day, the Fund uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and OTC options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.
Foreign Currency Transactions: The Fund’s books and records are maintained in US dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the date the transactions are entered into. Generally, when the US dollar rises in value against a foreign currency, the Fund’s investments denominated in that currency will lose value because its currency is worth fewer US dollars; the opposite effect occurs if the US dollar falls in relative value.
The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.
Asset-Backed and Mortgage-Backed Securities: The Fund may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. If the Fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
The Fund may purchase certain mortgage pass-through securities. There are a number of important differences among the agencies and

34	BLACKROCK VARIABLE SERIES FUNDS, INC.	JUNE 30, 2011

instrumentalities of the US government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed Mortgage Pass-Through Certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury.
Inflation-Indexed Bonds: The Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of US Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
Zero-Coupon Bonds: The Fund may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.
Capital Trusts: The Fund may invest in capital trusts. These securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for federal income tax purposes. These securities generally are rated below that of the issuing company’s senior debt securities.
Preferred Stock: The Fund may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Floating Rate Loan Interests: The Fund may invest in floating rate loan interests. The floating rate loan interests the Fund holds are typically issued to companies (the “borrower”) by banks, other financial institutions, and privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly levered. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally the lending rate offered by one or more European banks, such as LIBOR (Lon-don Inter Bank Offered Rate), the prime rate offered by one or more US banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. The Fund consider these investments to be investments in debt securities for purposes of its investment policies.
When the Fund purchases a floating rate loan interest it may receive a facility fee and when it sells a floating rate loan interest it may pay a facility fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. The Fund earns and/or pays facility and other fees on floating rate loan interests, which are shown as facility and other fees in the Consolidated Statement of Operations. Facility and commitment fees are typically

JUNE 30, 2011	BLACKROCK VARIABLE SERIES FUNDS, INC.	35

amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by the Fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. The Fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. The Fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in the Fund having a contractual relationship only with the lender, not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the Participation. The Fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, the Fund may be treated as general creditors of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement.
Short Sales: The Fund may enter into short sale transactions in which the Fund sells a security it does not hold in anticipation of a decline in the market price of that security. When the Fund makes a short sale, it will borrow the security sold short and deliver it to the counterparty to which it sold the security short. An amount equal to the proceeds received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund is required to repay the counterparty any dividends received on the security sold short, which is shown as dividend expense in the Consolidated Statement of Operations. The Fund may pay a fee on the assets borrowed from the counterparty, which is shown as stock loan fees in the Statement of Operations. The Fund maintains a segregated account of securities or deposits cash with the broker-dealer as collateral for the short sales. The Fund may receive interest on its cash collateral deposited with the broker-dealer. The Fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of a theoretically unlimited loss since there is a theoretically unlimited potential for the market price of the security sold short to increase. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited as to the dollar amount, will be recognized upon the termination of a short sale if the market price is greater or less than the proceeds originally received. There is no assurance the Fund will be able to close out a short position at a particular time or at an acceptable price.
Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Fund either deliver collateral or segregate assets in connection with certain investments (e.g., dollar rolls, TBA sale commitments, financial futures contracts, foreign currency exchange contracts, swaps, short sales, structured options and options written), or certain borrowings (e.g., reverse repurchase agreements, treasury roll transactions and loan payable), the Fund will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party to such transactions has requirements to deliver/deposit securities as collateral for certain investments.
Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may

36	BLACKROCK VARIABLE SERIES FUNDS, INC.	JUNE 30, 2011

be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. Consent fees are compensation for agreeing to changes in the terms of debt instruments and are included in interest income in the Consolidated Statement of Operations.
Dividends and Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.
Securities Lending: The Fund may lend securities to approved borrowers, such as banks, brokers and other financial institutions. The borrower pledges cash securities issued or guaranteed by the U.S. government or irrevocable letters of credit issued by a bank as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Securities lending income, as disclosed in the Consolidated Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. During the term of the loan, the Fund earns dividend and interest on the securities loaned but does not receive dividend or interest income on the securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. During the period, the Fund accepted only cash collateral in connection with securities loaned.
Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.
The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s US federal tax returns remains open for each of the four years ended December 31, 2010. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.
Recent Accounting Standard: In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Fund’s financial statements and disclosures.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.
The Fund has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Consolidated Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.
2. Derivative Financial Instruments:
The Fund engages in various portfolio investment strategies using derivative contracts both to

JUNE 30, 2011	BLACKROCK VARIABLE SERIES FUNDS, INC.	37

increase the returns of the Fund and to economically hedge, or protect, its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk or other risk (commodity price risk and inflation risk). These contracts may be transacted on an exchange or OTC.
Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. The Fund’s maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain netted against any collateral pledged by/posted to the counter-party. For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral received on the options should the counterparty fail to perform under the contracts. Options written by the Fund do not give rise to counterparty credit risk, as options written obligate the Fund to perform and not the counterparty. Counterparty risk related to exchange-traded financial futures contracts and options is deemed to be minimal due to the protection against defaults provided by the exchange on which these contracts trade.
The Fund may mitigate counterparty risk by procuring collateral and through netting provisions included within an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) implemented between the Fund and each of its respective counterparties. The ISDA Master Agreement allows the Fund to offset with each separate counterparty certain derivative financial instrument’s payables and/or receivables with collateral held. The amount of collateral moved to/from applicable counterparties is generally based upon minimum transfer amounts of up to $500,000. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. See Note 1 “Segregation and Collateralization” for information with respect to collateral practices. In addition, the Fund manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.
Financial Futures Contracts: The Fund purchases or sells financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk). Financial futures contracts are agreements between the Fund and the counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.
Foreign Currency Exchange Contracts: The Fund enters into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by the Fund, help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies and the risk that a counterparty to the contract does not perform its obligations under the agreement.
Options: The Fund purchases and writes call and put options to increase or decrease its exposure to underlying instruments (including equity risk,

38	BLACKROCK VARIABLE SERIES FUNDS, INC.	JUNE 30, 2011

interest rate risk and/or commodity price risk) and/or, in the case of options written, to generate gains from options premiums. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. When the Fund purchases (writes) an option, an amount equal to the premium paid (received) by the Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premiums received or paid). When the Fund writes a call option, such option is “covered,” meaning that the Fund holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.
Options on swaps (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swaption is granting or buying the right to enter into a previously agreed upon interest rate swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security at a price different from the current market value.
The Fund invests in structured options to increase or decrease its exposure to an underlying index or group of securities (equity risk). These structured options are European-Style Options and may consist of single or multiple OTC options, which are priced as a single security. European-Style Options may only be exercised at the expiration date, but may be transferred/sold prior to the expiration date. The value of a structured option may either increase or decrease with the underlying index or group of securities, depending on the combination of options used. Structured options are issued in units whereby each unit represents a structure based on the specific index with an initial reference strike price. One type of structure involves the combination of selling a put while buying a call on a specific index. This option would rise in value as the underlying index increases and fall in value as the underlying index decreases. Alternatively, another structure involves the sale of a call and the purchase of a put. This option structure would rise in value as the underlying index decreases and fall in value as the underlying index increases. Upon the exercise of the structured option, the Fund will receive a payment from, or be required to remit a payment to the counterparty, depending on the value of the underlying index at exercise.
Swaps: The Fund enters into swap agreements, in which the Fund and a counterparty agree to make periodic net payments on a specified notional amount. These periodic payments received or made by the Fund are recorded in the Statement of Operations as realized gains or losses, respectively. Any upfront fees paid are recorded as assets and any upfront fees received are recorded as liabilities and amortized over the term of the swap. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). When the swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
•	Interest rate swaps—The Fund enters into interest rate swaps to gain or reduce exposure to or manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk). Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Interest rate floors, which are a type of

JUNE 30, 2011	BLACKROCK VARIABLE SERIES FUNDS, INC.	39

interest rate swap, are agreements in which one party agrees to make payments to the other party to the extent that interest rates fall below a specified rate or floor in return for a premium. In more complex swaps, the notional principal amount may decline (or amortize) over time.

•	Cross-currency swaps—The Fund enters into cross-currency swaps to gain or reduce exposure to foreign currencies or as an economic hedge against either specific transactions or portfolio instruments (foreign currency exchange rate and/or interest rate risk). Cross-currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps may also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate.

•	Total return swaps—The Fund enters into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/ return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.
Derivative Financial Instruments Categorized by Risk Exposure:
Fair Values of Derivative Financial Instruments as of
June 30, 2011

	Asset Derivatives		Liability Derivatives
	Consolidated		Consolidated
	Statement of		Statement of
	Assets and		Assets and
	Liabilities		Liabilities
	Location	Value	Location	Value
Interest rate contracts	Net unrealized appreciation/depreciation*; Unrealized appreciation on swaps; Investments at value-unaffiliated**	$874,160	Net unrealized appreciation/depreciation*; Unrealized depreciation on swaps; Options written at value	$527,950
Foreign currency exchange contracts	Unrealized appreciation on foreign currency exchange contracts;	5,317,566	Unrealized depreciation on foreign currency exchange contracts	4,802,685
Equity contracts	Net unrealized appreciation/depreciation*; Unrealized appreciation on swaps; Investments at value-unaffiliated; Structured options at value	21,608,075	Net unrealized appreciation/depreciation*; Unrealized depreciation on swaps; Options written at value; Structured options at value	33,552,461

Total		$27,799,801		$38,883,096

*	Includes cumulative appreciation/depreciation on financial futures contracts as reported in Schedule of Investments. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

**	Includes options purchased at value as reported in the Schedule of Investments.
The Effect of Derivative Financial Instruments in the
Consolidated Statement of Operations
Six Months Ended June 30, 2011

	Net Realized Gain from
	Financial			Foreign
	Futures			Currency
	Contracts	Swaps	Options***	Transactions
Foreign currency exchange contracts	—	$30,922	—	$52,038,657
Equity contracts	$14,196,191	3,129,816	$10,328,673	—

Total	$14,196,191	$3,160,738	$10,328,673	$52,038,657

	Net Change in Unrealized Appreciation/Depreciation on
	Financial			Foreign
	Futures			Currency
	Contracts	Swaps	Options***	Transactions
Foreign currency exchange contracts	—	$61,815	—	$(10,077,667)
Equity contracts	$(10,590,688)	(1,385,905)	$(16,442,536)	—
Interest rate contracts	—	13,171	—	—

Total	$(10,590,688)	$(1,130,919)	$(16,442,536)	$(10,077,667)

***	Options purchased are included in the net realized gain (loss) from investments and net change in unrealized appreciation/depreciation on investments.

40	BLACKROCK VARIABLE SERIES FUNDS, INC.	JUNE 30, 2011

For the six months ended June 30, 2011, the average quarterly balances of outstanding derivative financial instruments were as follows:

Financial futures contracts:
Average number of contracts purchased	109
Average number of contracts sold	1,143
Average notional value of contracts purchased	$12,684,367
Average notional value of contracts sold	$119,129,462
Foreign currency contracts:
Average number of contracts-US dollars purchased	48
Average number of contracts-US dollars sold	58
Average US dollar amounts purchased	$316,645,532
Average US dollar amounts sold	$812,700,509
Options:
Average number of option contracts purchased	176,705
Average number of option contracts written	1,595,296
Average notional value of option contracts purchased	$96,866,599
Average notional value of option contracts written	$417,960,843
Average number of swaption contracts written	1
Average notional value of swaption contracts written	$1,650,640,500
Structured options:
Average number of units	363,715
Average notional value	$203,488,580
Interest rate swaps:
Average number of contracts-receives fixed rate	1
Average notional value-receives fixed rate	$21,907,500
Cross-currency swaps:
Average number of contracts-receives fixed rate	1
Average notional value-receives fixed rate	$2,734,988
Total return swaps:
Average number of contracts	4
Average notional value	$44,404,668
3. Investment Advisory Agreement and Other Transactions with Affiliates:
The PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Fund for 1940 Act purposes, but Barclays is not.
The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund paid the Manager a monthly fee based on a percentage of the Fund’s average daily net assets at an annual rate of 0.65% from January 1, 2011 to May 31, 2011.
Effective June 1, 2011, the Fund paid the Manager a monthly fee based on a percentage of the Fund’s average daily net assets at the following annual rates:

Investment
Advisory
Average Daily Net Assets	Fee
First $6 billion	0.65%
$6 billion—$8 billion	0.61%
$8 billion—$10 billion	0.59%
$10 billion—$15 billion	0.57%
Greater than $15 billion	0.55%
BlackRock provides investment management and other services to the Subsidiary. BlackRock does not receive separate compensation from the Subsidiary for providing investment management or administrative services. However, the Fund pays BlackRock based on the Fund’s net assets which includes the assets of the Subsidiary.
The Manager entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”) and BlackRock International Limited (“BIL”), both affiliates of the Manager. The Manager pays BIM and BIL for services they provide, a monthly fee that is a percentage of the investment advisory fees paid by the Fund to the Manager.
The Manager voluntarily agreed to waive and/or reimburse fees and/or expenses in order to limit expenses (excluding dividend expense, interest expense, acquired fund fees and expenses and certain other fund expenses) as a percentage of net assets as follows: 1.25% for Class I Shares, 1.40% for Class II Shares and 1.50% for Class III Shares. This voluntary waiver and/or reimbursement may be reduced or discontinued at any time without notice.
The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds, however the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid through its investment in other affiliated investment companies, if any. This amount is shown as fees waived by advisor in the Consolidated Statement of Operations.
For the six months ended June 30, 2011, the Fund reimbursed the Manager $40,827 for certain accounting services, which are included in accounting services in the Consolidated Statement of Operations.
The Company, on behalf of the Fund, entered into a Distribution Agreement and Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at the

JUNE 30, 2011	BLACKROCK VARIABLE SERIES FUNDS, INC.	41

annual rate of 0.15% and 0.25%, respectively, based upon the average daily net assets attributable to Class II and Class III.
The Company received an exemptive order from the SEC permitting it, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BIM as the securities lending agent. BIM may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. The market value of securities on loan and the value of the related collateral, if applicable are shown in the Statement of Assets and Liabilities as securities loaned at value and collateral on securities loaned at value, respectively. The cash collateral invested by BIM is disclosed in the Consolidated Schedule of Investments. The share of income earned by the Fund on such investments is shown as securities lending—affiliated in the Consolidated Statement of Operations. For the six months ended June 30, 2011, BIM received $623 in securities lending agent fees related to securities lending activities for the Fund.
Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for compensation paid to the Company’s Chief Compliance Officer.
4. Investments:
Purchases and sales of investments, including pay-downs and excluding short-term securities and US government securities for the six months ended June 30, 2011, were $1,954,555,198 and $788,138,448. respectively.
Purchases and sales of US government securities for the Fund for the six months ended June 30, 2011 were $198,461,579 and $134,134,529, respectively.
Transactions in options written for the six months ended June 30, 2011, were as follows:

	Calls		Puts
		Premiums		Premiums
	Contracts	Received	Contracts	Received
Outstanding options, beginning of period	19,028	$4,085,678	24,971	$2,910,553
Options written	2,239,064	7,752,784	3,389,793,980	19,604,259
Options closed	(26,052)	(3,166,102)	(122,487)	(2,044,667)
Options expired	(702,287)	(905,414)	(3,880)	(586,660)
Options exercised	(2,542)	(1,274,230)	—	—

Outstanding options, end of period	1,527,211	$6,492,716	107,973	$19,883,485

As of June 30, 2011, the value of portfolio securities subject to covered call options written was $77,634,413.
5. Borrowings:
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expires in November 2011. The Fund may borrow under the credit agreement to fund shareholder redemptions. The Fund pays: a commitment fee of 0.08% per annum based on the Fund’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum and (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. In addition, the Fund paid administration and arrangement fees which were allocated to the Fund based on its net assets as of October 31, 2010. The Fund did not borrow under the credit agreement during the six months ended June 30, 2011.
6. Concentration, Market and Credit Risk:
In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Fund may be exposed to counterparty credit risk, or the risk that an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Fund’s Consolidated Statement of Assets and Liabilities, less any collateral held by the Fund.

42	BLACKROCK VARIABLE SERIES FUNDS, INC.	JUNE 30, 2011

The Fund invests a substantial amount of its assets in issuers located in a single country or a limited number of countries. When the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries may have a significant impact on their investment performance. Please see the Consolidated Schedule of Investments for concentrations in specific countries.
As of June 30, 2011, the Fund had the following industry classifications:

Percent of
Long-Term
Industry	Investments
US Government	14
Oil, Gas & Consumable Fuels	9
Foreign Agency Obligations	8
Other*	69

*	All other industries held were each less than 5% of long-term investments.
7. Capital Share Transactions:
Transactions in capital shares for each class were as follows:

Class I Shares
Six Months Ended June 30, 2011	Shares	Amount
Shares sold	17,704,852	$293,563,019
Shares redeemed	(2,527,951)	(41,852,553)

Net increase	15,176,901	$251,710,466

Class I Shares
Year Ended December 31, 2010	Shares	Amount
Shares sold	33,735,919	$514,181,290
Shares issued to shareholders in reinvestment of dividends	1,415,723	22,807,303

Total issued	35,151,642	536,988,593
Shares redeemed	(5,615,241)	(84,604,184)

Net increase	29,536,401	$452,384,409

Class II Shares
Six Months Ended June 30, 2011	Shares	Amount
Shares sold	361,781	$6,015,936
Shares redeemed	(187,272)	(3,093,249)

Net increase	174,509	$2,922,690

Class II Shares
Year Ended December 31, 2010	Shares	Amount
Shares sold	953,210	$14,474,676
Shares issued to shareholders in reinvestment of dividends	18,217	293,111

Total issued	971,427	14,767,787
Shares redeemed	(318,390)	(4,770,306)

Net increase	653,037	$9,997,481

Class III Shares
Six Months Ended June 30, 2011	Shares	Amount
Shares sold	76,811,067	$1,141,774,732
Shares redeemed	(27,332,699)	(405,214,820)

Net increase	49,478,368	$736,560,912

Class III Shares
Year Ended December 31, 2010	Shares	Amount
Shares sold	169,516,060	$2,321,974,102
Shares issued to shareholders in reinvestment of dividends	7,271,008	105,138,763

Total issued	176,787,068	2,427,112,865
Shares redeemed	(68,244,761)	(925,458,530)

Net increase	108,542,307	$1,501,654,335

8. Subsequent Events:
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

JUNE 30, 2011	BLACKROCK VARIABLE SERIES FUNDS, INC.	43

BlackRock Variable Series Funds, Inc.
Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements
Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements
The Board of Directors (the “Board,” and the members of which are referred to as “Board Members”) of BlackRock Balanced Capital V.I. Fund (the “Balanced Capital V.I. Fund”), BlackRock Basic Value V.I. Fund (the “Basic Value V.I. Fund”), BlackRock Capital Appreciation V.I. Fund (the “Capital Appreciation V.I. Fund”), BlackRock Equity Dividend V.I. Fund (the “Equity Dividend V.I. Fund”), BlackRock Global Allocation V.I. Fund (the “Global Allocation V.I. Fund”), BlackRock Global Opportunities V.I. Fund (the “Global Opportunities V.I. Fund”), Black-Rock Government Income V.I. Fund (the “Government Income V.I. Fund”), BlackRock High Income V.I. Fund (the “High Income V.I. Fund”), BlackRock International Value V.I. Fund (the “International Value V.I. Fund”), BlackRock Large Cap Core V.I. Fund (the “Large Cap Core V.I. Fund”), BlackRock Large Cap Growth V.I. Fund (the “Large Cap Growth V.I. Fund”), BlackRock Large Cap Value V.I. Fund (the “Large Cap Value V.I. Fund”), BlackRock Money Market V.I. Fund (the “Money Market V.I. Fund”), BlackRock S&P 500 Index V.I. Fund (the “S&P 500 Index V.I. Fund”), BlackRock Total Return V.I. Fund (the “Total Return V.I. Fund”) and BlackRock Value Opportunities V.I. Fund (the “Value Opportunities V.I. Fund”) (each, a “Fund,” and collectively, the “Funds”), each a series of BlackRock Variable Series Funds, Inc. (the “Corporation”), met on April 12, 2011 and May 10-11, 2011 to consider the approval of the Corporation’s investment advisory agreements (collectively, the “Advisory Agreements”), on behalf of each Fund, with BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor. The Board also considered the approval of the sub-advisory agreements (collectively, the “Sub-Advisory Agreements”) between the Manager and each of (a) BlackRock Investment Management, LLC; (b) BlackRock Financial Management, Inc.; (c) BlackRock International Limited; and (d) BlackRock Institutional Management Corporation (collectively, the “Sub-Advisors”) with respect to the Funds, as applicable. The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreements and the Sub-Advisory Agreements are referred to herein as the “Agreements.”
Activities and Composition of the Board
The Board consists of thirteen individuals, ten of whom are not “interested persons” of the Corporation as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Funds and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chairman of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Performance Oversight Committee and the Executive Committee, each of which also has one interested Board Member) and is chaired by Independent Board Members. The Board also established an ad hoc committee, the Joint Product Pricing Committee, which consisted of Independent Board Members and directors/trustees of the boards of certain other BlackRock-managed funds, who were not “interested persons” of their respective funds.
The Agreements
Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to each Fund by BlackRock, its personnel and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services, risk oversight, compliance program and assistance in meeting applicable legal and regulatory requirements.
The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. Among the matters the Board considered were: (a) investment performance for one-, three-and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services, such as transfer agency, marketing and distribution, call center and fund accounting; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each

Fund’s investment objective, policies and restrictions; (e) each Fund’s compliance with its Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) Black-Rock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of contractual and actual management fees for products with similar investment objectives across the open-end fund, exchange traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.
Board Considerations in Approving the Agreements
The Approval Process: Prior to the April 12, 2011 meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in a process with BlackRock to review periodically the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lip-per”) on Fund fees and expenses and the investment performance of each Fund as compared with a peer group of funds as determined by Lipper (collectively, “Peers”), and for the S&P 500 Index V.I. Fund, also the gross investment performance as compared with its benchmark; (b) information on the profitability of the Agreements to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates and significant shareholders; (c) a general analysis provided by BlackRock concerning investment management fees (a combination of the advisory fee and the administration fee, if any) charged to other clients, such as institutional clients, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) the impact of economies of scale; (e) a summary of aggregate amounts paid by each Fund to BlackRock; (f) sales and redemption data regarding each Fund’s shares; and (g) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.
At an in-person meeting held on April 12, 2011, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April 12, 2011 meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May 10-11, 2011 Board meeting.
At an in-person meeting held on May 10-11, 2011, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreements between the Manager and the Corporation, on behalf of each Fund, and the Sub-Advisory Agreements between the Manager and the Sub-Advisors with respect to each Fund, as applicable, each for a one-year term ending June 30, 2012. In approving the continuation of the Agreements, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with each Fund; (d) economies of scale; (e) fall-out benefits to BlackRock as a result of its relationship with each Fund; and (f) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares, services related to the valuation and pricing of Fund portfolio holdings, direct and indirect benefits to BlackRock and its affiliates and significant shareholders from their relationship with each Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of Black-Rock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds and/or the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing Fund performance and each Fund’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and each Fund’s portfolio management team, investments by portfolio managers in the funds they manage, Black-Rock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance, BlackRock’s credit analysis capabilities, BlackRock’s risk analysis capabilities and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to each Fund. BlackRock and its affiliates and significant shareholders provide each Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to a Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In addition to investment advisory services, BlackRock and its affiliates provide each Fund with other services, including (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of each Fund, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.
B. The Investment Performance of each Fund and BlackRock
The Board, including the Independent Board Members, also reviewed and considered the performance history of each Fund. In preparation for the April 12, 2011 meeting, the Board worked with BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of each Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to funds in the Fund’s applicable Lipper category, and for the S&P 500 Index V.I. Fund, also the gross investment performance compared with its benchmark. The Board was provided with a description of the methodology used by Lipper to select peer funds. The Board and the Board’s Performance Oversight Committee regularly review, and meet with Fund management to discuss, the performance of each Fund throughout the year.
The Board noted that the Balanced Capital V.I. Fund ranked in the fourth quartile against its Lipper Performance Universe for each of the one-, three-and five-year periods reported. The Board and BlackRock reviewed and discussed the reasons for the Balanced Capital V.I. Fund’s underperformance during these periods compared with its Peers. The Board was informed that, among other things, the Balanced Capital V.I. Fund’s performance was affected by the underperformance of the Balanced Capital V.I. Fund’s equity segment in 2009 and 2010 and the Balanced Capital V.I. Fund’s fixed-income segment in 2008. The bulk of the under-performance for the Balanced Capital V.I. Fund’s equity segment was concentrated over the 18-month period ended August 31, 2010. During this time, cheap stocks with improving fundamentals noticeably underperformed more expensive stocks with deteriorating fundamentals, especially during the middle two quarters of 2009. In 2008, the Balanced Capital V.I. Fund’s fixed income segment detracted from aggregate performance due primarily to an overweight to high quality spread assets (agency and non-agency mortgages, commercial mortgage backed securities and asset backed securities) and an underweight to U.S. Treasuries.
The Board and BlackRock discussed BlackRock’s strategy for improving the Balanced Capital V.I. Fund’s performance and BlackRock’s commitment to providing the resources necessary to assist the Balanced Capital V.I. Fund’s portfolio managers and to improve the Balanced Capital V.I. Fund’s performance.
The Board noted that the Basic Value V.I. Fund ranked in the third, first and first quartiles against its Lipper Performance Universe for the one-, three-and five-year periods reported, respectively.
The Board noted that the Capital Appreciation V.I. Fund ranked in the first quartile against its Lipper Performance Universe for each of the one-, three-and five-year periods reported.
The Board noted that the Equity Dividend V.I. Fund ranked in the fourth, fourth and first quartiles against its Lipper Performance Universe for the one-, three- and five-year periods reported, respectively. The Board and BlackRock reviewed and discussed the reasons for the Equity Dividend V.I. Fund’s underperformance during the one- and three-year periods compared with its Peers. The Board was informed that, among other things, negative asset allocation during the three-year period more than offset the Equity Dividend V.I. Fund’s positive stock selection.
The Board and BlackRock discussed BlackRock’s strategy for improving the Equity Dividend V.I. Fund’s performance and BlackRock’s commitment to providing the resources necessary to assist the Equity Dividend V.I. Fund’s portfolio managers and to improve the Equity Dividend V.I. Fund’s performance.
The Board noted that the Global Allocation V.I. Fund ranked in the second quartile against its Lipper Performance Universe for the one-year period reported, and ranked 2 out of 4 funds against its Lipper Performance Universe for both the three-and five-year periods reported.
The Board noted that the Global Opportunities V.I. Fund ranked in the fourth, fourth and first quartiles against its Lipper Performance Universe for the one-, three- and five-year periods reported, respectively. The Board and BlackRock reviewed and discussed the reasons for the Global Opportunities V.I. Fund’s underperformance during the one- and three-year periods compared with its Peers. The Board was informed that, among other things, over the one-year period the Global Opportunities V.I. Fund suffered primarily from timing effects associated with the addition and deletion of active risk at two points in the year.
The Board and BlackRock discussed BlackRock’s strategy for improving the Global Opportunities V.I. Fund’s performance and BlackRock’s commitment to providing the resources necessary to assist the Global Opportunities V.I. Fund’s portfolio managers and to improve the Global Opportunities V.I. Fund’s performance.
The Board noted that the Government Income V.I. Fund ranked in the first, third and third quartiles against its Lipper Performance Universe for the one-, three- and five-year periods reported, respectively. The Board and BlackRock reviewed and discussed the reasons for the Government Income V.I. Fund’s underperformance during the three- and five-year periods compared with its Peers. The Board was informed that, among other things, underperformance was primarily driven by significant exposure to non-government debt, most notably to the non-agency mortgage and commercial mortgage backed securities (CMBS) markets.
The Board and BlackRock discussed BlackRock’s strategy for improving the Government Income V.I. Fund’s performance and BlackRock’s commitment to providing the resources necessary to assist the Government Income V.I. Fund’s portfolio managers and to improve the Government Income V.I. Fund’s performance.
The Board noted that the High Income V.I. Fund ranked in the first, second and second quartiles against its Lipper Performance Universe for the one-, three- and five-year periods reported, respectively.
The Board noted that the International Value V.I. Fund ranked in the third, second and second quartiles against its Lipper Performance Universe for the one-, three- and five-year periods reported, respectively.
The Board noted that the Large Cap Core V.I. Fund ranked in the fourth quartile against its Lipper Performance Universe for each of the one-, three-and five-year periods reported. The Board and BlackRock reviewed and discussed the reasons for the Large Cap Core V.I. Fund’s underperformance during these periods compared with its Peers and actions being taken to improve Fund performance. The Board and BlackRock analyzed the performance of, and interaction between, the Large Cap Core V.I. Fund’s quantitative and fundamental strategies. BlackRock informed the Board that, among other things, the bulk of the underperformance was concentrated over the 18-month period ended August 31, 2010. During this time, higher quality stocks with improving fundamentals noticeably underperformed lower quality stocks with deteriorating fundamentals, especially during the middle two quarters of 2009.
The Board and BlackRock discussed BlackRock’s strategy for improving the Large Cap Core V.I. Fund’s performance and, at the Board and Black-Rock’s initiative, BlackRock developed a plan that it has been implementing over the past 12 months, which includes the following enhancements, among others: (i) adding a Co-Portfolio Manager; (ii) adding personnel within the Quantitative Analytical Research Group to further support the quantitative portion of the investment team; (iii) dividing responsibility for fundamental research among analysts along sector lines; and (iv) assessing the effectiveness of the quantitative model used in the security selection process. BlackRock expressed to the Board its ongoing commitment to provide the resources necessary to assist the Large Cap Core V.I. Fund’s portfolio managers and to improve the Large Cap Core V.I. Fund’s performance.
The Board noted that the Large Cap Growth V.I. Fund ranked in the third, fourth and fourth quartiles against its Lipper Performance Universe for the one-, three- and five-year periods reported, respectively. The Board and BlackRock reviewed and discussed the reasons for the Large Cap Growth V.I. Fund’s underperformance during these periods compared with its Peers and actions being taken to improve Fund performance. The Board and BlackRock analyzed the performance of, and interaction between, the Large Cap Growth V.I. Fund’s quantitative and fundamental strategies. BlackRock informed the Board that, among other things, the bulk of the underperformance was concentrated over the 18-month period ended August 31, 2010. During this time, higher quality stocks with improving fundamentals noticeably underperformed lower quality stocks with deteriorating fundamentals, especially during the middle two quarters of 2009.
The Board and BlackRock discussed BlackRock’s strategy for improving the Large Cap Growth V.I. Fund’s performance and, at the Board and Black-Rock’s initiative, BlackRock developed a plan that it has been implementing over the past 12 months, which includes the following enhancements, among others: (i) adding a Co-Portfolio Manager; (ii) adding personnel within the Quantitative Analytical Research Group to further support the quantitative portion of the investment team; (iii) dividing responsibility for fundamental research among analysts along sector lines; and (iv) assessing the effectiveness of the quantitative model used in the security selection process. BlackRock expressed to the Board its ongoing commitment to provide the resources necessary to assist the Large Cap Growth V.I. Fund’s portfolio managers and to improve the Large Cap Growth V.I. Fund’s performance.
The Board noted that the Large Cap Value V.I. Fund ranked in the fourth quartile against its Lipper Performance Universe for each of the one-, three-and five-year periods reported. The Board and BlackRock reviewed and discussed the reasons for the Large Cap Value V.I. Fund’s underperformance during these periods compared with its Peers and actions being taken to improve Fund performance. The Board and BlackRock analyzed the performance of, and interaction between, the Large Cap Value V.I. Fund’s quantitative and fundamental strategies. BlackRock informed the Board that, among other things, the bulk of the underperformance was concentrated over the 18-month period ended August 31, 2010. During this time, higher quality stocks with improving fundamentals noticeably underperformed lower quality stocks with deteriorating fundamentals, especially during the middle two quarters of 2009.
The Board and BlackRock discussed BlackRock’s strategy for improving the Large Cap Value V.I. Fund’s performance and, at the Board and Black-Rock’s initiative, BlackRock developed a plan that it has been implementing over the past 12 months, which includes the following enhancements, among others: (i) adding a Co-Portfolio Manager; (ii) adding personnel within the Quantitative Analytical Research Group to further support the quantitative portion of the investment team; (iii) dividing responsibility for fundamental research among analysts along sector lines; and (iv) assessing the effectiveness of the quantitative model used in the security selection process. BlackRock expressed to the Board its ongoing commitment to provide the resources necessary to assist the Large Cap Value V.I. Fund’s portfolio managers and to improve the Large Cap Value V.I. Fund’s performance.
The Board noted that the Money Market V.I. Fund ranked in the third, second and third quartiles against its Lipper Performance Universe for the one-, three- and five-year periods reported, respectively.
The Board noted that the S&P 500 Index V.I. Fund’s gross performance exceeded its benchmark index during each of the one-, three- and five-year periods reported.
The Board noted that the Total Return V.I. Fund ranked in the first, fourth and fourth quartiles against its Lipper Performance Universe for the one-, three- and five-year periods reported, respectively. The Board and BlackRock reviewed and discussed the reasons for the Total Return V.I. Fund’s underperformance during the three- and five-year periods compared with its Peers. The Board was informed that, among other things, underperformance in 2008 continues to weigh on long term performance.
The Board and BlackRock discussed BlackRock’s strategy for improving the Total Return V.I. Fund’s performance and BlackRock’s commitment to providing the resources necessary to assist the Total Return V.I. Fund’s portfolio managers and to improve the Fund’s performance.
The Board noted that the Value Opportunities V.I. Fund ranked in the first, fourth and fourth quartiles against its Lipper Performance Universe for the one-, three- and five-year periods reported, respectively. The Board and BlackRock reviewed and discussed the reasons for the Value Opportunities V.I. Fund’s underperformance during the three- and five-year periods compared with its Peers. The Board was informed that, among other things, the biggest performance detractor was stock selection in the financials sector, as the Value Opportunities V.I. Fund’s holdings were hit hard by the credit crisis. An underweight to utilities and an overweight to consumer discretionary sectors also detracted meaningfully during the credit crisis period.
The Board and BlackRock discussed BlackRock’s strategy for improving the Value Opportunities V.I. Fund’s performance and BlackRock’s commitment to providing the resources necessary to assist the Value Opportunities V.I. Fund’s portfolio managers and to improve the Value Opportunities V.I. Fund’s performance.
The Board noted that BlackRock has made changes to the organization of the overall equity group and fixed income group management structure designed to result in a strengthened leadership team.
C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee ratio compared with the other funds in its Lipper category. It also compared each Fund’s total expense ratio, as well as actual management fee ratio, to those of other funds in its Lipper category. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.
The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided each Fund. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed Black-Rock’s profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2010 compared to available aggregate profitability data provided for the years ended December 31, 2009 and December 31, 2008. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and the difficulty of comparing profitability as a result of those factors.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board considered Black-Rock’s operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. That data indicates that operating margins for Black-Rock, in general and with respect to its registered funds, are generally consistent with margins earned by similarly situated publicly traded competitors. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms. That third party data indicates that larger asset bases do not, in themselves, translate to higher profit margins.
In addition, the Board considered the cost of the services provided to each Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of each Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed Black-Rock’s methodology in allocating its costs to the management of each Fund. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board.
The Board noted that the Balanced Capital V.I. Fund’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was lower than or equal to the median contractual management fee ratio paid by the Balanced Capital V.I. Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted that effective June 1, 2011, the Balanced Capital V.I. Fund has an advisory fee arrangement that includes breakpoints that adjust the fee ratio downward as the size of the Balanced Capital V.I. Fund increases above certain contractually specified levels. The Board further noted that BlackRock has contractually agreed to waive fees or reimburse expenses in order to limit, to a specified amount, the Balanced Capital V.I. Fund’s total net expenses on a class-by-class basis, as applicable.
The Board noted that the Basic Value V.I. Fund’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was lower than or equal to the median contractual management fee ratio paid by the Basic Value V.I. Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted that effective June 1, 2011, the Basic Value V.I. Fund has an advisory fee arrangement that includes breakpoints that adjust the fee ratio downward as the size of the Basic Value V.I. Fund increases above certain contractually specified levels. The Board further noted that BlackRock has contractually agreed to waive fees or reimburse expenses in order to limit, to a specified amount, the Basic Value V.I. Fund’s total net expenses on a class-by-class basis, as applicable.
The Board noted that the Capital Appreciation V.I. Fund’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was lower than or equal to the median contractual management fee ratio paid by the Capital Appreciation V.I. Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted that effective June 1, 2011, the Capital Appreciation V.I. Fund has an advisory fee arrangement that includes breakpoints that adjust the fee ratio downward as the size of the Capital Appreciation V.I. Fund increases above certain contractually specified levels. The Board further noted that BlackRock has contractually agreed to waive fees or reimburse expenses in order to limit, to a specified amount, the Capital Appreciation V.I. Fund’s total net expenses on a class-by-class basis, as applicable.

The Board noted that the Equity Dividend V.I. Fund’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was lower than or equal to the median contractual management fee ratio paid by the Equity Dividend V.I. Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted that effective June 1, 2011, the Equity Dividend V.I. Fund has an advisory fee arrangement that includes breakpoints that adjust the fee ratio downward as the size of the Equity Dividend V.I. Fund increases above certain contractually specified levels. The Board further noted that BlackRock has contractually agreed to waive fees or reimburse expenses in order to limit, to a specified amount, the Equity Dividend V.I. Fund’s total net expenses on a class-by-class basis, as applicable.
The Board noted that the Global Allocation V.I. Fund’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was lower than or equal to the median contractual management fee ratio paid by the Global Allocation V.I. Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted that effective June 1, 2011, the Global Allocation V.I. Fund has an advisory fee arrangement that includes breakpoints that adjust the fee ratio downward as the size of the Global Allocation V.I. Fund increases above certain contractually specified levels. The Board further noted that BlackRock has contractually agreed to waive fees or reimburse expenses in order to limit, to a specified amount, the Global Allocation V.I. Fund’s total net expenses on a class-by-class basis, as applicable.
The Board noted that the Global Opportunities V.I. Fund’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was lower than or equal to the median contractual management fee ratio paid by the Global Opportunities V.I. Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted that effective June 1, 2011, the Global Opportunities V.I. Fund has an advisory fee arrangement that includes breakpoints that adjust the fee ratio downward as the size of the Global Opportunities V.I. Fund increases above certain contractually specified levels. The Board further noted that BlackRock has contractually agreed to waive fees or reimburse expenses in order to limit, to a specified amount, the Global Opportunities V.I. Fund’s total net expenses on a class-by-class basis, as applicable.

The Board noted that the Government Income V.I. Fund’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was lower than or equal to the median contractual management fee ratio paid by the Government Income V.I. Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted that effective June 1, 2011, the Government Income V.I. Fund has an advisory fee arrangement that includes breakpoints that adjust the fee ratio downward as the size of the Government Income V.I. Fund increases above certain contractually specified levels. The Board further noted that BlackRock has contractually agreed to waive fees or reimburse expenses in order to limit, to a specified amount, the Government Income V.I. Fund’s total net expenses on a class-by-class basis, as applicable.

The Board noted that the High Income V.I. Fund’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was lower than or equal to the median contractual management fee ratio paid by the High Income V.I. Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted that the High Income V.I. Fund has an advisory fee arrangement that includes breakpoints that adjust the fee ratio downward as the aggregate assets of the High Income V.I. Fund, combined with the assets of Total Return V.I. Fund, increase above certain contractually specified levels. The Board further noted that BlackRock has contractually agreed to waive fees or reimburse expenses in order to limit, to a specified amount, the High Income V.I. Fund’s total net expenses on a class-by-class basis, as applicable.

The Board noted that the International Value V.I. Fund’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was lower than or equal to the median contractual management fee ratio paid by the International Value V.I. Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted that effective June 1, 2011, the International Value V.I. Fund has an advisory fee arrangement that includes breakpoints that adjust the fee ratio downward as the size of the International Value V.I. Fund increases above certain contractually specified levels. The Board further noted that BlackRock has contractually agreed to waive fees or reimburse expenses in order to limit, to a specified amount, the International Value V.I. Fund’s total net expenses on a class-by-class basis, as applicable.

The Board noted that the Large Cap Core V.I. Fund’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was lower than or equal to the median contractual management fee ratio paid by the Large Cap Core V.I. Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted that the Large Cap Core V.I. Fund has an advisory fee arrangement that includes breakpoints that adjust the fee ratio downward as the size of the Large Cap Core V.I. Fund increases above certain contractually specified levels. The Board further noted that BlackRock has contractually agreed to waive fees or reimburse expenses in order to limit, to a specified amount, the Large Cap Core V.I. Fund’s total net expenses on a class-by-class basis, as applicable.
The Board noted that the Large Cap Growth V.I. Fund’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was lower than or equal to the median contractual management fee ratio paid by the Large Cap Growth V.I. Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted that effective June 1, 2011, the Large Cap Growth V.I. Fund has an advisory fee arrangement that includes breakpoints that adjust the fee ratio downward as the size of the Large Cap Growth V.I. Fund increases above certain contractually specified levels. The Board further noted that BlackRock has contractually agreed to waive fees or reimburse expenses in order to limit, to a specified amount, the Large Cap Growth V.I. Fund’s total net expenses on a class-by-class basis, as applicable.
The Board noted that the Large Cap Value V.I. Fund’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was above the median contractual management fee ratio paid by the Large Cap Value V.I. Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted, however, that the Large Cap Value V.I. Fund’s actual total expense ratio, after giving effect to any expense reimbursement or fee waivers by BlackRock, was lower than or equal to the median actual total expense ratio paid by the Large Cap Value V.I. Fund’s Peers, after giving effect to any expense reimbursement or fee waivers. The Board also noted that effective June 1, 2011, the Large Cap Value V.I. Fund has an advisory fee arrangement that includes breakpoints that adjust the fee ratio downward as the size of the Large Cap Value V.I. Fund increases above certain contractually specified levels. The Board further noted that BlackRock has contractually agreed to waive fees or reimburse expenses in order to limit, to a specified amount, the Large Cap Value V.I. Fund’s total net expenses on a class-by-class basis, as applicable.
The Board noted that the Money Market V.I. Fund’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was above the median contractual management fee ratio paid by the Money Market V.I. Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted, however, that the Money Market V.I. Fund’s actual management fee ratio, after giving effect to any expense reimbursements or fee waivers by BlackRock, was lower than or equal to the median actual management fee ratio paid by the Money Market V.I. Fund’s Peers, after giving effect to any expense reimbursements or fee waivers. The Board also noted that the Money Market V.I. Fund has an advisory fee arrangement that includes breakpoints that adjust the fee ratio downward as the size of the Money Market V.I. Fund increases above certain contractually specified levels. The Board further noted that BlackRock has contractually agreed to waive fees or reimburse expenses in order to limit, to a specified amount, the Money Market V.I. Fund’s total net expenses on a class-by-class basis, as applicable.
The Board noted that the S&P 500 Index V.I. Fund’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was lower than or equal to the median contractual management fee ratio paid by the S&P 500 Index V.I. Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted that Black-Rock has contractually agreed to waive fees or reimburse expenses in order to limit, to a specified amount, the S&P 500 Index V.I. Fund’s total net expenses on a class-by-class basis, as applicable. Additionally, the Board noted that BlackRock has voluntarily agreed to waive or reimburse management fees for the S&P 500 Index V.I. Fund.
The Board noted that the Total Return V.I. Fund’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was lower than or equal to the median contractual management fee ratio paid by the Total Return V.I. Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted that the Total Return V.I. Fund has an advisory fee arrangement that includes breakpoints that adjust the fee ratio downward as the aggregate assets of the Total Return V.I. Fund, combined with the assets of the High Income V.I. Fund, increase above certain contractually specified levels. The Board further noted that BlackRock has contractually agreed to waive fees or reimburse expenses in order to limit, to a specified amount, the Total Return V.I. Fund’s total net expenses on a class-by-class basis, as applicable.

The Board noted that the Value Opportunities V.I. Fund’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was lower than or equal to the median contractual management fee ratio paid by the Value Opportunities V.I. Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted that effective June 1, 2011, the Value Opportunities V.I. Fund has an advisory fee arrangement that includes breakpoints that adjust the fee ratio downward as the size of the Value Opportunities V.I. Fund increases above certain contractually specified levels. The Board further noted that BlackRock has contractually agreed to waive fees or reimburse expenses in order to limit, to a specified amount, the Value Opportunities V.I. Fund’s total net expenses on a class-by-class basis, as applicable.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of each Fund increase. The Board also considered the extent to which each Fund benefits from such economies and whether there should be changes in the advisory fee rate or structure in order to enable each Fund to participate in these economies of scale, for example through the use of, as applicable, contractual breakpoints, revised contractual breakpoints or revised voluntary breakpoints in the advisory fee based upon the asset level of each Fund, and in the case of High Income V.I. Fund and Total Return V.I. Fund, based on the combined assets of those two funds.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fallout” benefits that BlackRock or its affiliates and significant shareholders may derive from their respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates and significant shareholders as service providers to each Fund, including for administrative, transfer agency, distribution and securities lending services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that Black-Rock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that BlackRock’s funds may invest in affiliated ETFs without any offset against the management fees payable by the funds to BlackRock. In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from Black-Rock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that each Fund’s fees and expenses are too high or if they are dissatisfied with the performance of each Fund.
Conclusion
The Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreements between the Manager and the Corporation, on behalf of each Fund, for a one-year term ending June 30, 2012 and the Sub-Advisory Agreements between the Manager and the Sub-Advisors, with respect to each Fund, as applicable, for a one-year term ending June 30, 2012. As part of its approval, the Board considered the detailed review of BlackRock’s fee structure, as it applies to each Fund, conducted by the ad hoc Joint Product Pricing Committee. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for each Fund reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

BlackRock Variable Series Funds, Inc.
Officers and Directors
Officers and Directors
Robert M. Hernandez
Chair of the Board and Director
Fred G. Weiss
Vice Chair of the Board and Director
James H. Bodurtha, Director
Bruce R. Bond, Director
Donald W. Burton, Director
Richard S. Davis, Director
Honorable Stuart E. Eizenstat, Director
Laurence D. Fink, Director
Kenneth A. Froot, Director
Henry Gabbay, Director
John F. O’Brien, Director
Roberta Cooper Ramo, Director
David H. Walsh, Director
John M. Perlowski, President and
Chief Executive Officer
Brendan Kyne, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan
Chief Compliance Officer and Anti-
Money Laundering Officer
Ira P. Shapiro, Secretary
Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisors
BlackRock Financial Management, Inc.
New York, NY 10055
BlackRock Investment Management, LLC
Princeton, NJ 08540
BlackRock International Limited
Edinburgh, EH3 8JB, United Kingdom
BlackRock Institutional Management Corp.
Wilmington, DE 19809
Custodians
The Bank of New York Mellon1
New York, NY 10286
Brown Brothers Harriman & Co.2
Boston, MA 02109
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Accounting Agent
State Street Bank and Trust Co.
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10022
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Legal Counsel
Willkie, Farr & Gallagher LLP
New York, NY 10019
Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809

[1]	For all Funds except BlackRock Global Allocation V.I. Fund, BlackRock International Value V.I. Fund and BlackRock Large Cap Growth V.I. Fund.

[2]	For BlackRock Global Allocation V.I. Fund, BlackRock International Value V.I. Fund and BlackRock Large Cap Growth V.I. Fund.

General Information
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.
Availability of Proxy Voting Record
Information about how the Funds voted proxies relating to securities held in each Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third par ties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, Black-Rock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

This report is only for distribution to shareholders of the Funds of BlackRock Variable Series Funds, Inc. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of non-money market fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
Investment in foreign securities involves special risks including fluctuating foreign exchange rates, foreign government regulations, differing degrees of liquidity and the possibility of substantial volatility due to adverse political, economic or other developments.

Transamerica BlackRock Large Cap Value VP
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at January 1, 2011 and held for the entire period until June 30, 2011.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (B)
	Beginning	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized
Fund Name	Account Value	Value	During Period (A)	Value	During Period (A)	Expense Ratio

Transamerica BlackRock Large Cap Value VP
Initial Class	$1,000.00	$1,107.70	$4.13	$1,020.88	$3.96	0.79%
Service Class	1,000.00	1,105.90	5.43	1,019.64	5.21	1.04

(A)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(B)	5% return per year before expenses.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2011
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

	% of Net
Asset Type	Assets

Common Stock	99.9%
Securities Lending Collateral	4.9
Short-Term Investment Company	0.0	(A)
Other Assets and Liabilities — Net)	(4.8)

Total	100.0%

(A)	Amount rounds to less than 0. 1%.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica BlackRock Large Cap Value VP
SCHEDULE OF INVESTMENTS
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 99.9%
Aerospace & Defense - 2.2%
Lockheed Martin Corp.	180,000	$14,575
Raytheon Co.	360,000	17,946
Auto Components - 1.4%
Autoliv, Inc. ^	110,000	8,630
TRW Automotive Holdings Corp. ‡	210,000	12,396
Beverages - 0.4%
Constellation Brands, Inc. — Class A ‡	260,000	5,413
Biotechnology - 3.3%
Amgen, Inc. ‡	470,000	27,425
Biogen Idec, Inc. ‡	210,000	22,453
Capital Markets - 2.7%
Ameriprise Financial, Inc.	320,000	18,458
Janus Capital Group, Inc.	210,000	1,982
State Street Corp.	450,000	20,291
Chemicals - 4.3%
Cabot Corp.	307,000	12,240
CF Industries Holdings, Inc.	90,000	12,750
Cytec Industries, Inc.	141,000	8,064
Huntsman Corp.	800,000	15,079
Lubrizol Corp.	50,000	6,714
RPM International, Inc.	492,700	11,342
Commercial Banks - 1.8%
East-West Bancorp, Inc.	140,000	2,829
KeyCorp	2,060,000	17,160
Regions Financial Corp.	420,000	2,604
Wells Fargo & Co.	150,000	4,209
Commercial Services & Supplies - 0.5%
Avery Dennison Corp.	210,000	8,112
Communications Equipment - 1.1%
Echostar Corp. — Class A ‡	20,000	729
Motorola Solutions, Inc. ‡	340,000	15,653
Computers & Peripherals - 2.3%
Lexmark International, Inc. — Class A ‡	158,000	4,623
Seagate Technology PLC	950,000	15,352
Western Digital Corp. ‡	420,000	15,280
Consumer Finance - 3.7%
Capital One Financial Corp.	410,000	21,184
Discover Financial Services	660,000	17,655
SLM Corp.	1,070,000	17,987
Containers & Packaging - 0.6%
Sealed Air Corp.	369,000	8,779
Diversified Financial Services - 0.6%
JPMorgan Chase & Co.	210,000	8,597
Diversified Telecommunication Services - 2.9%
AT&T, Inc.	370,000	11,622
Verizon Communications, Inc.	880,000	32,763
Electric Utilities - 0.6%
NV Energy, Inc.	610,000	9,364
Electrical Equipment - 0.3%
Thomas & Betts Corp. ‡	88,800	4,782
Electronic Equipment & Instruments - 1.3%
Corning, Inc.	1,060,000	19,239
Energy Equipment & Services - 1.4%
Nabors Industries, Ltd. ‡	530,000	13,059
SEACOR Holdings, Inc. ^	80,000	7,997
Food & Staples Retailing - 2.2%
Kroger Co.	630,000	15,624
Safeway, Inc. ^	740,000	17,294
Food Products - 1.1%
Tyson Foods, Inc. — Class A	840,000	$16,313
Gas Utilities - 0.2%
UGI Corp.	82,000	2,615
Health Care Equipment & Supplies - 0.7%
Baxter International, Inc.	190,000	11,341
Health Care Providers & Services - 10.7%
Aetna, Inc.	440,000	19,400
AmerisourceBergen Corp. — Class A	360,000	14,904
Cardinal Health, Inc.	400,000	18,168
CIGNA Corp.	380,000	19,543
Coventry Health Care, Inc. ‡	210,000	7,659
Health Net, Inc. ‡ ^	210,000	6,739
Humana, Inc.	230,000	18,524
Lincare Holdings, Inc. ^	294,750	8,627
UnitedHealth Group, Inc.	540,000	27,853
WellPoint, Inc.	280,000	22,056
Household Products - 0.4%
Procter & Gamble Co.	100,000	6,357
Independent Power Producers & Energy Traders - 1.3%
AES Corp. ‡	520,000	6,625
NRG Energy, Inc. ‡	528,600	12,993
Industrial Conglomerates - 2.1%
General Electric Co.	1,670,000	31,496
Insurance - 7.9%
American Financial Group, Inc.	304,400	10,864
Assurant, Inc.	331,200	12,013
Assured Guaranty, Ltd. ^	490,000	7,992
Endurance Specialty Holdings, Ltd. ^	90,700	3,749
Hartford Financial Services Group, Inc.	430,000	11,339
HCC Insurance Holdings, Inc.	388,400	12,235
Lincoln National Corp.	310,000	8,832
Principal Financial Group, Inc.	140,000	4,259
Prudential Financial, Inc.	110,000	6,995
Reinsurance Group of America, Inc. — Class A	50,000	3,043
Travelers Cos., Inc.	350,000	20,432
Unitrin, Inc. ^	130,000	3,857
Unum Group	640,000	16,307
Internet & Catalog Retail - 0.3%
Liberty Media Corp. — Interactive — Series A ‡	290,000	4,863
Machinery - 1.4%
AGCO Corp. ‡	90,000	4,442
Manitowoc Co., Inc. ^	340,000	5,726
Timken Co.	223,000	11,239
Media - 2.3%
CBS Corp. — Class B	690,000	19,658
DISH Network Corp. — Class A ‡	300,000	9,201
Virgin Media, Inc. ^	230,000	6,884
Metals & Mining - 2.2%
Alcoa, Inc.	1,150,000	18,239
Walter Energy, Inc.	130,000	15,054
Multiline Retail - 1.2%
Macy’s, Inc.	600,000	17,544
Multi-Utilities - 1.6%
CMS Energy Corp.	240,500	4,735
Integrys Energy Group, Inc. ^	90,000	4,666
NiSource, Inc.	756,400	15,316
Oil, Gas & Consumable Fuels - 9.1%
Arch Coal, Inc.	160,000	4,266
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica BlackRock Large Cap Value VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Chevron Corp.	300,000	$30,853
ConocoPhillips	400,000	30,076
Marathon Oil Corp.	450,000	23,706
Murphy Oil Corp.	240,000	15,758
Teekay Corp. ^	30,000	926
Tesoro Corp. ‡^	600,000	13,746
Valero Energy Corp.	760,000	19,433
Paper & Forest Products - 2.1%
International Paper Co.	510,000	15,208
MeadWestvaco Corp.	500,000	16,655
Pharmaceuticals - 8.2%
Bristol-Myers Squibb Co.	910,000	26,353
Eli Lilly & Co.	550,000	20,642
Endo Pharmaceuticals Holdings, Inc. ‡	80,000	3,214
Forest Laboratories, Inc. ‡^	470,000	18,490
Johnson & Johnson	80,000	5,322
Pfizer, Inc.	2,450,000	50,469
Semiconductors & Semiconductor Equipment - 5.7%
Intel Corp.	1,850,000	40,995
KLA-Tencor Corp. ^	110,000	4,453
Marvell Technology Group, Ltd. ‡	10,000	148
National Semiconductor Corp.	600,000	14,766
Novellus Systems, Inc. ‡^	220,000	7,951
Texas Instruments, Inc.	560,000	18,385
Software - 2.8%
Activision Blizzard, Inc.	210,000	2,453
CA, Inc.	385,100	8,796
Microsoft Corp.	600,000	15,600
Symantec Corp. ‡	820,000	16,170
Specialty Retail - 2.3%
American Eagle Outfitters, Inc. ^	340,000	4,335
GameStop Corp. — Class A ‡^	580,000	15,469
Limited Brands, Inc. ^	400,000	15,380
Tobacco - 1.1%
Philip Morris International, Inc.	260,000	17,360
Wireless Telecommunication Services - 1.6%
Sprint Nextel Corp. ‡	3,580,000	19,296
Telephone & Data Systems, Inc. ^	140,000	4,351

Total Common Stocks (cost $1,331,545)		1,519,977

SHORT-TERM INVESTMENT COMPANY - 0.0% ∞
Capital Markets 0.0%8 ∞
BlackRock Provident TempFund 24 ◊	636,314	636
Total Short-Term Investment Company (cost $636)

SECURITIES LENDING COLLATERAL - 4.9%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.22% ▲	74,187,212	74,187
Total Securities Lending Collateral (cost $74,187)

Total Investment Securities (cost $1,406,368) #		1,594,800
Other Assets and Liabilities — Net		(73,487)

Net Assets		$1,521,313

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $72,465.

‡	Non-income producing security.

∞	Percentage rounds to less than 0.1%.

◊	The investment issuer is affiliated with the sub-adviser of the fund.

▲	Rate shown reflects the yield at 06/30/2011.

#	Aggregate cost for federal income tax purposes is $1,406,368. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $206,474 and $18,042, respectively. Net unrealized appreciation for tax purposes is $188,432.
VALUATION SUMMARY: '

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	06/30/2011

Common Stocks	$1,503,699	$16,278	$—	$1,519,977
Securities Lending Collateral	74,187	—	—	74,187
Short-Term Investment Companies	636	—	—	636

Total	$1,578,522	$16,278	$—	$1,594,800

'	See the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica BlackRock Large Cap Value VP
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2011
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $1,406,368)	$1,594,800
(including securities loaned of $72,465)
Cash	22
Receivables:
Shares sold	534
Securities lending income (net)	11
Dividends	1,759
Dividend reclaims	13
Other	6
Prepaid expenses	10

1,597,155

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	522
Management and advisory fees	894
Distribution and service fees	19
Trustees fees	5
Transfer agent fees	1
Administration fees	24
Printing and shareholder reports fees	118
Audit and tax fees	6
Other	66
Collateral for securities on loan	74,187

75,842

Net assets	$1,521,313

Net assets consist of:
Capital stock ($.01 par value)	$1,006
Additional paid-in capital	1,851,792
Undistributed (accumulated) net investment income (loss)	33,424
Undistributed (accumulated) net realized gain (loss) from investment securities	(553,340)
Net unrealized appreciation (depreciation) on:
Investment securities	188,432
Translation of assets and liabilities denominated in foreign currencies	(1)

Net assets	$1,521,313

Net assets by class:
Initial Class	$1,428,881
Service Class	92,432
Shares outstanding:
Initial Class	94,527
Service Class	6,103
Net asset value and offering price per share:
Initial Class	$15.12
Service Class	15.14
STATEMENT OF OPERATIONS
For the period ended June 30, 2011
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income	$15,101
Interest income	1
Securities lending income (net)	332

15,434

Expenses:
Management and advisory	5,508
Distribution and service:
Service Class	107
Printing and shareholder reports	71
Custody	85
Administration	150
Legal	38
Audit and tax	8
Trustees	22
Transfer agent	5
Other	25

Total expenses	6,019

Net investment income	9,415

Net realized gain (loss) on transactions from:
Investment securities	84,210

Net increase in unrealized appreciation (depreciation) on:
Investment securities	59,177
Translation of assets and liabilities denominated in foreign currencies	2

Change in unrealized appreciation (depreciation)	59,179

Net realized and unrealized gain	143,389

Net increase in net assets resulting from operations	$152,804

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica BlackRock Large Cap Value VP
STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(all amounts in thousands)

	June 30, 2011	December 31,
	(unaudited)	2010
From operations:
Net investment income	$9,415	$24,010
Net realized gain (loss) from investment securities	84,210	8,121
Change in net unrealized appreciation (depreciation) on investment securities and foreign currency translation	59,179	80,468

Net increase in net assets resulting from operations	152,804	112,599

Distributions to shareholders:
From net investment income:
Initial Class	—	(12,888)
Service Class	—	(435)

Total distributions to shareholders	—	(13,323)

Capital share transactions:
Proceeds from shares sold:
Initial Class	40,268	63,240
Service Class	15,310	23,855

	55,578	87,095

Proceeds from fund acquisition:
Initial Class	—	733,172
Service Class	—	26,318

	—	759,490

Dividends and distributions reinvested:
Initial Class	—	12,888
Service Class	—	435

	—	13,323

Cost of shares redeemed:
Initial Class	(189,715)	(654,884)
Service Class	(7,693)	(15,948)

	(197,408)	(670,832)

Net increase (decrease) in net assets from capital shares transactions	(141,830)	189,076

Net increase in net assets	10,974	288,352

Net assets:
Beginning of period/year	1,510,339	1,221,987

End of period/year	$1,521,313	$1,510,339

Undistributed net investment income	$33,424	$24,009

Share activity:
Shares issued:
Initial Class	2,771	4,981
Service Class	1,043	1,873

	3,814	6,854

Shares issued on fund acquisition:
Initial Class	—	54,725
Service Class	—	1,956

	—	56,681

Shares issued-reinvested from distributions:
Initial Class	—	1,151
Service Class	—	39

	—	1,190

Shares redeemed:
Initial Class	(13,294)	(50,883)
Service Class	(525)	(1,278)

	(13,819)	(52,161)

Net increase (decrease) in shares outstanding:
Initial Class	(10,523)	9,974
Service Class	518	2,590

	(10,005)	12,564

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica BlackRock Large Cap Value VP
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

			Initial Class
	Period ended		Year Ended December 31,
	June 30, 2011
	(unaudited)		2010	2009	2008	2007	2006
Net asset value
Beginning of period/year	$13.65		$12.46	$11.09	$19.16	$20.80	$18.72
Investment operations
Net investment income(A)	0.09		0.19	0.19	0.21	0.20	0.17
Net realized and unrealized gain (loss)	1.38		1.09	1.35	(6.18)	0.72	2.91

Total operations	1.47		1.28	1.54	(5.97)	0.92	3.08

Distributions
From net investment income	—		(0.09)	(0.17)	(0.15)	(0.20)	(0.10)
From net realized gains	—		—	—	(1.95)	(2.36)	(0.90)

Total distributions	—		(0.09)	(0.17)	(2.10)	(2.56)	(1.00)

Net asset value
End of period/year	$15.12		$13.65	$12.46	$11.09	$19.16	$20.80

Total return(B)	10.77	%(C)	10.44%	13.99%	(33.89%)	4.64%	16.92%
Net assets end of period/year (000’s)	$1,428,880		$1,433,863	$1,184,485	$712,006	$860,991	$1,054,389
Ratio and supplemental data
Expenses to average net assets	0.79	%(D)	0.79%	0.84%	0.83%	0.85%	0.83%
Net investment income, to average net assets	1.27	%(D)	1.50%	1.73%	1.38%	0.94%	0.86%
Portfolio turnover rate	79	%(C)	99%	128%	85%	67%	60%
For a share outstanding throughout each period

			Service Class
	Period ended		Year Ended December 31,
	June 30, 2011
	(unaudited)		2010	2009	2008	2007	2006
Net asset value
Beginning of period/year	$13.69		$12.52	$11.13	$19.21	$20.87	$18.81
Investment operations
Net investment income(A)	0.07		0.16	0.17	0.17	0.14	0.13
Net realized and unrealized gain (loss)	1.38		1.09	1.35	(6.20)	0.73	2.91

Total operations	1.45		1.25	1.52	(6.03)	0.87	3.04

Distributions
From net investment income	—		(0.08)	(0.13)	(0.10)	(0.17)	(0.08)
From net realized gains	—		—	—	(1.95)	(2.36)	(0.90)

Total distributions	—		(0.08)	(0.13)	(2.05)	(2.53)	(0.98)

Net asset value
End of period/year	$15.14		$13.69	$12.52	$11.13	$19.21	$20.87

Total return(B)	10.59	%(C)	10.15%	13.71%	(34.06%)	4.35%	16.62%
Net assets end of period/year (000’s)	$92,432		$76,476	$37,502	$15,319	$33,514	$28,079
Ratio and supplemental data
Expenses to average net assets	1.04	%(D)	1.04%	1.09%	1.08%	1.10%	1.08%
Net investment income, to average net assets	1.01	%(D)	1.26%	1.47%	1.06%	0.70%	0.64%
Portfolio turnover rate	79	%(C)	99%	128%	85%	67%	60%

(A)	Calculated based on average number of shares outstanding.

(B)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(C)	Not annualized.

(D)	Annualized.
Note: Prior to January 1, 2010, all of the financial highlights were audited by another independent registered public accounting firm.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica BlackRock Large Cap Value VP
NOTES TO FINANCIAL STATEMENTS
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock Large Cap Value VP (the “Fund”) is part of TST.
The Fund currently offers two classes of shares; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund, including investment objectives and strategies.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rates in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.
Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Fund’s securities exposes the Fund to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Fund seeks to increase its net investment income through the receipt of interest (after rebates and fees).
Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2011 are shown in the Schedule of Investments and Statement of Assets and Liabilities.
Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.
Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.
There were no commissions recaptured during the period ended June 30, 2011.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica BlackRock Large Cap Value VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. (continued)
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.
Foreign taxes: The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests.
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodolgy used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities (common and preferred stock): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.
Securities lending collateral: Securities lending collateral is a money market fund which is valued at the net assets of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica BlackRock Large Cap Value VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011 (all amounts in thousands)
(unaudited)
NOTE 2. (continued)
Investment company: Securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy.
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by Transamerica Asset Management Inc.’s (“TAM”) Valuation Committee under the supervision of the Fund’s Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When a Fund must use fair valuation methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.
The hierarchy classification of inputs used to value the Fund’s investments, at June 30, 2011, are disclosed in the Valuation Summary of each Fund’s Schedule of Investments. Transfers between Levels are considered to have occurred at the end of the reporting period.
There were no significant transfers between Level 1 and Level 2 during the period ended June 30, 2011.
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.
TAM, the Fund’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TFS, and TCI. None of the non-independent trustees receive compensation for services as trustees of the Fund or the entities that invest in the Fund.
The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at June 30, 2011:

	Market	% of Net
	Value	Assets
Transamerica Asset Allocation-Conservative VP	$67,783	4.46%
Transamerica Asset Allocation-Growth VP	117,010	7.69
Transamerica Asset Allocation-Moderate VP	191,568	12.59
Transamerica Asset Allocation-Moderate Growth VP	384,540	25.28
Transamerica BlackRock Tactical Allocation VP	27,887	1.83

Total	$788,788	51.85%

Investment advisory fee: The Fund pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $250 million	0.80%
Over $250 million up to $750 million	0.775%
Over $750 million up to $1 billion	0.75%
Over $1 billion up to $2 billion	0.65%
Over $2 billion	0.625%

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica BlackRock Large Cap Value VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees and certain extraordinary expenses, exceed the following stated annual limit:
1.00% Expense Limit
If total Fund expenses, excluding 12b-1 fees and certain expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived advisory fees.
During the period ended June 30, 2011, there were no amounts reimbursed/waived or recaptured by the adviser. There are no amounts available for recapture by the adviser as of June 30, 2011.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2012. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2011 were as follows:

Purchases of securities:
Long-term	$636,334
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	769,355
U.S. Government	—

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica BlackRock Large Cap Value VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 5. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax provisions taken for all open tax years (2008 — 2010), or expected to be taken in the Fund’s 2011 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, structured notes, foreign bonds, swaps, net operating losses, distribution reclasses for REITs, passive foreign investment companies, foreign currency transactions, capital loss carryforwards, and post-October loss deferrals.
NOTE 6. SUBSEQUENT EVENT
Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica BlackRock Large Cap Value VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (unaudited)
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 8-9, 2011, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica BlackRock Large Cap Value VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and BlackRock Investment Management, LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2012. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of a comparable account managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the investment approach for the Portfolio. The Trustees considered the services provided by TAM for the portion of the management fee it retains after payment of the Sub-Adviser’s fee, including oversight of the performance of administrative, recordkeeping, shareholder relations, regulatory reporting and other functions of the Portfolio as well as “manager of managers” services TAM provides in the form of selection and oversight of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub- Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2010. The Board noted that the performance of the Initial Class of the Portfolio was below the median for its peer universe for the past 1- and 3-year periods, in line with the median for the past 5-year period and above the median for the past 10-year period. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Portfolio. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information about TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio, including the amount of the management fee retained by TAM following payment of the sub-advisory fee. The Trustees noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the median for its peer group and below the median for its peer universe. The Trustees noted the profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica BlackRock Large Cap Value VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)
(unaudited)
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice. The Trustees also noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio.
Other considerations. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica BlackRock Tactical Allocation VP
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at January 1, 2011 and held for the entire period until June 30, 2011, excluding Initial Class that commenced operations on May 1, 2011.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses			Hypothetical Expenses (C)
	Beginning	Ending Account	Expenses Paid		Ending Account	Expenses Paid		Annualized
Fund Name	Account Value	Value	During Period		Value	During Period		Expense Ratio (D)

Transamerica BlackRock Tactical Allocation VP
Initial Class	$1,000.00	$990.00	$0.23	(A)	$1,007.86	$0.23	(A)	0.14%
Service Class	1,000.00	1,062.40	1.99	(B)	1,022.86	1.96	(B)	0.39

(A)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (61 days), and divided by the number of days in the year (365 days).

(B)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	5% return per year before expenses.

(D)	Expense ratios do not include expenses of the investment companies in which the fund invests.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2011
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

	% of Net
Asset Type	Assets

Bonds	36.0%
U.S. Stocks	35.6
Tactical and Specialty	25.9
Global/International Stocks	2.5
Other Assets and Liabilities — Net	(0.0	)(A)

Total	100.0%

(A)	Amount rounds to less than (0.1)%.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica BlackRock Tactical Allocation VP
SCHEDULE OF INVESTMENTS
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 100.0%
Bonds - 36.0%
Transamerica JPMorgan Core Bond VP Ж	4,281,193	$55,527
Transamerica PIMCO Total Return VP Ж	4,672,581	55,557
Global/International Stocks - 2.5%
Transamerica MFS International Equity VP Ж	1,044,033	7,820
Tactical and Specialty - 25.9%
Transamerica BlackRock Global Allocation €	2,148,442	24,729
Transamerica Loomis Sayles Bond €	5,006,007	55,366
U.S. Stocks - 35.6%
Transamerica BlackRock Large Cap Value VP Ж	1,844,346	27,887
Transamerica Jennison Growth VP Ж	4,494,343	38,561
Transamerica JPMorgan Mid Cap Value VP Ж	1,287,448	18,565
Transamerica Morgan Stanley Mid-Cap Growth VP Ж	763,602	24,947

Total Investment Companies (cost $293,002) #		308,959
Other Assets and Liabilities — Net		(108)

Net Assets		$308,851

NOTES TO SCHEDULE OF INVESTMENTS:

Ж	The portfolio invests its assets in the Initial Class shares of the affiliated fund of Transamerica Series Trust.

€	The portfolio invests its assets in the Class I2 shares of the affiliated fund of Transamerica Funds.

#	Aggregate cost for federal income tax purposes is $293,002. Aggregate gross/net unrealized appreciation for all securities in which there is an excess of value over tax cost was $15,957.
VALUATION SUMMARY: Э

Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
	Prices	Inputs	Inputs	06/30/2011

Investment Companies	$308,959	$—	$—	$308,959

Э	See the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust	Semi-Annual Report 2011

Transamerica BlackRock Tactical Allocation VP
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2011
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investments in affiliated investment companies, at value (cost: $293,002)	$308,959
Receivables:
Shares sold	460
Prepaid expenses	2

	309,421

Liabilities:
Accounts payable and accrued liabilities:
Affiliated investment securities purchased	447
Shares redeemed	13
Management and advisory fees	25
Distribution and service fees	62
Transfer agent fees	—	(A)
Administration fees	5
Audit and tax fees	7
Printing and shareholder reports fees	8
Other	3

	570

Net assets	$308,851

Net assets consist of:
Capital stock ($.01 par value)	$216
Additional paid-in capital	279,849
Undistributed (accumulated) net investment income (loss)	4,170
Undistributed (accumulated) net realized gain (loss) from investments in affiliated investment companies	8,659
Net unrealized appreciation (depreciation) on investments in affiliated investment companies	15,957

Net assets	$308,851

Net assets by class:
Initial Class(B)	$119
Service Class	308,732
Shares outstanding:
Initial Class(B)	12
Service Class	21,572
Net asset value and offering price per share:
Initial Class(B)	$9.90
Service Class	14.31

(A)	Rounds to less than $1.

(B)	Commenced operations on May 1, 2011.
STATEMENT OF OPERATIONS
For the period ended June 30, 2011
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income from affiliated investment companies	$1,122

Expenses:
Management and advisory	127
Distribution and service:
Service Class	316
Printing and shareholder reports	6
Custody	6
Administration	25
Legal	5
Audit and tax	6
Trustees	3
Transfer agent	1
Other	3

Total expenses	498

Net investment income	624

Net realized gain (loss) from:
Investments in affiliated investment companies	6,304

Net increase in unrealized appreciation (depreciation) on:
Investments in affiliated investment companies	7,699

Net realized and unrealized gain on investments in investment companies	14,003

Net increase In net assets resulting from operations	$14,627

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust	Semi-Annual Report 2011

Transamerica BlackRock Tactical Allocation VP
STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(all amounts in thousands)

	June 30, 2011		December 31,
	(unaudited)		2010
From operations:
Net investment income	$624		$3,546
Net realized gain from investments in affiliated investment companies	6,304		2,355
Change in net unrealized appreciation (depreciation) on investments in affiliated investment companies	7,699		7,200

Net increase in net assets resulting from operations	14,627		13,101

Distributions to shareholders:
From net investment income:
Service Class	—		(428)
From net realized gains:
Service Class	—		(333)

Total distributions to shareholders	—		(761)

Capital share transactions:
Proceeds from shares sold:
Initial Class(A)	118		—
Service Class	106,387		148,135

	106,505		148,135

Dividends and distributions reinvested:
Service Class	—		761

Cost of shares redeemed:
Initial Class(A)	—	(B)	—
Service Class	(5,189)		(10,477)

	(5,189)		(10,477)

Net increase in net assets resulting from capital shares transactions	101,316		138,419

Net increase in net assets	115,943		150,759

Net assets:
Beginning of period/year	192,908		42,149

End of period/year	$308,851		$192,908

Undistributed net investment income	$4,170		$3,546

Share activity:
Shares issued:
Initial Class(A)	12		—
Service Class	7,622		11,632

	7,634		11,632

Shares issued-reinvested from distributions:
Service Class	—		62

Shares redeemed:
Initial Class(A)	—	(C)	—
Service Class	(372)		(829)

	(372)		(829)

Net increase (decrease) in shares outstanding:
Initial Class(A)	12		—
Service Class	7,250		10,865

	7,262		10,865

(A)	Initial Class commenced operations on May 1, 2011.

(B)	Rounds to less than $1 or $(1).

(C)	Rounds to less than 1 or (1) share.

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust	Semi-Annual Report 2011

Transamerica BlackRock Tactical Allocation VP
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Initial Class		Service Class
	May 1 to		Period ended
	June 30,		June 30,
	2011(A)		2011		December 31,	May 1 to Dec
	(unaudited)		(unaudited)		2010	31, 2009(B)
Net asset value
Beginning of period/year	$10.00		$13.47		$12.19	$10.00
Investment operations
Net investment income(C),(D)	0.04		0.03		0.44	0.34
Net realized and unrealized gain (loss)	(0.14)		0.81		0.92	1.85

Total operations	(0.10)		0.84		1.36	2.19

Distributions
From net investment income	—		—		(0.05)	—
From net realized gains	—		—		(0.03)	—

Total distributions	—		—		(0.08)	—

Net asset value
End of period/year	$9.90		$14.31		$13.47	$12.19

Total return(E)	(1 .00	)%(F)	6 .24	%(F)	11 .24%	21 .90	%(F)

Net assets end of period/year (000’s)	$119		$308,732		$192,908	$42,149
Ratio and supplemental data
Expenses to average net assets(G)
After recapture/reimbursement	0.14	%(H)	0.39	%(H)	0 .42%	0 .50	%(H)
Before recapture/reimbursement	0.14	%(H)	0.39	%(H)	0 .41%	0 .61	%(H)
Net investment income, to average net assets(D)	2 .67	%(H)	0 .49	%(H)	3 .47%	4 .36	%(H)
Portfolio turnover rate(I)	20	%(F)	20	%(F)	46%	19	%(F)

(A)	Commenced operations on May 1, 2011.

(B)	Commenced operations on May 1, 2009.

(C)	Calculated based on average number of shares outstanding.

(D)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the fund invests.

(E)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(F)	Not annualized.

(G)	Does not include expenses of the investment companies in which the fund invests.

(H)	Annualized.

(I)	Does not include the portfolio activity of the underlying funds.
Note: Prior to January 1, 2010, all of the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust	Semi-Annual Report 2011

Transamerica BlackRock Tactical Allocation VP
NOTES TO FINANCIAL STATEMENTS
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock Tactical Allocation VP (the “Fund”) is part of TST.
The Fund currently offers two classes of shares; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund, including investment objectives and strategies.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Interest income is accrued as earned. Dividend income and capital gain distributions from affiliated investment companies, if any, are recorded on the ex-dividend date.
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Investment company securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. They are categorized in Level 1 of the fair value hierarchy.
The hierarchy classification of inputs used to value the Fund’s investments at June 30, 2011 are disclosed in the Valuation Summary of the Fund’s Schedule of Investments. Transfers between Levels are considered to have occurred at the end of the reporting period.
There were no transfers in or out of any Levels as described above during the period ended June 30, 2011.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica BlackRock Tactical Allocation VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.
Transamerica Asset Management, Inc. (“TAM”), the Fund’s investment adviser is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TFS, and TCI. None of the non-independent trustees receive compensation fro services as trustees of the Fund of the entities that invest in the Fund.
At the commencement of operations, TAM invested in the Fund. As of June 30, 2011, TAM had remaining investments in the Fund as follows:

	Market	% of Fund’s
	Value	Net Assets
Initial Class	$ ♦	0.00%

♦	Value rounds to less than $1.

∞	Percentage rounds to less than 0.01%.
Investment advisory fees: The Fund pays management fees to TAM based on average daily net assets (“ANA”) at the following break points:

First $1 billion	0.10%
Over $1 billion	0.08%
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12-b1 fees and certain extraordinary expenses, exceed the following stated annual limit:
0.25% Expense Limit
If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived fees.
There were no amounts reimbursed/waived or recaptured by the adviser during the period ended June 30, 2011. There were no amounts available for recapture by the adviser as of June 30, 2011.
Distribution and service fees: TST has adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2012. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica BlackRock Tactical Allocation VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2011 were as follows:

Purchases of securities:
Long-term	$152,365
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	50,398
U.S. Government	—
NOTE 5. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax positions taken for the open tax year (2009-2010), or expected to be taken in the Fund’s 2011 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, capital loss carryforwards, and post-October loss deferrals.
NOTE 6. SUBSEQUENT EVENT
Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica BlackRock Tactical Allocation VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 8-9, 2011, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica BlackRock Tactical Allocation VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and BlackRock Financial Management, Inc. (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2012. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the investment approach for the Portfolio. The Trustees considered the services provided by TAM for the portion of the management fee it retains after payment of the Sub-Adviser’s fee, including oversight of the performance of administrative, recordkeeping, shareholder relations, regulatory reporting and other functions of the Portfolio as well as “manager of managers” services TAM provides in the form of selection and oversight of the Sub-Adviser. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for the one-year period ended December 31, 2010, noting that the Portfolio’s inception date was May 1, 2009. The Board noted that the performance of the Service Class of the Portfolio was in line with the median for its peer universe for the past 1-year period. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information about TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio, including the amount of the management fee retained by TAM following payment of the sub-advisory fee. The Trustees noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Service Class of the Portfolio were above the medians for its peer group and peer universe. The Trustees noted the profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. The Trustees noted that TAM would over the long term seek to address the Sub-Adviser’s negative profitability with respect to management of the Portfolio. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica BlackRock Tactical Allocation VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)
(unaudited)
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice. The Trustees also noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio.
Other considerations. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Clarion Global Real Estate Securities VP
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at January 1, 2011 and held for the entire period until June 30, 2011.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (B)
	Beginning	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized
Fund Name	Account Value	Value	During Period (A)	Value	During Period (A)	Expense Ratio
Transamerica Clarion Global Real Estate Securities VP
Initial Class	$1,000.00	$1,069.90	$4.47	$1,020.48	$4.36	0.87%
Service Class	1,000.00	1,069.10	5.75	1,019.24	5.61	1.12

(A)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(B)	5% return per year before expenses.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2011
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

	% of Net
Asset Type	Assets
Common Stocks	98.8%
Securities Lending Collateral	8.1
Repurchase Agreement	0.8
Warrant	0 .0	(A)
Other Assets and Liabilities — Net	(7.7)

Total	100.0%

(A)	Amount rounds to less than 0.1%.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Clarion Global Real Estate Securities VP
SCHEDULE OF INVESTMENTS
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS - 98.8%
Australia - 9.7%
Dexus Property Group REIT	6,371,260	$6,036
Goodman Group REIT	6,646,006	5,038
GPT Group REIT	2,118,713	7,202
Investa Office Fund REIT	5,294,800	3,672
Lend Lease Corp., Ltd.	121,328	1,172
Mirvac Group REIT	2,330,544	3,135
Stockland REIT	1,885,420	6,916
Westfield Group REIT	1,104,888	10,298
Westfield Retail Trust REIT	2,176,457	6,344
Bermuda - 2.5%
Great Eagle Holdings, Ltd.	613,900	2,046
Hongkong Land Holdings, Ltd.	1,173,600	8,369
Kerry Properties, Ltd.	444,000	2,149
Brazil - 0.5%
BR Malls Participacoes SA	136,200	1,558
Sonae Sierra Brasil SA	71,700	1,116
Canada - 3.4%
Brookfield Asset Management, Inc. — Class A	46,400	1,539
Brookfield Office Properties, Inc.	295,401	5,695
Calloway Real Estate Investment Trust	96,600	2,525
Canadian Real Estate Investment Trust	32,000	1,102
Primaris Retail Real Estate Investment Trust	71,400	1,558
RioCan Real Estate Investment Trust	194,500	5,232
Cayman Islands - 0.6%
Longfor Properties Co., Ltd.	1,155,000	1,780
Soho China, Ltd.	1,345,000	1,206
France - 7.5%
Accor SA	48,770	2,182
ICADE REIT	40,640	5,006
Klepierre REIT	98,680	4,074
Mercialys SA REIT	61,453	2,604
Nexity SA	55,590	2,656
Societe Immobiliere de Location pour l’Industrie et le Commerce REIT ^	10,916	1,564
Unibail-Rodamco Se REIT	87,798	20,286
Germany - 0.7%
GSW Immobilien AG ‡	77,460	2,657
IVG Immobilien AG ‡	128,578	1,007
Hong Kong - 9.2%
Cheung Kong Holdings, Ltd.	976,843	14,345
Hang Lung Group, Ltd.	492,652	3,128
Hang Lung Properties, Ltd.	535,800	2,210
Hysan Development Co., Ltd.	232,400	1,157
Link Real Estate Investment Trust	2,229,200	7,629
Sun Hung Kai Properties, Ltd.	1,019,255	14,860
Wharf Holdings, Ltd.	579,837	4,044
Japan - 12.2%
Advance Residence Investment Corp. — Class A REIT	927	1,940
Daito Trust Construction Co., Ltd. ^	40,800	3,464
Daiwa House Industry Co., Ltd.	242,200	3,056
Frontier Real Estate Investment Corp. REIT ^	337	2,963
Japan Real Estate Investment Corp. REIT	545	5,363
Japan Retail Fund Investment Corp. REIT	1,415	2,181
Kenedix Realty Investment Corp. REIT ^	228	879
Mitsubishi Estate Co., Ltd.	896,590	15,736
Mitsui Fudosan Co., Ltd.	622,010	10,713
Nippon Accommodations Fund, Inc. REIT	269	2,022
Nippon Building Fund, Inc. REIT ^	394	3,850
Nomura Real Estate Holdings, Inc.	127,000	2,117
Sumitomo Realty & Development Co., Ltd.	293,000	6,548
United Urban Investment Corp. — Class A REIT	1,329	1,530
Netherlands - 0.9%
Corio NV REIT	54,610	3,616
Eurocommercial Properties NV REIT	20,511	1,021
Singapore - 4.8%
Ascendas Real Estate Investment Trust	725,000	1,206
Capitacommercial Trust REIT ^	4,148,000	4,907
Capitaland, Ltd.	2,663,800	6,328
CapitaMall Trust REIT	744,769	1,135
City Developments, Ltd.	105,400	895
Frasers Centrepoint Trust REIT	475,300	592
Global Logistic Properties, Ltd. — Class L	3,341,600	5,614
Keppel Land, Ltd. ^	466,000	1,377
Suntec Real Estate Investment Trust	1,921,000	2,347
Sweden - 0.5%
Castellum AB	112,663	1,687
Hufvudstaden AB — Class A	88,492	1,062
Switzerland - 0.4%
Swiss Prime Site AG ‡	23,925	2,053
United Kingdom - 4.8%
British Land Co., PLC REIT	428,946	4,194
Derwent London PLC REIT	173,429	5,082
Grainger PLC	310,443	647
Great Portland Estates PLC REIT	440,780	3,085
Hammerson PLC REIT	199,027	1,539
Land Securities Group PLC REIT	554,082	7,581
Safestore Holdings PLC	666,005	1,475
Segro PLC REIT	201,712	1,011
United States - 41.1%
Alexandria Real Estate Equities, Inc. REIT	63,200	4,893
Apartment Investment & Management Co. — Class A REIT ^	195,200	4,983
AvalonBay Communities, Inc. REIT ^	76,649	9,842
Boston Properties, Inc. REIT ^	141,600	15,031
BRE Properties, Inc. REIT	111,400	5,557
Developers Diversified Realty Corp. REIT ^	326,600	4,605
Equity Residential REIT	260,800	15,647
Federal Realty Investment Trust REIT ^	58,400	4,975
General Growth Properties, Inc. REIT	489,306	8,167
HCP, Inc. REIT	214,200	7,859
Health Care REIT, Inc. ^	94,845	4,973
Highwoods Properties, Inc. REIT ^	60,400	2,001
Host Hotels & Resorts, Inc. REIT	583,205	9,885
Kimco Realty Corp. REIT	193,000	3,598
Liberty Property Trust REIT ^	198,125	6,455
Macerich Co. REIT ^	194,592	10,411
Nationwide Health Properties, Inc. REIT	71,600	2,965
Pebblebrook Hotel Trust REIT	100,000	2,019
ProLogis, Inc. REIT	416,119	14,914
Public Storage REIT	63,180	7,203
Regency Centers Corp. REIT ^	69,666	3,063
Simon Property Group, Inc. REIT ^	172,059	19,997
SL Green Realty Corp. REIT ^	88,300	7,317
Starwood Hotels & Resorts Worldwide, Inc.	65,000	3,643
Tanger Factory Outlet Centers REIT	74,100	1,984
Taubman Centers, Inc. REIT	68,271	4,042
UDR, Inc. REIT ^	264,084	6,483
Ventas, Inc. REIT ^	65,793	3,468
Vornado Realty Trust REIT	150,585	14,032

Total Common Stocks (cost $416,696)		505,925

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Clarion Global Real Estate Securities VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
WARRANT - 0.0% ∞
Australia - 0.0% ∞
Unitech, Ltd. ‡
Expiration: 05/29/2013
Exercise Price: $0.00	355,200	$252
Total Warrant (cost $2,188)

SECURITIES LENDING COLLATERAL - 8.1%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.22% ▲	41,551,191	41,551
Total Securities Lending Collateral (cost $41,551)

	Principal	Value
REPURCHASE AGREEMENT - 0.8% State Street Bank & Trust Co. 0.01% ▲, dated 06/30/2011, to be repurchased at $4,109 on 07/01/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, with a value of $4,193.	$4,109	$4,109
Total Repurchase Agreement (cost $4,109)

Total Investment Securities (cost $464,544) #		551,837
Other Assets and Liabilities — Net		(39,645)

Net Assets		$512,192

	Percentage of
INVESTMENTS BY INDUSTRY:	Total Investments	Value
Real Estate Investment Trusts	66.1%	$364,634
Real Estate Management & Development	24.6	135,718
Hotels, Restaurants & Leisure	1.0	5,825

Investment Securities, at Value	91.7	506,177
Short-Term Investments	8.3	45,660

Total Investments	100.0%	$551,837

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $40,268.

‡	Non-income producing security.

∞	Percentage rounds to less than 0.1%.

▲	Rate shown reflects the yield at 06/30/2011.

#	Aggregate cost for federal income tax purposes is $464,544. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $95,225 and $7,932, respectively. Net unrealized appreciation for tax purposes is $87,293.
DEFINITION:
REIT   Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	06/30/2011
Common Stocks	$245,887	$260,038	$—	$505,925
Repurchase Agreement	—	4,109	—	4,109
Securities Lending Collateral	41,551	—	—	41,551
Warrant	—	252	—	252

Total	$287,438	$264,399	$—	$551,837

Э	See the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Clarion Global Real Estate Securities VP
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2011
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $460,435) (including securities loaned of $40,268)	$547,728
Repurchase agreement, at value (cost: $4,109)	4,109
Cash	35
Foreign currency, at value(cost: $356)	357
Receivables:
Shares sold	248
Securities lending income (net)	16
Dividends	1,873
Dividend reclaims	80
Prepaid expenses	5

554,451

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	195
Management and advisory fees	360
Distribution and service fees	10
Trustees fees	2
Administration fees	9
Printing and shareholder reports fees	51
Audit and tax fees	8
Other	73
Collateral for securities on loan	41,551

42,259

Net assets	$512,192

Net assets consist of:
Capital stock ($.01 par value)	$422
Additional paid-in capital	599,552
Undistributed (accumulated) net investment income (loss)	14,990
Undistributed (accumulated) net realized gain (loss) from investment securities and foreign currency transactions	(190,078)
Net unrealized appreciation (depreciation) on:
Investment securities	87,293
Translation of assets and liabilities denominated in foreign currencies	13

Net assets	$512,192

Net assets by class:
Initial Class	$464,513
Service Class	47,679
Shares outstanding:
Initial Class	38,406
Service Class	3,804
Net asset value and offering price per share:
Initial Class	$12.09
Service Class	12.53
STATEMENT OF OPERATIONS
For the period ended June 30, 2011
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income (including withholding taxes on foreign dividends of $416)	$10,059
Interest income	1
Securities lending income (net)	156

10,216

Expenses:
Management and advisory	2,159
Distribution and service:
Service Class	50
Printing and shareholder reports	30
Custody	135
Administration	55
Legal	13
Audit and tax	7
Trustees	8
Transfer agent	2
Other	8

Total expenses	2,467

Net investment income	7,749

Net realized gain (loss) on transactions from:
Investment securities	29,989
Foreign currency transactions	(213)

29,776

Net decrease in unrealized appreciation (depreciation) on:
Investment securities	(1,427)
Translation of assets and liabilities denominated in foreign currencies	7

Change in unrealized appreciation (depreciation)	(1,420)

Net realized and unrealized gain	28,356

Net increase in net assets resulting from operations	$36,105

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Clarion Global Real Estate Securities VP
STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(all amounts in thousands)

	June 30, 2011	December 31,
	(unaudited)	2010
From operations:
Net investment income	$7,749	$9,797
Net realized gain (loss) from investment securities and foreign currency transactions	29,776	(17,640)
Change in net unrealized appreciation (depreciation) on investment securities and foreign currency translation	(1,420)	74,632

Net increase in net assets resulting from operations	36,105	66,789

Distributions to shareholders:
From net investment income:
Initial Class	—	(28,382)
Service Class	—	(1,398)

Total distributions to shareholders	—	(29,780)

Capital share transactions:
Proceeds from shares sold:
Initial Class	25,794	24,099
Service Class	15,381	17,556

	41,175	41,655

Dividends and distributions reinvested:
Initial Class	—	28,382
Service Class	—	1,398

	—	29,780

Cost of shares redeemed:
Initial Class	(89,993)	(86,022)
Service Class	(3,757)	(6,445)

	(93,750)	(92,467)

Net decrease in net assets from capital shares transactions	(52,575)	(21,032)

Net increase (decrease) in net assets	(16,470)	15,977

Net assets:
Beginning of period/year	528,662	512,685

End of period/year	$512,192	$528,662

Undistributed net investment income	$14,990	$7,241

Share activity:
Shares issued:
Initial Class	2,223	2,223
Service Class	1,265	1,582

	3,488	3,805

Shares issued-reinvested from distributions:
Initial Class	—	2,908
Service Class	—	138

	—	3,046

Shares redeemed:
Initial Class	(7,646)	(8,517)
Service Class	(312)	(602)

	(7,958)	(9,119)

Net increase (decrease) in shares outstanding:
Initial Class	(5,423)	(3,386)
Service Class	953	1,118

	(4,470)	(2,268)

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Clarion Global Real Estate Securities VP

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

			Initial Class
	Period ended		Year Ended December 31,
	June 30, 2011
	(unaudited)		2010	2009	2008	2007	2006
Net asset value
Beginning of period/year	$11.30		$10.46	$7.84	$19.64	$24.54	$19.77
Investment operations
Net investment income(A)	0.16		0.21	0.23	0.38	0.36	0.35
Net realized and unrealized gain (loss)	0.63		1.32	2.39	(7.03)	(1.77)	7.45

Total operations	0.79		1.53	2.62	(6.65)	(1.41)	7.80

Distributions
From net investment income	—		(0.69)	—	(0.47)	(1.73)	(0.33)
From net realized gains	—		—	—	(4.68)	(1.76)	(2.70)

Total distributions	—		(0.69)	—	(5.15)	(3.49)	(3.03)

Net asset value
End of period/year	$12.09		$11.30	$10.46	$7.84	$19.64	$24.54

Total return(B)	6.99	%(C)	15.67%	33.42%	(42.38%)	(6.70%)	42.27%
Net assets end of period/year (000’s)	$464,513		$495,241	$493,900	$339,659	$667,356	$922,134
Ratio and supplemental data
Expenses to average net assets	0.87	%(D)	0.90%	0.91%	0.87%	0.84%	0.84%
Net investment income, to average net assets	2.80	%(D)	2.01%	2.73%	2.61%	1.51%	1.59%
Portfolio turnover rate	19	%(C)	60%	61%	48%	60%	44%
For a share outstanding throughout each period

			Service Class
	Period ended		Year Ended December 31,
	June 30, 2011
	(unaudited)		2010	2009	2008	2007	2006
Net asset value
Beginning of period/year	$11.72		$10.84	$8.15	$20.12	$25.06	$20.16
Investment operations
Net investment income(A)	0.16		0.17	0.22	0.36	0.31	0.32
Net realized and unrealized gain (loss)	0.65		1.38	2.47	(7.27)	(1.80)	7.58

Total operations	0.81		1.55	2.69	(6.91)	(1.49)	7.90

Distributions
From net investment income	—		(0.67)	—	(0.38)	(1.69)	(0.30)
From net realized gains	—		—	—	(4.68)	(1.76)	(2.70)

Total distributions	—		(0.67)	—	(5.06)	(3.45)	(3.00)

Net asset value
End of period/year	$12.53		$11.72	$10.84	$8.15	$20.12	$25.06

Total return(B)	6.91	%(C)	15.30%	33.01%	(42.49%)	(6.91%)	41.91%
Net assets end of period/year (000’s)	$47,679		$33,421	$18,785	$14,810	$41,216	$53,276
Ratio and supplemental data
Expenses to average net assets	1.12	%(D)	1.15%	1.16%	1.12%	1.09%	1.09%
Net investment income, to average net assets	2.68	%(D)	1.59%	2.46%	2.35%	1.26%	1.39%
Portfolio turnover rate	19	%(C)	60%	61%	48%	60%	44%

(A)	Calculated based on average number of shares outstanding.

(B)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(C)	Not annualized.

(D)	Annualized.

Note:	Prior to January 1, 2010, all of the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Clarion Global Real Estate Securities VP
NOTES TO FINANCIAL STATEMENTS
At June 30, 2011
(all amounts in thousands) (unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Clarion Global Real Estate Securities VP (the “Fund”) is part of TST. The Fund is “non-diversified” under the 1940 Act.
The Fund currently offers two classes of shares; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund, including investment objectives and strategies.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian and, pursuant to the terms of the repurchase agreements, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund bears the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities are translated at the exchange rates in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.
Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Fund’s securities exposes the Fund to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Fund seeks to increase its net investment income through the receipt of interest (after rebates and fees).
Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2011 are shown in the Schedule of Investments and Statement of Assets and Liabilities. Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.
Commissions recaptured during the period ended June 30, 2011 of $16, are included in net realized gain (loss) in the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Clarion Global Real Estate Securities VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. (continued)
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.
Dividend income related to a Real Estate Investment Trust (“REIT”) is recorded at the amount of distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.
Foreign taxes: The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests.
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities (common and preferred stock): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Foreign securities, in which their primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship. Such valuations generally are categorized in Level 2.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Clarion Global Real Estate Securities VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 2. (continued)
Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.
Securities lending collateral: Securities lending collateral is a money market fund which is valued at the net assets of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Fund’s Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When the Fund must use fair valuation methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.
The hierarchy classification of inputs used to value the Fund’s investments at June 30, 2011 are disclosed in the Valuation Summary of the Fund’s Schedule of Investments. Transfers between Levels are considered to have occurred at the end of the reporting period.
There were no significant transfers between Level 1 and Level 2 during the period ended June 30, 2011.
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.
TAM, the Fund’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TFS, and TCI. None of the non-independent trustees receive compensation for services as trustees of the Fund or the entities that invest in the Fund.
The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at June 30, 2011:

	Market	% of Net
	Value	Assets
Transamerica Asset Allocation-Conservative VP	$7,248	1.42%
Transamerica Asset Allocation-Growth VP	45,732	8.93
Transamerica Asset Allocation-Moderate VP	55,105	10.76
Transamerica Asset Allocation-Moderate Growth VP	170,998	33.39
Transamerica International Moderate Growth VP	21,318	4.16

Total	$300,401	58.66%

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Clarion Global Real Estate Securities VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
Investment advisory fees: The Fund pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $250 million	0.80%
Over $250 million up to $500 million	0.775%
Over $500 million up to $1 billion	0.70%
Over $1 billion	0.65%
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees and certain extraordinary expenses, exceed the following stated annual limit:
1.00% Expense Limit
If Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived fees.
During the period ended June 30, 2011, there were no amounts reimbursed/waived or recaptured by the adviser. There are no amounts available for recapture by the adviser as of June 30, 2011.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2012. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.

Transamerica Series Trust	Semi-Annual Report 2011 Page 10

Transamerica Clarion Global Real Estate Securities VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011 (all amounts in thousands)
(unaudited)
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2011 were as follows:

Purchases of securities:
Long-term	$104,207
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	144,976
U.S. Government	—
NOTE 5. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax positions taken for the open tax years (2008-2010), or expected to be taken in the Fund’s 2011 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, capital loss carryforwards, and post-October loss deferrals.
NOTE 6. SUBSEQUENT EVENT
Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Clarion Global Real Estate Securities VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL AND APPROVAL
(unaudited)
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 8-9, 2011, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Clarion Global Real Estate Securities VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the existing investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and ING Clarion Real Estate Securities L.P. (the “Sub-Adviser”), to determine whether the agreements should be renewed. The Board also reviewed and considered the approval of a new investment sub-advisory agreement (the “New Sub-Advisory Agreement”) between TAM and the Sub-Adviser (to be renamed CBRE Clarion Securities, LLC), in light of a transaction which resulted in a change of control of the Sub-Adviser, effective July 1, 2011.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement, as well as the approval of the New Sub-Advisory Agreement, and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement through June 30, 2012 and the Sub-Advisory Agreement through June 30, 2012, or such date as the change of control of the Sub-Adviser occurs. In addition, the Board, including the independent members of the Board, unanimously approved the New Sub-Advisory Agreement for an initial two-year period. In reaching their decisions, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser, as well as information about the performance of a composite of comparable accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. With respect to the New Sub-Advisory Agreement, the Trustees requested and received information about the change of control, including the potential impact of the change of control on the services that are provided to the Portfolio. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements and the approval of the New Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the investment approach for the Portfolio. The Trustees considered the services provided by TAM for the portion of the management fee it retains after payment of the Sub-Adviser’s fee, including oversight of the performance of administrative, recordkeeping, shareholder relations, regulatory reporting and other functions of the Portfolio as well as “manager of managers” services TAM provides in the form of selection and oversight of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees also considered that following the change of control, the Sub-Adviser’s staff, including portfolio management and all operational staff, would continue in their current roles. Accordingly, the Trustees noted that the nature, extent and quality of the services provided under the New Sub-Advisory Agreement were not expected to differ from those provided under the Sub-Advisory Agreement. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2010. The Board noted that the performance of the Initial Class of the Portfolio was below the median for its peer universe for the past 1- and 3-year periods and above the median for the past 5- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Portfolio. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Clarion Global Real Estate Securities VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL AND APPROVAL (continued)
(unaudited)
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information about TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio, including the amount of the management fee retained by TAM following payment of the sub-advisory fee. The Trustees noted that the sub-advisory fee rate under the New Sub-Advisory Agreement would be the same as under the Sub-Advisory Agreement. The Trustees also noted that the Portfolio’s contractual management fee was in line with the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the median for its peer group and below the median for its peer universe. The Trustees noted the profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. In evaluating the extent to which the management fees payable under the Investment Advisory, Sub-Advisory and New Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice. The Trustees also noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.
Other considerations. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement, as well as the approval of the New Sub-Advisory Agreement, and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and to approve the New Sub-Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Efficient Markets VP
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at January 1, 2011 and held for the entire period until June 30, 2011.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (B)
	Beginning	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized
Fund Name	Account Value	Value	During Period (A)	Value	During Period (A)	Expense Ratio (C)

Transamerica Efficient Markets VP
Initial Class	$1,000.00	$1,041.50	$2.63	$1,022.22	$2.61	0.52%
Service Class	1,000.00	1,040.20	3.90	1,020.98	3.86	0.77

(A)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(B)	5% return per year before expenses.

(C)	Expense ratios do not include expenses of the investment companies in which the fund invests.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2011
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

% of Net
Asset Type	Assets

Investment Companies	99.8%
Repurchase Agreement	0.6
Other Assets and Liabilities — Net	(0.4)

Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Efficient Markets VP
SCHEDULE OF INVESTMENTS
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 99.8%
Capital Markets - 99.8%
DFA Emerging Markets Value Portfolio	79,799	$2,822
DFA International Small Capital Value Portfolio	185,380	3,279
DFA International Value Portfolio	493,211	9,317
DFA Large Capital International Portfolio	553,879	11,393
DFA U.S. Large Company Portfolio	2,528,685	26,324
DFA U.S. Targeted Value Portfolio	934,595	16,309
Vanguard Intermediate-Term Bond ETF	134,328	11,277
Vanguard Long-Term Bond ETF	33,591	2,686
Vanguard Short-Term Bond ETF	166,610	13,500
Vanguard Total Bond Market ETF	115,401	9,366

Total Investment Companies (cost $99,836)		106,273

	Principal	Value

REPURCHASE AGREEMENT - 0.6%
State Street Bank & Trust Co. 0.01% ▲, dated 06/30/2011, to be repurchased at $642 on 07/01/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, with a value of $656.	$642	642
Total Repurchase Agreement (cost $642)

Total Investment Securities (cost $100,478) #		106,915
Other Assets and Liabilities — Net		(398)

Net Assets		$106,517

NOTES TO THE SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 06/30/2011.

#	Aggregate cost for federal income tax purposes is $100,478. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $6,460 and $23, respectively. Net unrealized appreciation for tax purposes is $6,437.
DEFINITION:
ETF           Exchange-Traded Fund
VALUATION SUMMARY: э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
	Prices	Inputs	Inputs	06/30/2011

Investment Companies	$106,273	$—	$—	$106,273
Repurchase Agreement	—	642	—	642

Total	$106,273	$642	$—	$106,915

э	See the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Efficient Markets VP
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2011
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investments in investment companies, at value (cost: $99,836)	$106,273
Repurchase agreement, at value (cost: $642)	642
Receivables:
Investment securities sold	1,278
Shares sold	392
Prepaid Expenses	1

	108,586

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	1,893
Shares redeemed	88
Management and advisory fees	51
Distribution and service fees	21
Transfer agent fees	—	(A)
Administration fees	2
Audit and tax fees	7
Printing and shareholder reports fees	2
Other	5

	2,069

Net assets	$106,517

Net assets consist of:
Capital stock ($.01 par value)	$76
Additional paid-in capital	94,215
Undistributed (accumulated) net investment income (loss)	1,562
Undistributed (accumulated) net realized gain (loss) from investments in investment companies	4,227
Net unrealized appreciation (depreciation) on investments in investment companies	6,437

Net assets	$106,517

Net assets by class:
Initial Class	$1,517
Service Class	105,000
Shares outstanding:
Initial Class	108
Service Class	7,517
Net asset value and offering price per share:
Initial Class	$14.05
Service Class	13.97

(A)	Rounds to less than $1.
STATEMENT OF OPERATIONS
For the period ended June 30, 2011
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income from investment companies	$1,067
Interest income	—	(A)
Securities lending income (net)	2

	1,069

Expenses:
Management and advisory	186
Distribution and service:
Service Class	111
Printing and shareholder reports	1
Custody	12
Administration	9
Legal	2
Audit and tax	6
Trustees	1
Transfer agent	—	(A)
Other	1

Total expenses	329

Recaptured expenses	16

Net expenses	345

Net investment income	724

Net realized gain (loss) from:
Investments in investment companies	2,673

Net decrease in unrealized appreciation (depreciation) on:
Investments in investment companies	(174)

Net realized and unrealized gain on investments in
investment companies	2,499

Net increase In net assets resulting from operations	$3,223

(A)	Rounds to less than $1.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Efficient Markets VP
STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(all amounts in thousands)

	June 30, 2011	December 31,
	(unaudited)	2010
From operations:
Net investment income	$724	$838
Net realized gain from investments in investment companies	2,673	1,563
Change in net unrealized appreciation (depreciation) on investments in investment companies	(174)	3,932

Net increase in net assets resulting from operations	3,223	6,333

Distributions to shareholders:
From net investment income:
Initial Class	—	(7)
Service Class	—	(295)

	—	(302)

From net realized gains:
Initial Class	—	(17)
Service Class	—	(796)

	—	(813)

Total distributions to shareholders	—	(1,115)

Capital share transactions:
Proceeds from shares sold:
Initial Class	527	557
Service Class	34,612	41,162

	35,139	41,719

Dividends and distributions reinvested:
Initial Class	—	24
Service Class	—	1,091

	—	1,115

Cost of shares redeemed:
Initial Class	(114)	(462)
Service Class	(4,237)	(2,769)

	(4,351)	(3,231)

Net increase in net assets resulting from capital shares transactions	30,788	39,603

Net increase in net assets	34,011	44,821

Net assets:
Beginning of period/year	72,506	27,685

End of period/year	$106,517	$72,506

Undistributed net investment income	$1,562	$838

Share activity:
Shares issued:
Initial Class	38	43
Service Class	2,503	3,259

	2,541	3,302

Shares issued-reinvested from distributions:
Initial Class	—	2
Service Class	—	92

	—	94

Shares redeemed:
Initial Class	(8)	(35)
Service Class	(308)	(223)

	(316)	(258)

Net increase (decrease) in shares outstanding:
Initial Class	30	10
Service Class	2,195	3,128

	2,225	3,138

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Efficient Markets VP
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

Period ended	Initial Class
June 30, 2011	Year Ended December 31,	Nov 10 to Dec
(unaudited)	2010	2009	31, 2008(A)
Net asset value
Beginning of period/year	$13.49	$12.27	$10.39	$10.00
Investment operations
Net investment income(B),(C)	0.13	0.26	0.27	0.10
Net realized and unrealized gain	0.43	1.26	1.62	0.29

Total operations	0.56	1.52	1.89	0.39

Distributions
From net investment income	—	(0.09)	(0.01)	—
From net realized gains	—	(0.21)	—	(D)	—

Total distributions	—	(0.30)	(0.01)	—

Net asset value
End of period/year	$14.05	$13.49	$12.27	$10.39

Total return(E)	4.15	%(F)	12 .68%	18 .15%	3.90	%(F)

Net assets end of period/year (000’s)	$1,517	$1,054	$831	$260
Ratio and supplemental data
Expenses to average net assets(G)
After recapture/reimbursement	0.52	%(H)	0 .52%	0 .52%	0.52	%(H)
Before recapture/reimbursement	0.48	%(H)	0 .52%	0 .70%	17 .77	%(H)
Net investment income, to average net assets(C)	1.84	%(H)	2 .01%	2 .42%	7.15	%(H)
Portfolio turnover rate(I)	16	% (F)	17%	37%	2	% (F)
For a share outstanding throughout each period

Period ended	Service Class
June 30, 2011.	Year Ended December 31,	Nov 10 to Dec
(unaudited)	2010	2009	31, 2008(A)
Net asset value
Beginning of period/year	$13.43	$12.24	$10.39	$10.00
Investment operations
Net investment income(B),(C)	0.11	0.23	0.25	0.11
Net realized and unrealized gain	0.43	1.25	1.61	0.28

Total operations	0.54	1.48	1.86	0.39

Distributions
From net investment income	—	(0.08)	(0.01)	—
From net realized gains	—	(0.21)	—	(D)	—

Total distributions	—	(0.29)	(0.01)	—

Net asset value
End of period/year	$13.97	$13.43	$12.24	$10.39

Total return(E)	4.02	%(F)	12 .38%	17 .86%	3.90	%(F)

Net assets end of period/year (000’s)	$105,000	$71,452	$26,854	$1,157
Ratio and supplemental data
Expenses to average net assets(G)
After recapture/reimbursement	0.77	%(H)	0 .77%	0 .77%	0.77	%(H)
Before recapture/reimbursement	0.73	%(H)	0 .77%	0 .95%	18 .02	%(H)
Net investment income, to average net assets(C)	1.60	%(H)	1 .84%	2 .20%	8.04	%(H)
Portfolio turnover rate(I)	16	% (F)	17%	37%	2	% (F)

(A)	Commenced operations on November 10, 2008.

(B)	Calculated based on average number of shares outstanding.

(C)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the fund invests.

(D)	Rounds to less than $(.01) per share.

(E)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(F)	Not annualized.

(G)	Does not include expenses of the investment companies in which the fund invests.

(H)	Annualized.

(I)	Does not include the portfolio activity of the underlying funds.

Note:	Prior to January 1, 2010, all of the financial highlights were audited by another independent registered public accounting firm.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Efficient Markets VP
NOTES TO FINANCIAL STATEMENTS
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Efficient Markets VP (the “Fund”) is part of TST.
The Fund currently offers two classes of shares; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund, including investment objectives and strategies.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian, and pursuant to the terms of the repurchase agreements, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund bears the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Fund’s securities exposes the Fund to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Fund seeks to increase its net investment income through the receipt of interest (after rebates and fees).
Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2011 are shown in the Schedule of Investments and Statement of Assets and Liabilities.
Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.
Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.
There were no commissions recaptured during the period ended June 30, 2011.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Efficient Markets VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Investment company securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy.
Securities lending collateral: Securities lending collateral is a money market fund which is valued at the net assets of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.
The hierarchy classification of inputs used to value the Fund’s investments at June 30, 2011 are disclosed in the Valuation Summary of the Fund’s Schedule of Investments. Transfers between Levels are considered to have occurred at the end of the reporting period.
There were no transfers into or out of any Levels as described above during the period ended June 30, 2011.

NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.
Transamerica Asset Management, Inc. (“TAM”), the Fund’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON
International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group. AEGON USA Investment Management, LLC (“AUIM”) is both an affiliate of the Fund and sub-adviser of the Fund.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, AUIM, TFS, and TCI are affiliates of AEGON NV.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Efficient Markets VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
Certain officers and trustees of the Fund are also officers of TAM, AUIM, TFS, and TCI. None of the non-independent trustees receive compensation for services as trustees of the Fund or the entities that invest in the Fund.
Investment advisory fees: The Fund pays management to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $50 million	0.42%
Over $50 million up to $250 million	0.40%
Over $250 million	0.38%
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees and certain extraordinary expenses, exceed the following stated annual limit:
0.52% Expense Limit
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived fees.
During the period ended June 30, 2011, the amount recaptured by the adviser was $16. The following amounts were available for recapture by the adviser as of June 30, 2011:

	Reimbursement of	Available for Recapture
	Expenses	Through

Fiscal Year 2008:	$2	12/31/2011
Fiscal Year 2009:	25	12/31/2012
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2012. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Efficient Markets VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2011 were as follows:

Purchases of securities:
Long-term	$46,817
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	15,022
U.S. Government	—
NOTE 5. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax provisions taken for all open tax years (2008 — 2010), or expected to be taken in the Fund’s 2011 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, capital loss carryforwards, and post-October loss deferrals.
NOTE 6. SUBSEQUENT EVENT
Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Efficient Markets VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 8-9, 2011, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Efficient Markets VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and AEGON USA Investment Management, LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2012. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the investment approach for the Portfolio. The Trustees considered the services provided by TAM for the portion of the management fee it retains after payment of the Sub-Adviser’s fee, including oversight of the performance of administrative, recordkeeping, shareholder relations, regulatory reporting and other functions of the Portfolio as well as “manager of managers” services TAM provides in the form of selection and oversight of the Sub-Adviser. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub- Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2010, noting that the Portfolio’s inception date was November 10, 2008. The Board noted that the performance of the Initial Class of the Portfolio was in line with the median for its peer universe for the past 1-year period. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Portfolio. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information about TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio, including the amount of the management fee retained by TAM following payment of the sub-advisory fee. The Trustees noted that the Portfolio’s contractual management fee was below the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were below the median for its peer universe. The Trustees noted the profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Efficient Markets VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)
(unaudited)
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice. The Trustees also noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio.
Other considerations. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Foxhall Emerging Markets/Pacific Rim VP
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at January 1, 2011 and held for the entire period until June 30, 2011.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (B)
	Beginning	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized
Fund Name	Account Value	Value	During Period (A)	Value	During Period (A)	Expense Ratio (C)

Transamerica Foxhall Emerging Markets/Pacific Rim VP
Initial Class	$1,000.00	$1,014.20	$4.99	$1,019.84	$5.01	1.00%
Service Class	1,000.00	1,013.40	6.24	1,018.60	6.26	1.25

(A)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(B)	5% return per year before expenses.

(C)	Expense ratios do not include expenses of the investment companies in which the fund invests.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2011
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

% of Net
Asset Type	Assets

Investment Companies	98.5%
Securities Lending Collateral	4.2
Repurchase Agreement	2.7
Other Assets and Liabilities — Net	(5.4)

Total	100.0%

Transamerica Series Trust	Semi-Annual Report

Transamerica Foxhall Emerging Markets/Pacific Rim VP
SCHEDULE OF INVESTMENTS
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 98.5%
Capital Markets - 49.2%
iShares MSCI Pacific Ex-Japan Index Fund ^	239,098	$11,382
SPDR S&P BRIC 40 ETF	286,169	7,964
SPDR S&P Emerging Asia Pacific ETF ^	91,092	7,705
SPDR S&P Emerging Latin America ETF	92,555	8,010
Emerging Market — Equity - 33.2%
Vanguard MSCI Emerging Markets ETF	488,536	23,753
Region Fund — Asian Pacific - 16.1%
Vanguard MSCI Pacific ETF	204,054	11,537

Total Investment Companies (cost $69,922)		70,351

SECURITIES LENDING COLLATERAL - 4.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.22% ▲	3,030,700	3,031
Total Securities Lending Collateral (cost $3,031)

	Principal	Value

REPURCHASE AGREEMENT - 2.7%
State Street Bank & Trust Co. 0.01% ▲, dated 06/30/2011, to be repurchased at $1,925 on 07/01/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, with a value of $1,965.	$1,925	1,925
Total Repurchase Agreement (cost $1,925)

Total Investment Securities (cost $74,878) #		75,307
Other Assets and Liabilities — Net		(3,868)

Net Assets		$71,439

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $2,960.

▲	Rate shown reflects the yield at 06/30/2011.

#	Aggregate cost for federal income tax purposes is $74,878. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $909 and $480, respectively. Net unrealized appreciation for tax purposes is $429.
DEFINITION:
ETF Exchange-Traded Fund
VALUATION SUMMARY: э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
	Prices	Inputs	Inputs	06/30/2011

Investment Companies	$70,351	$—	$—	$70,351
Securities Lending Collateral	3,031	—	—	3,031
Repurchase Agreement	—	1,925	—	1,925

Total	$73,382	$1,925	$—	$75,307

э	See the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Foxhall Emerging Markets/Pacific Rim VP
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2011
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investments in investment companies, at value (cost: $72,953) (including securities loaned of $2,960)	$73,382
Repurchase agreement, at value (cost: $1,925)	1,925
Receivables:
Shares sold	119
Securities lending income (net)	3
Prepaid expenses	1

75,430

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	837
Shares redeemed	43
Management and advisory fees	51
Distribution and service fees	11
Administration fees	1
Audit and tax fees	7
Printing and shareholder reports fees	7
Other	3
Collateral for securities on loan	3,031

3,991

Net assets	$71,439

Net assets consist of:
Capital stock ($.01 par value)	$63
Additional paid-in capital	67,309
Undistributed (accumulated) net investment income (loss)	534
Undistributed (accumulated) net realized gain (loss) from investments in investment companies	3,104
Net unrealized appreciation (depreciation) on investments in investment companies	429

Net assets	$71,439

Net assets by class:
Initial Class	$16,682
Service Class	54,757
Shares outstanding:
Initial Class	1,464
Service Class	4,830
Net asset value and offering price per share:
Initial Class	$11.39
Service Class	11.34
STATEMENT OF OPERATIONS
For the period ended June 30, 2011
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income from investment companies	$361
Securities lending income (net)	21

382

Expenses:
Management and advisory	285
Distribution and service:
Service Class	59
Printing and shareholder reports	4
Custody	6
Administration	6
Legal	7
Audit and tax	5
Trustees	1
Other	1

Total expenses	374

Recaptured expenses	1

Net expenses	375

Net investment income	7

Net realized gain (loss) from:
Investments in investment companies	435
Net increase in unrealized appreciation (depreciation) on:
Investments in investment companies	400

Net realized and unrealized gain on investments in investment companies	835

Net increase In net assets resulting from operations	$842

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Foxhall Emerging Markets/Pacific Rim VP
STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(all amounts in thousands)

	June 30, 2011	December 31,
	(unaudited)	2010
From operations:
Net investment income	$7	$527
Net realized gain from investments in investment companies	435	2,669
Change in net unrealized appreciation (depreciation) on investments in investment companies	400	(342)

Net increase in net assets resulting from operations	842	2,854

Distributions to shareholders:
From net investment income:
Initial Class	—	(44)
Service Class	—	(68)

	—	(112)

From net realized gains:
Initial Class	—	(107)
Service Class	—	(164)
	—	(271)

Total distributions to shareholders	—	(383)

Capital share transactions:
Proceeds from shares sold:
Initial Class	2,125	6,829
Service Class	19,572	37,007

	21,697	43,836

Dividends and distributions reinvested:
Initial Class	—	151
Service Class	—	232

	—	383

Cost of shares redeemed:
Initial Class	(2,372)	(2,911)
Service Class	(5,011)	(3,968)

	(7,383)	(6,879)

Net increase in net assets resulting from capital shares transactions	14,314	37,340

Net increase in net assets	15,156	39,811

Net assets:
Beginning of period/year	56,283	16,472

End of period/year	$71,439	$56,283

Undistributed net investment income	$534	$527

Share activity:
Shares issued:
Initial Class	188	647
Service Class	1,744	3,497

	1,932	4,144

Shares issued-reinvested from distributions:
Initial Class	—	15
Service Class	—	24

	—	39

Shares redeemed:
Initial Class	(211)	(280)
Service Class	(451)	(383)

	(662)	(663)

Net increase (decrease) in shares outstanding:
Initial Class	(23)	382
Service Class	1,293	3,138

	1,270	3,520

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Foxhall Emerging Markets/Pacific Rim VP
FINANCIAL HIGHLIGHTS

	Initial Class					Service Class
	Period ended					Period ended
	June 30, 2011		December 31,	Jul 1 to Dec		June 30, 2011		December 31,	Jul 1 to Dec
For a share outstanding throughout each period	(unaudited)		2010	31, 2009(A)		(unaudited)		2010	31, 2009(A)
Net asset value
Beginning of period/year	$11.23		$10.96	$10.00		$11.19		$10.94	$10.00
Investment operations
Net investment income(B),(C)	0.01		0.11	0.12		—	(D)	0.19	0.38
Net realized and unrealized gain	0.15		0.26	0.84		0.15		0.16	0.56

Total operations	0.16		0.37	0.96		0.15		0.35	0.94

Distributions
From net investment income	—		(0.03)	—		—		(0.03)	—
From net realized gains	—		(0.07)	—		—		(0.07)	—

Total distributions	—		(0.10)	—		—		(0.10)	—

Net asset value
End of period/year	$11.39		$11.23	$10.96		$11.34		$11.19	$10.94

Total return(E)	1.42	%(F)	3.56%	9.60	%(F)	1.34	%(F)	3.38%	9.40	%(F)

Net assets end of period/year (000’s)	$16,682		$16,703	$12,102		$54,757		$39,580	$4,370
Ratio and supplemental data
Expenses to average net assets(G)
After reimbursement/recaptured expenses	1.00	%(H)	1.00%	1.00	%(H)	1.25	%(H)	1.25%	1.25	%(H)
Before reimbursement/recaptured expenses	1.00	%(H)	1.03%	1.87	%(H)	1.25	%(H)	1.28%	2.12	%(H)
Net investment income (loss), to average net assets(C)	0.12	%(H)	1.09%	2.29	%(H)	(0.01	)%(H)	1.87%	7.03	%(H)
Portfolio turnover rate(I)	79	% (F)	603%	207	% (F)	79	% (F)	603%	207	% (F)

(A)	Commenced operations on July 1, 2009.

(B)	Calculated based on average number of shares outstanding.

(C)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the fund invests.

(D)	Rounds to less than $(0.01) per share.

(E)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(F)	Not annualized.

(G)	Does not include expenses of the investment companies in which the fund invests.

(H)	Annualized.

(I)	Does not include the portfolio activity of the underlying funds.

Note: Prior to January 1, 2010 the financial highlights were prepared by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Foxhall Emerging Markets/Pacific Rim VP
NOTES TO FINANCIAL STATEMENTS
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Foxhall Emerging Markets/Pacific Rim VP (the “Fund”) is part of TST.
The Fund currently offers two classes of shares; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund, including investment objectives and strategies.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian and, pursuant to the terms of the repurchase agreements, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund bears the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Fund’s securities exposes the Fund to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Fund seeks to increase its net investment income through the receipt of interest (after rebates and fees).
Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2011 are shown in the Schedule of Investments and Statement of Assets and Liabilities.
Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.
Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.
There were no commissions recaptured during the period ended June 30, 2011.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Interest income is accrued as earned. Dividend income and capital gain distributions from investment companies, if any, are recorded on the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Foxhall Emerging Markets/Pacific Rim VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities not necessarily an indication of the risk associated with investing in these securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Investment company securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy.
Securities lending collateral: Securities lending collateral is a money market fund which is valued at the net assets of the underlying portfolios and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Fund’s Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When the Fund must use fair valuation methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.
The hierarchy classification of inputs used to value the Fund’s investments, at June 30, 2011, is disclosed at the end of the Fund’s Schedule of Investments. Transfers between Levels are considered to have occurred at the end of the reporting period.
There were no transfers into or out of any Levels as described above during the period ended June 30, 2011.
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.
TAM, the Fund’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Foxhall Emerging Markets/Pacific Rim VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TFS, and TCI. None of the non-independent trustees receive compensation for services as trustees of the Fund or the entities that invest in the Fund.
Investment advisory fees: The Fund pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $500 million	0.90%
Over $500 million up to $1 billion	0.875%
Over $1 billion	0.85%
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees and certain extraordinary expenses, exceed the following stated annual limit:
1.00% Expense Limit
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived fees.
During the period ended June 30, 2011, the amount recaptured by the adviser was $1. The following amounts were available for recapture by the adviser as of June 30, 2011:

	Reimbursement of	Available for Recapture
	Expenses	Through
Fiscal Year 2009:	$35	12/31/2012
Fiscal Year 2010:	9	12/31/2013
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2012. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Foxhall Emerging Markets/Pacific Rim VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2011 were as follows:

Purchases of securities:
Long-term	$65,860
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	48,807
U.S. Government	—
NOTE 5. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax provisions taken for all open tax years (2009-2010), or expected to be taken in the Fund’s 2011 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, capital loss carryforwards, and post-October loss deferrals.
NOTE 6. SUBSEQUENT EVENT
Effective August 18, 2011, AEGON USA Investment Management, LLC became the sub-adviser to Transamerica Foxhall Emerging Markets/Pacific Rim VP on an interim basis, and the Fund was renamed Transamerica Emerging Markets/Pacific Rim VP. The Fund’s Board of Trustees has approved a reorganization pursuant to which the Fund’s assets would be acquired, and its liabilities would be assumed, by Transamerica AEGON Active Asset Allocation — Moderate Growth VP in exchange for shares of Transamerica AEGON Active Asset Allocation — Moderate Growth VP. The Fund would then be liquidated, and shares of Transamerica AEGON Active Asset Allocation — Moderate Growth VP would be distributed to Fund shareholders. The reorganization of the Fund is subject to the satisfaction of certain conditions, including approval by Fund shareholders. If these conditions are satisfied, the reorganization is expected to occur during the fourth quarter of 2011.
TAM continues to serve as the Fund’s investment adviser, and, effective as of August 18, 2011, TAM’s advisory fee decreased as listed below:

First $50 million	0.55%
Over $50 million up to $250 million	0.53%
Over $250 million	0.51%
Management has evaluated subsequent events through the date of issuance of the financial statements, and has determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Foxhall Emerging Markets/Pacific Rim VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 8-9, 2011, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Foxhall Emerging Markets/Pacific Rim VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and Foxhall Capital Management, Inc. (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2012. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the investment approach for the Portfolio. The Trustees considered the services provided by TAM for the portion of the management fee it retains after payment of the Sub-Adviser’s fee, including oversight of the performance of administrative, recordkeeping, shareholder relations, regulatory reporting and other functions of the Portfolio as well as “manager of managers” services TAM provides in the form of selection and oversight of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
It was noted that in order for the Portfolio to be entitled to invest in excess of certain amounts in the Vanguard exchange-traded funds (“ETFs”) in which it invests, the Board was required to consider whether the fees charged by TAM and the Sub-Adviser were duplicative of those charged by the manager of the Vanguard ETFs. It was noted that TAM renders “manager of managers” services to the Portfolio by, among other things, closely monitoring the Sub-Adviser’s performance and by adding additional sub-advisers or altering the composition of sub-advisers as necessary to adapt to market conditions or the Portfolio’s performance. It also was noted that the Sub-Adviser has developed an asset allocation model which it utilizes to select a basket of investments for the Portfolio in an attempt to match or exceed the return of an unmanaged benchmark. On these bases, the Board determined that the fees charged by TAM and the Sub-Adviser are based on services that are in addition to, rather than duplicative of, the services provided by the adviser to the underlying Vanguard ETFs in which the Portfolio invests.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for the one-year period ended December 31, 2010, noting that the Portfolio’s inception date was July 1, 2009. The Board noted that the performance of the Initial Class of the Portfolio was below the median for its peer universe for the past 1-year period. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Portfolio. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information about TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio, including the amount of the management fee retained by TAM following payment of the sub-advisory fee. The Trustees noted that the Portfolio’s contractual management fee above the medians for its peer group and peer universe and actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the medians for its peer group and peer universe. The Trustees noted the profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. The Trustees noted that TAM would over the long term seek to address the Sub-Adviser’s negative profitability with respect to management of the Portfolio. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Foxhall Emerging Markets/Pacific Rim VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)
(unaudited)
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice. The Trustees also noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio.
Other considerations. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Foxhall Global Commodities & Hard Assets VP
(formerly, Transamerica Foxhall Global Hard Asset VP)
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at January 1, 2011 and held for the entire period until June 30, 2011.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (B)
	Beginning	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized
Fund Name	Account Value	Value	During Period (A)	Value	During Period (A)	Expense Ratio (C)
Transamerica Foxhall Global Commodities & Hard Assets VP
Initial Class	$1,000.00	$1,025.40	$5.02	$1,019.84	$5.01	1.00%
Service Class	1,000.00	1,024.50	6.27	1,018.60	6.26	1.25

(A)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(B)	5% return per year before expenses.

(C)	Expense ratios do not include expenses of the investment companies in which the fund invests.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2011
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

% of Net
Asset Type	Assets

Investment Companies	81.3%
Repurchase Agreement	18.8
Securities Lending Collateral	13.8
Other Assets and Liabilities — Net	(13.9)

Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Foxhall Global Commodities & Hard Assets VP
(formerly, Transamerica Foxhall Global Hard Asset VP)
SCHEDULE OF INVESTMENTS
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 81.3%
Capital Markets - 71.7%
Greenhaven Continous Commodity Index Fund ^	218,773	$7,329
Jefferies TR/J CRB Global Commodity Equity Index Fund	53,036	2,664
Market Vectors RVE Hard Assets Producers ETF	620,831	25,081
PowerShares DB Commodity Index Tracking Fund ^	127,912	3,704
PowerShares DB Precious Metals Fund ^	66,163	3,636
SPDR S&P Metals & Mining ETF ^	66,166	4,593
Oil, Gas & Consumable Fuels - 9.6%
Energy Select Sector SPDR Fund ^	83,027	6,256

Total Investment Companies (cost $52,489)		53,263

SECURITIES LENDING COLLATERAL - 13.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.22% ▲	9,007,295	9,007
Total Securities Lending Collateral (cost $9,007)

	Principal	Value

REPURCHASE AGREEMENT - 18.8%
State Street Bank & Trust Co. 0.01% ▲, dated 06/30/2011, to be repurchased at $12,305 on 07/01/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, with a value of $12,551.	$12,305	12,305
Total Repurchase Agreement (cost $12,305)

Total Investment Securities (cost $73,801) #		74,575
Other Assets and Liabilities - Net		(9,078)

Net Assets		$65,497

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $8,795.

▲	Rate shown reflects the yield at 06/30/2011.

#	Aggregate cost for federal income tax purposes is $73,801. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $893 and $119, respectively. Net unrealized appreciation for tax purposes is $774.

DEFINITION:

ETF	Exchange-Traded Fund
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
	Prices	Inputs	Inputs	06/30/2011
Investment Companies	$53,263	$—	$—	$53,263
Securities Lending Collateral	9,007	—	—	9,007
Repurchase Agreement	—	12,305	—	12,305

Total	$62,270	$12,305	$—	$74,575

Э	See the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Foxhall Global Commodities & Hard Assets VP
(formerly, Transamerica Foxhall Global Hard Asset VP)
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2011
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investments in investment companies, at value (cost: $61,496) (including securities loaned of $8,795)	$62,270
Repurchase agreement, at value (cost: $12,305)	12,305
Receivables:
Shares sold	103
Securities lending income (net)	9

74,687

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	110
Management and advisory fees	46
Distribution and service fees	11
Administration fees	1
Audit and tax fees	7
Printing and shareholder reports fees	5
Other	3
Collateral for securities on loan	9,007

9,190

Net assets	$65,497

Net assets consist of:
Capital stock ($.01 par value)	$60
Additional paid-in capital	62,500
Undistributed (accumulated) net investment income (loss)	(143)
Undistributed (accumulated) net realized gain (loss) from investments in investment companies	2,306
Net unrealized appreciation (depreciation) on investments in investment companies	774

Net assets	$65,497

Net assets by class:
Initial Class	$11,278
Service Class	54,219
Shares outstanding:
Initial Class	1,033
Service Class	4,993
Net asset value and offering price per share:
Initial Class	$10.91
Service Class	10.86
STATEMENT OF OPERATIONS
For the period ended June 30, 2011
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income from investment companies	$49
Securities lending income (net)	40

89

Expenses:
Management and advisory	248
Distribution and service:
Service Class	56
Printing and shareholder reports	3
Custody	6
Administration	5
Legal	7
Audit and tax	6
Trustees	1
Other	1

Total expenses	333

Less waiver/reimbursement	(1)

Net expenses	332

Net investment loss	(243)

Net realized gain (loss) from:
Investments in investment companies	2,699

Net decrease in unrealized appreciation (depreciation) on:
Investments in investment companies	(1,858)

Net realized and unrealized gain on investments in investment companies	841

Net increase In net assets resulting from operations	$598

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Foxhall Global Commodities & Hard Assets VP
(formerly, Transamerica Foxhall Global Hard Asset VP)
STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(all amounts in thousands)

	June 30, 2011	December 31,
	(unaudited)	2010
From operations:
Net investment income (loss)	$(243)	$100
Net realized gain (loss) from investments in investment companies	2,699	(393)
Change in net unrealized appreciation (depreciation) on investments in investment companies	(1,858)	2,570

Net increase in net assets resulting from operations	598	2,277

Distributions to shareholders:
From net investment income:
Initial Class	—	(12)
Service Class	—	(27)

	—	(39)

From net realized gains:
Initial Class	—	(27)
Service Class	—	(66)

	—	(93)

Total distributions to shareholders	—	(132)

Capital share transactions:
Proceeds from shares sold:
Initial Class	2,747	3,999
Service Class	24,344	31,732

	27,091	35,731

Dividends and distributions reinvested:
Initial Class	—	39
Service Class	—	93

	—	132

Cost of shares redeemed:
Initial Class	(1,477)	(1,685)
Service Class	(3,670)	(3,695)

	(5,147)	(5,380)

Net increase in net assets resulting from capital shares transactions	21,944	30,483

Net increase in net assets	22,542	32,628

Net assets:
Beginning of period/year	42,955	10,327

End of period/year	$65,497	$42,955

Undistributed (accumulated) net investment income (loss)	$(143)	$100

Share activity:
Shares issued:
Initial Class	247	401
Service Class	2,203	3,178

	2,450	3,579

Shares issued-reinvested from distributions:
Initial Class	—	4
Service Class	—	10

	—	14

Shares redeemed:
Initial Class	(134)	(168)
Service Class	(339)	(375)

	(473)	(543)

Net increase (decrease) in shares outstanding:
Initial Class	113	237
Service Class	1,864	2,813

	1,977	3,050

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Foxhall Global Commodities & Hard Assets VP
(formerly, Transamerica Foxhall Global Hard Asset VP)
FINANCIAL HIGHLIGHTS

	Initial Class					Service Class
	Period ended					Period ended
	June 30, 2011		December 31,	Jul 1 to Dec		June 30, 2011		December 31,	Jul 1 to Dec
For a share outstanding throughout each period	(unaudited)		2010	31, 2009(A)		(unaudited)		2010	31, 2009(A)
Net asset value
Beginning of period/year	$10.64		$10.34	$10.00		$10.60		$10.33	$10.00
Investment operations
Net investment income (loss)(B),(C)	(0.04)		0.02	0.07		(0.05)		0.05	0.23
Net realized and unrealized gain	0.31		0.33	0.27		0.31		0.26	0.10

Total operations	0.27		0.35	0.34		0.26		0.31	0.33

Distributions
From net investment income	—		(0.02)	—		—		(0.01)	—
From net realized gains	—		(0.03)	—		—		(0.03)	—

Total distributions	—		(0.05)	—		—		(0.04)	—

Net asset value
End of period/year	$10.91		$10.64	$10.34		$10.86		$10.60	$10.33

Total return(D)	2.54	%(E)	3.39%	3.40	%(E)	2.45	%(E)	3 .10%	3.30	%(E)

Net assets end of period/year (000’s)	$11,278		$9,786	$7,065		$54,219		$33,169	$3,262
Ratio and supplemental data
Expenses to average net assets(F)
After reimbursement/fee waiver	1.00	%(G)	1.00%	1.00	%(G)	1.25	%(G)	1.25%	1.25	%(G)
Before reimbursement/fee waiver	1.00	%(G)	1.05%	2.19	%(G)	1.25	%(G)	1.30%	2.44	%(G)
Net investment income (loss), to average net assets(C)	(0.69	)%(G)	0.22%	1.30	%(G)	(0.92	)%(G)	0.48%	4.57	%(G)
Portfolio turnover rate(H)	93	% (E)	718%	248	% (E)	93	% (E)	718%	248	% (E)

(A)	Commenced operations on July 1, 2009.

(B)	Calculated based on average number of shares outstanding.

(C)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the fund invests.

(D)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(E)	Not annualized.

(F)	Does not include expenses of the investment companies in which the fund invests.

(G)	Annualized.

(H)	Does not include the portfolio activity of the underlying funds.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Foxhall Global Commodities & Hard Assets VP
(formerly, Transamerica Foxhall Global Hard Asset VP)
NOTES TO FINANCIAL STATEMENTS
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Effective May 1, 2011, Transamerica Foxhall Global Hard Asset VP changed its name to Transamerica Foxhall Global Commodities & Hard Assets VP. Transamerica Foxhall Global Commodities & Hard Assets VP (the “Fund”) is part of TST.
The Fund currently offers two classes of shares; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund, including investment objectives and strategies.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian and, pursuant to the terms of the repurchase agreements, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund bears the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Fund’s securities exposes the Fund to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Fund seeks to increase its net investment income through the receipt of interest (after rebates and fees).
Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2011 are shown in the Schedule of Investments and Statement of Assets and Liabilities.
Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.
Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.
There were no commissions recaptured during the period ended June 30, 2011.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Interest income is accrued as earned. Dividend income and capital gain distributions from investment companies, if any, are recorded on the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Foxhall Global Commodities & Hard Assets VP
(formerly, Transamerica Foxhall Global Hard Asset VP)
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities not necessarily an indication of the risk associated with investing in these securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Investment company securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy.
Securities lending collateral: Securities lending collateral is a money market fund which is valued at the net assets of the underlying portfolios and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Fund’s Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When the Fund must use fair valuation methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.
The hierarchy classification of inputs used to value the Fund’s investments, at June 30, 2011, is disclosed at the end of the Fund’s Schedule of Investments. Transfers between Levels are considered to have occurred at the end of the reporting period.
There were no transfers into or out of any Levels as described above during the period ended June 30, 2011.
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.
TAM, the Fund’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Foxhall Global Commodities & Hard Assets VP
(formerly, Transamerica Foxhall Global Hard Asset VP)
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TFS, and TCI. None of the non-independent trustees receive compensation for services as trustees of the Fund or the entities that invest in the Fund.
Investment advisory fees: The Fund pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $500 million	0.90%
Over $500 million up to $1 billion	0.875%
Over $1 billion	0.85%
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees and certain extraordinary expenses, exceed the following stated annual limit:
1.00% Expense Limit
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived fees.
During the period ended June 30, 2011, the amount waived/reimbursed by the adviser was $1. The following amounts were available for recapture by the adviser as of June 30, 2011:

	Reimbursement of	Available for Recapture
	Expenses	Through
Fiscal Year 2009:	$29	12/31/2012
Fiscal Year 2010:	13	12/31/2013
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2012. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Foxhall Global Commodities & Hard Assets VP
(formerly, Transamerica Foxhall Global Hard Asset VP)
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2011 were as follows:

Purchases of securities:
Long-term	$60,818
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	47,804
U.S. Government	—
NOTE 5. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax provisions taken for all open tax years (2009-2010), or expected to be taken in the Fund’s 2011 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, capital loss carryforwards, and post-October loss deferrals.
NOTE 6. SUBSEQUENT EVENT
Effective August 18, 2011, AEGON USA Investment Management, LLC became the sub-adviser to Transamerica Foxhall Global Commodities & Hard Assets VP on an interim basis, and the Fund was renamed Transamerica Global Commodities & Hard Assets VP. It is expected that changes to the Fund’s name, objective, investment strategies and risks and benchmark will be effective in the fourth quarter of 2011, at which point, Janus Capital Management LLC will become the sub-adviser for the Fund, and Transamerica Global Commodities & Hard Assets VP will be renamed Transamerica Janus Balanced VP.
TAM continues to serve as the Fund’s investment adviser, and, effective as of August 18, 2011, TAM’s advisory fee decreased as listed below:

First $250 million	0.73%
Over $250 million up to $500 million	0.70%
Over $500 million up to $1 billion	0.675%
Over $1 billion	0.65%
Management has evaluated subsequent events through the date of issuance of the financial statements, and has determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Foxhall Global Commodities & Hard Assets VP
(formerly, Transamerica Foxhall Global Hard Asset VP)
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 8-9, 2011, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Foxhall Global Commodities & Hard Assets VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and Foxhall Capital Management, Inc. (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2012. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the investment approach for the Portfolio. The Trustees considered the services provided by TAM for the portion of the management fee it retains after payment of the Sub-Adviser’s fee, including oversight of the performance of administrative, recordkeeping, shareholder relations, regulatory reporting and other functions of the Portfolio as well as “manager of managers” services TAM provides in the form of selection and oversight of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
It was noted that in order for the Portfolio to be entitled to invest in excess of certain amounts in the Vanguard exchange-traded funds (“ETFs”) in which it invests, the Board was required to consider whether the fees charged by TAM and the Sub-Adviser were duplicative of those charged by the manager of the Vanguard ETFs. It was noted that TAM renders “manager of managers” services to the Portfolio by, among other things, closely monitoring the Sub-Adviser’s performance and by adding additional sub-advisers or altering the composition of sub-advisers as necessary to adapt to market conditions or the Portfolio’s performance. It also was noted that the Sub-Adviser has developed an asset allocation model which it utilizes to select a basket of investments for the Portfolio in an attempt to match or exceed the return of an unmanaged benchmark. On these bases, the Board determined that the fees charged by TAM and the Sub-Adviser are based on services that are in addition to, rather than duplicative of, the services provided by the adviser to the underlying Vanguard ETFs in which the Portfolio invests.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for the one-year period ended December 31, 2010, noting that the Portfolio’s inception date was July 1, 2009. The Board noted that the performance of the Initial Class of the Portfolio was below the median for its peer universe for the past 1-year period. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Portfolio. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information about TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio, including the amount of the management fee retained by TAM following payment of the sub-advisory fee. The Trustees noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the medians for its peer group and peer universe. The Trustees noted the profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. The Trustees noted that TAM would over the long term seek to address the Sub-Adviser’s negative profitability with respect to management of the Portfolio. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Foxhall Global Commodities & Hard Assets VP
(formerly, Transamerica Foxhall Global Hard Asset VP)
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)
(unaudited)
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice. The Trustees also noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio.
Other considerations. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Foxhall Global Conservative VP
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at January 1, 2011 and held for the entire period until June 30, 2011.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (B)
	Beginning	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized
Fund Name	Account Value	Value	During Period (A)	Value	During Period (A)	Expense Ratio (C)

Transamerica Foxhall Global Conservative VP
Initial Class	$1,000.00	$1,005.30	$4.97	$1,019.84	$5.01	1.00%
Service Class	1,000.00	1,004.20	6.21	1,018.60	6.26	1.25

(A)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(B)	5% return per year before expenses.

(C)	Expense ratios do not include expenses of the investment companies in which the fund invests.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2011
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

% of Net
Asset Type	Assets

Investment Companies	98.8%
Securities Lending Collateral	23.5
Repurchase Agreement	3.8
Other Assets and Liabilities — Net	(26.1)

Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Foxhall Global Conservative VP
SCHEDULE OF INVESTMENTS
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 98.8%
Capital Markets - 94.9%
Greenhaven Continous Commodity Index Fund	10,936	$366
iShares Barclays 3-7 Year Treasury Bond Fund	76,536	8,962
iShares MSCI EAFE Index Fund	13,376	804
iShares MSCI Emerging Markets Index Fund ^	23,835	1,135
iShares MSCI Pacific Ex-Japan Index Fund ^	16,808	800
iShares Russell 3000 Index Fund ^	26,906	2,133
Jefferies TR/J CRB Global Commodity Equity Index Fund	12,222	614
Market Vectors RVE Hard Assets Producers ETF	15,123	611
PowerShares DB Commodity Index Tracking Fund ^	12,382	359
PowerShares Emerging Markets Sovereign Debt Portfolio	59,354	1,608
PowerShares International Corporate Bond Portfolio	128,459	3,657
SPDR Barclays Capital High Yield Bond Fund ETF ^	39,406	1,585
SPDR Barclays Capital International Corporate Bond ETF	106,310	3,719
SPDR Barclays Capital International Treasury Bond ETF ^	145,455	8,986
SPDR S&P 500 ETF Trust ^	5,437	718
Vanguard Intermediate-Term Corporate Bond ETF	89,946	7,216
Vanguard Mid-Cap ETF	8,852	712
Vanguard MSCI EAFE ETF	42,393	1,614
Emerging Market - Equity - 2.4%
Vanguard MSCI Emerging Markets ETF	23,343	1,135
Growth - Small Cap - 1.5%
Vanguard Small-Capital ETF ^	9,121	712

Total Investment Companies (cost $47,600)		47,446

SECURITIES LENDING COLLATERAL - 23.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.22% ▲	11,277,408	$11,277
Total Securities Lending Collateral (cost $11,277)

	Principal	Value

REPURCHASE AGREEMENT - 3.8%
State Street Bank & Trust Co. 0.01% ▲, dated 06/30/2011, to be repurchased at $1,802 on 07/01/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, with a value of $1,839.	$1,802	1,802
Total Repurchase Agreement (cost $1,802)

Total Investment Securities (cost $60,679) #		60,525
Other Assets and Liabilities - Net		(12,510)

Net Assets		$48,015

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $11,017.

▲	Rate shown reflects the yield at 06/30/2011.

#	Aggregate cost for federal income tax purposes is $60,679. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $211 and $365, respectively. Net unrealized depreciation for tax purposes is $154.
DEFINITION:
ETF       Exchange-Traded Fund
VALUATION SUMMARY: '

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
	Prices	Inputs	Inputs	06/30/2011
Investment Companies	$47,446	$—	$—	$47,446
Securities Lending Collateral	11,277	—	—	11,277
Repurchase Agreement	—	1,802	—	1,802

Total	$58,723	$1,802	$—	$60,525

'   See the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Foxhall Global Conservative VP
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2011
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investments in investment companies, at value (cost: $58,877) (including securities loaned of $11,017)	$58,723
Repurchase agreement, at value (cost: $1,802)	1,802
Receivables:
Investment securities sold	73
Shares sold	6
Securities lending income (net)	7
Dividends	27

60,638

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	1,098
Shares redeemed	196
Management and advisory fees	29
Distribution and service fees	9
Administration fees	1
Audit and tax fees	7
Printing and shareholder reports fees	2
Other	4
Collateral for securities on loan	11,277

12,623

Net assets	$48,015

Net assets consist of:
Capital stock ($.01 par value)	$51
Additional paid-in capital	48,770
Undistributed (accumulated) net investment income (loss)	32
Undistributed (accumulated) net realized gain (loss) from investments in investment companies	(684)
Net unrealized appreciation (depreciation) on investments in investment companies	(154)

Net assets	$48,015

Net assets by class:
Initial Class	$2,466
Service Class	45,549
Shares outstanding:
Initial Class	258
Service Class	4,798
Net asset value and offering price per share:
Initial Class	$9.54
Service Class	9.49
STATEMENT OF OPERATIONS
For the period ended June 30, 2011
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income from investment companies	$192
Securities lending income (net)	18

210

Expenses:
Management and advisory	172
Distribution and service:
Service Class	45
Printing and shareholder reports	1
Custody	6
Administration	4
Legal	7
Audit and tax	6
Other	1

Total expenses	242

Less waiver/reimbursement	(6)

Net expenses	236

Net investment loss	(26)

Net realized gain (loss) from:
Investments in investment companies	544

Net decrease in unrealized appreciation (depreciation) on:
Investments in investment companies	(387)

Net realized and unrealized gain on investments in investment companies	157

Net increase In net assets resulting from operations	$131

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Foxhall Global Conservative VP
STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(all amounts in thousands)

	June 30, 2011	December 31,
	(unaudited)	2010
From operations:
Net investment income (loss)	$(26)	$58
Net realized gain (loss) from investments in investment companies	544	(1,225)
Change in net unrealized appreciation (depreciation) on investments in investment companies	(387)	268

Net increase (decrease) in net assets resulting from operations	131	(899)

Distributions to shareholders:
From net investment income:
Initial Class	—	(3)
Service Class	—	(19)

	—	(22)

From net realized gains:
Initial Class	—	(1)
Service Class	—	(12)

	—	(13)

Total distributions to shareholders	—	(35)

Capital share transactions:
Proceeds from shares sold:
Initial Class	480	1,292
Service Class	20,077	30,060

	20,557	31,352

Dividends and distributions reinvested:
Initial Class	—	4
Service Class	—	31

	—	35

Cost of shares redeemed:
Initial Class	(365)	(704)
Service Class	(3,998)	(2,910)

	(4,363)	(3,614)

Net increase in net assets resulting from capital shares transactions	16,194	27,773

Net increase in net assets	16,325	26,839

Net assets:
Beginning of period/year	31,690	4,851

End of period/year	$48,015	$31,690

Undistributed net investment income	$32	$58

Share activity:
Shares issued:
Initial Class	50	131
Service Class	2,112	3,112

	2,162	3,243

Shares issued-reinvested from distributions:
Initial Class	—	1
Service Class	—	3

	—	4

Shares redeemed:
Initial Class	(38)	(72)
Service Class	(421)	(303)

	(459)	(375)

Net increase (decrease) in shares outstanding:
Initial Class	12	60
Service Class	1,691	2,812

	1,703	2,872

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Foxhall Global Conservative VP
FINANCIAL HIGHLIGHTS

	Initial Class					Service Class
	Period ended					Period ended
	June 30, 2011		December 31,	Jul 1 to Dec		June 30, 2011		December 31,	Jul 1 to Dec
For a share outstanding throughout each period	(unaudited)		2010	31, 2009(A)		(unaudited)		2010	31, 2009(A)
Net asset value
Beginning of period/year	$9.48		$10.09	$10.00		$9.45		$10.08	$10.00
Investment operations
Net investment income (loss)(B),(C)	—	(D)	0.03	0.09		(0.01)		0.03	0.17
Net realized and unrealized gain (loss)	0.06		(0.62)	—	(D)	0.05		(0.64)	(0.09)

Total operations	0.06		(0.59)	0.09		0.04		(0.61)	0.08

Distributions
From net investment income	—		(0.01)	—		—		(0.01)	—
From net realized gains	—		(0.01)	—		—		(0.01)	—

Total distributions	—		(0.02)	—		—		(0.02)	—

Net asset value
End of period/year	$9.54		$9.48	$10.09		$9.49		$9.45	$10.08

Total return (E)	0 .53	%(F)	(5.79)%	0 .90	%(F)	0 .42	%(F)	(6.10)%	0 .80	%(F)

Net assets end of period/year (000’s)	$2,466		$2,337	$1,880		$45,549		$29,353	$2,971
Ratio and supplemental data
Expenses to average net assets (G)
After reimbursement/fee waiver	1 .00	%(H)	1.00%	1 .00	%(H)	1 .25	%(H)	1.25%	1 .25	%(H)
Before reimbursement/fee waiver	1 .03	%(H)	1.10%	3 .67	%(H)	1 .28	%(H)	1.35%	3 .92	%(H)
Net investment income (loss), to average net assets (C)	(0 .03	)%(H)	0.25%	1 .80	%(H)	(0 .15	)%(H)	0.34%	3 .42	%(H)
Portfolio turnover rate (I)	174	%(F)	678%	198	%(F)	174	%(F)	678%	198	%(F)

(A)	Commenced operations on July 1, 2009.

(B)	Calculated based on average number of shares outstanding.

(C)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the fund invests.

(D)	Rounds to less than $(0.01) per share.

(E)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(F)	Not annualized.

(G)	Does not include expenses of the investment companies in which the fund invests.

(H)	Annualized.

(I)	Does not include the portfolio activity of the underlying funds.
Note: Prior to January 1, 2010 the financial highlights were prepared by another independent registered public accounting firm.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Foxhall Global Conservative VP
NOTES TO FINANCIAL STATEMENTS
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Foxhall Global Conservative VP (the “Fund”) is part of TST.
The Fund currently offers two classes of shares; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund, including investment objectives and strategies.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian and, pursuant to the terms of the repurchase agreements, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund bears the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Fund’s securities exposes the Fund to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Fund seeks to increase its net investment income through the receipt of interest (after rebates and fees).
Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2011 are shown in the Schedule of Investments and Statement of Assets and Liabilities.
Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.
Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.
There were no commissions recaptured during the year ended June 30, 2011.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Interest income is accrued as earned. Dividend income and capital gain distributions from investment companies, if any, are recorded on the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Foxhall Global Conservative VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities not necessarily an indication of the risk associated with investing in these securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Investment company securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy.
Securities lending collateral: Securities lending collateral is a money market fund which is valued at the net assets of the underlying portfolios and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Fund’s Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When the Fund must use fair valuation methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.
The hierarchy classification of inputs used to value the Fund’s investments, at June 30, 2011, is disclosed at the end of the Fund’s Schedule of Investments. Transfers between Levels are considered to have occurred at the end of the reporting period.
There were no transfers into or out of any Levels as described above during the period ended June 30, 2011.
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.
TAM, the Fund’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Foxhall Global Conservative VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TFS, and TCI. None of the non-independent trustees receive compensation for services as trustees of the Fund or the entities that invest in the Fund.
At the commencement of operations, TAM invested in the Fund. As of June 30, 2011, TAM had remaining investments in the Fund as follows:

		% of Fund’s
	Value	Net Assets
Initial Class	$239	0.50%
Investment advisory fees: The Fund pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $500 million	0.90%
Over $500 million up to $1 billion	0.875%
Over $1 billion	0.85%
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees and certain extraordinary expenses, exceed the following stated annual limit:
1.00% Expense Limit
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived fees.
During the period ended June 30, 2011, the amount waived/reimbursed by the adviser was $6. The following amounts were available for recapture by the adviser as of June 30, 2011:

	Reimbursement of	Available for Recapture
	Expenses	Through
Fiscal Year 2009:	$26	12/31/2012
Fiscal Year 2010:	18	12/31/2013
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2012. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Foxhall Global Conservative VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2011 were as follows:

Purchases of securities:
Long-term	$82,028
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	62,244
U.S. Government	—
NOTE 5. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax provisions taken for all open tax years (2009-2010), or expected to be taken in the Fund’s 2011 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, capital loss carryforwards, and post-October loss deferrals.
NOTE 6. SUBSEQUENT EVENT
Effective August 18, 2011, AEGON USA Investment Management, LLC became the sub-adviser to Transamerica Foxhall Global Conservative VP on an interim basis, and the Fund was renamed Transamerica Global Conservative VP. The Fund’s Board of Trustees has approved a reorganization pursuant to which the Fund’s assets would be acquired, and its liabilities would be assumed, by Transamerica AEGON Active Asset Allocation — Conservative VP in exchange for shares of Transamerica AEGON Active Asset Allocation — Conservative VP. The Fund would then be liquidated, and shares of Transamerica AEGON Active Asset Allocation — Conservative VP would be distributed to Fund shareholders. The reorganization of the Fund is subject to the satisfaction of certain conditions, including approval by Fund shareholders. If these conditions are satisfied, the reorganization is expected to occur during the fourth quarter of 2011.
TAM continues to serve as the Fund’s investment adviser, and, effective as of August 18, 2011, TAM’s advisory fee decreased as listed below:

First $50 million	0.55%
Over $50 million up to $250 million	0.53%
Over $250 million	0.51%
Management has evaluated subsequent events through the date of issuance of the financial statements, and has determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Foxhall Global Conservative VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 8-9, 2011, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Foxhall Global Conservative VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and Foxhall Capital Management, Inc. (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2012. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the investment approach for the Portfolio. The Trustees considered the services provided by TAM for the portion of the management fee it retains after payment of the Sub-Adviser’s fee, including oversight of the performance of administrative, recordkeeping, shareholder relations, regulatory reporting and other functions of the Portfolio as well as “manager of managers” services TAM provides in the form of selection and oversight of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
It was noted that in order for the Portfolio to be entitled to invest in excess of certain amounts in the Vanguard exchange-traded funds (“ETFs”) in which it invests, the Board was required to consider whether the fees charged by TAM and the Sub-Adviser were duplicative of those charged by the manager of the Vanguard ETFs. It was noted that TAM renders “manager of managers” services to the Portfolio by, among other things, closely monitoring the Sub-Adviser’s performance and by adding additional sub-advisers or altering the composition of sub-advisers as necessary to adapt to market conditions or the Portfolio’s performance. It also was noted that the Sub-Adviser has developed an asset allocation model which it utilizes to select a basket of investments for the Portfolio in an attempt to match or exceed the return of an unmanaged benchmark. On these bases, the Board determined that the fees charged by TAM and the Sub-Adviser are based on services that are in addition to, rather than duplicative of, the services provided by the adviser to the underlying Vanguard ETFs in which the Portfolio invests.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for the one-year period ended December 31, 2010, noting that the Portfolio’s inception date was July 1, 2009. The Board noted that the performance of the Initial Class of the Portfolio was below the median for its peer universe for the past 1-year period. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Portfolio. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information about TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio, including the amount of the management fee retained by TAM following payment of the sub-advisory fee. The Trustees noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the medians for its peer universe. The Trustees noted the profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. The Trustees noted that TAM would over the long term seek to address the Sub-Adviser’s negative profitability with respect to management of the Portfolio. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Foxhall Global Conservative VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)
(unaudited)
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice. The Trustees also noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio.
Other considerations. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Foxhall Global Growth VP
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at January 1, 2011 and held for the entire period until June 30, 2011.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (B)
	Beginning	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized
Fund Name	Account Value	Value	During Period (A)	Value	During Period (A)	Expense Ratio (C)

Transamerica Foxhall Global Growth VP
Initial Class	$1,000.00	$1,039.00	$5.06	$1,019.84	$5.01	1.00%
Service Class	1,000.00	1,038.30	6.32	1,018.60	6.26	1.25

(A)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(B)	5% return per year before expenses.

(C)	Expense ratios do not include expenses of the investment companies in which the fund invests.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2011
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

% of Net
Asset Type	Assets

Investment Companies	98.0%
Securities Lending Collateral	25.5
Repurchase Agreement	2.0
Other Assets and Liabilities — Net	(25.5)

Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Foxhall Global Growth VP
SCHEDULE OF INVESTMENTS
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 98.0%
Capital Markets - 82.1%
Greenhaven Continous Commodity Index Fund	59,413	$1,990
iShares MSCI EAFE Index Fund	77,825	4,680
iShares MSCI Emerging Markets Index Fund ^	135,560	6,453
iShares MSCI Pacific Ex-Japan Index Fund ^	98,291	4,680
iShares Russell 3000 Index Fund ^	151,843	12,040
Jefferies TR/J CRB Global Commodity Equity Index Fund	54,125	2,719
Market Vectors RVE Hard Assets Producers ETF	66,537	2,688
PowerShares DB Commodity Index Tracking Fund ^	68,714	1,990
SPDR S&P 500 ETF Trust ^	30,523	4,028
Vanguard Mid-Cap ETF	49,744	4,000
Vanguard MSCI EAFE ETF	245,793	9,360
Emerging Market - Equity - 9.8%
Vanguard MSCI Emerging Markets ETF	133,717	6,501
Growth - Small Cap - 6.1%
Vanguard Small-Capital ETF ^	51,841	4,048

Total Investment Companies (cost $64,249)		65,177

SECURITIES LENDING COLLATERAL - 25.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.22% ▲	16,946,586	$16,947
Total Securities Lending Collateral (cost $16,947)

	Principal	Value

REPURCHASE AGREEMENT - 2.0%
State Street Bank & Trust Co. 0.01%▲, dated 06/30/2011, to be repurchased at $1,332 on 07/01/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, with a value of $1,359.	$1,332	1,332
Total Repurchase Agreement (cost $1,332)

Total Investment Securities (cost $82,528) #		83,456
Other Assets and Liabilities - Net		(16,968)

Net Assets		$66,488

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $16,574.

▲	Rate shown reflects the yield at 06/30/2011.

#	Aggregate cost for federal income tax purposes is $82,528. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $1,309 and $381, respectively. Net unrealized appreciation for tax purposes is $928.
DEFINITION:
ETF     Exchange-Traded Fund
VALUATION SUMMARY: '

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
	Prices	Inputs	Inputs	06/30/2011
Investment Companies	$65,177	$—	$—	$65,177
Securities Lending Collateral	16,947	—	—	16,947
Repurchase Agreement	—	1,332	—	1,332

Total	$82,124	$1,332	$—	$83,456

' See the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Foxhall Global Growth VP
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2011
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investments in investment companies, at value (cost: $81,196) (including securities loaned of $16,574)	$82,124
Repurchase agreement, at value (cost: $1,332)	1,332
Receivables:
Shares sold	41
Securities lending income (net)	4
Dividends	19
Prepaid expenses	1

83,521

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	12
Management and advisory fees	48
Distribution and service fees	9
Administration fees	1
Audit and tax fees	7
Printing and shareholder reports fees	6
Other	3
Collateral for securities on loan	16,947

17,033

Net assets	$66,488

Net assets consist of:
Capital stock ($.01 par value)	$56
Additional paid-in capital	60,678
Undistributed (accumulated) net investment income (loss)	522
Undistributed (accumulated) net realized gain (loss) from investments in investment companies	4,304
Net unrealized appreciation (depreciation) on investments in investment companies	928

Net assets	$66,488

Net assets by class:
Initial Class	$18,607
Service Class	47,881
Shares outstanding:
Initial Class	1,551
Service Class	4,012
Net asset value and offering price per share:
Initial Class	$11.99
Service Class	11.94
STATEMENT OF OPERATIONS
For the period ended June 30, 2011
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income from investment companies	$342
Securities lending income (net)	29

371

Expenses:
Management and advisory	275
Distribution and service:
Service Class	54
Printing and shareholder reports	3
Custody	6
Administration	6
Legal	7
Audit and tax	6
Trustees	1
Other	1

Total expenses	359

Recaptured expenses	1

Net expenses	360

Net investment income	11

Net realized gain (loss) from:
Investments in investment companies	2,711

Net decrease in unrealized appreciation (depreciation) on:
Investments in investment companies	(532)

Net realized and unrealized gain on investments in investment companies	2,179

Net increase In net assets resulting from operations	$2,190

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Foxhall Global Growth VP
STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(all amounts in thousands)

	June 30, 2011	December 31,
	(unaudited)	2010
From operations:
Net investment income	$11	$510
Net realized gain from investments in investment companies	2,711	1,589
Change in net unrealized appreciation (depreciation) on investments in investment companies	(532)	1,043

Net increase in net assets resulting from operations	2,190	3,142

Distributions to shareholders:
From net investment income:
Initial Class	—	(39)
Service Class	—	(62)

	—	(101)

From net realized gains:
Initial Class	—	(100)
Service Class	—	(161)

	—	(261)

Total distributions to shareholders	—	(362)

Capital share transactions:
Proceeds from shares sold:
Initial Class	1,874	6,819
Service Class	12,926	33,038

	14,800	39,857

Dividends and distributions reinvested:
Initial Class	—	139
Service Class	—	223

	—	362

Cost of shares redeemed:
Initial Class	(1,676)	(2,388)
Service Class	(3,673)	(3,595)

	(5,349)	(5,983)

Net increase in net assets resulting from capital shares transactions	9,451	34,236

Net increase in net assets	11,641	37,016

Net assets:
Beginning of period/year	54,847	17,831

End of period/year	$66,488	$54,847

Undistributed net investment income	$522	$511

Share activity:
Shares issued:
Initial Class	158	621
Service Class	1,093	3,039

	1,251	3,660

Shares issued-reinvested from distributions:
Initial Class	—	14
Service Class	—	22

	—	36

Shares redeemed:
Initial Class	(141)	(218)
Service Class	(312)	(331)

	(453)	(549)

Net increase (decrease) in shares outstanding:
Initial Class	17	417
Service Class	781	2,730

	798	3,147

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Foxhall Global Growth VP
FINANCIAL HIGHLIGHTS

	Initial Class					Service Class
	Period ended					Period ended
	June 30, 2011		December 31,	Jul 1 to Dec		June 30, 2011		December 31,	Jul 1 to Dec
For a share outstanding throughout each period	(unaudited)		2010	31, 2009(A)		(unaudited)		2010	31, 2009(A)
Net asset value
Beginning of period/year	$11.54		$11.03	$10.00		$11.50		$11.01	$10.00
Investment operations
Net investment income(B),(C)	0.01		0.13	0.11		—	(D)	0.16	0.30
Net realized and unrealized gain	0.44		0.47	0.92		0.44		0.42	0.71

Total operations	0.45		0.60	1.03		0.44		0.58	1.01

Distributions
From net investment income	—		(0.03)	—		—		(0.02)	—
From net realized gains	—		(0.06)	—		—		(0.07)	—

Total distributions	—		(0.09)	—		—		(0.09)	—

Net asset value
End of period/year	$11.99		$11.54	$11.03		$11.94		$11.50	$11.01

Total return(E)	3 .90	%(F)	5 .56%	10 .30	%(F)	3 .83	%(F)	5 .39%	10 .10	%(F)

Net assets end of period/year (000’s)	$18,607		$17,701	$12,318		$47,881		$37,146	$5,513
Ratio and supplemental data
Expenses to average net assets(G)
After reimbursement/recaptured expense	1 .00	%(H)	1 .00%	1 .00	%(H)	1 .25	%(H)	1 .25%	1 .25	%(H)
Before reimbursement/recaptured expense	1 .00	%(H)	1 .02%	1 .87	%(H)	1 .25	%(H)	1 .27%	2 .12	%(H)
Net investment income (loss), to average net assets(C)	0 .17	%(H)	1 .22%	2 .04	%(H)	(0 .02	)%(H)	1 .52%	5 .46	%(H)
Portfolio turnover rate(I)	88	% (F)	751%	255	% (F)	88	% (F)	751%	255	% (F)

(A)	Commenced operations on July 1, 2009.

(B)	Calculated based on average number of shares outstanding.

(C)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the fund invests.

(D)	Rounds to less than $0.01 or $(0.01) per share.

(E)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(F)	Not annualized.

(G)	Does not include expenses of the investment companies in which the fund invests.

(H)	Annualized.

(I)	Does not include the portfolio activity of the underlying funds.
Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Foxhall Global Growth VP
NOTES TO FINANCIAL STATEMENTS
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Foxhall Global Growth VP (the “Fund”) is part of TST.
The Fund currently offers two classes of shares; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund, including investment objectives and strategies.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian and, pursuant to the terms of the repurchase agreements, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund bears the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Fund’s securities exposes the Fund to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Fund seeks to increase its net investment income through the receipt of interest (after rebates and fees).
Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2011 are shown in the Schedule of Investments and Statement of Assets and Liabilities.
Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.
Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.
There were no commissions recaptured during the period ended June 30, 2011.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Interest income is accrued as earned. Dividend income and capital gain distributions from investment companies, if any, are recorded on the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Foxhall Global Growth VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities not necessarily an indication of the risk associated with investing in these securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Investment company securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy.
Securities lending collateral: Securities lending collateral is a money market fund which is valued at the net assets of the underlying portfolios and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Fund’s Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these intruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When the Fund must use fair valuation methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.
The hierarchy classification of inputs used to value the Fund’s investments, at June 30, 2011, is disclosed at the end of the Fund’s Schedule of Investments. Transfers between Levels are considered to have occurred at the end of the reporting period.
There were no transfers into or out of any Levels as described above during the period ended June 30, 2011.
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.
TAM, the Fund’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Foxhall Global Growth VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TFS, and TCI. None of the non-independent trustees receive compensation for their services as trustees of the Fund or the entities that invest in the Fund.
Investment advisory fee: The Fund pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $500 million	0.90%
Over $500 million up to $1 billion	0.875%
Over $1 billion	0.85%
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees and certain extraordinary expenses, exceed the following stated annual limit:
1.00% Expense Limit
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived fees.
During the period ended June 30, 2011, the amount recaptured by the adviser was $1. The following amounts were available for recapture by the adviser as of June 30, 2011:

	Reimbursement of	Available for Recapture
	Expenses	Through
Fiscal Year 2009:	$36	12/31/2012
Fiscal Year 2010:	7	12/31/2013
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2012. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Foxhall Global Growth VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2011 were as follows:

Purchases of securities:
Long-term	$64,572
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	52,223
U.S. Government	—
NOTE 5. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax provisions taken for all open tax years (2009-2010), or expected to be taken in the Fund’s 2011 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, capital loss carryforwards, and post-October loss deferrals.
NOTE 6. SUBSEQUENT EVENT
Effective August 18, 2011, AEGON USA Investment Management, LLC became the sub-adviser to Transamerica Foxhall Global Growth VP on an interim basis, and the Fund was renamed Transamerica Global Growth VP. The Fund’s Board of Trustees has approved a reorganization pursuant to which the Fund’s assets would be acquired, and its liabilities would be assumed, by Transamerica AEGON Active Asset Allocation — Moderate Growth VP in exchange for shares of Transamerica AEGON Active Asset Allocation — Moderate Growth VP. The Fund would then be liquidated, and shares of Transamerica AEGON Active Asset Allocation — Moderate Growth VP would be distributed to Fund shareholders. The reorganization of the Fund is subject to the satisfaction of certain conditions, including approval by Fund shareholders. If these conditions are satisfied, the reorganization is expected to occur during the fourth quarter of 2011.
TAM continues to serve as the Fund’s investment adviser, and, effective as of August 18, 2011, TAM’s advisory fee decreased as listed below:

First $50 million	0.55%
Over $50 million up to $250 million	0.53%
Over $250 million	0.51%
Management has evaluated subsequent events through the date of issuance of the financial statements, and has determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2011

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 8-9, 2011, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Foxhall Global Growth VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and Foxhall Capital Management, Inc. (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2012. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the investment approach for the Portfolio. The Trustees considered the services provided by TAM for the portion of the management fee it retains after payment of the Sub-Adviser’s fee, including oversight of the performance of administrative, recordkeeping, shareholder relations, regulatory reporting and other functions of the Portfolio as well as “manager of managers” services TAM provides in the form of selection and oversight of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
It was noted that in order for the Portfolio to be entitled to invest in excess of certain amounts in the Vanguard exchange-traded funds (“ETFs”) in which it invests, the Board was required to consider whether the fees charged by TAM and the Sub-Adviser were duplicative of those charged by the manager of the Vanguard ETFs. It was noted that TAM renders “manager of managers” services to the Portfolio by, among other things, closely monitoring the Sub-Adviser’s performance and by adding additional sub-advisers or altering the composition of sub-advisers as necessary to adapt to market conditions or the Portfolio’s performance. It also was noted that the Sub-Adviser has developed an asset allocation model which it utilizes to select a basket of investments for the Portfolio in an attempt to match or exceed the return of an unmanaged benchmark. On these bases, the Board determined that the fees charged by TAM and the Sub-Adviser are based on services that are in addition to, rather than duplicative of, the services provided by the adviser to the underlying Vanguard ETFs in which the Portfolio invests.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for the one-year period ended December 31, 2010, noting that the Portfolio’s inception date was July 1, 2009. The Board noted that the performance of the Initial Class of the Portfolio was below the median for its peer universe for the past 1-year period. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Portfolio. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information about TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio, including the amount of the management fee retained by TAM following payment of the sub-advisory fee. The Trustees noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the medians for its peer universe. The Trustees noted the profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. The Trustees noted that TAM would over the long term seek to address the Sub-Adviser’s negative profitability with respect to management of the Portfolio. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Foxhall Global Growth VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)
(unaudited)
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice. The Trustees also noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio.
Other considerations. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Hanlon Balanced VP
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at January 1, 2011 and held for the entire period until June 30, 2011.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees such as fees and expenses of the trustees and their counsel extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(B)
	Beginning	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized
Fund Name	Account Value	Value	During Period (A)	Value	During Period (A)	Expense Ratio (C)

Transamerica Hanlon Balanced VP
Initial Class	$1,000.00	$1,023.70	$5.02	$1,019.84	$5.01	1.00%
Service Class	1,000.00	1,022.00	6.27	1,018.60	6.26	1.25

(A)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(B)	5% return per year before expenses.

(C)	Expense ratios do not include expenses of the investment companies in which the fund invests.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2011
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

% of Net
Asset Type	Assets

Investment Companies	103.6%
Securities Lending Collateral	6 .3
Repurchase Agreement	2 .8
Other Assets and Liabilities — Net	(12 .7)

Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2010

Transamerica Hanlon Balanced VP
SCHEDULE OF INVESTMENTS
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES — 103.6%
Capital Markets — 103.6%
CurrencyShares Australian Dollar Trust	14,191	$1,527
CurrencyShares Japanese Yen Trust	12,705	1,557
CurrencyShares Swiss Franc Trust	40,005	4,709
Health Care Select Sector SPDR Fund ^	45,980	1,633
iShares Barclays 1-3 Year Credit Bond	15,192	1,594
iShares Barclays 1-3 Year Treasury Bond Fund ^	18,522	1,561
iShares Barclays 3-7 Year Treasury Bond Fund	41,161	4,821
iShares Barclays 7-10 Year Treasury Bond Fund	49,833	4,778
iShares Barclays Intermediate Credit Bond Fund	14,391	1,534
iShares Barclays MBS Bond Fund	29,221	3,118
iShares Barclays TIPS Bond Fund ^	27,355	3,027
iShares Dow Jones US Home Construction Index Fund	124,218	1,578
iShares MSCI Chile Investable Market Index Fund	54,372	4,098
iShares Nasdaq Biotechnology Index Fund	37,647	4,015
iShares S&P National Municipal Bond Fund	45,601	4,721
PIMCO 1-5 Year U.S. TIPS Index Fund	68,674	3,661
PIMCO Enhanced Short Maturity Strategy Fund	15,284	1,545
PowerShares Build America Bond Portfolio	59,398	1,544
PowerShares Emerging Markets Sovereign Debt Portfolio	115,043	3,117
PowerShares Insured National Municipal Bond Portfolio	200,302	4,645
SPDR Nuveen Barclays Capital Municipal Bond ETF	206,406	4,673
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF	129,394	3,137
SSC Government Money Market Fund	2,273,461	2,273
SSgA Money Market Fund	2,273,461	2,273
SSgA Prime Money Market Fund	2,273,461	2,273
State Street Institutional Liquid Reserves Fund	2,273,461	2,273
Vanguard Intermediate-Term Bond ETF	18,408	1,545
Vanguard Short-Term Bond ETF	19,342	1,567
Vanguard Short-Term Corporate Bond ETF	19,987	1,566
Vanguard Total Bond Market ETF	38,223	3,102

Total Investment Companies (cost $82,966)		83,465

SECURITIES LENDING COLLATERAL — 6.3%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.22% ▲	5,080,574	5,081
Total Securities Lending Collateral (cost $5,081)

	Principal	Value

REPURCHASE AGREEMENT — 2.8%
State Street Bank & Trust Co. 0.01% ▲, dated 06/30/2011, to be repurchased at $2,273 on 07/01/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, with a value of $2,322.	$2,273	2,273
Total Repurchase Agreement (cost $2,273)
Total Investment Securities (cost $90,320) #		90,819
Other Assets and Liabilities — Net		(10,263)

Net Assets		$80,556

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $4,977.

▲	Rate shown reflects the yield at 06/30/2011.

#	Aggregate cost for federal income tax purposes is $90,320. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $684 and $185, respectively. Net unrealized appreciation for tax purposes is $499.
DEFINITION:
ETF      Exchange-Traded Fund
VALUATION SUMMARY: '

		Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable	Value at
	Prices	Inputs	Inputs	06/30/2011
Investment Companies	$83,465	$—	$—	$83,465
Securities Lending Collateral	5,081	—	—	5,081
Repurchase Agreement	—	2,273	—	2,273

Total	$88,546	$2,273	$—	$90,819

'	See the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report. Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Hanlon Balanced VP
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2011
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investments in investment companies, at value (cost: $88,047) (including securities loaned of $4,977)	$88,546
Repurchase agreement, at value (cost: $2,273)	2,273
Receivables:
Investment securities sold	6,441
Shares sold	67
Securities lending income (net)	15
Dividends	27
Prepaid expenses	1

	97,370

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	11,613
Shares redeemed	22
Management and advisory fees	67
Distribution and service fees	14
Transfer agent fees	—	(A)
Administration fees	1
Audit and tax fees	7
Printing and shareholder reports fees	4
Other	5
Collateral for securities on loan	5,081

	16,814

Net assets	$80,556

Net assets consist of:
Capital stock ($.01 par value)	$72
Additional paid-in capital	78,212
Undistributed (accumulated) net investment income (loss)	1,211
Undistributed (accumulated) net realized gain (loss) from investments in investment companies	562
Net unrealized appreciation (depreciation) on investments in investment companies	499

Net assets	$80,556

Net assets by class:
Initial Class	$10,206
Service Class	70,350
Shares outstanding:
Initial Class	909
Service Class	6,297
Net asset value and offering price per share:
Initial Class	$11.23
Service Class	11.17

(A)	Rounds to less than $1.
STATEMENT OF OPERATIONS
For the period ended June 30, 2011
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income from investment companies	$927
Interest income	4
Securities lending income (net)	93

	1,024
Expenses:
Management and advisory	340
Distribution and service:
Service Class	82
Printing and shareholder reports	3
Custody	8
Administration	7
Legal	2
Audit and tax	6
Trustees	1
Transfer agent	—	(A)
Other	1

Total expenses	450

Recaptured expenses	9

Net expenses	459

Net investment income	565

Net realized gain (loss) from:
Investments in investment companies	1,310
Net decrease in unrealized appreciation (depreciation) on:
Investments in investment companies	(253)

Net realized and unrealized gain on investments in investment companies	1,057
Net increase In net assets resulting from operations	$1,622

(A)	Rounds to less than $1.

The notes to the financial statements are an integral part of this report. Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Hanlon Balanced VP
STATEMENT OF CHANGES IN NET ASSETS
At period and year ended:
(all amounts except share amounts in thousands)

	June 30, 2011	December 31,
	(unaudited)	2010
From operations:
Net investment income	$565	$731
Net realized gain (loss) from investments in investment companies	1,310	(826)
Change in net unrealized appreciation (depreciation) on investments in investment companies	(253)	488

Net increase in net assets resulting from operations	1,622	393

Distributions to shareholders:

From net investment income:
Initial Class	—	(32)
Service Class	—	(132)

	—	(164)

From net realized gains:
Initial Class	—	(15)
Service Class	—	(65)

	—	(80)

Total distributions to shareholders	—	(244)

Capital share transactions:
Proceeds from shares sold:
Initial Class	1,210	7,867
Service Class	18,133	61,723

	19,343	69,590

Dividends and distributions reinvested:
Initial Class	—	47
Service Class	—	197

	—	244

Cost of shares redeemed:
Initial Class	(2,079)	(1,951)
Service Class	(9,028)	(5,587)

	(11,107)	(7,538)

Net increase in net assets resulting from capital shares transactions	8,236	62,296

Net increase in net assets	9,858	62,445

Net assets:
Beginning of period/year	70,698	8,253

End of period/year	$80,556	$70,698

Undistributed net investment income	$1,211	$646

Share activity:
Shares issued:
Initial Class	109	718
Service Class	1,628	5,697

	1,737	6,415

Shares issued-reinvested from distributions:
Initial Class	—	5
Service Class	—	19

	—	24

Shares redeemed:
Initial Class	(187)	(180)
Service Class	(810)	(517)

	(997)	(697)

Net increase (decrease) in shares outstanding:
Initial Class	(78)	543
Service Class	818	5,199

	740	5,742

The notes to the financial statements are an integral part of this report. Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Hanlon Balanced VP
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Period ended		Initial Class
	June 30, 2011		December 31,	May 1 to Dec
	(unaudited)		2010	31, 2009(A)
Net asset value
Beginning of period/year	$10.97		$11.40	$10.00
Investment operations
Net investment income(B),(C)	0.09		0.21	0.49
Net realized and unrealized gain (loss)	0.17		(0.59)	0.91

Total operations	0.26		(0.38)	1.40

Distributions
From net investment income	—		(0.03)	—
From net realized gains	—		(0.02)	—

Total distributions	—		(0.05)	—

Net asset value
End of period/year	$11.23		$10.97	$11.40

Total return(D)	2 .37	%(E)	(3.28)%	14 .00	%(E)

Net assets end of period/year (000’s)	$10,206		$10,832	$5,067
Ratio and supplemental data
Expenses to average net assets(F)
After recapture/reimbursement	1.00	%(G)	1.00%	1.00	%(G)
Before recapture/reimbursement	0.98	%(G)	1.02%	2.06	%(G)
Net investment income, to average net assets(C)	1.66	%(G)	1.96%	6.78	%(G)
Portfolio turnover rate(H)	327	% (E)	981%	48	% (E)
For a share outstanding throughout each period

	Period ended		Service Class
	June 30, 2011		December 31,	May 1 to Dec
	(unaudited)		2010	31, 2009(A)

Net asset value
Beginning of period/year	$10.93		$11.38	$10.00
Investment operations
Net investment income(B),(C)	0.08		0.20	0.62
Net realized and unrealized gain (loss)	0.16		(0.60)	0.76

Total operations	0.24		(0.40)	1.38

Distributions
From net investment income	—		(0.03)	—
From net realized gains	—		(0.02)	—

Total distributions	—		(0.05)	—

Net asset value
End of period/year	$11.17		$10.93	$11.38

Total return(D)	2 .20	%(E)	(3.46)%	13 .80	%(E)

Net assets end of period/year (000’s)	$70,350		$59,866	$3,186
Ratio and supplemental data
Expenses to average net assets(F)
After recapture/reimbursement	1.25	%(G)	1.25%	1.25	%(G)
Before recapture/reimbursement	1.23	%(G)	1.27%	2.31	%(G)
Net investment income, to average net assets(C)	1.47	%(G)	1.85%	8.50	%(G)
Portfolio turnover rate(H)	327	%(E)	981%	48	%(E)

(A)	Commenced operations on May 1, 2009.

(B)	Calculated based on average number of shares outstanding.

(C)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the fund invests.

(D)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(E)	Not annualized.

(F)	Does not include expenses of the investment companies in which the fund invests.

(G)	Annualized.

(H)	Does not include the portfolio activity of the underlying funds.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report. Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Hanlon Balanced VP
NOTES TO FINANCIAL STATEMENTS
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Hanlon Balanced VP (the “Fund”) is part of TST.
The Fund currently offers two classes of shares; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund, including investment objectives and strategies.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian and, pursuant to the terms of the repurchase agreements, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund bears the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Fund’s securities exposes the Fund to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Fund seeks to increase its net investment income through the receipt of interest (after rebates and fees).
Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2011 are shown in the Schedule of Investments and Statement of Assets and Liabilities.
Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.
Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.
There were no commissions recaptured during the period ended June 30, 2011.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Interest income is accrued as earned. Dividend income and capital gain distributions from affiliated investment companies, if any, are recorded on the ex-dividend date.
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Hanlon Balanced VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Investment company securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy.
Securities lending collateral: Securities lending collateral is a money market fund which is valued at the net assets of the underlying portfolios and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by Transamerica Asset Management Inc.’s (“TAM”) Valuation Committee under the supervision of the Fund’s Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When the Fund must use fair valuation methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.
The hierarchy classification of inputs used to value the Fund’s investments, at June 30, 2011, are disclosed in the valuation summary of the Fund’s Schedule of Investments. Transfers between Levels are considered to have occurred at the end of the reporting period.
There were no transfers into or out of any Levels as described above during the period ended June 30, 2011.
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Hanlon Balanced VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
TAM, the Fund’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TFS, and TCI. None of the non-independent trustees receive compensation for services as trustees of the Fund or the entities that invest in the Fund.
Investment advisory fees: The Fund pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $500 million	0.90%
Over $500 million up to $1 billion	0.875%
Over $1 billion	0.85%
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees and certain extraordinary expenses, exceed the following stated annual limit:
1.00% Expense Limit
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived fees.
During the period ended June 30, 2011, the amount recaptured by the adviser was $9. The following amounts were available for recapture at June 30, 2011:

	Reimbursement of	Available for Recapture
	Expenses	Through
Fiscal Year 2009:	$16	12/31/2012
Fiscal Year 2010:	8	12/31/2013
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2012. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Hanlon Balanced VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2011 were as follows:

Purchases of securities:
Long-term	$239,722
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	218,686
U.S. Government	—
NOTE 5. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax provisions taken for all open tax years (2009 — 2010), or expected to be taken in the Fund’s 2011 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, capital loss carryforwards, and post-October loss deferrals.
NOTE 6. SUBSEQUENT EVENT
Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Hanlon Balanced VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 8-9, 2011, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Hanlon Balanced VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and Hanlon Investment Management, Inc. (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2012. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of a composite of comparable accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the investment approach for the Portfolio. The Trustees considered the services provided by TAM for the portion of the management fee it retains after payment of the Sub-Adviser’s fee, including oversight of the performance of administrative, recordkeeping, shareholder relations, regulatory reporting and other functions of the Portfolio as well as “manager of managers” services TAM provides in the form of selection and oversight of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
It was noted that in order for the Portfolio to be entitled to invest in excess of certain amounts in the Vanguard exchange-traded funds (“ETFs”) in which it invests, the Board was required to consider whether the fees charged by TAM and the Sub-Adviser were duplicative of those charged by the manager of the Vanguard ETFs. It was noted that TAM renders “manager of managers” services to the Portfolio by, among other things, closely monitoring the Sub-Adviser’s performance and by adding additional sub-advisers or altering the composition of sub-advisers as necessary to adapt to market conditions or the Portfolio’s performance. It also was noted that the Sub-Adviser has developed an asset allocation model which it utilizes to select a basket of investments for the Portfolio in an attempt to match or exceed the return of an unmanaged benchmark. On these bases, the Board determined that the fees charged by TAM and the Sub-Adviser are based on services that are in addition to, rather than duplicative of, the services provided by the adviser to the underlying Vanguard ETFs in which the Portfolio invests.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for the one-year period ended December 31, 2010, noting that the Portfolio’s inception date was May 1, 2009. The Board noted that the performance of the Initial Class of the Portfolio was below the median for its peer universe for the past 1-year period. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Portfolio. The Trustees also noted recent changes in the Portfolio’s portfolio management team. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information about TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio, including the amount of the management fee retained by TAM following payment of the sub-advisory fee. The Trustees noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the medians for its peer universe. The Trustees noted the profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Hanlon Balanced VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)
(unaudited)
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice. The Trustees also noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions
Other considerations. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Hanlon Balanced VP
UNDERSTANDING YOUR FUND’S EXPENSES (unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at January 1, 2011 and held for the entire period until June 30, 2011.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (B)
	Beginning Account	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized
Fund Name	Value	Value	During Period (A)	Value	During Period (A)	Expense Ratio (C)

Transamerica Hanlon Growth VP Initial Class	$1,000.00	$1,018.60	$5.01	$1,019.84	$5.01	1.00%
Service Class	1,000.00	1,016.90	6.25	1,018.60	6.26	1.25

(A)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(B)	5% return per year before expenses.

(C)	Expense ratios do not include expenses of the investment companies in which the fund invests.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2011
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

% of Net
Asset Type	Assets
Investment Companies	108.0%
Securities Lending Collateral	8.8
Repurchase Agreement	2.3
Other Assets and Liabilities — Net	(19.1)
Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Hanlon Growth VP
SCHEDULE OF INVESTMENTS
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 108.0%
Capital Markets - 108.0%
CurrencyShares Japanese Yen Trust	18,137	$2,222
CurrencyShares Swiss Franc Trust	18,930	2,228
Health Care Select Sector SPDR Fund ^	51,928	1,844
iShares Barclays 1-3 Year Credit Bond Fund	21,123	2,217
iShares Barclays 1-3 Year Treasury Bond Fund ^	26,551	2,238
iShares Barclays 3-7 Year Treasury Bond Fund	19,053	2,231
iShares Barclays 7-10 Year Treasury Bond Fund	23,085	2,213
iShares Barclays MBS Bond Fund	20,658	2,204
iShares Dow Jones US Home Construction Index Fund	172,710	2,193
iShares MSCI Chile Investable Market Index Fund	75,598	5,699
iShares Nasdaq Biotechnology Index Fund	52,322	5,582
iShares S&P National Municipal Bond Fund ^	21,882	2,266
PIMCO 1-5 Year U.S. TIPS Index Fund	40,806	2,175
PowerShares Build America Bond Portfolio	83,693	2,175
PowerShares Emerging Markets Sovereign Debt Portfolio	81,488	2,208
PowerShares Insured National Municipal Bond Portfolio	94,628	2,194
SPDR Nuveen Barclays Capital Municipal Bond ETF	97,750	2,213
SSC Government Money Market Fund	1,258,495	1,258
SSgA Money Market Fund	1,258,495	1,258
SSgA Prime Money Market Fund	1,258,495	1,258
State Street Institutional Liquid Reserves Fund	1,258,495	1,258
Vanguard Intermediate-Term Bond ETF	26,092	2,190
Vanguard Short-Term Bond ETF	27,890	2,261
Vanguard Short-Term Corporate Bond ETF	28,367	2,223
Vanguard Total Bond Market ETF ^	54,111	4,393

Total Investment Companies (cost $59,991)		60,201

SECURITIES LENDING COLLATERAL - 8.8%
State Street Navigator Securities Lending
Trust — Prime Portfolio, 0.22% ▲	4,875,421	4,875
Total Securities Lending Collateral (cost $4,875)

	Principal	Value

REPURCHASE AGREEMENT - 2.3%
State Street Bank & Trust Co. 0.01% ▲, dated 06/30/2011, to be repurchased at $1,258 on 07/01/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, with a value of $1,286.	$1,258	1,258
Total Repurchase Agreement (cost $1,258)
Total Investment Securities (cost $66,124) #		66,334
Other Assets and Liabilities — Net		(10,639)

Net Assets		$55,695

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $4,727.

▲	Rate shown reflects the yield at 06/30/2011.

#	Aggregate cost for federal income tax purposes is $66,124. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $341 and $131, respectively. Net unrealized appreciation for tax purposes is $210.
DEFINITION:
ETF Exchange-Traded Fund
VALUATION SUMMARY:'

		Level 2 -Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
	Prices	Inputs	Inputs	06/30/2011
Investment Companies	$60,201	$—		$60,201

Securities Lending Collateral	4,875	—	—	4,875

Repurchase Agreement	—	1,258	—	1,258

Total	$65,076	$1,258	$—	$66,334

'	See the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report. Transamerica Series Trust	Semi-Annual Report 2011

2

Transamerica Hanlon Growth VP
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2011
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investments in investment companies, at value (cost: $64,866) (including securities loaned of $4,727)	$65,076
Repurchase agreement, at value (cost: $1,258)	1,258
Receivables:
Investment securities sold	10,065
Shares sold	12
Securities lending income (net)	14
Dividends	20

	76,445

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	15,614
Shares redeemed	191
Management and advisory fees	44
Distribution and service fees	9
Transfer agent fees	—	(A)
Administration fees	1
Audit and tax fees	7
Printing and shareholder reports fees	5
Other	4
Collateral for securities on loan	4,875

	20,750

Net assets	$55,695

Net assets consist of:
Capital stock ($.01 par value)	$49
Additional paid-in capital	53,034
Undistributed (accumulated) net investment income (loss)	764
Undistributed (accumulated) net realized gain (loss) from investments in investment companies	1,638
Net unrealized appreciation (depreciation) on investments in investment companies	210

Net assets	$55,695

Net assets by class:
Initial Class	$14,340
Service Class	41,355
Shares outstanding:
Initial Class	1,247
Service Class	3,617
Net asset value and offering price per share:
Initial Class	$11.50
Service Class	11.43

(A)	Rounds to less than $1.
STATEMENT OF OPERATIONS
For the period ended June 30, 2011
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income from investment companies	$523
Interest income	1
Securities lending income (net)	55

	579

Expenses:
Management and advisory	238
Distribution and service:
Service Class	48
Printing and shareholder reports	3
Custody	7
Administration	5
Legal	1
Audit and tax	5
Trustees	1
Transfer agent	—	(A)
Other	1

Total expenses	309

Recaptured expenses	3

Net expenses	312

Net investment income	267

Net realized gain (loss) from:
Investments in investment companies	1,455
Net decrease in unrealized appreciation (depreciation) on:
Investments in investment companies	(894)

Net realized and unrealized gain on investments in investment companies	561

Net increase In net assets resulting from operations	$828

(A)	Rounds to less than $1.

The notes to the financial statements are an integral part of this report. Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Hanlon Growth VP
Statement of Changes in Net Assets
For the period and year ended:
(all amounts in thousands)

	June 30, 2011
	(unaudited)	December 31, 2010
From operations:
Net investment income	$267	$475
Net realized gain from investments in investment companies	1,455	227
Change in net unrealized appreciation (depreciation) on investments in investment companies	(894)	567

Net increase in net assets resulting from operations	828	1,269

Distributions to shareholders:
From net investment income:
Initial Class	—	(121)
Service Class	—	(207)

	—	(328)

From net realized gains:
Initial Class	—	(81)
Service Class		(137)

	—	(218)

Total distributions to shareholders	—	(546)

Capital share transactions:
Proceeds from shares sold:
Initial Class	1,591	6,129
Service Class	13,537	36,387

	15,128	42,516

Dividends and distributions reinvested:
Initial Class	—	202
Service Class	—	344

	—	546

Cost of shares redeemed:
Initial Class	(2,135)	(2,220)
Service Class	(5,625)	(6,820)

	(7,760)	(9,040)

Net increase in net assets resulting from capital shares transactions	7,368	34,022

Net increase in net assets	8,196	34,745

Net assets:
Beginning of period/year	47,499	12,754

End of period/year	$55,695	$47,499

Undistributed net investment income	$764	$497

Share activity:
Shares issued:
Initial Class	138	555
Service Class	1,181	3,347

	1,319	3,902

Shares issued-reinvested from distributions:
Initial Class	—	20
Service Class	—	33

	—	53

Shares redeemed:
Initial Class	(185)	(206)
Service Class	(491)	(635)

	(676)	(841)

Net increase (decrease) in shares outstanding:
Initial Class	(47)	369
Service Class	690	2,745

	643	3,114

The notes to the financial statements are an integral part of this report. Transamerica Series Trust	Semi-Annual Report 2011

4

Transamerica Hanlon Growth VP
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

			Initial Class					Service Class
	Period ended					Period ended
	June 30, 2011		December 31,	May 1 to Dec		June 30, 2011		December 31,	May 1 to Dec
	(unaudited)		2010	31, 2009(A)		(unaudited)		2010	31, 2009(A)
Net asset value
Beginning of period/year	$11.29		$11.52	$10.00		$11.24		$11.50	$10.00
Investment operations
Net investment income(B),(C)	0.07		0.19	0.48		0.05		0.15	0.62
Net realized and unrealized gain (loss)	0.14		(0.26)	1.04		0.14		(0.25)	0.88

Total operations	0.21		(0.07)	1.52		0.19		(0.10)	1.50

Distributions
From net investment income	—		(0.10)	—		—		(0.10)	—
From net realized gains	—		(0.06)	—		—		(0.06)	—

Total distributions	—		(0.16)	—		—		(0.16)	—

Net asset value
End of period/year	$11.50		$11.29	$11.52		$11.43		$11.24	$11.50

Total return(D)	1 .86	%(E)	(0 .44)%	15 .20	%(E)	1 .69	%(E)	(0 .70)%	15 .00	%(E)
Net assets end of period/year (000’s)	$14,340		$14,602	$10,661		$41,355		$32,897	$2,093
Ratio and supplemental data
Expenses to average net assets(F)
After recapture/reimbursement	1.00	%(G)	1.00%	1.00	%(G)	1.25	%(G)	1.25%	1.25	%(G)
Before recapture/reimbursement	0.99	%(G)	1.05%	1.53	%(G)	1.24	%(G)	1.30%	1.78	%(G)
Net investment income to average net assets (C)	1.15	%(G)	1.75%	6.64	%(G)	0.96	%(G)	1.42%	8.51	%(G)
Portfolio turnover rate(H)	520	%(E)	1068%	68	%(E)	520%		1068%	68	%(E)

(A)	Commenced operations on May 1, 2009.

(B)	Calculated based on average number of shares outstanding.

(C)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the fund invests.

(D)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(E)	Not annualized.

(F)	Does not include expenses of the investment companies in which the fund invests.

(G)	Annualized.

(H)	Does not include the portfolio activity of the underlying funds.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report. Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Hanlon Growth VP
NOTES TO FINANCIAL STATEMENTS
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Hanlon Growth VP (the “Fund”) is part of TST.
The Fund currently offers two classes of shares; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund, including investment objectives and strategies.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian and, pursuant to the terms of the repurchase agreements, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund bears the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Fund’s securities exposes the Fund to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Fund seeks to increase its net investment income through the receipt of interest (after rebates and fees).
Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2011 are shown in the Schedule of Investments and Statement of Assets and Liabilities.
Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.
Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.
There were no commissions recaptured during the period ended June 30, 2011.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Interest income is accrued as earned. Dividend income and capital gain distributions from affiliated investment companies, if any, are recorded on the ex-dividend date.
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Hanlon Growth VP
NOTES TO FINANCIAL STATEMENTS (continued) At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Investment company securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange Traded Funds are stated at the last reporting day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy.
Securities lending collateral: Securities lending collateral is a money market fund which is valued at the net assets of the underlying portfolios and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by Transamerica Asset Management Inc.’s (“TAM”) Valuation Committee under the supervision of the Fund’s Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When the Fund must use fair valuation methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.
The hierarchy classification of inputs used to value the Fund’s investments at June 30, 2011 are disclosed in the Valuation Summary of the Fund’s Schedule of Investments. Transfers between Levels are considered to have occurred at the end of the reporting period.
There were no transfers into or out of any Levels as described above during the period ended June 30, 2011.
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Hanlon Growth VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
TAM, the Fund’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.
Certain officers of the Fund are also officers of TAM, TFS, and TCI. None of the non-independent trustees receive compensation for services as trustees of the Fund or the entities that invest in the Fund.
Investment advisory fee: The Fund pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $500 million	0.90%
Over $500 million up to $1 billion	0.875%
Over $1 billion	0.85%
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees and certain extraordinary expenses, exceed the following stated annual limit:
1.00% Expense Limit
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived fees.
During the period ended June 30, 2011, the amount recaptured by the adviser was $3. The following amounts were available for recapture at June 30, 2011:

	Reimbursement of	Available for Recapture
	Expenses	Through
Fiscal Year 2009:	$23	12/31/2012
Fiscal Year 2010:	14	12/31/2013
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2012. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Hanlon Growth VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected b the Trustee.
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2011 were as follows:

Purchases of securities:
Long-term	$270,795
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	262,181
U.S. Government	—
NOTE 5. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax provisions taken for all open tax years (2009 — 2010), or expected to be taken in the Fund’s 2011 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, capital loss carryforwards, and post-October loss deferrals.
NOTE 6. SUBSEQUENT EVENT
Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Hanlon Growth VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 8-9, 2011, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Hanlon Growth VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and Hanlon Investment Management, Inc. (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2012. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of a composite of comparable accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the investment approach for the Portfolio. The Trustees considered the services provided by TAM for the portion of the management fee it retains after payment of the Sub-Adviser’s fee, including oversight of the performance of administrative, recordkeeping, shareholder relations, regulatory reporting and other functions of the Portfolio as well as “manager of managers” services TAM provides in the form of selection and oversight of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
It was noted that in order for the Portfolio to be entitled to invest in excess of certain amounts in the Vanguard exchange-traded funds (“ETFs”) in which it invests, the Board was required to consider whether the fees charged by TAM and the Sub-Adviser were duplicative of those charged by the manager of the Vanguard ETFs. It was noted that TAM renders “manager of managers” services to the Portfolio by, among other things, closely monitoring the Sub-Adviser’s performance and by adding additional sub-advisers or altering the composition of sub-advisers as necessary to adapt to market conditions or the Portfolio’s performance. It also was noted that the Sub-Adviser has developed an asset allocation model which it utilizes to select a basket of investments for the Portfolio in an attempt to match or exceed the return of an unmanaged benchmark. On these bases, the Board determined that the fees charged by TAM and the Sub-Adviser are based on services that are in addition to, rather than duplicative of, the services provided by the adviser to the underlying Vanguard ETFs in which the Portfolio invests.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for the one-year period ended December 31, 2010, noting that the Portfolio’s inception date was May 1, 2009. The Board noted that the performance of the Initial Class of the Portfolio was below the median for its peer universe for the past 1-year period. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Portfolio. The Trustees also noted recent changes in the Portfolio’s portfolio management team. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information about TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio, including the amount of the management fee retained by TAM following payment of the sub-advisory fee. The Trustees noted that the Portfolio’s contractual management fee was above the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the median for its peer universe. The Trustees noted the profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Hanlon Growth VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)
(unaudited)
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice. The Trustees also noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.
Other considerations. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Hanlon Growth and Income VP
UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at January 1, 2011 and held for the entire period until June 30, 2011.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled“Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (B)
	Beginning	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized
Fund Name	Account Value	Value	During Period (A)	Value	During Period (A)	Expense Ratio (C)

Transamerica Hanlon Growth and Income VP
Initial Class	$1,000.00	$1,019.80	$5.01	$1,019.84	$5.01	1.00%
Service Class	1,000.00	1,018.10	6.25	1,018.60	6.26	1.25

(A)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(B)	5% return per year before expenses.

(C)	Expense ratios do not include expenses of the investment companies in which the fund invests.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2011
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

% of Net
Asset Type	Assets

Investment Companies	106.3%
Securities Lending Collateral	6.3
Repurchase Agreement	2.3
Other Assets and Liabilities — Net	(14.9)

Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Hanlon Growth and Income VP
SCHEDULE OF INVESTMENTS
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 106.3%
Capital Markets -106.3%
CurrencyShares Australian Dollar Trust	9,607	$1,034
CurrencyShares Japanese Yen Trust	13,113	1,607
CurrencyShares Swiss Franc Trust	22,844	2,689
Health Care Select Sector SPDR Fund ^	46,305	1,645
iShares Barclays 1-3 Year Credit Bond Fund	15,299	1,606
iShares Barclays 1-3 Year Treasury Bond Fund ^	19,142	1,614
iShares Barclays 3-7 Year Treasury Bond Fund	22,955	2,688
iShares Barclays 7-10 Year Treasury Bond Fund	27,819	2,667
iShares Barclays Intermediate Credit Bond Fund	5,099	544
iShares Barclays MBS Bond Fund	19,948	2,129
iShares Barclays TIPS Bond Fund ^	9,461	1,047
iShares Dow Jones US Home Construction Index Fund	125,088	1,589
iShares MSCI Chile Investable Market Index Fund	54,753	4,126
iShares Nasdaq Biotechnology Index Fund	37,852	4,037
iShares S&P National Municipal Bond Fund ^	26,062	2,698
PIMCO 1-5 Year U.S. TIPS Index Fund	46,963	2,504
PowerShares Build America Bond Portfolio	60,950	1,584
PowerShares Emerging Markets Sovereign Debt Portfolio	78,506	2,127
PowerShares Insured National Municipal Bond Portfolio	114,018	2,644
SPDR Nuveen Barclays Capital Municipal Bond ETF	117,733	2,665
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF	44,588	1,081
SSC Government Money Market Fund	1,226,336	1,226
SSgA Money Market Fund	1,226,336	1,226
SSgA Prime Money Market Fund	1,226,336	1,226
State Street Institutional Liquid Reserves Fund	1,226,336	1,226
Vanguard Intermediate-Term Bond ETF	18,870	1,584
Vanguard Short-Term Bond ETF	19,917	1,614
Vanguard Short-Term Corporate Bond ETF	20,475	1,604
Vanguard Total Bond Market ETF	39,162	3,178

Total Investment Companies (cost $56,851)		57,209

SECURITIES LENDING COLLATERAL - 6.3%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.22% ▲	3,387,333	3,387
Total Securities Lending Collateral (cost $3,387)

	Principal	Value

REPURCHASE AGREEMENT-2.3%
State Street Bank & Trust Co. 0.01% ▲, dated 06/30/2011, to be repurchased at $1,226 on 07/01/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, with a value of $1,251.	$1,226	1,226
Total Repurchase Agreement (cost $1,226)

Total Investment Securities (cost $61,464) #		61,822
Other Assets and Liabilities — Net		(8,030)

Net Assets		$53,792

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $3,319.

▲	Rate shown reflects the yield at 06/30/2011.

#	Aggregate cost for federal income tax purposes is $61,464. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $480 and $122, respectively. Net unrealized appreciation for tax purposes is $358.
DEFINITION:
ETF            Exchange-Traded Fund
VALUATION SUMMARY:Э

		Level 2-
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
	Prices	Inputs	Inputs	06/30/2011
Investment Companies	$57,209	$—	$—	$57,209
Securities Lending Collateral	3,387	—	—	3,387
Repurchase Agreement	—	1,226	—	1,226
Total	$60,596	$1,226	$—	$61,822

Э	See the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report. Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Hanlon Growth and Income VP
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2011
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investments in investment companies, at value (cost: $60,238) (including securities loaned of $3,319)	$60,596
Repurchase agreement, at value (cost: $1,226)	1,226
Receivables:
Investment securities sold	6,866
Shares sold	18
Securities lending income (net)	8
Dividends	20

	68,734

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	11,384
Shares redeemed	105
Management and advisory fees	41
Distribution and service fees	9
Transfer agent fees	—	(A)
Administration fees	1
Audit and tax fees	7
Printing and shareholder reports fees	4
Other	4
Collateral for securities on loan	3,387

	14,942

Net assets	$53,792

Net assets consist of:
Capital stock ($.01 par value)	$48
Additional paid-in capital	51,942
Undistributed (accumulated) net investment income (loss)	774
Undistributed (accumulated) net realized gain (loss) from investments in investment companies	670
Net unrealized appreciation (depreciation) on investments in investment companies	358

Net assets	$53,792

Net assets by class:
Initial Class	$9,814
Service Class	43,978
Shares outstanding:
Initial Class	866
Service Class	3,901
Net asset value and offering price per share:
Initial Class	$11.33
Service Class	11.27

(A)	Rounds to less than $1.
STATEMENT OF OPERATIONS
For the period ended June 30, 2011
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income from investment companies	$556
Interest income	1
Securities lending income (net)	49

	606

Expenses:
Management and advisory	226
Distribution and service:
Service Class	51
Printing and shareholder reports	2
Custody	8
Administration	5
Legal	1
Audit and tax	6
Trustees	1
Transfer agent	—	(A)
Other	1

Total expenses	301

Recaptured expenses	1

Net expenses	302

Net investment income	304

Net realized gain (loss) from:
Investments in investment companies	939
Net decrease in unrealized appreciation (depreciation) on:
Investments in investment companies	(378)

Net realized and unrealized gain on investments in investment companies	561

Net increase In net assets resulting from operations	$865

(A)	Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Hanlon Growth and Income VP
Statements of Changes in Net Assets
For the period and year ended:
(all amounts in thousands)

	June 30, 2011	December 31,
	(unaudited)	2010
From operations:
Net investment income	$304	$486
Net realized gain (loss) from investments in investment companies	939	(275)
Change in net unrealized appreciation (depreciation) on investments in investment companies	(378)	403

Net increase in net assets resulting from operations	865	614

Distributions to shareholders:
From net investment income:
Initial Class	—	(53)
Service Class	—	(143)

	—	(196)

From net realized gains:
Initial Class	—	(30)
Service Class	—	(83)

	—	(113)

Total distributions to shareholders	—	(309)

Capital share transactions:
Proceeds from shares sold:
Initial Class	1,012	4,879
Service Class	13,350	39,105

	14,362	43,984

Dividends and distributions reinvested:
Initial Class	—	83
Service Class	—	226

	—	309

Cost of shares redeemed:
Initial Class	(1,135)	(1,785)
Service Class	(4,683)	(7,427)

	(5,818)	(9,212)

Net increase in net assets resulting from capital shares transactions	8,544	35,081

Net increase in net assets	9,409	35,386

Net assets:
Beginning of period/year	44,383	8,997

End of period/year	$53,792	$44,383

Undistributed net investment income	$774	$470

Share activity:
Shares issued:
Initial Class	89	445
Service Class	1,182	3,602

	1,271	4,047

Shares issued-reinvested from distributions:
Initial Class	—	8
Service Class	—	22

	—	30

Shares redeemed:
Initial Class	(100)	(163)
Service Class	(412)	(693)

	(512)	(856)

Net increase (decrease) in shares outstanding:
Initial Class	(11)	290
Service Class	770	2,931

	759	3,221

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Hanlon Growth and Income VP
FINANCIAL HIGHLIGHTS

	Period ended		Initial Class
	June 30, 2011		December 31,	May 1 to Dec
For a share outstanding throughout each period	(unaudited)		2010	31, 2009(A)
Net asset value
Beginning of period/year	$11.11		$11.43	$10.00
Investment operations
Net investment income(B),(C)	0.08		0.21	0.48
Net realized and unrealized gain (loss)	0.14		(0.43)	0.95

Total operations	0.22		(0.22)	1.43

Distributions
From net investment income	—		(0.06)	—
From net realized gains	—		(0.04)	—

Total distributions	—		(0.10)	—

Net asset value
End of period/year	$11.33		$11.11	$11.43

Total return(D)	1 .98	%(E)	(1.85)%	14 .30	%(E)

Net assets end of period/year (000’s)	$9,814		$9,743	$6,712
Ratio and supplemental data
Expenses to average net assets(F)
After recapture/reimbursement	1 .00	%(G)	1.00%	1 .00	%(G)
Before recapture/reimbursement	0 .99	%(G)	1.06%	1 .88	%(G)
Net investment income, to average net assets(C)	1 .37	%(G)	1.94%	6 .73	%(G)
Portfolio turnover rate(H)	417	% (E)	1006%	56	% (E)

	Period ended		Service Class
	June 30, 2011		December 31,	May 1 to Dec
For a share outstanding throughout each period	(unaudited)		2010	31, 2009(A)
Net asset value
Beginning of period/year	$11.07		$11.42	$10.00
Investment operations
Net investment income(B),(C)	0.07		0.18	0.58
Net realized and unrealized gain (loss)	0.13		(0.43)	0.84

Total operations	0.20		(0.25)	1.42

Distributions
From net investment income	—		(0.06)	—
From net realized gains	—		(0.04)	—

Total distributions	—		(0.10)	—

Net asset value
End of period/year	$11.27		$11.07	$11.42

Total return(D)	1.81	%(E)	(2.12)%	14 .20	%(E)

Net assets end of period/year (000’s)	$43,978		$34,640	$2,285
Ratio and supplemental data
Expenses to average net assets(F)
After recapture/reimbursement	1 .25	%(G)	1.25%	1 .25	%(G)
Before recapture/reimbursement	1 .24	%(G)	1.31%	2 .13	%(G)
Net investment income, to average net assets(C)	1 .17	%(G)	1.71%	8 .02	%(G)
Portfolio turnover rate(H)	417	% (E)	1006%	56	% (E)

(A)	Commenced operations on May 1, 2009.

(B)	Calculated based on average number of shares outstanding.

(C)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the fund invests.

(D)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(E)	Not annualized.

(F)	Does not include expenses of the investment companies in which the fund invests.

(G)	Annualized.

(H)	Does not include the portfolio activity of the underlying funds.
Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Hanlon Growth and Income VP
NOTES TO FINANCIAL STATEMENTS
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Hanlon Growth and Income VP (the “Fund”) is part of TST.
The Fund currently offers two classes of shares; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund, including investment objectives and strategies.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian and, pursuant to the terms of the repurchase agreements, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund bears the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Fund’s securities exposes the Fund to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Fund seeks to increase its net investment income through the receipt of interest (after rebates and fees).
Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2011 are shown in the Schedule of Investments and Statement of Assets and Liabilities.
Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.
Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.
There were no commissions recaptured during the period ended June 30, 2011.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Interest income is accrued as earned. Dividend income and capital gain distributions from affiliated investment companies, if any, are recorded on the ex-dividend date.
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Hanlon Growth and Income VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Investment company securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange Traded Funds are stated at the last reporting day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy.
Securities lending collateral: Securities lending collateral is a money market fund which is valued at the net assets of the underlying portfolios and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by Transamerica Asset Management Inc.’s (“TAM”) Valuation Committee under the supervision of the Fund’s Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When the Fund must use fair valuation methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.
The hierarchy classification of inputs used to value the Fund’s investments at June 30, 2011 are disclosed in the Valuation Summary of the Fund’s Schedule of Investments. Transfers between Levels are considered to have occurred at the end of the reporting period.
There were no transfers into or out of any Levels as described above during the period ended June 30, 2011.
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.
TAM, the Fund’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Hanlon Growth and Income VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TFS, and TCI. None of the non-independent trustees receive compensation for services as trustees of the Fund or the entities that invest in the Fund.
Investment advisory fee: The Fund pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $500 million	0.90%
Over $500 million up to $1 billion	0.875%
Over $1 billion	0.85%
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees and certain extraordinary expenses, exceed the following stated annual limit:
1.00% Expense Limit
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived fees.
During the period ended June 30, 2011, the amount recaptured by the adviser was $1. The following amounts were available for recapture at June 30, 2011:

	Reimbursement of	Available for Recapture
	Expenses	Through
Fiscal Year 2009:	$24	12/31/2012
Fiscal Year 2010:	15	12/31/2013
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2012. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Hanlon Growth and Income VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2011 were as follows:

Purchases of securities:
Long-term	$208,103
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	196,382
U.S. Government	—
NOTE 5. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax provisions taken for all open tax years (2009 — 2010), or expected to be taken in the Fund’s 2011 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, capital loss carryforwards, and post-October loss deferrals.
NOTE 6. SUBSEQUENT EVENT
Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Hanlon Growth and Income VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 8-9, 2011, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Hanlon Growth and Income VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and Hanlon Investment Management, Inc. (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2012. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of a composite of comparable accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the investment approach for the Portfolio. The Trustees considered the services provided by TAM for the portion of the management fee it retains after payment of the Sub-Adviser’s fee, including oversight of the performance of administrative, recordkeeping, shareholder relations, regulatory reporting and other functions of the Portfolio as well as “manager of managers” services TAM provides in the form of selection and oversight of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
It was noted that in order for the Portfolio to be entitled to invest in excess of certain amounts in the Vanguard exchange-traded funds (“ETFs”) in which it invests, the Board was required to consider whether the fees charged by TAM and the Sub-Adviser were duplicative of those charged by the manager of the Vanguard ETFs. It was noted that TAM renders “manager of managers” services to the Portfolio by, among other things, closely monitoring the Sub-Adviser’s performance and by adding additional sub-advisers or altering the composition of sub-advisers as necessary to adapt to market conditions or the Portfolio’s performance. It also was noted that the Sub-Adviser has developed an asset allocation model which it utilizes to select a basket of investments for the Portfolio in an attempt to match or exceed the return of an unmanaged benchmark. On these bases, the Board determined that the fees charged by TAM and the Sub-Adviser are based on services that are in addition to, rather than duplicative of, the services provided by the adviser to the underlying Vanguard ETFs in which the Portfolio invests.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for the one-year period ended December 31, 2010, noting that the Portfolio’s inception date was May 1, 2009. The Board noted that the performance of the Initial Class of the Portfolio was below the median for its peer universe for the past 1-year period. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Portfolio. The Trustees also noted recent changes in the Portfolio’s portfolio management team. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information about TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio, including the amount of the management fee retained by TAM following payment of the sub-advisory fee. The Trustees noted that the Portfolio’s contractual management fee was above the median for its peer universe and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the median for its peer group and peer universe. The Trustees noted the profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Hanlon Grouth and Income VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)
(unaudited)
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice. The Trustees also noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.
Other considerations. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Hanlon Income VP
(formerly, Transamerica Hanlon Managed Income VP)
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at January 1, 2011 and held for the entire period until June 30, 2011.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(B)
	Beginning	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized
Fund Name	Account Value	Value	During Period (A)	Value	During Period (A)	Expense Ratio (C)
Transamerica Hanlon Income VP
Initial Class	$1,000.00	$1,010.80	$4.74	$1,020.08	$4.76	0.95%
Service Class	1,000.00	1,010.00	5.98	1.018.84	6.01	1.20

(A)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(B)	5% return per year before expenses.

(C)	Expense ratios do not include expenses of the investment companies in which the fund invests.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2011
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

% of Net
Asset Type	Assets
|
Investment Companies	99.4%
Securities Lending Collateral	8.7
Repurchase Agreement	1.0
Other Assets and Liabilities — Net	(9.1)

Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Hanlon Income VP
(formerly, Transamerica Hanlon Managed Income VP)
SCHEDULE OF INVESTMENTS
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

IVESTMENT COMPANIES - 99.4%
Capital Markets - 99.4%
CurrencyShares Australian Dollar Trust	45,862	$4,936
CurrencyShares Swiss Franc Trust	171,180	20,152
iShares Barclays 3-7 Year Treasury Bond Fund	170,887	20,011
iShares Barclays 7-10 Year Treasury Bond Fund ^	207,693	19,909
iShares Barclays Intermediate Credit Bond Fund	97,895	10,436
iShares Barclays MBS Bond Fund	93,200	9,945
iShares Barclays TIPS Bond Fund ^	184,055	20,365
iShares S&P National Municipal Bond Fund	192,670	19,943
PIMCO 1-5 Year U.S. TIPS Index Fund	219,542	11,704
PIMCO Enhanced Short Maturity Strategy Fund	99,328	10,041
PowerShares Emerging Markets Sovereign Debt Portfolio	368,404	9,980
PowerShares Insured National Municipal Bond Portfolio	849,745	19,706
SPDR DB International Government Inflation-Protected Bond ETF ^	321,728	19,921
SPDR Nuveen Barclays Capital Municipal Bond ETF	878,518	19,890
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF	823,074	19,951
SSC Government Money Market Fund	2,423,287	2,423
SSgA Money Market Fund	2,423,287	2,423
SSgA Prime Money Market Fund	2,423,287	2,423
State Street Institutional Liquid Reserves Fund	2,423,287	2,423
Vanguard Short-Term Corporate Bond ETF	31,824	2,493

Total Investment Companies (cost $247,650)		249,075

	Shares	Value

SECURITIES LENDING COLLATERAL - 8.7%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.22%▲	21,893,013	$21,893
Total Securities Lending Collateral (cost $21,893)

	Principal	Value

REPURCHASE AGREEMENT - 1.0%
State Street Bank & Trust Co. 0.01%▲, dated 06/30/2011, to be repurchased at $2,423 on 07/01/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, with a value of $2,474.
Total Repurchase Agreement (cost $2,423)	$2,423	2,423

Total Investment Securities (cost $271,966) #		273,391
Other Assets and Liabilities — Net		(22,805)

Net Assets		$250,586

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $21,431.

▲	Rate shown reflects the yield at 06/30/2011.

#	Aggregate cost for federal income tax purposes is $271,966. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $2,241 and $816, respectively. Net unrealized appreciation for tax purposes is $1,425.
DEFINITION:
ETF Exchange-Traded Fund
VALUATION SUMMARY:э

		Level 2
		-Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
	Prices	Inputs	Inputs	06/30/2011

Investment Companies	$249,075	$—	$—	$249,075
Securities Lending Collateral	21,893	—	—	21,893
Repurchase Agreement	—	2,423	—	2,423
Total	$270,968	$2,423	$—	$273,391

Э	See the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report. Transamerica Series Trust	Semi-Annual Report 2011

2

Transamerica Hanlon Income VP
(formerly, Transamerica Hanlon Managed Income VP)
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2011
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investments in investment companies, at value (cost: $269,543)	$270,968
(including securities loaned of $21,431)
Repurchase agreement, at value (cost: $2,423)	2,423
Cash	20
Receivables:
Shares sold	64
Interest	1
Securities lending income (net)	41
Dividends	79
Prepaid expenses	2

	273,598

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	801
Shares redeemed	51
Management and advisory fees	185
Distribution and service fees	45
Transfer agent fees	—	(A)
Administration fees	4
Trustees fees	1
Audit and tax fees	7
Printing and shareholder reports fees	13
Other	12
Collateral for securities on loan	21,893

	23,012

Net assets	$250,586

Net assets consist of:
Capital stock ($.01 par value)	$225
Additional paid-in capital	248,099
Undistributed (accumulated) net investment income (loss)	5,169
Undistributed (accumulated) net realized gain (loss) from investments in investment companies	(4,332)
Net unrealized appreciation (depreciation) on investments in investment companies	1,425

Net assets	$250,586

Net assets by class:
Initial Class	$27,908
Service Class	222,678
Shares outstanding:
Initial Class	2,491
Service Class	19,972
Net asset value and offering price per share:
Initial Class	$11.20
Service Class	11.15

(A)	Rounds to less than $1.
STATEMENT OF OPERATIONS
For the period ended June 30, 2011
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income from investment companies	$3,218
Interest income	33
Securities lending income (net)	292

3,543

Expenses:
Management and advisory	1,170
Distribution and service:
Service Class	290
Printing and shareholder reports	9
Custody	11
Administration	26
Legal	7
Audit and tax	6
Trustees	4
Transfer agent	1
Other	4

Total expenses	1,528

Net investment income	2,015

Net realized gain (loss) from:
Investments in investment companies	(385)

Net increase in unrealized appreciation (depreciation) on:
Investments in investment companies	1,023

Net realized and unrealized gain on investments in
investment companies	638

Net increase In net assets resulting from
operations	$2,653

The notes to the financial statements are an integral part of this report.	Semi-Annual Report 2011
Transamerica Series Trust

Transamerica Hanlon Income VP
(formerly, Transamerica Hanlon Managed Income VP)
STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(all amounts in thousands)

	June 30, 2011
	(unaudited)	December 31, 2010
From operations:
Net investment income	$2,015	$3,613
Net realized loss from investments in investment companies	(385)	(4,390)
Change in net unrealized appreciation (depreciation) on investments in investment companies	1,023	327

Net increase (decrease) in net assets resulting from operations	2,653	(450)

Distributions to shareholders:
From net investment income:
Initial Class	—	(49)
Service Class	—	(322)

	—	(371)

From net realized gains:
Initial Class	—	(83)
Service Class		(543)

	—	(626)

Total distributions to shareholders	—	(997)

Capital share transactions:
Proceeds from shares sold:
Initial Class	3,689	16,623
Service Class	29,050	255,782

	32,739	272,405

Dividends and distributions reinvested:
Initial Class	—	132
Service Class	—	865

	—	997

Cost of shares redeemed:
Initial Class	(5,154)	(5,433)
Service Class	(63,489)	(19,974)

	(68,643)	(25,407)

Net increase (decrease) in net assets resulting from capital shares transactions	(35,904)	247,995

Net increase (decrease) in net assets	(33,251)	246,548

Net assets:
Beginning of period/year	283,837	37,289

End of period/year	$250,586	$283,837

Undistributed net investment income	$5,169	$3,154

Share activity:
Shares issued:
Initial Class	330	1,496
Service Class	2,612	23,042

	2,942	24,538

Shares issued-reinvested from distributions:
Initial Class	—	12
Service Class	—	78

	—	90

Shares redeemed:
Initial Class	(462)	(489)
Service Class	(5,717)	(1,802)

	(6,179)	(2,291)

Net increase (decrease) in shares outstanding:
Initial Class	(132)	1,019
Service Class	(3,105)	21,318

	(3,237)	22,337

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Hanlon Income VP
(formerly, Transamerica Hanlon Managed Income VP)
FINANCIAL HIGHLIGHTS

	Period ended		Initial Class
	June 30, 2011		December 31,	May 1 to Dec
	(unaudited)		2010	31, 2009(A)
For a share outstanding throughout each period
Net asset value
Beginning of period/year	$11.08		$11.09	$10.00
Investment operations
Net investment income(B),(C)	0.10		0.24	0.35
Net realized and unrealized gain (loss)	0.02		(0.20)	0.74

Total operations	0.12		0.04	1.09

Distributions
From net investment income	—		(0.02)	—
From net realized gains	—		(0.03)	—

Total distributions	—		(0.05)	—

Net asset value
End of period/year	$11.20		$11.08	$11.09

Total return(D)	1 .08	%(E)	0 .39%	10 .90	%(E)

Net assets end of period/year (000’s)	$27,908		$29,069	$17,794
Ratio and supplemental data
Expenses to average net assets(F)
After recapture/reimbursement	0 .95	%(G)	0 .98%	1 .00	%(G)
Before recapture/reimbursement	0 .95	%(G)	0 .97%	1 .32	%(G)
Net investment income, to average net assets©	1 .79	%(G)	2 .15%	4 .90	%(G)
Portfolio turnover rate(H)	93	% (E)	525%	99	% (E)

	Period ended		Service Class
	June 30, 2011		December 31,	May 1 to Dec
	(unaudited)		2010	31, 2009(A)
For a share outstanding throughout each period
Net asset value
Beginning of period/year	$11.04		$11.08	$10.00
Investment operations
Net investment income(B),(C)	0.08		0.24	0.39
Net realized and unrealized gain (loss)	0.03		(0.23)	0.69

Total operations	0.11		0.01	1.08

Distributions
From net investment income	—		(0.02)	—
From net realized gains	—		(0.03)	—

Total distributions	—		(0.05)	—

Net asset value
End of period/year	$11.15		$11.04	$11.08

Total return(D)	1 .00	%(E)	0 .12%	10 .80	%(E)

Net assets end of period/year (000’s)	$222,678		$254,768	$19,495
Ratio and supplemental data
Expenses to average net assets(F)
After recapture/reimbursement	1 .20	%(G)	1 .23%	1 .25	%(G)
Before recapture/reimbursement	1 .20	%(G)	1 .22%	1 .57	%(G)
Net investment income, to average net assets(C)	1 .52	%(G)	2 .20%	5 .29	%(G)
Portfolio turnover rate(H)	93	% (E)	525%	99	% (E)

(A)	Commenced operations on May 1, 2009.

(B)	Calculated based on average number of shares outstanding.

(C)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the fund invests.

(D)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(E)	Not annualized.

(F)	Does not include expenses of the investment companies in which the fund invests.

(G)	Annualized.

(H)	Does not include the portfolio activity of the underlying funds.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Hanlon Income VP
(formerly, Transamerica Hanlon Managed Income VP)
NOTES TO FINANCIAL STATEMENTS
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Hanlon Managed Income VP (the “Fund”) is part of TST. Effective June 15, 2011, Transamerica Hanlon Managed Income VP changed its name to Transamerica Hanlon Income VP
The Fund currently offers two classes of shares; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund, including investment objectives and strategies.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian and, pursuant to the terms of the repurchase agreements, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund bears the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Cash overdraft: Throughout the period, the Fund may have cash overdraft balances. A fee is incurred on these overdrafts by a rate based on the federal funds rate.
Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Fund’s securities exposes the Fund to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Fund seeks to increase its net investment income through the receipt of interest (after rebates and fees).
Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2011 are shown in the Schedule of Investments and Statement of Assets and Liabilities.
Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.
Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.
There were no commissions recaptured during the period ended June 30, 2011.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Interest income is accrued as earned. Dividend income and capital gain distributions from affiliated investment companies, if any, are recorded on the ex-dividend date.
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Hanlon Income VP
(formerly, Transamerica Hanlon Managed Income VP)
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Investment company securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy.
Securities lending collateral: Securities lending collateral is a money market fund which is valued at the net assets of the underlying portfolios and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by Transamerica Asset Management Inc.’s (“TAM”) Valuation Committee under the supervision of the Fund’s Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When the Fund must use fair valuation methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.
The hierarchy classification of inputs used to value the Fund’s investments at June 30, 2011 are disclosed in the Valuation Summary of the Fund’s Schedule of Investments. Transfers between Levels are considered to have occurred at the end of the reporting period.
There were no transfers into or out of any Levels as described above during the period ended June 30, 2011.
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Hanlon Income VP
(formerly, Transamerica Hanlon Managed Income VP)
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
TAM, the Fund’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.
Certain officers of the Fund are also officers of TAM, TFS, and TCI. None of the non-independent trustees receive compensation for services as trustees of the Fund or the entities that invest in the Fund.
Investment advisory fee: The Fund pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $500 million	0.90%
Over $500 million up to $1 billion	0.875%
Over $1 billion	0.85%
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees and certain extraordinary expenses, exceed the following stated annual limit:
1.00% Expense Limit
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived fees.
During the period ended June 30, 2011, there were no amounts reimbursed/waived or recaptured by the adviser. There were no amounts for recapture by the adviser as of June 30, 2011.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2012. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Hanlon Income VP
(formerly, Transamerica Hanlon Managed Income VP)
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2011 were as follows:

Purchases of securities:
Long-term	$275,092
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	162,381
U.S Government	—
NOTE 5. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax provisions taken for all open tax years (2009 — 2010), or expected to be taken in the Fund’s 2011 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, capital loss carryforwards, and post-October loss deferrals.
NOTE 6. SUBSEQUENT EVENT
Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Hanlon Income VP
(formerly, Transamerica Hanlon Managed Income VP)
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 8-9, 2011, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Hanlon Income VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and Hanlon Investment Management, Inc. (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2012. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of a composite of comparable accounts managed by the Sub-Adviser.
The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the investment approach for the Portfolio. The Trustees considered the services provided by TAM for the portion of the management fee it retains after payment of the Sub-Adviser’s fee, including oversight of the performance of administrative, recordkeeping, shareholder relations, regulatory reporting and other functions of the Portfolio as well as “manager of managers” services TAM provides in the form of selection and oversight of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
It was noted that in order for the Portfolio to be entitled to invest in excess of certain amounts in the Vanguard exchange-traded funds (“ETFs”) in which it invests, the Board was required to consider whether the fees charged by TAM and the Sub-Adviser were duplicative of those charged by the manager of the Vanguard ETFs. It was noted that TAM renders “manager of managers” services to the Portfolio by, among other things, closely monitoring the Sub-Adviser’s performance and by adding additional sub-advisers or altering the composition of sub-advisers as necessary to adapt to market conditions or the Portfolio’s performance. It also was noted that the Sub-Adviser has developed an asset allocation model which it utilizes to select a basket of investments for the Portfolio in an attempt to match or exceed the return of an unmanaged benchmark. On these bases, the Board determined that the fees charged by TAM and the Sub-Adviser are based on services that are in addition to, rather than duplicative of, the services provided by the adviser to the underlying Vanguard ETFs in which the Portfolio invests.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for the one-year period ended December 31, 2010, noting that the Portfolio’s inception date was May 1, 2009. The Board noted that the performance of the Initial Class of the Portfolio was below the median for its peer universe for the past 1-year period. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Portfolio. The Trustees also noted recent changes in the Portfolio’s portfolio management team. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information about TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio, including the amount of the management fee retained by TAM following payment of the sub-advisory fee. The Trustees noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the medians for its peer group and peer universe. The Trustees noted the profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Hanlon Income VP
(formerly, Transamerica Hanlon Managed Income VP)
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)
(unaudited)
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice. The Trustees also noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.
Other considerations. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Index 35 VP
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at January 1, 2011 and held for the entire period until June 30, 2011.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (B)
	Beginning	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized
Fund Name	Account Value	Value	During Period (A)	Value	During Period(A)	Expense Ratio (C)
Transamerica Index 35 VP
Initial Class	$1,000.00	$1,034.60	$1.87	$1,022.96	$1.86	0.37%
Service Class	1,000.00	1,033.80	3.13	1,021.72	3.11	0.62

(A)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(B)	5% return per year before expenses.

(C)	Expense ratios do not include expenses of the investment companies in which the fund invests.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2011
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

	% of Net
Asset Type	Assets
Capital Markets	89.5%
Emerging Market — Equity	3.5
Growth — Large Cap	2.2
Region Fund — European	2.0
Region Fund — Asian Pacific	1.7
Repurchase Agreement	1.5%
Securities Lending Collateral	1.1
Value — Large Cap	0.0	(A)
Growth — Small Cap	0.0	(A)
Other Assets and Liabilities — Net	(1.5)

Total	100.0%

(A)	Amount rounds to less than 0.1%.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Index 35 VP
SCHEDULE OF INVESTMENTS
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
INVESTMENT COMPANIES — 98.9%
Capital Markets — 89.5%
Vanguard Extended Market ETF	64,887	$3,793
Vanguard Index Stock Market ETF	205,140	14,032
Vanguard Intermediate-Term Bond ETF	354,918	29,795
Vanguard Long-Term Bond ETF	91,551	7,320
Vanguard MSCI EAFE ETF	85,003	3,237
Vanguard S&P 500 ETF	230,405	13,903
Vanguard Short-Term Bond ETF	439,736	35,632
Vanguard Total Bond Market ETF	286,122	23,222
Emerging Market — Equity — 3.5%
Vanguard MSCI Emerging Markets ETF	103,607	5,037
Growth — Large Cap — 2.2%
Vanguard Growth ETF	1	w
Vanguard Large-Capital ETF	53,262	3,227
Growth — Small Cap — 0.0%
Vanguard Small-Capital ETF	2	w
Region Fund — Asian Pacific — 1.7%
Vanguard MSCI Pacific ETF	45,063	2,548
Region Fund — European — 2.0%
Vanguard MSCI European ETF ˆ	55,890	2,992
Value — Large Cap — 0.0%
Vanguard Value ETF	7	w

Total Investment Companies (cost $142,456)		144,738

	Shares	Value
SECURITIES LENDING COLLATERAL - 1.1%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.22% ▲	1,634,835	$1,635
Total Securities Lending Collateral (cost $1,635)

	Principal	Value
REPURCHASE AGREEMENT — 1.5%
State Street Bank & Trust Co.
0.01% ▲, dated 06/30/2011, to be repurchased at $2,260 on 07/01/2011. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/25/2038, with a value of $2,306.	$2,260	2,260
Total Repurchase Agreement (cost $2,260)

Total Investment Securities (cost $146,351) #		148,633
Other Assets and Liabilities — Net		(2,242)

Net Assets		$146,391

NOTES TO SCHEDULE OF INVESTMENTS:
w	Value rounds to less than $1.
∞	Percentage rounds to less than 0.1%.
ˆ	All or a portion of this security is on loan. The value of all securities on loan is $1,598.
▲	Rate shown reflects the yield at 06/30/2011.
#	Aggregate cost for federal income tax purposes is $146,351. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $2,330 and $48, respectively. Net unrealized appreciation for tax purposes is $2,282.
DEFINITION:
ETF            Exchange-Traded Fund
VALUATION SUMMARY: э

		Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	06/30/2011
Investment Companies	$144,738	$—	$—	$144,738
Repurchase Agreement	—	2,260	—	2,260
Securities Lending Collateral	1,635	—	—	1,635
Total	$146,373	$2,260	$—	$148,633

э	See the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report. Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Index 35 VP
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2011
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investments in investment companies, at value (cost: $144,091)	$146,373
(including securities loaned of $1,598)
Repurchase agreement, at value (cost: $2,260)	2,260
Receivables:
Investment securities sold	2,044
Shares sold	1,391
Securities lending income (net)	2
Prepaid expenses	1

	152,071

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	3,953
Shares redeemed	8
Management and advisory fees	35
Distribution and service fees	28
Transfer agent fees	—	(A)
Administration fees	2
Audit and tax fees	7
Printing and shareholder reports fees	7
Other	5
Collateral for securities on loan	1,635

	5,680

Net assets	$146,391

Net assets consist of:
Capital stock ($.01 par value)	$129
Additional paid-in capital	139,081
Undistributed (accumulated) net investment income (loss)	2,002
Undistributed (accumulated) net realized gain (loss) from investments in investment companies	2,897
Net unrealized appreciation (depreciation) on investments in investment companies	2,282

Net assets	$146,391

Net assets by class:
Initial Class	$284
Service Class	146,107
Shares outstanding:
Initial Class	25
Service Class	12,919
Net asset value and offering price per share:
Initial Class	$11.35
Service Class	11.31

(A)	Rounds to less than $1.
STATEMENT OF OPERATIONS
For the period ended June 30, 2011
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income from investment companies	$1,267
Interest income	—	(A)
Securities lending income (net)	8

	1,275

Expenses:
Management and advisory	170
Distribution and service:
Service Class	137
Printing and shareholder reports	—	(A)
Custody	14
Administration	11
Legal	2
Audit and tax	6
Trustees	1
Transfer agent	—	(A)
Other	2

Total expenses	343

Less waiver/reimbursement	(3)

Net expenses	340

Net investment income	935

Net realized gain (loss) from:
Investments in investment companies	2,432
Net increase in unrealized appreciation (depreciation) on:
Investments in investment companies	164

Net realized and unrealized gain on investments in investment companies	2,596

Net increase In net assets resulting from operations	$3,531

(A)	Rounds to less than $1.

The notes to the financial statements are an integral part of this report. Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Index 35 VP
STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(all amounts in thousands)

	June 30, 2011	December 31,
	(unaudited)	2010
From operations:
Net investment income	$935	$1,067
Net realized gain from investments in investment companies	2,432	465
Change in net unrealized appreciation (depreciation) on investments in investment companies	164	2,132

Net increase in net assets resulting from operations	3,531	3,664

Distributions to shareholders:
From net investment income:		—	(A)
Initial Class	—
Service Class	—	(10)

	—	(10)

Capital share transactions:
Proceeds from shares sold:
Service Class	65,830	82,232
Dividends and distributions reinvested:		—	(A)
Initial Class	—
Service Class	—	10

	—	10

Cost of shares redeemed:
Service Class	(7,918)	(2,953)
Net increase in net assets resulting from capital shares transactions	57,912	79,289

Net increase in net assets	61,443	82,943

Net assets:
Beginning of period/year	84,948	2,005

End of period/year	$146,391	$84,948

Undistributed net investment income	$2,002	$1,067

Share activity:
Shares issued:
Service Class	5,892	7,843
Shares issued-reinvested from distributions:		—	(B)
Initial Class	—
Service Class	—	1

	—	1

Shares redeemed:
Service Class	(713)	(279)
Net increase (decrease) in shares outstanding:		—	(B)
Initial Class	—
Service Class	5,179	7,565

	5,179	7,565

(A)	Rounds to less than $1 or $(1).

(B)	Rounds to less than 1 share.

The notes to the financial statements are an integral part of this report. Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Index 35 VP
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Initial Class
	Period ended
	June 30, 2011		December 31,		Nov 19 to Dec
	(unaudited)		2010		31, 2009(A)
Net asset value
Beginning of period/year	$10.97		$10.00		$10.00
Investment operations
Net investment income(B),(C)	0.11		0.27		0.07
Net realized and unrealized gain (loss)	0.27		0.70		(0.07)

Total operations	0.38		0.97		10.00

Distributions
From net investment income	—		—	(D)	—
Net asset value
End of period/year	$11.35		$10.97		$10.00

Total return(E)	3 .46	%(F)	9.72%		—	%(F)
Net assets end of period/year (000’s)	$284		$275		$250
Ratio and supplemental data
Expenses to average net assets(G)
After reimbursement/fee waiver	0 .37	%(H)	0.37%		0 .37	%(H)
Before reimbursement/fee waiver	0 .38	%(H)	0.45%		27 .72	%(H)
Net investment income, to average net assets(C)	1 .91	%(H)	2.60%		5 .92	%(H)
Portfolio turnover rate(I)	23	% (F)	13%		1	%(F)
For a share outstanding throughout each period

	Service Class
	Period ended
	June 30, 2011		December 31,		Nov 19 to Dec
	(unaudited)		2010		31, 2009(A)
Net asset value
Beginning of period/year	$10.94		$10.00		$10.00
Investment operations
Net investment income(B),(C)	0.09		0.33		0.10
Net realized and unrealized gain (loss)	0.28		0.61		(0.10)

Total operations	0.37		0.94		10.00

Distributions
From net investment income	—		—	(D)	—
Net asset value
End of period/year	$11.31		$10.94		$10.00

Total return(E)	3.38	%(F)	9.42%		—	%(F)
Net assets end of period/year (000’s)	$146,107		$84,673		$1,755
Ratio and supplemental data
Expenses to average net assets(G)
After reimbursement/fee waiver	0 .62	%(H)	0.62%		0 .62	%(H)
Before reimbursement/fee waiver	0 .63	%(H)	0.70%		27 .97	%(H)
Net investment income, to average net assets(C)	1 .70	%(H)	3.14%		8 .60	%(H)
Portfolio turnover rate(I)	23	% (F)	13%		1	%(F)

(A)	Commenced operations on November 19, 2009.

(B)	Calculated based on average number of shares outstanding.

(C)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the fund invests.

(D)	Rounds to less than $(0.01) per share.

(E)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(F)	Not annualized.

(G)	Does not include expenses of the investment companies in which the fund invests.

(H)	Annualized.

(I)	Does not include the portfolio activity of the underlying funds
Note: Prior to January 1 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report. Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Index 35 VP
NOTES TO FINANCIAL STATEMENTS
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Index 35 VP (the “Fund”) is part of TST.
The Fund currently offers two share classes; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund, including investment objectives and strategies.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian and, pursuant to the terms of the repurchase agreements, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund bears the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Fund’s securities exposes the Fund to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Fund seeks to increase its net investment income through the receipt of interest (after rebates and fees).
Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2011 are shown in the Schedule of Investments and Statement of Assets and Liabilities.
Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Interest income is accrued as earned. Dividend income and capital gain distributions from investment companies, if any, are recorded on the ex-dividend date.
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Index 35 VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 2. (continued)
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Investment company securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange Traded Funds are stated at the last reporting day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy.
Securities lending collateral: Securities lending collateral is a money market fund which is valued at the net assets of the underlying portfolios and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by Transamerica Asset Management Inc.’s (“TAM”) Valuation Committee under the supervision of the Fund’s Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When the Fund must use fair valuation methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.
The hierarchy classification of inputs used to value the Fund’s investments at June 30, 2011 are disclosed in the Valuation Summary of the Fund’s Schedule of Investments. Transfers between Levels are considered to have occurred at the end of the reporting period.
There were no transfers into or out of any Levels as described above during the period ended June 30, 2011.
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.
TAM, the Fund’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
AEGON USA Investment Management, LLC (“AUIM”) is both an affiliate of the Fund and sub-adviser of the Fund.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, AUIM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TFS, and TCI. None of the non-independent trustees receive compensation for services as trustees of the Fund or the entities that invest in the Fund.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Index 35 VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
At the commencement of operations, TAM invested in the Fund. As of June 30, 2011, TAM had remaining investments in the Fund as follows:

		% of Fund’s
	Value	Net Assets
Initial Class	$284	0.19%
Investment advisory fees: The Fund pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $50 million	0.32%
Over $50 million up to $250 million	0.30%
Over $250 million	0.28%
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees and certain extraordinary expenses, exceed the following stated annual limit:
0.37% Expense Limit
If total Fund expenses, excluding 12b-1 fees and certain ordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived fees.
During the period ended June 30, 2011, the amount reimbursed/waived by the adviser was $3. The following amounts were available for recapture by the adviser as of June 30, 2011:

	Reimbursement of	Available for Recapture
	Expenses	Through
Fiscal Year 2009:	$34	12/31/2012
Fiscal Year 2010:	26	12/31/2013
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2012. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan“), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Index 35 VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2011 were as follows:

Purchases of securities:
Long-term	$83,925
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	25,899
U.S. Government	—
NOTE 5. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax positions taken for the open tax year (2009 — 2010), or expected to be taken in the Fund’s 2011 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, capital loss carryforwards, and post-October loss deferrals.
NOTE 6. SUBSEQUENT EVENT
Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Index 35 VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL
(unaudited)
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 8-9, 2011, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Index 35 VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and AEGON USA Investment Management, LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2012. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the investment approach for the Portfolio. The Trustees considered the services provided by TAM for the portion of the management fee it retains after payment of the Sub-Adviser’s fee, including oversight of the performance of administrative, recordkeeping, shareholder relations, regulatory reporting and other functions of the Portfolio as well as “manager of managers” services TAM provides in the form of selection and oversight of the Sub-Adviser. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
It was noted that in order for the Portfolio to be entitled to invest in excess of certain amounts in the Vanguard exchange-traded funds (“ETFs”) in which it invests, the Board was required to consider whether the fees charged by TAM and the Sub-Adviser were duplicative of those charged by the manager of the Vanguard ETFs. It was noted that TAM renders “manager of managers” services to the Portfolio by, among other things, closely monitoring the Sub-Adviser’s performance and by adding additional sub-advisers or altering the composition of sub-advisers as necessary to adapt to market conditions or the Portfolio’s performance. It also was noted that the Sub-Adviser has developed an asset allocation model which it utilizes to select a basket of investments for the Portfolio in an attempt to match or exceed the return of an unmanaged benchmark. On these bases, the Board determined that the fees charged by TAM and the Sub-Adviser are based on services that are in addition to, rather than duplicative of, the services provided by the adviser to the underlying Vanguard ETFs in which the Portfolio invests.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for the one-year period ended December 31, 2010, noting that the Portfolio’s inception date was November 19, 2009. The Board noted that the performance of the Initial Class of the Portfolio was in line with the median for its peer universe for the past 1- year period. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information about TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio, including the amount of the management fee retained by TAM following payment of the sub-advisory fee. The Trustees noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were below the medians for its peer universe. The Trustees noted the profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Index 35 VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL (continued)
(unaudited)
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice. The Trustees also noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio.
Other considerations. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Index 50 VP
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at January 1, 2011 and held for the entire period until June 30, 2011.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (B)
	Beginning	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized
Fund Name	Account Value	Value	During Period (A)	Value	During Period (A)	Expense Ratio (C)

Transamerica Index 50 VP
Initial Class	$1,000.00	$1,039.20	$1.72	$1,023.11	$1.71	0.34%
Service Class	1,000.00	1,038.50	2.98	1,021.87	2.96	0.59

(A)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(B)	5% return per year before expenses.

(C)	Expense ratios do not include expenses of the investment companies in which the fund invests.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2011
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

	% of Net
Asset Type	Assets

Capital Markets	86.2%
Emerging Market — Equity	4.7
Securities Lending Collateral	4.4
Region Fund — European	3.2
Growth — Large Cap	3.0
Region Fund — Asian Pacific	2.5
Repurchase Agreement	1.7%
Value — Large Cap	0.0	(A)
Growth — Small Cap	0.0	(A)
Other Assets and Liabilities — Net	(5.7)

Total	100.0%

(A)	Amount rounds to less than 0.1%.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Index 50 VP
Schedule of Investments
At June 30, 2011
(All amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES — 99.6%
Capital Markets — 86.2%
Vanguard Extended Market ETF	335,209	$19,596
Vanguard Index Stock Market ETF ˆ	1,144,578	78,289
Vanguard MSCI EAFE ETF	560,440	21,342
Vanguard S&P 500 ETF	1,268,918	76,567
Vanguard Total Bond Market ETF ˆ	3,512,767	285,096
Emerging Market — Equity — 4.7%
Vanguard MSCI Emerging Markets ETF	542,048	26,354
Growth — Large Cap — 3.0%
Vanguard Growth ETF	4	w
Vanguard Large-Capital ETF	277,696	16,826
Growth — Small Cap — 0.0%∞
Vanguard Small-Capital ETF ˆ	6	w
Region Fund — Asian Pacific — 2.5%
Vanguard MSCI Pacific ETF	249,414	14,102
Region Fund — European — 3.2%
Vanguard MSCI European ETF ˆ	335,117	17,939
Value — Large Cap — 0.0%∞
Vanguard Value ETF	1	w

Total Investment Companies (cost $532,311)		556,111

SECURITIES LENDING COLLATERAL - 4.4%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.22% ▲	24,613,760	$24,614
Total Securities Lending Collateral (cost $24,614)

	Principal	Value

REPURCHASE AGREEMENT — 1.7%
State Street Bank & Trust Co. 0.01% ▲, dated 06/30/2011, to be repurchased at $9,509 on 07/01/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, with a value of $9,700.	$9,509	9,509

Total Repurchase Agreement (cost $9,509)
Total Investment Securities (cost $566,434) #		590,234
Other Assets and Liabilities — Net		(32,031)

Net Assets		$558,203

NOTES TO SCHEDULE OF INVESTMENTS:

ˆ	All or a portion of this security is on loan. The value of all securities on loan is $24,066.

w	Value rounds to less than $1.

∞	Percentage rounds to less than 0.1%.

▲	Rate shown reflects the yield at 06/30/2011.

#	Aggregate cost for federal income tax purposes is $566,434. Aggregate gross/net unrealized appreciation for all securities in which there is an excess of value over tax cost was $23,800.
DEFINITION:

ETF	Exchange-Traded Fund
VALUATION SUMMARY: э

		Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	06/30/2011

Investment Companies	$556,111	$—	$—	$556,111
Repurchase Agreement	—	9,509	—	9,509
Securities Lending Collateral	24,614	—	—	24,614
Total	$580,725	$9,509	$—	$590,234

э	See the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Index 50 VP
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2011
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investments in investment companies, at value (cost: $556,925) (including securities loaned of $24,066)	$580,725
Repurchase agreement, at value (cost: $9,509)	9,509
Receivables:
Investment securities sold	4,114
Shares sold	1,524
Securities lending income (net)	12
Prepaid expenses	3

	595,887

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	12,756
Shares redeemed	34
Management and advisory fees	138
Distribution and service fees	107
Transfer agent fees	—	(A)
Administration fees	9
Trustees fees	1
Audit and tax fees	6
Printing and shareholder reports fees	11
Other	8
Collateral for securities on loan	24,614

	37,684

Net assets	$558,203

Net assets consist of:
Capital stock ($.01 par value)	$517
Additional paid-in capital	500,200
Undistributed (accumulated) net investment income (loss)	9,686
Undistributed (accumulated) net realized gain (loss) from investments in investment companies	24,000
Net unrealized appreciation (depreciation) on investments in investment companies	23,800

Net assets	$558,203

Net assets by class:
Initial Class	$2,326
Service Class	555,877
Shares outstanding:
Initial Class	214
Service Class	51,465
Net asset value and offering price per share:
Initial Class	$10.87
Service Class	10.80

(A)	Rounds to less than $1.
STATEMENT OF OPERATIONS
For the period ended June 30, 2011
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income from investment companies	$4,316
Interest income	—	(A)
Securities lending income (net)	61

	4,377

Expenses:
Management and advisory	629
Distribution and service:
Service Class	532
Printing and shareholder reports	9
Custody	16
Administration	43
Legal	9
Audit and tax	6
Trustees	5
Transfer agent	1
Other	6

Total expenses	1,256

Recaptured expenses	12

Net expenses	1,268

Net investment income	3,109

Net realized gain (loss) from:
Investments in investment companies	17,712
Net decrease in unrealized appreciation (depreciation) on:
Investments in investment companies	(5,463)

Net realized and unrealized gain on investments in investment companies	12,249

Net increase In net assets resulting from operations	$15,358

(A)	Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Index 50 VP
STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(all amounts in thousands)

	June 30, 2011	December 31,
	(unaudited)	2010
From operations:
Net investment income	$3,109	$6,582
Net realized gain from investments in investment companies	17,712	7,512
Change in net unrealized appreciation (depreciation) on investments in investment companies	(5,463)	14,780

Net increase in net assets resulting from operations	15,358	28,874

Distributions to shareholders:
From net investment income:
Initial Class	—	(6)
Service Class	—	(3,010)

	—	(3,016)

From net realized gains:
Initial Class	—	(4)
Service Class	—	(2,756)

	—	(2,760)

Total distributions to shareholders	—	(5,776)

Capital share transactions:
Proceeds from shares sold:
Initial Class	758	1,748
Service Class	201,056	155,680

	201,814	157,428

Dividends and distributions reinvested:
Initial Class	—	10
Service Class	—	5,766

	—	5,776

Cost of shares redeemed:
Initial Class	(107)	(583)
Service Class	(8,535)	(27,867)

	(8,642)	(28,450)

Net increase in net assets resulting from capital shares transactions	193,172	134,754

Net increase in net assets	208,530	157,852

Net assets:
Beginning of period/year	349,673	191,821

End of period/year	$558,203	$349,673

Undistributed net investment income	$9,686	$6,577

Share activity:
Shares issued:
Initial Class	72	170
Service Class	18,800	15,741

	18,872	15,911

Shares issued-reinvested from distributions:
Initial Class	—	1
Service Class	—	607

	—	608

Shares redeemed:
Initial Class	(10)	(58)
Service Class	(800)	(2,834)

	(810)	(2,892)

Net increase (decrease) in shares outstanding:
Initial Class	62	113
Service Class	18,000	13,514

	18,062	13,627

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Index 50 VP
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Period ended		Initial Class
	June 30, 2011		Year Ended December 31,		May 1 to Dec 31,
	(unaudited)		2010	2009	2008(A)
Net asset value
Beginning of period/year	$10.46		$9.63	$8.28	$10.00
Investment operations
Net investment income(B),(C)	0.09		0.34	0.26	0.25
Net realized and unrealized gain (loss)	0.32		0.71	1.12	(1.97)

Total operations	0.41		1.05	1.38	(1.72)

Distributions
From net investment income	—		(0.12)	(0.03)	—
From net realized gains	—		(0.10)	—	—

Total distributions	—		(0.22)	(0.03)	—

Net asset value
End of period/year	$10.87		$10.46	$9.63	$8.28

Total return(D)	3.92	%(E)	11.07%	16.62%	(17.20	)%(E)

Net assets end of period/year (000’s)	$2,326		$1,597	$378	$315
Ratio and supplemental data
Expenses to average net assets(F)
After reimbursement/recaptured expenses	0.34	%(G)	0.37%	0.37%	0.37	%(G)
Before reimbursement/recaptured expenses	0.34	%(G)	0.35%	0.38%	1.23	%(G)
Net investment income, to average net assets(C)	1.70	%(G)	3.33%	2.91%	4.21	%(G)
Portfolio turnover rate(H)	23	% (E)	12%	27%	17	% (E)

For a share outstanding throughout each period

	Period ended		Service Class
	June 30, 2011		Year Ended December 31,		May 1 to Dec 31,
	(unaudited)		2010	2009	2008(A)
Net asset value
Beginning of period/year	$10.40		$9.60	$8.26	$10.00
Investment operations
Net investment income(B),(C)	0.08		0.25	0.28	0.38
Net realized and unrealized gain (loss)	0.32		0.76	1.08	(2.12)

Total operations	0.40		1.01	1.36	(1.74)

Distributions
From net investment income	—		(0.11)	(0.02)	—
From net realized gains	—		(0.10)	—	—

Total distributions	—		(0.21)	(0.02)	—

Net asset value
End of period/year	$10.80		$10.40	$9.60	$8.26

Total return(D)	3.85	%(E)	10.69%	16.53%	(17.40	)%(E)

Net assets end of period/year (000’s)	$555,877		$348,076	$191,443	$22,471
Ratio and supplemental data
Expenses to average net assets(F)
After reimbursement/recaptured expenses	0.59	%(G)	0.62%	0.62%	0.62	%(G)
Before reimbursement/recaptured expenses	0.59	%(G)	0.60%	0.63%	1.48	%(G)
Net investment income, to average net assets(C)	1.45	%(G)	2.55%	3.09%	7.06	%(G)
Portfolio turnover rate(H)	23	%(E)	12%	27%	17	%(E)

(A)	Commenced operations on May 1, 2008.

(B)	Calculated based on average number of shares outstanding.

(C)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the fund invests.

(D)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(E)	Not annualized.

(F)	Does not include expenses of the investment companies in which the fund invests.

(G)	Annualized.

(H)	Does not include the portfolio activity of the underlying funds.
Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Index 50 VP
NOTES TO FINANCIAL STATEMENTS
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Index 50 VP (the “Fund”) is part of TST.
The Fund currently offers two classes of shares; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund, including investment objectives and strategies.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian, and pursuant to the terms of the repurchase agreements, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund bears the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Fund’s securities exposes the Fund to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Fund seeks to increase its net investment income through the receipt of interest (after rebates and fees).
Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2011 are shown in the Schedule of Investments and Statement of Assets and Liabilities.
Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Interest income is accrued as earned. Dividend income and capital gain distributions from investment companies, if any, are recorded on the ex-dividend date.
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Index 50 VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 2. (continued)
Level 3— Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Investment company securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange Traded Funds are stated at the last reporting day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hiearchy.
Securities lending collateral: Securities lending collateral is a money market fund which is valued at the net assets of the underlying portfolios and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by Transamerica Asset Management Inc.’s (“TAM”) Valuation Committee under the supervision of the Fund’s Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When the Fund must use fair valuation methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.
The hierarchy classification of inputs used to value the Fund’s investments at June 30, 2011 are disclosed in the Valuation Summary of the Fund’s Schedule of Investments. Transfers between Levels are considered to have occurred at the end of the reporting period.
There were no transfers into or out of any Levels as described above during the period ended June 30, 2011.
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.
TAM, the Fund’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
AEGON USA Investment Management, LLC (“AUIM”) is both an affiliate of the Fund and sub-adviser of the Fund.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, AUIM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TFS, and TCI. None of the non-independent trustees receive compensation for services as trustees of the Fund or the entities that invest in the Fund.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Index 50 VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
Investment advisory fees: The Fund pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $50 million	0.32%
Over $50 million up to $250 million	0.30%
Over $250 million	0.28%
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees and certain extraordinary expenses, exceed the following stated annual limit:
0.37% Expense Limit
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived fees.
During the period ended June 30, 2011 the amount recaptured by the adviser was $12. There were no additional amounts available for recapture by the adviser as of June 30, 2011.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2012. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2011 were as follows:

Purchases of securities:
Long-term	$295,989
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	99,298
U.S. Government	—

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Index 50 VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 5. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax positions taken for the open tax years (2008-2010), or expected to be taken in the Fund’s 2011 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, capital loss carryforwards, and post-October loss deferrals.
NOTE 6. SUBSEQUENT EVENT
Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Index 50 VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 8-9, 2011, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Index 50 VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and AEGON USA Investment Management, LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2012. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the investment approach for the Portfolio. The Trustees considered the services provided by TAM for the portion of the management fee it retains after payment of the Sub-Adviser’s fee, including oversight of the performance of administrative, recordkeeping, shareholder relations, regulatory reporting and other functions of the Portfolio as well as “manager of managers” services TAM provides in the form of selection and oversight of the Sub-Adviser. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
It was noted that in order for the Portfolio to be entitled to invest in excess of certain amounts in the Vanguard exchange-traded funds (“ETFs”) in which it invests, the Board was required to consider whether the fees charged by TAM and the Sub-Adviser were duplicative of those charged by the manager of the Vanguard ETFs. It was noted that TAM renders “manager of managers” services to the Portfolio by, among other things, closely monitoring the Sub-Adviser’s performance and by adding additional sub-advisers or altering the composition of sub-advisers as necessary to adapt to market conditions or the Portfolio’s performance. It also was noted that the Sub-Adviser has developed an asset allocation model which it utilizes to select a basket of investments for the Portfolio in an attempt to match or exceed the return of an unmanaged benchmark. On these bases, the Board determined that the fees charged by TAM and the Sub-Adviser are based on services that are in addition to, rather than duplicative of, the services provided by the adviser to the underlying Vanguard ETFs in which the Portfolio invests.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2010, noting that the Portfolio’s inception date was May 1 , 2008. The Board noted that the performance of the Initial Class of the Portfolio was in line with the median for its peer universe for the past 1-year period. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Portfolio. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information about TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio, including the amount of the management fee retained by TAM following payment of the sub-advisory fee. The Trustees noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) were below the medians for its peer universe. The Trustees noted the profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Index 50 VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)
(unaudited)
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice. The Trustees also noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio.
Other considerations. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Index 75 VP
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at January 1, 2011 and held for the entire period until June 30, 2011.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (B)
	Beginning	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized
Fund Name	Account Value	Value	During Period (A)	Value	During Period (A)	Expense Ratio (C)

Transamerica Index 75 VP
Initial Class	$1,000.00	$1,048.20	$1.68	$1,023.16	$1.66	0.33%
Service Class	1,000.00	1,046.50	2.94	1,021.92	2.91	0.58

(A)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(B)	5% return per year before expenses.

(C)	Expense ratios do not include expenses of the investment companies in which the fund invests.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2011
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

	% of Net
Asset Type	Assets

Capital Markets	78.6%
Emerging Market — Equity	7.4
Securities Lending Collateral	5.9
Region Fund — European	5.2
Growth — Large Cap	4.6
Region Fund — Asian Pacific	3.9%
Repurchase Agreement	0.4
Value — Large Cap	0.0	(A)
Growth — Small Cap	0.0	(A)
Other Assets and Liabilities — Net	(6.0)

Total	100.0%

(A)	Amount rounds to less than 0.1%.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Index 75 VP
SCHEDULE OF INVESTMENTS
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES — 99.7%
Capital Markets — 78.6%
Vanguard Extended Market ETF	768,428	$44,922
Vanguard Index Stock Market ETF ˆ	2,665,540	182,323
Vanguard MSCI EAFE ETF	1,259,980	47,980
Vanguard S&P 500 ETF	2,941,231	177,474
Vanguard Total Bond Market ETF	2,784,112	225,959
Emerging Market — Equity — 7.4%
Vanguard MSCI Emerging Markets ETF	1,310,023	63,693
Growth — Large Cap — 4.6%
Vanguard Growth ETF	4	w
Vanguard Large-Capital ETF ˆ	658,252	39,884
Growth — Small Cap — 0.0%∞
Vanguard Small-Capital ETF	4	w
Region Fund — Asian Pacific — 3.9%
Vanguard MSCI Pacific ETF	596,088	33,703
Region Fund — European — 5.2%
Vanguard MSCI European ETF ˆ	832,730	44,576
Value — Large Cap — 0.0% ∞
Vanguard Value ETF	1	w

Total Investment Companies (cost $792,282)		860,514

SECURITIES LENDING COLLATERAL — 5.9%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.22% ▲	50,783,758	$50,784
Total Securities Lending Collateral (cost $50,784)

	Principal	Value

REPURCHASE AGREEMENT — 0.4%
State Street Bank & Trust Co. 0.01% ▲, dated 06/30/2011, to be repurchased at $3,619 on 07/01/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, with a value of $3,694.	$3,619	3,619

Total Repurchase Agreement (cost $3,619)
Total Investment Securities (cost $846,685) #		914,917
Other Assets and Liabilities — Net		(52,182)

Net Assets		$862,735

NOTES TO SCHEDULE OF INVESTMENTS:

ˆ	All or a portion of this security is on loan. The value of all securities on loan is $49,642.

w	Value rounds to less than $1.

∞	Percentage rounds to less than 0.1%.

▲	Rate shown reflects the yield at 06/30/2011.

#	Aggregate cost for federal income tax purposes is $846,685. Aggregate gross/net unrealized appreciation for all securities in which there is an excess of value over tax cost was $68,232.
DEFINITION:

ETF	Exchange-Traded Fund
VALUATION SUMMARY: э

		Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	06/30/2011

Investment Companies	$860,514	$—	$—	$860,514
Repurchase Agreement	—	3,619	—	3,619
Securities Lending Collateral	50,784	—	—	50,784
Total	$911,298	$3,619	$—	$914,917

э	See the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Index 75 VP
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2011
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investments in investment companies, at value (cost: $843,066) (including securities loaned of $49,642)	$911,298
Repurchase agreement, at value (cost: $3,619)	3,619
Receivables:
Investment securities sold	10,036
Shares sold	754
Securities lending income (net)	33
Prepaid expenses	6

	925,746

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	11,767
Shares redeemed	35
Management and advisory fees	198
Distribution and service fees	172
Transfer agent fees	—	(A)
Administration fees	14
Trustees fees	2
Audit and tax fees	6
Printing and shareholder reports fees	20
Other	13
Collateral for securities on loan	50,784

	63,011

Net assets	$862,735

Net assets consist of:
Capital stock ($.01 par value)	$834
Additional paid-in capital	704,867
Undistributed (accumulated) net investment income (loss)	16,370
Undistributed (accumulated) net realized gain (loss) from investments in investment companies	72,432
Net unrealized appreciation (depreciation) on investments in investment companies	68,232

Net assets	$862,735

Net assets by class:
Initial Class	$3,684
Service Class	859,051
Shares outstanding:
Initial Class	353
Service Class	83,033
Net asset value and offering price per share:
Initial Class	$10.44
Service Class	10.35

(A)	Rounds to less than $1.
STATEMENT OF OPERATIONS
For the period ended June 30, 2011
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income from investment companies	$6,265
Interest income	—	(A)
Securities lending income (net)	175

	6,440

Expenses:
Management and advisory	1,137
Distribution and service:
Service Class	985
Printing and shareholder reports	17
Custody	20
Administration	79
Legal	18
Audit and tax	6
Trustees	11
Transfer agent	2
Other	12

Total expenses	2,287

Net investment income	4,153

Net realized gain (loss) from:
Investments in investment companies	70,673

Net decrease in unrealized appreciation (depreciation) on:
Investments in investment companies	(40,123)

Net realized and unrealized gain on investments in investment companies	30,550

Net increase In net assets resulting from operations	$34,703

(A)	Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Index 75 VP
STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(all amounts in thousands)

	June 30, 2011	December 31,
	(unaudited)	2010
From operations:
Net investment income	$4,153	$12,229
Net realized gain from investments in investment companies	70,673	9,539
Change in net unrealized appreciation (depreciation) on investments in investment companies	(40,123)	52,857

Net increase in net assets resulting from operations	34,703	74,625

Distributions to shareholders:
From net investment income:
Initial Class	—	(14)
Service Class	—	(6,494)

	—	(6,508)

From net realized gains:
Initial Class	—	(12)
Service Class	—	(5,518)

	—	(5,530)

Total distributions to shareholders	—	(12,038)

Capital share transactions:
Proceeds from shares sold:
Initial Class	1,349	1,744
Service Class	134,063	226,062

	135,412	227,806

Dividends and distributions reinvested:
Initial Class	—	26
Service Class	—	12,012

	—	12,038

Cost of shares redeemed:
Initial Class	(489)	(244)
Service Class	(15,513)	(25,975)

	(16,002)	(26,219)

Net increase in net assets resulting from capital shares transactions	119,410	213,625

Net increase in net assets	154,113	276,212

Net assets:
Beginning of period/year	708,622	432,410

End of period/year	$862,735	$708,622

Undistributed net investment income	$16,370	$12,217

Share activity:
Shares issued:
Initial Class	131	181
Service Class	13,151	24,656

	13,282	24,837

Shares issued-reinvested from distributions:
Initial Class	—	3
Service Class	—	1,403

	—	1,406

Shares redeemed:
Initial Class	(48)	(27)
Service Class	(1,526)	(2,854)

	(1,574)	(2,881)

Net increase (decrease) in shares outstanding:
Initial Class	83	157
Service Class	11,625	23,205

	11,708	23,362

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Index 75 VP
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

Period ended	Initial Class
June 30, 2011	Year Ended December 31,	May 1 to Dec
(unaudited)	2010	2009	31, 2008(A)
Net asset value
Beginning of period/year	$9.96	$9.01	$7.31	$10.00
Investment operations
Net investment income(B),(C)	0.07	0.28	0.16	0.33
Net realized and unrealized gain (loss)	0.41	0.87	1.57	(3.02)

Total operations	0.48	1.15	1.73	(2.69)

Distributions
From net investment income	—	(0.11)	(0.03)	—
From net realized gains	—	(0.09)	—	(D)	—

Total distributions	—	(0.20)	(0.03)	—

Net asset value
End of period/year	$10.44	$9.96	$9.01	$7.31

Total return(E)	4.82	%(F)	13.15%	23.68%	(26.90	)%(F)
Net assets end of period/year (000’s)	$3,684	$2,686	$1,016	$2
Ratio and supplemental data
Expenses to average net assets(G)
After reimbursement/recaptured expense	0.33	%(H)	0.34%	0.37%	0.37	%(H)
Before reimbursement/recaptured expense	0.33	%(H)	0.34%	0.35%	0.67	%(H)
Net investment income, to average net assets(C)	1.31	%(H)	2.99%	2.17%	6.63	%(H)
Portfolio turnover rate(I)	37	%(F)	7%	24%	11	%(F)
For a share outstanding throughout each period

Period ended	Service Class
June 30, 2011	Year Ended December 31,	May 1 to Dec
(unaudited)	2010	2009	31, 2008(A)
Net asset value
Beginning of period/year	$9.89	$8.95	$7.29	$10.00
Investment operations
Net investment income(B),(C)	0.05	0.20	0.23	0.38
Net realized and unrealized gain (loss)	0.41	0.93	1.46	(3.09)

Total operations	0.46	1.13	1.69	(2.71)

Distributions
From net investment income	—	(0.10)	(0.03)	—
From net realized gains	—	(0.09)	—	(D)	—

Total distributions	—	(0.19)	(0.03)	—

Net asset value
End of period/year	$10.35	$9.89	$8.95	$7.29

Total return(E)	4.65	%(F)	13.00%	23.18%	(27.10	)%(F)

Net assets end of period/year (000’s)	$859,051	$705,936	$431,394	$57
Ratio and supplemental data
Expenses to average net assets(G)
After reimbursement/recaptured expense	0.58	%(H)	0.59%	0.62%	0.62	%(H)
Before reimbursement/recaptured expense	0.58	%(H)	0.59%	0.60%	0.92	%(H)
Net investment income, to average net assets(C)	1.05	%(H)	2.25%	2.75%	7.71	%(H)
Portfolio turnover rate(I)	37	%(F)	7%	24%	11	% (F)

(A)	Commenced operations on May 1, 2008.

(B)	Calculated based on average number of shares outstanding.

(C)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the fund invests.

(D)	Rounds to less than $(.01) per share.

(E)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(F)	Not annualized.

(G)	Does not include expenses of the investment companies in which the fund invests.

(H)	Annualized.

(I)	Does not include the portfolio activity of the underlying funds.
Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Index 75 VP
NOTES TO THE FINANCIAL STATEMENTS
At June 30, 2011
(All amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Index 75 VP (the “Fund”) is part of TST.
The Fund currently offers two share classes; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund, including investment objectives and strategies.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.
The following is a summary of significant accounting policies followed by the Fund.
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian, and pursuant to the terms of the repurchase agreements, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund bears the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Fund’s securities exposes the Fund to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Fund seeks to increase its net investment income through the receipt of interest (after rebates and fees).
Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2011 are shown in the Schedule of Investments and Statement of Assets and Liabilities.
Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Interest income is accrued as earned. Dividend income and capital gain distributions from affiliated investment companies, if any, are recorded on the ex-dividend date.
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Index 75 VP
NOTES TO THE FINANCIAL STATEMENTS (continued)
At June 30, 2011
(All amounts in thousands)
(unaudited)
NOTE 2. (continued)
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Investment company securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange Traded Funds are stated at the last reporting day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy.
Securities lending collateral: Securities lending collateral is a money market fund which is valued at the net assets of the underlying portfolios and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Fund’s Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When the Fund must use fair valuation methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.
The hierarchy classification of inputs used to value the Fund’s investments at June 30, 2011 are disclosed in the Valuation Summary of the Fund’s Schedule of Investments. Transfers between Levels are considered to have occurred at the end of the reporting period.
There were no transfers into or out of any Levels as described above during the period ended June 30, 2011.
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.
TAM, the Fund’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Index 75 VP
NOTES TO THE FINANCIAL STATEMENTS (continued)
At June 30, 2011
(All amounts in thousands)
(unaudited)
NOTE 3. (continued)
AEGON USA Investment Management, LLC (“AUIM”) is both an affiliate of the Fund and is sub-adviser of the Fund.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, AUIM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TFS, and TCI. None of the non-independent trustees receive compensation for services as trustees of the Fund or the entities that invest in the Fund.
Investment advisory fees: The Fund pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $50 million	0.32%
Over $50 million up to $250 million	0.30%
Over $250 million	0.28%
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees and certain extraordinary expenses, exceed the following stated annual limit:
0.37% Expense Limit
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived fees.
During the period ended June 30, 2011, there were no amounts reimbursed/waived or recaptured by the adviser. There were no amounts available for recapture by the adviser as of June 30, 2011.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2012. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Index 75 VP
NOTES TO THE FINANCIAL STATEMENTS (continued)
At June 30, 2011
(All amounts in thousands)
(unaudited)
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period June 30, 2011 were as follows:

Purchases of securities:
Long-term	$420,643
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	295,651
U.S. Government	—
NOTE 5. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax provisions taken for all open tax years (2008 — 2010), or expected to be taken in the Fund’s 2011 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, capital loss carryforwards, and post-October loss deferrals.
NOTE 6. SUBSEQUENT EVENT
Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Index 75 VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 8-9, 2011, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Index 75 VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and AEGON USA Investment Management, LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2012. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the investment approach for the Portfolio. The Trustees considered the services provided by TAM for the portion of the management fee it retains after payment of the Sub-Adviser’s fee, including oversight of the performance of administrative recordkeeping, shareholder relations, regulatory reporting and other functions of the Portfolio as well as “manager of managers” services TAM provides in the form of selection and oversight of the Sub-Adviser. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
It was noted that in order for the Portfolio to be entitled to invest in excess of certain amounts in the Vanguard exchange-traded funds (“ETFs”) in which it invests, the Board was required to consider whether the fees charged by TAM and the Sub-Adviser were duplicative of those charged by the manager of the Vanguard ETFs. It was noted that TAM renders “manager of managers” services to the Portfolio by, among other things, closely monitoring the Sub-Adviser’s performance and by adding additional sub-advisers or altering the composition of sub-advisers as necessary to adapt to market conditions or the Portfolio’s performance. It also was noted that the Sub- Adviser has developed an asset allocation model which it utilizes to select a basket of investments for the Portfolio in an attempt to match or exceed the return of an unmanaged benchmark. On these bases, the Board determined that the fees charged by TAM and the Sub-Adviser are based on services that are in addition to, rather than duplicative of, the services provided by the adviser to the underlying Vanguard ETFs in which the Portfolio invests.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2010, noting that the Portfolio’s inception date was May 1, 2008. The Board noted that the performance of the Initial Class of the Portfolio was in line with the median for its peer universe for the past 1-year period. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information about TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio, including the amount of the management fee retained by TAM following payment of the sub-advisory fee. The Trustees noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were below the medians for its peer universe. The Trustees noted the profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Index 75 VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)
(unaudited)
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub -Adviser offer breakpoints which benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice. The Trustees also noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio.
Other considerations. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Index 100 VP
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at January 1, 2011 and held for the entire period until June 30, 2011.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (B)
	Beginning	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized
Fund Name	Account Value	Value	During Period (A)	Value	During Period (A)	Expense Ratio (C)

Transamerica Index 100 VP
Initial Class	$1,000.00	$1,053.60	$2.04	$1,022.81	$2.01	0.40%
Service Class	1,000.00	1,052.00	3.31	1,021.57	3.26	0.65

(A)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(B)	5% return per year before expenses.

(C)	Expense ratios do not include expenses of the investment companies in which the fund invests.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2011
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

	% of Net
Asset Type	Assets

Capital Markets	73.8%
Securities Lending Collateral	15.6
Emerging Market — Equity	8.1
Growth — Large Cap	7.0
Region Fund — European	6.0
Region Fund — Asian Pacific	4.4%
Repurchase Agreement	1.4
Value — Large Cap	0.0	(A)
Growth — Small Cap	0.0	(A)
Other Assets and Liabilities — Net	(16.3)

Total	100.0%

(A)	Amount rounds to less than 0.1%.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Index 100 VP
SCHEDULE OF INVESTMENTS
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 99.3%
Capital Markets - 73.8%
Vanguard Extended Market ETF	63,185	$3,694
Vanguard Index Stock Market ETFˆ	188,750	12,910
Vanguard MSCI EAFE ETF	68,355	2,603
Vanguard S&P 500 ETF	212,658	12,831
Emerging Market — Equity - 8.1%
Vanguard MSCI Emerging Markets ETF	72,330	3,517
Growth — Large Cap - 7.0%
Vanguard Growth ETF	9	1
Vanguard Large-Capital ETF	49,885	3,022
Growth — Small Cap - 0.0% ∞
Vanguard Small-Capital ETF	3	w
Region Fund — Asian Pacific - 4.4%
Vanguard MSCI Pacific ETF	33,351	1,886
Region Fund — European - 6.0%
Vanguard MSCI European ETF ˆ	48,570	2,600
Value — Large Cap - 0.0% ∞
Vanguard Value ETF	1	w

Total Investment Companies (cost $41,358)		43,064

SECURITIES LENDING COLLATERAL — 15.6%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.22% ▲	6,753,832	$6,754
Total Securities Lending Collateral (cost $6,754)

	Principal	Value

REPURCHASE AGREEMENT - 1.4%
State Street Bank & Trust Co. 0.01% ▲, dated 06/30/2011, to be repurchased at $594 on 07/01/2011. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/25/2038, with a value of $608.	$594	594
Total Repurchase Agreement (cost $594)

Total Investment Securities (cost $48,706) #		50,412
Other Assets and Liabilities — Net		(7,072)

Net Assets		$43,340

NOTES TO SCHEDULE OF INVESTMENTS:

ˆ	All or a portion of this security is on loan. The value of all securities on loan is $6,601.

∞	Percentage rounds to less than 0.1%.

w	Value rounds to less than $1.

▲	Rate shown reflects the yield at 06/30/2011.

#	Aggregate cost for federal income tax purposes is $48,706. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $1,717 and $11, respectively. Net unrealized appreciation for tax purposes is $1,706.
DEFINITION:
ETF	Exchange-Traded Fund
VALUATION SUMMARY: э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	06/30/2011

Investment Companies	$43,064	$—	$—	$43,064
Repurchase Agreement	—	594	—	594
Securities Lending Collateral	6,754	—	—	6,754
Total	$49,818	$594	$—	$50,412

э	See the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Index 100 VP
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2011
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investments in investment companies, at value (cost: $48,112) (including securities loaned of $6,601)	$49,818
Repurchase agreement, at value (cost: $594)	594
Receivables:
Investment securities sold	130
Shares sold	71
Securities lending income (net)	2
Prepaid Expenses	—	(A)

	50,615

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	485
Management and advisory fees	8
Distribution and service fees	8
Transfer agent fees	—	(A)
Administration fees	1
Audit and tax fees	7
Printing and shareholder reports fees	10
Other	2
Collateral for securities on loan	6,754

	7,275

Net assets	$43,340

Net assets consist of:
Capital stock ($.01 par value)	$35
Additional paid-in capital	39,646
Undistributed (accumulated) net investment income (loss)	423
Undistributed (accumulated) net realized gain (loss) from investments in investment companies	1,530
Net unrealized appreciation (depreciation) on investments in investment companies	1,706

Net assets	$43,340

Net assets by class:
Initial Class	$310
Service Class	43,030
Shares outstanding:
Initial Class	25
Service Class	3,486
Net asset value and offering price per share:
Initial Class	$12.39
Service Class	12.34

(A)	Rounds to less than $1.
STATEMENT OF OPERATIONS
For the period ended June 30, 2011
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income from investment companies	$230
Interest income	—	(A)
Securities lending income (net)	10

	240

Expenses:
Management and advisory	55
Distribution and service:
Service Class	43
Custody	10
Administration	3
Legal	1
Audit and tax	6
Trustees	—	(A)
Transfer agent	—	(A)
Other	1

Total expenses	119

Less waiver/reimbursement	(7)

Net expenses	112

Net investment income	128

Net realized gain (loss) from:
Investments in investment companies	1,561

Net decrease in unrealized appreciation (depreciation) on:
Investments in investment companies	(224)

Net realized and unrealized gain on investments in investment companies	1,337

Net increase In net assets resulting from operations	$1,465

(A)	Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Index 100 VP
STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(all amounts in thousands)

	June 30, 2011	December 31,
	(unaudited)	2010
From operations:
Net investment income	$128	$295
Net realized gain (loss) from investments in investment companies	1,561	(31)
Change in net unrealized appreciation (depreciation) on investments in investment companies	(224)	1,924

Net increase in net assets resulting from operations	1,465	2,188

Distributions to shareholders:
From net investment income:
Initial Class	—	—	(A)
Service Class	—	(7)

	—	(7)

From net realized gains:
Initial Class	—	—	(A)
Service Class	—	(1)

	—	(1)

Total distributions to shareholders	—	(8)

Capital share transactions:
Proceeds from shares sold:
Service Class	23,799	23,418
Dividends and distributions reinvested:
Initial Class	—	—	(A)
Service Class	—	8

	—	8

Cost of shares redeemed:
Service Class	(5,337)	(3,090)
Net increase in net assets resulting from capital shares transactions	18,462	20,336

Net increase in net assets	19,927	22,516

Net assets:
Beginning of period/year	23,413	897

End of period/year	$43,340	$23,413

Undistributed net investment income	$423	$295

Share activity:
Shares issued:
Service Class	1,954	2,212
Shares issued-reinvested from distributions:
Initial Class	—	—	(B)
Service Class	—	1

	—	1

Shares redeemed:
Service Class	(438)	(305)
Net increase (decrease) in shares outstanding:
Initial Class	—	—	(B)
Service Class	1,516	1,908

	1,516	1,908

(A)	Rounds to less than $1 or $(1).

(B)	Rounds to less than 1 share.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Index 100 VP
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

Initial Class
Period ended
June 30, 2011	December 31,	Nov 19 to Dec
(unaudited)	2010	31, 2009(A)
Net asset value
Beginning of period/year	$11.76	$10.26	$10.00
Investment operations
Net investment income(B),(C)	0.05	0.20	0.10
Net realized and unrealized gain	0.58	1.31	0.16

Total operations	0.63	1.51	0.26

Distributions
From net investment income	—	(0.01)	—
From net realized gains	—	—	(D)	—

Total distributions	—	(0.01)	—

Net asset value
End of period/year	$12.39	$11.76	$10.26

Total return (E)	5 .36	%(F)	14.70%	2 .60	%(F)

Net assets end of period/year (000’s)	$310	$294	$257
Ratio and supplemental data
Expenses to average net assets(G)	0 .40	%(H)	0 .40	%(H)
After reimbursement/fee waiver	0.40%
Before reimbursement/fee waiver	0 .44	%(H)	0.62%	61 .05	%(H)
Net investment income, to average net assets(C)	0 .84	%(H)	1.94%	8 .52	%(H)
Portfolio turnover rate(I)	39	% (F)	13%	7	%(F)
For a share outstanding throughout each period

Service Class
Period ended
June 30, 2011	December 31,	Nov 19 to Dec
(unaudited)	2010	31, 2009(A)
Net asset value
Beginning of period/year	$11.73	$10.26	$10.00
Investment operations
Net investment income(B),(C)	0.04	0.34	0.14
Net realized and unrealized gain	0.57	1.14	0.12

Total operations	0.61	1.48	0.26

Distributions
From net investment income	—	(0.01)	—
From net realized gains	—	—	(D)	—

Total distributions	—	(0.01)	—

Net asset value
End of period/year	$12.34	$11.73	$10.26

Total return (E)	5 .20	%(F)	14.41%	2 .60	%(F)

Net assets end of period/year (000’s)	$43,030	$23,119	$640
Ratio and supplemental data
Expenses to average net assets(G)	0 .65	%(H)	0 .65	%(H)
After reimbursement/fee waiver	0.65%
Before reimbursement/fee waiver	0 .69	%(H)	0.87%	61 .30	%(H)
Net investment income, to average net assets(C)	0 .74	%(H)	3.16%	12 .07	%(H)
Portfolio turnover rate(I)	39	% (F)	13%	7	%(F)

(A)	Commenced operations on November 19, 2009.

(B)	Calculated based on average number of shares outstanding.

(C)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the fund invests.

(D)	Rounds to less than $(.01) per share.

(E)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(F)	Not annualized.

(G)	Does not include expenses of the investment companies in which the fund invests.

(H)	Annualized.

(I)	Does not include the portfolio activity of the underlying funds.
Note: Prior to January 1, 2010 the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Index 100 VP
NOTES TO THE FINANCIAL STATEMENTS
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Index 100 VP (the “Fund”) is part of TST.
The Fund currently offers two share classes; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund, including investment objectives and strategies.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian and, pursuant to the terms of the repurchase agreements, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund bears the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Fund’s securities exposes the Fund to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Fund seeks to increase its net investment income through the receipt of interest (after rebates and fees).
Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2011 are shown in the Schedule of Investments and Statement of Assets and Liabilities.
Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Interest income is accrued as earned. Dividend income and capital gain distributions from affiliated investment companies, if any, are recorded on the ex-dividend date.
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Index 100 VP
NOTES TO THE FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 2. (continued)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Investment company securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange Traded Funds are stated at the last reporting day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy.
Securities lending collateral: Securities lending collateral is a money market fund which is valued at the net assets of the underlying portfolios and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by Transamerica Asset Management Inc.’s (“TAM”) Valuation Committee under the supervision of the Fund’s Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When the Fund must use fair valuation methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.
The hierarchy classification of inputs used to value the Fund’s investments at June 30, 2011 are disclosed in the Valuation Summary of the Fund’s Schedule of Investments. Transfers between Levels are considered to have occurred at the end of the reporting period.
There were no transfers into or out of any Levels as described above during the period ended June 30, 2011.
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.
TAM, the Fund’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
AEGON USA Investment Management, LLC (“AUIM”) is both an affiliate of the Fund and sub-adviser of the Fund.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, AUIM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TFS, and TCI. None of the non-independent trustees receive compensation for services as trustees of the Fund or the entities that invest in the Fund.
At the commencement of operations, TAM invested in the Fund. As of June 30, 2011, TAM had remaining investments in the Fund as follows:

		% of Fund’s
	Value	Net Assets

Initial Class	$310	0.72%

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Index 100 VP
NOTES TO THE FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
Investment advisory fees: The Fund pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $50 million	0.32%
Over $50 million up to $250 million	0.30%
Over $250 million	0.28%
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees and certain extraordinary expenses, exceed the following stated annual limit:
0.40% Expense Limit
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived fees.
During the period ended June 30, 2011, the amount reimbursed/waived by the adviser was $7. The following amounts were available for recapture by the adviser as of June 30, 2011:

	Reimbursement of	Available for Recapture
	Expenses	Through

Fiscal Year 2009:	$40	12/31/2012
Fiscal Year 2010:	20	12/31/2013
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2012. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Index 100 VP
NOTES TO THE FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period June 30, 2011 were as follows:

Purchases of securities:
Long-term	$31,926
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	13,408
U.S. Government	—
NOTE 5. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax provisions taken for all open tax years (2009-2010), or expected to be taken in the Fund’s 2011 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, capital loss carryforwards, and post-October loss deferrals.
NOTE 6. SUBSEQUENT EVENT
Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Index 100 VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 8-9, 2011, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Index 100 VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and AEGON USA Investment Management, LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub- Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2012. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the investment approach for the Portfolio. The Trustees considered the services provided by TAM for the portion of the management fee it retains after payment of the Sub-Adviser’s fee, including oversight of the performance of administrative, recordkeeping, shareholder relations, regulatory reporting and other functions of the Portfolio as well as “manager of managers” services TAM provides in the form of selection and oversight of the Sub-Adviser. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
It was noted that in order for the Portfolio to be entitled to invest in excess of certain amounts in the Vanguard exchange-traded funds (“ETFs”) in which it invests, the Board was required to consider whether the fees charged by TAM and the Sub-Adviser were duplicative of those charged by the manager of the Vanguard ETFs. It was noted that TAM renders “manager of managers” services to the Portfolio by, among other things, closely monitoring the Sub-Adviser’s performance and by adding additional sub-advisers or altering the composition of sub-advisers as necessary to adapt to market conditions or the Portfolio’s performance. It also was noted that the Sub-Adviser has developed an asset allocation model which it utilizes to select a basket of investments for the Portfolio in an attempt to match or exceed the return of an unmanaged benchmark. On these bases, the Board determined that the fees charged by TAM and the Sub-Adviser are based on services that are in addition to, rather than duplicative of, the services provided by the adviser to the underlying Vanguard ETFs in which the Portfolio invests.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for the one-year period ended December 31, 2010, noting that the Portfolio’s inception date was November 19, 2009. The Board noted that the performance of the Initial Class of the Portfolio was below the median for the past 1-year period. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Portfolio. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information about TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio, including the amount of the management fee retained by TAM following payment of the sub-advisory fee. The Trustees noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were below the medians for its peer universe. The Trustees noted the profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Index 100 VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS-CONTRACT RENEWAL (continued)
(unaudited)
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice. The Trustees also noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio.
Other considerations. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement ..

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica International Moderate Growth VP
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at January 1, 2011 and held for the entire period until June 30, 2011.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (B)
	Beginning	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized
Fund Name	Account Value	Value	During Period (A)	Value	During Period (A)	Expense Ratio (C)

Transamerica International Moderate Growth VP
Initial Class	$1,000.00	$1,047.10	$0.71	$1,024.10	$0.70	0.14%
Service Class	1,000.00	1,045.30	1.98	1,022.86	1.96	0.39

(A)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(B)	5% return per year before expenses.

(C)	Expense ratios do not include expenses of the investment companies in which the fund invests.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2011
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

	% of Net
Asset Type	Assets
Global/International Stocks	46.0%
Capital Markets	24.1
Bonds	23.9
Tactical and Specialty	3.9
Inflation-Protected Securities	2.1
Other Assets and Liabilities — net	(0.0	)(A)

Total	100.0%

(A)	Amount rounds to less than 0.1% or (0.1)%.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica International Moderate Growth VP
SCHEDULE OF INVESTMENTS
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
INVESTMENT COMPANIES — 100.0%
Bonds — 23.9%
Transamerica AEGON Short-Term Bond €	1,078,580	$11,088
Transamerica AEGON U.S. Government Securities VP Ж	3,570,436	46,594
Transamerica JPMorgan Core Bond €	4,736,189	49,162
Transamerica PIMCO Total Return VP Ж	1,949,646	23,181
Capital Markets — 24.1%
Transamerica Morgan Stanley Active International
Allocation VP Ж	6,618,211	79,286
Transamerica TS&W International Equity € ‡	3,429,203	51,815
Global/International Stocks — 46.0%
Transamerica Hansberger International Value €	3,214,411	26,197
Transamerica MFS International Equity €	9,444,264	89,060
Transamerica Neuberger Berman International €	4,962,296	49,177
Transamerica Schroders International Small Cap €	4,546,643	48,422
Transamerica Thornburg International Value €	3,038,094	36,457
Inflation-Protected Securities — 2.1%
Transamerica PIMCO Real Return TIPS €	1,034,852	11,373
Tactical and Specialty — 3.9%
Transamerica Clarion Global Real Estate Securities VP Ж	1,763,282	21,318

Total Investment Companies (cost $498,795) #		543,130
Other Assets and Liabilities — Net		(178)

Net Assets		$542,952

NOTES TO SCHEDULE OF INVESTMENTS:

€	The portfolio invests its assets in the Class I2 shares of the affiliated fund of Transamerica Funds.

Ж	The portfolio invests its assets in the Initial Class shares of the affiliated fund of Transamerica Series Trust.

‡	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $498,795. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $44,930 and $595, respectively. Net unrealized appreciation for tax purposes is $44,335.
VALUATION SUMMARY: э

Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
	Prices	Inputs	Inputs	06/30/2011

Investment Companies	$543,130	$—	$—	$543,130

э	See the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica International Moderate Growth VP
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2011
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investments in affiliated investment companies at value (cost: $498,795)	$543,130
Receivables:
Affiliated investment securities sold	220
Shares sold	143
Dividends	18
Prepaid expenses	4

543,515

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	363
Management and advisory fees	44
Distribution and service fees	106
Administration fees	6
Trustees fees	1
Audit and tax fees	4
Printing and shareholder reports fees	29
Other	10

563

Net assets	$542,952

Net assets consist of:
Capital stock ($.01 par value)	$573
Additional paid-in capital	549,078
Undistributed (accumulated) net investment income (loss)	10,052
Undistributed (accumulated) net realized gain (loss) from investments in affiliated investment companies	(61,086)
Net unrealized appreciation (depreciation) on investments in affiliated investment companies	44,335

Net assets	$542,952

Net assets by class:
Initial Class	$21,927
Service Class	521,025
Shares outstanding:
Initial Class	2,295
Service Class	55,000
Net asset value and offering price per share:
Initial Class	$9.56
Service Class	9.47
STATEMENT OF OPERATIONS
For the period ended June 30, 2011
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income from affiliated investment companies	$1,285

Expenses:
Management and advisory	263
Distribution and service:
Service Class	632
Printing and shareholder reports	19
Custody	9
Administration	33
Legal	13
Audit and tax	4
Trustees	8
Transfer agent	2
Other	8

Total expenses	991

Net investment income	294

Net realized gain (loss) from:
Investments in affiliated investment companies	(8,535)

Net increase in unrealized appreciation (depreciation) on:
Investments in affiliated investment companies	31,668

Net realized and unrealized gain on investments in affiliated investment companies	23,133

Net increase In net assets resulting from operations	$23,427

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica International Moderate Growth VP
STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(all amounts in thousands)

	June 30, 2011	December 31,
	(unaudited)	2010
From operations:
Net investment income	$294	$9,757
Net realized gain (loss) from investments in affiliated investment companies	(8,535)	(11,763)
Change in net unrealized appreciation (depreciation) on investments in affiliated investment companies	31,668	47,590

Net increase in net assets resulting from operations	23,427	45,584

Distributions to shareholders:
From net investment income:
Initial Class	—	(517)
Service Class	—	(11,009)

Total distributions to shareholders	—	(11,526)

Capital share transactions:
Proceeds from shares sold:
Initial Class	1,768	3,410
Service Class	34,733	68,156

	36,501	71,566

Dividends and distributions reinvested:
Initial Class	—	517
Service Class	—	11,009

	—	11,526

Cost of shares redeemed:
Initial Class	(1,853)	(3,762)
Service Class	(24,829)	(45,514)

	(26,682)	(49,276)

Net increase in net assets resulting from capital shares transactions	9,819	33,816

Net increase in net assets	33,246	67,874

Net assets:
Beginning of period/year	509,706	441,832

End of period/year	$542,952	$509,706

Undistributed net investment income	$10,052	$9,758

Share activity:
Shares issued:
Initial Class	189	396
Service Class	3,739	7,980

	3,928	8,376

Shares issued-reinvested from
distributions:
Initial Class	—	64
Service Class	—	1,374

	—	1,438

Shares redeemed:
Initial Class	(198)	(442)
Service Class	(2,666)	(5,469)

	(2,864)	(5,911)

Net increase (decrease) in shares outstanding:
Initial Class	(9)	18
Service Class	1,073	3,885

	1,064	3,903

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica International Moderate Growth VP
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Period ended		Initial Class
	June 30, 2011		Year Ended December 31,				May 1 to Dec
	(unaudited)		2010	2009	2008	2007	31, 2006(A)
Net asset value
Beginning of period/year	$9.13		$8.50	$6.72	$11.12	$10.43	$10.00
Investment operations
Net investment income(B),(C)	0.02		0.20	0.25	0.26	0.56	0.85
Net realized and unrealized gain (loss)	0.41		0.66	1.73	(4.14)	0.34	(0.42)

Total operations	0.43		0.86	1.98	(3.88)	0.90	0.43

Distributions
From net investment income	—		(0.23)	(0.20)	(0.21)	(0.13)	—
From net realized gains	—		—	—	(0.31)	(0.08)	—

Total distributions	—		(0.23)	(0.20)	(0.52)	(0.21)	—

Net asset value
End of period/year	$9.56		$9.13	$8.50	$6.72	$11.12	$10.43

Total return(D)	4.71	%(E)	10.50%	29.69%	(36.12)%	8.69%	4.30	%(E)

Net assets end of period/year (000’s)	$21,927		$21,033	$19,430	$15,195	$24,495	$7,516
Ratio and supplemental data
Expenses to average net assets (F)
After recaptured expense/reimbursement/fee waiver	0.14	%(G)	0.14%	0.14%	0.15%	0.19%	0.25	%(G)
Before recaptured expense/reimbursement/fee waiver	0.14	%(G)	0.14%	0.14%	0.15%	0.17%	0.39	%(G)
Net investment income, to average net assets(C)	0.35	%(G)	2.34%	3.43%	2.76%	5.05%	12.92	%(G)
Portfolio turnover rate(H)	48	% (E)	20%	31%	19%	1%	1%	(E)
For a share outstanding throughout each period

	Period ended		Service Class
	June 30, 2011		Year Ended December 31,				May 1 to Dec
	(unaudited)		2010	2009	2008	2007	31, 2006(A)
Net asset value
Beginning of period/year	$9.06		$8.44	$6.68	$11.08	$10.41	$10.00
Investment operations
Net investment income(B),(C)	—	(I)	0.18	0.25	0.28	0.57	0.84
Net realized and unrealized gain (loss)	0.41		0.66	1.70	(4.17)	0.31	(0.43)

Total operations	0.41		0.84	1.95	(3.89)	0.88	0.41

Distributions
From net investment income	—		(0.22)	(0.19)	(0.20)	(0.13)	—
From net realized gains	—		—	—	(0.31)	(0.08)	—

Total distributions	—		(0.22)	(0.19)	(0.51)	(0.21)	—

Net asset value
End of period/year	$9.47		$9.06	$8.44	$6.68	$11.08	$10.41

Total return(D)	4.53	%(E)	10.24%	29.33%	(36.32)%	8.49%	4.10	%(E)

Net assets end of period/year (000’s)	$521,025		$488,673	$422,402	$255,872	$225,620	$44,053
Ratio and supplemental data
Expenses to average net assets (F)
After recaptured expense/reimbursement/fee waiver	0.39	%(G)	0.39%	0.39%	0.40%	0.44%	0.50	%(G)
Before recaptured expense/reimbursement/fee waiver	0.39	%(G)	0.39%	0.39%	0.40%	0.42%	0.64	%(G)
Net investment income, to average net assets(C)	0.10	%(G)	2.13%	3.40%	3.08%	5.18%	12.63	%(G)
Portfolio turnover rate(H)	48	% (E)	20%	31%	19%	1%	1%	(E)

(A)	Commenced operations on May 1, 2006.

(B)	Calculated based on average number of shares outstanding.

(C)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying affiliated investment companies in which the fund invests.

(D)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(E)	Not annualized.

(F)	Does not include expenses of the investment companies in which the fund invests.

(G)	Annualized.

(H)	Does not include the portfolio activity of the underlying affiliated funds.

(I)	Rounds to less than $(0.01) or $0.01 per share.
Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica International Moderate Growth VP
NOTES TO FINANCIAL STATEMENTS
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica International Moderate Growth VP (the “Fund”) is part of TST.
The Fund currently offers two classes of shares; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund, including investment objectives and strategies.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Interest income is accrued as earned. Dividend income and capital gain distributions from affiliated investment companies, if any, are recorded on the ex-dividend date.
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund‘s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica International Moderate Growth VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 2. (continued)
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Investment company securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy.
The hierarchy classification of inputs used to value the Fund’s investments, at June 30, 2011, is disclosed in the Valuation Summary of the Fund’s Schedule of Investments. Transfers between Levels are considered to have occurred at the end of the reporting period.
There were no transfers into or out of any Levels as described above during the period ended June 30, 2011.
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.
Transamerica Asset Management, Inc. (“TAM”), the Fund’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TFS, and TCI. None of the non-independent trustees receive compensation for services as trustees of the Fund or the entities that invest in the Fund.
Investment advisory fees: The Fund pays management fees to TAM based on average daily net assets (“ANA”) as the following rate.
0.10% of ANA
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees and certain extraordinary expenses, exceed the following stated annual limit:
0.25% Expense Limit
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived fees.
During the period ended June 30, 2011, there were no amounts reimbursed/waived or recaptured by the adviser. There are no amounts available for recapture by the adviser as of June 30, 2011.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica International Moderate Growth VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2012. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.0125% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2011 were as follows:

Purchases of securities:
Long-term	$266,105
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	255,982
U.S. Government	—
NOTE 5. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax positions taken for all open tax years (2008 – 2010), or expected to be taken in the Fund’s 2011 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, capital loss carryforwards, and post-October loss deferrals.
NOTE 6. SUBSEQUENT EVENT
Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica International Moderate Growth VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board“) held on June 8-9, 2011, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica International Moderate Growth VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and Morningstar Associates, LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2012. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the investment approach for the Portfolio. The Trustees considered the services provided by TAM for the portion of the management fee it retains after payment of the Sub-Adviser’s fee, including oversight of the performance of administrative, recordkeeping, shareholder relations, regulatory reporting and other functions of the Portfolio as well as “manager of managers” services TAM provides in the form of selection and oversight of the Sub-Adviser. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub- Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub- Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2010. The Board noted that the performance of the Initial Class of the Portfolio was above the median for its peer universe for the past 1- and 3-year periods. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub- Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information about TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio, including the amount of the management fee retained by TAM following payment of the sub-advisory fee. The Trustees noted that the Portfolio’s contractual management fee was below the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were in line with the median for its peer universe. The Trustees noted the profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees considered the management fee schedule and the existence of breakpoints, if any. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica International Moderate Growth VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)
(unaudited)
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice. The Trustees also noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio.
Other considerations. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Jennison Growth VP
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, dividend expense on short sales, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at January 1, 2011 and held for the entire period until June 30, 2011.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (B)
	Beginning	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized
Fund Name	Account Value	Value	During Period (A)	Value	During Period (A)	Expense Ratio

Transamerica Jennison Growth VP
Initial Class	$1,000.00	$1,086.10	$3.83	$1,021.12	$3.71	0.74%
Service Class	1,000.00	1,084.80	5.12	1,019.89	4.96	0.99

(A)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(B)	5% return per year before expenses.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2011
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

% of Net
Asset Type	Assets

Common Stocks	99.5%
Securities Lending Collateral	6.4
Repurchase Agreement	0.1
Other Assets and Liabilities — Net	(6.0)

Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Jennison Growth VP
SCHEDULE OF INVESTMENTS
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS — 99.5%
Aerospace & Defense — 5.3%
Boeing Co.	317,942	$23,505
Precision Castparts Corp.	209,510	34,495
United Technologies Corp.	294,236	26,043
Auto Components — 1.4%
BorgWarner, Inc. ‡ˆ	268,358	21,681
Automobiles — 1.3%
Bayerische Motoren Werke AG	205,186	20,490
Biotechnology — 2.5%
Alexion Pharmaceuticals, Inc. ‡	89,028	4,187
Celgene Corp. ‡	435,558	26,273
Vertex Pharmaceuticals, Inc. ‡	172,824	8,985
Capital Markets — 1.2%
Charles Schwab Corp.	468,105	7,700
Goldman Sachs Group, Inc.	90,674	12,068
Chemicals — 3.7%
E.I. du Pont de Nemours & Co.	456,657	24,682
Monsanto Co.	474,476	34,419
Communications Equipment — 3.2%
Juniper Networks, Inc. ‡	805,541	25,374
QUALCOMM, Inc.	441,168	25,054
Computers & Peripherals — 8.0%
Apple, Inc. ‡	205,745	69,062
EMC Corp. ‡	1,318,657	36,329
NetApp, Inc. ‡	400,036	21,114
Consumer Finance — 1.8%
American Express Co.	544,913	28,172
Energy Equipment & Services — 3.6%
National Oilwell Varco, Inc.	126,858	9,922
Schlumberger, Ltd.	544,635	47,056
Food & Staples Retailing — 3.1%
Costco Wholesale Corp.	299,566	24,337
Whole Foods Market, Inc.	386,766	24,540
Food Products — 1.6%
Green Mountain Coffee Roasters, Inc. ‡	88,540	7,903
Mead Johnson Nutrition Co. — Class A	263,550	17,803
Health Care Providers & Services — 1.8%
Express Scripts, Inc. ‡	518,690	27,999
Hotels, Restaurants & Leisure — 4.8%
Chipotle Mexican Grill, Inc. — Class A ‡ˆ	81,862	25,229
Marriott International, Inc. — Class A	552,333	19,602
McDonald’s Corp.	23,407	1,974
Starbucks Corp.	761,071	30,055
Internet & Catalog Retail — 5.2%
Amazon.com, Inc. ‡	344,717	70,491
priceline.com, Inc. ‡	24,181	12,379
Internet Software & Services — 5.2%
Baidu, Inc. ADR ‡	221,112	30,984
Google, Inc. — Class A ‡	69,655	35,272
Mail.ru Group, Ltd. — 144A GDR ‡ Ə	112,908	3,664
Tencent Holdings, Ltd.	378,683	10,345
Youku.com, Inc. ADR ‡ˆ	72,983	2,507
IT Services — 5.5%
Cognizant Technology Solutions Corp. — Class A ‡	183,835	13,482
International Business Machines Corp.	229,649	39,397
Mastercard, Inc. — Class A	114,705	34,565
Life Sciences Tools & Services — 2.9%
Agilent Technologies, Inc. ‡	503,195	$25,719
Illumina, Inc. ‡ˆ	277,010	20,817
Machinery — 1.9%
Deere & Co.	214,525	17,688
Ingersoll-Rand PLC ˆ	286,040	12,989
Media — 2.1%
Walt Disney Co.	858,448	33,514
Oil, Gas & Consumable Fuels — 2.7%
Anadarko Petroleum Corp.	102,006	7,830
Occidental Petroleum Corp.	330,696	34,406
Personal Products — 1.4%
Estee Lauder Cos., Inc. — Class A	215,963	22,717
Pharmaceuticals — 5.6%
Allergan, Inc.	291,279	24,249
Novo Nordisk A/S ADR	153,731	19,259
Pfizer, Inc.	875,607	18,038
Shire PLC ADR	285,744	26,919
Road & Rail — 1.1%
Union Pacific Corp.	167,870	17,526
Semiconductors & Semiconductor Equipment — 3.1%
Altera Corp.	242,969	11,262
ARM Holdings PLC ADR ˆ	221,202	6,289
Atmel Corp. ‡	622,857	8,764
Avago Technologies, Ltd.	415,295	15,780
Broadcom Corp. — Class A	233,106	7,842
Software — 8.1%
Oracle Corp.	1,385,471	45,596
Red Hat, Inc. ‡	417,870	19,180
Salesforce.com, Inc. ‡ˆ	216,355	32,233
Successfactors, Inc. ‡ˆ	133,808	3,934
VMware, Inc. — Class A ‡	282,199	28,285
Specialty Retail — 2.4%
Bed Bath & Beyond, Inc. ‡	227,878	13,301
Tiffany & Co. ˆ	228,759	17,962
Urban Outfitters, Inc. ‡ˆ	222,049	6,251
Textiles, Apparel & Luxury Goods — 7.6%
Burberry Group PLC	599,166	13,933
Coach, Inc.	338,831	21,661
Lululemon Athletica, Inc. ‡	68,780	7,691
LVMH Moet Hennessy Louis Vuitton SA ADR	480,877	17,379
Nike, Inc. — Class B	353,400	31,799
Polo Ralph Lauren Corp. — Class A ˆ	219,321	29,084
Wireless Telecommunication Services — 1.4%
American Tower Corp. — Class A ‡	415,167	21,726

Total Common Stocks (cost $1,226,100)		1,580,762

SECURITIES LENDING COLLATERAL — 6.4%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.22% ▲	100,916,727	100,917
Total Securities Lending Collateral (cost $100,917)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Jennison Growth VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

REPURCHASE AGREEMENT — 0.1%
State Street Bank & Trust Co. 0.01% ▲, dated 06/30/2011, to be repurchased at $835 on 07/01/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, with a value of $853.	$835	$835
Total Repurchase Agreement (cost $835)

Total Investment Securities (cost $1,327,852) #		1,682,514
Other Assets and Liabilities — Net		(95,353)

Net Assets		$1,587,161

NOTES TO SCHEDULE OF INVESTMENTS:

ˆ	All or a portion of this security is on loan. The value of all securities on loan is $98,825.

‡	Non-income producing security.

Ə	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. This security had a market value of $3,664, or 0.23% of the fund’s net assets.

▲	Rate shown reflects the yield at 06/30/2011.

#	Aggregate cost for federal income tax purposes is $1,327,852. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $362,140 and $7,478, respectively. Net unrealized appreciation for tax purposes is $354,662.
DEFINITIONS:
144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 06/30/2011, these securities aggregated $3,664, or 0.23%, of the fund’s net assets.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt
VALUATION SUMMARY: э

		Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	06/30/2011

Common Stocks	$1,444,058	$136,704	$—	$1,580,762
Repurchase Agreement	—	835	—	835
Securities Lending Collateral	100,917	—	—	100,917
Total	$1,544,975	$137,539	$—	$1,682,514

э	See the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Jennison Growth VP
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2011
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $1,327,017) (including securities loaned of $98,825)	$1,681,679
Repurchase agreement, at value (cost: $835)	835
Receivables:
Investment securities sold	8,572
Shares sold	1,128
Securities lending income (net)	24
Dividends	966
Dividend reclaims	57
Prepaid expenses	13

1,693,274

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	3,474
Shares redeemed	683
Management and advisory fees	865
Distribution and service fees	8
Trustees fees	4
Transfer agent fees	1
Administration fees	25
Printing and shareholder reports fees	57
Audit and tax fees	8
Other	71
Collateral for securities on loan	100,917

106,113

Net assets	$1,587,161

Net assets consist of:
Capital stock ($.01 par value)	$1,852
Additional paid-in capital	1,310,371
Undistributed (accumulated) net investment income (loss)	2,450
Undistributed (accumulated) net realized gain (loss) from investment securities and foreign currency transactions	(82,176)
Net unrealized appreciation (depreciation) on:
Investment securities	354,662
Translation of assets and liabilities denominated in foreign currencies	2

Net assets	$1,587,161

Net assets by class:
Initial Class	$1,548,590
Service Class	38,571
Shares outstanding:
Initial Class	180,583
Service Class	4,572
Net asset value and offering price per share:
Initial Class	$8.58
Service Class	8.44
STATEMENT OF OPERATIONS
For the period ended June 30, 2011
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income (including withholding taxes on foreign dividends of $105)	$6,196
Interest income	—	(A)
Securities lending income (net)	313

	6,509

Expenses:
Management and advisory	5,311
Distribution and service:
Service Class	45
Printing and shareholder reports	42
Custody	95
Administration	154
Legal	37
Audit and tax	9
Trustees	22
Transfer agent	5
Other	25

Total expenses	5,745

Net investment income	764

Net realized gain (loss) on transactions from:
Investment securities	55,859
Foreign currency transactions	(73)

	55,786

Net increase in unrealized appreciation (depreciation) on:
Investment securities	69,778
Translation of assets and liabilities denominated in foreign currencies	1

Change in unrealized appreciation (depreciation)	69,779

Net realized and unrealized gain	125,565

Net increase in net assets resulting from operations	$126,329

(A)	Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Jennison Growth VP
STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(all amounts in thousands)

	June 30, 2011	December 31,
	(unaudited)	2010
From operations:
Net investment income	$764	$1,732
Net realized gain (loss) from investment securities and foreign currency transactions	55,786	11,102
Change in net unrealized appreciation (depreciation) on investment securities and foreign currency translation	69,779	116,867

Net increase in net assets resulting from operations	126,329	129,701

Distributions to shareholders:
From net investment income:
Initial Class	—	(481)
Service Class	—	(7)

Total distributions to shareholders	—	(488)

Capital share transactions:
Proceeds from shares sold:
Initial Class	38,992	90,438
Service Class	5,059	9,820

	44,051	100,258

Proceeds from fund acquisition:
Initial Class	—	882,358
Service Class	—	25,347

	—	907,705

Dividends and distributions reinvested:
Initial Class	—	481
Service Class	—	7

	—	488

Cost of shares redeemed:
Initial Class	(70,723)	(119,686)
Service Class	(3,899)	(6,799)

	(74,622)	(126,485)

Net increase (decrease) in net assets from capital shares transactions	(30,571)	881,966

Net increase in net assets	95,758	1,011,179

Net assets:
Beginning of period/year	1,491,403	480,224

End of period/year	$1,587,161	$1,491,403

Undistributed net investment income	$2,450	$1,686

Share activity:
Shares issued:
Initial Class	4,750	12,719
Service Class	621	1,418

	5,371	14,137

Shares issued on fund acquisition:
Initial Class	—	121,025
Service Class	—	3,524

	—	124,549

Shares issued-reinvested from distributions:
Initial Class	—	76
Service Class	—	1

	—	77

Shares redeemed:
Initial Class	(8,592)	(17,136)
Service Class	(481)	(989)

	(9,073)	(18,125)

Net increase (decrease) in shares outstanding:
Initial Class	(3,842)	116,684
Service Class	140	3,954

	(3,702)	120,638

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Jennison Growth VP
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Period ended		Initial Class
	June 30, 2011		Year Ended December 31,
	(unaudited)		2010		2009	2008	2007	2006
Net asset value
Beginning of period/year	$7.90		$7.04		$5.00	$8.25	$7.86	$8.55
Investment operations
Net investment income(A)	—	(B)	0.01		0.01	0.02	0.01	0.01
Net realized and unrealized gain (loss)	0.68		0.85		2.04	(2.99)	0.86	0.08

Total operations	0.68		0.86		2.05	(2.97)	0.87	0.09

Distributions
From net investment income	—		—	(B)	(0.01)	(0.01)	(0.01)	—
From net realized gains	—		—		—	(0.27)	(0.47)	(0.78)

Total distributions	—		—	(B)	(0.01)	(0.28)	(0.48)	(0.78)

Net asset value
End of period/year	$8.58		$7.90		$7.04	$5.00	$8.25	$7.86

Total return(C)	8.61	%(D)	12.26%		41.00%	(37.01%)	11.51%	1.96%
Net assets end of period/year (000’s)	$1,548,590		$1,456,916		$476,900	$192,623	$161,847	$145,174
Ratio and supplemental data
Expenses to average net assets	0.74	%(E)	0.78%		0.85%	0.86%	0.86%	0.87%
Net investment income, to average net assets	0.10	%(E)	0.17%		0.16%	0.29%	0.16%	0.07%
Portfolio turnover rate	30	%(D)	72%		76%	74%	72%	78%
For a share outstanding throughout each period

Period ended	Service Class
June 30, 2011	Year Ended December 31,
(unaudited)	2010	2009	2008	2007	2006
Net asset value
Beginning of period/year	$7.78	$6.95	$4.94	$8.16	$7.79	$8.51
Investment operations
Net investment loss(A)	(0.01)	(0.01)	(0.01)	—	(B)	(0.01)	(0.02)
Net realized and unrealized gain (loss)	0.67	0.84	2.02	(2.95)	0.85	0.08

Total operations	0.66	0.83	2.01	(2.95)	0.84	0.06

Distributions
From net investment income	—	—	(B)	—	—	—	—
From net realized gains	—	—	—	(0.27)	(0.47)	(0.78)

Total distributions	—	—	(A)	—	(0.27)	(0.47)	(0.78)

Net asset value
End of period/year	$8.44	$7.78	$6.95	$4.94	$8.16	$7.79

Total return(C)	8.48	%(D)	11.97%	40.69%	(37.11%)	11.28%	1.60%
Net assets end of period/year (000’s)	$38,571	$34,487	$3,324	$695	$1,223	$838
Ratio and supplemental data
Expenses to average net assets	0.99	%(E)	1.03%	1.10%	1.11%	1.11%	1.12%
Net investment income (loss), to average net assets	(0.14	%)(E)	(0.07%)	(0.13%)	0.01%	(0.13%)	(0.21%)
Portfolio turnover rate	30	%(D)	72%	76%	74%	72%	78%

(A)	Calculated based on average number of shares outstanding.

(B)	Rounds to less than $0.01 or $(0.01).

(C)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(D)	Not annualized.

(E)	Annualized.
Note: Prior to January 1, 2010, all of the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Jennison Growth VP
NOTES TO FINANCIAL STATEMENTS
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Jennison Growth VP (the “Fund”) is part of TST.
The Fund currently offers two classes of shares; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund, including investment objectives and strategies.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian and, pursuant to the terms of the repurchase agreements, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund bears the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rates in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.
Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Fund’s securities exposes the Fund to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Fund seeks to increase its net investment income through the receipt of interest (after rebates and fees).
Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2011 are shown in the Schedule of Investments and Statement of Assets and Liabilities.
Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.
Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.
Commissions recaptured during the period ended June 30, 2011 of $108, are included in net realized gain (loss) in the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Jennison Growth VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. (continued)
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.
Foreign taxes: The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests.
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities (common and preferred stock): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Jennison Growth VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 2. (continued)
Securities lending collateral: Securities lending collateral is a money market fund which is valued at the net assets of the underlying portfolios and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM’s”) Valuation Committee under the supervision of the Fund’s Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When the Fund must use fair valuation methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.
The hierarchy classification of inputs used to value the Fund’s investments at June 30, 2011 are disclosed in the Valuation Summary of the Fund’s Schedule of Investments. Transfers between Levels are considered to have occurred at the end of the reporting period.
There were no significant transfers between Level 1 and Level 2 during the period ended June 30, 2011.
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.
TAM, the Fund’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TFS, and TCI. None of the non-independent trustees receive compensation for services as trustees of the Fund or the entities that invest in the Fund.
The following schedule reflects the percentage of Fund’s assets owned by affiliated investment companies at June 30, 2011:

	Market	% of Net
	Value	Assets
Transamerica Asset Allocation-Conservative VP	$92,779	5.85%
Transamerica Asset Allocation-Growth VP	192,857	12.15
Transamerica Asset Allocation-Moderate VP	288,435	18.17
Transamerica Asset Allocation-Moderate Growth VP	701,237	44.18
Transamerica BlackRock Tactical Allocation VP	38,561	2.43

Total	$1,313,869	82.78%

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Jennison Growth VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
Investment advisory fee: The Fund pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $250 million	0.80%
Over $250 million up to $500 million	0.75%
Over $500 million up to $1 billion	0.70%
Over $1 billion.	0.60%
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees and certain extraordinary expenses, exceed the following stated annual limit:
0.94% Expense Limit
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived fees.
During the period ended June 30, 2011, there were no amounts reimbursed/waived or recaptured by the adviser. There are no amounts available for recapture by the adviser as of June 30, 2011.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2012. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Jennison Growth VP
NOTES TO FINANCIAL STATEMENTS (continued) At June 30, 2011 (all amounts in thousands) (unaudited)
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2011 were as follows:

Purchases of securities:
Long-term	$464,210
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	492,464
U.S. Government	—
NOTE 5. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax provisions taken for all open tax years (2008 — 2010), or expected to be taken in the Fund’s 2011 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, structured notes, foreign bonds, swaps, net operating losses, distribution reclasses for REITs, passive foreign investment companies, foreign currency transactions, capital loss carryforwards, and post-October loss deferrals.
NOTE 6. REORGANIZATION
On April 30, 2010, Transamerica Jennison Growth VP acquired all of the net assets of Transamerica T. Rowe Price Growth Stock VP and Transamerica Marsico Growth VP pursuant to a Plan of Reorganization. Transamerica Jennison Growth VP is the accounting survivor. The purpose of the transaction was to achieve a more cohesive, focused, and streamlined fund complex. The acquisition was accomplished by a tax-free exchange of 124,549 shares of Transamerica Jennison Growth VP for 17,804 shares of Transamerica T. Rowe Price Growth Stock VP and 54,612 shares of Transamerica Marsico Growth VP outstanding on April 30, 2010. Transamerica T. Rowe Price Growth Stock VP’s net assets at that date, $368,799, including $38,491 unrealized appreciation, were combined with those of Transamerica Jennison Growth VP. Transamerica Marsico Growth VP’s net assets at that date, $538,906, including $42,496 unrealized appreciation, were combined with those of Transamerica Jennison Growth VP. The aggregate net assets of Transamerica Jennison Growth VP immediately before the acquisition was $514,061; the combined net assets of Transamerica Jennison Growth VP immediately after the acquisition was $1,421,766. In the acquisition, Transamerica Jennison Growth VP retained certain capital loss carryforwards from Transamerica T. Rowe Price Growth Stock VP and Transamerica Marsico Growth VP in the amount of $119,654. Shares issued with the acquisition was as follows:
Transamerica T. Rowe Price Growth Stock VP

Class	Shares	Amount

Initial	49,524	$361,068

Service	1,075	7,731
Transamerica Marsico Growth VP

Class	Shares	Amount

Initial	71,501	$521,290

Service	2,449	17,616

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Jennison Growth VP
NOTE 6. (continued)
The exchange ratio of the reorganization for the Fund is as follows (Transamerica Jennison Growth VP shares issuable/ Transamerica T. Rowe Price Growth Stock VP):
Transamerica T. Rowe Price Growth Stock VP

Class	Exchange Ratio

Initial	2.84

Service	2.86
The exchange ratio of the reorganization for the class is as follows (Transamerica Jennison Growth VP shares issuable/ Transamerica Marsico Growth VP):
Transamerica Marsico Growth VP

Class	Exchange Ratio

Initial	1.35

Service	1.36
NOTE 7. SUBSEQUENT EVENT
Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Jennison Growth VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 8-9, 2011, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Jennison Growth VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and Jennison Associates LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2012. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser, as well as information about the performance of a composite of comparable accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the investment approach for the Portfolio. The Trustees considered the services provided by TAM for the portion of the management fee it retains after payment of the Sub-Adviser's fee, including oversight of the performance of administrative, recordkeeping, shareholder relations, regulatory reporting and other functions of the Portfolio as well as "manager of managers" services TAM provides in the form of selection and oversight of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM's management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio's operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2010. The Board noted that the performance of the Initial Class of the Portfolio was below the median for its peer universe for the past 1- and 5-year periods, above the median for the past 3-year period and in line with the median for the past 10-year period. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Portfolio. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information about TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio, including the amount of the management fee retained by TAM following payment of the sub-advisory fee. The Trustees noted that the Portfolio’s contractual management fee was above the median for its peer group and in line with the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the median for its peer group and below the median for its peer universe. The Trustees noted the profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Jennison Growth VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)
(unaudited)
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice. The Trustees also noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.
Other considerations. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica JPMorgan Core Bond VP
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at January 1, 2011 and held for the entire period until June 30, 2011.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (B)
	Beginning	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized
Fund Name	Account Value	Value	During Period (A)	Value	During Period (A)	Expense Ratio

Transamerica JPMorgan Core Bond VP
Initial Class	$1,000.00	$1,027.70	$2.87	$1,021.97	$2.86	0.57%
Service Class	1,000.00	1,026.10	4.12	1,020.73	4.11	0.82

(A)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(B)	5% return per year before expenses.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2011
(the following chart summarizes the Schedule of Investments of the Fund by asset type)
(unaudited)

% of Net
Asset Type	Assets

U.S. Government Agency Obligations	40.5%
U.S. Government Obligations	21.9
Corporate Debt Securities	16.1
Mortgage-Backed Securities	12.4
Repurchase Agreement	6.9
Securities Lending Collateral	4.8
Asset-Backed Securities	2.1
Foreign Government Obligations	0.3%
Convertible Bond	0.2
Municipal Government Obligations	0.1
Other Assets and Liabilities — Net	(5.3)

Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica JPMorgan Core Bond VP
SCHEDULE OF INVESTMENTS
At June 30, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS — 21.9%
U.S. Treasury Bond
6.25%, 05/15/2030	$100	$129
7.50%, 11/15/2016	2,850	3,677
8.00%, 11/15/2021	500	712
8.13%, 08/15/2019	537	752
8.50%, 02/15/2020	815	1,171
8.75%, 05/15/2017 — 08/15/2020	2,805	4,098
11.25%, 02/15/2015	250	340
U.S. Treasury Note
2.63%, 02/29/2016	50	52
2.75%, 05/31/2017 — 12/31/2017	420	434
3.13%, 10/31/2016 — 05/15/2019	1,455	1,514
3.25%, 12/31/2016 — 03/31/2017	4,750	5,063
3.50%, 02/15/2018	100	107
4.75%, 08/15/2017	535	615
U.S. Treasury STRIPS
0.23%, 08/15/2012 ▲	250	249
0.73%, 02/15/2014 ▲	300	294
0.80%, 05/15/2014 ▲	270	264
1.06%, 11/15/2014 ▲	100	96
1.79%, 05/15/2016 ▲	2,200	2,016
1.91%, 08/15/2016 ▲	1,850	1,678
2.01%, 11/15/2016 ▲	500	449
2.15%, 02/15/2017 ▲	9,350	8,296
2.33%, 08/15/2017 ▲	500	434
2.41%, 11/15/2017 ▲	250	215
2.51%, 02/15/2018 ▲	50	42
2.67%, 08/15/2018 ▲	100	83
2.83%, 02/15/2019 ▲	155	125
2.90%, 05/15/2019 ▲	150	120
2.97%, 08/15/2019 ▲	850	669
3.16%, 02/15/2020 ▲	150	114
3.18%, 05/15/2020 ▲	150	113
3.26%, 05/15/2020 ▲	4,752	3,569
3.33%, 08/15/2020 ▲	3,450	2,553
3.38%, 11/15/2020 ▲	100	73
3.57%, 08/15/2021 ▲	300	210
3.62%, 11/15/2021 ▲	750	516
3.68%, 02/15/2022 ▲	350	237
3.87%, 02/15/2023 ▲	750	480
4.07%, 05/15/2024 ▲	200	119
4.14%, 11/15/2024 ▲	200	115
4.30%, 02/15/2026 ▲	100	54
4.36%, 11/15/2026 ▲	150	77
4.40%, 05/15/2027 ▲	350	175
4.42%, 08/15/2027 ▲	200	99
4.45%, 02/15/2028 ▲	200	96
4.46%, 05/15/2028 ▲	50	24
4.47%, 08/15/2028 ▲	250	117
4.50%, 02/15/2029 ▲	500	227
4.51%, 05/15/2029 ▲	150	67
4.54%, 11/15/2029 ▲	100	44
4.55%, 02/15/2030 ▲	1,225	528
4.57%, 08/15/2030 ▲	350	147
4.58%, 11/15/2030 ▲	275	114
4.60%, 08/15/2031 ▲	350	140
4.61%, 02/15/2032 ▲	200	78
4.63%, 08/15/2032 ▲	$50	$19
4.64%, 11/15/2032 ▲	100	37
4.65%, 05/15/2033 ▲	200	73
4.66%, 08/15/2033 ▲	400	143
4.67%, 11/15/2033 ▲	200	71
4.67%, 02/15/2034 ▲	200	70
4.68%, 05/15/2034 ▲	100	35
4.71%, 02/15/2035 ▲	50	17

Total U.S. Government Obligations (cost $41,582)		44,245

U.S. GOVERNMENT AGENCY OBLIGATIONS — 40.5%
Fannie Mae
Zero Coupon, 06/01/2017	300	257
0.44%, 06/27/2036 *	431	427
0.54%, 04/25/2035 — 08/25/2036 *	338	337
2.49%, 01/01/2036 *	173	182
2.97%, 11/01/2018	495	486
3.65%, 07/25/2021	866	869
3.76%, 07/25/2021	1,000	1,005
4.00%, 07/01/2018 — 04/25/2033	568	569
4.25%, 04/01/2021	500	510
4.38%, 04/01/2021	400	416
4.39%, 05/01/2021	250	260
4.50%, 08/01/2018 — 08/25/2033	2,889	3,087
5.00%, 12/01/2016 — 08/01/2024	4,075	4,431
5.23%, 01/01/2038 *	178	191
5.50%, 03/01/2017 — 04/25/2038	4,985	5,434
5.75%, 06/25/2033	750	831
6.00%, 08/01/2014 — 08/25/2037	3,339	3,611
6.35%, 12/25/2042 *	276	316
6.50%, 03/01/2017 — 05/25/2044	1,662	1,851
6.50%, 10/25/2042 *	80	91
6.79%, 07/25/2023 *	538	646
7.00%, 09/01/2017 — 11/25/2031	968	1,106
7.21%, 08/25/2033 — 12/25/2042 *	337	349
8.00%, 05/25/2022 — 06/01/2039	196	226
8.80%, 03/25/2034 *	87	82
9.00%, 10/01/2019 — 06/01/2025	63	70
9.50%, 06/25/2018	100	114
10.00%, 03/25/2032 *	24	25
10.93%, 07/25/2035 *	181	192
12.19%, 09/25/2033 *	72	72
13.27%, 07/25/2033 *	204	223
13.63%, 03/25/2038 *	57	65
14.14%, 12/25/2032 *	55	65
14.33%, 12/25/2031 *	33	35
15.13%, 11/25/2031 *	129	162
15.99%, 05/25/2034 *	129	160
16.91%, 07/25/2035 *	248	303
19.01%, 04/25/2034 — 05/25/2034 *	643	865
19.29%, 08/25/2032 *	142	186
23.26%, 05/25/2034 *	48	67
23.89%, 03/25/2036 *	137	180
24.58%, 02/25/2032 *	35	54
25.46%, 10/25/2036 *	60	85
25.82%, 12/25/2036 *	79	117
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica JPMorgan Core Bond VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Fannie Mae, IO
0.98%, 08/25/2042 *	$1,380	$32
4.00%, 10/25/2014	526	46
4.84%, 04/25/2041 *	926	75
5.00%, 03/25/2023	390	39
5.50%, 05/25/2033	26	2
5.66%, 09/25/2038 — 09/25/2038 *	1,100	135
5.72%, 02/25/2038 *	930	127
5.91%, 06/25/2037 *	598	74
5.99%, 12/25/2039 *	294	39
6.01%, 03/25/2038 *	261	35
6.23%, 04/25/2040 *	406	59
6.31%, 06/25/2023 *	215	28
6.35%, 09/25/2037 *	219	31
6.36%, 02/25/2039 *	293	41
6.39%, 06/25/2036 *	280	46
6.49%, 01/25/2038 *	190	15
6.50%, 05/25/2033	154	34
6.96%, 07/25/2037 *	503	95
7.00%, 06/25/2033	147	29
Fannie Mae, PO
01/25/2019 — 11/25/2036	5,132	2,366
Fannie Mae STRIPS PO
3.90%, 11/15/2021 ▲	400	260
Freddie Mac
0.63%, 02/15/2037 *	107	107
2.69%, 09/01/2034 *	139	146
3.88%, 11/01/2036 *	142	148
4.00%, 05/01/2019 — 03/15/2032	570	598
4.50%, 12/15/2018 — 05/01/2041	1,997	2,080
4.72%, 09/20/2012	193	201
4.80%, 01/15/2035 *	5	5
4.92%, 02/01/2036 *	863	919
4.99%, 01/01/2035 *	323	346
5.00%, 10/01/2017 — 05/15/2023	1,804	1,966
5.50%, 09/15/2013 — 05/15/2038	4,206	4,670
5.55%, 05/01/2036 *	241	257
5.74%, 10/01/2036 *	141	148
6.00%, 12/15/2013 — 09/15/2036	2,628	2,883
6.01%, 06/01/2036 *	499	540
6.22%, 03/01/2037 *	159	168
6.28%, 02/01/2037 *	343	360
6.38%, 03/15/2032	392	435
6.40%, 11/15/2023	141	151
6.47%, 12/01/2036 *	72	77
6.50%, 10/15/2013 — 02/25/2043	3,936	4,419
6.63%, 08/01/2036 *	175	180
6.68%, 07/01/2036 — 10/01/2036 *	252	262
7.00%, 03/15/2024 — 02/25/2043	4,008	4,554
7.03%, 10/15/2015 *	167	169
7.05%, 07/25/2032 *	320	366
7.25%, 09/15/2030 — 12/15/2030	667	797
7.50%, 02/15/2023 — 08/15/2030	407	464
7.50%, 08/25/2042 *	128	149
8.00%, 01/15/2030	484	573
8.50%, 09/15/2020	84	95
Freddie Mac (continued)
8.72%, 10/15/2033 — 11/15/2033 *	$174	$165
8.79%, 01/15/2034 — 04/15/2034 *	714	693
8.87%, 10/15/2033 *	48	46
9.89%, 07/15/2032 *	207	235
11.63%, 11/15/2033 *	41	41
11.63%, 09/15/2033 *	13	13
12.91%, 07/15/2033 *	299	334
13.83%, 05/15/2030 *	121	138
14.42%, 09/15/2033 *	64	76
16.88%, 02/15/2040 *	100	132
23.81%, 06/15/2034 *	258	338
Freddie Mac, IO
1.34%, 09/15/2011	638	1
1.42%, 09/15/2012	377	5
4.50%, 07/15/2037	749	76
4.58%, 01/15/2040 *	927	67
5.00%, 09/15/2035	406	81
5.50%, 07/15/2024	116	11
5.81%, 11/15/2037 — 02/15/2039 *	1,079	128
6.01%, 06/15/2038 *	1,214	166
6.23%, 11/15/2037 *	409	60
6.61%, 04/15/2038 *	314	50
6.81%, 02/15/2033 *	52	2
6.91%, 03/13/2033 — 07/15/2036 *	644	67
7.36%, 02/15/2033 *	42	2
7.51%, 07/15/2017 *	285	27
7.81%, 03/15/2032 *	137	28
Freddie Mac, PO
03/15/2019 — 01/15/2040	2,663	2,335
Ginnie Mae
5.00%, 04/16/2023	1,000	1,110
5.50%, 12/20/2013 — 01/16/2033	1,580	1,745
6.00%, 08/20/2016	257	281
6.50%, 03/15/2023 — 06/20/2033	5,223	5,925
7.00%, 07/15/2017 — 10/20/2031	66	70
7.33%, 11/20/2030	41	47
7.50%, 11/20/2029 — 09/20/2030	280	313
8.00%, 01/15/2016 — 06/20/2030	183	208
8.50%, 02/16/2030	472	566
9.00%, 05/16/2027	32	37
13.03%, 10/20/2037 *	170	194
15.99%, 06/17/2035 *	116	143
16.31%, 05/18/2034 *	101	125
19.15%, 04/16/2034 *	110	153
19.65%, 09/20/2037 *	96	124
28.55%, 09/20/2034 *	119	176
31.70%, 04/20/2031 *	29	52
Ginnie Mae, IO
5.50%, 01/20/2032 — 10/16/2037	929	154
5.51%, 12/20/2038 *	283	33
5.64%, 02/20/2038 *	477	61
5.81%, 11/20/2037 *	470	59
5.89%, 06/20/2039 *	440	59
5.91%, 10/20/2034 — 08/20/2039 *	1,249	172
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica JPMorgan Core Bond VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Ginnie Mae, IO (continued)
6.01%, 03/20/2037 — 06/20/2038 *	$878	$116
6.08%, 04/20/2039 *	500	62
6.11%, 09/20/2035 — 03/20/2039 *	1,280	165
6.16%, 03/20/2039 *	505	74
6.21%, 05/16/2038 — 06/16/2039 *	1,819	270
6.28%, 06/16/2037 *	384	59
6.31%, 03/16/2034 — 10/20/2037 *	1,254	165
6.36%, 11/20/2037 — 12/20/2037 *	463	70
6.50%, 03/20/2039	221	38
6.51%, 07/20/2036 *	333	44
6.56%, 11/20/2033 — 07/20/2037 *	853	133
6.59%, 08/20/2037 *	718	115
6.62%, 04/16/2037 *	208	34
6.71%, 03/20/2038 *	243	39
6.76%, 10/20/2032 *	500	87
7.76%, 04/16/2032 *	239	50
Ginnie Mae, PO
02/17/2033 — 11/16/2037	895	750
Residual Funding Corp. STRIPS PO
3.31%, 07/15/2020 ▲	200	146
Tennessee Valley Authority
4.63%, 09/15/2060	22	21
Tennessee Valley Authority Generic STRIPS
3.15%, 05/01/2019 ▲	200	152

Total U.S. Government Agency Obligations (cost $76,791)		82,165

FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
Province of Ontario Canada
2.70%, 06/16/2015	100	104
United Mexican States
6.38%, 01/16/2013	75	81
7.50%, 04/08/2033	300	379

Total Foreign Government Obligations (cost $471)		564

MORTGAGE-BACKED SECURITIES — 12.4%
American General Mortgage Loan Trust Series 2009-1, Class A4
5.75%, 09/25/2048 — 144A *	250	252
Series 2009-1, Class A5
5.75%, 09/25/2048 — 144A *	200	202
Series 2009-1, Class A7
5.75%, 09/25/2048 — 144A *	200	203
Series 2010-1A, Class A1
5.15%, 03/25/2058 — 144A *	143	147
ASG Resecuritization Trust Series 2009-1, Class A60
5.31%, 06/26/2037 — 144A *	281	283
Series 2009-2, Class A55
5.36%, 05/24/2036 — 144A *	136	137
Series 2009-3, Class A65
5.35%, 03/26/2037 — 144A *	306	306
Series 2009-4, Class A60
6.00%, 06/28/2037 — 144A	329	344
Series 2010-3, Class 2A22
0.41%, 10/28/2036 — 144A *	200	197
Banc of America Alternative Loan Trust
Series 2003-7, Class 2A4
5.00%, 09/25/2018	$59	$61
Banc of America Commercial Mortgage, Inc.
Series 2005-6, Class ASB
5.37%, 09/10/2047 *	136	144
Banc of America Funding Corp.
Series 2010-R11A, Class 1A6
5.42%, 08/26/2035 — 144A *	187	196
Banc of America Funding Corp., PO
Series 2004-1
03/25/2034	89	67
Series 2005-7, Class 30
11/25/2035	139	93
Series 2005-8, Class 30
01/25/2036	53	36
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2005-3, Class AM
4.73%, 07/10/2043	50	50
Banc of America Mortgage Securities, Inc.
Series 2004-3, Class 1A26
5.50%, 04/25/2034	400	410
BCAP LLC Trust
Series 2010-RR7, Class 2A1
5.28%, 07/26/2045 — 144A *	352	346
Bear Stearns Adjustable Rate Mortgage Trust
Series 2006-1, Class A1
2.52%, 02/25/2036 *	277	246
Chase Mortgage Finance Corp.
Series 2007-A2, Class 2A1
3.06%, 07/25/2037 *	195	193
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 2A5
5.25%, 10/25/2033	250	253
Series 2011-3, Class 1A1
0.27%, 02/25/2047 — 144A *	177	173
Series 2011-5, Class 1A1
0.38%, 02/25/2046 §	146	133
Commercial Mortgage Pass-Through Certificates
Series 2001-J2A, Class B
6.30%, 07/16/2034 — 144A	4,000	4,014
Countrywide Alternative Loan Trust
Series 2004-18CB, Class 2A4
5.70%, 09/25/2034	160	164
Series 2004-2CB, Class 1A9
5.75%, 03/25/2034	383	364
Series 2005-26CB, Class A10
12.71%, 07/25/2035 *	17	17
Series 2005-28CB, Class 1A4
5.50%, 08/25/2035	486	385
Series 2005-54CB, Class 1A11
5.50%, 11/25/2035	200	167
Countrywide Alternative Loan Trust, IO
Series 2005-20CB, Class 3A8
4.56%, 07/25/2035 *	887	96
Series 2005-22T1, Class A2
4.88%, 06/25/2035 *	1,846	183
Series 2005-J1, Class 1A4
4.91%, 02/25/2035 *	983	99
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica JPMorgan Core Bond VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Countrywide Alternative Loan Trust, PO
Series 2003-J1
10/25/2033	$81	$59
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2004-7, Class 2A1
2.28%, 06/25/2034 *	78	70
Series 2004-8, Class 2A1
4.50%, 06/25/2019	139	144
Series 2004-HYB1, Class 2A
2.88%, 05/20/2034 *	73	63
Series 2005-22, Class 2A1
3.08%, 11/25/2035 *	417	280
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4
5.25%, 09/25/2033	203	208
Series 2003-27, Class 5A4
5.25%, 11/25/2033	244	253
Series 2004-5, Class 3A1
5.25%, 08/25/2019	94	96
Credit Suisse First Boston Mortgage Securities Corp., PO
Series 2002-34, Class 3P
01/25/2033	45	38
Credit Suisse Mortgage Capital Certificates
Series 2010-11R, Class A1
1.19%, 06/28/2047 — 144A *	198	195
Series 2010-12R, Class 14A1
4.43%, 09/26/2046 — 144A *	140	136
Series 2011-6R, Class 3A1
3.16%, 07/28/2036 — 144A *	173	163
Series 2011-7R, Class A1
1.00%, 08/28/2047 — 144A *	487	481
Deutsche Mortgage Securities, Inc.
Series 2010-RS2, Class A1
1.44%, 06/28/2047 — 144A *	255	254
First Horizon Asset Securities, Inc.
Series 2004-AR7, Class 2A1
2.74%, 02/25/2035 *	53	51
GE Capital Commercial Mortgage Corp.
Series 2001-2, Class B
6.44%, 08/11/2033	3,000	3,000
GMAC Mortgage Corp., Loan Trust
Series 2003-J7, Class A10
5.50%, 11/25/2033	117	118
GSMPS Mortgage Loan Trust
Series 2005-RP2, Class 1AF
0.54%, 03/25/2035 — 144A *	361	307
GSR Mortgage Loan Trust
Series 2004-6F, Class 2A4
5.50%, 05/25/2034	514	535
Series 2005-7F, Class 3A9
6.00%, 09/25/2035	375	362
Series 2006-1F, Class 2A4
6.00%, 02/25/2036	231	187
Series 2007-1F, Class 2A4
5.50%, 01/25/2037	500	471
Impac Secured Assets CMN Owner Trust
Series 2006-1, Class 2A1
0.54%, 05/25/2036 *	118	109
Series 2006-2, Class 2A1
0.54%, 08/25/2036 *	$141	$125
IndyMac Index Mortgage Loan Trust, IO
Series 2005-AR11, Class A7
0.26%, 08/25/2035 *	1,667	10
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3
2.96%, 11/25/2033 *	194	196
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1
2.80%, 04/21/2034 *	139	135
Series 2004-13, Class 3A7
2.84%, 11/21/2034 *	100	95
Series 2004-3, Class 4A2
2.28%, 04/25/2034 *	66	60
MASTR Alternative Loans Trust
Series 2004-10, Class 1A1
4.50%, 09/25/2019	165	168
Series 2004-5, Class 5A1
4.75%, 06/25/2019	151	155
MASTR Resecuritization Trust, PO
Series 2005, Class 3
05/28/2035 — 144A	322	209
Merrill Lynch Mortgage Trust
Series 2005-MCP1, Class ASB
4.67%, 06/12/2043 *	236	247
MLCC Mortgage Investors, Inc.
Series 2004-1, Class 2A1
2.19%, 12/25/2034 *	288	281
Morgan Stanley Re-REMIC Trust
Series 2011-IO, Class A
2.50%, 03/23/2051 — 144A 3	300	299
Mortgage IT Trust
Series 2005-1, Class 1A1
0.51%, 02/25/2035 *	87	67
Nomura Asset Acceptance Corp.
Series 2003-A1, Class A2
6.00%, 05/25/2033	19	19
Series 2003-A1, Class A5
7.00%, 04/25/2033	20	20
PHH Alternative Mortgage Trust, IO
Series 2007-2, Class 2X
6.00%, 05/25/2037	513	78
RBSSP Resecuritization Trust
Series 2010-9, Class 7A5
4.00%, 05/26/2037 — 144A *	250	243
Residential Accredit Loans, Inc.
Series 2002-QS16, Class A3
16.23%, 10/25/2017 *	35	38
Series 2003-QS19, Class A1
5.75%, 10/25/2033	193	200
Series 2003-QS3, Class A2
16.09%, 02/25/2018 *	34	37
Series 2004-QS3, Class CB
5.00%, 03/25/2019	240	242
Residential Funding Mortgage Securities I, PO
Series 2004-S6, Class 2A6
06/25/2034	66	49
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica JPMorgan Core Bond VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Sequoia Mortgage Trust
Series 2003-1, Class 1A
0.57%, 04/20/2033 *	$206	$192
Station Place Securitization Trust
Series 2010-1, Class A
1.19%, 12/20/2042 — 144A *	500	496
Structured Asset Mortgage Investments, Inc.
Series 2004-AR5, Class 1A1
0.52%, 10/19/2034 *	46	41
Structured Asset Securities Corp.
Series 2003-21, Class 1A3
5.50%, 07/25/2033	30	30
Series 2003-29, Class 1A1
4.75%, 09/25/2018	497	510
Series 2003-33H, Class 1A1
5.50%, 10/25/2033	214	218
Series 2005-6, Class 4A1
5.00%, 05/25/2035	54	53
TIAA Seasoned Commercial Mortgage Trust
Series 2007-C4, Class A3
5.98%, 08/15/2039 *	50	55
Vendee Mortgage Trust
Series 1997-1, Class 2Z
7.50%, 02/15/2027	845	987
WaMu Mortgage Pass-Through Certificates
Series 2003-AR6, Class A1
2.57%, 06/25/2033 *	139	139
Series 2003-S11, Class 2A5
16.54%, 11/25/2033 *	56	58
Series 2003-S9, Class A8
5.25%, 10/25/2033	300	312
Series 2004-AR3, Class A2
2.58%, 06/25/2034 *	72	70
Series 2005-4, Class CB7
5.50%, 06/25/2035	473	395
WaMu Mortgage Pass-Through Certificates, IO
Series 2005-2, Class 1A4
4.86%, 04/25/2035 *	1,402	145
Series 2005-3, Class CX
5.50%, 05/25/2035	466	68
WaMu Mortgage Pass-Through Certificates, PO
Series 2002-S7, Class 2P
11/25/2017	111	106
Series 2003-MS7, Class P
03/25/2033	55	48
Wells Fargo Mortgage Backed Securities Trust
Series 2003-K, Class 1A1
4.45%, 11/25/2033 *	97	95
Series 2004-7, Class 2A2
5.00%, 07/25/2019	115	118
Series 2004-BB, Class A4
2.75%, 01/25/2035 *	165	161
Series 2004-EE, Class 3A1
2.88%, 12/25/2034 *	81	81
Series 2004-V, Class 1A1
2.78%, 10/25/2034 *	149	146
Series 2005-AR8, Class 2A1
2.81%, 06/25/2035 *	108	104

Total Mortgage-Backed Securities (cost $24,708)		25,142

ASSET-BACKED SECURITIES — 2.1%
AH Mortgage Advance Trust
Series 2010-ADV1, Class A1
3.97%, 08/15/2022 — 144A	$210	$214
Series SART-1, Class A1
2.63%, 05/10/2042 — 144A	117	117
Series SART-1, Class A2
3.37%, 05/10/2043 — 144A	354	356
AmeriCredit Automobile Receivables Trust
Series 2008-AF, Class A3
5.68%, 12/12/2012	1	1
Series 2010-3, Class A3
1.14%, 04/08/2015	110	110
Series 2011-3, Class A2
0.84%, 11/10/2014	155	155
Bank of America Auto Trust
Series 2010-2, Class A4
1.94%, 06/15/2017	125	127
CarMax Auto Owner Trust
Series 2011-1, Class A3
1.29%, 09/15/2015	120	121
Series 2011-1, Class A4
2.16%, 09/15/2016	130	132
Chase Funding Mortgage Loan Asset-Backed Certificates
Series 2003-6, Class 1A7
4.28%, 11/25/2034 *	155	148
Chrysler Financial Auto Securitization Trust
Series 2010-A, Class A3
0.91%, 08/08/2013	200	201
CNH Equipment Trust
Series 2009-A, Class A3
5.28%, 11/15/2012	7	7
Continental Airlines Pass-Through Trust
Series 2007-1A, Class A
5.98%, 04/19/2022	47	49
Credit-Based Asset Servicing and
Securitization LLC
Series 2006-CB1, Class AF2
5.23%, 01/25/2036 *	33	21
Delta Air Lines, Inc., Pass-Through Trust
Series 2011-1, Class A
5.30%, 04/15/2019	26	26
Ford Credit Auto Lease Trust
Series 2011-A, Class A2
1.00%, 09/15/2013	180	180
Ford Credit Auto Owner Trust
Series 2009-B, Class A3
2.79%, 08/15/2013	80	80
Series 2009-B, Class A4
4.50%, 07/15/2014	125	131
GE Capital Credit Card Master Note Trust
Series 2009-2, Class A
3.69%, 07/15/2015	200	206
Honda Auto Receivables Owner Trust
Series 2011-1, Class A4
1.80%, 04/17/2017	75	76
Hyundai Auto Receivables Trust
Series 2010-B, Class A3
0.97%, 04/15/2015	60	60
Series 2010-B, Class A4
1.63%, 03/15/2017	65	65
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica JPMorgan Core Bond VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

ASSET-BACKED SECURITIES (continued)
John Deere Owner Trust
Series 2009-A, Class A3
2.59%, 10/15/2013	$29	$29
Series 2011-A, Class A3
1.29%, 01/15/2016	40	40
LAI Vehicle Lease Securitization Trust
Series 2010-A, Class A
2.55%, 09/15/2016 — 144A Ə	201	201
Lake Country Mortgage Loan Trust
Series 2006-HE1, Class A3
0.54%, 07/25/2034 — 144A *	172	166
Newcastle Investment Trust
Series 2011-MH1, Class A
2.45%, 12/10/2033 — 144A	50	50
Nissan Auto Receivables Owner Trust
Series 2010-A, Class A3
0.87%, 07/15/2014	95	95
Series 2010-A, Class A4
1.31%, 09/15/2016	60	60
Real Estate Asset Trust
Series 2011-3A, Class A1
5.44%, 06/25/2031 — 144A	137	137
Residential Credit Solutions Trust
Series 2011-1, Class A1
6.00%, 03/25/2041 — 144A §	141	141
Santander Drive Auto Receivables Trust
Series 2010-A, Class A4
2.39%, 06/15/2017 — 144A	100	102
Series 2011-S2A, Class B
2.06%, 06/15/2017 — 144A	38	38
Saxon Asset Securities Trust
Series 2003-1, Class AF6
4.80%, 06/25/2033 *	93	95
Structured Asset Investment Loan Trust
Series 2005-5, Class A9
0.46%, 06/25/2035 *	100	93
Toyota Auto Receivables Owner Trust
Series 2010-C, Class A3
0.77%, 04/15/2014	150	150
USAA Auto Owner Trust
Series 2009-2, Class A3
1.54%, 10/15/2012	60	61
Series 2009-2, Class A4
2.53%, 06/17/2013	115	118

Total Asset-Backed Securities (cost $4,131)		4,159

MUNICIPAL GOVERNMENT OBLIGATIONS — 0.1%
Port Authority of New York & New Jersey
5.65%, 11/01/2040	100	102
State of Illinois
5.10%, 06/01/2033	200	171

Total Municipal Government Obligations (cost $300)		273

CORPORATE DEBT SECURITIES — 16.1%
Aerospace & Defense — 0.0% ∞
Lockheed Martin Corp.
5.97%, 06/01/2040 — 144A * ˆ	51	53
Air Freight & Logistics — 0.0% ∞
United Parcel Service of America, Inc.
8.38%, 04/01/2020 ˆ	35	47
Automobiles — 0.0% ∞
Daimler Finance North America LLC
7.30%, 01/15/2012	50	52
Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc.
7.75%, 01/15/2019	$165	$208
Coca-Cola Co.
3.63%, 03/15/2014 ˆ	50	53
4.88%, 03/15/2019	65	72
Coca-Cola Refreshments USA, Inc.
8.50%, 02/01/2012	50	52
FBG Finance, Ltd.
5.13%, 06/15/2015 — 144A	75	82
PepsiCo, Inc.
7.90%, 11/01/2018 ˆ	5	6
Biotechnology — 0.1%
Amgen, Inc.
4.50%, 03/15/2020	12	12
5.65%, 06/15/2042	25	25
5.70%, 02/01/2019 ˆ	50	57
5.75%, 03/15/2040 ˆ	41	42
Capital Markets — 1.9%
Bank of New York Mellon Corp.
2.95%, 06/18/2015 ˆ	60	62
4.60%, 01/15/2020 ˆ	30	31
5.13%, 08/27/2013 ˆ	35	38
BlackRock, Inc.
6.25%, 09/15/2017	100	116
BP Capital Markets PLC
3.13%, 03/10/2012	50	51
4.74%, 03/11/2021 ˆ	50	52
5.25%, 11/07/2013 ˆ	150	163
Charles Schwab Corp.
4.95%, 06/01/2014 ˆ	20	22
Credit Suisse USA, Inc.
4.88%, 01/15/2015 ˆ	300	324
5.13%, 01/15/2014 ˆ	125	136
Deutsche Bank AG
3.25%, 01/11/2016 ˆ	100	101
Goldman Sachs Group, Inc.
3.63%, 02/07/2016	20	20
3.70%, 08/01/2015	20	20
5.25%, 10/15/2013 ˆ	50	54
5.95%, 01/18/2018 ˆ	70	75
6.00%, 06/15/2020 ˆ	88	95
6.15%, 04/01/2018	100	109
6.25%, 09/01/2017 ˆ	175	193
7.50%, 02/15/2019	310	360
Jefferies Group, Inc.
6.45%, 06/08/2027	75	75
8.50%, 07/15/2019 ˆ	100	118
Lehman Brothers Holdings, Inc.
7.88%, 08/15/2010 Џ ‡	1,000	261
Macquarie Group, Ltd.
6.25%, 01/14/2021 — 144A	100	100
7.30%, 08/01/2014 — 144A	75	84
Morgan Stanley
4.75%, 04/01/2014 ˆ	145	151
5.30%, 03/01/2013 ˆ	250	264
5.50%, 07/24/2020	138	140
5.63%, 09/23/2019	200	205
7.30%, 05/13/2019 ˆ	100	113
Nomura Holdings, Inc.
5.00%, 03/04/2015	75	79
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica JPMorgan Core Bond VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

Capital Markets (continued)
Northern Trust Corp.
5.50%, 08/15/2013	$23	$25
UBS AG
5.75%, 04/25/2018 ˆ	200	217
Chemicals — 0.3%
Dow Chemical Co.
4.25%, 11/15/2020 ˆ	38	37
E.I. du Pont de Nemours & Co.
1.95%, 01/15/2016 ˆ	58	57
4.90%, 01/15/2041	25	24
6.00%, 07/15/2018 ˆ	150	172
Monsanto Co.
7.38%, 08/15/2012 ˆ	100	107
Potash Corp., of Saskatchewan, Inc.
4.88%, 03/01/2013 ˆ	40	43
PPG Industries, Inc.
5.75%, 03/15/2013	35	38
6.65%, 03/15/2018	40	47
Praxair, Inc.
4.38%, 03/31/2014 ˆ	75	81
Commercial Banks — 1.9%
Australia & New Zealand Banking Group, Ltd.
4.88%, 01/12/2021 — 144A	100	101
Bank of Nova Scotia
1.65%, 10/29/2015 — 144A ˆ	100	98
Barclays Bank PLC
2.50%, 01/23/2013 ˆ	100	102
3.90%, 04/07/2015 ˆ	100	104
5.13%, 01/08/2020 ˆ	100	101
BB&T Corp.
3.85%, 07/27/2012 ˆ	100	103
3.95%, 04/29/2016	50	52
4.90%, 06/30/2017	30	32
5.70%, 04/30/2014	50	55
6.85%, 04/30/2019 ˆ	75	89
Cooperative Centrale Raiffeisen- Boerenleenbank BA
4.50%, 01/11/2021 ˆ	150	153
Corp., Andina de Fomento
5.20%, 05/21/2013	100	107
DnB NOR Boligkreditt
2.10%, 10/14/2015 — 144A	200	198
HSBC Bank PLC
1.63%, 07/07/2014 — 144A	200	200
4.75%, 01/19/2021 — 144A	225	225
KeyCorp
6.50%, 05/14/2013 ˆ	50	54
National Australia Bank, Ltd.
2.75%, 09/28/2015 — 144A	200	200
3.75%, 03/02/2015 — 144A	100	104
PNC Funding Corp.
4.38%, 08/11/2020 ˆ	67	68
5.13%, 02/08/2020 ˆ	65	70
5.25%, 11/15/2015 ˆ	25	27
5.63%, 02/01/2017	25	28
6.70%, 06/10/2019	50	59
Rabobank Nederland NV
2.13%, 10/13/2015 ˆ	52	52
Stadshypotek AB
1.45%, 09/30/2013 — 144A ˆ	$314	$316
U.S. Bancorp
2.88%, 11/20/2014	42	44
4.13%, 05/24/2021 ˆ	34	34
Wachovia Bank NA
6.00%, 11/15/2017	250	279
Wachovia Corp.
5.50%, 05/01/2013	295	317
5.75%, 02/01/2018 ˆ	325	360
Wells Fargo & Co.
3.68%, 06/15/2016 ˆ	100	103
4.60%, 04/01/2021 ˆ	50	50
Commercial Services & Supplies — 0.1%
Allied Waste North America, Inc.
6.88%, 06/01/2017	50	54
Pitney Bowes, Inc.
4.88%, 08/15/2014	90	96
Waste Management, Inc.
7.38%, 03/11/2019 ˆ	35	43
Communications Equipment — 0.1%
Cisco Systems, Inc.
5.50%, 02/22/2016	50	57
5.90%, 02/15/2039	70	74
Computers & Peripherals — 0.2%
Dell, Inc.
4.63%, 04/01/2021 ˆ	65	66
7.10%, 04/15/2028	25	29
Hewlett-Packard Co.
2.95%, 08/15/2012 ˆ	40	41
4.75%, 06/02/2014	50	55
5.40%, 03/01/2017 ˆ	50	57
6.13%, 03/01/2014	100	111
HP Enterprise Services LLC — Series B
6.00%, 08/01/2013	50	55
Consumer Finance — 0.8%
American Express Co.
7.00%, 03/19/2018	50	59
American Express Credit Corp. — Series C
5.88%, 05/02/2013 ˆ	145	156
Capital One Financial Corp.
5.70%, 09/15/2011	20	20
6.25%, 11/15/2013	75	83
6.75%, 09/15/2017	110	127
7.38%, 05/23/2014	40	46
Caterpillar Financial Services Corp. — Series F
4.90%, 08/15/2013	100	108
6.20%, 09/30/2013	125	139
7.05%, 10/01/2018 ˆ	125	153
HSBC Finance Corp.
5.25%, 01/15/2014	100	108
6.38%, 10/15/2011	510	517
Springleaf Finance Corp.
5.38%, 10/01/2012 ˆ	60	60
Toyota Motor Credit Corp.
3.20%, 06/17/2015 ˆ	58	60
Diversified Financial Services — 3.6%
AGL Capital Corp.
5.88%, 03/15/2041	46	48
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica JPMorgan Core Bond VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

Diversified Financial Services (continued)
Allstate Life Global Funding Trust
5.38%, 04/30/2013ˆ	$70	$75
ASIF Global Financing XIX
4.90%, 01/17/2013 — 144A	500	520
Bank of America Corp.
5.00%, 05/13/2021ˆ	45	44
5.63%, 07/01/2020ˆ	45	46
5.75%, 12/01/2017	65	69
7.63%, 06/01/2019ˆ	50	58
Bank of America Corp. — Series L
7.38%, 05/15/2014	100	112
Blackstone Holdings Finance Co., LLC
5.88%, 03/15/2021 — 144A	100	100
Citigroup, Inc.
3.95%, 06/15/2016	26	27
4.59%, 12/15/2015	40	42
5.00%, 09/15/2014	400	419
5.38%, 08/09/2020ˆ	36	38
5.50%, 04/11/2013ˆ	50	53
6.00%, 08/15/2017ˆ	300	329
6.01%, 01/15/2015ˆ	50	55
8.13%, 07/15/2039ˆ	50	63
8.50%, 05/22/2019	50	62
CME Group, Inc.
5.40%, 08/01/2013	250	272
Conoco Funding Co.
7.25%, 10/15/2031	50	62
ConocoPhillips Canada Funding Co. I
5.63%, 10/15/2016ˆ	100	116
Countrywide Financial Corp.
6.25%, 05/15/2016	75	79
Diageo Capital PLC
4.83%, 07/15/2020	25	26
Diageo Finance BV
5.50%, 04/01/2013	75	81
ERAC USA Finance LLC
2.25%, 01/10/2014 — 144A	20	20
4.50%, 08/16/2021 — 144A ˆ	36	36
FUEL Trust
3.98%, 06/15/2016 — 144A	200	198
General Electric Capital Corp.
2.25%, 11/09/2015ˆ	225	221
4.63%, 01/07/2021ˆ	50	50
5.30%, 02/11/2021ˆ	25	26
5.63%, 05/01/2018ˆ	500	548
5.88%, 02/15/2012ˆ	520	538
5.90%, 05/13/2014ˆ	150	167
6.00%, 06/15/2012ˆ	820	863
GTP Acquisition Partners I LLC
4.35%, 06/15/2016 — 144A	102	102
John Deere Capital Corp.
5.25%, 10/01/2012ˆ	75	79
MassMutual Global Funding II
3.63%, 07/16/2012 — 144A	100	103
Merrill Lynch & Co., Inc.
5.45%, 07/15/2014	235	253
6.15%, 04/25/2013ˆ	170	183
6.88%, 04/25/2018ˆ	60	66
Merrill Lynch & Co., Inc. — Series C
6.40%, 08/28/2017	$220	$240
National Rural Utilities Cooperative Finance Corp.
4.75%, 03/01/2014	75	82
Principal Life Global Funding I
5.05%, 03/15/2015 — 144A	100	107
6.25%, 02/15/2012 — 144A	350	362
Rio Tinto Finance USA, Ltd.
3.50%, 11/02/2020 ˆ	12	11
8.95%, 05/01/2014 ˆ	35	42
Textron Financial Corp.
5.40%, 04/28/2013 ˆ	40	42
Tyco International Finance SA
8.50%, 01/15/2019	40	51
Diversified Telecommunication Services — 1.3%
AT&T Corp.
8.00%, 11/15/2031 ˆ	4	5
AT&T, Inc.
4.45%, 05/15/2021	50	51
4.85%, 02/15/2014 ˆ	150	163
4.95%, 01/15/2013 ˆ	210	223
5.10%, 09/15/2014	45	49
5.35%, 09/01/2040	113	107
5.50%, 02/01/2018 ˆ	75	84
5.60%, 05/15/2018 ˆ	75	84
BellSouth Corp.
5.20%, 09/15/2014	5	6
6.00%, 10/15/2011	250	253
BellSouth Telecommunications, Inc.
6.30%, 12/15/2015	34	37
British Telecommunications PLC
9.88%, 12/15/2030	150	206
Centel Capital Corp.
9.00%, 10/15/2019	40	47
CenturyLink, Inc.
6.45%, 06/15/2021	90	89
7.60%, 09/15/2039 ˆ	60	58
Deutsche Telekom International Finance BV
4.88%, 07/08/2014	75	82
8.75%, 06/15/2030 ˆ	25	33
GTE Corp.
6.84%, 04/15/2018 ˆ	200	232
Telecom Italia Capital SA
4.95%, 09/30/2014	100	104
5.25%, 11/15/2013 ˆ	60	63
Telefonica Emisiones SAU
5.86%, 02/04/2013	100	106
5.88%, 07/15/2019	40	42
Verizon Global Funding Corp.
5.85%, 09/15/2035 ˆ	25	26
Verizon Pennsylvania, Inc.
8.35%, 12/15/2030	400	487
Electric Utilities — 0.9%
Alabama Power Co.
6.13%, 05/15/2038	11	12
Carolina Power & Light Co.
5.30%, 01/15/2019	70	78
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica JPMorgan Core Bond VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

Electric Utilities (continued)
CenterPoint Energy Houston Electric LLC - Series M2
5.75%, 01/15/2014	$60	$66
Cleveland Electric Illuminating Co.
7.88%, 11/01/2017	50	61
Columbus Southern Power Co. — Series G
6.05%, 05/01/2018	30	34
Duke Energy Corp.
5.63%, 11/30/2012	100	106
6.25%, 01/15/2012	100	103
Duke Energy Indiana, Inc.
6.35%, 08/15/2038	80	91
Exelon Generation Co., LLC
4.00%, 10/01/2020 ˆ	60	57
Florida Power & Light Co.
5.95%, 02/01/2038 ˆ	50	55
Florida Power Corp.
4.80%, 03/01/2013	50	53
Indiana Michigan Power Co.
7.00%, 03/15/2019 ˆ	30	36
Jersey Central Power & Light Co.
7.35%, 02/01/2019	15	18
KCP&L Greater Missouri Operations Co.
11.88%, 07/01/2012	90	99
Nevada Power Co.
5.38%, 09/15/2040 ˆ	12	12
Nextera Energy Capital Holdings, Inc.
6.00%, 03/01/2019 ˆ	25	28
7.88%, 12/15/2015	30	36
Niagara Mohawk Power Corp.
4.88%, 08/15/2019 — 144A	40	42
Ohio Power Co.
5.75%, 09/01/2013	100	109
Oncor Electric Delivery Co., LLC
5.95%, 09/01/2013 ˆ	20	22
6.80%, 09/01/2018	25	29
PacifiCorp
5.65%, 07/15/2018	25	28
PECO Energy Co.
5.35%, 03/01/2018 ˆ	50	56
PSEG Power LLC
5.13%, 04/15/2020 ˆ	92	97
Public Service Co., of Colorado
5.80%, 08/01/2018	20	23
6.50%, 08/01/2038	45	54
Public Service Co., of Oklahoma
4.40%, 02/01/2021 ˆ	30	30
Public Service Electric & Gas Co.
5.30%, 05/01/2018 ˆ	30	34
5.38%, 11/01/2039 ˆ	14	14
6.33%, 11/01/2013	60	67
Southern California Edison Co.
4.15%, 09/15/2014	25	27
5.50%, 08/15/2018	65	74
6.05%, 03/15/2039	60	67
Southern Co.
4.15%, 05/15/2014	85	91
Virginia Electric and Power Co.
5.40%, 04/30/2018 ˆ	100	113
Wisconsin Electric Power Co.
6.00%, 04/01/2014	35	39
Electronic Equipment & Instruments — 0.1%
Arrow Electronics, Inc.
3.38%, 11/01/2015 ˆ	$20	$20
7.50%, 01/15/2027	100	107
Energy Equipment & Services — 0.3%
Halliburton Co.
7.45%, 09/15/2039	100	125
Spectra Energy Capital LLC
5.50%, 03/01/2014 ˆ	125	136
8.00%, 10/01/2019	50	61
TransCanada PipeLines, Ltd.
4.00%, 06/15/2013	50	53
7.13%, 01/15/2019 ˆ	70	86
Transocean, Inc.
6.50%, 11/15/2020 ˆ	75	84
Food & Staples Retailing — 0.0% ∞
CVS Caremark Corp.
5.75%, 05/15/2041 ˆ	40	38
6.13%, 09/15/2039	20	21
Kroger Co.
5.40%, 07/15/2040	12	12
Food Products — 0.4%
Bunge NA Finance, LP
5.90%, 04/01/2017	16	17
Bunge, Ltd. Finance Corp.
5.88%, 05/15/2013 ˆ	35	37
8.50%, 06/15/2019 ˆ	55	67
Cargill, Inc.
6.00%, 11/27/2017 — 144A	100	116
General Mills, Inc.
6.00%, 02/15/2012	18	19
Kellogg Co.
4.25%, 03/06/2013	80	84
Kraft Foods, Inc.
6.13%, 02/01/2018 ˆ	100	115
6.75%, 02/19/2014 ˆ	50	57
6.88%, 02/01/2038 ˆ	50	58
7.00%, 08/11/2037 ˆ	75	87
Gas Utilities — 0.1%
Atmos Energy Corp.
8.50%, 03/15/2019	35	45
Southern California Gas Co.
4.80%, 10/01/2012	100	105
Health Care Equipment & Supplies — 0.0% ∞
Baxter International, Inc.
4.00%, 03/01/2014	25	27
Health Care Providers & Services — 0.0% ∞
WellPoint, Inc.
5.88%, 06/15/2017	13	15
7.00%, 02/15/2019	9	11
Household Durables — 0.0% ∞
Newell Rubbermaid, Inc.
4.70%, 08/15/2020	33	33
Household Products — 0.0% ∞
Kimberly-Clark Corp.
7.50%, 11/01/2018	15	19
Industrial Conglomerates — 0.0% ∞
Koninklijke Philips Electronics NV
5.75%, 03/11/2018	14	16
7.20%, 06/01/2026	20	23
Tyco International, Ltd.
7.00%, 12/15/2019 ˆ	20	24
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica JPMorgan Core Bond VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

Insurance — 0.9%
Aflac, Inc.
6.45%, 08/15/2040 ˆ	$17	$17
8.50%, 05/15/2019 ˆ	30	37
AON Corp.
3.50%, 09/30/2015	23	24
6.25%, 09/30/2040 ˆ	18	19
Berkshire Hathaway Finance Corp.
2.45%, 12/15/2015 ˆ	33	33
4.00%, 04/15/2012	100	103
4.60%, 05/15/2013	100	107
5.40%, 05/15/2018 ˆ	50	55
CNA Financial Corp.
5.85%, 12/15/2014 ˆ	50	54
5.88%, 08/15/2020	45	47
Jackson National Life Global Funding
5.38%, 05/08/2013 — 144A	100	107
Lincoln National Corp.
4.85%, 06/24/2021	12	12
MetLife Institutional Funding II
1.15%, 04/04/2014 — 144A * ˆ	100	100
Metropolitan Life Global Funding I
3.65%, 06/14/2018 — 144A	125	122
5.13%, 04/10/2013 — 144A	100	106
Nationwide Mutual Insurance Co.
9.38%, 08/15/2039 — 144A	75	93
New York Life Global Funding
3.00%, 05/04/2015 — 144A	200	207
Pricoa Global Funding I
5.45%, 06/11/2014 — 144A	150	164
Prudential Insurance Co. of America
8.30%, 07/01/2025 — 144A	150	185
Travelers Cos., Inc.
5.80%, 05/15/2018	50	56
Travelers Life & Annunity Global Funding I
5.13%, 08/15/2014 — 144A	100	111
IT Services — 0.1%
International Business Machines Corp.
6.22%, 08/01/2027	250	289
Machinery — 0.0% 8
Ingersoll-Rand Co. Ltd.
6.39%, 11/15/2027	25	27
PACCAR, Inc.
6.38%, 02/15/2012	15	16
Parker Hannifin Corp.
5.50%, 05/15/2018	20	23
Media — 1.1%
CBS Corp.
5.75%, 04/15/2020 ˆ	17	18
7.88%, 07/30/2030 ˆ	45	54
8.88%, 05/15/2019 ˆ	20	25
Comcast Cable Holdings LLC
9.80%, 02/01/2012	300	315
Comcast Corp.
6.45%, 03/15/2037 ˆ	50	53
6.50%, 01/15/2017 — 11/15/2035	100	112
COX Communications, Inc.
8.38%, 03/01/2039 — 144A	60	78
DIRECTV Holdings LLC
4.60%, 02/15/2021 ˆ	125	126
5.00%, 03/01/2021 ˆ	33	34
Historic TW, Inc.
9.15%, 02/01/2023	$500	$674
NbcUniversal Media LLC
4.38%, 04/01/2021 — 144A	50	49
News America, Inc.
6.65%, 11/15/2037	50	54
7.30%, 04/30/2028	50	56
8.88%, 04/26/2023	80	105
TCI Communications, Inc.
8.75%, 08/01/2015 ˆ	100	123
Thomson Reuters Corp.
4.70%, 10/15/2019 ˆ	15	16
5.95%, 07/15/2013 ˆ	35	38
Time Warner Cable, Inc.
6.75%, 07/01/2018 ˆ	60	70
7.30%, 07/01/2038	100	116
8.25%, 02/14/2014 ˆ	50	58
8.75%, 02/14/2019 ˆ	50	64
Time Warner Entertainment Co., LP
8.38%, 07/15/2033 ˆ	25	32
Metals & Mining — 0.0% ∞
BHP Billiton Finance USA, Ltd.
5.50%, 04/01/2014	50	56
Multiline Retail — 0.1%
Kohl’s Corp.
6.25%, 12/15/2017 ˆ	15	18
Target Corp.
6.00%, 01/15/2018 ˆ	100	115
Multi-Utilities — 0.2%
Dominion Resources, Inc. — Series B
6.25%, 06/30/2012 ˆ	144	152
PG&E Corp.
5.75%, 04/01/2014	100	110
Sempra Energy
6.50%, 06/01/2016	50	58
8.90%, 11/15/2013	50	58
Office Electronics — 0.1%
Xerox Corp.
5.63%, 12/15/2019 ˆ	50	55
6.75%, 02/01/2017 ˆ	50	58
Oil, Gas & Consumable Fuels — 0.4%
Anadarko Petroleum Corp.
5.75%, 06/15/2014	50	55
8.70%, 03/15/2019 ˆ	80	102
Canadian Natural Resources, Ltd.
5.90%, 02/01/2018	25	29
ConocoPhillips
5.75%, 02/01/2019 ˆ	75	86
EnCana Corp.
6.50%, 05/15/2019	50	59
ENI SpA
5.70%, 10/01/2040 — 144A	125	117
Petro-Canada
6.05%, 05/15/2018	40	45
6.80%, 05/15/2038	50	56
Shell International Finance BV
6.38%, 12/15/2038 ˆ	150	175
Statoil ASA
3.13%, 08/17/2017 ˆ	33	33
Talisman Energy, Inc.
7.75%, 06/01/2019	60	73
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica JPMorgan Core Bond VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Total Capital SA
2.30%, 03/15/2016 ˆ	$100	$100
4.13%, 01/28/2021 ˆ	29	29
Pharmaceuticals — 0.1%
AstraZeneca PLC
5.40%, 06/01/2014 ˆ	50	56
Eli Lilly & Co.
3.55%, 03/06/2012	50	51
GlaxoSmithKline Capital, Inc.
4.38%, 04/15/2014 ˆ	50	54
Real Estate Investment Trusts — 0.1%
Simon Property Group, LP
5.63%, 08/15/2014	50	56
6.10%, 05/01/2016	60	69
6.75%, 05/15/2014 ˆ	30	34
WEA Finance LLC
6.75%, 09/02/2019 — 144A	68	77
Road & Rail — 0.3%
Burlington Northern Santa Fe LLC
3.60%, 09/01/2020 ˆ	25	24
5.65%, 05/01/2017	50	57
6.70%, 08/01/2028	50	56
CSX Corp.
4.25%, 06/01/2021 ˆ	22	22
5.50%, 04/15/2041	37	36
6.30%, 03/15/2012 ˆ	25	26
Norfolk Southern Corp.
6.00%, 05/23/2111	39	38
6.00%, 03/15/2105	40	39
Ryder System, Inc.
3.60%, 03/01/2016	25	26
Union Pacific Corp.
4.16%, 07/15/2022 — 144A ˆ	7	7
5.65%, 05/01/2017	41	46
Union Pacific Corp. — Series 2003-1
4.70%, 01/02/2024	84	90
Software — 0.1%
Intuit, Inc.
5.75%, 03/15/2017 ˆ	15	17
Microsoft Corp.
1.63%, 09/25/2015	60	59
Oracle Corp.
5.25%, 01/15/2016 ˆ	30	34
5.75%, 04/15/2018 ˆ	100	114
6.50%, 04/15/2038 ˆ	30	35
Specialty Retail — 0.1%
Home Depot, Inc.
5.40%, 03/01/2016	$85	$95
Staples, Inc.
9.75%, 01/15/2014	45	54
Water Utilities — 0.1%
American Water Capital Corp.
6.09%, 10/15/2017	100	115
Wireless Telecommunication Services — 0.1%
Crown Castle Towers LLC
3.21%, 08/15/2015 — 144A	30	30
Vodafone Group PLC
5.00%, 09/15/2015	115	127

Total Corporate Debt Securities (cost $31,298)		32,549

CONVERTIBLE BOND — 0.2%
Diversified Financial Services — 0.2%
BA Covered Bond Issuer
5.50%, 06/14/2012 — 144A	400	415
Total Convertible Bond (cost $399)

	Shares	Value

SECURITIES LENDING COLLATERAL — 4.8%
State Street Navigator Securities Lending
Trust — Prime Portfolio, 0.22% ▲	9,648,835	9,649
Total Securities Lending Collateral (cost $9,649)

	Principal	Value

REPURCHASE AGREEMENT — 6.9%
State Street Bank & Trust Co. 0.01% ▲, dated 06/30/2011, to be repurchased at $13,977 on 07/01/2011. Collateralized by U.S. Government Agency Obligations, 4.00%, due 12/15/2017, with a total value of $14,257.	$13,977	13,977
Total Repurchase Agreement (cost $13,977)

Total Investment Securities (cost $203,306) #		213,138
Other Assets and Liabilities — Net		(10,812)

Net Assets		$202,326

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 06/30/2011.

Ə	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. These securities had a total market value of $500, or 0.25%, of the fund’s net assets.

∞	Percentage rounds to less than 0.1%.

ˆ	All or a portion of this security is on loan. The value of all securities on loan is $9,452.

§	Illiquid. These securities aggregated $274, or 0.14%, of the fund’s net assets.

Џ	In default.

‡	Non-income producing security.

▲	Rate shown reflects the yield at 06/30/2011.

#	Aggregate cost for federal income tax purposes is $203,306. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $12,011 and $2,179, respectively. Net unrealized appreciation for tax purposes is $9,832.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica JPMorgan Core Bond VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 06/30/2011, these securities aggregated $16,540, or 8.17%, of the fund’s net assets.

IO	Interest Only

PO	Principal Only

REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)

STRIPS	Separate Trading of Registered Interest and Principal of Securities
VALUATION SUMMARY: э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	06/30/2011

Asset-Backed Securities	$—	$3,958	$201	$4,159
Convertible Bond	—	415	—	415
Corporate Debt Securities	—	32,549	—	32,549
Foreign Government Obligations	—	564	—	564
Mortgage-Backed Securities	—	25,142	—	25,142
Municipal Government Obligations	—	273	—	273
Repurchase Agreement	—	13,977	—	13,977
Securities Lending Collateral	9,649	—	—	9,649
U.S. Government Agency Obligations	—	82,165	—	82,165
U.S. Government Obligations	—	44,245	—	44,245
Total	$9,649	$203,288	$201	$213,138
Level 3 Rollforward — Investment Securities

										Net Change in
										Unrealized
										Appreciation/
										(Depreciation)
						Net Change in				on
	Beginning			Accrued	Total	Unrealized	Transfers	Transfers	Ending	Investments
	Balance at			Discounts/	Realized	Appreciation	into Level 3	out of Level	Balance at	Held at
Securities	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	/(Depreciation)ƒ		¥3	06/30/2011	06/30/2011ƒ

Asset-Backed Securities	$—	$—	$—	$—	$—	$—	$201	$—	$201	$ (w )

э	See the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques.

ƒ	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 6/30/2011 may be due to an investment no longer held or categorized as Level 3 at period end.

¥	Transferred into Level 3 because of unavailability of observable inputs.

w	Amount rounds to less than or $(1).

The notes to the financial statements are an integral part of this report.	Semi-Annual Report 2011

Transamerica Series Trust

Transamerica JPMorgan Core Bond VP
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2011
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $189,329) (including securities loaned of $9,452)	$199,161
Repurchase agreement, at value (cost: $13,977)	13,977
Cash	2
Receivables:
Investment securities sold	31
Shares sold	732
Interest	1,200
Securities lending income (net)	2
Other	13
Prepaid expenses	2

215,120

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	2,769
Shares redeemed	217
Management and advisory fees	73
Distribution and service fees	3
Trustees fees	1
Administration fees	3
Printing and shareholder reports fees	50
Audit and tax fees	5
Other	24
Collateral for securities on loan	9,649

12,794

Net assets	$202,326

Net assets consist of:
Capital stock ($.01 par value)	$155
Additional paid-in capital	177,603
Undistributed (accumulated) net investment income (loss)	13,967
Undistributed (accumulated) net realized gain (loss) from investment securities	769
Net unrealized appreciation (depreciation) on:
Investment securities	9,832

Net assets	$202,326

Net assets by class:
Initial Class	$183,425
Service Class	18,901
Shares outstanding:
Initial Class	14,143
Service Class	1,376
Net asset value and offering price per share:
Initial Class	$12.97
Service Class	13.74
STATEMENT OF OPERATIONS
For the period ended June 30, 2011
(all amounts in thousands)
(unaudited)

Investment income:
Interest income(including withholding taxes on foreign interest of $—(A))	$4,485
Securities lending income (net)	7

4,492

Expenses:
Management and advisory	401
Distribution and service:
Service Class	17
Printing and shareholder reports	26
Custody	51
Administration	18
Legal	4
Audit and tax	5
Trustees	2
Transfer agent	1
Other	3

Total expenses	528

Net investment income	3,964

Net realized gain (loss) on transactions from:
Investment securities	468

Net increase in unrealized appreciation (depreciation) on:
Investment securities	226

Net realized and unrealized gain	694

Net increase in net assets resulting from operations	$4,658

(A)	Rounds to less than $1.

The notes to the financial statements are an integral part of this report.	Semi-Annual Report 2011

Transamerica Series Trust

Transamerica JPMorgan Core Bond VP
STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(all amounts in thousands)

	June 30, 2011	December 31,
	(unaudited)	2010
From operations:
Net investment income	$3,964	$9,237
Net realized gain (loss) from investment securities	468	1,468
Change in net unrealized appreciation (depreciation) on investment securities	226	2,946

Net increase in net assets resulting from operations	4,658	13,651

Distributions to shareholders:
From net investment income:
Initial Class	—	(10,157)
Service Class	—	(753)

Total distributions to shareholders	—	(10,910)

Capital share transactions:
Proceeds from shares sold:
Initial Class	35,153	59,555
Service Class	8,324	5,434

	43,477	64,989

Dividends and distributions reinvested:
Initial Class	—	10,157
Service Class	—	753

	—	10,910

Cost of shares redeemed:
Initial Class	(25,732)	(61,888)
Service Class	(2,917)	(9,955)

	(28,649)	(71,843)

Net increase in net assets from capital shares transactions	14,828	4,056

Net increase in net assets	19,486	6,797

Net assets:
Beginning of period/year	182,840	176,043

End of period/year	$202,326	$182,840

Undistributed net investment income	$13,967	$10,003

Share activity:
Shares issued:
Initial Class	2,727	4,632
Service Class	609	400

	3,336	5,032

Shares issued-reinvested from distributions:
Initial Class	—	805
Service Class	—	56

	—	861

Shares redeemed:
Initial Class	(2,028)	(4,852)
Service Class	(216)	(733)

	(2,244)	(5,585)

Net increase (decrease) in shares outstanding:
Initial Class	699	585
Service Class	393	(277)

	1,092	308

The notes to the financial statements are an integral part of this report.	Semi-Annual Report 2011

Transamerica Series Trust

Transamerica JPMorgan Core Bond VP
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Period ended		Initial Class
	June 30, 2011		Year Ended December 31,
	(unaudited)		2010	2009	2008	2007	2006
Net asset value
Beginning of period/year	$12.62		$12.41	$11.95	$11.81	$11.66	$11.83
Investment operations
Net investment income(A)	0.28		0.67	0.73	0.58	0.52	0.53
Net realized and unrealized gain (loss)	0.07		0.35	0.40	0.06	0.26	(0.07)

Total operations	0.35		1.02	1.13	0.64	0.78	0.46

Distributions
From net investment income	—		(0.81)	(0.58)	(0.50)	(0.63)	(0.63)
From net realized gains	—		—	(0.09)	—	—	—

Total distributions	—		(0.81)	(0.67)	(0.50)	(0.63)	(0.63)

Net asset value
End of period/year	$12.97		$12.62	$12.41	$11.95	$11.81	$11.66

Total return(B)	2.77	%(C)	8.24%	9.58%	5.58%	6.85%	3.92%
Net assets end of period/year (000’s)	$183,425		$169,683	$159,532	$135,307	$142,788	$157,167
Ratio and supplemental data	0.57	%(D)
Expenses to average net assets			0.57%	0.57%	0.55%	0.58%	0.57%
Net investment income, to average net assets	4.47	%(D)	5.24%	5.95%	4.88%	4.46%	4.54%
Portfolio turnover rate	16	%(C)	25%	18%	28%	4%	5%
For a share outstanding throughout each period

	Period ended		Service Class
	June 30, 2011		Year Ended December 31,
	(unaudited)		2010	2009	2008	2007	2006
Net asset value
Beginning of period/year	$13.39		$13.11	$12.58	$12.43	$12.24	$12.41
Investment operations
Net investment income(A)	0.28		0.68	0.74	0.58	0.52	0.53
Net realized and unrealized gain (loss)	0.07		0.37	0.43	0.06	0.27	(0.09)

Total operations	0.35		1.05	1.17	0.64	0.79	0.44

Distributions
From net investment income	—		(0.77)	(0.55)	(0.49)	(0.60)	(0.61)
From net realized gains	—		—	(0.09)	—	—	—

Total distributions	—		(0.77)	(0.64)	(0.49)	(0.60)	(0.61)

Net asset value
End of period/year	$13.74		$13.39	$13.11	$12.58	$12.43	$12.24

Total return(B)	2.61	%(C)	7.99%	9.38%	5.25%	6.61%	3.63%
Net assets end of period/year (000’s)	$18,901		$13,157	$16,511	$13,957	$11,460	$10,591
Ratio and supplemental data	0.82	%(D)
Expenses to average net assets			0.82%	0.82%	0.80%	0.83%	0.82%
Net investment income, to average net assets	4.18	%(D)	5.03%	5.73%	4.65%	4.21%	4.29%
Portfolio turnover rate	16	%(C)	25%	18%	28%	4%	5%

(A)	Calculated based on average number of shares outstanding.

(B)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(C)	Not annualized.

(D)	Annualized.
Note: Prior to January 1, 2010, all of the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.	Semi-Annual Report 2011

Transamerica Series Trust

Transamerica JPMorgan Core Bond VP
NOTES TO FINANCIAL STATEMENTS
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan Core Bond VP (the “Fund”) is part of TST.
The Fund currently offers two classes of shares; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund, including investment objectives and strategies.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian and, pursuant to the terms of the repurchase agreements, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund bears the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Cash overdraft: Throughout the period, the Fund may have cash overdraft balances. A fee is incurred on these overdrafts by a rate based on the federal funds rate.
Restricted and illiquid securities: Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.
The restricted and illiquid securities at June 30, 2011 are listed in the Schedule of Investments.
Treasury inflation-protected securities (“TIPS”): The Fund invests in TIPS, specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation as measured by the U.S. Consumer Price Index. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost.
Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Fund’s securities exposes the Fund to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Fund seeks to increase its net investment income through the receipt of interest (after rebates and fees).
Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2011 are shown in the Schedule of Investments and Statement of Assets and Liabilities.
Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica JPMorgan Core Bond VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. (continued)
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.
Foreign taxes: The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests.
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Securities lending collateral: Securities lending collateral is a money market fund which is valued at the net assets of the underlying portfolios and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.
Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Asset backed securities: The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.
Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy.
Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica JPMorgan Core Bond VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 2. (continued)
U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U. S. government securities. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy.
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Fund’s Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When the Fund must use fair valuation methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.
The hierarchy classification of inputs used to value the Fund’s investments, at June 30, 2011, are disclosed in the Valuation Summary of the Fund’s Schedule of Investments. Transfers between Levels are considered to have occurred at the end of the reporting period.
There were no significant transfers between Level 1 and Level 2 during the period ended June 30, 2011.
For assets and liabilities for which significant unobservable inputs (Level 3) were used, there is a reconciliation of the beginning to the ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. The Level 3 reconciliation, if any, is disclosed in the Valuation Summary of the Fund’s Schedule of Investments.
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.
TAM, the Fund’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TFS, and TCI. None of the non-independent trustees receive compensation for services as trustees of the Fund or the entities that invest in the Fund.
The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at June 30, 2011:

	Market	% of Net
	Value	Assets
Transamerica BlackRock Tactical Allocation VP	$55,527	27.44%
Investment advisory fees: The Fund pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $750 million	0.45%
Over $750 million up to $1 billion	0.40%
Over $1 billion	0.375%

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica JPMorgan Core Bond VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees and certain extraordinary expenses, exceed the following stated annual limit:
0.70% Expense Limit
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived fees.
During the period ended June 30, 2011, there were no amounts reimbursed/waived or recaptured by the adviser. There are no amounts available for recapture by the adviser as of June 30, 2011.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2012. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2011 were as follows:

Purchases of securities:
Long-term	$25,853
U.S. Government	11,538
Proceeds from maturities and sales of securities:
Long-term	15,389
U.S. Government	9,898

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica JPMorgan Core Bond VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 5. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax provisions taken for all open tax years (2008 — 2010), or expected to be taken in the Fund’s 2011 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, structured notes, foreign bonds, swaps, net operating losses, distribution reclasses for REITs, passive foreign investment companies, foreign currency transactions, capital loss carryforwards, and post-October loss deferrals.
NOTE 6. SUBSEQUENT EVENT
Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica JPMorgan Core Bond VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 8-9, 2011, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica JPMorgan Core Bond VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and J.P. Morgan Investment Management Inc. (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2012. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of a comparable fund and comparable accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the investment approach for the Portfolio. The Trustees considered the services provided by TAM for the portion of the management fee it retains after payment of the Sub-Adviser’s fee, including oversight of the performance of administrative, recordkeeping, shareholder relations, regulatory reporting and other functions of the Portfolio as well as “manager of managers” services TAM provides in the form of selection and oversight of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2010. The Board noted that the performance of the Initial Class of the Portfolio was in line with the median for its peer universe for the past 1- year period and above the median for the past 3-, 5- and 10-year periods. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information about TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio, including the amount of the management fee retained by TAM following payment of the sub-advisory fee. The Trustees noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were below the medians for its peer group and peer universe. The Trustees noted the profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica JPMorgan Core Bond VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)
(unaudited)
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice. The Trustees also noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio.
Other considerations. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica JPMorgan Enhanced Index VP
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at January 1, 2011 and held for the entire period until June 30, 2011.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (B)
	Beginning	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized
Fund Name	Account Value	Value	During Period(A)	Value	During Period (A)	Expense Ratio

Transamerica JPMorgan Enhanced Index VP
Initial Class	$1,000.00	$1,051.00	$4.27	$1,020.63	$4.21	0.84%
Service Class	1,000.00	1,050.00	5.54	1,019.39	5.46	1.09

(A)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(B)	5% return per year before expenses.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2011
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

% of Net
Asset Type	Assets

Common Stocks	98.9%
Securities Lending Collateral	22.7
Repurchase Agreement	1.0
U.S. Government Obligation	0.1
Other Assets and Liabilities — Net(A)	(22.7)

Total	100.0%

(A)	The Other Assets and Liabilities — Net category may include, but is not limited to, Forward Currency contracts, Futures Contracts, Swap Agreements, Written Options and Swaptions, and Securities Sold Short.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica JPMorgan Enhanced Index VP
SCHEDULE OF INVESTMENTS
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS — 98.9%
Aerospace & Defense — 2.8%
Honeywell International, Inc.	15,260	$909
Huntington Ingalls Industries, Inc. ‡ ˆ	236	8
L-3 Communications Holdings, Inc. ˆ	1,910	167
Raytheon Co. ˆ	2,920	146
United Technologies Corp.	19,170	1,696
Airlines — 0.2%
Southwest Airlines Co.	13,900	159
Auto Components — 0.8%
Johnson Controls, Inc.	20,340	847
Automobiles — 0.5%
General Motors Co. ‡ ˆ	18,030	547
Beverages — 3.3%
Coca-Cola Co.	33,050	2,225
PepsiCo, Inc.	17,520	1,234
Biotechnology — 2.0%
Biogen Idec, Inc. ‡ ˆ	8,080	864
Celgene Corp. ‡	14,660	885
Dendreon Corp. ‡ ˆ	8,050	317
Capital Markets — 2.2%
Charles Schwab Corp. ˆ	8,550	141
E*Trade Financial Corp. ‡ˆ	1,600	22
Goldman Sachs Group, Inc.	3,540	471
Invesco, Ltd.	6,520	153
Janus Capital Group, Inc. ˆ	1,600	15
Morgan Stanley ˆ	8,700	200
Northern Trust Corp.	4,350	200
State Street Corp. ˆ	21,590	973
TD Ameritrade Holding Corp. ˆ	5,310	104
Chemicals — 2.4%
Air Products & Chemicals, Inc. ˆ	1,620	155
CF Industries Holdings, Inc.	1,560	221
Dow Chemical Co. ˆ	21,350	769
E.I. du Pont de Nemours & Co.	23,240	1,256
Georgia Gulf Corp. ‡ ˆ	2,900	70
PPG Industries, Inc. ˆ	1,210	110
Commercial Banks — 3.3%
Huntington Bancshares, Inc. ˆ	21,250	139
Popular, Inc. ‡	21,200	59
SunTrust Banks, Inc.	4,600	119
U.S. Bancorp ˆ	35,280	900
Wells Fargo & Co. ˆ	73,350	2,058
Zions Bancorporation ˆ	5,620	135
Communications Equipment — 1.2%
Cisco Systems, Inc.	33,840	528
Harris Corp. ˆ	940	42
Juniper Networks, Inc. ‡	4,700	148
QUALCOMM, Inc.	10,180	579
Computers & Peripherals — 5.1%
Apple, Inc. ‡	10,960	3,679
EMC Corp. ‡	31,030	855
NetApp, Inc. ‡	5,980	316
SanDisk Corp. ‡ ˆ	10,020	416
Construction & Engineering — 0.9%
Fluor Corp.	13,820	894
Consumer Finance — 0.8%
American Express Co. ˆ	11,000	569
Capital One Financial Corp.	5,890	304
Containers & Packaging — 0.3%
Ball Corp. ˆ	8,070	$310
Diversified Consumer Services — 0.2%
ITT Educational Services, Inc. ‡ ˆ	3,290	257
Diversified Financial Services — 3.3%
Bank of America Corp.	128,240	1,406
Citigroup, Inc. ˆ	40,220	1,675
IntercontinentalExchange, Inc. ‡	3,560	444
Diversified Telecommunication Services — 2.4%
AT&T, Inc. ˆ	18,260	574
Frontier Communications Corp. ˆ	8,520	69
Verizon Communications, Inc.	52,340	1,948
Electric Utilities — 1.6%
FirstEnergy Corp.	8,540	377
Nextera Energy, Inc. ˆ	13,310	766
Northeast Utilities ˆ	15,070	530
Electrical Equipment — 0.4%
Emerson Electric Co.	6,440	363
Thomas & Betts Corp. ‡	1,030	55
Electronic Equipment & Instruments — 1.0%
Amphenol Corp. — Class A ˆ	1,500	81
Avnet, Inc. ‡	3,300	105
Corning, Inc. ˆ	24,700	448
TE Connectivity, Ltd.	12,370	455
Energy Equipment & Services — 1.5%
Helmerich & Payne, Inc. ˆ	890	59
National Oilwell Varco, Inc.	5,020	393
Schlumberger, Ltd.	12,700	1,097
Food & Staples Retailing — 2.4%
CVS Caremark Corp.	11,500	432
Kroger Co.	16,250	403
Safeway, Inc. ˆ	11,540	270
Wal-Mart Stores, Inc. ˆ	26,110	1,387
Food Products — 1.1%
ConAgra Foods, Inc.	8,540	220
General Mills, Inc.	18,940	705
Kellogg Co.	3,670	203
Gas Utilities — 0.6%
AGL Resources, Inc.	7,690	313
Oneok, Inc. ˆ	4,280	317
Health Care Equipment & Supplies — 2.0%
Baxter International, Inc. ˆ	7,510	448
Becton, Dickinson and Co. ˆ	4,490	387
Covidien PLC	16,220	863
St. Jude Medical, Inc.	8,450	403
Health Care Providers & Services — 2.6%
CIGNA Corp.	450	23
DaVita, Inc. ‡	8,990	779
Humana, Inc. ˆ	7,240	583
McKesson Corp. ˆ	4,380	366
UnitedHealth Group, Inc.	18,780	969
Hotels, Restaurants & Leisure — 1.3%
Carnival Corp. ˆ	14,370	540
McDonald’s Corp.	5,940	501
Royal Caribbean Cruises, Ltd. ‡	3,180	120
Yum! Brands, Inc.	2,800	155
Household Durables — 0.3%
Lennar Corp. — Class A ˆ	10,600	192
Whirlpool Corp. ˆ	1,230	100

The notes to the financial statements are an integral part of this report. Transamerica Series Trust
Semi-Annual Report 2011

Transamerica JPMorgan Enhanced Index VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Household Products — 3.1%
Colgate-Palmolive Co.	6,900	$603
Kimberly-Clark Corp.	7,860	523
Procter & Gamble Co.	32,750	2,082
Independent Power Producers & Energy Traders — 0.5%
AES Corp. ‡	7,710	98
Constellation Energy Group, Inc.	11,650	442
Industrial Conglomerates — 3.4%
3M Co.	11,250	1,067
General Electric Co.	82,490	1,555
Textron, Inc. ˆ	4,100	97
Tyco International, Ltd.	19,240	951
Insurance — 2.9%
ACE, Ltd. ˆ	6,290	414
Aflac, Inc.	9,720	454
Axis Capital Holdings, Ltd.	6,160	191
Berkshire Hathaway, Inc. — Class B ‡ˆ	3,520	272
Everest RE Group, Ltd.	2,510	205
MetLife, Inc. ˆ	16,800	737
Prudential Financial, Inc.	11,340	721
Internet & Catalog Retail — 1.2%
Amazon.com, Inc. ‡ˆ	6,300	1,288
Internet Software & Services — 0.0%
Google, Inc. — Class A ‡	100	51
IT Services — 3.7%
Accenture PLC — Class A	10,780	651
Cognizant Technology Solutions Corp.- Class A ‡	6,710	492
Genpact, Ltd. ‡ ˆ	9,000	155
International Business Machines Corp.	12,520	2,148
Mastercard, Inc. — Class A	1,180	356
Machinery — 1.5%
Donaldson Co., Inc.	830	50
Eaton Corp.	5,160	265
ITT Corp. ˆ	1,550	91
Joy Global, Inc. ˆ	1,450	138
Kennametal, Inc.	1,270	54
PACCAR, Inc.	18,120	927
Media — 4.0%
Cablevision Systems Corp. — Class A ˆ	300	11
CBS Corp. — Class B ˆ	36,920	1,052
Comcast Corp. — Class A	6,290	159
DIRECTV — Class A ‡	8,840	449
DISH Network Corp. — Class A ‡	5,330	163
Gannett Co., Inc. ˆ	5,410	77
Time Warner, Inc. ˆ	30,880	1,124
Walt Disney Co.	28,970	1,132
Metals & Mining — 1.0%
Alcoa, Inc. ˆ	49,960	792
Freeport-McMoRan Copper & Gold, Inc.	4,100	217
Multiline Retail — 1.1%
Family Dollar Stores, Inc.	950	50
Kohl’s Corp.	2,400	120
Macy’s, Inc.	5,400	158
Nordstrom, Inc. ˆ	2,410	113
Target Corp. ˆ	14,340	673
Multi-Utilities — 0.7%
CenterPoint Energy, Inc.	15,840	307
Sempra Energy ˆ	7,810	412
Oil, Gas & Consumable Fuels — 10.9%
Anadarko Petroleum Corp.	11,630	$893
Apache Corp.	5,200	642
Chesapeake Energy Corp. ˆ	9,500	282
Chevron Corp.	27,160	2,792
ConocoPhillips	15,250	1,147
Devon Energy Corp.	7,960	627
EOG Resources, Inc. ˆ	7,560	790
Exxon Mobil Corp.	29,740	2,420
Marathon Oil Corp.	6,070	320
Noble Energy, Inc.	1,300	117
Pioneer Natural Resources Co. ˆ	2,300	206
Range Resources Corp. ˆ	3,030	168
Valero Energy Corp.	14,100	361
Williams Cos., Inc.	20,830	630
Pharmaceuticals — 5.2%
Abbott Laboratories	31,950	1,682
Johnson & Johnson	8,290	551
Merck & Co., Inc.	40,977	1,446
Mylan, Inc. ‡ˆ	12,700	313
Pfizer, Inc.	68,560	1,412
Real Estate Investment Trusts — 1.1%
Alexandria Real Estate Equities, Inc.	650	50
AvalonBay Communities, Inc. ˆ	2,010	258
Dupont Fabros Technology, Inc. ˆ	4,380	110
Essex Property Trust, Inc. ˆ	1,590	215
Host Hotels & Resorts, Inc. ˆ	29,270	497
Road & Rail — 2.1%
CSX Corp.	29,470	773
Norfolk Southern Corp. ˆ	13,530	1,013
Union Pacific Corp.	3,590	375
Semiconductors & Semiconductor Equipment — 2.3%
Applied Materials, Inc.	19,000	247
Broadcom Corp. — Class A ‡	16,310	549
Freescale Semiconductor Holdings I, Ltd. ‡ ˆ	7,130	131
KLA-Tencor Corp. ˆ	2,850	115
LAM Research Corp. ‡ ˆ	6,520	289
Novellus Systems, Inc. ‡ ˆ	3,060	111
Texas Instruments, Inc.	9,920	326
Xilinx, Inc. ˆ	16,750	610
Software — 3.3%
Citrix Systems, Inc. ‡	1,420	114
Microsoft Corp.	69,570	1,808
Oracle Corp.	42,560	1,401
Specialty Retail — 2.1%
Advance Auto Parts, Inc. ˆ	1,280	75
AutoZone, Inc. ‡ ˆ	2,100	620
Bed Bath & Beyond, Inc. ‡ˆ	3,980	232
CarMax, Inc. ‡ ˆ	1,630	54
Lowe’s Cos., Inc. ˆ	22,500	524
Ross Stores, Inc.	1,960	157
Staples, Inc. ˆ	6,090	96
TJX Cos., Inc.	8,750	460
Textiles, Apparel & Luxury Goods — 0.2%
Coach, Inc.	1,980	127
V.F. Corp.	730	79
Tobacco — 0.6%
Philip Morris International, Inc.	10,010	668

The notes to the financial statements are an integral part of this report. Transamerica Series Trust
Semi-Annual Report 2011

Transamerica JPMorgan Enhanced Index VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Wireless Telecommunication Services — 1.5%
American Tower Corp. — Class A ‡	4,310	$226
Crown Castle International Corp. ‡	10,870	443
Sprint Nextel Corp. ‡	157,500	849

Total Common Stocks (cost $95,964)		103,183

	Principal	Value

U.S. GOVERNMENT OBLIGATION — 0.1%
U.S. Treasury Note 0.63% 06/30/2012 ф	$105	105
Total U.S. Government Obligation (cost $105)

	Principal	Value

SECURITIES LEADING COLLATERAL — 22.7%
State Street Navigator Securities Leading Trust — Prime Portfolio, 0.22% ▲	$23,729,175	23,729
Total Securities Leading Collateral (cost $23,729)

	Principal	Value

REPURCHASE AGREEMENT — 1.0%
State Street Bank & Trust Co. 0.01% ▲, dated 06/30/2011, to be repurchased at $1,066 on 07/01/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, with a value of $1,090.	$1,066	$1,066
Total Repurchase Agreement (cost $1,066)

Total Investment Securities (cost $120,864) #		128,083
Other Assets and Liabilities — Net		(23,702)

Net Assets		$104,381

FUTURES CONTRACTS:

				Net Unrealized
Description	Type	Contracts Γ	Expiration Date	Appreciation

S&P 500 E-Mini Index	Long	18	09/16/2011	$35
NOTES TO SCHEDULE OF INVESTMENTS:

ˆ	All or a portion of this security is on loan. The value of all securities on loan is $23,186.

‡	Non-income producing security.

∞	Percentage rounds to less than 0.1%.

ф	This security, in the amount of $105, has been segregated as collateral with the broker to cover margin requirements for open futures contracts.

▲	Rate shown reflects the yield at 06/30/2011.

#	Aggregate cost for federal income tax purposes is $120,864. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $8,854 and $1,635, respectively. Net unrealized appreciation for tax purposes is $7,219.

Γ	Contract amounts are not in thousands.
VALUATION SUMMARY: э

		Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	06/30/2011

Common Stocks	$99,729	$3,454	$—	$103,183
Repurchase Agreement	—	1,066	—	1,066
Securities Lending Collateral	23,729	—	—	23,729
U.S. Government Obligation	—	105	—	105
Total	$123,458	$4,625	$—	$128,083

		Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable	Total at
Other Financial InstrumentsΓ	Prices	Inputs	Inputs	06/30/2011

Futures Contracts — Appreciation	$35	$—	$—	$35

э	See the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques.

Γ	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes to the financial statements are an integral part of this report. Transamerica Series Trust
Semi-Annual Report 2011

Transamerica JPMorgan Enhanced Index VP
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2011
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $119,798) (including securities loaned of $23,186)	$127,017
Repurchase agreement, at value (cost: $1,066)	1,066
Cash	1
Receivables:
Investment securities sold	487
Shares sold	4
Securities lending income (net)	4
Dividends	115
Variation margin	9
Prepaid expenses	1

128,704

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	464
Shares redeemed	32
Management and advisory fees	60
Distribution and service fees	2
Administration fees	2
Printing and shareholder reports fees	12
Audit and tax fees	8
Other	14
Collateral for securities on loan	23,729

24,323

Net assets	$104,381

Net assets consist of:
Capital stock ($.01 par value)	$84
Additional paid-in capital	103,652
Undistributed (accumulated) net investment income (loss)	1,806
Undistributed (accumulated) net realized gain (loss) from investment securities and futures contracts	(8,415)
Net unrealized appreciation (depreciation) on:
Investment securities	7,219
Futures contracts	35

Net assets	$104,381

Net assets by class:
Initial Class	$95,790
Service Class	8,591
Shares outstanding:
Initial Class	7,748
Service Class	694
Net asset value and offering price per share:
Initial Class	$12.36
Service Class	12.38
STATEMENT OF OPERATIONS
For the period ended June 30, 2011
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income	$1,049
Interest income	—	(A)
Securities lending income (net)	14

	1,063

Expenses:
Management and advisory	425
Distribution and service:
Service Class	11
Printing and shareholder reports	7
Custody	27
Administration	12
Legal	3
Audit and tax	6
Trustees	2
Transfer agent	—(A)
Other	2

Total expenses	495

Less waiver/reimbursement	(2)

Net expenses	493

Net investment income	570

Net realized gain (loss) on transactions from:
Investment securities	10,721
Futures contracts	(18)

	10,703

Net increase (decrease) in unrealized appreciation (depreciation) on:
Investment securities	(5,368)
Futures contracts	26

Change in unrealized appreciation (depreciation)	(5,342)

Net realized and unrealized gain	5,361

Net increase in net assets resulting from operations	$5,931

(A)	Rounds to less than $1.

The notes to the financial statements are an integral part of this report. Transamerica Series Trust	Semi-Annual Report 2011

Transamerica JPMorgan Enhanced Index VP
STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(all amounts in thousands)

	June 30, 2011	December 31,
	(unaudited)	2010
From operations:
Net investment income	$570	$1,236
Net realized gain (loss) from investment securities and futures contracts	10,703	11,194
Change in net unrealized appreciation (depreciation) on investment securities and futures contracts	(5,342)	3,173

Net increase in net assets resulting from operations	5,931	15,603

Distributions to shareholders:
From net investment income:
Initial Class	—	(1,390)
Service Class	—	(78)

Total distributions to shareholders	—	(1,468)

Capital share transactions:
Proceeds from shares sold:
Initial Class	2,333	9,352
Service Class	1,917	3,843

	4,250	13,195

Dividends and distributions reinvested:
Initial Class	—	1,390
Service Class	—	78

	—	1,468

Cost of shares redeemed:
Initial Class	(22,001)	(21,844)
Service Class	(1,235)	(1,948)

	(23,236)	(23,792)

Net decrease in net assets from capital shares transactions	(18,986)	(9,129)

Net increase (decrease) in net assets	(13,055)	5,006

Net assets:
Beginning of period/year	117,436	112,430

End of period/year	$104,381	$117,436

Undistributed net investment income Share activity:	$1,806	$1,236

Shares issued:
Initial Class	192	878
Service Class	155	366

	347	1,244

Shares issued-reinvested from distributions:
Initial Class	—	143
Service Class	—	8

	—	151

Shares redeemed:
Initial Class	(1,787)	(2,080)
Service Class	(101)	(183)

	(1,888)	(2,263)

Net increase (decrease) in shares outstanding:
Initial Class	(1,595)	(1,059)
Service Class	54	191

	(1,541)	(868)

The notes to the financial statements are an integral part of this report. Transamerica Series Trust	Semi-Annual Report 2011

Transamerica JPMorgan Enhanced Index VP
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

			Initial Class
	Period ended		Year Ended December 31,
	June 30, 2011
	(unaudited)		2010	2009	2008	2007	2006
Net asset value
Beginning of period/year	$11.76		$10.36	$8.15	$16.43	$16.35	$14.34
Investment operations
Net investment income (A)	0.06		0.12	0.14	0.20	0.19	0.17
Net realized and unrealized gain (loss)	0.54		1.42	2.26	(5.49)	0.56	2.01

Total operations	0.60		1.54	2.40	(5.29)	0.75	2.18

Distributions
From net investment income	—		(0.14)	(0.19)	(0.23)	(0.21)	(0.17)
From net realized gains	—		—	—	(2.76)	(0.46)	—

Total distributions	—		(0.14)	(0.19)	(2.99)	(0.67)	(0.17)

Net asset value	$12.36		$11.76	$10.36	$8.15	$16.43	$16.35

End of period/year
Total return (B)	5.10	%(C)	15.18%	29.59%	(37.35%)	4.54%	15.31%
Net assets end of period/year (000’s)	$95,790		$109,894	$107,759	$83,543	$164,761	$193,322
Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	0.84	%(D)	0.84%	0.84%	0.82%	0.81%	0.81%
Before reimbursement/fee waiver	0.84	%(D)	0.85%	0.85%	0.82%	0.81%	0.81%
Net investment income, to average net assets	1.01	%(D)	1.13%	1.57%	1.59%	1.13%	1.16%
Portfolio turnover rate	73	%(C)	190%	117%	74%	55%	55%
For a share outstanding throughout each period

			Service Class
	Period ended		Year Ended December 31,
	June 30, 2011
	(unaudited)		2010	2009	2008	2007	2006
Net asset value
Beginning of period/year	$11.79		$10.40	$8.17	$16.45	$16.37	$14.36
Investment operations
Net investment income(A)	0.05		0.10	0.12	0.17	0.15	0.14
Net realized and unrealized gain (loss)	0.54		1.42	2.26	(5.50)	0.56	2.00

Total operations	0.59		1.52	2.38	(5.33)	0.71	2.14

Distributions
From net investment income	—		(0.13)	(0.15)	(0.19)	(0.17)	(0.13)
From net realized gains	—		—	—	(2.76)	(0.46)	—

Total distributions	—		(0.13)	(0.15)	(2.95)	(0.63)	(0.13)

Net asset value	$12.38		$11.79	$10.40	$8.17	$16.45	$16.37

End of period/year
Total return(B)	5.00	%(C)	14.85%	29.32%	(37.52%)	4.30%	14.96%
Net assets end of period/year (000’s)	$8,591		$7,542	$4,671	$3,116	$7,051	$6,851
Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	1.09	%(D)	1.09%	1.09%	1.07%	1.06%	1.06%
Before reimbursement/fee waiver	1.09	%(D)	1.10%	1.10%	1.07%	1.06%	1.06%
Net investment income, to average net assets	0.78	%(D)	0.90%	1.32%	1.32%	0.88%	0.91%
Portfolio turnover rate	73	%(C)	190%	117%	74%	55%	55%

(A)	Calculated based on average number of shares outstanding.

(B)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(C)	Not annualized.

(D)	Annualized.
Note: Prior to January 1, 2010, all of the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica JPMorgan Enhanced Index VP
NOTES TO FINANCIAL STATEMENTS
(continued) At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan Enhanced Index VP (the “Fund”) is part of TST.
The Fund currently offers two classes of shares; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund, including investment objectives and strategies.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian and, pursuant to the terms of the repurchase agreements, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund bears the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Futures contracts: The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Fund uses futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker either in cash or securities an initial margin in an amount equal to a certain percentage of the contract amount.
Subsequent payments (variation margin) are paid or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or security prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
The open futures contracts at June 30, 2011 are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is included in the Statement of Assets and Liabilities.
Cash overdraft: Throughout the period, the Fund may have cash overdraft balances. A fee is incurred on these overdrafts by a rate based on the federal funds rate.
Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Fund’s securities exposes the Fund to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Fund seeks to increase its net investment income through the receipt of interest (after rebates and fees).
Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2011 are shown in the Schedule of Investments and Statement of Assets and Liabilities.
Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.
Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.

Transamerica Series Trust		Semi-Annual Report 2011

Transamerica JPMorgan Enhanced Index VP
NOTES TO FINANCIAL STATEMENTS (continued)
 At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. (continued)
Commissions recaptured during the period ended June 30, 2011 of $4, are included in net realized gain (loss) in the Statement of Operations.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.
Dividend income related to a Real Estate Investment Trust (“REIT”) is recorded at the amount of distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities (common and preferred stock): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Foreign securities, in which their primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Transamerica Series Trust		Semi-Annual Report 2011

Transamerica JPMorgan Enhanced Index VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 2. (continued)
Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.
Securities lending collateral: Securities lending collateral is a money market fund which is valued at the net assets of the underlying portfolios and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.
Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over the counter (“OTC”) derivative contracts include forward, swap, swaption and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy.
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Fund’s Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When the Fund must use fair valuation methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.
The hierarchy classification of inputs used to value the Fund’s investments, at June 30, 2011, are disclosed in the Valuation Summary of the Fund’s Schedule of Investments. Transfers between Levels are considered to have occurred at the end of the reporting period.
There were no significant transfers between Level 1 and Level 2 during the period ended June 30, 2011.
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.
TAM, the Fund’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TFS, and TCI. None of the non-independent trustees receive compensation for services as trustees of the Fund or the entities that invest in the Fund.
The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at June 30, 2011:

	Market
	Value	% of Net Assets
Transamerica Madison Balanced Allocation VP	$88	0.08%
Transamerica Madison Moderate Growth Allocation VP	23	0.02

Total	$111	0.10%

Transamerica Series Trust		Semi-Annual Report 2011

Transamerica JPMorgan Enhanced Index VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
Investment advisory fees: The Fund pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $750 million	0.74%
Over $750 million up to $1 billion	0.69%
Over $1 billion	0.65%
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees and certain extraordinary expenses, exceed the following stated annual limit:
0.84% Expense Limit
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived fees.
During the period ended June 30, 2011, the amount waived/reimbursed by the adviser was $2. The following amounts were available for recapture by the adviser as of June 30, 2011:

	Reimbursement of	Available for Recapture
	Expenses	Through
Fiscal Year 2009:	$9	12/31/2012
Fiscal Year 2010:	6	12/31/2013
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2012. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.

Transamerica Series Trust		Semi-Annual Report 2011

Transamerica JPMorgan Enhanced Index VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2011 were as follows:

Purchases of securities:
Long-term	$83,671
U.S. Government	150
Proceeds from maturities and sales of securities:
Long-term	111,128
U.S. Government	—
NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS
The Fund is subject to various risks in the normal course of pursuing its investment objective. The volume of futures held at period end is indicative of the volume held throughout the period. The tables below highlight the types of risks and the derivative instruments used to mitigate the risks:
Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2011
Derivatives not accounted for as hedging instruments

Location	Equity contracts
Asset Derivatives
Unrealized appreciation on futures contracts	$35	*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2011
Derivatives not accounted for as hedging instruments

Location	Equity contracts
Realized gain (loss) on derivatives recognized in income
Net realized (loss) on futures contracts	$(18)
Change in unrealized appreciation (depreciation) on derivatives recognized in income
Net increase in unrealized appreciation on futures contracts	26
Total	$8
NOTE 6. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax positions taken for all open tax years (2008 — 2010), or expected to be taken in the Fund’s 2011 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, foreign bonds, net operating losses, distribution reclasses for REITs, capital loss carryforwards, and post-October loss deferrals.
NOTE 7. SUBSEQUENT EVENT
Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica JPMorgan Enhanced Index VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 8-9, 2011, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica JPMorgan Enhanced Index VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and J.P. Morgan Investment Management Inc. (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2012. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the investment approach for the Portfolio. The Trustees considered the services provided by TAM for the portion of the management fee it retains after payment of the Sub-Adviser’s fee, including oversight of the performance of administrative, recordkeeping, shareholder relations, regulatory reporting and other functions of the Portfolio as well as “manager of managers” services TAM provides in the form of selection and oversight of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2010. The Board noted that the performance of the Initial Class of the Portfolio was above the median for its peer universe for the past 1-, 3- and 5-year periods and in line with the median for the past 10-year period. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information about TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio, including the amount of the management fee retained by TAM following payment of the sub-advisory fee. The Trustees noted that the Portfolio’s contractual management fee was above the median for its peer group and in line with the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were below the medians for its peer group and peer universe. The Trustees noted the profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. In evaluating the extent to which the management fee payable under the Investment Advisory Agreement reflects economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM offers breakpoints which benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice. The Trustees also noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica JPMorgan Enhanced Index VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)
(unaudited)
Other considerations. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica JPMorgan Mid Cap Value VP
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at January 1, 2011 and held for the entire period until June 30, 2011.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (B)
	Beginning	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized
Fund Name	Account Value	Value	During Period (A)	Value	During Period (A)	Expense Ratio

Transamerica JPMorgan Mid Cap Value VP
Initial Class	$1,000.00	$1,072.10	$4.52	$1,020.43	$4.41	0.88%
Service Class	1,000.00	1,070.00	5.80	1,019.19	5.66	1.13

(A)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(B)	5% return per year before expenses.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2011
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

% of Net
Asset Type	Assets

Common Stocks	96.9%
Securities Lending Collateral	9.3
Repurchase Agreement	3.0
Other Assets and Liabilities — Net	(9.2)

Total	100.0%

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica JPMorgan Mid Cap Value VP
SCHEDULE OF INVESTMENTS
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS — 96.9%
Aerospace & Defense — 1.5%
Alliant Techsystems, Inc.	28,800	$2,054
L-3 Communications Holdings, Inc.	20,400	1,784
Beverages — 1.2%
Brown-Forman Corp. — Class B ˆ	21,874	1,634
Dr. Pepper Snapple Group, Inc. ˆ	36,300	1,522
Capital Markets — 3.5%
Ameriprise Financial, Inc.	58,800	3,392
Invesco, Ltd.	98,300	2,300
Northern Trust Corp.	24,300	1,117
T. Rowe Price Group, Inc.	38,700	2,335
Chemicals — 4.1%
Airgas, Inc.	31,400	2,199
Albemarle Corp.	38,500	2,664
Sherwin-Williams Co.	34,800	2,919
Sigma-Aldrich Corp.	38,500	2,825
Commercial Banks — 5.8%
BancorpSouth, Inc. ˆ	23,300	289
BB&T Corp.	37,900	1,017
City National Corp. ˆ	38,300	2,078
Cullen/Frost Bankers, Inc. ˆ	29,300	1,666
Fifth Third Bancorp	189,800	2,420
Huntington Bancshares, Inc.	108,500	712
M&T Bank Corp.	38,100	3,351
SunTrust Banks, Inc.	76,300	1,969
Zions Bancorporation ˆ	57,200	1,373
Commercial Services & Supplies — 2.1%
Republic Services, Inc. — Class A	177,250	5,468
Containers & Packaging — 3.2%
Ball Corp.	106,100	4,080
Rock-Tenn Co. — Class A	31,000	2,057
Silgan Holdings, Inc.	51,130	2,095
Distributors — 1.0%
Genuine Parts Co.	47,300	2,573
Diversified Telecommunication Services — 1.1%
CenturyLink, Inc.	72,100	2,915
Electric Utilities — 3.4%
Northeast Utilities	35,900	1,263
NV Energy, Inc.	90,600	1,391
Westar Energy, Inc. ˆ	115,200	3,100
Wisconsin Energy Corp. ˆ	99,400	3,116
Electrical Equipment — 3.3%
AMETEK, Inc.	60,949	2,736
Cooper Industries PLC — Class A	40,800	2,435
Regal Beloit Corp.	36,500	2,437
Roper Industries, Inc. ˆ	10,800	900
Electronic Equipment & Instruments — 3.2%
Amphenol Corp. — Class A ˆ	41,100	2,219
Arrow Electronics, Inc. ‡	49,200	2,042
TE Connectivity, Ltd.	110,700	4,069
Food & Staples Retailing — 1.0%
Safeway, Inc.	112,500	2,629
Food Products — 3.0%
Hershey Co.	21,000	1,194
JM Smucker Co.	44,900	3,432
Ralcorp Holdings, Inc. ‡	35,100	3,039
Gas Utilities — 4.3%
Energen Corp.	86,300	4,876
EQT Corp.	35,000	1,838
Oneok, Inc. ˆ	58,800	$4,352
Health Care Equipment & Supplies — 1.1%
Becton, Dickinson and Co.	32,300	2,783
Health Care Providers & Services — 5.1%
AmerisourceBergen Corp. — Class A	53,980	2,235
Coventry Health Care, Inc. ‡	56,450	2,059
HCA Holdings, Inc. ‡	42,600	1,406
Humana, Inc.	33,000	2,658
Lincare Holdings, Inc. ˆ	128,850	3,770
VCA Antech, Inc. ‡ ˆ	44,600	946
Hotels, Restaurants & Leisure — 3.1%
Darden Restaurants, Inc.	54,424	2,708
Marriott International, Inc. — Class A ˆ	50,919	1,807
Royal Caribbean Cruises, Ltd. ‡	45,700	1,720
Yum! Brands, Inc.	31,500	1,740
Household Durables — 3.8%
Fortune Brands, Inc.	69,400	4,426
Jarden Corp.	47,300	1,632
Mohawk Industries, Inc. ‡	14,400	864
Snap-On, Inc.	47,200	2,949
Household Products — 0.8%
Energizer Holdings, Inc. ‡	27,400	1,983
Industrial Conglomerates — 1.0%
Carlisle Cos., Inc.	50,600	2,491
Insurance — 9.8%
AON Corp. ‡	41,800	2,144
Arch Capital Group, Ltd.	38,700	1,235
Cincinnati Financial Corp.	45,525	1,328
Loews Corp.	115,900	4,879
Old Republic International Corp.	183,205	2,153
OneBeacon Insurance Group, Ltd. — Class A	79,611	1,066
Principal Financial Group, Inc.	49,400	1,503
Torchmark Corp.	17,700	1,135
Transatlantic Holdings, Inc.	74,400	3,647
WR Berkley Corp.	104,700	3,397
XL Group PLC — Class A	112,100	2,464
Internet & Catalog Retail — 0.8%
Expedia, Inc.	69,300	2,009
Media — 4.9%
Cablevision Systems Corp. — Class A	80,500	2,914
CBS Corp. — Class B	101,500	2,892
Clear Channel Outdoor Holdings, Inc. -	83,584	1,062
Class A ‡
DISH Network Corp. — Class A ‡	63,080	1,935
Gannett Co., Inc.	133,500	1,912
Omnicom Group, Inc.	25,900	1,247
Washington Post Co. — Class B	1,425	597
Multiline Retail — 0.7%
Kohl’s Corp.	37,700	1,885
Multi-Utilities — 4.8%
CMS Energy Corp.	209,800	4,130
NSTAR	55,900	2,570
Sempra Energy	40,800	2,158
Xcel Energy, Inc.	143,500	3,487
Oil, Gas & Consumable Fuels — 5.1%
CVR Energy, Inc. ‡	42,400	1,044
Devon Energy Corp.	47,400	3,735
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica JPMorgan Mid Cap Value VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Kinder Morgan Management LLC ‡	15,315	$1,005
Newfield Exploration Co. ‡	36,700	2,496
Teekay Corp. ˆ	45,200	1,396
Williams Cos., Inc.	115,500	3,494
Real Estate Investment Trusts — 2.6%
HCP, Inc.	45,900	1,684
Kimco Realty Corp.	27,300	509
Regency Centers Corp. ˆ	50,900	2,238
Vornado Realty Trust	25,060	2,335
Real Estate Management & Development — 0.7%
Brookfield Office Properties, Inc.	91,675	1,767
Semiconductors & Semiconductor Equipment — 0.7%
Analog Devices, Inc.	47,700	1,867
Software - 1.9%
Jack Henry & Associates, Inc. ˆ	83,500	2,506
Synopsys, Inc. ‡	90,033	2,315
Specialty Retail — 5.7%
AutoZone, Inc. ‡	8,450	2,491
Bed Bath & Beyond, Inc. ‡	72,300	4,221
Gap, Inc. ˆ	144,000	2,606
Tiffany & Co. ˆ	27,300	2,144
TJX Cos., Inc.	61,100	3,210
Textiles, Apparel & Luxury Goods — 0.7%
Phillips-Van Heusen Corp.	27,400	1,794
Thrifts & Mortgage Finance — 1.1%
Capitol Federal Financial, Inc.	68,000	800
People’s United Financial, Inc.	159,270	2,140
Wireless Telecommunication Services — 0.8%
Telephone & Data Systems, Inc. (Special Shares) — Class L	76,232	2,053

Total Common Stocks (cost $198,960)		249,652

SECURITIES LENDING COLLATERAL — 9.3%
State Street Navigator Securities Lending Trust — Prim Portfolio, 0.22% ▲	24,070,205	$24,070
Total Securities Lending Collateral (cost $24,070)

	Principal	Value

REPURCHASE AGREEMENT — 3.0%
State Street Bank & Trust Co. 0.01 ▲, dated 06/03/2011, to be repurchased at $7,766 on 07/01/2011 Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, with a value of $7,924.	$7,766	7,766
Total Repurchase Agreement (cost $7,766)

Total Investment Securities (cost $230,796) #		281,488
Other Assets and Liabilities — Net		(23,673)

Net Assets		$257,815

NOTES TO SCHEDULE OF INVESTMENTS:

ˆ	All or a portion of this security is on loan. The value of all securities on loan is $23,506.

‡	Non-income producing security.

▲	Rate shown reflects the yield at 06/30/2011.

#	Aggregate cost for federal income tax purposes is $230,796. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $53,701 and $3,009, respectively. Net unrealized appreciation for tax purposes is $50,692.
VALUATION SUMMARY: э

		Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	06/30/2011

Common Stocks	$237,568	$12,084	$—	$249,652
Repurchase Agreement	—	7,766	—	7,766
Securities Lending Collateral	24,070	—	—	24,070
Total	$261,638	$19,850	$—	$281,488

э	See the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica JPMorgan Mid Cap Value VP
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2011
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $223,030) (including securities loaned of $23,506)	$273,722
Repurchase agreement, at value (cost: $7,766)	7,766
Cash	90
Receivables:
Investment securities sold	1,000
Shares sold	59
Securities lending income (net)	8
Dividends	301
Prepaid expenses	2

Liabilities:	282,948

Accounts payable and accrued liabilities:
Investment securities purchased	775
Shares redeemed	77
Management and advisory fees	170
Distribution and service fees	5
Trustees fees	1
Administration fees	4
Printing and shareholder reports fees	12
Audit and tax fees	8
Other	11
Collateral for securities on loan	24,070

Net assets	25,133

$257,815

Net assets consist of:
Capital stock ($.01 par value)	$179
Additional paid-in capital	229,706
Undistributed (accumulated) net investment income (loss)	4,017
Undistributed (accumulated) net realized gain (loss) from investment securities	(26,779)
Net unrealized appreciation (depreciation) on:
Investment securities	50,692

Net assets	$257,815

Net assets by class:
Initial Class	$232,648
Service Class	25,167
Shares outstanding:
Initial Class	16,138
Service Class	1,753
Net asset value and offering price per share:
Initial Class	$14.42
Service Class	14.36
STATEMENT OF OPERATIONS
For the period ended June 30, 2011
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income (including withholding taxes on foreign dividends of $1)	$2,357
Interest income	1
Securities lending income (net)	63

2,421

Expenses:
Management and advisory	1,024
Distribution and service:
Service Class	25
Printing and shareholder reports	8
Custody	21
Administration	25
Legal	6
Audit and tax	6
Trustees	3
Transfer agent	1
Other	4

Total expenses	1,123

Net investment income	1,298

Net realized gain (loss) on transactions from:
Investment securities	10,840
Net increase in unrealized appreciation (depreciation) on:
Investment securities	4,919

Net realized and unrealized gain	15,759

Net increase in net assets resulting from operations	$17,057

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica JPMorgan Mid Cap Value VP
STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(all amounts in thousands)

	June 30, 2011	December 31,
	(unaudited)	2010
From operations:
Net investment income	$1,298	$2,692
Net realized gain (loss) from investment securities	10,840	496
Change in net unrealized appreciation (depreciation) on investment securities	4,919	40,193

Net increase in net assets resulting from operations	17,057	43,381

Distributions to shareholders:
From net investment income:
Initial Class	—	(3,540)
Service Class	—	(155)

Total distributions to shareholders	—	(3,695)

Capital share transactions:
Proceeds from shares sold:
Initial Class	11,135	14,079
Service Class	13,270	13,302

Dividends and distributions reinvested:	24,405	27,381

Initial Class	—	3,540
Service Class	—	155

Cost of shares redeemed:	—	3,695

Initial Class	(12,374)	(76,018)
Service Class	(1,900)	(2,805)

	(14,274)	(78,823)

Net increase (decrease) in net assets from capital shares transactions	10,131	(47,747)

Net increase (decrease) in net assets	27,188	(8,061)

Net assets:	230,627	238,688

Beginning of period/year
End of period/year	$257,815	$230,627

Undistributed net investment income	$4,017	$2,719

Share activity:
Shares issued:
Initial Class	798	1,164
Service Class	951	1,100

	1,749	2,264

Shares issued-reinvested from distributions:
Initial Class	—	322
Service Class	—	14

	—	336

Shares redeemed:
Initial Class	(868)	(6,607)
Service Class	(136)	(237)

	(1,004)	(6,844)

Net increase (decrease) in shares outstanding:
Initial Class	(70)	(5,121)
Service Class	815	877

	745	(4,244)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica JPMorgan Mid Cap Value VP
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Period ended		Initial Class
	June 30, 2011		Year Ended December 31,
	(unaudited)		2010	2009	2008	2007	2006
Net asset value
Beginning of period/year	$13.45		$11.16	$9.25	$15.79	$16.60	$15.89
Investment operations
Net investment income(A)	0.07		0.15	0.18	0.19	0.19	0.17
Net realized and unrealized gain (loss)	0.90		2.37	2.22	(4.89)	0.29	2.39

Total operations	0.97		2.52	2.40	(4.70)	0.48	2.56

Distributions
From net investment income	—		(0.23)	(0.18)	(0.20)	(0.17)	(0.15)
From net realized gains	—		—	(0.31)	(1.64)	(1.12)	(1.70)

Total distributions	—		(0.23)	(0.49)	(1.84)	(1.29)	(1.85)

Net asset value	$14.42		$13.45	$11.16	$9.25	$15.79	$16.60

End of period/year
Total return(B)	7.21	%(C)	22.99%	26.41%	(32.88%)	2.83%	17.25%
Net assets end of period/year (000’s)	$232,648		$218,048	$238,019	$190,306	$336,861	$353,498
Ratio and supplemental data
Expenses to average net assets	0.88	%(D)	0.89%	0.89%	0.88%	0.87%	0.88%
Net investment income, to average net assets	1.05	%(D)	1.21%	1.85%	1.40%	1.10%	1.02%
Portfolio turnover rate	19	%(C)	37%	34%	43%	45%	40%
For a share outstanding throughout each period

	Period ended		Service Class
	June 30, 2011		Year Ended December 31,
	(unaudited)		2010	2009	2008	2007	2006
Net asset value
Beginning of period/year	$13.42		$11.15	$9.22	$15.73	$16.54	$15.83
Investment operations
Net investment income(A)	0.06		0.12	0.16	0.14	0.15	0.13
Net realized and unrealized gain (loss)	0.88		2.37	2.21	(4.87)	0.28	2.37

Total operations	0.94		2.49	2.37	(4.73)	0.43	2.50

Distributions
From net investment income	—		(0.22)	(0.13)	(0.14)	(0.12)	(0.09)
From net realized gains	—		—	(0.31)	(1.64)	(1.12)	(1.70)

Total distributions	—		(0.22)	(0.44)	(1.78)	(1.24)	(1.79)

Net asset value	$14.36		$13.42	$11.15	$9.22	$15.73	$16.54

End of period/year
Total return(B)	7.00	%(C)	22.82%	26.12%	(33.08%)	2.53%	16.96%
Net assets end of period/year (000’s)	$25,167		$12,579	$669	$161	$435	$516
Ratio and supplemental data
Expenses to average net assets	1.13	%(D)	1.14%	1.14%	1.13%	1.12%	1.13%
Net investment income, to average net assets	0.86	%(D)	1.02%	1.63%	1.08%	0.89%	0.77%
Portfolio turnover rate	19	%(C)	37%	34%	43%	45%	40%

(A)	Calculated based on average number of shares outstanding.

(B)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(C)	Not annualized.

(D)	Annualized.
Note: Prior to January 1, 2010, all of the financial highlights were audited by another independent registered public accounting firm.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica JPMorgan Mid Cap Value VP
NOTES TO FINANCIAL STATEMENTS
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan Mid Cap Value VP (the “Fund”) is part of TST.
The Fund currently offers two classes of shares; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund, including investment objectives and strategies.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.
The following is a summary of significant accounting policies followed by the Fund.
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian and, pursuant to the terms of the repurchase agreements, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund bears the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Cash overdraft: Throughout the period, the Fund may have cash overdraft balances. A fee is incurred on these overdrafts by a rate based on the federal funds rate.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities are translated at the exchange rates in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.
Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Fund’s securities exposes the Fund to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Fund seeks to increase its net investment income through the receipt of interest (after rebates and fees).
Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2011 are shown in the Schedule of Investments and Statement of Assets and Liabilities.
Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.
Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.
Commissions recaptured during the period ended June 30, 2011 of $4, are included in net realized gain (loss) in the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica JPMorgan Mid Cap Value VP
NOTES TO FINANCIAL STATEMENTS
(continued) At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. (continued)
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.
Dividend income related to a Real Estate Investment Trust (“REIT”) is recorded at the amount of distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.
Foreign taxes: The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests.
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities (common and preferred stock): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Foreign securities, in which their primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica JPMorgan Mid Cap Value VP
NOTES TO FINANCIAL STATEMENTS (continued)
 At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 2. (continued)
Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2
Securities lending collateral: Securities lending collateral is a money market fund which is valued at the net assets of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Fund’s Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When the Fund must use fair valuation methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.
The hierarchy classification of inputs used to value the Fund’s investments at June 30, 2011 are disclosed in the Valuation Summary of the Fund’s Schedule of Investments. Transfers between Levels are considered to have occurred at the end of the reporting period.
There were no significant transfers between Level 1 and Level 2 during the period ended June 30, 2011.
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.
TAM, the Fund’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TFS, and TCI. None of the non-independent trustees receive compensation for services as trustees of the Fund or the entities that invest in the Fund.
The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at June 30, 2011:

	Market	% of Net
	Value	Assets
Transamerica Asset Allocation — Conservative VP	$11,887	4.61%
Transamerica Asset Allocation — Growth VP	32,796	12.72
Transamerica Asset Allocation — Moderate VP	29,603	11.49
Transamerica Asset Allocation — Moderate Growth VP	111,301	43.17
Transamerica BlackRock Tactical Allocation VP	18,565	7.20

Total	$204,152	79.19%

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica JPMorgan Mid Cap Value VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
Investment advisory fees: The Fund pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $100 million	0.85%
Over $100 million	0.80%
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees and certain extraordinary expenses, exceed the following stated annual limit:
1.00% Expense Limit
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived fees.
During the period ended June 30, 2011, there were no amounts reimbursed/waived or recaptured by the adviser. There are no amounts available for recapture by the adviser as of June 30, 2011.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2012. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2011 were as follows:

Purchases of securities:
Long-term	$57,139
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	45,254
U.S. Government	—

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica JPMorgan Mid Cap Value VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 5. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code.
The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax positions taken for all open tax years (2008 — 2010), or expected to be taken in the Fund’s 2011 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, distribution reclasses for REITs, passive foreign investment companies, foreign currency transactions, capital loss carryforwards, and post-October loss deferrals.
NOTE 6. SUBSEQUENT EVENT
Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica JPMorgan Mid Cap Value VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT
RENEWAL (unaudited)
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 8-9, 2011, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica JPMorgan Mid Cap Value VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and J.P. Morgan Investment Management Inc. (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2012. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds and accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the investment approach for the Portfolio. The Trustees considered the services provided by TAM for the portion of the management fee it retains after payment of the Sub-Adviser’s fee, including oversight of the performance of administrative, recordkeeping, shareholder relations, regulatory reporting and other functions of the Portfolio as well as “manager of managers” services TAM provides in the form of selection and oversight of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2010. The Board noted that the performance of the Initial Class of the Portfolio was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information about TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio, including the amount of the management fee retained by TAM following payment of the sub-advisory fee. The Trustees noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the median for its peer group and in line with the median for its peer universe. The Trustees noted the profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. In evaluating the extent to which the management fee payable under the Investment Advisory Agreement reflects economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM offers breakpoints which benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica JPMorgan Mid Cap Value VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)
(unaudited)
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice. The Trustees also noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.
Other considerations. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica JPMorgan Tactical Allocation VP
(formerly, Transamerica Federated Market Opportunity VP)
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at January 1, 2011 and held for the entire period until June 30, 2011.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (B)
	Beginning	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized
Fund Name	Account Value	Value	During Period (A)	Value	During Period (A)	Expense Ratio

Transamerica JPMorgan Tactical Allocation VP
Initial Class	$1,000.00	$1,021.40	$4.26	$1,020.58	$4.26	0.85%
Service Class	1,000.00	1,021.20	5.51	1,019.34	5.51	1.10

(A)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(B)	5% return per year before expenses.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2011
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

% of Net
Asset Type	Assets

U.S. Government Agency Obligations	28.5%
U.S. Government Obligations	25.6
Repurchase Agreement	14.4
Common Stocks	14.3
Investment Companies	9.8
Corporate Debt Securities	5.5
Mortgage-Backed Securities	3.5
Asset-Backed Securities	0.8
Other Assets and Liabilities — Net (A)	(2.4)

Total	100.0%

(A)	The Other Assets and Liabilities — Net category may include, but is not limited to, Forward Currency contracts, Futures Contracts, Swap Agreements, Written Options and Swaptions, and Securities Sold Short.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica JPMorgan Tactical Allocation VP
(formerly, Transamerica Federated Market Opportunity VP)
SCHEDULE OF INVESTMENTS
At June 30, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS — 25.6%
U.S. Treasury Bond
4.38%, 11/15/2039	$100	$100
4.50%, 02/15/2036	500	517
5.38%, 02/15/2031	50	59
8.75%, 05/15/2020 — 08/15/2020	1,500	2,196
U.S. Treasury Note
0.63%, 06/30/2012	35	35
0.88%, 01/31/2012	1,220	1,225
2.00%, 04/30/2016	5,000	5,076
2.38%, 10/31/2014	5,000	5,229
2.63%, 04/30/2018	2,000	2,025
3.13%, 04/30/2013 — 10/31/2016	7,100	7,504
3.25%, 12/31/2016	6,000	6,400
U.S. Treasury STRIPS
2.33%, 08/15/2017 ▲	1,500	1,302
2.51%, 02/15/2018 ▲	1,200	1,017
3.26%, 05/15/2020 ▲	5,550	4,168
3.33%, 08/15/2020 ▲	3,800	2,813
3.62%, 11/15/2021 ▲	500	344
4.54%, 11/15/2029 ▲	50	22
4.55%, 02/15/2030 ▲	1,000	431
4.57%, 08/15/2030 ▲	250	105
4.58%, 11/15/2030 ▲	450	187
4.64%, 11/15/2032 ▲	100	37
4.65%, 05/15/2033 ▲	300	109
4.67%, 11/15/2033 ▲	150	53
4.67%, 02/15/2034 ▲	300	105
4.68%, 05/15/2034 ▲	50	17

Total U.S. Government Obligations (cost $40,966)		41,076

U.S. GOVERNMENT AGENCY OBLIGATIONS — 28.5%
Fannie Mae
0.41%, 03/25/2045 *	303	302
0.48%, 07/25/2036 *	533	533
0.79%, 04/25/2040 *	250	251
2.49%, 10/01/2017	988	962
2.69%, 10/01/2017	750	738
2.97%, 11/01/2018	990	972
3.23%, 11/01/2020	750	726
3.29%, 10/01/2020	1,000	972
3.59%, 12/01/2020	1,489	1,473
3.65%, 07/25/2021	433	435
3.76%, 07/25/2021	500	503
4.00%, 05/25/2033	200	199
4.25%, 04/01/2021 — 04/01/2021	1,050	1,071
4.30%, 04/01/2021	450	465
4.33%, 04/01/2021	400	426
4.36%, 03/01/2020	407	427
4.38%, 04/01/2021	500	520
4.39%, 05/01/2021	300	312
4.48%, 02/01/2021	499	522
4.53%, 12/01/2019	989	1,049
4.54%, 01/01/2020	715	757
4.78%, 12/01/2019	1,060	1,135

5.00%, 06/01/2033	$369	$395
5.25%, 05/25/2039	549	591
5.50%, 03/25/2022 — 07/25/2038	6,101	6,696
6.00%, 08/01/2021 — 12/01/2032	5,715	6,299
Fannie Mae, PO
10/25/2024 — 05/25/2037	873	783
Freddie Mac
3.50%, 05/15/2021	500	495
4.50%, 03/01/2037	877	897
4.92%, 02/01/2036 *	432	459
5.00%, 07/15/2020 — 12/15/2022	1,000	1,104
5.50%, 11/15/2023 — 06/15/2035	4,201	4,646
5.85%, 09/15/2035	765	843
6.00%, 01/01/2024 — 04/15/2036	787	883
6.50%, 07/01/2017 — 01/01/2035	1,873	2,107
23.60%, 06/15/2035 *	171	225
Freddie Mac, IO
4.50%, 05/01/2041	1,994	2,063
Freddie Mac, PO
09/15/2032 — 01/15/2040	1,306	1,147
Ginnie Mae
5.50%, 01/16/2033	253	283
Ginnie Mae, IO
6.41%, 05/20/2041 *	999	212
Ginnie Mae, PO
03/20/2031 — 02/17/2033	335	289
Residual Funding Corp. Principal STRIPS
3.31%, 07/15/2020 ▲	1,000	729

Total U.S. Government Agency Obligations (cost $45,984)		45,896

MORTGAGE-BACKED SECURITIES — 3.5%
ASG Resecuritization Trust
Series 2009-4, Class A60
6.00%, 06/28/2037 — 144A	141	147
BCAP LLC Trust
Series 2010-RR4, Class 12A1
4.00%, 07/26/2036 — 144A *	155	156
Series 2011-RR5, Class 1
0.45%, 05/26/2036 Ə	152	138
Series 2011-RR5
4.17%, 07/25/2036 Ə	230	220
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-4, Class 3A1
1.00%, 07/25/2033 *	133	132
Bear Stearns Commercial Mortgage
Securities, IO
Series 2005-PWR8, Class X1
0.25%, 06/11/2041 — 144A *	2,638	41
Chase Mortgage Finance Corp.
Series 2007-A2, Class 2A1
3.06%, 07/25/2037 *	98	97
Citigroup Commercial Mortgage Trust
Series 2006-C5, Class A4
5.43%, 10/15/2049	100	109
Citigroup Mortgage Loan Trust, Inc.
Series 2011-3, Class 1A1
0.27%, 02/25/2047 — 144A *	130	127
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica JPMorgan Tactical Allocation VP
(formerly, Transamerica Federated Market Opportunity VP)
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Citigroup/Deutsche Bank Commercial Mortgage Trust, IO
Series 2007-CD4, Class XC
0.13%, 12/11/2049 — 144A *	$9,665	$81
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4
5.25%, 09/25/2033	203	208
Credit Suisse Mortgage Capital Certificates
Series 2011-6R, Class 3A1
3.16%, 07/28/2036 — 144A *	118	111
Series 2011-7R, Class A1
1.00%, 08/28/2047 — 144A *	292	289
Deutsche Mortgage Securities, Inc.
Series 2009-RS2, Class 4A1
0.32%, 04/26/2037 — 144A *	42	41
GMAC Commercial Mortgage Securities, Inc.
Series 2005-C1, Class AM
4.75%, 05/10/2043	100	101
GSR Mortgage Loan Trust
Series 2003-10, Class 1A1
4.66%, 10/25/2033 *	163	162
Series 2004-6F, Class 2A4
5.50%, 05/25/2034	440	460
Impac CMB Trust
Series 2005-4, Class 2A1
0.49%, 05/25/2035 *	139	124
Impac Secured Assets CMN Owner Trust
Series 2006-1, Class 2A1
0.54%, 05/25/2036 *	73	68
Series 2006-2, Class 2A1
0.54%, 08/25/2036 *	106	94
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB16, Class A4
5.55%, 05/12/2045	125	136
JPMorgan Mortgage Trust Series 2006-A2, Class 5A3
2.96%, 11/25/2033 *	170	171
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 3A7
2.84%, 11/21/2034 *	100	95
MASTR Alternative Loans Trust
Series 2004-5, Class 5A1
4.75%, 06/25/2019	151	155
MASTR Asset Securitization Trust
Series 2003-11, Class 9A6
5.25%, 12/25/2033	222	231
Merrill Lynch/Countrywide Commercial Mortgage Trust, IO
Series 2006-4, Class XC
0.29%, 12/12/2049 — 144A *	2,875	38
Morgan Stanley Capital I, IO
Series 2006-IQ12, Class X1
0.21%, 12/15/2043 — 144A *	3,725	47
Series 2007-HQ11, Class X
0.41%, 02/12/2044 — 144A *	6,166	55
Morgan Stanley Re-REMIC Trust
Series 2011-IO, Class A
2.50%, 03/23/2051 — 144A 3	300	299
Residential Accredit Loans, Inc.
Series 2004-QA4, Class NB3
5.25%, 09/25/2034 *	$109	$105
Sequoia Mortgage Trust
Series 2003-1, Class 1A
0.57%, 04/20/2033 *	121	113
Series 2004-11, Class A1
0.49%, 12/20/2034 *	150	131
Structured Asset Mortgage Investments, Inc.
Series 2004-AR5, Class 1A1
0.52%, 10/19/2034 *	63	56
Structured Asset Securities Corp.
Series 2003-30, Class 1A5
5.50%, 10/25/2033	165	171
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1
0.51%, 09/25/2043 *	198	185
WaMu Mortgage Pass-Through Certificates
Series 2003-AR5, Class A7
2.58%, 06/25/2033 *	211	208
Series 2003-AR6, Class A1
2.57%, 06/25/2033 *	139	139
Wells Fargo Mortgage Backed Securities Trust
Series 2004-8, Class A1
5.00%, 08/25/2019	92	95
Series 2005-AR8, Class 2A1
2.81% *, 06/25/2035 *	108	104
Series 2005-AR9, Class 2A1
2.90%, 05/25/2035 *	108	104
WF-RBS Commercial Mortgage Trust
Series 2011-C3, Class A4
4.38%, 03/15/2044 — 144A	100	98

Total Mortgage-Backed Securities (cost $5,647)		5,642

ASSET-BACKED SECURITIES — 0.8%
AH Mortgage Advance Trust
Series SART-1, Class A1
2.63%, 05/10/2042 — 144A	78	78
Series SART-1, Class A2
3.37%, 05/10/2043 — 144A	221	223
AmeriCredit Automobile Receivables Trust
Series 2011-3, Class A2
0.84%, 11/10/2014	116	116
Chase Funding Mortgage Loan Asset-Backed Certificates
Series 2003-2, Class 2A2
0.75%, 02/25/2033 *	162	151
CNH Equipment Trust
Series 2011-A, Class A3
1.20%, 05/16/2016	50	50
Series 2011-A, Class A4
2.04%, 10/17/2016	53	53
Ford Credit Auto Lease Trust
Series 2011-A, Class A2
1.00%, 09/15/2013	120	120
Hyundai Auto Receivables Trust
Series 2011-B, Class A3
1.04%, 09/15/2015	51	51
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica JPMorgan Tactical Allocation VP
(formerly, Transamerica Federated Market Opportunity VP)
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

ASSET-BACKED SECURITIES (continued)
Hyundai Auto Receivables Trust
Series 2011-B, Class A4
1.65%, 02/15/2017	$57	$57
Real Estate Asset Trust
Series 2011-3A, Class A1
5.44%, 06/25/2031 — 144A	100	100
Santander Drive Auto Receivables Trust
Series 2010-A, Class A4
2.39%, 06/15/2017 — 144A	100	102
Series 2011-S2A, Class B
2.06%, 06/15/2017 — 144A	28	28
Westlake Automobile Receivables Trust
Series 2011-1A, Class A2
1.08%, 07/15/2013 — 144A	33	33
Series 2011-1A, Class A3
1.49%, 06/16/2014 — 144A	47	47

Total Asset-Backed Securities (cost $1,186)		1,209

CORPORATE DEBT SECURITIES — 5.5%
Australia — 0.0%8
Rio Tinto Finance USA, Ltd.
4.13%, 05/20/2021	80	79
Canada — 0.0%8
Petro-Canada
5.35%, 07/15/2033	50	47
Talisman Energy, Inc.
7.75%, 06/01/2019	40	49
Netherlands — 0.0%8
Shell International Finance BV
4.30%, 09/22/2019	50	53
Sweden — 0.1%
Nordea Bank AB
4.88%, 05/13/2021 — 144A	200	192
Switzerland — 0.3%
Credit Suisse
6.00%, 02/15/2018	95	103
Tyco International, Ltd.
7.00%, 12/15/2019	45	53
UBS AG
5.75%, 04/25/2018	120	130
United Kingdom — 0.3%
Barclays Bank PLC
6.75%, 05/22/2019	100	112
HSBC Bank PLC
1.63%, 07/07/2014 — 144A	200	200
3.10%, 05/24/2016 — 144A	150	149
HSBC Holdings PLC
5.10%, 04/05/2021	70	72
United States — 4.8%
American Express Co.
7.00%, 03/19/2018	120	141
Amgen, Inc.
5.65%, 06/15/2042	31	31
AON Corp.
3.13%, 05/27/2016	29	29
Apache Corp.
6.90%, 09/15/2018	50	60
Arrow Electronics, Inc.
7.50%, 01/15/2027	60	64
Associates Corp.
6.95%, 11/01/2018	200	226
AT&T, Inc.
4.45%, 05/15/2021	$150	$154
Bank of America Corp.
5.00%, 05/13/2021	215	212
5.63%, 07/01/2020	100	103
7.63%, 06/01/2019	200	232
Bank of New York Mellon Corp.
4.15%, 02/01/2021	55	55
Berkshire Hathaway Finance Corp.
5.40%, 05/15/2018	200	222
Bunge, Ltd. Finance Corp.
8.50%, 06/15/2019	80	97
Burlington Northern Santa Fe LLC
5.40%, 06/01/2041	60	59
Capital One Bank USA NA
8.80%, 07/15/2019	250	308
Centel Capital Corp.
9.00%, 10/15/2019	25	29
CenterPoint Energy Resources Corp.
4.50%, 01/15/2021 — 144A	100	101
CenturyLink, Inc.
6.45%, 06/15/2021	60	59
7.60%, 09/15/2039	40	38
Citigroup, Inc.
3.95%, 06/15/2016	42	43
8.50%, 05/22/2019	200	248
Crown Castle Towers LLC
3.21%, 08/15/2015 — 144A	60	61
CSX Corp.
4.25%, 06/01/2021	23	23
CVS Caremark Corp.
4.13%, 05/15/2021	80	78
Danaher Corp.
3.90%, 06/23/2021	33	33
Discovery Communications LLC
4.38%, 06/15/2021	37	37
Duke Energy Carolinas LLC
3.90%, 06/15/2021	100	100
E.I. du Pont de Nemours & Co.
6.00%, 07/15/2018	30	35
ERAC USA Finance LLC
4.50%, 08/16/2021 — 144A	35	35
Florida Power & Light Co.
5.13%, 06/01/2041	30	30
FUEL Trust
3.98%, 06/15/2016 — 144A	200	198
General Electric Capital Corp.
4.63%, 01/07/2021	150	151
6.00%, 08/07/2019	230	255
Goldman Sachs Group, Inc.
6.00%, 06/15/2020	135	145
7.50%, 02/15/2019	200	233
Great Plains Energy, Inc.
4.85%, 06/01/2021	14	14
GTP Acquisition Partners I LLC
4.35%, 06/15/2016 — 144A	61	61
Hewlett-Packard Co.
4.30%, 06/01/2021	$67	$68
Jefferies Group, Inc.
8.50%, 07/15/2019	115	136
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica JPMorgan Tactical Allocation VP
(formerly, Transamerica Federated Market Opportunity VP)
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value

United States (continued)
Johnson Controls, Inc.
4.25%, 03/01/2021	$40	$40
Lincoln National Corp.
4.85%, 06/24/2021	7	7
Medco Health Solutions, Inc.
7.13%, 03/15/2018	60	70
Metropolitan Life Global Funding I
2.00%, 01/10/2014 — 144A	150	151
3.65%, 06/14/2018 — 144A	120	117
Morgan Stanley
5.63%, 09/23/2019	300	307
7.30%, 05/13/2019	150	170
National City Corp.
4.90%, 01/15/2015	60	66
National Semiconductor Corp.
3.95%, 04/15/2015	40	43
6.60%, 06/15/2017	60	70
NbcUniversal Media LLC
4.38%, 04/01/2021 — 144A	150	148
News America, Inc.
6.65%, 11/15/2037	100	107
Norfolk Southern Corp.
6.00%, 05/23/2111	95	94
Pennsylvania Electric Co.
6.05%, 09/01/2017	40	45
PPG Industries, Inc.
3.60%, 11/15/2020	50	49
6.65%, 03/15/2018	50	58
Prudential Insurance Co. of America
8.30%, 07/01/2025 — 144A	150	185
Ryder System, Inc.
3.50%, 06/01/2017	43	43
Sempra Energy
9.80%, 02/15/2019	80	107
Southern California Edison Co.
3.88%, 06/01/2021	18	18
Southwestern Electric Power Co.
6.45%, 01/15/2019	50	57
Southwestern Public Service Co.
8.75%, 12/01/2018	80	102
Time Warner Cable, Inc.
6.55%, 05/01/2037	100	106
8.75%, 02/14/2019	105	134
U.S. Bancorp
4.13%, 05/24/2021	37	37
Union Pacific Corp.
4.16%, 07/15/2022 — 144A	88	87
United Technologies Corp.
6.13%, 02/01/2019	50	58
Verizon Communications, Inc.
8.75%, 11/01/2018	80	104
Verizon Global Funding Corp.
7.75%, 12/01/2030	80	100
Wachovia Bank NA
5.60%, 03/15/2016	300	324
Wachovia Corp.
5.75%, 02/01/2018	200	221
Wells Fargo & Co.
5.63%, 12/11/2017	50	55
Xerox Corp.
4.50%, 05/15/2021	$24	$24

Total Corporate Debt Securities (cost $8,844)		8,747

	Shares	Value

COMMON STOCKS — 14.3%
Bermuda — 0.0% ∞
Axis Capital Holdings, Ltd.	1,371	42
Everest RE Group, Ltd.	561	46
Freescale Semiconductor Holdings I, Ltd. ‡	1,590	29
Genpact, Ltd. ‡	1,999	34
Invesco, Ltd.	1,451	34
Ireland — 0.1%
Accenture PLC — Class A	2,400	145
Covidien PLC	3,609	191
Liberia — 0.0%
Royal Caribbean Cruises, Ltd. ‡	708	27
Netherlands Antilles — 0.1%
Schlumberger, Ltd.	2,880	249
Panama — 0.1%
Carnival Corp.	3,199	121
Puerto Rico — 0.0% ∞
Popular, Inc. ‡	4,711	13
Switzerland — 0.3%
ACE, Ltd.	1,400	92
TE Connectivity, Ltd.	2,751	101
Tyco International, Ltd.	4,279	212
United States — 13.7%
3M Co.	2,504	238
Abbott Laboratories	7,113	375
Advance Auto Parts, Inc.	288	17
AES Corp. ‡	1,713	22
Aflac, Inc.	2,161	101
AGL Resources, Inc.	1,714	70
Air Products & Chemicals, Inc.	359	34
Alcoa, Inc.	11,124	177
Alexandria Real Estate Equities, Inc. REIT	145	11
Amazon.com, Inc. ‡	1,489	304
American Express Co.	2,448	126
American Tower Corp. — Class A ‡	960	50
Amphenol Corp. — Class A	334	18
Anadarko Petroleum Corp.	2,591	199
Apache Corp.	1,156	143
Apple, Inc. ‡	2,441	820
Applied Materials, Inc.	4,220	55
AT&T, Inc.	4,061	128
AutoZone, Inc. ‡	469	137
AvalonBay Communities, Inc. REIT	448	58
Avnet, Inc. ‡	735	23
Ball Corp.	1,797	69
Bank of America Corp.	28,545	313
Baxter International, Inc.	1,668	100
Becton, Dickinson and Co.	999	86
Bed Bath & Beyond, Inc. ‡	887	52
Berkshire Hathaway, Inc. — Class B ‡	784	61
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica JPMorgan Tactical Allocation VP
(formerly, Transamerica Federated Market Opportunity VP)
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

United States (continued)
Biogen Idec, Inc. ‡	1,798	$192
Broadcom Corp. — Class A ‡	3,629	122
Cablevision Systems Corp. — Class A	66	2
Capital One Financial Corp.	1,311	68
CarMax, Inc. ‡	361	12
CBS Corp. — Class B	8,211	234
Celgene Corp. ‡	3,267	197
CenterPoint Energy, Inc.	3,391	66
CF Industries Holdings, Inc.	347	49
Charles Schwab Corp.	1,903	31
Chesapeake Energy Corp.	2,118	63
Chevron Corp.	6,045	621
CIGNA Corp.	101	5
Cisco Systems, Inc.	7,525	117
Citigroup, Inc.	8,949	372
Citrix Systems, Inc. ‡	317	25
Coach, Inc.	442	28
Coca-Cola Co.	7,358	495
Cognizant Technology Solutions Corp. - Class A ‡	1,495	110
Colgate-Palmolive Co.	1,537	134
Comcast Corp. — Class A	1,402	36
ConAgra Foods, Inc.	1,902	49
ConocoPhillips	3,394	255
Constellation Energy Group, Inc.	2,594	98
Corning, Inc.	5,501	100
Crown Castle International Corp. ‡	2,420	99
CSX Corp.	6,559	172
CVS Caremark Corp.	2,564	96
DaVita, Inc. ‡	2,001	173
Dendreon Corp. ‡	1,791	71
Devon Energy Corp.	1,772	140
DIRECTV — Class A ‡	1,965	100
DISH Network Corp. — Class A ‡	1,186	36
Donaldson Co., Inc.	185	11
Dow Chemical Co.	4,754	171
Dupont Fabros Technology, Inc. REIT	970	24
E*Trade Financial Corp. ‡	350	5
E.I. du Pont de Nemours & Co.	5,173	280
Eaton Corp.	1,150	59
EMC Corp. ‡	6,911	191
Emerson Electric Co.	1,434	81
EOG Resources, Inc.	1,683	176
Essex Property Trust, Inc. REIT	354	48
Exxon Mobil Corp.	6,619	539
Family Dollar Stores, Inc.	212	11
FirstEnergy Corp.	1,904	84
Fluor Corp.	3,076	199
Freeport-McMoRan Copper & Gold, Inc.	913	48
Frontier Communications Corp.	1,897	15
General Electric Co.	18,369	346
General Mills, Inc.	4,220	157
General Motors Co. ‡	4,016	122
Georgia Gulf Corp. ‡	646	16
Goldman Sachs Group, Inc.	786	105
Google, Inc. — Class A ‡	22	11
Harris Corp.	209	9
Helmerich & Payne, Inc.	198	13
Honeywell International, Inc.	3,397	202
Host Hotels & Resorts, Inc. REIT	6,518	$111
Humana, Inc.	1,613	130
Huntington Bancshares, Inc.	4,734	31
Huntington Ingalls Industries, Inc. ‡	56	2
IntercontinentalExchange, Inc. ‡	793	99
International Business Machines Corp.	2,788	478
ITT Corp.	345	20
ITT Educational Services, Inc. ‡	732	57
Janus Capital Group, Inc.	350	3
Johnson & Johnson	1,847	123
Johnson Controls, Inc.	4,530	189
Joy Global, Inc.	325	31
Juniper Networks, Inc. ‡	1,046	33
Kellogg Co.	817	45
Kennametal, Inc.	280	12
Kimberly-Clark Corp.	1,749	116
KLA-Tencor Corp.	634	26
Kohl’s Corp.	530	27
Kroger Co.	3,613	90
L-3 Communications Holdings, Inc.	426	37
LAM Research Corp. ‡	1,456	64
Lennar Corp. — Class A	2,347	42
Lowe’s Cos., Inc.	5,004	117
Macy’s, Inc.	1,200	35
Marathon Oil Corp.	1,352	71
Mastercard, Inc. — Class A	262	79
McDonald’s Corp.	1,321	111
McKesson Corp.	972	81
Merck & Co., Inc.	9,121	322
MetLife, Inc.	3,737	163
Microsoft Corp.	15,484	403
Morgan Stanley	1,938	45
Mylan, Inc. ‡	2,821	70
National Oilwell Varco, Inc.	1,118	87
NetApp, Inc. ‡	1,335	70
Nextera Energy, Inc.	2,965	170
Noble Energy, Inc.	200	18
Nordstrom, Inc.	536	25
Norfolk Southern Corp.	3,012	225
Northeast Utilities	3,356	118
Northern Trust Corp.	970	45
Novellus Systems, Inc. ‡	682	25
Oneok, Inc.	987	73
Oracle Corp.	9,473	312
PACCAR, Inc.	4,032	206
PepsiCo, Inc.	3,903	275
Pfizer, Inc.	15,259	314
Philip Morris International, Inc.	2,230	149
Pioneer Natural Resources Co.	513	46
PPG Industries, Inc.	269	24
Procter & Gamble Co.	7,289	464
Prudential Financial, Inc.	2,524	161
QUALCOMM, Inc.	2,268	130
Range Resources Corp.	677	38
Raytheon Co.	647	32
Ross Stores, Inc.	435	35
Safeway, Inc.	2,576	60
SanDisk Corp. ‡	2,228	93
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica JPMorgan Tactical Allocation VP
(formerly, Transamerica Federated Market Opportunity VP)
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

United States (continued)
Sempra Energy	1,738	$92
Southwest Airlines Co.	3,110	36
Sprint Nextel Corp. ‡	35,066	189
St. Jude Medical, Inc.	1,882	90
Staples, Inc.	1,358	21
State Street Corp.	4,803	216
SunTrust Banks, Inc.	1,024	26
Target Corp.	3,192	150
TD Ameritrade Holding Corp.	1,182	23
Texas Instruments, Inc.	2,214	73
Textron, Inc.	909	21
Thomas & Betts Corp. ‡	230	12
Time Warner, Inc.	6,872	250
TJX Cos., Inc.	1,952	103
U.S. Bancorp	7,852	200
Union Pacific Corp.	800	84
United Technologies Corp.	4,268	379
UnitedHealth Group, Inc.	4,182	216
V.F. Corp.	164	18
Valero Energy Corp.	3,137	80
Verizon Communications, Inc.	11,644	433
Wal-Mart Stores, Inc.	5,814	309
Walt Disney Co.	6,450	252
Wells Fargo & Co.	16,322	459
Whirlpool Corp.	277	23
Williams Cos., Inc.	4,637	140
Xilinx, Inc.	3,726	136
Yum! Brands, Inc.	622	34
Zions Bancorporation	1,253	30

Total Common Stocks (cost $23,439)		22,967

INVESTMENT COMPANIES — 9.8%
United States — 9.8%
iShares MSCI Emerging Markets Index Fund	60,267	$2,869
JPMorgan Emerging Markets Debt Fund	190,942	1,564
JPMorgan High Yield Fund	282,424	2,316
JPMorgan International Equity Fund	529,492	7,635
JPMorgan Intrepid America Fund	54,809	1,355

Total Investment Companies (cost $16,099)		15,739

	Principal	Value

REPURCHASE AGREEMENT — 14.4%
State Street Bank & Trust Co. 0.1% ▲,dated 06/30/2011,to be repurchased at $23,036 on 07/01/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, with a value of $23,498.	$23,036	23,036
Total Repurchase Agreement (cost $23,036)

Total Investment Securities (cost $165,201) #		164,312

Other Assets and Liabilities — Net		(3,899)

Net Assets		$160,413

FUTURES CONTRACTS:

				Net Unrealized
				Appreciation
Description	Type	Contracts Г	Expiration Date	(Depreciation)

10-Year Government of Canada Bond	Long	12	09/21/2011	$(13)
10-Year Japan Government Bond	Short	(1)	09/08/2011	(1)
10-Year U.S. Treasury Note	Long	6	09/21/2011	(6)
2-Year U.S. Treasury Note	Short	(23)	09/30/2011	3
AEX Index	Long	16	07/15/2011	28
ASX SPI 200 Index	Short	(6)	09/15/2011	(12)
DAX Index	Long	10	09/16/2011	95
Euro Stoxx 50 Index	Short	(44)	09/16/2011	(81)
FTSE 100 Index	Short	(20)	09/16/2011	(69)
German Euro Bund	Short	(7)	09/08/2011	3
IBEX 35 Index	Short	(6)	07/15/2011	(42)
OMX 30 Index	Short	(45)	07/15/2011	(23)
S&P500 E-Mini Index	Long	102	09/16/2011	250
S&P TSE 60 Index	Long	10	09/15/2011	24
U.K. Long Gilt Bond	Long	8	09/28/2011	(8)

				$148

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica JPMorgan Tactical Allocation VP
(formerly, Transamerica Federated Market Opportunity VP)
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in U.S.	Net Unrealized
		Settlement	Dollars Bought	Appreciation
Currency	Bought (Sold)	Date	(Sold)	(Depreciation)

Canadian Dollar	(2,300)	07/20/2011	$(2,350)	$(34)
Canadian Dollar	2,300	07/20/2011	2,410	(26)
Euro	1,700	07/20/2011	2,463	2
Euro	(1,700)	07/20/2011	(2,337)	(127)

				$(185)

	Percentage of
INVESTMENTS BY INDUSTRY:	Total Investments	Value

U.S. Government Agency Obligation	27.9%	$45,896
U.S. Government Obligation	25.0	41,076
Capital Markets	10.7	17,525
Mortgage-Backed Security	3.4	5,642
Diversified Financial Services	1.7	2,856
Oil, Gas & Consumable Fuels	1.7	2,738
Commercial Banks	1.3	2,187
Media	0.9	1,442
Insurance	0.8	1,377
Computers & Peripherals	0.8	1,242
Asset-Backed Security	0.7	1,209
Pharmaceuticals	0.7	1,204
Diversified Telecommunication Services	0.7	1,060
Industrial Conglomerates	0.6	903
IT Services	0.5	846
Road & Rail	0.5	787
Beverages	0.5	770
Software	0.5	740
Electric Utilities	0.4	738
Chemicals	0.4	716
Household Products	0.4	714
Aerospace & Defense	0.4	710
Health Care Providers & Services	0.4	675
Semiconductors & Semiconductor Equipment	0.4	643
Food & Staples Retailing	0.4	633
Specialty Retail	0.3	494
Biotechnology	0.3	491
Health Care Equipment & Supplies	0.3	467
Energy Equipment & Services	0.3	450
Wireless Telecommunication Services	0.2	399
Food Products	0.2	348
Machinery	0.2	339
Consumer Finance	0.2	335
Electronic Equipment & Instruments	0.2	306
Metals & Mining	0.2	304
Internet & Catalog Retail	0.2	304
Hotels, Restaurants & Leisure	0.2	293
Communications Equipment	0.2	289
Multi-Utilities	0.2	265
Real Estate Investment Trusts	0.2	252
Multiline Retail	0.2	248
Auto Components	0.1	229
Construction & Engineering	0.1	199
Tobacco	0.1	149
Gas Utilities	0.1	143
Automobiles	0.1	122
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica JPMorgan Tactical Allocation VP
(formerly, Transamerica Federated Market Opportunity VP)
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)

	Percentage of
INVESTMENTS BY INDUSTRY (continued):	Total Investments		Value

Independent Power Producers & Energy Traders	0.1%		$120
Electrical Equipment	0.1		93
Containers & Packaging	0.0	∞	69
Household Durables	0.0	∞	65
Diversified Consumer Services	0.0	∞	57
Textiles, Apparel & Luxury Goods	0.0	∞	46
Airlines	0.0	∞	36
Office Electronics	0.0	∞	24
Internet Software & Services	0.0	∞	11

Investment Securities, at Value	86.0		141,276
Short-Term Investments	14.0		23,036

Total Investments	100.0%		$164,312

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 06/30/2011.

Ə	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. This security had a market value of $657, or 0.41%, of the fund’s net assets.

∞	Percentage rounds to less than 0.1%.

All of these securities in the amount of $1,260 have been segregated as collateral with the broker to cover margin requirements for open futures contracts.

‡	Non-income producing security.

▲	Rate shown reflects the yield at 06/30/2011.

#	Aggregate cost for federal income tax purposes is $165,201. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $820 and $1,709, respectively. Net unrealized depreciation for tax purposes is $889.
DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 06/30/2011, these securities aggregated $3,826, or 2.39%, of the fund’s net assets.
AEX	Amsterdam Exchange
ASX	Australian Securities Exchange
DAX	Deutscher Aktien
FTSE	Financial Times Stock Exchange
IBEX	International Business Exchange (initiative funded by the European Commission)
IO	Interest Only
PO	Principal Only
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)
STRIPS	Separate Trading of Registered Interest and Principal of Securities
VALUATION SUMMARY: э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	06/30/2011

Asset-Backed Securities	$—	$1,209	$—	$1,209
Common Stocks	22,198	769	—	22,967
Corporate Debt Securities	—	8,747	—	8,747
Investment Companies	15,739	—	—	15,739
Mortgage-Backed Securities	—	5,642	—	5,642
Repurchase Agreement	—	23,036	—	23,036
U.S. Government Agency Obligations	—	45,896	—	45,896
U.S. Government Obligations	—	41,076	—	41,076
Total	$37,937	$126,375	$—	$164,312
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica JPMorgan Tactical Allocation VP
(formerly, Transamerica Federated Market Opportunity VP)
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
VALUATION SUMMARY (continued): э

		Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable	Total at
Other Financial Instruments	Prices	Inputs	Inputs	06/30/2011

Futures Contracts — Appreciation	$403	$—	$—	$403
Futures Contracts — Depreciation	(255)	—	—	(255)
Forward Foreign Currency Contracts 3 Appreciation	—	2	—	2
Forward Foreign Currency Contracts — Depreciation	—	(187)	—	(187)
Total	$148	$(185)	$—	$(37)

э	See the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica JPMorgan Tactical Allocation VP
(formerly, Transamerica Federated Market Opportunity VP)
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2011
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $142,165)	$141,276
Repurchase agreement, at value (cost: $23,036)	23,036
Foreign currency, at value(cost: $94)	94
Receivables:
Investment securities sold	965
Shares sold	185
Interest	461
Dividends	45
Dividend reclaims	6
Variation margin	8
Prepaid expenses	2
Unrealized appreciation on forward foreign currency contracts	2

166,080

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	5,201
Shares redeemed	79
Management and advisory fees	90
Distribution and service fees	3
Trustees fees	1
Administration fees	3
Printing and shareholder reports fees	60
Audit and tax fees	8
Other	35
Unrealized depreciation on forward foreign currency contracts	187

Net assets	5,667

$160,413

Net assets consist of:
Capital stock ($.01 par value)	$133
Additional paid-in capital	221,581
Undistributed (accumulated) net investment	3,203
income (loss)
Undistributed (accumulated) net realized gain (loss) from investment securities futures, and foreign currency transactions	(63,584)
Net unrealized appreciation (depreciation) on:
Investment securities	(889)
Futures contracts	148
Translation of assets and liabilities denominated in foreign currencies	(179)

Net assets	$160,413

Net assets by class:
Initial Class	$139,343
Service Class	21,070
Shares outstanding:
Initial Class	11,666
Service Class	1,680
Net asset value and offering price per share:
Initial Class	$11.94
Service Class	12.54
STATEMENT OF OPERATIONS
For the period ended June 30, 2011
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income (including withholding taxes on foreign dividends of $17)	$889
Interest income	306
Securities lending income (net)	12

1,207

Expenses:
Management and advisory	833
Distribution and service:
Service Class	14
Printing and shareholder reports	32
Custody	46
Administration	23
Legal	7
Audit and tax	7
Trustees	4
Transfer agent	1
Other	4

Total expenses	971

Net investment income	236

Net realized gain (loss) on transactions from:
Investment securities	12,943
Futures contracts	40
Foreign currency transactions	(135)

12,848

Net decrease in unrealized appreciation
(depreciation) on:
Investment securities	(6,550)
Futures contracts	148
Translation of assets and liabilities denominated in foreign currencies	(207)

Change in unrealized appreciation (depreciation)	(6,609)

Net realized and unrealized gain	6,239

Net increase in net assets resulting from operations	$6,475

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica JPMorgan Tactical Allocation VP
(formerly, Transamerica Federated Market Opportunity VP)
STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(all amounts in thousands)

	June 30, 2011	December 31,
	(unaudited)	2010
From operations:
Net investment income	$236	$1,895
Net realized gain (loss) from investment securities, futures contracts, and foreign currency transactions	12,848	(7,790)
Change in net unrealized appreciation (depreciation) on investment securities, futures contracts, and foreign currency translation	(6,609)	5,517

Net increase (decrease) in net assets resulting from operations	6,475	(378)

Distributions to shareholders:
From net investment income:
Initial Class	—	(9,963)
Service Class	—	(365)

Total distributions to shareholders	—	(10,328)

Capital share transactions:
Proceeds from shares sold:
Initial Class	3,336	8,952
Service Class	12,202	2,464

	15,538	11,416

Dividends and distributions reinvested:
Initial Class	—	9,963
Service Class	—	365

	—	10,328

Cost of shares redeemed:
Initial Class	(124,752)	(40,052)
Service Class	(2,599)	(4,804)

	(127,351)	(44,856)

Net decrease in net assets from capital shares transactions	(111,813)	(23,112)

Net decrease in net assets	(105,338)	(33,818)

Net assets:
Beginning of period/year	265,751	299,569

End of period/year	$160,413	$265,751

Undistributed net investment income	$3,203	$2,967

Share activity:
Shares issued:
Initial Class	282	742
Service Class	975	196

	1,257	938

Shares issued-reinvested from distributions:
Initial Class	—	819
Service Class	—	29

	—	848

Shares redeemed:
Initial Class	(10,388)	(3,318)
Service Class	(209)	(377)

	(10,597)	(3,695)

Net increase (decrease) in shares outstanding:
Initial Class	(10,106)	(1,757)
Service Class	766	(152)

	(9,340)	(1,909)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica JPMorgan Tactical Allocation VP
(formerly, Transamerica Federated Market Opportunity VP)
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

Period ended	Initial Class
June 30, 2011	Year Ended December 31,
(unaudited)	2010	2009	2008	2007	2006
Net asset value
Beginning of period/year	$11.69	$12.15	$13.37	$14.66	$15.40	$16.52
Investment operations
Net investment income(A)	0.01	0.08	0.06	0.24	0.41	0.48
Net realized and unrealized gain (loss)	0.24	(0.08)	0.52	(0.85)	(0.50)	—	(B)

Total operations	0.25	—	(B)	0.58	(0.61)	(0.09)	0.48

Distributions
From net investment income	—	(0.46)	(0.45)	(0.68)	(0.58)	(0.28)
From net realized gains	—	—	(1.35)	—	(0.07)	(1.32)

Total distributions	—	(0.46)	(1.80)	(0.68)	(0.65)	(1.60)

Net asset value	$11.94	$11.69	$12.15	$13.37	$14.66	$15.40

End of period/year
Total return(C)	2.14	%(D)	(0.11%)	4.20%	(4.53%)	(0.48%)	2.76%
Net assets end of period/year (000’s)	$139,343	$254,517	$285,979	$298,449	$401,656	$518,866
Ratio and supplemental data	0.85	%(E)
Expenses to average net assets	0.85%	0.84%	0.81%	0.82%	0.81%
Net investment income, to average net assets	0.21	%(E)	0.69%	0.47%	1.64%	2.72%	2.94%
Portfolio turnover rate	195	%(D)	210%	183%	290%	56%	91%
For a share outstanding throughout each period

	Period ended		Service Class
	June 30, 2011		Year Ended December 31,
	(unaudited)		2010	2009	2008	2007	2006
Net asset value
Beginning of period/year	$12.28		$12.74	$13.91	$15.20	$15.94	$17.05
Investment operations
Net investment income(A)	0.01		0.06	0.05	0.21	0.38	0.45
Net realized and unrealized gain (loss)	0.25		(0.10)	0.52	(0.87)	(0.52)	0.01

Total operations	0.26		(0.04)	0.57	(0.66)	(0.14)	0.46

Distributions
From net investment income	—		(0.42)	(0.39)	(0.63)	(0.53)	(0.25)
From net realized gains	—		—	(1.35)	—	(0.07)	(1.32)

Total distributions	—		(0.42)	(1.74)	(0.63)	(0.60)	(1.57)

Net asset value	$12.54		$12.28	$12.74	$13.91	$15.20	$15.94

End of period/year
Total return(C)	2.12	%(D)	(0.42%)	3.95%	(4.65%)	(0.70%)	2.47%
Net assets end of period/year (000’s)	$21,070		$11,234	$13,590	$14,000	$25,139	$32,406
Ratio and supplemental data	1.10	%(E)
Expenses to average net assets			1.11%	1.09%	1.06%	1.07%	1.06%
Net investment income, to average net assets	0.16	%(E)	0.46%	0.31%	1.38%	2.48%	2.67%
Portfolio turnover rate	195	%(D)	210%	183%	290%	56%	91%

(A)	Calculated based on average number of shares outstanding.

(B)	Rounds to less than $0.01 or $(0.01).

(C)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(D)	Not annualized.

(E)	Annualized.
Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica JPMorgan Tactical Allocation VP
(formerly, Transamerica Federated Market Opportunity VP)
NOTES TO FINANCIAL
STATEMENTS At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Effective May 1, 2011, Transamerica Federated Market Opportunity VP changed its name to Transamerica JPMorgan Tactical Allocation VP. Transamerica JPMorgan Tactical Allocation VP (the “Fund”) is part of TST.
The Fund currently offers two classes of shares; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund, including investment objectives and strategies.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian and, pursuant to the terms of the repurchase agreements, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund bears the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities are translated at the exchange rates in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.
Forward foreign currency contracts: The Fund is subject to foreign currency exchange rate risk exposure in the normal course of pursuing its investment objectives. The Fund enters into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.
Open forward foreign currency contracts at June 30, 2011 are listed in the Schedule of Investments.
Option contracts: The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund enters into option contracts to manage exposure to various market fluctuations. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts; the possibility of an illiquid market and an inability of the counterparty to meet the contract terms.
The Fund writes call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. When the Fund writes a covered call or put option/swaption, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. Premiums received from writing options/swaptions which expire are treated as realized gains. Premiums received from writing options/swaptions which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. Options are marked- to-market daily to reflect the current value of the option/swaption written.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica JPMorgan Tactical Allocation VP
(formerly, Transamerica Federated Market Opportunity VP)
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. (continued)
The Fund purchase put and call options on foreign or U.S. securities, indices, futures, swaps (“swaptions”), and commodities. Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Fund pays premiums, which are included in the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying futures, swaps, security, commodity, or currency transaction to determine the realized gain or loss. Realized gains or losses are reflected in the realized gains or losses of investment securities on the Statement of Operations.
There were no open option contracts at June 30, 2011.
Futures contracts: The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk, and commodity risk in the normal course of pursuing its investment objective. The Fund uses futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker either in cash or securities an initial margin in an amount equal to a certain percentage of the contract amount.
Subsequent payments (variation margin) are paid or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or security prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
The open futures contracts at June 30, 2011 are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is included in the Statement of Assets and Liabilities.
Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Fund’s securities exposes the Fund to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Fund seeks to increase its net investment income through the receipt of interest (after rebates and fees).
Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2011 are shown in the Schedule of Investments and Statement of Assets and Liabilities.
Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.
Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.
Commissions recaptured during the period ended June 30, 2011 of $58, are included in net realized gain (loss) in the Statement of Operations.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.
Dividend income related to a Real Estate Investment Trust (“REIT”) is recorded at the amount of distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica JPMorgan Tactical Allocation VP
(formerly, Transamerica Federated Market Opportunity VP)
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. (continued)
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.
Foreign taxes: The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests.
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities (common and preferred stock): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds (“ETF”), and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.
Securities lending collateral: Securities lending collateral is a money market fund which is valued at the net assets of the underlying portfolios and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica JPMorgan Tactical Allocation VP
(formerly, Transamerica Federated Market Opportunity VP)
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 2. (continued)
Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Asset backed securities: The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.
Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy.
U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include TBA securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over the counter (“OTC”) derivative contracts include forward, swap, option and swaption contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy.
Investment company securities: Investment company securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. ETF’s are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy.
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Fund’s Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these intruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When the Fund must use fair valuation methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.
The hierarchy classification of inputs used to value the Fund’s investments at June 30, 2011 are disclosed in the Valuation Summary of the Fund’s Schedule of Investments. Transfers between Levels are considered to have occurred at the end of the reporting period.
There were no significant transfers between Level 1 and Level 2 during the period ended June 30, 2011.
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica JPMorgan Tactical Allocation VP
(formerly, Transamerica Federated Market Opportunity VP)
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
TAM, the Fund’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TFS, and TCI. None of the non-independent trustees receive compensation for services as trustees of the Fund or entities that invest in the Fund.
Investment advisory fees: The Fund pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:
Effective May 1, 2011

First $500 million	0.70%
Over $500 million up to $750 million	0.675%
Over $750 million	0.65%
Prior to May 1, 2011

First $500 million	0.75%
Over $500 million up to $750 million	0.675%
Over $750 million	0.65%
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees and certain extraordinary expenses, exceed the following stated annual limit:
1.00% Expense Limit
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived fees.
During the period ended June 30, 2011, there were no amounts reimbursed/waived or recaptured by the adviser. There were no amounts available for recapture at June 30, 2011.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2012. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica JPMorgan Tactical Allocation VP
(formerly, Transamerica Federated Market Opportunity VP)
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2011 were as follows:

Purchases of securities:
Long-term	$194,510
U.S. Government	41,754
Proceeds from maturities and sales of securities:
Long-term	238,006
U.S. Government	—
NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS
The Fund is subject to various risks in the normal course of pursuing its investment objectives. The volume of purchased options held throughout the period decreased from 7 contracts at the beginning of the period to zero contracts at the end of the period. The volume of forward foreign currency contracts held throughout the period decreased from 31 contracts at the beginning of the period to 4 contracts at the end of the period. The volume of futures contracts held throughout the period increased from zero contracts at the beginning of the period to 15 contracts at the end of the period.
Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2011
Derivatives not accounted for as hedging instruments

	Interest rate	Equity	Foreign exchange
Location	contracts	contracts	contracts	Total

Asset Derivatives
Unrealized appreciation on futures contracts *	$6	$397	$—	$403
Unrealized appreciation on forward foreign currency contracts	—	—	2	2
Liability Derivatives
Unrealized (depreciation) on futures contracts *	(28)	(227)	—	(255)
Unrealized (depreciation) on forward foreign currency contracts	—	—	(187)	(187)
Total	$(22)	$170	$(185)	$(37)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica JPMorgan Tactical Allocation VP
(formerly, Transamerica Federated Market Opportunity VP)
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 5. (continued)
Effect of Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2011
Derivatives not accounted for as hedging instruments

	Interest rate	Equity	Foreign exchange
Location	contracts	contracts	contracts	Total

Realized Gain (Loss) on derivative transactions recognized in income
Net realized (loss) on purchased options ^	$—	$(10,864)	$—	$(10,864)
Net realized gain on futures contracts	40	—	—	40
Net realized (loss) on foreign currency transactions ~	—	—	(17)	(17)
Change in Unrealized Appreciation (Depreciation) on derivatives recognized in income
Net increase in unrealized appreciation on purchased options ψ	—	7,761	—	7,761
Net (decrease) in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	—	—	(209)	(209)
Net increase (decrease) in unrealized appreciation (depreciation) on futures contracts	(22)	170	—	148
Total	$18	$(2,933)	$(226)	$(3,141)

^	Included within net realized gain (loss) on transactions from Investment securities.

~	Included within net realized gain (loss) on transactions from foreign currency transactions.

ψ	Included within net increase (decrease) in unrealized appreciation (depreciation) on transactions from Investment securities.
For non-exchange traded derivatives (swaps and forward foreign currency contracts), under standard derivatives agreements, the Fund may be required to post collateral on derivatives if the Fund is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.
NOTE 6. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax provisions taken for all open tax years (2008 — 2010), or expected to be taken in the Fund’s 2011 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, structured notes, foreign bonds, net operating losses, distribution reclasses for REITs, passive foreign investment companies, foreign currency transactions, capital loss carryforwards, and post-October loss deferrals.
NOTE 7. SUBSEQUENT EVENT
Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica JPMorgan Tactical Allocation VP
(formerly, Transamerica Federated Market Opportunity VP)
APPROVAL OF NEW INVESTMENT SUB-ADVISORY AGREEMENT
(unaudited)
At a meeting of the Board Members of Transamerica Series Trust (the “Board”) held on January 6, 2011, the Board, including the Independent Board Members, approved the termination of Federated Equity Management Company of Pennsylvania (“Federated”) as sub-adviser to Transamerica Federated Market Opportunity VP (the “Portfolio”), and approved a new investment sub-advisory agreement for the Portfolio between Transamerica Asset Management, Inc. (“TAM”) and J.P. Morgan Investment Management Inc. (“JPMIM”), the Portfolio’s proposed new Sub-Adviser.
The Board considered the termination of Federated as sub-adviser for Transamerica Federated Market Opportunity VP and the appointment of JPMIM as replacement sub-adviser. The Board authorized TAM to terminate the sub-advisory agreement with Federated. The Board also approved the sub-advisory agreement with JPMIM, with respect to the Portfolio, for an initial two-year period (the “New Sub-Advisory Agreement”).
To assist the Board Members in their consideration of the New Sub-Advisory Agreement, the Board Members received in advance of their meeting certain materials and information. In addition, the Independent Board Members consulted with their independent legal counsel, discussing, among other things, the legal standards and certain other considerations relevant to the Board Members’ deliberations.
Among other matters, the Board Members considered:
(a) that TAM advised the Board Members that the appointment of JPMIM is not expected to result in any diminution in the nature, quality and extent of services provided to the Portfolio and its shareholders, including compliance services;
(b) that JPMIM is an experienced and respected asset management firm and that JPMIM has the capabilities, resources and personnel necessary to provide advisory services to the Portfolio based on an assessment of the services that JPMIM provides to other funds within the Transamerica fund complex;
(c) the proposed responsibilities of JPMIM for the Portfolio and the services expected to be provided by it;
(d) the fact that the sub-advisory fee payable to JPMIM would be paid by TAM and not the Portfolio;
(e) that the advisory fee will be reduced at certain asset levels; and that the sub-advisory fee paid by TAM to JPMIM is consistent with TAM’s fiduciary duty under applicable law; and
(f) that TAM recommended to the Board that JPMIM be appointed as sub-adviser to the Portfolio based on its desire to engage an established sub-adviser with experience managing a mutual fund product and with an existing relationship with TAM.
A discussion followed which included additional consideration of these and other matters.
In their deliberations, the Board Members did not identify any particular information that was all-important or controlling, and each Board Member may have attributed different weights to the various factors. The Board Members, including a majority of the Independent Board Members, concluded that the New Sub-Advisory Agreement should be approved and that the fees payable thereunder are consistent with TAM’s fiduciary duty under applicable law.
Nature, Quality and Extent of Services Provided. In evaluating the nature, quality and extent of the services to be provided by JPMIM under the New Sub-Advisory Agreement, the Board Members considered, among other things, information and assurances provided by TAM and JPMIM as to the operations, facilities, organization and personnel of JPMIM, the anticipated ability of JPMIM to perform its duties under the New Sub-Advisory Agreement, and the anticipated changes to the current investment program and other practices of the Portfolio. The Board Members considered the proposed change to the Portfolio’s investment objective, principal investment strategies and risks and benchmark, as well as the change to the Portfolio’s name. The Board Members considered that TAM has advised the Board Members that the appointment of JPMIM is not expected to result in any diminution in the nature, quality and extent of services provided to the Portfolio and its shareholders, including compliance services. The Board Members considered that JPMIM is an experienced and respected asset management firm and that TAM believes that JPMIM has the capabilities, resources and personnel necessary to provide sub-advisory services to the Portfolio, based on an assessment of the services that JPMIM provides to other funds within the Transamerica funds complex.
It was noted that in order for the Portfolio to invest in ETFs as well as JPMIM-advised funds, as proposed, the Board was required to consider whether the fees to be charged by TAM and JPMIM are based on services that are in addition to rather than duplicative of those provided under the advisory contracts of any underlying funds. It was noted that TAM will render “manager of managers” services to the Portfolio by, among other things, closely monitoring JPMIM’s performance and by adding additional sub-advisers or altering the composition of sub-advisers as necessary to adapt to market conditions or the Portfolio’s performance. On these bases, the Board determined that the fees to be charged by TAM and JPMIM are based on services that are in addition to, rather than duplicative of, the services provided by the adviser to the underlying funds in which the Portfolio will invest.
Based on their review of the materials provided and the assurances they had received from TAM, the Board Members determined that JPMIM can provide sub-advisory services that are appropriate in scope and extent in light of the proposed investment program for the Portfolio and that JPMIM’s appointment is not expected to adversely affect the nature, quality and extent of services provided to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica JPMorgan Tactical Allocation VP
(formerly, Transamerica Federated Market Opportunity VP)
APPROVAL OF NEW INVESTMENT SUB-ADVISORY AGREEMENT (continued)
(unaudited)
Fees and Costs of Services Provided. The Board Members considered the sub-advisory fee rate under the New Sub-Advisory Agreement as well as the overall management fee structure of the Portfolio and noted that the advisory fee payable by the Portfolio would be reduced at certain asset levels if the New Sub-Advisory Agreement is implemented, which would benefit the Portfolio and its shareholders. The Board Members noted that the Portfolio does not pay the sub-advisory fee. The Board Members determined that the sub-advisory fee paid by TAM to JPMIM is consistent with TAM’s fiduciary duty under applicable law.
Economies of Scale. The Board Members considered the sub-advisory fee schedule and the existence of breakpoints. The Board Members concluded that they would have the opportunity to periodically reexamine whether economies of scale had been achieved, and the appropriateness of management fees payable to TAM and fees payable by TAM to JPMIM, in the future. The Board Members noted that TAM believes the appointment of JPMIM as sub-adviser has the potential to attract additional assets.
Fall-Out Benefits. The Board noted that TAM believes that other benefits anticipated to be derived by JPMIM from its relationship with the Fund are expected to be consistent with industry practice. The Board Members also noted that TAM would not realize soft dollar benefits from its relationship with JPMIM, and that JPMIM may engage in soft dollar arrangements consistent with applicable law and “best execution” requirements. The Board also noted that JPMIM is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio will be recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements JPMIM may engage in with respect to the Portfolio’s brokerage transactions. It was noted, however, that given the nature of the proposed investment objectives and strategies of the Portfolio, significant soft dollar arrangements would be unlikely. The Board Members also considered the potential for increased visibility in the marketplace as a result of JPMIM’s relationship with the Portfolio.
Investment Performance. It was noted that there was no historical performance for the Board to review, as the structure of the proposed Portfolio is not currently being offered. However, the Board Members were provided with performance data for the strategy, based on backtesting, against the current Portfolio, Transamerica Federated Market Opportunity VP, and against certain benchmarks for the period of November 2005 to October 2010. The Board Members noted that the data indicated that the performance of Transamerica JPMIM Tactical Allocation VP was stronger than that of Transamerica Federated Market Opportunity VP, and would have outperformed the proposed custom benchmark for the past 1-, 3- and 5-year periods (annualized). The Board Members further noted that TAM believes that the appointment of JPMIM could benefit shareholders by offering them the potential for improved performance based on the historical comparisons, but were unable to predict what effect execution of the New Sub-Advisory Agreement would actually have on the future performance of the Portfolio. Based on this information, the Board Members determined that JPMIM is capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica JPMorgan Tactical Allocation VP
(formerly, Transamerica Federated Market Opportunity VP)
INVESTMENT ADVISORY AGREEMENT — CONTRACT RENEWAL
(unaudited)
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 8-9, 2011, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica JPMorgan Tactical Allocation VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), to determine whether the agreement should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the compensation to be received by TAM under the agreement is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement through June 30, 2012. In reaching their decision, the Trustees requested and received from TAM such information as they deemed reasonably necessary to evaluate the agreement. The Trustees also considered information they had previously received from TAM as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decision on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decision:
The nature, extent and quality of the advisory services provided. The Board considered the nature, extent and quality of the services provided by TAM to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the investment approach for the Portfolio. The Trustees considered the services provided by TAM for the portion of the management fee it retains after payment of the fee to the Portfolio’s sub-adviser, including oversight of the performance of administrative, recordkeeping, shareholder relations, regulatory reporting and other functions of the Portfolio as well as “manager of managers” services TAM provides in the form of selection and oversight of the sub-adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and TAM’s management oversight process. The Trustees determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2010. The Board noted that the performance of the Initial Class of the Portfolio was below the median for its peer universe for the past 1- and 5-year periods, in line with the median for the past 3-year period and above the median for the past 10-year period. The Board noted that it had approved changes to the Portfolio’s name and strategies together with replacement of the Portfolio’s sub-adviser during the past year and that the performance reflected management by the previous sub-adviser in accordance with the prior strategies. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM, the Board concluded that TAM is capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information about TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board reviewed the management fee for the Portfolio, including the amount of the management fee retained by TAM following payment of the sub-advisory fee to the Portfolio’s sub-adviser. The Trustees noted that the Portfolio’s contractual management fee was in line with the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the median for its peer group and in line with the median for its peer universe. The Trustees noted the profitability of the relationship between the Portfolio and TAM and its affiliates and determined that the management fee to be received by TAM under the agreement is consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. In evaluating the extent to which the management fee payable under the Investment Advisory Agreement reflects economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM offers breakpoints which benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM, in the future.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica JPMorgan Tactical Allocation VP
(formerly, Transamerica Federated Market Opportunity VP)
INVESTMENT ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)
(unaudited)
Benefits to TAM and its affiliates from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM and its affiliates from their relationships with the Portfolio are expected to be consistent with industry practice. The Trustees also noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio.
Other considerations. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Portfolio’s sub-adviser. The Trustees also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the compensation to be received by TAM is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Madison Balanced Allocation VP
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at May 1, 2011 (commencement of operations) and held for the entire period until June 30, 2011.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (B)
	Beginning	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized
Fund Name	Account Value	Value	During Period (A)	Value	During Period (A)	Expense Ratio (C)

Transamerica Madison Balanced Allocation VP Service Class	$1,000.00	$993.00	$0.97	$1,007.11	$0.97	0.60%

(A)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (61 days), and divided by the number of days in the year (365 days).

(B)	5% return per year before expenses.

(C)	Expense ratios do not include expenses of the investment companies in which the fund invests.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2011
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

% of Net
Asset Type	Assets

Capital Markets	91.0%
Tactical and Specialty	6.1
Global/International Stocks	3.1
Other Assets and Liabilities — Net	(0.2)

Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Madison Balanced Allocation VP
SCHEDULE OF INVESTMENTS
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES — 100.2%
Capital Markets — 91.0%
Madison Mosaic Disciplined Equity Fund ◊	9,966	$132
Madison Mosaic Institutional Bond Fund ◊	25,238	277
MEMBERS Bond Fund	26,387	272
MEMBERS Equity Income Fund	3,891	39
MEMBERS International Stock Fund	4,337	49
MEMBERS Large Cap Growth Fund	6,101	103
MEMBERS Large Cap Value Fund	9,317	120
Transamerica JPMorgan Enhanced Index VP Ж	7,136	88
Transamerica Systematic Small/Mid Cap Value VP Ж	968	22
Global/International Stocks — 3.1%
Transamerica Thornburg International Value €	3,083	37
Tactical and Specialty — 6.1%	6,713	74
Transamerica Loomis Sayles Bond €	6,713	74

Total Investment Companies (cost $1,206) #		1,213
Other Assets and Liabilities — Net		(2)

Net Assets		$1,211

NOTES TO SCHEDULE OF INVESTMENTS:

◊	The fund is affiliated with the sub-adviser of the fund.

Ж	The fund invests its assets in the Initial Class shares of the affiliated fund of Transamerica Series Trust.

€	The fund invests its assets in the Class I2 shares of the affiliated fund of Transamerica Funds.

#	Aggregate cost for federal income tax purposes is $1,206. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $11 and $4, respectively. Net unrealized appreciation for tax purposes is $7.
VALUATION SUMMARY: э

Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable	Value at
	Prices	Inputs	Inputs	06/30/2011

Investment Companies	$1,213	$—	$—	$1,213

э	See the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Madison Balanced Allocation VP
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2011
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investments in affiliated investment companies, at value (cost: $219)	$221
Investments in non-affiliated investment companies, at value (cost: $987)	992
Cash	2
Receivables:
Investment securities sold	8
Dividends	2
Due from advisor	5

Liabilities:	1,230

Accounts payable and accrued liabilities:
Investment securities purchased	11
Audit and tax fees	4
Custody	4

Net assets	19

$1,211

Net assets consist of:
Capital stock ($.01 par value)	$1
Additional paid-in capital	1,201
Undistributed (accumulated) net investment income (loss)	3
Undistributed (accumulated) net realized gain (loss) from investment in investment companies	(1)
Net unrealized appreciation (depreciation) on investments in investment companies	7

Net assets	$1,211

Shares outstanding	122
Net asset value and offering price per share	$9.93
STATEMENT OF OPERATIONS
For the period ended June 30, 2011(B)
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income from investment companies	$3
Interest income	—	(A)

	3

Expenses:	—	(A)
Management and advisory
Distribution and service	—	(A)
Printing and shareholder reports	—	(A)
Custody	4
Administration	—	(A)
Legal	—	(A)
Audit and tax	3
Trustees	—	(A)
Transfer agent	—	(A)

Total expenses	7

Less waiver/reimbursement	(7)

Net investment income	3

Net realized gain (loss) from:
Non-affiliated investment companies	(1)
Net increase in unrealized appreciation (depreciation) on:
Investments in investment companies	7

Net realized and unrealized gain on investments in investment companies	6

Net increase in net assets resulting from operations	$9

(A)	Rounds to less than $1.

(B)	Commenced operations on May 1, 2011.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Madison Balanced Allocation VP
STATEMENT OF CHANGES IN NET ASSETS
For the period ended:
(all amounts in thousands)

	June 30,
	2011(A)
	(unaudited)
From operations:
Net investment income	$3
Net realized loss from investment companies	(1)
Change in net unrealized appreciation (depreciation) on investments in investment companies	7

Net increase in net assets resulting from operations	9

Capital share transactions:
Proceeds from shares sold	1,202
Cost of shares redeemed	—	(B)

Net increase in net assets resulting from capital shares transactions	1,202

Net increase in net assets	1,211

Net assets:
Beginning of period	—

End of period	$1,211

Undistributed net investment income	$3

Share activity:
Shares issued	122
Shares redeemed	—	(C)

Net increase (decrease) in shares outstanding	122

(A)	Commenced operations on May 1, 2011.

(B)	Rounds to less than $1.

(C)	Rounds to less than 1 share.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Madison Balanced Allocation VP
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Service Class
	May 1 to Jun
	30, 2011(A)
	(unaudited)
Net asset value
Beginning of period	$10.00
Investment operations
Net investment income(B),(C)	0.06
Net realized and unrealized loss	(0.13)

Total operations	(0.07)

Net asset value	$9.93

End of period
Total return(D)	(0.70)	%(E)
Net assets end of period (000’s)	$1,211
Ratio and supplemental data
Expenses to average net assets(F)	0 .60	% (G)
After reimbursement/fee waiver
Before reimbursement/fee waiver	10 .41	%(G)
Net investment income, to average net assets(C)	3 .72	%(G)
Portfolio turnover rate(H)	2	%(E)

(A)	Commenced operations on May 1, 2011.

(B)	Calculated based on average number of shares outstanding.

(C)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the fund invests.

(D)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(E)	Not annualized.

(F)	Does not include expenses of the investment companies in which the fund invests.

(G)	Annualized.

(H)	Does not include the portfolio activity of the underlying funds.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Madison Balanced Allocation VP
NOTES TO FINANCIAL STATEMENTS
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Madison Balanced Allocation VP (the “Fund”) commenced operations on May 1, 2011. The Fund is part of TST.
The Fund currently offers one class of shares; a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund, including investment objectives and strategies.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian and, pursuant to the terms of the repurchase agreements, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund bears the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Cash overdraft: Throughout the period, the Fund may have cash overdraft balances. A fee is incurred on these overdrafts by a rate based on the federal funds rate.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Interest income is accrued as earned. Dividend income and capital gain distributions from investment companies, if any, are recorded on the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Madison Balanced Allocation VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 2. (continued)
Fair value measurements: Investment company securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy.
Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by Transamerica Asset Management Inc.’s (“TAM”) Valuation Committee under the supervision of the Fund’s Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When the Fund must use fair valuation methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.
The hierarchy classification of inputs used to value the Fund’s investments, at June 30, 2011, is disclosed in the Valuation Summary of the Fund’s Schedule of Investments. Transfers between Levels are considered to have occurred at the end of the reporting period.
There were no transfers into or out of any Levels as described above during the period ended June 30, 2011.
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.
TAM, the Fund’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TFS, and TCI. None of the non-independent trustees receive compensation for services as trustees of the Fund or the entities that invest in the Fund.
At the commencement of operations, TAM invested in the Fund. As of June 30, 2011, TAM had remaining investments in the Fund as follows:

	Market	% of Fund’s
	Value	Net Assets
Service Class	$124	10.24%
The table below shows the Fund’s transactions in and earnings from investments in affiliates of TAM for the period ended June 30, 2011:

							Net Capital
Beginning	Purchases at	Proceeds	Unrealized	Market Value	Percent of	Dividend	and Realized
Balance	Cost	from (Sales)	Appreciation	06/30/2011	Net Assets	Income	Gain
$0	$219	$—	$2	$221	18.33%	$ w	$—

w	Rounds to less than $1.
Investment advisory fees: The Fund pays management fees to TAM based on average daily net assets (“ANA”) at the following rate:
0.15% of ANA

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Madison Balanced Allocation VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees and certain extraordinary expenses, exceed the following stated annual limit:
0.35% Expense Limit
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived fees.
During the period ended June 30, 2011, the amount reimbursed/waived by the adviser was $7. There were no amounts available for recapture by the adviser as of June 30, 2011.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s shares, amounts equal to actual expenses associated with distributing shares.
The Fund is authorized under the Distribution Plan to pay fees up to a limit of 0.25%.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2011 were as follows:

Purchases of securities:
Long-term	$1,218
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	12
U.S. Government	—
NOTE 5. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code.
The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax provisions taken for the open tax year (2011), or expected to be taken in the Fund’s 2011 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, capital loss carryforwards, and post-October loss deferrals.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Madison Balanced Allocation VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 6. SUBSEQUENT EVENT
Management has evaluated subsequent events through the date of issuance of the financial statements, and has determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Madison Balanced Allocation VP
APPROVAL OF NEW INVESTMENT ADVISORY AND INVESTMENT SUB-ADVISORY AGREEMENT
(unaudited)
At a meeting of the Board Members of Transamerica Series Trust (the “Board”) held on January 6, 2011, the Board, including the Independent Board Members, considered a proposal from Transamerica Asset Management, Inc. (“TAM” or “Management”) regarding approval of a new mandate, Transamerica Madison Balanced Allocation VP (the “New Series”). In connection with the approval of the New Series, the Board Members reviewed and considered the proposed investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Series Trust and Transamerica Madison Balanced Allocation VP and TAM, as well as the proposed investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the New Series between TAM and Madison Asset Management, LLC (“Madison” or the “Sub-Adviser”), to determine whether the agreements should be approved for an initial two-year period.
Following their review and consideration, the Board Members determined that the proposed Investment Advisory and Sub-Advisory Agreements should enable the New Series to obtain high quality services at a cost that is appropriate, fair and in the best interests of its shareholders. The Board Members including the Independent Board Members unanimously approved the proposed Investment Advisory and Sub-Advisory Agreements.
In reaching their decision, the Board Members requested and obtained from TAM and Madison such information as they deemed reasonably necessary to evaluate the proposed agreements. In considering the proposed approval of the Investment Advisory and Sub-Advisory Agreements, the Board Members evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. The Board Members based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decision and each Board Member may have attributed different weights to the various factors.
The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services expected to be provided by TAM and Madison. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and Madison, TAM’s management oversight process and the professional qualifications of Madison’s portfolio management team. The Board Members determined that TAM and Madison can provide investment and related services that are appropriate in scope and extent in light of the New Series’ operations, the competitive landscape of the investment company business and investor needs.
It was noted that in order for the New Series to invest in the underlying Madison and TAM-advised mutual funds, as proposed, the Board was required to consider whether the fees to be charged by TAM and Madison are based on services that are in addition to rather than duplicative of the services provided under the advisory contracts of any underlying funds. It was noted that TAM will render “manager of managers” services to the New Series by, among other things, closely monitoring Madison’s performance and by adding additional sub-advisers or altering the composition of sub-advisers as necessary to adapt to market conditions or the New Series’ performance. It also was noted that Madison has developed an asset allocation model which it will utilize to select investments for the New Series in an attempt to match or exceed the return of an unmanaged benchmark. On these bases, the Board determined that the fees to be charged by TAM and Madison are based on services that are in addition to, rather than duplicative of, the services provided by the adviser to the underlying funds in which the New Series will invest.
The investment performance of the New Series. The New Series is not yet in existence and therefore has no historical performance for the Board to review. However, the Board Members were provided with model performance data for the New Series based on backtesting against the proposed primary, secondary and composite benchmarks for a one-year period ending November 30, 2010, since an underlying fund has only one year of performance. On the basis of the Board Members’ assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and Madison, the Board Members concluded that TAM and Madison are capable of generating a level of investment performance that is appropriate in light of the New Series’ proposed investment objectives, policies and strategies.
The cost of advisory services provided and the level of profitability. The New Series is not yet in existence and therefore no revenue, cost or profitability data was available for the Board to review. However, the Board reviewed projected profitability information regarding TAM’s costs of procuring portfolio management services as well as the costs of providing administration, transfer agency, fund accounting and other services to the New Series by TAM and its affiliates. The Board Members also reviewed information comparing the fees and expenses of the New Series to that of its Lipper category and considered the similarities and differences between the New Series and the other funds in the category. The Board Members noted the anticipated profitability of the relationship between the New Series, TAM and its affiliates, and Madison, as applicable, and determined that the management and sub-advisory fees to be received by TAM and Madison under the agreements are consistent with TAM’s fiduciary duty under applicable law.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the New Series grows. In evaluating the extent to which the management fees payable under the new investment advisory and sub-advisory agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board took note of TAM’s and Madison’s pricing schedule and the proposed advisory fee and sub-advisory fee, as detailed in the materials provided to the Board. The Board Members also noted that, in the future, they would have the opportunity to periodically reexamine whether the New Series has achieved economies of scale and the appropriateness of management fees payable to TAM and fees payable by TAM to Madison.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Madison Balanced Allocation VP
APPROVAL OF NEW INVESTMENT ADVISORY AND INVESTMENT SUB-ADVISORY AGREEMENT (continued)
(unaudited)
Benefits to TAM, its affiliates, or Madison from their relationship with the New Series. The Board noted that TAM believes that other benefits anticipated to be derived by TAM, its affiliates, and Madison from their relationships with the New Series are expected to be consistent with industry practice. The Board Members considered the proposed revenue sharing payments from Madison to Transamerica Capital Management (“TCM”) and its affiliates, noting TAM’s representation that such payments will be made for distribution services to the New Series and certain annuity products and not as compensation for the purchase of shares of the underlying funds by the New Series. The Board Members noted that TAM would not realize soft dollar benefits from its relationship with the New Series, and that Madison may engage in soft dollar arrangements consistent with applicable law and “best execution” requirements. It was noted, however, that given the nature of the proposed New Series and the role of Madison in selecting the underlying fund investments for the proposed New Series, there were unlikely to be significant brokerage or soft dollar arrangements.
Other considerations. The Board considered the investment objectives of the New Series and its investment strategies and noted that TAM believes that the New Series would enhance the distribution base for affiliated insurance companies’ variable annuity products by opening a credit union distribution channel, which was a market previously not entered by TCM. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the New Series in a professional manner that is consistent with the best interests of the New Series and its shareholders. In this regard, the Board Members favorably considered TAM’s procedures and policies to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of Madison. The Board Members also determined that TAM has made a significant entrepreneurial commitment to the management and success of the New Series, reflected by TAM’s expense limitation and fee waiver arrangements with the New Series which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Madison Conservative Allocation VP
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at May 1, 2011 (commencement of operations) and held for the entire period until June 30, 2011.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (B)
	Beginning	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized
Fund Name	Account Value	Value	During Period (A)	Value	During Period (A)	Expense Ratio (C)

Transamerica Madison Conservative Allocation VP
Service Class	$1,000.00	$999.00	$0.97	$1,007.11	$0.97	0.60%

(A)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (61 days), and divided by the number of days in the year (365 days).

(B)	5% return per year before expenses.

(C)	Expense ratios do not include expenses of the investment companies in which the fund invests.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2011
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

% of Net
Asset Type	Assets

Capital Markets	82.2%
Bonds	10.3
Tactical and Specialty	4.2
Inflation-Protected Securities	2.8
Other Assets and Liabilities — net	0.5

Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Madison Conservative Allocation VP
SCHEDULE OF INVESTMENTS
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES — 99.5%
Capital Markets — 82.2%
Madison Mosaic Disciplined Equity Fund	11,706	$155
Madison Mosaic Institutional Bond Fund	41,321	454
MEMBERS Bond Fund	41,813	430
MEMBERS Equity Income Fund	4,059	41
MEMBERS International Stock Fund	5,064	57
MEMBERS Large Cap Growth Fund	5,623	94
MEMBERS Large Cap Value Fund	7,971	103
Bonds — 10.3%
Transamerica PIMCO Total Return VP Ж	14,097	168
Inflation-Protected Securities — 2.8%
Transamerica PIMCO Real Return TIPS VP Ж ‡	4,485	45
Tactical and Specialty — 4.2%
Transamerica Loomis Sayles Bond €	6,145	68
Total Investment Companies (cost $1,613) #		1,615

Other Assets and Liabilities — Net		8

Net Assets		$1,623

NOTES TO SCHEDULE OF INVESTMENTS:

Ж	The portfolio invests its assets in the Initial Class shares of the affiliated fund of Transamerica Series Trust.

€	The portfolio invests its assets in the Class I2 shares of the affiliated fund of Transamerica Funds.

‡	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $1,613. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $8 and $6, respectively. Net unrealized appreciation for tax purposes is $2.
VALUATION SUMMARY: э

Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable	Value at
	Prices	Inputs	Inputs	06/30/2011

Investment Companies	$1,615	$—	$—	$1,615

э	See the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Madison Conservative Allocation VP
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2011
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investments in affiliated investment companies, at value (cost: $282)	$281
Investments in non-affiliated investment companies, at value (cost: $1,331)	1,334
Cash	100
Receivables:
Investment securities sold	2
Shares sold	9
Dividends	4
Due from advisor	5

Liabilities:	1,735

Accounts payable and accrued liabilities:
Investment securities purchased	105
Transfer agent fees	—	(A)
Audit and tax fees	3
Other	4

	112

Net assets	$1,623

Net assets consist of:
Capital stock ($.01 par value)	$2
Additional paid-in capital	1,617
Undistributed (accumulated) net investment income (loss)	4
Undistributed (accumulated) net realized gain (loss) from investments in investment companies	(2)
Net unrealized appreciation (depreciation) on investments in investment companies	2

Net assets	$1,623

Net assets by class:
Service Class	$1,623
Shares outstanding:
Service Class	162
Net asset value and offering price per share:
Service Class	$9.99

(A)	Rounds to less than $1.
STATEMENT OF OPERATIONS
For the period ended June 30, 2011(A)
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income from investment companies	$5
Interest income	—	(B)

	5

Expenses:
Management and advisory	—	(B)
Distribution and service	1
Printing and shareholder reports	—	(B)
Custody	4
Administration	—	(B)
Legal	—	(B)
Audit and tax	3
Trustees	—	(B)
Transfer agent	—	(B)

Total expenses	8

Less waiver/reimbursement	(7)

Net expenses	1

Net investment income	4

Net realized gain (loss) from:
Investments in investment companies	(2)

Net increase in unrealized appreciation (depreciation) on:	2

Investments in investment companies
Net realized and unrealized gain on	—	(B)

Investments in investment companies
Net increase In net assets resulting from operations	$4

(A)	Commenced operations on May 1, 2011.

(B)	Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Madison Conservative Allocation VP
STATEMENT OF CHANGES IN NET ASSETS
For the period ended:
(all amounts in thousands)

June 30,
2011(A)
(unaudited)
From operations:
Net investment income	$4
Net realized loss from investments in investment companies	(2)
Change in net unrealized appreciation (depreciation) on investments in investment companies	2

Net increase in net assets resulting from operations	4

Capital share transactions:
Proceeds from shares sold	2,189
Cost of shares redeemed	(570)

Net increase in net assets resulting from capital shares transactions	1,619

Net increase in net assets	1,623

Net assets:
Beginning of period	—

End of period	$1,623

Undistributed net investment income	$4

Share activity:
Shares issued	219
Shares redeemed	(57)

Net increase (decrease) in shares outstanding	162

(A)	Commenced operations on May 1, 2011.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Madison Conservative Allocation VP
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Service Class
	May 1 to June 30,
	2011(A)
	(unaudited)
Net asset value
Beginning of period	$10.00
Investment operations
Net investment income(B),(C)	0.05
Net realized and unrealized loss	(0.06)

Total operations	(0.01)

Net asset value	$9.99

End of period

Total return(D)	(0.10%)	%(E)

Net assets end of period (000’s)	$1,623
Ratio and supplemental data
Expenses to average net assets(F)
After reimbursement/fee waiver	0 .60	%(G)
Before reimbursement/fee waiver	5 .84	%(G)
Net investment income, to average net assets(C)	2 .91	%(G)
Portfolio turnover rate(H)	44	% (E)

(A)	Commenced operations on May 1, 2011.

(B)	Calculated based on average number of shares outstanding.

(C)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the fund invests.

(D)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(E)	Not annualized.

(F)	Does not include expenses of the investment companies in which the fund invests.

(G)	Annualized.

(H)	Does not include the portfolio activity of the underlying funds.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Madison Conservative Allocation VP
NOTES TO FINANCIAL STATEMENTS
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Madison Conservative Allocation VP (the “Fund”) commenced operations on May 1, 2011. The Fund is part of TST.
The Fund currently offers one class of shares; a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund, including investment objectives and strategies.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Cash overdraft: Throughout the period the Fund may have cash overdraft balances. A fee is incurred on these overdrafts by a rate based on the federal funds rate.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Interest income is accrued as earned. Dividend income and capital gain distributions from investment companies, if any, are recorded on the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Madison Conservative Allocation VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 2. (continued)
Fair value measurements: Investment company securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy.
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Fund’s Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When a Fund must use fair valuation methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.
The hierarchy classification of inputs used to value the Fund’s investments, at June 30, 2011, is disclosed in the Valuation Summary of the Fund’s Schedule of Investments. Transfers between Levels are considered to have occurred at the end of the reporting period.
There were no transfers into or out of any Levels as described above during the period ended June 30, 2011.
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.
TAM, the Fund’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TFS, and TCI. None of the non-independent trustees receive compensation for services as trustees of the Fund or the entities that invest in the Fund.
At the commencement of operations, TAM invested in the Fund. As of June 30, 2011, TAM had remaining investments in the Fund as follows:

	Market	% of Fund’s
	Value	Net Assets

Service Class	$125	7.70%
The table below shows the Fund’s transactions in and earnings from investments in affiliates of TAM for the period ended June 30, 2011:

Net
							Investment	Investment		Capital
		Proceeds		Market	Percent		Securities	Securities		and
Beginning	Purchases	from	Unrealized	Value	of Net	Dividend	Sold	Purchased	Dividend	Realized
Balance	at Cost	(Sales)	Depreciation	06/30/2011	Assets	Receivable	Receivable	Payable	Income	Gain

$ —	$282	$—	$(1)	$281	17.31%	$—	$—	$20	$1	$ w

w	Amount rounds to less than $1.
Investment advisory fees: The Fund pays management fees to TAM based on average daily net assets (“ANA”) at the following rate:
0.15% of ANA
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees and certain extraordinary expenses, exceed the following stated annual limit:
0.35% Expense Limit

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Madison Conservative Allocation VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived fees.
During the period ended June 30, 2011, the amount reimbursed/waived by the adviser was $7. There were no amounts available for recapture by the adviser as of June 30, 2011.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s shares, amounts equal to actual expenses associated with distributing shares.
The Fund is authorized under the Distribution Plan to pay fees up to a limit of 0.25%.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2011 were as follows:

Purchases of securities:
Long-term	$2,203
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	587
U.S. Government	—
NOTE 5. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code.
The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax provisions taken for the open tax year (2011), or expected to be taken in the Fund’s 2011 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, capital loss carryforwards, and post-October loss deferrals.
NOTE 6. SUBSEQUENT EVENT
Management has evaluated subsequent events through the date of issuance of the financial statements, and has determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Madison Conservative Allocation VP
APPROVAL OF NEW INVESTMENT ADVISORY AND INVESTMENT SUB-ADVISORY AGREEMENT
(unaudited)
At a meeting of the Board Members of Transamerica Series Trust (the “Board”) held on January 6, 2011, the Board, including the Independent Board Members, considered a proposal from Transamerica Asset Management, Inc. (“TAM” or “Management”) regarding approval of a new mandate, Transamerica Madison Conservative Allocation VP (the “New Series”). In connection with the approval of the New Series, the Board Members reviewed and considered the proposed investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Series Trust and Transamerica Madison Conservative Allocation VP and TAM, as well as the proposed investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the New Series between TAM and Madison Asset Management, LLC (“Madison” or the “Sub-Adviser”), to determine whether the agreements should be approved for an initial two-year period.
Following their review and consideration, the Board Members determined that the proposed Investment Advisory and Sub-Advisory Agreements should enable the New Series to obtain high quality services at a cost that is appropriate, fair and in the best interests of its shareholders. The Board Members including the Independent Board Members unanimously approved the proposed Investment Advisory and Sub-Advisory Agreements.
In reaching their decision, the Board Members requested and obtained from TAM and Madison such information as they deemed reasonably necessary to evaluate the proposed agreements. In considering the proposed approval of the Investment Advisory and Sub-Advisory Agreements, the Board Members evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. The Board Members based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decision and each Board Member may have attributed different weights to the various factors.
The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services expected to be provided by TAM and Madison. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and Madison, TAM’s management oversight process and the professional qualifications of Madison’s portfolio management team. The Board Members determined that TAM and Madison can provide investment and related services that are appropriate in scope and extent in light of the New Series’ operations, the competitive landscape of the investment company business and investor needs.
It was noted that in order for the New Series to invest in the underlying Madison and TAM-advised mutual funds, as proposed, the Board was required to consider whether the fees to be charged by TAM and Madison are based on services that are in addition to rather than duplicative of the services provided under the advisory contracts of any underlying funds. It was noted that TAM will render “manager of managers” services to the New Series by, among other things, closely monitoring Madison’s performance and by adding additional sub-advisers or altering the composition of sub-advisers as necessary to adapt to market conditions or the New Series’ performance. It also was noted that Madison has developed an asset allocation model which it will utilize to select investments for the New Series in an attempt to match or exceed the return of an unmanaged benchmark. On these bases, the Board determined that the fees to be charged by TAM and Madison are based on services that are in addition to, rather than duplicative of, the services provided by the adviser to the underlying funds in which the New Series will invest.
The investment performance of the New Series. The New Series is not yet in existence and therefore has no historical performance for the Board to review. However, the Board Members were provided with model performance data for the New Series based on backtesting against the proposed primary, secondary and composite benchmarks for a one-year period ending November 30, 2010, since an underlying fund has only one year of performance. On the basis of the Board Members’ assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and Madison, the Board Members concluded that TAM and Madison are capable of generating a level of investment performance that is appropriate in light of the New Series’ proposed investment objectives, policies and strategies.
The cost of advisory services provided and the level of profitability. The New Series is not yet in existence and therefore no revenue, cost or profitability data was available for the Board to review. However, the Board reviewed projected profitability information regarding TAM’s costs of procuring portfolio management services as well as the costs of providing administration, transfer agency, fund accounting and other services to the New Series by TAM and its affiliates. The Board Members also reviewed information comparing the fees and expenses of the New Series to that of its Lipper category and considered the similarities and differences between the New Series and the other funds in the category. The Board Members noted the anticipated profitability of the relationship between the New Series, TAM and its affiliates, and Madison, as applicable, and determined that the management and sub-advisory fees to be received by TAM and Madison under the agreements are consistent with TAM’s fiduciary duty under applicable law.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the New Series grows. In evaluating the extent to which the management fees payable under the new investment advisory and sub-advisory agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board took note of TAM’s and Madison’s pricing schedule and the proposed advisory fee and sub-advisory fee, as detailed in the materials provided to the Board. The Board Members also noted that, in the future, they would have the opportunity to periodically reexamine whether the New Series has achieved economies of scale and the appropriateness of management fees payable to TAM and fees payable by TAM to Madison.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Madison Conservative Allocation VP
APPROVAL OF NEW INVESTMENT ADVISORY AND INVESTMENT SUB-ADVISORY AGREEMENT (continued)
(unaudited)
Benefits to TAM, its affiliates, or Madison from their relationship with the New Series. The Board noted that TAM believes that other benefits anticipated to be derived by TAM, its affiliates, and Madison from their relationships with the New Series are expected to be consistent with industry practice. The Board Members considered the proposed revenue sharing payments from Madison to Transamerica Capital Management (“TCM”) and its affiliates, noting TAM’s representation that such payments will be made for distribution services to the New Series and certain annuity products and not as compensation for the purchase of shares of the underlying funds by the New Series. The Board Members noted that TAM would not realize soft dollar benefits from its relationship with the New Series, and that Madison may engage in soft dollar arrangements consistent with applicable law and “best execution” requirements. It was noted, however, that given the nature of the proposed New Series and the role of Madison in selecting the underlying fund investments for the proposed New Series, there were unlikely to be significant brokerage or soft dollar arrangements.
Other considerations. The Board considered the investment objectives of the New Series and its investment strategies and noted that TAM believes that the New Series would enhance the distribution base for affiliated insurance companies’ variable annuity products by opening a credit union distribution channel, which was a market previously not entered by TCM. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the New Series in a professional manner that is consistent with the best interests of the New Series and its shareholders. In this regard, the Board Members favorably considered TAM’s procedures and policies to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of Madison. The Board Members also determined that TAM has made a significant entrepreneurial commitment to the management and success of the New Series, reflected by TAM’s expense limitation and fee waiver arrangements with the New Series which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Madison Diversified Income VP
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at May 1, 2011 (commencement of operations) and held for the entire period until June 30, 2011.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (B)
	Beginning	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized
Fund Name	Account Value	Value	During Period (A)	Value	During Period (A)	Expense Ratio

Transamerica Madison Diversified Income VP
Service Class	$1,000.00	$991.00	$2.17	$1,005.90	$2.19	1.35%

(A)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (61 days), and divided by the number of days in the year (365 days).

(B)	5% return per year before expenses.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2011
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

% of Net
Asset Type	Assets

Common Stocks	34.3%
Corporate Debt Securities	19.4
U.S. Government Obligations	16.3
Other Assets and Liabilities — Net	30.0

Total	100.0%

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Madison Diversified Income VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS — 16.3%
U.S. Treasury Bond
3.25%, 05/15/2021	$120	$120
4.38%, 05/15/2041	75	75
U.S. Treasury Note
2.38%, 10/31/2014	50	52
3.13%, 10/31/2016	115	122

Total U.S. Government Obligations (cost $373)		369

CORPORATE DEBT SECURITIES — 19.4%
Beverages — 1.3%
Coca-Cola Co.
5.35%, 11/15/2017	25	29
Commercial Banks — 1.2%
U.S. Bancorp
4.20%, 05/15/2014	25	27
Diversified Financial Services — 2.3%
American Express Co.
4.88%, 07/15/2013	25	26
General Electric Capital Corp.
4.80%, 05/01/2013	25	27
Electrical Equipment — 1.0%
Emerson Electric Co.
5.00%, 04/15/2019	20	22
Food & Staples Retailing — 3.5%
Costco Wholesale Corp.
5.50%, 03/15/2017	20	23
Walgreen Co.
5.25%, 01/15/2019	25	28
Wal-Mart Stores, Inc.
3.25%, 10/25/2020	30	28
Industrial Conglomerates — 1.2%
3M Co.
4.38%, 08/15/2013	25	27
Media — 1.2%
Walt Disney Co.
4.50%, 12/15/2013	25	27
Oil, Gas & Consumable Fuels — 1.8%
ConocoPhillips
5.75%, 02/01/2019	15	17
Devon Energy Corp.
6.30%, 01/15/2019	20	24
Pharmaceuticals — 3.9%
Abbott Laboratories
5.60%, 11/30/2017	20	23
ELI Lilly & Co.
4.20%, 03/06/2014	35	38
Pfizer, Inc.
5.35%, 03/15/2015	25	28
Software — 2.0%
Microsoft Corp.
3.00%, 10/01/2020	20	19
Oracle Corp.
4.95%, 04/15/2013	25	27

Total Corporate Debt Securities (cost $445)		440

	Shares	Value

COMMON STOCKS — 34.3%
Aerospace & Defense — 1.4%
Boeing Co.	118	9
Lockheed Martin Corp.	159	12
United Technologies Corp.	99	9
Air Freight & Logistics — 0.4%
United Parcel Service, Inc. — Class B	121	$9
Beverages — 2.2%
Coca-Cola Co.	245	16
Diageo PLC ADR	106	9
PepsiCo, Inc.	325	24
Capital Markets — 0.7%
Bank of New York Mellon Corp.	390	10
Northern Trust Corp.	161	7
Chemicals — 0.6%
Air Products & Chemicals, Inc.	143	14
Commercial Banks — 1.6%
U.S. Bancorp	817	21
Wells Fargo & Co.	533	15
Commercial Services & Supplies — 0.7%
Waste Management, Inc.	460	17
Diversified Telecommunication Services — 1.2%
AT&T, Inc.	902	28
Electric Utilities — 0.9%
Exelon Corp.	212	9
FirstEnergy Corp.	238	11
Electrical Equipment — 0.4%
Emerson Electric Co.	159	9
Energy Equipment & Services — 0.4%
Ensco PLC ADR	187	10
Food & Staples Retailing — 0.4%
Sysco Corp.	296	9
Food Products — 0.9%
Kraft Foods, Inc. — Class A	607	21
Health Care Equipment & Supplies — 0.7%
Medtronic, Inc.	381	15
Hotels, Restaurants & Leisure — 0.6%
McDonald’s Corp.	171	14
Household Products — 0.7%
Procter & Gamble Co.	268	17
Industrial Conglomerates — 0.8%
3M Co.	200	19
Insurance — 2.2%
Axis Capital Holdings, Ltd.	344	11
PartnerRe, Ltd.	125	9
Travelers Cos., Inc.	351	20
Willis Group Holdings PLC	229	9
IT Services — 1.6%
Broadridge Financial Solutions, Inc.	522	12
International Business Machines Corp.	79	13
Paychex, Inc.	376	12
Machinery — 0.8%
Illinois Tool Works, Inc.	312	18
Media — 1.0%
Omnicom Group, Inc.	252	13
Time Warner, Inc.	245	9
Metals & Mining — 0.3%
Nucor Corp.	180	7
Multiline Retail — 0.5%
Target Corp.	238	11
Oil, Gas & Consumable Fuels — 3.9%
Chevron Corp.	339	35
ConocoPhillips	415	31
Marathon Oil Corp.	181	10
Spectra Energy Corp.	417	11
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Madison Diversified Income VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Pharmaceuticals — 4.8%
Johnson & Johnson	477	$32
Merck & Co., Inc.	799	28
Novartis AG ADR	291	18
Pfizer, Inc.	1,605	33
Road & Rail — 0.4%
Norfolk Southern Corp.	134	10
Semiconductors & Semiconductor Equipment — 1.7%
Intel Corp.	1,217	27
Linear Technology Corp.	323	11
Software — 1.0%
Microsoft Corp.	868	23
Textiles, Apparel & Luxury Goods — 0.4%
V.F. Corp.	86	9
Tobacco — 1.1%
Altria Group, Inc.	325	9
Philip Morris International, Inc.	235	15

Total Common Stocks (cost $769)		780

Total Investment Securities (cost $1,587) #		1,589
Other Assets and Liabilities — Net		680

Net Assets		$2,269

NOTES TO SCHEDULE OF INVESTMENTS:

#	Aggregate cost for federal income tax purposes is $1,587. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $12 and $10, respectively. Net unrealized appreciation for tax purposes is $2.
DEFINITION:

ADR	American Depositary Receipt
VALUATION SUMMARY: э

		Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	06/30/2011

Common Stocks	$734	$46	$—	$780
Corporate Debt Securities	—	440	—	440
U.S. Government Obligations	—	369	—	369
Total	$734	$855	$—	$1,589

э	See the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report. Transamerica Series Trust	Semi-Annual Report 2011
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Madison Diversified Income VP
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2011
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $1,587)	$1,589
Cash	797
Receivables:
Shares sold	292
Interest	7
Dividends	1
Due from advisor	2

	2,688

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	411
Audit and tax fees	4
Other	4

Net assets	419

	$2,269

Net assets consist of:
Capital stock ($.01 par value)	$2
Additional paid-in capital	2,265
Undistributed (accumulated) net investment income (loss)	—	(A)
Undistributed (accumulated) net realized gain (loss) from investment securities	—	(A)
Net unrealized appreciation (depreciation) on:
Investment securities	2

Net assets	$2,269

Shares outstanding	229

Net asset value and offering price per share	$9.91

(A)	Rounds to less than $1.
STATEMENT OF OPERATIONS
For the period ended June 30, 2011(A)
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income	$1
Interest income	—	(B)

	1

Expenses:
Management and advisory	1
Printing and shareholder reports	—	(B)
Custody	4
Administration	—	(B)
Legal	—	(B)
Audit and tax	3
Trustees	—	(B)
Transfer agent	—	(B)

Total expenses	8

Less waiver/reimbursement	(7)

Net expenses	1

Net investment income	—	(B)

Net realized gain (loss) on transactions from:
Investment securities	—	(B)

Net increase in unrealized appreciation (depreciation) on:
Investment securities	2

Net realized and unrealized gain	2

Net increase in net assets resulting from operations	$2

(A)	Commenced operations on May 1, 2011.

(B)	Rounds to less than $1.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Madison Diversified Income VP
STATEMENT OF CHANGES IN NET ASSETS
For the period ended:
(all amounts in thousands)

	June 30,
	2011(A)
	(unaudited)
From operations:
Net investment income	$—	(B)
Net realized gain (loss) from investment securities	—	(B)
Change in net unrealized appreciation (depreciation) on investment securities	2

Net increase in net assets resulting from operations	2

Capital share transactions:
Proceeds from shares sold	2,268
Cost of shares redeemed	(1)

Net increase in net assets from capital shares transactions	2,267

Net increase in net assets	2,269

Net assets:
Beginning of period	—

End of period	$2,269

Undistributed net investment income	$—	(B)

Share activity:
Shares issued	229
Shares redeemed	—	(C)

Net increase (decrease) in shares outstanding	229

(A)	Commenced operations on May 1, 2011.

(B)	Rounds to less than $1.

(C)	Rounds to less than (1) share.

Transamerica Madison Diversified Income VP
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Service Class
	May 1 to June
	30, 2011(A)
	(unaudited)
Net asset value
Beginning of period	$10.00
Investment operations
Net investment income(B)	—	(C)
Net realized and unrealized loss	(0.09)

Total operations	(0.09)

Net asset value
End of period	$9.91

Total return(D)	(0.90	%)(E)

Net assets end of period (000’s)	$2,269
Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	1.35	%(F)
Before reimbursement/fee waiver	8.53	%(F)
Net investment income, to average net assets	0.28	%(F)
Portfolio turnover rate	—	%(E)(G)

(A)	Commenced operations on May 1, 2011.

(B)	Calculated based on average number of shares outstanding.

(C)	Rounds to less than $(0.01) or $0.01.

(D)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(E)	Not annualized.

(F)	Annualized.

(G)	Rounds to less than 0.01%.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Madison Diversified Income VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Madison Diversified Income VP (the “Fund”) commenced operations on May 1, 2011. The Fund is part of TST.
The Fund currently offers one class of shares; a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund, including investment objectives and strategies.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Interest income is accrued as earned. Dividend income and capital gain distributions from investment companies, if any, are recorded on the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities (common and preferred stock): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Madison Diversified Income VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 2. (continued)
Foreign securities, in which their primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy.
U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U. S. government securities. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy.
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by Transamerica Asset Management, Inc. (“TAM”) Valuation Committee under the supervision of the Fund’s Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When the Fund must use fair valuation methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.
The hierarchy classification of inputs used to value the Fund’s investments, at June 30, 2011, is disclosed in the Valuation Summary of the Fund’s Schedule of Investments. Transfers between Levels are considered to have occurred at the end of the reporting period.
There were no transfers into or out of any Levels as described above during the period ended June 30, 2011.
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.
TAM, the Fund’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TFS, and TCI. None of the non-independent trustees receive compensation for services as trustees of the Fund or the entities that invest in the Fund.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Madison Diversified Income VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
At the commencement of operations, TAM invested in the Fund. As of June 30, 2011, TAM had remaining investments in the Fund as follows:

	Market	% of Fund’s
	Value	Net Assets

Service Class	$124	5.46%
Investment advisory fees: The Fund pays management fees to TAM based on average daily net assets (“ANA”) at the following rate:
0.75% of ANA
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees and certain extraordinary expenses, exceed the following stated annual limit:
1.10% Expense Limit
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived fees.
During the period ended June 30, 2011, the amount reimbursed/waived by the adviser was $7. There were no amounts available for recapture by the adviser as of June 30, 2011.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s shares, amounts equal to actual expenses associated with distributing shares.
The Fund is authorized under the Distribution Plan to pay fees up to a limit of 0.25%.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2011 were as follows:

Purchases of securities:
Long-term	$1,590
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	2
U.S. Government	—

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Madison Diversified Income VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 5. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code.
The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax provisions taken for the open tax year (2011), or expected to be taken in the Fund’s 2011 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, capital loss carryforwards, and post-October loss deferrals.
NOTE 6. SUBSEQUENT EVENT
Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Madison Diversified Income VP
APPROVAL OF NEW INVESTMENT ADVISORY AND INVESTMENT SUB-ADVISORY AGREEMENT
(unaudited)
At a meeting of the Board Members of Transamerica Series Trust (the “Board”) held on January 6, 2011, the Board, including the Independent Board Members, considered a proposal from Transamerica Asset Management, Inc. (“TAM” or “Management”) regarding approval of a new mandate, Transamerica Madison Diversified Income VP (the “New Series”). In connection with the approval of the New Series, the Board Members reviewed and considered the proposed investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Series Trust and Transamerica Madison Diversified Income VP and TAM, as well as the proposed investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the New Series between TAM and Madison Asset Management, LLC (“Madison” or the “Sub-Adviser”), to determine whether the agreements should be approved for an initial two-year period.
Following their review and consideration, the Board Members determined that the proposed Investment Advisory and Sub-Advisory Agreements should enable the New Series to obtain high quality services at a cost that is appropriate, fair and in the best interests of its shareholders. The Board Members including the Independent Board Members unanimously approved the proposed Investment Advisory and Sub-Advisory Agreements.
In reaching their decision, the Board Members requested and obtained from TAM and Madison such information as they deemed reasonably necessary to evaluate the proposed agreements. In considering the proposed approval of the Investment Advisory and Sub-Advisory Agreements, the Board Members evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. The Board Members based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decision and each Board Member may have attributed different weights to the various factors.
The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services expected to be provided by TAM and Madison. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and Madison, TAM’s management oversight process and the professional qualifications of Madison’s portfolio management team. The Board Members determined that TAM and Madison can provide investment and related services that are appropriate in scope and extent in light of the New Series’ operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the New Series. The New Series is not yet in existence and therefore had no historical performance for the Board to review. However, the Board Members were provided with performance data for existing CUNA Mutual Insurance Society (“CUNA”) funds, the strategies upon which the New Series was based. The Board Members reviewed the performance data for the CUNA Members Diversified Income VA Fund for various periods ended October 2010 (annualized) as a performance model for Transamerica Madison Diversified Income VP. It was noted that the diversified income strategy for the proposed New Series would be more conservative than its Madison counterpart, which may reduce overall volatility of the New Series. On the basis of the Board Members’ assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and Madison, the Board Members concluded that TAM and Madison are capable of generating a level of investment performance that is appropriate in light of the New Series’ proposed investment objectives, policies and strategies.
The cost of advisory services provided and the level of profitability. The New Series is not yet in existence and therefore no revenue, cost or profitability data was available for the Board to review. However, the Board reviewed projected profitability information regarding TAM’s costs of procuring portfolio management services as well as the costs of providing administration, transfer agency, fund accounting and other services to the New Series by TAM and its affiliates. The Board Members also reviewed information comparing the fees and expenses of the New Series to that of its Lipper category. The Board Members noted the anticipated profitability of the relationship between the New Series, TAM and its affiliates, and Madison, as applicable, and determined that the management and sub-advisory fees to be received by TAM and Madison under the agreements are consistent with TAM’s fiduciary duty under applicable law.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the New Series grows. In evaluating the extent to which the management fees payable under the new investment advisory and sub-advisory agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board took note of TAM’s and Madison’s pricing schedule and the proposed advisory fee and sub-advisory fee, as detailed in the materials provided to the Board. The Board Members also noted that, in the future, they would have the opportunity to periodically reexamine whether the New Series has achieved economies of scale and the appropriateness of management fees payable to TAM and fees payable by TAM to Madison.
Benefits to TAM, its affiliates, or Madison from their relationship with the New Series. The Board noted that TAM believes that other benefits anticipated to be derived by TAM, its affiliates, and Madison from their relationships with the New Series are expected to be consistent with industry practice. The Board Members noted that TAM would not realize soft dollar benefits from its relationship with the New Series, and that Madison may engage in soft dollar arrangements consistent with applicable law and “best execution” requirements.
Other considerations. The Board considered the investment objectives of the New Series and its investment strategies and noted that TAM believes that the New Series would enhance the distribution base for affiliated insurance companies’ variable annuity products. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the New Series in a professional manner that is consistent with the best interests of the New Series and its shareholders. In this regard, the Board Members favorably considered TAM’s procedures and policies to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of Madison. The Board Members also determined that TAM has made a significant entrepreneurial commitment to the management and success of the New Series, reflected by TAM’s expense limitation and fee waiver arrangements with the New Series which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Madison Large Cap Growth VP
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at May 1, 2011 (commencement of operations) and held for the entire period until June 30, 2011.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (B)
	Beginning	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized
Fund Name	Account Value	Value	During Period (A)	Value	During Period (A)	Expense Ratio

Transamerica Madison Large Cap Growth VP Service Class	$1,000.00	$987.00	$2.09	$1,005.98	$2.11	1.30%

(A)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (61 days), and divided by the number of days in the year (365 days).

(B)	5% return per year before expenses.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2011
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

% of Net
Asset Type	Assets

Common Stocks	94.5%
Other Assets and Liabilities — Net	5.5

Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Madison Large Cap Growth VP
SCHEDULE OF INVESTMENTS
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS — 94.5%
Aerospace & Defense — 2.7%
Boeing Co.	173	$13
Beverages — 5.1%
Diageo PLC ADR	67	5
PepsiCo, Inc.	276	20
Biotechnology — 3.2%
Celgene Corp. ‡	237	15
Capital Markets — 1.2%
T. Rowe Price Group, Inc.	92	6
Chemicals — 2.7%
Ecolab, Inc.	222	13
Communications Equipment — 8.2%
Acme Packet, Inc. ‡	110	8
Aruba Networks, Inc. ‡	179	5
Cisco Systems, Inc.	304	5
Juniper Networks, Inc. ‡	104	3
QUALCOMM, Inc.	231	14
Riverbed Technology, Inc. ‡	137	5
Computers & Peripherals — 6.3%
Apple, Inc. ‡	72	24
SanDisk Corp. ‡	176	7
Diversified Financial Services — 1.7%
IntercontinentalExchange, Inc. ‡	67	8
Electrical Equipment — 5.7%
Emerson Electric Co.	218	11
First Solar, Inc. ‡	38	5
Roper Industries, Inc.	71	6
Sensata Technologies Holding NV ‡	150	6
Electronic Equipment & Instruments — 1.0%
FLIR Systems, Inc.	156	5
Energy Equipment & Services — 3.9%
Ensco PLC ADR	130	7
Schlumberger, Ltd.	139	12
Food & Staples Retailing — 1.4%
Costco Wholesale Corp.	90	7
Health Care Equipment & Supplies — 1.8%
CareFusion Corp. ‡	340	9
Health Care Providers & Services — 1.0%
UnitedHealth Group, Inc.	89	5
Health Care Technology — 0.4%
Cerner Corp. ‡	40	2
Hotels, Restaurants & Leisure — 4.4%
Ctrip.com International, Ltd. ADR ‡	66	3
Panera Bread Co. — Class A ‡	41	5
Starbucks Corp.	134	5
Yum! Brands, Inc.	149	9
Industrial Conglomerates — 1.2%
3M Co.	58	$6
Internet & Catalog Retail — 1.2%
Amazon.com, Inc. ‡	31	6
Internet Software & Services — 5.7%
Google, Inc. — Class A ‡	42	21
Opentable, Inc. ‡	29	2
Renren, Inc. ADR ‡	513	5
IT Services — 9.1%
Accenture PLC — Class A	174	11
Global Payments, Inc.	52	3
Sapient Corp. ‡	166	2
Visa, Inc. — Class A	343	28
Machinery — 1.4%
Illinois Tool Works, Inc.	127	7
Media — 2.9%
Comcast Corp. — Class A	300	8
Omnicom Group, Inc.	132	6
Oil, Gas & Consumable Fuels — 9.6%
Apache Corp.	43	5
Occidental Petroleum Corp.	178	19
Petrohawk Energy Corp. ‡	224	6
Petroleo Brasileiro SA ADR	336	11
Southwestern Energy Co. ‡	142	6
Pharmaceuticals — 1.2%
Allergan, Inc.	76	6
Real Estate Management & Development — 1.0%
Brookfield Asset Management, Inc. — Class A	148	5
Semiconductors & Semiconductor Equipment — 3.9%
Cavium, Inc. ‡	120	5
Cree, Inc. ‡	101	3
Intel Corp.	222	5
NXP Semiconductor NV ‡	218	6
Software — 4.1%
Ariba, Inc. ‡	78	3
Microsoft Corp.	192	5
Oracle Corp.	297	9
Salesforce.com, Inc. ‡	17	3
Specialty Retail — 2.5%
CarMax, Inc. ‡	233	8
Vitamin Shoppe, Inc. ‡	87	4

Total Investment Securities (cost $457) #		462
Other Assets and Liabilities — Net		27

Net Assets		$489

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $457. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $9 and $4, respectively. Net unrealized appreciation for tax purposes is $5.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Madison Large Cap Growth VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
DEFINITION:

ADR	American Depositary Receipt
VALUATION SUMMARY: э

Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	06/30/2011

Common Stocks	$427	$35	$—	$462

э	See the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.	Semi-Annual Report 2011

Transamerica Series Trust

Transamerica Madison Large Cap Growth VP
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2011
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $457)		$462
Cash		103
Receivables:
Investment securities sold		3
Shares sold		10
Due from advisor		3

Liabilities:		581

Accounts payable and accrued liabilities:
Investment securities purchased		85
Audit and tax fees		3
Other		4

Net assets		92

		$489

Net assets consist of:
Capital stock ($.01 par value)	$	—(A)
Additional paid-in capital		485
Undistributed (accumulated) net investment income (loss)		—(A)
Undistributed (accumulated) net realized gain (loss) from investment securities		(1)
Net unrealized appreciation (depreciation) on:
Investment securities		5

Net assets		$489

Shares outstanding		50

Net asset value and offering price per share		$9.87

(A)	Rounds to less than $1.
STATEMENT OF OPERATIONS
For the period ended June 30, 2011(A)
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income (including withholding taxes on foreign dividends of $—(B))	$	—(B)
Expenses:		—(B)
Management and advisory
Printing and shareholder reports		—(B)
Custody		4
Administration		—(B)
Legal		—(B)
Audit and tax		3
Trustees		—(B)
Transfer agent		—(B)

Total expenses		7

Less waiver/reimbursement		(7)

Net investment (loss)		—(B)

Net realized gain (loss) on transactions from:
Investment securities		(1)
Net increase in unrealized appreciation (depreciation) on:
Investment securities		5

Net realized and unrealized gain		4

Net increase in net assets resulting from operations		$4

(A)	Commenced operations on May 1, 2011.

(B)	Rounds to less than $1 or $(1).
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Madison Large Cap Growth VP
STATEMENT OF CHANGES IN NET ASSETS
For the period ended:
(all amounts in thousands)

	June 30,
	2011(A)
	(unaudited)
From operations:
Net investment (loss)	$—	(B)
Net realized (loss) from investment securities	(1)
Change in net unrealized appreciation (depreciation) on investment securities	5

Net increase in net assets resulting from operations	4

Capital share transactions:
Proceeds from shares sold	490
Cost of shares redeemed	(5)

Net increase in net assets from capital shares transactions	485

Net increase in net assets	489

Net assets:
Beginning of period	—

End of period	$489

Undistributed net investment income	$—	(B)

Share activity:
Shares issued	50
Shares redeemed	—	(C)

Net increase (decrease) in shares outstanding	50

(A)	Commenced operations on May 1, 2011.

(B)	Rounds to less than $1 or $(1).

(c)	Rounds to less than (1) share.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Madison Large Cap Growth VP
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Service Class
	May 1 to June
	30, 2011(A)
	(unaudited)
Net asset value
Beginning of period	$10.00
Investment operations
Net investment income (loss)(B)	—	(C)
Net realized and unrealized loss	(0.13)

Total operations	(0.13)

Net asset value
End of period	$9.87

Total return(D)	(1.30	%)(E)

Net assets end of period (000’s)	$489
Ratio and supplemental data
Expenses to average net assets	1.30	%(F)
After reimbursement/fee waiver
Before reimbursement/fee waiver	19.80	%(F)
Net investment loss, to average net assets	(0.13	%)(F)
Portfolio turnover rate	7	%(E)

(A)	Commenced operations on May 1, 2011.

(B)	Calculated based on average number of shares outstanding.

(C)	Rounds to less than $(0.01) or $0.01.

(D)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(E)	Not annualized.

(F)	Annualized.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Madison Large Cap Growth VP
NOTES TO FINANCIAL STATEMENTS
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Madison Large Cap Growth VP (the “Fund”) commenced operations on May 1, 2011. The Fund is part of TST.
The Fund currently offers one class of shares; a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund, including investment objectives and strategies.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Interest income is accrued as earned. Dividend income and capital gain distributions from investment companies, if any, are recorded on the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.
Foreign taxes: The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests.
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Madison Large Cap Growth VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 2. (continued)
Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities (common and preferred stock): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Foreign securities, in which their primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by Transamerica Asset Management, Inc. (“TAM”) Valuation Committee under the supervision of the Fund’s Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When the Fund must use fair valuation methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.
The hierarchy classification of inputs used to value the Fund’s investments, at June 30, 2011, is disclosed in the Valuation Summary of the Fund’s Schedule of Investments. Transfers between Levels are considered to have occurred at the end of the reporting period.
There were no transfers into or out of any Levels as described above during the period ended June 30, 2011.
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.
TAM, the Fund’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TFS, and TCI. None of the non-independent trustees receive compensation for services as trustees of the Fund or the entities that invest in the Fund.
At the commencement of operations, TAM invested in the Fund. As of June 30, 2011, TAM had remaining investments in the Fund as follows:

	Market	% of Fund’s
	Value	Net Assets

Service Class	$123	25.15%
Investment advisory fees: The Fund pays management fees to TAM based on average daily net assets (“ANA”) at the following rate:
0.80% of ANA
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees and certain extraordinary expenses, exceed the following stated annual limit:
1.05% Expense Limit

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Madison Large Cap Growth VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived fees.
During the period ended June 30, 2011, the amount reimbursed/waived by the adviser was $7. There were no amounts available for recapture by the adviser as of June 30, 2011.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s shares, amounts equal to actual expenses associated with distributing shares.
The Fund is authorized under the Distribution Plan to pay fees up to a limit of 0.25%.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2011 were as follows:

Purchases of securities:
Long-term	$484
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	26
U.S. Government	—
NOTE 5. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax provisions taken for the open tax year (2011), or expected to be taken in the Fund’s 2011 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, capital loss carryforwards, and post-October loss deferrals.
NOTE 6. SUBSEQUENT EVENT
Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Madison Large Cap Growth VP
APPROVAL OF NEW INVESTMENT ADVISORY AND INVESTMENT SUB-ADVISORY AGREEMENT
(unaudited)
At a meeting of the Board Members of Transamerica Series Trust (the “Board”) held on January 6, 2011, the Board, including the Independent Board Members, considered a proposal from Transamerica Asset Management, Inc. (“TAM” or “Management”) regarding approval of a new mandate, Transamerica Madison Large Cap Growth VP (the “New Series”). In connection with the approval of the New Series, the Board Members reviewed and considered the proposed investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Series Trust and Transamerica Madison Large Cap Growth VP and TAM, as well as the proposed investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the New Series between TAM and Madison Asset Management, LLC (“Madison” or the “Sub-Adviser”), to determine whether the agreements should be approved for an initial two-year period.
Following their review and consideration, the Board Members determined that the proposed Investment Advisory and Sub-Advisory Agreements should enable the New Series to obtain high quality services at a cost that is appropriate, fair and in the best interests of its shareholders. The Board Members including the Independent Board Members unanimously approved the proposed Investment Advisory and Sub-Advisory Agreements.
In reaching their decision, the Board Members requested and obtained from TAM and Madison such information as they deemed reasonably necessary to evaluate the proposed agreements. In considering the proposed approval of the Investment Advisory and Sub-Advisory Agreements, the Board Members evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. The Board Members based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decision and each Board Member may have attributed different weights to the various factors.
The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services expected to be provided by TAM and Madison. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and Madison, TAM’s management oversight process and the professional qualifications of Madison’s portfolio management team. The Board Members determined that TAM and Madison can provide investment and related services that are appropriate in scope and extent in light of the New Series’ operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the New Series. The New Series is not yet in existence and therefore had no historical performance for the Board to review. However, the Board Members were provided with performance data for an existing CUNA Mutual Insurance Society (“CUNA”) fund, the strategies upon which the New Series was based. The Board Members reviewed the performance data for the CUNA Members Madison Large Cap Growth Fund for various periods ended October 2010 (annualized) as a performance model for Transamerica Madison Large Cap Growth VP. On the basis of the Board Members’ assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and Madison, the Board Members concluded that TAM and Madison are capable of generating a level of investment performance that is appropriate in light of the New Series’ proposed investment objectives, policies and strategies.
The cost of advisory services provided and the level of profitability. The New Series is not yet in existence and therefore no revenue, cost or profitability data was available for the Board to review. However, the Board reviewed projected profitability information regarding TAM’s costs of procuring portfolio management services as well as the costs of providing administration, transfer agency, fund accounting and other services to the New Series by TAM and its affiliates. The Board Members also reviewed information comparing the fees and expenses of the New Series to that of its Lipper category. The Board Members noted the anticipated profitability of the relationship between the New Series, TAM and its affiliates, and Madison, as applicable, and determined that the management and sub-advisory fees to be received by TAM and Madison under the agreements are consistent with TAM’s fiduciary duty under applicable law.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the New Series grows. In evaluating the extent to which the management fees payable under the new investment advisory and sub-advisory agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board took note of TAM’s and Madison’s pricing schedule and the proposed advisory fee and sub-advisory fee, as detailed in the materials provided to the Board. The Board Members also noted that, in the future, they would have the opportunity to periodically reexamine whether the New Series has achieved economies of scale and the appropriateness of management fees payable to TAM and fees payable by TAM to Madison.
Benefits to TAM, its affiliates, or Madison from their relationship with the New Series. The Board noted that TAM believes that other benefits anticipated to be derived by TAM, its affiliates, and Madison from their relationships with the New Series are expected to be consistent with industry practice. The Board Members noted that TAM would not realize soft dollar benefits from its relationship with the New Series, and that Madison may engage in soft dollar arrangements consistent with applicable law and “best execution” requirements.
Other considerations. The Board considered the investment objectives of the New Series and its investment strategies and noted that TAM believes that the New Series would enhance the distribution base for affiliated insurance companies’ variable annuity products. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the New Series in a professional manner that is consistent with the best interests of the New Series and its shareholders. In this regard, the Board Members favorably considered TAM’s procedures and policies to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of Madison. The Board Members also determined that TAM has made a significant entrepreneurial commitment to the management and success of the New Series, reflected by TAM’s expense limitation and fee waiver arrangements with the New Series which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Madison Moderate Growth Allocation VP
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at May 1, 2011 (commencement of operations) and held for the entire period until June 30, 2011.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (B)
	Beginning	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized
Fund Name	Account Value	Value	During Period (A)	Value	During Period (A)	Expense Ratio (C)

Transamerica Madison Moderate Growth Allocation VP
Service Class	$1,000.00	$990.00	$0.97	$1,007.11	$0.97	0.60%

(A)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (61 days), and divided by the number of days in the year (365 days).

(B)	5% return per year before expenses.

(C)	Expense ratios do not include expenses of the investment companies in which the fund invests.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2011
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

% of Net
Asset Type	Assets

Capital Markets	88.1%
Bonds	5.1
Global/International Stocks	4.3
Tactical and Specialty	3.4
Other Assets and Liabilities — Net	(0.9)

Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Madison Moderate Growth Allocation VP
SCHEDULE OF INVESTMENTS
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES — 100.9%
Capital Markets — 88.1%
Madison Mosaic Disciplined Equity Fund	2,303	$30
Madison Mosaic Institutional Bond Fund	2,932	32
MEMBERS Bond Fund	3,202	34
MEMBERS Equity Income Fund	925	9
MEMBERS Large Cap Growth Fund	1,430	24
MEMBERS Large Cap Value Fund	2,162	28
MEMBERS Mid Cap Fund	1,009	7
Transamerica JPMorgan Enhanced Index VP Ж	1,845	23
Transamerica Systematic Small/Mid Cap Value VP Ж	364	8
Vanguard FTSE All-World Ex-US ETF	232	12
Bonds — 5.1%
Transamerica PIMCO Total Return VP Ж	970	12
Global/International Stocks — 4.3%
Transamerica Thornburg International Value €	874	10
Tactical and Specialty — 3.4%
Transamerica Loomis Sayles Bond €	727	8

Total Investment Companies (cost $237) #		237
Other Assets and Liabilities — Net		(2)

Net Assets		$235

NOTES TO SCHEDULE OF INVESTMENTS:

Ж	The portfolio invests its assets in the Initial Class shares of the affiliated fund of Transamerica Series Trust.

€	The portfolio invests its assets in the Class I2 shares of the affiliated fund of Transamerica Funds.

#	Aggregate cost for federal income tax purposes is $237.
DEFINITION:
ETF	Exchange-Traded Fund
VALUATION SUMMARY: э

Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable	Value at
	Prices	Inputs	Inputs	06/30/2011

Investment Companies	$237	$—	$—	$237

э	See the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Madison Moderate Growth Allocation VP
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2011
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investments in affiliated investment companies, at value (cost: $61)	$61
Investments in non-affiliated investment companies, at value (cost: $176)	176
Cash	12
Receivables:
Dividends	1
Due from advisor	5

Liabilities:	255

Accounts payable and accrued liabilities:
Investment securities purchased	13
Audit and tax fees	3
Custody	4
Other	—	(A)

Net assets	20

	$235

Net assets consist of:
Additional paid-in capital	235
Undistributed (accumulated) net investment income (loss)	—	(A)
Undistributed (accumulated) net realized gain (loss) from investments in investment companies	—	(A)
Net unrealized appreciation (depreciation) on investments in investment companies	—	(A)

Net assets	$235

Shares outstanding	24

Net asset value and offering price per share	$9.90

(A)	Rounds to less than $1.
STATEMENT OF OPERATIONS
For the period ended June 30, 2011(A)
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income from investment companies	$—	(B)
Interest income	—	(B)

—

Expenses:
Management and advisory	—	(B)
Distribution and service	—	(B)
Printing and shareholder reports	—	(B)
Custody	4
Administration	—	(B)
Legal	—	(B)
Audit and tax	3
Trustees	—	(B)
Transfer agent	—	(B)

Total expenses	7

Less waiver/reimbursement	(7)

Net investment income	—	(B)

Net realized gain (loss) from:
Investments in investment companies	—	(B)

Net increase in unrealized appreciation (depreciation) on:	—	(B)
Investments in investment companies

Net realized and unrealized gain on investments in investment companies	—	(B)

Net increase in net assets resulting from operations	$—

(A)	Commenced operations on May 1, 2011.

(B)	Rounds to less than $1.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Madison Moderate Growth Allocation VP
STATEMENT OF CHANGES IN NET ASSETS
For the period ended:
(all amounts in thousands)

	June 30,
	2011(A)
	(unaudited)
From operations:
Net investment income	$—	(B)
Net realized gain from investments in investment companies	—	(B)
Change in net unrealized appreciation (depreciation) on investments in investment companies	—	(B)

Net increase in net assets resulting from operations	—

Capital share transactions:
Proceeds from shares sold	235
Cost of shares redeemed	—	(B)
Net increase in net assets resulting from

capital shares transactions	235

Net increase in net assets	235

Net assets:
Beginning of period	—	(B)

End of period	$235

Undistributed net investment income	—	(B)

Share activity:
Shares issued	24
Shares redeemed	—	(C)

Net increase (decrease) in shares outstanding	24

(A)	Commenced operations on May 1, 2011.

(B)	Rounds to less than $1.

(C)	Rounds to less than (1) share.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Madison Moderate Growth Allocation VP
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Service Class
	May 1 to June 30,
	2011(A)
	(unaudited)
Net asset value
Beginning of period	$10.00
Investment operations
Net investment income(B),(C)	0.02
Net realized and unrealized loss	(0.12)

Total operations	(0.10)

Net asset value
End of period	$9.90

Total return(D)	(1.00	)%(E)

Net assets end of period (000’s)	$235
Ratio and supplemental data
Expenses to average net assets(F)
After reimbursement/fee waiver	0 .60	% (G)
Before reimbursement/fee waiver	30 .27	%(G)
Net investment income, to average net assets(C)	1 .41	%(G)
Portfolio turnover rate(H)	3	%(E)

(A)	Commenced operations on May 1, 2011.

(B)	Calculated based on average number of shares outstanding.

(C)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the fund invests.

(D)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(E)	Not annualized.

(F)	Does not include expenses of the investment companies in which the fund invests.

(G)	Annualized.

(H)	Does not include the portfolio activity of the underlying funds.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Madison Moderate Growth Allocation VP
NOTES TO FINANCIAL STATEMENTS
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Madison Moderate Growth Allocation VP (the “Fund”) commenced operations on May 1, 2011. The Fund is part of TST.
The Fund currently offers one class of shares; a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund, including investment objectives and strategies.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Interest income is accrued as earned. Dividend income and capital gain distributions from investment companies, if any, are recorded on the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Investment company securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Madison Moderate Growth Allocation VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 2. (continued)
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Fund’s Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When a Fund must use fair valuation methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.
The hierarchy classification of inputs used to value the Fund’s investments, at June 30, 2011, is disclosed in the Valuation Summary of the Fund’s Schedule of Investments. Transfers between Levels are considered to have occurred at the end of the reporting period.
There were no transfers into or out of any Levels as described above during the period ended June 30, 2011.
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.
TAM, the Fund’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TFS, and TCI. None of the non-independent trustees receive compensation for services as trustees of the Fund or the entities that invest in the Fund.
At the commencement of operation, TAM invested in the Fund. As of June 30, 2011 TAM had remaining investments in the Fund as follows:

	Market	% of Fund’s
	Value	Net Assets

Service Class	$124	52.77%
The table below shows the Fund’s transactions in and earnings from investments in affiliates of TAM for the period ended June 30, 2011:

							Investment		Net Capital
		Proceeds	Unrealized	Market	Percent of		Securities		and
Beginning	Purchases	from	Appreciation	Value	Net	Dividends	Purchased	Dividend	Realized
Balance	at Cost	(Sales)	(Depreciation)	06/30/2011	Assets	Receivable	Payable	Income	Gain

$ —	$61	$—	$ (w )	$61	25.96%	$—	$3	$ w	$ w

w	Rounds to less than $1.
Investment advisory fees: The Fund pays management fees to TAM based on average daily net assets (“ANA”) at the following rate:
0.15% of ANA
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees and certain extraordinary expenses, exceed the following stated annual limit:
0.35% Expense Limit
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously reimbursed or waived fees.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Madison Moderate Growth Allocation VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
During the period ended June 30, 2011, the amount reimbursed/waived by the adviser was $7. There were no amounts available for recapture by the adviser as of June 30, 2011.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s shares, amounts equal to actual expenses associated with distributing shares.
The Fund is authorized under the Distribution Plan to pay fees up to a limit of 0.25%.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2011 were as follows:

Purchases of securities:
Long-term	$242
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	5
U.S. Government	—
NOTE 5. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code.
The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax provisions taken for the open tax year (2011), or expected to be taken in the Fund’s 2011 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, capital loss carryforwards, and post-October loss deferrals.
NOTE 6. SUBSEQUENT EVENT
Management has evaluated subsequent events through the date of issuance of the financial statements, and has determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Madison Moderate Growth Allocation VP
APPROVAL OF NEW INVESTMENT ADVISORY AND INVESTMENT SUB-ADVISORY AGREEMENT
(unaudited)
At a meeting of the Board Members of Transamerica Series Trust (the “Board”) held on January 6, 2011, the Board, including the Independent Board Members, considered a proposal from Transamerica Asset Management, Inc. (“TAM” or “Management”) regarding approval of a new mandate, Transamerica Madison Moderate Growth Allocation VP (the “New Series”). In connection with the approval of the New Series, the Board Members reviewed and considered the proposed investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Series Trust and Transamerica Madison Moderate Growth Allocation VP and TAM, as well as the proposed investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the New Series between TAM and Madison Asset Management, LLC (“Madison” or the “Sub-Adviser”), to determine whether the agreements should be approved for an initial two-year period.
Following their review and consideration, the Board Members determined that the proposed Investment Advisory and Sub-Advisory Agreements should enable the New Series to obtain high quality services at a cost that is appropriate, fair and in the best interests of its shareholders. The Board Members including the Independent Board Members unanimously approved the proposed Investment Advisory and Sub-Advisory Agreements.
In reaching their decision, the Board Members requested and obtained from TAM and Madison such information as they deemed reasonably necessary to evaluate the proposed agreements. In considering the proposed approval of the Investment Advisory and Sub-Advisory Agreements, the Board Members evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. The Board Members based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decision and each Board Member may have attributed different weights to the various factors.
The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services expected to be provided by TAM and Madison. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and Madison, TAM’s management oversight process and the professional qualifications of Madison’s portfolio management team. The Board Members determined that TAM and Madison can provide investment and related services that are appropriate in scope and extent in light of the New Series’ operations, the competitive landscape of the investment company business and investor needs.
It was noted that in order for the New Series to invest in the underlying Madison and TAM-advised mutual funds, as proposed, the Board was required to consider whether the fees to be charged by TAM and Madison are based on services that are in addition to rather than duplicative of the services provided under the advisory contracts of any underlying funds. It was noted that TAM will render “manager of managers” services to the New Series by, among other things, closely monitoring Madison’s performance and by adding additional sub-advisers or altering the composition of sub-advisers as necessary to adapt to market conditions or the New Series’ performance. It also was noted that Madison has developed an asset allocation model which it will utilize to select investments for the New Series in an attempt to match or exceed the return of an unmanaged benchmark. On these bases, the Board determined that the fees to be charged by TAM and Madison are based on services that are in addition to, rather than duplicative of, the services provided by the adviser to the underlying funds in which the New Series will invest.
The investment performance of the New Series. The New Series is not yet in existence and therefore has no historical performance for the Board to review. However, the Board Members were provided with model performance data for the New Series based on backtesting against the proposed primary, secondary and composite benchmarks for a one-year period ending November 30, 2010, since an underlying fund has only one year of performance. On the basis of the Board Members’ assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and Madison, the Board Members concluded that TAM and Madison are capable of generating a level of investment performance that is appropriate in light of the New Series’ proposed investment objectives, policies and strategies.
The cost of advisory services provided and the level of profitability. The New Series is not yet in existence and therefore no revenue, cost or profitability data was available for the Board to review. However, the Board reviewed projected profitability information regarding TAM’s costs of procuring portfolio management services as well as the costs of providing administration, transfer agency, fund accounting and other services to the New Series by TAM and its affiliates. The Board Members also reviewed information comparing the fees and expenses of the New Series to that of its Lipper category and considered the similarities and differences between the New Series and the other funds in the category. The Board Members noted the anticipated profitability of the relationship between the New Series, TAM and its affiliates, and Madison, as applicable, and determined that the management and sub-advisory fees to be received by TAM and Madison under the agreements are consistent with TAM’s fiduciary duty under applicable law.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the New Series grows. In evaluating the extent to which the management fees payable under the new investment advisory and sub-advisory agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board took note of TAM’s and Madison’s pricing schedule and the proposed advisory fee and sub-advisory fee, as detailed in the materials provided to the Board. The Board Members also noted that, in the future, they would have the opportunity to periodically reexamine whether the New Series has achieved economies of scale and the appropriateness of management fees payable to TAM and fees payable by TAM to Madison.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Madison Moderate Growth Allocation VP
APPROVAL OF NEW INVESTMENT ADVISORY AND INVESTMENT SUB-ADVISORY AGREEMENT (continued)
(unaudited)
Benefits to TAM, its affiliates, or Madison from their relationship with the New Series. The Board noted that TAM believes that other benefits anticipated to be derived by TAM, its affiliates, and Madison from their relationships with the New Series are expected to be consistent with industry practice. The Board Members considered the proposed revenue sharing payments from Madison to Transamerica Capital Management (“TCM”) and its affiliates, noting TAM’s representation that such payments will be made for distribution services to the New Series and certain annuity products and not as compensation for the purchase of shares of the underlying funds by the New Series. The Board Members noted that TAM would not realize soft dollar benefits from its relationship with the New Series, and that Madison may engage in soft dollar arrangements consistent with applicable law and “best execution” requirements. It was noted, however, that given the nature of the proposed New Series and the role of Madison in selecting the underlying fund investments for the proposed New Series, there were unlikely to be significant brokerage or soft dollar arrangements.
Other considerations. The Board considered the investment objectives of the New Series and its investment strategies and noted that TAM believes that the New Series would enhance the distribution base for affiliated insurance companies’ variable annuity products by opening a credit union distribution channel, which was a market previously not entered by TCM. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the New Series in a professional manner that is consistent with the best interests of the New Series and its shareholders. In this regard, the Board Members favorably considered TAM’s procedures and policies to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of Madison. The Board Members also determined that TAM has made a significant entrepreneurial commitment to the management and success of the New Series, reflected by TAM’s expense limitation and fee waiver arrangements with the New Series which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica MFS International Equity VP
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at January 1, 2011 and held for the entire period until June 30, 2011.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses.
You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (B)
	Beginning	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized
Fund Name	Account Value	Value	During Period (A)	Value	During Period (A)	Expense Ratio

Transamerica MFS International Equity VP
Initial Class	$1,000.00	$1,068.50	$5.23	$1,019.74	$5.11	1.02%
Service Class	1,000.00	1,066.50	6.51	1,018.50	6.36	1.27

(A)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(B)	5% return per year before expenses.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2011
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

% of Net
Asset Type	Assets

Common Stocks	97.9%
Securities Lending Collateral	12.5
Repurchase Agreement	1.4
Other Assets and Liabilities — Net	(11.8)

Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica MFS International Equity VP
SCHEDULE OF INVESTMENTS
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS — 97.9%
Australia — 2.4%
QBE Insurance Group, Ltd.	94,728	$1,758
Westpac Banking Corp.	139,390	3,344
Austria — 0.6%
Erste Group Bank AG ˆ	24,612	1,289
Bermuda — 1.3%
Esprit Holdings, Ltd.	345,500	1,080
Li & Fung, Ltd.	894,000	1,786
Brazil — 0.6%
BM&FBOVESPA SA	181,300	1,200
Canada — 2.7%
Canadian National Railway Co.	72,860	5,822
Czech Republic — 0.8%
Komercni Banka AS	7,111	1,733
France — 11.7%
Air Liquide SA	29,982	4,295
Dassault Systemes SA	1,899	161
Groupe Danone SA	49,305	3,681
Legrand SA	62,766	2,642
LVMH Moet Hennessy Louis Vuitton SA	29,684	5,334
Pernod-Ricard SA ˆ	33,168	3,271
Schneider Electric SA ˆ	34,733	5,800
Germany — 11.2%
Bayer AG	45,048	3,618
Beiersdorf AG	58,747	3,817
Deutsche Boerse AG	32,665	2,480
Linde AG ˆ	49,329	8,655
Man AG	6,624	882
Merck KGaA	24,141	2,625
SAP AG	36,402	2,207
Hong Kong — 2.1%
AIA Gropu, Ltd. ‡	436,800	1,523
China Unicom, Ltd.	892,000	1,813
CNOOC, Ltd.	523,000	1,235
India — 2.7%
ICICI Bank, Ltd. ADR	73,170	3,607
Infosys, Ltd. ADR ˆ	35,490	2,315
Japan — 12.0%
Canon, Inc. ˆ	71,100	3,382
Denso Corp.	69,200	2,574
Fanuc Corp.	15,600	2,609
Honda Motor Co., Ltd. ˆ	59,500	2,292
Hoya Corp.	127,200	2,816
INPEX Corp.	541	4,000
Lawson, Inc. ˆ	57,600	3,022
Nomura Holdings, Inc.	244,400	1,206
Shin-Etsu Chemical Co., Ltd. ˆ	76,200	4,084
Jersey, Channel Islands — 1.4%
WPP PLC	248,334	3,111
Korea, Republic of — 1.5%
Samsung Electronics Co., Ltd.	4,212	3,274
Netherlands — 9.1%
Akzo Nobel NV	57,005	3,602
Heineken NV	111,417	6,705
ING Groep NV ‡	414,117	5,103
Randstad Holding NV	63,855	2,953
Wolters Kluwer NV	58,977	1,308
Singapore — 0.8%
Keppel Corp., Ltd.	76,200	689
Singapore Telecommunications, Ltd.	380,700	982
South Africa — 0.9%
MTN Group, Ltd.	94,095	$2,005
Spain — 2.2%
Amadeus IT Holding SA — Class A ‡ ˆ	77,823	1,618
Banco Santander SA	205,165	2,363
Red Electrica Corp. SA ˆ	13,852	836
Sweden — 1.0%
Hennes & Mauritz AB — Class B	38,780	1,337
Svenska Cellulosa AB — Class B	57,465	810
Switzerland — 11.3%
Cie Financiere Richemont SA	28,048	1,838
Givaudan SA ‡	1,937	2,049
Julius Baer Group, Ltd. ‡	94,554	3,906
Nestle SA	104,837	6,524
Roche Holding AG	23,689	3,966
Soonova Holding AG ‡	11,627	1,086
Swiss Re. Ltd. ‡	26,343	1,479
USB AG ‡	199,153	3,634
Taiwan — 2.3%
Hon Hai Precision Industry Co., Ltd.	486,000	1,673
Taiwan Semiconductor Manufacturing Co., Ltd. ADR ˆ	259,607	3,274
United Kingdom — 18.7%
Barclays PLC	283,709	1,164
BG Group PLC	80,689	1,832
Burberry Group PLC	56,693	1,318
Compass Group PLC	293,240	2,827
Diageo PLC	217,773	4,455
Hays PLC	638,213	1,055
HSBC Holdings PLC	675,422	6,697
Reckitt Benckiser Group PLC	102,028	5,635
Rio Tinto PLC	34,310	2,477
Royal Dutch Shell PLC — Class A ˆ	93,166	3,315
Smiths Group PLC	114,397	2,207
Standard Chartered PLC	148,434	3,899
Tesco PLC	522,203	3,374
United States — 0.6%
Synthes, Inc. -144A	7,312	1,286

Total Common Stocks (cost $181,571)		211,624

SECURITIES LENDING COLLATERAL - 12.5%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.22% ^^	27,009,697	27,010
Total Securities Lending Collateral (cost $27,010)

	Principal	Value

REPURCHASE AGREEMENT — 1.4%
State Street Bank & Trust Co. 0.01 ▲, dated 06/30/2011, to be repurchased at $2,992 on 07/01/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, with a value of $3,052.	$2,992	2,992
Total Repurchase Agreement (cost $2,992)

Total Investment Securities (cost $211,573) #		241,626
Other Assets and Liabilities — Net		(25,586)

Net Assets		$216,040

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica MFS International Equity VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)

	Percentage of
INVESTMENTS BY INDUSTRY:	Total Investments	Value

Commercial Banks	10.1%	$24,096
Chemicals	9.3	22,685
Beverages	6.0	14,431
Oil, Gas & Consumable Fuels	4.3	10,382
Pharmaceuticals	4.2	10,209
Food Products	4.2	10,205
Diversified Financial Services	3.7	8,783
Capital Markets	3.6	8,746
Textiles, Apparel & Luxury Goods	3.5	8,490
Electrical Equipment	3.4	8,442
Semiconductors & Semiconductor Equipment	2.7	6,548
Food & Staples Retailing	2.7	6,396
Road & Rail	2.4	5,822
Household Products	2.4	5,635
Insurance	1.9	4,760
Electronic Equipment & Instruments	1.9	4,489
Media	1.8	4,419
Professional Services	1.7	4,008
IT Services	1.6	3,933
Personal Products	1.6	3,817
Machinery	1.5	3,491
Office Electronics	1.4	3,382
Industrial Conglomerates	1.2	2,896
Hotels, Restaurants & Leisure	1.2	2,827
Diversified Telecommunication Services	1.2	2,795
Auto Components	1.1	2,574
Metals & Mining	1.0	2,477
Specialty Retail	1.0	2,417
Health Care Equipment & Supplies	1.0	2,372
Software	0.9	2,368
Automobiles	0.9	2,292
Wireless Telecommunication Services	0.8	2,005
Distributors	0.8	1,786
Electric Utilities	0.3	836
Paper & Forest Products	0.3	810

Investment Securities, at Value	87.6	211,624
Short-Term Investments	12.4	30,002

Total Investments	100.0%	$241,626

NOTES TO SCHEDULE OF INVESTMENTS:

ˆ	All or a portion of this security is on loan. The value of all securities on loan is $25,808.

‡	Non-income producing security.

▲	Rate shown reflects the yield at 06/30/2011.

#	Aggregate cost for federal income tax purposes is $211,573. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $36,406 and $6,353, respectively. Net unrealized appreciation for tax purposes is $30,053.
DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. This security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 06/30/2011, this security had a market value of $1,286, or 0.60%, of the fund’s net assets.
ADR	American Depositary Receipt
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica MFS International Equity VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
VALUATION SUMMARY: э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	06/30/2011

Common Stocks	$11,174	$200,450	$—	$211,624
Repurchase Agreement	—	2,992	—	2,992
Securities Lending Collateral	27,010	—	—	27,010
Total	$38,184	$203,442	$—	$241,626

э	See the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica MFS International Equity VP
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2011
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $208,581)	$238,634
(including securities loaned of $25,808)
Repurchase agreement, at value (cost: $2,992)	2,992
Cash	45
Foreign currency, at value(cost: $108)	108
Receivables:
Investment securities sold	585
Shares sold	83
Securities lending income (net)	13
Dividends	583
Dividend reclaims	650
Prepaid expenses	2

Liabilities:	243,695

Accounts payable and accrued liabilities:
Investment securities purchased	298
Shares redeemed	100
Management and advisory fees	159
Distribution and service fees	5
Trustees fees	1
Administration fees	3
Printing and shareholder reports fees	41
Audit and tax fees	8
Other	30
Collateral for securities on loan	27,010

Net assets	27,655

$216,040

Net assets consist of:
Capital stock ($.01 par value)	$289
Additional paid-in capital	210,262
Undistributed (accumulated) net investment income (loss)	5,139
Undistributed (accumulated) net realized gain (loss) from investment securities and foreign currency transactions	(29,815)
Net unrealized appreciation (depreciation) on:
Investment securities	30,053
Translation of assets and liabilities denominated in foreign currencies	112

Net assets	$216,040

Net assets by class:
Initial Class	$192,295
Service Class	23,745
Shares outstanding:
Initial Class	25,687
Service Class	3,215
Net asset value and offering price per share:
Initial Class	$7.49
Service Class	7.38
STATEMENT OF OPERATIONS
For the period ended June 30, 2011
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income (including withholding taxes on foreign dividends of $396)	$3,711
Interest income	—(A)
Securities lending income (net)	128

3,839

Expenses:
Management and advisory	980
Distribution and service:
Service Class	28
Printing and shareholder reports	22
Custody	73
Administration	22
Legal	5
Audit and tax	7
Trustees	3
Transfer agent	1
Other	4

Total expenses	1,145

Net investment income	2,694

Net realized gain (loss) on transactions from:
Investment securities	5,179
Foreign currency transactions	(101)

5,078

Net increase in unrealized appreciation (depreciation) on:
Investment securities	6,562
Translation of assets and liabilities denominated in foreign currencies	53

Change in unrealized appreciation (depreciation)	6,615

Net realized and unrealized gain	11,693

Net increase in net assets resulting from operations	$14,387

(A)	Rounds to less than $1.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica MFS International Equity VP
STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(all amounts in thousands)

	June 30, 2011	December 31,
	(unaudited)	2010
From operations:
Net investment income	$2,694	$2,602
Net realized gain (loss) from investment securities and foreign currency transactions	5,078	(8,266)
Change in net unrealized appreciation (depreciation) on investment securities	6,615	24,090
and foreign currency translation

Net increase in net assets resulting from operations	14,387	18,426

Distributions to shareholders:
From net investment income:
Initial Class	—	(2,454)
Service Class	—	(204)

Total distributions to shareholders	—	(2,658)

Capital share transactions:
Proceeds from shares sold:
Initial Class	17,342	25,431
Service Class	6,393	11,815

Dividends and distributions reinvested:	23,735	37,246

Initial Class	—	2,454
Service Class	—	204

Cost of shares redeemed:	—	2,658

Initial Class	(28,677)	(43,075)
Service Class	(4,576)	(6,264)

	(33,253)	(49,339)

Net decrease in net assets from capital shares transactions	(9,518)	(9,435)

Net increase in net assets	4,869	6,333

Net assets:
Beginning of period/year	211,171	204,838

End of period/year	$216,040	$211,171

Undistributed net investment income	$5,139	$2,445

Share activity:
Shares issued:
Initial Class	2,411	3,982
Service Class	887	1,866

	3,298	5,848

Shares issued-reinvested from distributions:
Initial Class	—	417
Service Class	—	35

	—	452

Shares redeemed:
Initial Class	(3,928)	(6,956)
Service Class	(641)	(1,026)

	(4,569)	(7,982)

Net increase (decrease) in shares outstanding:
Initial Class	(1,517)	(2,557)
Service Class	246	875

	(1,271)	(1,682)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica MFS International Equity VP
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

			Initial Class
	Period ended		Year Ended December 31,
	June 30, 2011
Net asset value	(unaudited)		2010	2009	2008	2007	2006
Beginning of period/year	$7.01		$6.44	$4.98	$8.88	$10.03	$8.75
Investment operations
Net investment income(A)	0.09		0.09	0.08	0.15	0.18	0.08
Net realized and unrealized gain (loss)	0.39		0.57	1.53	(3.04)	0.63	1.88

Total operations	0.48		0.66	1.61	(2.89)	0.81	1.96

Distributions
From net investment income	—		(0.09)	(0.15)	(0.13)	(0.10)	(0.14)
From net realized gains	—		—	—	(0.88)	(1.86)	(0.54)

Total distributions	—		(0.09)	(0.15)	(1.01)	(1.96)	(0.68)

Net asset value	$7.49		$7.01	$6.44	$4.98	$8.88	$10.03

End of period/year
Total return(B)	6.85	%(C)	10.50%	32.68%	(35.29%)	9.15%	23.07%
Net assets end of period/year (000’s)	$192,295		$190,625	$191,514	$167,025	$327,306	$354,278
Ratio and supplemental data
Expenses to average net assets	1.02	%(D)	1.05%	1.08%	1.05%	1.05%	1.07%
Net investment income, to average net assets	2.50	%(D)	1.36%	1.58%	2.03%	1.77%	0.79%
Portfolio turnover rate	16	%(C)	25%	18%	26%	35%	138%
For a share outstanding throughout each period

			Service Class
	Period ended		Year Ended December 31,
	June 30, 2011		2010	2009	2008	2007	2006
Net asset value	(unaudited)
Beginning of period/year	$6.92		$6.36	$4.92	$8.80	$9.97	$8.70
Investment operations
Net investment income(A)	0.08		0.07	0.06	0.12	0.12	0.05
Net realized and unrealized gain (loss)	0.38		0.57	1.51	(3.01)	0.66	1.89

Total operations	0.46		0.64	1.57	(2.89)	0.78	1.94

Distributions
From net investment income	—		(0.08)	(0.13)	(0.11)	(0.09)	(0.13)
From net realized gains	—		—	—	(0.88)	(1.86)	(0.54)

Total distributions	—		(0.08)	(0.13)	(0.99)	(1.95)	(0.67)

Net asset value

End of period/year	$7.38		$6.92	$6.36	$4.92	$8.80	$9.97
Total return(B)	6.65	%(C)	10.30%	32.24%	(35.54%)	8.87%	22.92%
Net assets end of period/year (000’s)	$23,745		$20,546	$13,324	$7,656	$14,658	$8,120
Ratio and supplemental data
Expenses to average net assets	1.27	%(D)	1.30%	1.33%	1.30%	1.30%	1.32%
Net investment income, to average net assets	2.28	%(D)	1.06%	1.17%	1.76%	1.27%	0.55%
Portfolio turnover rate	16	%(C)	25%	18%	26%	35%	138%

(A)	Calculated based on average number of shares outstanding.

(B)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(C)	Not annualized.

(D)	Annualized.
Note: Prior to January 1, 2010, all of the financial highlights were audited by another independent registered public accounting firm.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica MFS International Equity VP
NOTES TO FINANCIAL STATEMENTS
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica MFS International Equity VP (the “Fund”) is part of TST.
The Fund currently offers two classes of shares; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund, including investment objectives and strategies.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund bears the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Cash overdraft: Throughout the period, the Fund may have cash overdraft balances. A fee is incurred on these overdrafts by a rate based on the federal funds rate.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities are translated at the exchange rates in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.
Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Fund securities exposes the Fund to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Fund seeks to increase its net investment income through the receipt of interest (after rebates and fees).
Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2011 are shown in the Schedule of Investments and Statement of Assets and Liabilities.
Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica MFS International Equity VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. (continued)
Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.
There were no commissions recaptured during the period ended June 30, 2011.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.
Foreign taxes: The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests.
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities (common and preferred stock): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica MFS International Equity VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 2. (continued)
Foreign securities, in which their primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship. Such valuations generally are categorized in Level 2.
Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.
Securities lending collateral: Securities lending collateral is a money market fund which is valued at the net assets of the underlying portfolios and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Fund’s Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When a Fund must use fair valuation methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.
The hierarchy classification of inputs used to value the Fund’s investments at June 30, 2011 are disclosed in the Valuation Summary of each Fund’s Schedule of Investments. Transfers between Levels are considered to have occurred at the end of the reporting period.
There were no significant transfers between Level 1 and Level 2 during the period ended June 30, 2011.
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.
TAM, the Fund’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TFS, and TCI. None of the non-independent trustees receive compensation for services as trustees of the Fund or the entities that invest in the Fund.
The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at June 30, 2011:

	Market	% of Net
	value	Assets
Transamerica BlackRock Tactical Allocation VP	$7,820	3.62%
Investment advisory fee: The Fund pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $250 million	0.90%
Over $250 million up to $500 million	0.875%
Over $500 million up to $1 billion	0.85%
Over $1 billion	0.80%

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica MFS International Equity VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding distribution and service fees and extraordinary expenses, exceed the following stated annual limit:
1.125% Expense Limit
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived fees.
During the period ended June 30, 2011, there were no amounts reimbursed/waived or recaptured by the adviser. There are no amounts available for recapture as of June 30, 2011.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2012. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2011 were as follows:

Purchases of securities:
Long-term	$35,416
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	44,612
U.S. Government	—

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica MFS International Equity VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 5. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax provisions taken for all open tax years (2008 — 2010), or expected to be taken in the Fund’s 2011 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, structured notes, foreign bonds, swaps, net operating losses, distribution reclasses for REITs, passive foreign investment companies, foreign currency transactions, capital loss carryforwards, and post-October loss deferrals.
NOTE 6. SUBSEQUENT EVENT
Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica MFS International Equity VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 8-9, 2011, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica MFS International Equity VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and MFS Investment Management (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2012. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds and accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the investment approach for the Portfolio. The Trustees considered the services provided by TAM for the portion of the management fee it retains after payment of the Sub-Adviser’s fee, including oversight of the performance of administrative, recordkeeping, shareholder relations, regulatory reporting and other functions of the Portfolio as well as “manager of managers” services TAM provides in the form of selection and oversight of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2010. The Board noted that the performance of the Initial Class of the Portfolio was above the median for its peer universe for the past 1-, 3- and 5-year periods and below the median for the past 10-year period. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica MFS International Equity VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)
(unaudited)
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information about TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio, including the amount of the management fee retained by TAM following payment of the sub-advisory fee. The Trustees noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the median for its peer group and in line with the median for its peer universe. The Trustees noted the profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice. The Trustees also noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio.
Other considerations. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Morgan Stanley Active International Allocation VP
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at January 1, 2011 and held for the entire period until June 30, 2011.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (B)
	Beginning	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized
Fund Name	Account Value	Value	During Period (A)	Value	During Period (A)	Expense Ratio

Transamerica Morgan Stanley Active International Allocation VP
Initial Class	$1,000.00	$1,044.50	$5.42	$1,019.49	$5.36	1.07%
Service Class	1,000.00	1,042.90	6.69	1,018.25	6.61	1.32

(A)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(B)	5% return per year before expenses.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2011
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

% of Net
Asset Type	Assets

Common Stocks	78 .1%
Repurchase Agreement	17 .4
Securities Lending Collateral	6 . 9
Preferred Stocks	1 .1
Convertible Preferred Stock	0 0	(A)
Rights	0 0	(A)
Other Assets and Liabilities — Net(B)	(3.5)

Total	100.0%

(A)	Amount rounds to less than 0.1%.

(B)	The Other Assets and Liabilities — Net category may include, but is not limited to, Forward Currency contracts, Futures Contracts, Swap Agreements, Written Options and Swaptions, and Securities Sold Short.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Morgan Stanley Active International Allocation VP
SCHEDULE OF INVESTMENTS
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

CONVERTIBLE PREFERRED STOCK - 0.0% ∞
Mexico - 0.0% ∞
Cemex SAB de CV CPO, 4.00% ▲ ^	112,590	$97
Total Convertible Preferred Stock (cost $119)

PREFERRED STOCKS - 1.1%
Brazil - 0.7%
Banco Bradesco SA, 3.21% ▲	8,061	164
Bradespar SA, 3.61% ▲	1,432	36
Centrais Eletricas Brasileiras SA — Series B, 7.01% ▲	2,091	35
Cia de Bebidas das Americas, 4.89% ▲	5,600	184
Cia Energetica de Minas Gerais, 9.87% ▲	1,574	32
Gerdau SA, 2.47% ▲	2,461	26
Investimentos Itau SA, 3.46% ▲	11,028	85
Itau Unibanco Holding SA, 3.01% ▲	9,670	226
Metalurgica Gerdau SA — Class A, 3.06% ▲	1,135	15
Petroleo Brasileiro SA, 4.36% ▲	16,252	247
Tele Norte Leste Participacoes SA, 3.52% ▲	1,956	30
Telecomunicacoes de Sao Paulo SA, 11.22% ▲	1,029	30
Ultrapar Participacoes SA, 2.94% ▲	1,500	27
Usinas Siderurgicas de Minas Gerais SA — Class A, 4.69% ▲	1,242	11
Vale SA — Class A, 3.20% ▲	7,856	224
Germany — 0.4%
Henkel AG & Co., KGaA, 1.49% ▲	3,860	268
Porsche AG, 1.06% ▲	820	65
RWE AG, 10.47% ▲	172	9
Volkswagen AG, 1.54% ▲	2,471	511
Korea, Republic of - 0.0% ∞
Samsung Electronics Co., Ltd., 0.85% ▲	34	18

Total Preferred Stocks (cost $2,068)		2,243

COMMON STOCKS - 78.1%
Australia — 4.0%
AGL Energy, Ltd.	3,126	49
Alumina, Ltd.	32,660	75
Amcor, Ltd.	16,410	127
AMP, Ltd.	7,777	41
Australia & New Zealand Banking Group, Ltd.	41,158	975
BHP Billiton, Ltd.	68,551	3,239
BlueScope Steel, Ltd.	19,315	25
Boral, Ltd.	11,432	54
Brambles, Ltd.	6,190	48
Caltex Australia, Ltd.	2,753	35
Coca-Cola Amatil, Ltd.	3,529	43
Commonwealth Bank of Australia	1,663	94
CSL, Ltd.	1,321	47
CSR, Ltd.	4,988	16
DuluxGroup, Ltd.	7,223	22
Echo Entertainment Group, Ltd. ‡	2,490	11
Fortescue Metals Group, Ltd.	27,691	190
Foster’s Group, Ltd.	12,709	71
Incitec Pivot, Ltd.	34,555	144
Insurance Australia Group, Ltd.	10,893	40
Leighton Holdings, Ltd. ^	1,102	25
Lend Lease Corp., Ltd.	3,152	30
Macquarie Group, Ltd.	1,131	38
National Australia Bank, Ltd.	2,268	63
Newcrest Mining, Ltd.	29,482	1,195
OneSteel, Ltd.	17,326	35
Orica, Ltd.	7,223	209
Origin Energy, Ltd.	5,728	97
OZ Minerals, Ltd.	6,041	86
QBE Insurance Group, Ltd.	3,905	72
Rio Tinto, Ltd.	5,771	517
Santos, Ltd.	3,327	49
Sims Metal Management, Ltd.	3,315	63
Sonic Healthcare, Ltd.	875	12
Stockland REIT	413	2
Suncorp Group, Ltd.	3,833	34
Tabcorp Holdings, Ltd.	2,490	9
Telstra Corp., Ltd.	13,369	42
Transurban Group ^	5,045	28
Treasury Wine Estates, Ltd. ‡	4,236	15
Wesfarmers, Ltd.	2,720	93
Wesfarmers, Ltd. — PPS	948	33
Westpac Banking Corp.	2,351	56
Woodside Petroleum, Ltd.	3,314	146
Woolworths, Ltd.	6,436	192
Austria — 0.4%
Erste Group Bank AG	3,545	185
OMV AG	2,483	108
Raiffeisen Bank International AG ^	477	25
Telekom Austria AG	12,814	164
Verbund AG	2,098	91
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,265	70
Voestalpine AG	4,549	251
Belgium — 0.4%
Ageas	5,820	16
Anheuser-Busch InBev NV	6,347	368
Anheuser-Busch InBev NV — STRIP VVPR ‡	2,616	t
Belgacom SA	1,345	48
Delhaize Group SA	752	56
Groupe Bruxelles Lambert SA	879	78
Solvay SA — Class A	687	106
UCB SA ^	1,027	46
Umicore SA	1,461	80
Bermuda — 0.3%
China Yurun Food Group, Ltd.	11,000	31
Cosco Pacific, Ltd.	12,000	21
Esprit Holdings, Ltd.	6,102	19
GOME Electrical Appliances Holdings, Ltd.	18,000	7
Kerry Properties, Ltd.	11,591	56
Li & Fung, Ltd.	31,228	62
Noble Group, Ltd. ^	30,545	49
SeaDrill, Ltd.	12,042	424
Shangri-La Asia, Ltd.	11,218	28
Skyworth Digital Holdings, Ltd.	10,000	6
Brazil — 0.5%
All America Latina Logistica SA	6,800	57
Banco do Brasil SA	6,400	115
Banco Santander Brasil SA	2,900	34
BM&FBOVESPA SA	8,100	54
Ccr SA	1,100	33
Centrais Eletricas Brasileiras SA ‡	2,700	36
Cia Siderurgica Nacional SA	2,200	27
Cielo SA	1,000	25
Embraer SA ‡	2,400	18
Hypermarcas SA	1,100	10
Lojas Renner SA	600	23
Natura Cosmeticos SA	900	23
OGX Petroleo e Gas Participacoes SA ‡	4,800	45
PDG Realty SA Empreendimentos e Participacoes	4,400	25
Perdigao SA ‡	9,640	164
Petroleo Brasileiro SA	11,600	194
Redecard SA	1,400	21

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Morgan Stanley Active International Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Brazil (continued)
Souza Cruz SA	1,500	$19
Usinas Siderurgicas de Minas Gerais SA ‡	300	5
Vale SA	5,300	168
Cayman Islands - 0.3%
Alibaba.com, Ltd.	14,500	23
Anta Sports Products, Ltd.	6,000	11
Belle International Holdings, Ltd.	12,000	25
Chaoda Modern Agriculture Holdings, Ltd.	16,000	7
China Dongxiang Group Co.	32,000	10
China Mengniu Dairy Co., Ltd.	16,000	54
China Resources Cement Holdings, Ltd.	48,000	45
China Resources Land, Ltd.	4,000	7
China Shanshui Cement Group, Ltd.	11,000	13
China Shineway Pharmaceutical Group, Ltd.	7,200	14
Enn Energy Holdings, Ltd.	2,000	7
Gcl-Poly Energy Holdings, Ltd.	58,000	30
Geely Automobile Holdings, Ltd.	33,400	13
Golden Eagle Retail Group, Ltd.	11,000	28
Hengan International Group Co., Ltd.	2,000	18
Hengdeli Holdings, Ltd.	16,900	9
Kingboard Chemical Holdings, Ltd.	2,500	12
Li Ning Co., Ltd.	8,000	14
Parkson Retail PLC	23,000	34
Sands China, Ltd. ‡	18,000	49
Semiconductor Manufacturing International Corp. ‡ Ә	70,000	6
Tencent Holdings, Ltd.	5,400	148
Tingyi Cayman Islands Holding Corp.	18,000	56
Want Want China Holdings, Ltd.	30,000	29
Wynn Macau, Ltd.	10,800	35
China - 0.5%
Agricultural Bank of China, Ltd.	28,000	15
Aluminum Corp. of China, Ltd.	8,000	7
Anhui Conch Cement Co., Ltd. — Series H	9,000	43
Bank of China, Ltd.	104,000	51
Bank of Communications Co., Ltd. — Class H	16,000	15
BBMG Corp.	9,500	14
Beijing Capital International Airport Co., Ltd. ‡	40,000	19
BYD Co., Ltd. — Class H ‡	3,500	11
Changsha Zoomlion Heavy Industry Science and Technology Development Co., Ltd.	2,730	5
China Agri-Industries Holdings, Ltd.	9,000	10
China Citic Bank Corp., Ltd. ‡	15,000	9
China Coal Energy Co., Ltd.	10,000	14
China Communications Construction Co., Ltd. — Class H	8,000	7
China Construction Bank Corp. — Class H	82,000	68
China Cosco Holdings Co., Ltd. — Class H	59,500	47
China Life Insurance Co., Ltd. — Class H	14,000	48
China Longyuan Power Group Corp.	13,000	13
China Merchants Bank Co., Ltd. — Class H	7,000	17
China Minsheng Banking Corp., Ltd.	13,000	12
China National Building Material Co., Ltd.	20,000	39
China Oilfield Services, Ltd. — Class H	2,000	4
China Pacific Insurance Group Co., Ltd.	2,800	12
China Petroleum & Chemical Corp.	32,000	33
China Railway Group, Ltd.	12,000	6
China Shenhua Energy Co., Ltd. — Class H	7,000	34
China Shipping Development Co., Ltd. — Class H	20,000	18
China Telecom Corp., Ltd.	24,000	16
Datang International Power Generation Co., Ltd. — Class H	202,000	68
Dongfeng Motor Group Co., Ltd. — Class H	10,000	19
Great Wall Motor Co., Ltd.	3,500	6
Guangzhou Automobile Group Co., Ltd.	6,000	7
Huaneng Power International, Inc. — Class H	124,000	66
Industrial & Commercial Bank of China — Class H	104,000	80
Jiangxi Copper Co., Ltd. — Class H	5,000	16
PetroChina Co., Ltd.	32,000	46
PICC Property & Casualty Co., Ltd. ‡	6,000	10
Ping An Insurance Group Co. — Class H	3,000	31
Shandong Weigao Group Medical Polymer Co., Ltd.	16,600	24
Tsingtao Brewery Co., Ltd.	2,000	12
Weichai Power Co., Ltd.	1,000	6
Wumart Stores, Inc.	4,000	10
Yanzhou Coal Mining Co., Ltd. — Class H	4,000	15
Zijin Mining Group Co., Ltd.	15,000	8
ZTE Corp.	5,280	19
Denmark - 0.5%
A.P. Moller Maersk A/S — Series B	22	190
DSV A/S	3,219	77
Novo Nordisk A/S — Class B	4,354	546
Novozymes A/S	1,316	214
Vestas Wind Systems A/S ‡ ^	2,362	55
Finland — 1.1%
Fortum OYJ	7,830	227
Kesko OYJ — Class B	5,555	258
Kone OYJ — Class B	2,578	162
Metso OYJ	7,086	402
Neste Oil OYJ	2,237	35
Nokia OYJ	74,654	482
Outokumpu OYJ ^	3,022	40
Rautaruukki OYJ ^	1,986	45
Sampo OYJ — Class A	6,221	201
Stora Enso OYJ — Class R	13,112	138
UPM-Kymmene OYJ	11,414	209
Wartsila OYJ	2,032	69
France — 4.6%
Accor SA	1,359	61
Air Liquide SA	2,005	287
Alcatel-Lucent ‡	14,558	84
Alstom SA ^	5,798	357
ATOS Origin SA	183	10
AXA SA	14,155	322
BNP Paribas SA	11,690	902
Bouygues SA	5,011	220
Capital Gemini SA	956	56
Carrefour SA ‡ ^	4,799	197
Casino Guichard Perrachon SA	647	61
Cie de St-Gobain	1,221	79
Cie Generale de Geophysique-Veritas ‡	2,419	89
Cie Generale des Etablissements Michelin — Class B	998	98
Cie Generale D’optique Essilor International SA	1,217	99
CNP Assurances	2,128	46
Credit Agricole SA	6,407	96
Dassault Systemes SA	407	35
Edenred	1,359	42
EDF SA ^	842	33
Eurazeo NPV	260	19
Fonciere Des Regions REIT	293	31
France Telecom SA	9,730	207
GDF Suez	6,167	226
Gecina SA REIT ^	236	33
Groupe Danone SA	4,852	362
Hermes International	294	87
ICADE REIT	200	25

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Morgan Stanley Active International Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

France (continued)
Imerys SA	422	$30
Klepierre REIT	1,090	45
Lafarge SA ^	3,093	197
Lagardere SCA	1,281	54
L’Oreal SA	429	56
LVMH Moet Hennessy Louis Vuitton SA	1,035	186
Neopost SA ^	382	33
Pernod-Ricard SA	558	55
Peugeot SA	1,098	49
PPR SA	772	137
Publicis Groupe SA	938	52
Renault SA	947	56
Safran SA	772	33
Sanofi	6,726	541
Schneider Electric SA ^	2,527	422
SCOR SE	1,638	46
Societe BIC SA	377	36
Societe Generale SA	6,812	403
Societe Television Francaise 1	2,263	41
Sodexo	778	61
Technip SA ^	2,776	297
Thales SA	680	29
Total SA	31,083	1,798
Unibail-Rodamco Se REIT	1,342	310
Vallourec SA	462	56
Veolia Environnement SA	2,669	75
Vinci SA	4,126	265
Vivendi SA	6,724	188
Germany - 11.1%
Adidas AG	5,518	438
Allianz SE	11,017	1,537
BASF SE	20,453	2,004
Bayer AG	19,461	1,563
Bayerische Motoren Werke AG	9,225	921
Beiersdorf AG	4,321	281
Celesio AG	1,188	24
Commerzbank AG ‡	6,982	30
Continental AG ‡	597	63
Daimler AG	14,312	1,080
Deutsche Bank AG	5,696	336
Deutsche Boerse AG	5,032	382
Deutsche Lufthansa AG	1,798	39
Deutsche Post AG	22,498	433
Deutsche Telekom AG	59,003	921
E.ON AG	41,065	1,167
Fresenius Medical Care AG & Co., KGaA	4,452	333
Fresenius Se & Co., KGaA	2,873	300
GEA Group AG	950	34
HeidelbergCement AG	3,244	207
Henkel AG & Co., KGaA	4,268	245
Hochtief AG	1,339	112
Infineon Technologies AG	25,461	286
K & S AG	4,898	376
Lanxess AG	3,990	327
Linde AG	4,050	711
MAN SE	3,157	425
Merck KGaA	318	35
Metro AG	3,213	195
Muenchener Rueckversicherungs AG	4,621	705
Puma AG	58	18
RWE AG	9,440	524
SAP AG	23,906	1,449
Siemens AG	37,608	5,167
ThyssenKrupp AG	8,654	450
TUI AG ‡	1,642	18
Volkswagen AG	1,714	315
Hong Kong - 1.6%
AIA Group, Ltd. ‡	49,000	171
Bank of East Asia, Ltd.	10,669	44
Beijing Enterprises Holdings, Ltd.	4,000	21
BOC Hong Kong Holdings, Ltd.	25,000	73
Cheung Kong Holdings, Ltd.	23,000	337
China Merchants Holdings International Co., Ltd.	6,000	23
China Mobile, Ltd.	9,000	84
China Overseas Land & Investment, Ltd.	6,000	13
China Resources Enterprise, Ltd.	10,000	41
China Resources Power Holdings Co., Ltd.	10,000	20
China Travel International Investment Hong Kong, Ltd.	194,000	34
China Unicom, Ltd.	8,000	16
Citic Pacific, Ltd.	3,000	8
CLP Holdings, Ltd.	14,503	129
CNOOC, Ltd.	26,000	61
Guangdong Investment, Ltd.	60,000	32
Hang Lung Group, Ltd.	13,000	83
Hang Lung Properties, Ltd.	40,000	165
Hang Seng Bank, Ltd.	7,600	121
Henderson Land Development Co., Ltd.	18,454	120
Hong Kong & China Gas Co., Ltd.	26,320	60
Hong Kong Exchanges & Clearing, Ltd.	6,886	145
Hopewell Holdings, Ltd.	9,500	30
Hutchison Whampoa, Ltd.	27,920	302
Hysan Development Co., Ltd.	10,164	51
Lenovo Group, Ltd.	52,000	30
Link Real Estate Investment Trust	14,548	50
MTR Corp.	11,558	41
New World Development, Ltd.	41,732	63
Power Assets Holdings, Ltd.	10,500	79
Sino Land Co., Ltd.	42,798	69
Sun Hung Kai Properties, Ltd.	23,158	337
Swire Pacific, Ltd. — Series A	12,500	184
Wharf Holdings, Ltd.	25,917	181
Wheelock & Co., Ltd.	15,000	61
Indonesia - 0.5%
Adaro Energy PT	120,200	34
Astra International PT	23,000	171
Bank Central Asia PT	138,000	122
Bank Mandiri PT	105,500	89
Bank Negara Indonesia Persero PT	90,500	41
Bank Rakyat Indonesia Persero PT	127,500	97
Bumi Resources PT	208,500	73
Charoen Pokphand Indonesia PT	97,000	23
Gudang Garam	7,000	41
Indo Tambangraya Megah PT	5,000	26
Indocement Tunggal Prakarsa PT	16,500	33
Indofood Sukses Makmur PT	52,500	35
Kalbe Farma PT	59,500	23
Perusahaan Gas Negara PT	123,000	58
Semen Gresik Persero PT	41,000	46
Tambang Batubara Bukit Asam PT	9,500	23
Telekomunikasi Indonesia PT	111,000	96
Unilever Indonesia PT	16,500	29
United Tractors PT	19,621	57
Ireland - 0.0% ∞
James Hardie Industries SE ‡	8,588	54
Isle of Man - 0.1%
Genting Singapore PLC ‡ ^	103,000	162

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Morgan Stanley Active International Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Italy — 0.1%
ENI SpA	7,135	$169
Saipem SpA	858	44
Japan — 15.6%
77 Bank Ltd.	6,000	26
Advantest Corp.	3,300	61
AEON Mall Co., Ltd.	4,200	102
Aisin Seiki Co., Ltd.	5,100	197
Amada Co., Ltd.	6,000	46
Asahi Breweries, Ltd. ^	8,500	171
Asahi Glass Co., Ltd.	16,000	187
Asahi Kasei Corp. ^	17,000	115
Bank of Kyoto, Ltd. ^	4,000	37
Bank of Yokohama, Ltd. ^	18,000	90
Benesse Holdings, Inc.	400	17
Bridgestone Corp. ^	22,300	514
Canon, Inc. ^	10,200	485
Casio Computer Co., Ltd. ^	6,400	45
Central Japan Railway Co. ^	19	149
Chiba Bank, Ltd. ^	8,000	50
Chubu Electric Power Co., Inc.	2,900	57
Citizen Holdings Co., Ltd.	6,000	36
Credit Saison Co., Ltd.	1,900	32
DAI Nippon Printing Co., Ltd.	5,000	56
Daicel Chemical Industries, Ltd.	2,000	13
Daiichi Sankyo Co., Ltd.	11,800	231
Daikin Industries, Ltd.	7,500	266
Daito Trust Construction Co., Ltd.	1,300	110
Daiwa House Industry Co., Ltd.	8,000	101
Daiwa Securities Group, Inc. ^	24,000	106
Denki Kagaku Kogyo KK	6,000	29
Denso Corp.	20,200	751
DOWA Holdings Co., Ltd. ^	8,000	50
East Japan Railway Co.	4,300	246
FamilyMart Co., Ltd.	1,899	70
Fanuc Corp.	5,300	886
Fast Retailing Co., Ltd. ^	2,500	404
Fujifilm Holdings Corp.	15,100	471
Fujitsu, Ltd. ^	60,000	343
Fukuoka Financial Group, Inc.	11,000	46
Furukawa Electric Co., Ltd. ^	12,000	50
GS Yuasa Corp. ^	10,000	67
Hirose Electric Co., Ltd. ^	600	62
Hitachi Construction Machinery Co., Ltd. ^	6,700	150
Hitachi, Ltd. ^	43,000	255
Hokuhoku Financial Group, Inc.	18,000	36
Honda Motor Co., Ltd. ^	27,400	1,057
Hoya Corp.	5,200	115
Ibiden Co., Ltd.	4,700	147
IHI Corp.	19,000	49
INPEX Corp.	41	303
ITOCHU Corp.	26,100	271
ITOCHU Techno-Solutions Corp. ^	600	21
Japan Real Estate Investment Corp. REIT	8	79
Japan Retail Fund Investment Corp. REIT	27	42
Japan Tobacco, Inc.	98	378
JFE Holdings, Inc.	6,800	187
JGC Corp. ^	18,000	492
Joyo Bank, Ltd.	11,000	46
JS Group Corp. ^	3,300	85
JSR Corp. ^	2,400	47
JX Holdings, Inc.	30,700	206
Kajima Corp.	19,000	55
Kaneka Corp.	4,000	26
Kansai Electric Power Co., Inc.	5,200	103
Kawasaki Heavy Industries, Ltd.	19,000	76
Kawasaki Kisen Kaisha, Ltd. ^	71,000	248
Keikyu Corp. ^	4,000	29
KEIO Corp. ^	2,000	11
Keyence Corp.	1,520	432
Kintetsu Corp. ^	20,000	64
Kirin Holdings Co., Ltd. ^	14,000	195
Kobe Steel, Ltd.	32,000	73
Komatsu, Ltd. ^	28,400	888
Konami Corp. ^	2,300	54
Konica Minolta Holdings, Inc.	9,000	75
Kubota Corp.	43,000	381
Kuraray Co., Ltd.	5,000	73
Kurita Water Industries, Ltd. ^	1,100	33
Kyocera Corp.	5,100	519
Kyushu Electric Power Co., Inc.	1,700	31
Mabuchi Motor Co., Ltd. ^	1,800	91
Makita Corp.	2,600	121
Marubeni Corp. ^	27,000	179
Matsui Securities Co., Ltd. ^	4,700	23
Minebea Co., Ltd.	8,000	43
Mitsubishi Chemical Holdings Corp.	19,500	138
Mitsubishi Corp.	32,600	815
Mitsubishi Electric Corp.	60,000	696
Mitsubishi Estate Co., Ltd.	19,000	334
Mitsubishi Heavy Industries, Ltd. ^	43,000	202
Mitsubishi Materials Corp.	24,000	76
Mitsubishi UFJ Financial Group, Inc.	63,208	308
Mitsui & Co., Ltd.	19,900	345
Mitsui Chemicals, Inc. ^	7,000	26
Mitsui Fudosan Co., Ltd.	13,000	224
Mitsui Mining & Smelting Co., Ltd.	19,000	64
Mitsui O.S.K. Lines, Ltd.	25,000	135
Mizuho Financial Group, Inc. ^	187,100	308
Mizuho Securities Co., Ltd. ‡	13,000	31
MS&AD Insurance Group Holdings	6,200	145
Murata Manufacturing Co., Ltd. ^	2,600	174
Nabtesco Corp.	2,700	65
NEC Corp. ‡ ^	35,000	80
NGK Insulators, Ltd.	14,000	261
NGK Spark Plug Co., Ltd.	2,000	28
Nidec Corp. ^	1,700	159
Nikon Corp. ^	4,500	106
Nintendo Co., Ltd.	1,800	338
Nippon Building Fund, Inc. REIT ^	10	97
Nippon Electric Glass Co., Ltd.	14,000	180
Nippon Express Co., Ltd.	14,000	57
Nippon Paper Group, Inc. ^	3,300	73
Nippon Sheet Glass Co., Ltd. ^	7,000	22
Nippon Steel Corp. ^	137,000	444
Nippon Telegraph & Telephone Corp.	3,000	145
Nippon Yusen KK ^	16,000	59
Nishi-Nippon City Bank, Ltd.	6,000	18
Nissan Chemical Industries, Ltd.	3,000	33
Nissan Motor Co., Ltd.	29,900	314
Nitto Denko Corp.	3,100	157
NKSJ Holdings, Inc.	10,000	66
Nomura Holdings, Inc.	29,800	147
Nomura Research Institute, Ltd. ^	2,000	44
NSK, Ltd.	11,000	110
NTN Corp. ^	10,000	57
NTT Data Corp.	21	70
NTT DoCoMo, Inc.	47	84
Obayashi Corp.	16,000	70
Obic Co., Ltd.	170	32
OJI Paper Co., Ltd ^	33,000	158
Olympus Corp. ^	1,900	64

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Morgan Stanley Active International Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Japan (continued)
Omron Corp.	6,100	$170
Oracle Corp. Japan	1,000	44
Oriental Land Co., Ltd. ^	800	68
ORIX Corp. ^	270	26
Osaka Gas Co., Ltd. ^	13,000	49
Panasonic Corp.	45,600	558
Resona Holdings, Inc. ^	3,800	18
ROHM Co., Ltd.	1,900	109
Ryohin Keikaku Co., Ltd.	1,500	72
SBI Holdings, Inc.	199	18
Secom Co., Ltd.	1,800	86
Seiko Epson Corp. ^	5,800	101
Sekisui Chemical Co., Ltd.	5,000	43
Sekisui House, Ltd.	12,000	112
Seven & I Holdings Co., Ltd.	10,900	293
Sharp Corp. ^	11,000	100
Shimamura Co., Ltd. ^	200	19
Shimano, Inc. ^	2,800	154
Shimizu Corp. ^	16,000	67
Shin-Etsu Chemical Co., Ltd.	8,800	471
Shinsei Bank, Ltd. ^	15,000	15
Shiseido Co., Ltd. ^	7,300	136
Shizuoka Bank, Ltd. ^	8,000	74
Showa Denko KK ^	11,000	23
Showa Shell Sekiyu KK ^	1,400	13
SMC Corp.	2,200	397
Softbank Corp.	18,600	704
Sony Corp.	14,900	393
Stanley Electric Co., Ltd.	4,700	83
Sumitomo Chemical Co., Ltd. ^	19,000	95
Sumitomo Corp. ^	13,100	178
Sumitomo Electric Industries, Ltd.	8,200	120
Sumitomo Heavy Industries, Ltd. ^	8,000	56
Sumitomo Metal Industries, Ltd.	111,000	249
Sumitomo Metal Mining Co., Ltd.	21,000	345
Sumitomo Mitsui Financial Group, Inc.	12,100	372
Sumitomo Mitsui Trust Holdings, Inc.	81,000	282
Sumitomo Realty & Development Co., Ltd.	6,000	134
Suzuki Motor Corp. ^	9,000	203
Sysmex Corp.	2,000	75
T&D Holdings, Inc.	2,550	61
Taisei Corp. ^	19,000	44
Takeda Pharmaceutical Co., Ltd.	3,700	171
TDK Corp. ^	1,800	99
Teijin, Ltd. ^	14,000	62
Terumo Corp.	5,600	303
THK Co., Ltd.	700	18
Tobu Railway Co., Ltd. ^	13,000	55
Tohoku Electric Power Co., Inc. ^	2,500	36
Tokio Marine Holdings, Inc.	11,748	329
Tokyo Electron, Ltd.	4,500	246
Tokyo Gas Co., Ltd.	14,000	63
Tokyu Corp.	18,000	75
Tokyu Land Corp.	10,000	42
TonenGeneral Sekiyu KK ^	6,000	74
Toppan Printing Co., Ltd.	5,000	39
Toray Industries, Inc.	16,000	118
Toshiba Corp. ^	49,000	258
Tosoh Corp. ^	7,000	28
Toto, Ltd.	8,000	62
Toyo Seikan Kaisha, Ltd.	2,600	44
Toyota Boshoku Corp. ^	4,000	66
Toyota Industries Corp.	1,300	43
Toyota Motor Corp.	25,500	1,050
Trend Micro, Inc. ^	2,000	62
Uni-Charm Corp. ^	3,300	144
Ushio, Inc.	800	16
West Japan Railway Co.	300	12
Yahoo! Japan Corp. ^	241	83
Yakult Honsha Co., Ltd. ^	2,499	72
Yamada Denki Co., Ltd. ^	1,370	112
Yamaha Corp.	1,400	16
Yamato Holdings Co., Ltd.	3,700	58
Yokogawa Electric Corp. ‡ ^	4,100	35
Jersey, Channel Islands — 0.8%
Charter International PLC	16,219	206
Experian Group, Ltd.	9,979	127
Petrofac, Ltd.	5,136	125
Randgold Resources, Ltd.	3,114	262
Wolseley PLC	937	31
WPP PLC	66,896	838
Korea, Republic of - 0.6%
Cheil Industries, Inc.	133	16
Daewoo Securities Co., Ltd.	340	6
Doosan Heavy Industries and Construction Co., Ltd.	178	9
E-Mart Co., Ltd. ‡	44	10
GS Engineering & Construction Corp.	115	14
Hana Financial Group, Inc.	350	12
Hynix Semiconductor, Inc.	840	20
Hyundai Engineering & Construction Co., Ltd.	140	11
Hyundai Heavy Industries Co., Ltd.	78	32
Hyundai Mobis	109	41
Hyundai Motor Co.	262	58
Hyundai Steel Co.	140	17
Industrial Bank of Korea	570	10
KB Financial Group, Inc.	660	31
KIA Motors Corp.	390	27
Korea Electric Power Corp. ‡	470	12
Korea Exchange Bank	950	9
KT Corp.	390	15
KT&G Corp.	206	13
LG Corp.	317	24
LG Chem, Ltd.	82	37
LG Display Co., Ltd.	420	12
LG Electronics, Inc.	170	13
Lotte Shopping Co., Ltd.	24	11
NHN Corp. ‡	78	14
OCI Co., Ltd.	33	13
POSCO	110	48
Samsung C&T Corp.	272	21
Samsung Electro-Mechanics Co., Ltd.	108	9
Samsung Electronics Co., Ltd.	691	537
Samsung Engineering Co., Ltd.	66	17
Samsung Fire & Marine Insurance Co., Ltd.	71	17
Samsung Heavy Industries Co., Ltd.	420	19
Samsung SDI Co., Ltd.	67	10
Samsung Securities Co., Ltd.	133	10
Samsung Techwin Co., Ltd.	72	6
Shinhan Financial Group Co., Ltd.	730	35
Shinsegae Co., Ltd.	15	5
SK Innovation Co., Ltd.	118	22
SK Telecom Co., Ltd.	92	14
S-Oil Corp.	130	17
Woori Finance Holdings Co., Ltd.	440	6
Luxembourg - 0.3%
ArcelorMittal	8,590	299
Oriflame Cosmetics SA ^	3,675	181
Subsea 7 SA ‡ ^	679	17
Tenaris SA ^	1,642	38

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Morgan Stanley Active International Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Mauritius — 0.0% ∞
Golden Agri-Resources, Ltd.	85,626	$48
Mexico — 0.7%
America Movil SAB de CV — Series L ^	389,800	526
Fomento Economico Mexicano SAB de CV	22,000	146
Grupo Bimbo SAB de CV — Series A ^	16,800	39
Grupo Carso SA de CV — Series A1	9,100	30
Grupo Elektra SA de CV	965	49
Grupo Financiero Banorte SAB de CV — Class O ^	16,247	74
Grupo Financiero Inbursa SA — Class O	10,400	53
Grupo Mexico SAB de CV — Series B	41,566	136
Grupo Modelo SAB de CV — Series C	7,100	43
Grupo Televisa SA — Series CPO	22,000	108
Industrias Penoles SAB de CV	1,155	44
Inmuebles Carso SAB de CV — Class B1 ‡ ^	9,100	9
Kimberly-Clark de Mexico SAB de CV — Class A	5,600	37
Minera Frisco SAB de CV ‡	9,100	44
Telefonos de Mexico SAB de CV — Class L	61,100	51
Wal-Mart de Mexico SAB de CV — Series V ^	55,100	164
Netherlands — 1.7%
Akzo Nobel NV	2,786	176
ASML Holding NV	5,684	210
Corio NV REIT	665	44
European Aeronautic Defence and Space
Co., NV ^	1,840	62
Fugro NV	996	71
Heineken NV	8,916	537
ING Groep NV ‡	10,864	134
Koninklijke Ahold NV	12,589	169
Koninklijke DSM NV	1,819	118
Koninklijke KPN NV	18,521	269
Koninklijke Philips Electronics NV	19,043	489
PostNL NV	12,112	103
Reed Elsevier NV	9,249	124
SBM Offshore NV	2,291	61
STMicroelectronics NV ^	5,267	52
TNT Express NV ‡	12,112	125
Unilever NV	19,985	656
Wolters Kluwer NV	6,282	140
Norway — 1.0%
DnB NOR ASA	19,533	272
Norsk Hydro ASA	16,469	126
Orkla ASA	12,689	121
Renewable Energy Corp., ASA ‡ ^	2,700	5
Statoil ASA ^	20,014	507
Telenor ASA	32,650	534
Yara International ASA	10,186	572
Philippines — 0.5%
Aboitiz Equity Ventures, Inc.	108,000	105
Aboitiz Power Corp.	93,300	68
Alliance Global Group, Inc.	206,100	52
Ayala Corp.	11,316	83
Ayala Land, Inc.	271,600	98
Bank of The Philippine Islands	91,800	124
Energy Development Corp.	395,000	60
Manila Electric Co.	14,550	92
Metropolitan Bank & Trust	54,100	88
Philippine Long Distance Telephone Co.	2,410	130
SM Investments Corp.	9,450	117
SM Prime Holdings, Inc.	273,000	74
Poland — 0.5%
Asseco Poland SA	654	12
Bank Handlowy Warsza	8,375	265
Bank Pekao SA	840	50
Getin Holding SA ‡	60,182	280
Globe Trade Centre SA ‡	883	6
KGHM Polska Miedz SA ‡	929	67
PBG SA ‡	1,661	84
Polski Koncern Naftowy Orlen SA ‡	2,348	44
Polskie Gornictwo Naftowe I Gazownictwo SA	122,338	188
Powszechna Kasa Oszczednosci Bank Polski SA	4,298	66
Telekomunikacja Polska SA	4,730	29
Russian Federation — 0.5%
Gazprom OAO ADR	22,976	334
Lukoil OAO ADR	2,406	153
MMC Norilsk Nickel OJSC ADR	5,811	152
Mobile Telesystems OJSC ADR ^	2,250	43
Novatek OAO GDR	387	54
Polyus Gold OJSC ADR	1,169	37
Rosneft Oil Co. GDR	7,620	64
Surgutneftegas OJSC ADR	7,400	73
Tatneft ADR	1,852	80
VTB Bank OJSC GDR	13,122	81
Singapore — 1.2%
Ascendas Real Estate Investment Trust ‡	16,000	27
Bank Danamon	35,000	25
Capitaland, Ltd.	35,000	83
CapitaMall Trust REIT ‡	31,000	47
City Developments, Ltd.	8,000	68
ComfortDelgro Corp., Ltd.	25,000	30
DBS Group Holdings, Ltd.	30,000	359
Fraser and Neave, Ltd.	16,000	76
Keppel Corp., Ltd.	22,000	198
Olam International, Ltd.	7,000	16
Oversea-Chinese Banking Corp.	56,000	427
SembCorp Industries, Ltd.	16,000	65
SembCorp Marine, Ltd. ^	11,000	48
Singapore Airlines, Ltd.	10,003	116
Singapore Exchange, Ltd. ^	9,000	55
Singapore Press Holdings, Ltd. ^	11,000	35
Singapore Technologies Engineering, Ltd.	19,000	47
Singapore Telecommunications, Ltd.	111,000	285
United Overseas Bank, Ltd.	25,000	401
Wilmar International, Ltd. ^	16,000	71
Spain — 0.6%
Banco Bilbao Vizcaya Argentaria SA	27,004	317
Banco Santander SA	52,703	607
Inditex SA ^	878	80
Repsol YPF SA ^	3,052	106
Telefonica SA	6,725	164
Sweden — 2.7%
Alfa Laval AB	3,675	79
ASSA Abloy AB — Series B ^	4,248	114
Atlas Copco AB — Class A	10,198	270
Atlas Copco AB — Class B	6,581	155
Electrolux AB — Series B ^	2,761	66
Getinge AB — Class B ^	6,266	169
Hennes & Mauritz AB — Class B	15,656	540
Holmen AB — Class B	1,315	41
Husqvarna AB — Class B	2,761	18
Investor AB — Class B	9,506	218
Lundin Petroleum AB ‡	4,783	65
Nordea Bank AB	57,921	622
Sandvik AB	15,294	268
Skanska AB — Class B	18,134	325
SKF AB — Class B	3,368	98

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Morgan Stanley Active International Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Sweden (continued)
SSAB AB — Series A	3,758	$56
Svenska Cellulosa AB — Class B	11,652	164
Svenska Handelsbanken AB — Class A	16,351	504
Swedish Match AB	5,828	196
Tele2 AB — Class B	2,078	41
Telefonaktiebolaget LM Ericsson — Class B	77,106	1,110
TeliaSonera AB	26,205	192
Volvo AB — Class A	6,437	112
Volvo AB — Class B	13,943	244
Switzerland — 8.2%
ABB, Ltd. ‡	53,257	1,384
Baloise Holding AG	797	82
Cie Financiere Richemont SA	13,404	879
Credit Suisse Group AG ‡	13,311	519
GAM Holding, Ltd. ‡	2,754	45
Geberit AG ‡	512	121
Givaudan SA ‡	116	123
Holcim, Ltd. ‡	4,282	324
Julius Baer Group, Ltd. ‡	3,217	133
Logitech International SA ‡ ^	4,646	52
Lonza Group AG ‡	465	36
Nestle SA	95,923	5,969
Novartis AG	35,056	2,148
Pargesa Holding SA (Bearer Shares)	91	8
Roche Holding AG	9,459	1,584
Schindler Holding AG	1,419	173
Straumann Holding AG	646	156
Swatch Group AG/ The — BR	860	77
Swatch Group AG/ The — Reg	1,169	590
Swiss Life Holding AG ‡	501	82
Swiss Re, Ltd. ‡	8,291	466
Swisscom AG	357	164
Syngenta AG ‡	2,703	913
Transocean, Ltd.	838	55
UBS AG ‡	34,139	623
Zurich Financial Services AG ‡	2,126	538
Thailand — 0.5%
Bangkok Bank PCL	21,000	108
Bangkok Bank PCL	37,900	196
Bank of Ayudhya PCL	84,500	76
Kasikornbank PCL	26,700	107
Kasikornbank PCL	52,200	213
Krung Thai Bank PCL	117,200	72
Siam Commercial Bank PCL	68,300	247
United Kingdom — 16.4%
3i Group PLC	7,285	33
Admiral Group PLC	2,579	69
Aggreko PLC	14,514	450
AMEC PLC	6,801	119
Anglo American PLC	25,712	1,275
ARM Holdings PLC	45,619	429
AstraZeneca PLC	20,867	1,043
Aviva PLC	32,387	228
BAE Systems PLC	37,508	192
Balfour Beatty PLC	32,394	161
Barclays PLC	96,959	398
BG Group PLC	73,281	1,664
BHP Billiton PLC	13,897	546
BP PLC	279,501	2,058
British American Tobacco PLC	26,019	1,141
British Land Co., PLC REIT	12,702	124
British Sky Broadcasting Group PLC	39,197	532
BT Group PLC — Class A	123,718	401
Bunzl PLC	4,914	62
Burberry Group PLC	4,882	114
Cairn Energy PLC ‡	3,967	26
Capital Group PLC	2,500	29
Capital Shopping Centres Group PLC REIT	7,089	45
Carnival PLC	2,888	112
Centrica PLC	35,098	182
Cobham PLC	13,142	45
Compass Group PLC	34,920	336
Diageo PLC	34,493	706
FirstGroup PLC	8,509	47
GlaxoSmithKline PLC	70,730	1,516
Group 4 Securicor PLC	3,563	16
Hammerson PLC REIT	10,178	79
Home Retail Group PLC	9,755	26
HSBC Holdings PLC	322,252	3,194
Imperial Tobacco Group PLC	9,941	331
Intercontinental Hotels Group PLC	6,239	128
International Power PLC	6,163	32
Invensys PLC	5,951	31
Investec PLC	2,084	17
J. Sainsbury PLC	13,931	74
Johnson Matthey PLC	3,110	98
Kingfisher PLC	15,104	65
Land Securities Group PLC REIT	11,181	154
Legal & General Group PLC	82,943	157
Lloyds TSB Group PLC ‡	136,268	107
Man Group PLC	24,062	92
Marks & Spencer Group PLC	18,809	109
National Grid PLC	44,652	439
Next PLC	3,188	119
Old Mutual PLC	65,532	140
Pearson PLC	15,074	285
Prudential PLC	29,428	340
Reckitt Benckiser Group PLC	8,433	466
Reed Elsevier PLC	20,630	188
Rexam PLC	8,465	52
Rio Tinto PLC	24,008	1,734
Rolls-Royce Holdings PLC ‡	21,847	226
Royal & Sun Alliance Insurance Group PLC	44,593	96
Royal Bank of Scotland Group PLC ‡	274,239	170
Royal Dutch Shell PLC — Class A ^	78,955	2,809
Royal Dutch Shell PLC — Class B	59,527	2,124
SABMiller PLC	10,465	382
Sage Group PLC	21,458	99
Schroders PLC	1,454	36
Scottish & Southern Energy PLC	19,557	437
Segro PLC REIT	11,057	55
Severn Trent PLC	6,393	151
Smith & Nephew PLC	19,976	214
Smiths Group PLC	4,703	91
Standard Chartered PLC	38,162	1,002
Standard Life PLC	25,038	85
Tesco PLC	79,896	516
Tullow Oil PLC	2,274	45
Unilever PLC	15,015	484
United Utilities Group PLC	1,614	16
Vodafone Group PLC	782,382	2,075
Whitbread PLC	3,537	92
Xstrata PLC	21,808	480
United States — 0.3%
Synthes, Inc. -144A	3,196	562

Total Common Stocks (cost $148,910)		164,111

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Morgan Stanley Active International Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

RIGHTS - 0.0% ∞
Hong Kong - 0.0% ∞
China Citic Bank Corp., Ltd. Ә	3,000	$	t
Total Rights (cost $0)

SECURITIES LENDING COLLATERAL - 6.9%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.22% ▲	14,585,533		14,586
Total Securities Lending Collateral (cost $14,586)

	Principal	Value

REPURCHASE AGREEMENT — 17.4%
State Street Bank & Trust Co. 0.01% ▲, dated 06/30/2011, to be repurchased at $36,624 on 07/01/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, with a value of $37,359.	$36,624	36,624
Total Repurchase Agreement (cost $36,624)

Total Investment Securities (cost $202,307) #		217,661
Other Assets and Liabilities — Net		(7,285)

Net Assets		$210,376

FUTURES CONTRACTS: γ

				Net Unrealized
Description	Type	Contracts ∟	Expiration Date	Appreciation

ASX SPI 200 Index	Long	39	09/15/2011	$37
Euro Stoxx 50 Index	Long	391	09/16/2011	640
FTSE 100 Index	Long	41	09/16/2011	112
Hang Seng China ENT Index	Long	12	07/28/2011	2
Hang Seng Index	Long	6	07/28/2011	14
IBEX 35 Index	Long	15	07/15/2011	57
OMX 30 Index	Long	48	07/15/2011	16
SGX MSCI Singapore Index	Long	17	07/28/2011	20
TOPIX Index	Long	88	09/09/2011	460

				$1,358

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in U.S.	Net Unrealized
		Settlement	Dollars Bought	Appreciation
Currency	Bought (Sold)	Date	(Sold)	(Depreciation)

Australian Dollar	8,844	07/14/2011	$9,422	$46
Australian Dollar	(850)	07/14/2011	(897)	(13)
Euro	(735)	07/14/2011	(1,044)	(20)
Euro	2,229	07/14/2011	3,202	28
Euro	11,512	07/14/2011	16,518	169
Hong Kong Dollar	(36,164)	07/14/2011	(4,646)	(1)
Japanese Yen	785,499	07/14/2011	9,761	(3)
Japanese Yen	(148,834)	07/14/2011	(1,855)	6
Pound Sterling	5,236	07/14/2011	8,579	(177)
Pound Sterling	(412)	07/14/2011	(668)	8

				$43

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Morgan Stanley Active International Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)

	Percentage of
INVESTMENTS BY INDUSTRY:	Total Investments	Value

Commercial Banks	7.5%	$16,281
Oil, Gas & Consumable Fuels	6.6	14,338
Metals & Mining	6.2	13,529
Pharmaceuticals	4.3	9,461
Food Products	3.7	8,110
Chemicals	3.7	8,000
Industrial Conglomerates	3.2	6,926
Machinery	3.1	6,669
Insurance	2.9	6,303
Automobiles	2.7	5,922
Diversified Telecommunication Services	1.8	3,860
Wireless Telecommunication Services	1.7	3,660
Electrical Equipment	1.5	3,172
Real Estate Management & Development	1.5	3,163
Electronic Equipment & Instruments	1.4	2,988
Beverages	1.3	2,928
Electric Utilities	1.2	2,597
Media	1.2	2,585
Food & Staples Retailing	1.1	2,464
Textiles, Apparel & Luxury Goods	1.1	2,410
Capital Markets	1.0	2,190
Tobacco	1.0	2,119
Software	1.0	2,093
Construction & Engineering	0.9	1,984
Semiconductors & Semiconductor Equipment	0.9	1,980
Trading Companies & Distributors	0.9	1,951
Auto Components	0.9	1,884
Communications Equipment	0.8	1,695
Health Care Equipment & Supplies	0.8	1,666
Multi-Utilities	0.7	1,520
Diversified Financial Services	0.7	1,519
Household Durables	0.7	1,500
Energy Equipment & Services	0.6	1,374
Specialty Retail	0.6	1,329
Real Estate Investment Trusts	0.6	1,289
Hotels, Restaurants & Leisure	0.6	1,204
Construction Materials	0.5	1,196
Household Products	0.5	1,189
Road & Rail	0.4	950
Building Products	0.4	936
Computers & Peripherals	0.4	864
Paper & Forest Products	0.4	783
Commercial Services & Supplies	0.4	773
Air Freight & Logistics	0.3	719
Personal Products	0.3	705
Marine	0.3	697
Health Care Providers & Services	0.3	669
Aerospace & Defense	0.3	652
Office Electronics	0.3	593
Multiline Retail	0.2	533
Independent Power Producers & Energy Traders	0.2	327
Leisure Equipment & Products	0.1	290
IT Services	0.1	279
Internet Software & Services	0.1	268
Gas Utilities	0.1	237

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Morgan Stanley Active International Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)

	Percentage of
INVESTMENTS BY INDUSTRY (continued):	Total Investments	Value

Containers & Packaging	0.1%	$223
Water Utilities	0.1	183
Professional Services	0.1	156
Airlines	0.1	155
Transportation Infrastructure	0.1	124
Distributors	0.0 ∞	103
Consumer Finance	0.0 ∞	58
Biotechnology	0.0 ∞	47
Life Sciences Tools & Services	0.0 ∞	36
Internet & Catalog Retail	0.0 ∞	26
Diversified Consumer Services	0.0 ∞	17

Investment Securities, at Value	76.5	166,451
Short-Term Investments	23.5	51,210

Total Investments	100.0%	$217,661

NOTES TO SCHEDULE OF INVESTMENTS:

∞	Percentage rounds to less than 0.1%.

▲	Rate shown reflects the yield at 06/30/2011.

ˆ	All or a portion of this security is on loan. The value of all securities on loan is $13,448.

ə	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. These securities had a total market value of $6, or less than 0.01%, of the fund’s net assets.
‡	Non-income producing security.

t	Amount rounds to less than $1.

#	Aggregate cost for federal income tax purposes is $202,307. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $24,269 and $8,915, respectively. Net unrealized appreciation for tax purposes is $15,354.

g	Cash in the amount of $1,969 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.

Γ	Contract amounts are not in thousands.
DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. This security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 06/30/2011, this security had a market value of $562, or 0.27%, of the fund’s net assets.
ADR	American Depositary Receipt
ASX	Australian Securities Exchange
CPO	Ordinary Participation Certificates
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
IBEX	International Business Exchange (initiative funded by the European Commission)
OJSC	Open Joint Stock Company
PPS	Price Protected Share
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)
SGX	Singapore Exchange
STRIP VVPR	Is a coupon which, if presented along with the corresponding coupon of the share, entitles the shareholder to benefit from a reduced withholding tax of 15% (rather than 25%) on the dividends paid by the company.
TOPIX	Tokyo Stock Exchange

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Morgan Stanley Active International Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
VALUATION SUMMARY:'

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	06/30/2011
Common Stocks	$4,605	$159,506	$—	$164,111
Convertible Preferred Stocks	97	—	—	97
Preferred Stocks	1,372	871	—	2,243
Repurchase Agreement	—	36,624	—	36,624
Rights	—	t	—	t
Securities Lending Collateral	14,586	—	—	14,586
Total	$20,660	$197,001	$—	$217,661

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Total at
Other Financial Instruments F	Prices	Inputs	Inputs	06/30/2011
Futures Contracts — Appreciation	$1,358	$—	$—	$1,358
Forward Foreign Currency Contracts — Appreciation	—	257	—	257
Forward Foreign Currency Contracts — Depreciation	—	(214)	—	(214)
Total	$1,358	$43	$—	$1,401

'	See the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques.

₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

t	Amount rounds to less than $1.

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Morgan Stanley Active International Allocation VP
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2011
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $165,683)	$181,037
(including securities loaned of $13,448)
Repurchase agreement, at value (cost: $36,624)	36,624
Cash on deposit with broker	1,969
Foreign currency, at value(cost: $3,681)	3,718
Receivables:
Investment securities sold	4
Shares sold	15
Securities lending income (net)	8
Dividends	369
Dividend reclaims	180
Variation margin	1,358
Prepaid expenses	2
Unrealized appreciation on forward foreign currency contracts	257

225,541

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	96
Management and advisory fees	180
Distribution and service fees	3
Administration fees	3
Printing and shareholder reports fees	28
Audit and tax fees	8
Other	47
Collateral for securities on loan	14,586
Unrealized depreciation on forward foreign currency contracts	214

15,165

Net assets	$210,376

Net assets consist of:
Capital stock ($.01 par value)	$176
Additional paid-in capital	200,981
Undistributed (accumulated) net investment income (loss)	3,940
Undistributed (accumulated) net realized gain (loss) from investment securities, futures, and foreign currency transactions	(11,531)
Net unrealized appreciation (depreciation) on:
Investment securities	15,354
Futures contracts	1,358
Translation of assets and liabilities denominated in foreign currencies	98

Net assets	$210,376

Net assets by class:
Initial Class	$193,676
Service Class	16,700
Shares outstanding:
Initial Class	16,172
Service Class	1,403
Net asset value and offering price per share:
Initial Class	$11.98
Service Class	11.91
STATEMENT OF OPERATIONS
For the period ended June 30, 2011
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income (including withholding taxes on foreign dividends of $364)	$3,416
Interest income	3
Securities lending income (net)	153

3,572

Expenses:
Management and advisory	884
Distribution and service:
Service Class	21
Printing and shareholder reports	15
Custody	142
Administration	21
Legal	4
Audit and tax	7
Trustees	3
Transfer agent	1
Other	3

Total expenses	1,101

Recaptured expenses	34

Net expenses	1,135

Net investment income	2,437

Net realized gain (loss) on transactions from:
Investment securities	4,551
Futures contracts	(1,875)
Foreign currency transactions	2,979

5,655

Net increase in unrealized appreciation (depreciation) on:
Investment securities (Net of foreign capital gains tax of$1)	(466)
Futures contracts	1,368
Translation of assets and liabilities denominated in foreign currencies	60

Change in unrealized appreciation (depreciation)	962

Net realized and unrealized gain	6,617

Net increase in net assets resulting from operations	$9,054

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Morgan Stanley Active International Allocation VP
STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(all amounts in thousands)

	June 30, 2011	December 31,
	(unaudited)	2010
From operations:
Net investment income	$2,437	$1,584
Net realized gain (loss) from investment securities, futures contracts, and foreign currency transactions	5,655	(190)
Change in net unrealized appreciation (depreciation) on investment securities, futures contracts, and foreign currency translation	962	7,901

Net increase in net assets resulting from operations	9,054	9,295

Distributions to shareholders:
From net investment income:
Initial Class	—	(2,285)
Service Class	—	(246)

Total distributions to shareholders	—	(2,531)

Capital share transactions:
Proceeds from shares sold:
Initial Class	82,858	6,815
Service Class	2,552	7,562

	85,410	14,377

Dividends and distributions reinvested:
Initial Class	—	2,285
Service Class	—	246

	—	2,531

Cost of shares redeemed:
Initial Class	(14,871)	(27,117)
Service Class	(2,938)	(5,747)

	(17,809)	(32,864)

Net increase (decrease) in net assets from capital shares transactions	67,601	(15,956)

Net increase (decrease) in net assets	76,655	(9,192)

Net assets:
Beginning of period/year	133,721	142,913

End of period/year	$210,376	$133,721

Undistributed net investment income	$3,940	$1,503

Share activity:
Shares issued:
Initial Class	7,211	635
Service Class	218	707

	7,429	1,342

Shares issued-reinvested from distributions:
Initial Class	—	236
Service Class	—	26

	—	262

Shares redeemed:
Initial Class	(1,265)	(2,606)
Service Class	(251)	(561)

	(1,516)	(3,167)

Net increase (decrease) in shares outstanding:
Initial Class	5,946	(1,735)
Service Class	(33)	172

	5,913	(1,563)

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Morgan Stanley Active International Allocation VP
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Period ended		Initial Class
	June 30, 2011		Year Ended December 31,
	(unaudited)		2010	2009	2008	2007	2006
Net asset value
Beginning of period/year	$11.47		$10.81	$8.73	$17.16	$15.29	$12.42
Investment operations
Net investment income(A)	0.14		0.13	0.15	0.28	0.29	0.25
Net realized and unrealized gain (loss)	0.37		0.75	2.10	(6.34)	2.05	2.67

Total operations	0.51		0.88	2.25	(6.06)	2.34	2.92

Distributions
From net investment income	—		(0.22)	(0.02)	(0.49)	(0.47)	(0.05)
From net realized gains	—		—	(0.15)	(1.88)	—	—

Total distributions	—		(0.22)	(0.17)	(2.37)	(0.47)	(0.05)

Net asset value
End of period/year	$11.98		$11.47	$10.81	$8.73	$17.16	$15.29

Total return(B)	4.45	%(C)	8.48%	25.88%	(38.83%)	15.60%	23.51%
Net assets end of period/year (000’s)	$193,676		$117,320	$129,300	$120,650	$247,159	$230,638
Ratio and supplemental data
Expenses to average net assets	1.07	%(D)
After reimbursement/recaptured expense			1.07%	1.07%	1.07%	1.02%	0.94%
Before reimbursement/recaptured expense	1.04	%(D)	1.06%	1.12%	1.09%	1.04%	1.05%
Net investment income, to average net assets	2.37	%(D)	1.25%	1.66%	2.08%	1.75%	1.84%
Portfolio turnover rate	17	%(C)	21%	38%	27%	27%	17%
For a share outstanding throughout each period

Period ended	Service Class
June 30, 2011	Year Ended December 31,
(unaudited)	2010	2009	2008	2007	2006
Net asset value
Beginning of period/year	$11.42	$10.77	$8.70	$17.12	$15.28	$12.43
Investment operations
Net investment income(A)	0.12	0.10	0.12	0.25	0.25	0.21
Net realized and unrealized gain (loss)	0.37	0.75	2.10	(6.33)	2.04	2.67

Total operations	0.49	0.85	2.22	(6.08)	2.29	2.88

Distributions
From net investment income	—	(0.20)	—	(E)	(0.46)	(0.45)	(0.03)
From net realized gains	—	—	(0.15)	(1.88)	—	—

Total distributions	—	(0.20)	(0.15)	(2.34)	(0.45)	(0.03)

Net asset value
End of period/year	$11.91	$11.42	$10.77	$8.70	$17.12	$15.28

Total return(B)	4.29	%(C)	8.20%	25.68%	(39.05%)	15.27%	23.18%
Net assets end of period/year (000’s)	$16,700	$16,401	$13,613	$9,046	$17,983	$12,147
Ratio and supplemental data
Expenses to average net assets
After reimbursement/recaptured expense	1.32	%(D)	1.32%	1.32%	1.32%	1.27%	1.19%
Before reimbursement/recaptured expense	1.29	%(D)	1.31%	1.37%	1.34%	1.29%	1.30%
Net investment income, to average net assets	2.06	%(D)	0.96%	1.30%	1.84%	1.47%	1.48%
Portfolio turnover rate	17	%(C)	21%	38%	27%	27%	17%

(A)	Calculated based on average number of shares outstanding.

(B)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(C)	Not annualized.

(D)	Annualized.

(E)	Rounds to less than $(0.01).
Note: Prior to January 1, 2011, all of the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Morgan Stanley Active International Allocation VP
NOTES TO FINANCIAL STATEMENTS
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Morgan Stanley Active International Allocation VP (the “Fund”) is part of TST.
The Fund currently offers two classes of shares; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund, including investment objectives and strategies.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund bears the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities are translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.
Forward foreign currency contracts: The Fund is subject to foreign currency exchange rate risk exposure in the normal course of pursuing its investment objectives. The Fund enters into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.
Open forward foreign currency contracts at June 30, 2011 are listed in the Schedule of Investments.
Futures contracts: The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Fund uses futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker either in cash or securities an initial margin in an amount equal to a certain percentage of the contract amount.
Subsequent payments (variation margin) are paid or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or security prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Morgan Stanley Active International Allocation VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. (continued)
The open futures contracts at June 30, 2011 are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is included in the Statement of Assets and Liabilities.
Cash overdraft: Throughout the period, the Fund may have cash overdraft balances. A fee is incurred on these overdrafts by a rate based on the federal funds rate.
Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Fund securities exposes the Fund to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Fund seeks to increase its net investment income through the receipt of interest (after rebates and fees).
Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2011 are shown in the Schedule of Investments and Statement of Assets and Liabilities.
Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.
Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.
There were no commissions recaptured during the period ended June 30, 2011.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.
Dividend income related to a Real Estate Investment Trust (“REIT”) is recorded at the amount of distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.
Foreign taxes: The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests.
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Morgan Stanley Active International Allocation VP
NOTES TO FINANCIAL STATEMENTS (continued)
 At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 2. (continued)
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities (common and preferred stock): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Foreign securities, in which their primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.
Securities lending collateral: Securities lending collateral is a money market fund which is valued at the net assets of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.
Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over the counter (“OTC”) derivative contracts include forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy.
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Fund’s Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When a Fund must use fair valuation methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.
The hierarchy classification of inputs used to value the Fund’s investments, at June 30, 2011, are disclosed in the Valuation Summary of each Fund’s Schedule of Investments. Transfers between Levels are considered to have occurred at the end of the reporting period.
There were no significant transfers between Level 1 and Level 2 during the period ended June 30, 2011.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Morgan Stanley Active International Allocation VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011

(all amounts in thousands)
(unaudited)
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.
TAM, the Fund’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TFS, and TCI. None of the non-independent trustees receive compensation for services as trustees of the Fund or the entities that invest in the Fund.
The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at June 30, 2011:

	Market	% of Net
	Value	Assets
Transamerica International Moderate Growth VP	$79,286	37.69%
Investment advisory fees: The Fund pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $250 million	0.85%
Over $250 million up to $1 billion	0.80%
Over $1 billion	0.775%
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding distribution and service fees and certain extraordinary expenses, exceed the following stated annual limit:
1.07% Expense Limit
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived fees.
During the period ended June 30, 2011, the amount recaptured by the adviser was $34. The following amounts were available for recapture by the adviser as of June 30, 2011:

	Reimbursement of	Available for Recapture
	Expenses	Through
Fiscal Year 2009:	$71	12/31/2012
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Morgan Stanley Active International Allocation VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2012. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2011 were as follows:

Purchases of securities:
Long-term	$70,920
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	26,805
U.S. Government	—
NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS
The Fund is subject to various risks in the normal course of pursuing its investment objective. The volume of future contracts and forward foreign currency contracts held at period end is indicative of the average volume held throughout the period. The tables below highlight the types of risks and the derivative instruments used to mitigate the risks:
Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2011
Derivatives not accounted for as hedging instruments

	Foreign exchange
Location	contracts	Equity contracts	Total
Asset derivatives
Unrealized appreciation on futures contracts	$—	$1,358	$1,358	*
Unrealized appreciation on forward foreign currency contracts	257	—	257
Liability derivatives
Unrealized (depreciation) on forward foreign currency contracts	(214)	—	(214)
Total	$43	$1,358	$1,401

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities
Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2011
Derivatives not accounted for as hedging instruments

	Foreign exchange
Location	contracts	Equity contracts	Total
Realized Gain (Loss) on derivative transactions recognized in income
Net realized (loss) on futures contracts	$—	$(1,875)	$(1,875)
Net realized gain on foreign currency transactions ~	2,843	—	2,843
Change in Unrealized Appreciation (Depreciation) on derivatives recognized in income
Net increase in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	77	—	77
Net increase in unrealized appreciation on futures contracts	—	1,368	1,368
Total	$2,920	$(507)	$2,413

~	Included within net realized gain (loss) on transactions from foreign currency transactions.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Morgan Stanley Active International Allocation VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 5. (continued)
For non-exchange traded derivatives (swaps and forward foreign currency contracts), under standard derivatives agreements, the Fund may be required to post collateral on derivatives if the Fund is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.
NOTE 6. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax positions taken for all open tax years (2008 — 2010), or expected to be taken in the Fund’s 2011 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, foreign bonds, net operating losses, distribution reclasses for REITs, passive foreign investment companies, foreign currency transactions, capital loss carryforwards, and post-October loss deferrals.
NOTE 7. SUBSEQUENT EVENT
Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Morgan Stanley Active International Allocation VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 8-9, 2011, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Morgan Stanley Active International Allocation VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and Morgan Stanley Investment Management Inc. (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2012. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser, as well as information about standard fees and performance of a composite of comparable accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the investment approach for the Portfolio. The Trustees considered the services provided by TAM for the portion of the management fee it retains after payment of the Sub-Adviser’s fee, including oversight of the performance of administrative, recordkeeping, shareholder relations, regulatory reporting and other functions of the Portfolio as well as “manager of managers” services TAM provides in the form of selection and oversight of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2010. The Board noted that the performance of the Initial Class of the Portfolio was in line with the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information about TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio, including the amount of the management fee retained by TAM following payment of the sub-advisory fee. The Trustees noted that the Portfolio’s contractual management fee was in line with the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the median for its peer group and in line with the median for its peer universe. The Trustees noted the profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Morgan Stanley Active International Allocation VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)
(unaudited)
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice. The Trustees also noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.
Other considerations. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Morgan Stanley Capital Growth VP
(formerly, Transamerica Focus VP)
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at January 1, 2011 and held for the entire period until June 30, 2011.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (B)
	Beginning	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized
Fund Name	Account Value	Value	During Period (A)	Value	During Period (A)	Expense Ratio

Transamerica Morgan Stanley Capital Growth VP
Initial Class	$1,000.00	$1,071.70	$4.62	$1,020.33	$4.51	0.90%
Service Class	1,000.00	1,070.10	5.90	1,019.09	5.76	1.15

(A)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(B)	5% return per year before expenses.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2011
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

% of Net
Asset Type	Assets

Common Stocks	99.8%
Securities Lending Collateral	11.0
Repurchase Agreement	0.4
Other Assets and Liabilities — Net	(11.2)

Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Morgan Stanley Capital Growth VP
(formerly, Transamerica Focus VP)
SCHEDULE OF INVESTMENTS
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 99.8%
Air Freight & Logistics - 2.1%
Expeditors International of Washington, Inc.	77,776	$3,981
Beverages - 1.6%
Anheuser-Busch InBev NV ADR ∧	53,610	3,110
Capital Markets - 1.4%
Charles Schwab Corp. ∧	166,324	2,736
Chemicals - 2.8%
Monsanto Co.	74,458	5,402
Commercial Services & Supplies - 3.8%
Edenred	239,748	7,315
Communications Equipment - 3.6%
Motorola Solutions, Inc. ‡	153,291	7,058
Computers & Peripherals - 7.5%
Apple, Inc. ‡	43,339	14,547
Distributors - 2.0%
Li & Fung, Ltd.	1,912,000	3,821
Diversified Financial Services - 5.5%
BM&FBOVESPA SA	575,600	3,810
CME Group, Inc. — Class A	9,327	2,720
Leucadia National Corp.	120,333	4,103
Electrical Equipment - 0.8%
First Solar, Inc. ‡ ∧	12,277	1,624
Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	39,445	3,205
Food Products - 2.6%
Mead Johnson Nutrition Co. — Class A	76,137	5,143
Health Care Equipment & Supplies - 2.7%
Intuitive Surgical, Inc. ‡	14,101	5,247
Hotels, Restaurants & Leisure - 7.8%
Las Vegas Sands Corp. ‡	115,262	4,865
Starbucks Corp.	112,493	4,442
Wynn Resorts, Ltd.	20,805	2,986
Yum! Brands, Inc.	51,151	2,826
Internet & Catalog Retail - 13.0%
Amazon.com, Inc. ‡	79,011	16,157
NetFlix, Inc. ‡	22,588	5,934
priceline.com, Inc. ‡^	5,987	3,065
Internet Software & Services - 13.8%
Baidu, Inc. ADR ‡	60,195	8,434
eBay, Inc. ‡	123,331	3,980
Google, Inc. — Class A ‡	16,544	8,378
Tencent Holdings, Ltd.	108,000	2,950
Yandex NV — Class A ‡	86,543	3,073
Life Sciences Tools & Services - 3.2%
Illumina, Inc. ‡^	81,348	6,114

Media - 1.9%
Naspers, Ltd. — Class N	66,449	3,753
Metals & Mining - 2.5%
Molycorp, Inc. ‡^	80,173	4,895
Oil, Gas & Consumable Fuels - 3.6%
Range Resources Corp.	36,061	2,001
Ultra Petroleum Corp. ‡^	108,365	4,964
Pharmaceuticals - 3.0%
Allergan, Inc.	33,597	2,797
Valeant Pharmaceuticals International, Inc.	58,458	3,037
Professional Services - 1.5%
SGS SA	1,533	2,912
Real Estate Management & Development - 3.8%
Brookfield Asset Management, Inc. — Class A	225,011	7,464
Semiconductors & Semiconductor Equipment - 1.9%
ARM Holdings PLC ADR ^	109,098	3,102
NVIDIA Corp. ‡	40,876	651
Software - 3.7%
Salesforce.com, Inc. ‡^	35,163	5,239
VMware, Inc. — Class A ‡^	18,632	1,867
Tobacco - 2.0%
Philip Morris International, Inc.	57,726	3,854

Total Common Stocks (cost $173,931)		193,562

SECURITIES LENDING COLLATERAL - 11.0%
State Street Navigator Securities Lending
Trust — Prime Portfolio, 0.22% ▲	21,432,244	21,432
Total Securities Lending Collateral (cost $21,432)

	Principal	Value

REPURCHASE AGREEMENT - 0.4%
State Street Bank & Trust Co. 0.01% ▲, dated 06/30/2011, to be repurchased at $760 on 07/01/2011.
Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, with a value of $775.	$760	760
Total Repurchase Agreement (cost $760)

Total Investment Securities (cost $196,123) #		215,754
Other Assets and Liabilities — Net		(21,677)

Net Assets		$194,077

NOTES TO SCHEDULE OF INVESTMENTS:

∧	All or a portion of this security is on loan. The value of all securities on loan is $20,964.

‡	Non-income producing security.

▲	Rate shown reflects the yield at 06/30/2011.

#	Aggregate cost for federal income tax purposes is $196,123. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $23,871 and $4,240, respectively. Net unrealized appreciation for tax purposes is $19,631.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Morgan Stanley Capital Growth VP
(formerly, Transamerica Focus VP)
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
DEFINITION:
ADR	American Depositary Receipt
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	06/30/2011
Common Stocks	$170,297	$23,265	$—	$193,562
Repurchase Agreement	—	760	—	760
Securities Lending Collateral	21,432	—	—	21,432
Total	$191,729	$24,025	$—	$215,754

Э	See the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report. Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Morgan Stanley Capital Growth VP
(formerly, Transamerica Focus VP)
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2011
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $195,363) (including securities loaned of $20,964)	$214,994
Repurchase agreement, at value (cost: $760)	760
Receivables:
Shares sold	15
Securities lending income (net)	10
Dividends	85
Dividend reclaims	35
Prepaid expenses	1

215,900

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	74
Shares redeemed	142
Management and advisory fees	139
Distribution and service fees	3
Trustees fees	1
Administration fees	3
Printing and shareholder reports fees	17
Audit and tax fees	7
Other	5
Collateral for securities on loan	21,432

21,823

Net assets	$194,077

Net assets consist of:
Capital stock ($.01 par value)	$155
Additional paid-in capital	144,847
Undistributed (accumulated) net investment income (loss)	(30)
Undistributed (accumulated) net realized gain (loss) from investment securities and foreign currency transactions	29,474
Net unrealized appreciation (depreciation) on:
Investment securities	19,631

Net assets	$194,077

Net assets by class:
Initial Class	$180,965
Service Class	13,112
Shares outstanding:
Initial Class	14,425
Service Class	1,048
Net asset value and offering price per share:
Initial Class	$12.55
Service Class	12.51
STATEMENT OF OPERATIONS
For the period ended June 30, 2011
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income (including withholding taxes on foreign dividends of $42)	$810
Interest income	—	(A)
Securities lending income (net)	51

	861

Expenses:
Management and advisory	780
Distribution and service:
Service Class	14
Printing and shareholder reports	34
Custody	11
Administration	19
Legal	5
Audit and tax	6
Trustees	3
Transfer agent	1
Other	4

Total expenses	877

Recaptured expenses	14

Net expenses	891

Net investment loss	(30)

Net realized gain (loss) on transactions from:
Investment securities	35,161
Foreign currency transactions	(31)

	35,130

Net decrease in unrealized appreciation (depreciation) on:
Investment securities	(21,823)

Net realized and unrealized gain	13,307

Net increase in net assets resulting from
operations	$13,277

(A)	Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Morgan Stanley Capital Growth VP
(formerly, Transamerica Focus VP)
STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(all amounts in thousands)

	June 30, 2011	December 31,
	(unaudited)	2010
From operations:
Net investment loss	$(30)	$(18)
Net realized gain (loss) from investment securities and foreign currency transactions	35,130	2,013
Change in net unrealized appreciation (depreciation) on investment securities	(21,823)	38,263

Net increase in net assets resulting from operations	13,277	40,258

Distributions to shareholders:
From net investment income:
Initial Class	—	(1,337)
Service Class	—	(38)

Total distributions to shareholders	—	(1,375)

Capital share transactions:
Proceeds from shares sold:
Initial Class	6,610	9,538
Service Class	5,953	3,669

	12,563	13,207

Dividends and distributions reinvested:
Initial Class	—	1,337
Service Class	—	38

	—	1,375

Cost of shares redeemed:
Initial Class	(17,925)	(25,331)
Service Class	(2,118)	(1,846)

	(20,043)	(27,177)

Net decrease in net assets from capital shares transactions	(7,480)	(12,595)

Net increase in net assets	5,797	26,288

Net assets:
Beginning of period/year	188,280	161,992

End of period/year	194,077	188,280

Accumulated net investment loss	(30)	—

Share activity:
Shares issued:
Initial Class	544	942
Service Class	489	350

	1,033	1,292

Shares issued-reinvested from distributions:
Initial Class	—	153
Service Class	—	5

	—	158

Shares redeemed:
Initial Class	(1,470)	(2,631)
Service Class	(175)	(193)

	(1,645)	(2,824)

Net increase (decrease) in shares outstanding:
Initial Class	(926)	(1,536)
Service Class	314	162

	(612)	(1,374)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Morgan Stanley Capital Growth VP
(formerly, Transamerica Focus VP)
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Period ended		Initial Class
	June 30, 2011		Year Ended December 31,
	(unaudited)		2010		2009	2008	2007	2006
Net asset value
Beginning of period/year	$11.71		$9.28		$7.43	$13.88	$14.73	$14.71
Investment operations
Net investment income (loss)(A)	—	(B)	—	(B)	0.07	0.18	0.16	0.18
Net realized and unrealized gain (loss)	0.84		2.52		1.99	(4.67)	(0.01)	2.26

Total operations	0.84		2.52		2.06	(4.49)	0.15	2.44

Distributions
From net investment income	—		(0.09)		(0.21)	(0.21)	(0.20)	(0.16)
From net realized gains	—		—		—	(1.75)	(0.80)	(2.26)

Total distributions	—		(0.09)		(0.21)	(1.96)	(1.00)	(2.42)

Net asset value
End of period/year	$12.55		$11.71		$9.28	$7.43	$13.88	$14.73

Total return(C)	7.17	%(D)	27.44%		27.91%	(36.36%)	1.04%	18.56%
Net assets end of period/year (000’s)	$180,965		$179,705		$156,691	$146,079	$297,425	$370,692
Ratio and supplemental data
Expenses to average net assets
After recaptured expenses/reimbursement	0.90	%(E)	0.90%		0.90%	0.86%	0.87%	0.88%
Before recaptured expenses/reimbursement	0.88	%(E)	0.91%		0.90%	0.86%	0.87%	0.88%
Net investment income (loss), to average net assets	(0.02	%)(E)	—	%(F)	0.94%	1.62%	1.11%	1.22%
Portfolio turnover rate	87	%(D)	44%		131%	35%	15%	15%
For a share outstanding throughout each period

	Period ended		Service Class
	June 30, 2011		Year Ended December 31,
	(unaudited)		2010	2009	2008	2007	2006
Net asset value
Beginning of period/year	$11.69		$9.27	$7.41	$13.83	$14.69	$14.68
Investment operations
Net investment income (loss)(A)	(0.01)		(0.02)	0.05	0.15	0.13	0.15
Net realized and unrealized gain (loss)	0.83		2.51	1.98	(4.66)	(0.02)	2.25

Total operations	0.82		2.49	2.03	(4.51)	0.11	2.40

Distributions
From net investment income	—		(0.07)	(0.17)	(0.16)	(0.17)	(0.13)
From net realized gains	—		—	—	(1.75)	(0.80)	(2.26)

Total distributions	—		(0.07)	(0.17)	(1.91)	(0.97)	(2.39)

Net asset value
End of period/year	$12.51		$11.69	$9.27	$7.41	$13.83	$14.69

Total return(C)	7.01	%(D)	27.09%	27.57%	(36.54%)	0.77%	18.29%
Net assets end of period/year (000’s)	$13,112		$8,575	$5,301	$4,065	$11,910	$12,810
Ratio and supplemental data
Expenses to average net assets
After recaptured expenses/reimbursement	1.15	%(E)	1.15%	1.15%	1.11%	1.12%	1.13%
Before recaptured expenses/reimbursement	1.13	%(E)	1.16%	1.15%	1.11%	1.12%	1.13%
Net investment income (loss), to average net assets	(0.22	%)(E)	(0.26%)	0.66%	1.35%	0.86%	0.99%
Portfolio turnover rate	87	%(D)	44%	131%	35%	15%	15%

(A)	Calculated based on average number of shares outstanding.

(B)	Rounds to less than $0.01 or $(0.01).

(C)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(D)	Not annualized.

(E)	Annualized.

(F)	Rounds to less than 0.01% or (0.01)%.
Note: Prior to January 1, 2010, all of the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Morgan Stanley Capital Growth VP
(formerly, Transamerica Focus VP)
NOTES TO FINANCIAL STATEMENTS
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Effective March 22, 2011, Transamerica Focus VP changed its name to Transamerica Morgan Stanley Capitial Growth VP. Transamerica Morgan Stanley Capitial Growth VP (the “Fund”) is part of TST. The Fund is “non-diversified” under the 1940 Act.
The Fund currently offers two classes of shares; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund, including investment objectives and strategies.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian, and pursuant to the terms of the repurchase agreements, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund bears the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Fund’s securities exposes the Fund to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Fund seeks to increase its net investment income through the receipt of interest (after rebates and fees).
Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2011 are shown in the Schedule of Investments and Statement of Assets and Liabilities.
Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.
Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.
Commissions recaptured during the period ended June 30, 2011 of less than $1, are included in net realized gain (loss) in the Statement of Operations.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.
Foreign taxes: The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Morgan Stanley Capital Growth VP
(formerly, Transamerica Focus VP)
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities (common and preferred stock): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Foreign securities, in which their primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.
Securities lending collateral: Securities lending collateral is a money market fund which is valued at the net assets of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Fund’s Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When the Fund must use fair valuation methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.
The hierarchy classification of inputs used to value the Fund’s investments at June 30, 2011 are disclosed in the Valuation Summary of each Fund’s Schedule of Investments. Transfers between Levels are considered to have occurred at the end of the reporting period.
There were no significant transfers between Level 1 and Level 2 during the period ended June 30, 2011.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Morgan Stanley Capital Growth VP
(formerly, Transamerica Focus VP)
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011 (all amounts in thousands)
(unaudited)
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.
TAM, the Fund’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
Prior to March 22, 2011, Transamerica Investment Management, LLC, an affiliate of the Fund, served as sub-adviser to the Fund. On March 22, 2011, the Fund changed its sub-adviser to Morgan Stanley Investment Management Inc.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, TFS and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TFS, and TCI. None of the non-independent trustees receive compensation for services as trustees of the Fund or the entities that invest in the Fund.
Investment advisory fees: The Fund pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $500 million	0.80%
Over $500 million	0.675%
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees and certain extraordinary expenses, exceed the following stated annual limit:
0.90% Expense Limit
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived fees.
During the period ended June 30, 2011, the amount recaptured by the adviser was $14. There were no amounts available for recapture by the adviser as of June 30, 2011.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2012. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transamerica Series Trust		Semi-Annual Report 2011

Transamerica Morgan Stanley Capital Growth VP
(formerly, Transamerica Focus VP)
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2011 were as follows:

Purchases of securities:
Long-term	$170,353
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	166,026
U.S. Government	—
NOTE 5. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax provisions taken for all open tax years (2008 — 2010), or expected to be taken in the Fund’s 2011 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, structured notes, foreign bonds, net operating losses, distribution reclasses for REITs, passive foreign investment companies, foreign currency transactions, capital loss carryforwards, and post-October loss deferrals.
NOTE 6. SUBSEQUENT EVENT
Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust		Semi-Annual Report 2011

Transamerica Morgan Stanley Capital Growth VP
(formerly, Transamerica Focus VP)
APPROVAL OF NEW INVESTMENT SUB-ADVISORY AGREEMENT
(unaudited)
At a special meeting of the Board Members of Transamerica Series Trust (the “Board”) held on January 19, 2011, the Board, including the Independent Board Members, approved the termination of Transamerica Investment Management, LLC (“TIM”) as sub-adviser to Transamerica Focus VP (the “Portfolio”), and approved a new investment sub-advisory agreement for the Portfolio between Transamerica Asset Management, Inc. (“TAM” or the “Manager”) and Morgan Stanley Investment Management Inc. (“MSIM” or the “Sub-Adviser”) the Portfolio’s proposed new Sub-Adviser.
The Board considered the termination of TIM as sub-adviser for the Portfolio and the appointment of MSIM as replacement sub-adviser. The Board authorized TAM to terminate the sub-advisory agreement with TIM. The Board also approved the sub-advisory agreement with MSIM, with respect to the Portfolio, for an initial two-year period (the “New Sub-Advisory Agreement”).
To assist the Board Members in their consideration of the New Sub-Advisory Agreement, the Board Members received in advance of their meeting certain materials and information. In addition, the Independent Board Members consulted with their independent legal counsel, discussing, among other things, the legal standards and certain other considerations relevant to the Board Members’ deliberations.
Among other matters, the Board Members considered:
(a) that TAM advised the Board Members that the appointment of the Sub-Adviser is not expected to result in any diminution in the nature, quality and extent of services provided to the Portfolio and its shareholders, including compliance services;
(b) that the Sub-Adviser is an experienced and respected asset management firm, and that TAM believes that the Sub-Adviser has the capabilities, resources and personnel necessary to provide advisory services to the Portfolio based on an assessment of the services the Sub-Adviser provides to other funds within the Transamerica fund complex;
(c) that in June 2010 the Board performed a full annual review of the sub-advisory agreements with the Sub-Adviser with respect to Transamerica funds not discussed herein, and determined that the Sub-Adviser has the capabilities, resources and personnel necessary to provide the sub-advisory services to the Portfolio;
(d) the proposed responsibilities of the Sub-Adviser for the Portfolio and the services expected to be provided by it;
(e) that advisory fee rates paid by the Portfolio to TAM would not increase; and
(f) that the sub-advisory fee payable to the Sub-Adviser would be paid by TAM and not the Portfolio, and that the sub-advisory fee payable by TAM to the Sub-Adviser are consistent with TAM’s fiduciary duty under applicable law.
In their deliberations, the Board Members did not identify any particular information that was all-important or controlling, and each Board Member may have attributed different weights to the various factors. The Board Members evaluated all information available to them, and the Board Members, including a majority of the Independent Board Members, concluded that the New Sub-Advisory Agreement should be approved and that the fees payable thereunder are consistent with TAM’s fiduciary duty under applicable law. The Board Members, including a majority of the Independent Board Members, found that the changes in sub-adviser, to the Sub-Adviser was in the best interests of the Portfolio and its shareholders and did not involve a conflict of interest from which TAM derives an inappropriate advantage.
Nature, Quality and Extent of Services Provided. In evaluating the nature, quality and extent of the services to be provided by the Sub-Adviser under the New Sub-Advisory Agreement, the Board Members considered, among other things, information and assurances provided by TAM as to the operations, facilities, organization and personnel of the Sub-Adviser, the anticipated ability of the Sub-Adviser to perform its duties under the New Sub-Advisory Agreement, and any anticipated changes to the name, current investment program, and other practices of the Portfolio. The Board Members considered that TAM has advised the Board Members that the appointment of the Sub-Adviser is not expected to result in any diminution in the nature, quality and extent of services provided to the Portfolio and its shareholders, including compliance services. The Board Members considered that the Sub-Adviser is an experienced and respected asset management firm and that TAM believes that the Sub-Adviser has the capabilities, resources and personnel necessary to provide advisory services to the Portfolio based on the assessment of the services that the Sub-Adviser provides to other funds within the Transamerica fund complex. The Board also noted that TAM recommended to the Board that the Sub-Adviser be appointed based on TAM’s desire to engage a sub-adviser with a proven performance record for the particular investment strategy that is contemplated for the Portfolio.
Based on their review of the materials provided and the assurances they had received from TAM, the Board Members determined that the Sub-Adviser can provide sub-advisory services that are appropriate in scope and extent in light of the proposed investment program for the Portfolio and the Sub-Adviser’s appointment is not expected to adversely affect the nature, quality and extent of services provided to the Portfolio.
Fees and Costs of Services Provided. The Board Members considered the sub-advisory fee rate under the New Sub-Advisory Agreement as well as the overall management fee structure of the Portfolio. The Board Members noted that the Portfolio does not directly pay the sub-advisory fee. The Board Members took into consideration that they reviewed TAM’s anticipated profitability with respect to the Portfolio to the extent that the New Sub-Advisory Agreement was approved and noted that advisory fee rates would remain unchanged. The Board Members determined that the sub-advisory fees proposed to be paid by TAM to the Sub-Adviser are consistent with TAM’s fiduciary duty under applicable law.

Transamerica Series Trust		Semi-Annual Report 2011

Transamerica Morgan Stanley Capital Growth VP
(formerly, Transamerica Focus VP)
APPROVAL OF NEW INVESTMENT SUB-ADVISORY AGREEMENT (continued)
(unaudited)
Economies of Scale. The Board Members noted that TAM believes that the appointment of the Sub-Adviser has the potential to attract additional assets. The Board Members also noted that the advisory fee schedule, which contains breakpoints, would remain unchanged and determined that the breakpoints permit certain economies of scale for the benefit of shareholders as the Portfolio grows. The Board Members concluded that they would have the opportunity to periodically reexamine whether economies of scale had been achieved, and the appropriateness of management fees payable to TAM and fees payable by TAM to the Sub-Adviser, in the future.
Fall-Out Benefits. The Board Members took into consideration the character of other incidental benefits that may be received by the Sub-Adviser, including the potential use of portfolio brokerage transactions to pay for research services, and noted that TAM believes that such benefits are expected to be consistent with industry practice. The Board Members also considered the potential for increased visibility in the marketplace as a result of the Sub-Adviser’s relationship with the Portfolio.
Investment Performance. The Board Members noted the Sub-Adviser’s investment management experience, capabilities and resources. The Board Members also noted that TAM believes the appointment of the Sub-Adviser could benefit shareholders by offering them the potential for superior performance, but were unable to predict what effect execution of the New Sub-Advisory Agreement would actually have on the future performance of the Portfolio. Based on this information, the Board determined that the Sub-Adviser is capable of generating a level of investment performance that is appropriate in light of the Portfolio’s intended investment objectives, policies and strategies.
Other Considerations. The Board Members also considered that the proposed Sub-Adviser change is one of a number of recommendations by Management following a strategic review of AEGON’s asset management business. Further, the Board Members noted that TAM believes that the proposed changes are in the best interest of shareholders to protect shareholder value based on the unsettled state of TIM over the past year.

Transamerica Series Trust		Semi-Annual Report 2011

Transamerica Morgan Stanley Growth Opportunities VP
(formerly, Transamerica Growth Opportunities VP)
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at January 1, 2011 and held for the entire period until June 30, 2011.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (B)
	Beginning	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized
Fund Name	Account Value	Value	During Period (A)	Value	During Period (A)	Expense Ratio

Transamerica Morgan Stanley Growth Opportunities VP
Initial Class	$1,000.00	$1,107.50	$4.49	$1,020.53	$4.31	0.86%
Service Class	1,000.00	1,106.30	5.80	1,019.29	5.56	1.11

(A)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(B)	5% return per year before expenses.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2011
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

% of Net
Asset Type	Assets

Common Stocks	98.7%
Securities Lending Collateral	24.5
Repurchase Agreement	0.9
Other Assets and Liabilities — Net	(24.1)

Total	100.0%

Transamerica Series Trust		Semi-Annual Report 2011

Transamerica Morgan Stanley Growth Opportunities VP
(formerly, Transamerica Growth Opportunities VP)
SCHEDULE OF INVESTMENTS
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 98.7%
Air Freight & Logistics - 3.4%
CH Robinson Worldwide, Inc. ^	57,956	$4,569
Expeditors International of Washington, Inc.	137,493	7,039
Capital Markets - 0.8%
Greenhill & Co., Inc. ^	53,239	2,865
Chemicals - 4.3%
Intrepid Potash, Inc. ‡^	154,701	5,028
Nalco Holding Co. ^	140,484	3,907
Rockwood Holdings, Inc. ‡^	100,000	5,528
Commercial Services & Supplies - 6.2%
Covanta Holding Corp. ^	226,368	3,733
Edenred	393,311	12,000
Stericycle, Inc. ‡^	57,607	5,134
Communications Equipment - 3.8%
Motorola Solutions, Inc. ‡	281,204	12,947
Construction Materials — 1.0%
Martin Marietta Materials, Inc. ^	44,036	3,522
Diversified Consumer Services - 1.0%
New Oriental Education & Technology Group ADR ‡	31,005	3,464
Diversified Financial Services - 6.2%
IntercontinentalExchange, Inc. ‡	36,336	4,531
Leucadia National Corp. ^	166,782	5,687
Moody’s Corp. ^	44,587	1,710
MSCI, Inc. — Class A ‡	237,090	8,935
Electrical Equipment - 0.8%
First Solar, Inc. ‡^	19,740	2,611
Food Products - 2.3%
Mead Johnson Nutrition Co. — Class A	112,734	7,615
Health Care Equipment & Supplies - 5.8%
Gen-Probe, Inc. ‡^	86,395	5,974
Idexx Laboratories, Inc. ‡	56,303	4,367
Intuitive Surgical, Inc. ‡^	25,585	9,520
Hotels, Restaurants & Leisure — 5.5%
Chipotle Mexican Grill, Inc. — Class A ‡^	19,535	6,020
Ctrip.com International, Ltd. ADR ‡	181,733	7,829
Wynn Resorts, Ltd. ^	36,284	5,208
Internet & Catalog Retail - 3.4%
NetFlix, Inc. ‡^	43,697	11,479
Internet Software & Services - 7.5%
Akamai Technologies, Inc. ‡	157,999	4,972
Alibaba.com, Ltd.	1,569,500	2,511
LinkedIn Corp. — Class A ‡^	45,230	4,075
Renren, Inc. ADR ‡^	192,165	1,701
Yandex NV — Class A ‡	246,826	8,764
Youku.com, Inc. ADR ‡^	99,718	3,425
IT Services - 1.5%
Gartner, Inc. ‡^	126,564	5,099
Life Sciences Tools & Services - 4.7%
Illumina, Inc. ‡^	147,864	11,112
Techne Corp.	58,494	4,877
Machinery — 1.6%
Schindler Holding AG	45,677	5,555
Media - 1.8%
Naspers, Ltd. — Class N	107,087	6,048
Metals & Mining - 3.0%
Lynas Corp., Ltd. ‡ Ə ^	1,144,387	2,209
Molycorp, Inc. ‡^	131,449	8,027
Multiline Retail - 1.7%
Dollar Tree, Inc. ‡	84,219	5,611
Oil, Gas & Consumable Fuels - 3.7%
Range Resources Corp. ^	104,987	5,827
Ultra Petroleum Corp. ‡^	147,800	6,769
Personal Products - 1.0%
Natura Cosmeticos SA	141,200	3,529
Pharmaceuticals — 2.7%
Ironwood Pharmaceuticals, Inc. — Class A ‡^	159,398	2,506
Valeant Pharmaceuticals International, Inc. ^	125,773	6,535
Professional Services — 6.6%
IHS, Inc. — Class A ‡	57,606	4,805
Intertek Group PLC	195,451	6,194
Qualicorp SA ‡	459,990	4,392
Verisk Analytics, Inc. — Class A ‡	199,727	6,914
Semiconductors & Semiconductor Equipment - 2.0%
ARM Holdings PLC ADR ^	200,557	5,701
NVIDIA Corp. ‡^	69,761	1,112
Software - 11.4%
Autodesk, Inc. ‡	98,949	3,819
Citrix Systems, Inc. ‡	39,720	3,178
FactSet Research Systems, Inc. ^	50,549	5,172
Red Hat, Inc. ‡^	152,500	7,000
Rovi Corp. ‡^	56,167	3,222
Salesforce.com, Inc. ‡^	53,139	7,917
Solera Holdings, Inc. ^	134,533	7,958
Textiles, Apparel & Luxury Goods - 1.9%
Lululemon Athletica, Inc. ‡^	56,988	6,372
Trading Companies & Distributors — 2.1%
Fastenal Co. ^	195,933	7,052
Wireless Telecommunication Services - 1.0%
Millicom International Cellular SA	32,859	3,443

Total Common Stocks (cost $303,751)		334,625

SECURITIES LENDING COLLATERAL— 24.5%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.22% ▲	83,193,715	83,194
Total Securities Lending Collateral (cost $83,194)

	Principal	Value

REPURCHASE AGREEMENT - 0.9%
State Street Bank & Trust Co. 0.01% ▲, dated 06/30/2011, to be repurchased at $3,115 on 07/01/2011. Collateralized by U.S. Government Agency Obligations, 4.00%, due 12/15/2017, with a total value of $3,178.	$3,115	3,115
Total Repurchase Agreement (cost $3,115)

Total Investment Securities (cost $390,060) #		420,934
Other Assets and Liabilities-Net		(81,828)

Net Assets		$339,106

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2011

Transamerica Morgan Stanley Growth Opportunities VP
(formerly, Transamerica Growth Opportunities VP)
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS:
L	All or a portion of this security is on loan. The value of all securities on loan is $81,341.

‡	Non-income producing security.

Ә	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. This security had a market value of $2,209, or 0.65% of the fund’s net assets

▲	Rate shown reflects the yield at 06/30/2011.

#	Aggregate cost for federal income tax purposes is $390,060. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $37,827 and $6,953, respectively. Net unrealized appreciation for tax purposes is $30,874.
DEFINITION:
ADR            American Depositary Receipt
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	06/30/2011
Common Stocks	$284,711	$49,914	$—	$334,625
Repurchase Agreement	—	3,115	—	3,115
Securities Lending Collateral	83,194	—	—	83,194
Total	$367,905	$53,029	$—	$420,934

Э	See the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Morgan Stanley Growth Opportunities VP
(formerly, Transamerica Growth Opportunities VP)
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2011
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $386,945) (including securities loaned of $81,341)	$417,819
Repurchase agreement, at value (cost: $3,115)	3,115
Receivables:
Investment securities sold	9,945
Shares sold	153
Securities lending income (net)	78
Dividends	168
Prepaid expenses	3

431,281

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	7,993
Shares redeemed	728
Management and advisory fees	215
Distribution and service fees	12
Trustees fees	1
Administration fees	6
Printing and shareholder reports fees	11
Audit and tax fees	8
Other	7
Collateral for securities on loan	83,194

92,175

Net assets	$339,106

Net assets consist of:
Capital stock ($.01 par value)	$214
Additional paid-in capital	247,546
Undistributed (accumulated) net investment income (loss)	1,059
Undistributed (accumulated) net realized gain (loss) from investment securities and foreign currency transactions	59,460
Net unrealized appreciation (depreciation) on:
Investment securities	30,874
Translation of assets and liabilities denominated in foreign currencies	(47)

Net assets	$339,106

Net assets by class:
Initial Class	$279,194
Service Class	59,912
Shares outstanding:
Initial Class	17,605
Service Class	3,838
Net asset value and offering price per share:
Initial Class	$15.86
Service Class	15.61
STATEMENT OF OPERATIONS
For the period ended June 30, 2011
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income (including withholding taxes on foreign dividends of $68)	$1,066
Interest income	1
Securities lending income (net)	339

1,406

Expenses:
Management and advisory	1,305
Distribution and service:
Service Class	71
Printing and shareholder reports	46
Custody	17
Administration	33
Legal	7
Audit and tax	7
Trustees	4
Transfer agent	1
Other	7

Total expenses	1,498

Net investment loss	(92)

Net realized gain (loss) on transactions from:
Investment securities	76,240
Foreign currency transactions	(250)

75,990

Net decrease in unrealized appreciation (depreciation) on:
Investment securities	(42,451)
Translation of assets and liabilities denominated in foreign currencies	(47)

Change in unrealized appreciation (depreciation)	(42,498)

Net realized and unrealized gain	33,492

Net increase in net assets resulting from operations	$33,400

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2011

Transamerica Morgan Stanley Growth Opportunities VP
(formerly, Transamerica Growth Opportunities VP)
STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(all amounts in thousands)

	June 30, 2011	December 31,
	(unaudited)	2010
From operations:
Net investment income (loss)	$(92)	$1,152
Net realized gain (loss) from investment securities and foreign currency transactions	75,990	40,254
Change in net unrealized appreciation (depreciation) on investment securities and foreign currency translation	(42,498)	30,076

Net increase in net assets resulting from operations	33,400	71,482

Distributions to shareholders:
From net investment income:
Initial Class	—	(78)

Capital share transactions:
Proceeds from shares sold:
Initial Class	16,526	24,862
Service Class	12,370	43,320

	28,896	68,182

Dividends and distributions reinvested:
Initial Class	—	78
Cost of shares redeemed:
Initial Class	(22,850)	(123,111)
Service Class	(8,862)	(7,786)

	(31,712)	(130,897)

Net decrease in net assets from capital shares transactions	(2,816)	(62,637)

Net increase in net assets	30,584	8,767

Net assets:
Beginning of period/year	308,522	$299,755

End of period/year	$339,106	$308,522

Undistributed net investment income	$1,059	1,151

Share activity:
Shares issued:
Initial Class	1,096	2,052
Service Class	828	3,243

	1,924	5,295

Shares issued-reinvested from distributions:
Initial Class	—	7

Shares redeemed:
Initial Class	(1,495)	(11,382)
Service Class	(590)	(710)

	(2,085)	(12,092)

Net increase (decrease) in shares outstanding:
Initial Class	(399)	(9,323)
Service Class	238	2,533

	(161)	(6,790)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2011

Transamerica Morgan Stanley Growth Opportunities VP
(formerly, Transamerica Growth Opportunities VP)
FINANCIAL HIGHLIGHTS
(unaudited for the period ended June 30, 2011)
For a share outstanding throughout each period

Period ended	Initial Class
June 30, 2011	Year Ended December 31,
(unaudited)	2010	2009	2008	2007	2006
Net asset value
Beginning of period/year	$14.32	$10.56	$7.74	$18.18	$16.00	$15.69
Investment operations
Net investment income (loss)(A)	—	(B)	0.05	—	(B)	0.03	(0.01)	0.01
Net realized and unrealized gain (loss)	1.54	3.71	2.85	(6.12)	3.58	0.76

Total operations	1.54	3.76	2.85	(6.09)	3.57	0.77

Distributions
From net investment income	—	—	(B)	(0.03)	—	(0.01)	(0.04)
From net realized gains	—	—	—	(4.35)	(1.38)	(0.42)

Total distributions	—	—	(B)	(0.03)	(4.35)	(1.39)	(0.46)

Net asset value
End of period/year	$15.86	$14.32	$10.56	$7.74	$18.18	$16.00

Total return(C)	10.75	%(D)	35.66%	36.86%	(40.90%)	23.09%	5.10%
Net assets end of period/year (000’s)	$279,194	$257,724	$288,629	$180,962	$485,162	$478,963
Ratio and supplemental data
Expenses to average net assets	0.86	%(E)	0.87%	0.88%	0.85%	0.83%	0.84%
Net investment income (loss), to average net assets	(0.02	%)(E)	0.45%	0.04%	0.25%	(0.08%)	0.05%
Portfolio turnover rate	95	%(D)	57%	60%	47%	73%	68%
For a share outstanding throughout each period

	Period ended		Service Class
	June 30, 2011		Year Ended December 31,
	(unaudited)		2010	2009	2008		2007	2006
Net asset value
Beginning of period/year	$14.11		$10.43	$7.64	$18.00		$15.88	$15.59
Investment operations
Net investment income (loss)(A)	(0.02)		0.03	(0.02)	-	(B)	(0.06)	(0.03)
Net realized and unrealized gain (loss)	1.52		3.65	2.81	(6.05)		3.56	0.75

Total operations	1.50		3.68	2.79	(6.05)		3.50	0.72

Distributions
From net investment income	—		—	—	—		—	(0.01)
From net realized gains	—		—	—	(4.31)		(1.38)	(0.42)

Total distributions	—		—	—	(4.31)		(1.38)	(0.43)

Net asset value
End of period/year	$15.61		$14.11	$10.43	$7.64		$18.00	$15.88

Total return(C)	10.63	%(D)	35.28%	36.52%	(41.06%)		22.74%	4.90%
Net assets end of period/year (000’s)	$59,912		$50,798	$11,126	$7,425		$20,062	$16,847
Ratio and supplemental data
Expenses to average net assets	1.11	%(E)	1.12%	1.13%	1.10%		1.08%	1.09%
Net investment income (loss), to average net assets	(0.23	%)(E)	0.22%	(0.20%)	-	%(F)	(0.33%)	(0.20%)
Portfolio turnover rate	95	%(D)	57%	60%	47%		73%	68%

(A)	Calculated based on average number of shares outstanding.

(B)	Rounds to less than $0.01 or $(0.01).

(C)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(D)	Not annualized.

(E)	Annualized.

(F)	Rounds to less than 0.01% or (0.01)%.
Note: Prior to January 1, 2010, all of the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust		Semi-Annual Report 2011

Transamerica Morgan Stanley Growth Opportunities VP
(formerly, Transamerica Growth Opportunities VP)
NOTES TO FINANCIAL STATEMENTS
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group a nnuity products. Effective March 22, 2011, Transamerica Growth Opportunities VP changed its name to Transamerica Morgan Stanley Growth Opportunities VP. Transamerica Morgan Stanley Growth Opportunities VP (the “Fund”) is part of TST.
The Fund currently offers two classes of shares; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund, including investment objectives and strategies.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund bears the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Fund securities exposes the Fund to risks such as the following: (i) the borrower may fail to return the loaned securities; (ii) the borrower may not be able to provide additional collateral; (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Fund attempts to increase its net investment income through the receipt of interest (after rebates and fees).
Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2011 are shown in the Schedule of Investments and Statement of Assets and Liabilities.
Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.
Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.
Commissions recaptured during the period ended June 30, 2011 of less than $1, are included in net realized gain (loss) in the Statement of Operations.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities are translated at the exchange rates in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Transamerica Series Trust		Semi-Annual Report 2011

Transamerica Morgan Stanley Growth Opportunities VP
(formerly, Transamerica Growth Opportunities VP)
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. (continued)
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.
Foreign taxes: The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests.
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities (common and preferred stock): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Foreign securities, in which their primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

Transamerica Series Trust		Semi-Annual Report 2011

Transamerica Morgan Stanley Growth Opportunities VP
(formerly, Transamerica Growth Opportunities VP)
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 2. (continued)
Securities lending collateral: Securities lending collateral is a money market fund which is valued at the net assets of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Fund’s Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When a Fund must use fair valuation methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.
The hierarchy classification of inputs used to value the Fund’s investments, at June 30, 2011, are disclosed in the Valuation Summary of the Fund’s Schedule of Investments. Transfers between Levels are considered to have occurred at the end of the reporting period.
There were no significant transfers between Level 1 and Level 2 during the period ended June 30, 2011.
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.
TAM, the Fund’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
Prior to March 22, 2011, Transamerica Investment Management, LLC, an affiliate of the Fund, served as sub-adviser to the Fund. On March 22, 2011, the Fund changed its sub-adviser to Morgan Stanley Investment Management Inc.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, TFS and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TFS, and TCI. None of the non-independent trustees receive compensation for services as trustees of the Fund or the entities that invest in the Fund.
The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at June 30, 2011:

	Market Value	% of Net Assets
Transamerica Asset Allocation — Moderate Growth VP	$45,840	13.52%
Transamerica Asset Allocation — Moderate VP	25,460	7.51
Transamerica Asset Allocation — Growth VP	20,510	6.05
Transamerica Asset Allocation — Conservative VP	3,399	1.00

Total	$95,209	28.08%

Transamerica Series Trust		Semi-Annual Report 2011

Transamerica Morgan Stanley Growth Opportunities VP
(formerly, Transamerica Growth Opportunities VP)
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
Investment advisory fees: The Fund pays management fees to TAM based on average daily net assets at the following breakpoints:

First $250 million	0.80%
Over $250 million up to $500 million	0.75%
Over $500 million	0.70%
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees and certain extraordinary expenses, exceed the following stated annual limit:
1.15% Expense Limit
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived fees.
During the period ended June 30, 2011, there were no amounts reimbursed/waived or recaptured by the adviser. There are no amounts available for recapture by the adviser as of June 30, 2011.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2012. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.
Brokerage commissions: Brokerage commissions incurred on security transactions placed with affiliates of the adviser or sub-adviser for the period ended June 30, 2011 was less than $1.

Transamerica Series Trust		Semi-Annual Report 2011

Transamerica Morgan Stanley Growth Opportunities VP
(formerly, Transamerica Growth Opportunities VP)
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2011 were as follows:

Purchases of securities:
Long-term	$339,784
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	303,565
U.S. Government	—
NOTE 5. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax provisions taken for all open tax years (2008 — 2010), or expected to be taken in the Fund’s 2011 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, structured notes, foreign bonds, swaps, net operating losses, distribution reclasses for REITs, passive foreign investment companies, foreign currency transactions, capital loss carryforwards, and post-October loss deferrals.
NOTE 6. SUBSEQUENT EVENT
Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust		Semi-Annual Report 2011

Transamerica Morgan Stanley Growth Opportunities VP
(formerly, Transamerica Growth Opportunities VP)
APPROVAL OF NEW INVESTMENT SUB-ADVISORY AGREEMENT
(unaudited)
At a special meeting of the Board Members of Transamerica Series Trust (the “Board”) held on January 19, 2011, the Board, including the Independent Board Members, approved the termination of Transamerica Investment Management, LLC (“TIM”) as sub -adviser to Transamerica Growth Opportunities VP (the “Portfolio”), and approved a new investment sub-advisory agreement for the Portfolio between Transamerica Asset Management, Inc. (“TAM” or the “Manager”) and Morgan Stanley Investment Management Inc. (“MSIM” or the “Sub-Adviser”) the Portfolio’s proposed new Sub-Adviser.
The Board considered the termination of TIM as sub-adviser for the Portfolio and the appointment of MSIM as replacement sub-adviser. The Board authorized TAM to terminate the sub-advisory agreement with TIM. The Board also approved the sub-advisory agreement with MSIM, with respect to the Portfolio, for an initial two-year period (the “New Sub-Advisory Agreement”).
To assist the Board Members in their consideration of the New Sub-Advisory Agreement, the Board Members received in advance of their meeting certain materials and information. In addition, the Independent Board Members consulted with their independent legal counsel, discussing, among other things, the legal standards and certain other considerations relevant to the Board Members’ deliberations.
Among other matters, the Board Members considered:
(a) that TAM advised the Board Members that the appointment of the Sub-Adviser is not expected to result in any diminution in the nature, quality and extent of services provided to the Portfolio and its shareholders, including compliance services;
(b) that the Sub-Adviser is an experienced and respected asset management firm, and that TAM believes that the Sub-Adviser has the capabilities, resources and personnel necessary to provide advisory services to the Portfolio based on an assessment of the services the Sub-Adviser provides to other funds within the Transamerica fund complex;
(c) that in June 2010 the Board performed a full annual review of the sub-advisory agreements with the Sub-Adviser with respect to Transamerica funds not discussed herein, and determined that the Sub-Adviser has the capabilities, resources and personnel necessary to provide the sub-advisory services to the Portfolio;
(d) the proposed responsibilities of the Sub-Adviser for the Portfolio and the services expected to be provided by it;
(e) that advisory fee rates paid by the Portfolio to TAM would not increase; and
(f) that the sub-advisory fee payable to the Sub-Adviser would be paid by TAM and not the Portfolio, and that the sub-advisory fee payable by TAM to the Sub-Adviser are consistent with TAM’s fiduciary duty under applicable law.
In their deliberations, the Board Members did not identify any particular information that was all-important or controlling, and each Board Member may have attributed different weights to the various factors. The Board Members evaluated all information available to them, and the Board Members, including a majority of the Independent Board Members, concluded that the New Sub-Advisory Agreement should be approved and that the fees payable thereunder are consistent with TAM’s fiduciary duty under applicable law. The Board Members, including a majority of the Independent Board Members, found that the changes in sub-adviser, to the Sub-Adviser was in the best interests of the Portfolio and its shareholders and did not involve a conflict of interest from which TAM derives an inappropriate advantage.
Nature, Quality and Extent of Services Provided. In evaluating the nature, quality and extent of the services to be provided by the Sub-Adviser under the New Sub-Advisory Agreement, the Board Members considered, among other things, information and assurances provided by TAM as to the operations, facilities, organization and personnel of the Sub-Adviser, the anticipated ability of the Sub-Adviser to perform its duties under the New Sub-Advisory Agreement, and any anticipated changes to the name, current investment program, and other practices of the Portfolio. The Board Members considered that TAM has advised the Board Members that the appointment of the Sub-Adviser is not expected to result in any diminution in the nature, quality and extent of services provided to the Portfolio and its shareholders, including compliance services. The Board Members considered that the Sub-Adviser is an experienced and respected asset management firm and that TAM believes that the Sub-Adviser has the capabilities, resources and personnel necessary to provide advisory services to the Portfolio based on the assessment of the services that the Sub-Adviser provides to other funds within the Transamerica fund complex. The Board also noted that TAM recommended to the Board that the Sub-Adviser be appointed based on TAM’s desire to engage a sub-adviser with a proven performance record for the particular investment strategy that is contemplated for the Portfolio.
Based on their review of the materials provided and the assurances they had received from TAM, the Board Members determined that the Sub-Adviser can provide sub-advisory services that are appropriate in scope and extent in light of the proposed investment program for the Portfolio and that the Sub-Adviser’s appointment is not expected to adversely affect the nature, quality and extent of services provided to the Portfolio.

Transamerica Series Trust		Semi-Annual Report 2011

Transamerica Morgan Stanley Growth Opportunities VP
(formerly, Transamerica Growth Opportunities VP)
APPROVAL OF NEW INVESTMENT SUB-ADVISORY AGREEMENT (continued)
(unaudited)
Fees and Costs of Services Provided. The Board Members considered the sub-advisory fee rate under the New Sub-Advisory Agreement as well as the overall management fee structure of the Portfolio. The Board Members noted that the Portfolio does not directly pay the sub-advisory fee. The Board Members took into consideration that they reviewed TAM’s anticipated profitability with respect to the Portfolio to the extent that the New Sub-Advisory Agreement was approved and noted that advisory fee rates would remain unchanged. The Board Members determined that the sub-advisory fees proposed to be paid by TAM to the Sub-Adviser are consistent with TAM’s fiduciary duty under applicable law.
Economies of Scale. The Board Members noted that TAM believes that the appointment of the Sub-Adviser has the potential to attract additional assets. The Board Members also noted that the advisory fee schedule, which contains breakpoints, would remain unchanged and determined that the breakpoints permit certain economies of scale for the benefit of shareholders as the Portfolio grows. The Board Members concluded that they would have the opportunity to periodically reexamine whether economies of scale had been achieved, and the appropriateness of management fees payable to TAM and fees payable by TAM to the Sub-Adviser, in the future.
Fall-Out Benefits. The Board Members took into consideration the character of other incidental benefits that may be received by the Sub-Adviser, including the potential use of portfolio brokerage transactions to pay for research services, and noted that TAM believes that such benefits are expected to be consistent with industry practice. The Board Members also considered the potential for increased visibility in the marketplace as a result of the Sub-Adviser’s relationship with the Portfolio.
Investment Performance. The Board Members noted the Sub-Adviser’s investment management experience, capabilities and resources. The Board Members also noted that TAM believes the appointment of the Sub-Adviser could benefit shareholders by offering them the potential for superior performance, but were unable to predict what effect execution of the New Sub-Advisory Agreement would actually have on the future performance of the Portfolio. Based on this information, the Board determined that the Sub-Adviser is capable of generating a level of investment performance that is appropriate in light of the Portfolio’s intended investment objectives, policies and strategies.
Other Considerations. The Board Members also considered that the proposed Sub-Adviser change is one of a number of recommendations by Management following a strategic review of AEGON’s asset management business. Further, the Board Members noted that TAM believes that the proposed changes are in the best interest of shareholders to protect shareholder value based on the unsettled state of TIM over the past year.

Transamerica Series Trust		Semi-Annual Report 2011

Transamerica Morgan Stanley Growth Opportunities VP
(formerly, Transamerica Growth Opportunities VP)
INVESTMENT ADVISORY AGREEMENT — CONTRACT RENEWAL
(unaudited)
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 8-9, 2011, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Morgan Stanley Growth Opportunities VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), to determine whether the agreement should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the compensation to be received by TAM under the agreement is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement through June 30, 2012. In reaching their decision, the Trustees requested and received from TAM such information as they deemed reasonably necessary to evaluate the agreement. The Trustees also considered information they had previously received from TAM as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decision on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decision:
The nature, extent and quality of the advisory services provided. The Board considered the nature, extent and quality of the services provided by TAM to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the investment approach for the Portfolio. The Trustees considered the services provided by TAM for the portion of the management fee it retains after payment of the fee to the Portfolio’s sub-adviser, including oversight of the performance of administrative, recordkeeping, shareholder relations, regulatory reporting and other functions of the Portfolio as well as “manager of managers” services TAM provides in the form of selection and oversight of the sub-adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and TAM’s management oversight process. The Trustees determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2010. The Board noted that the performance of the Initial Class of the Portfolio was above the median for its peer universe for the past 1-, 3- and 5-year periods. The Board noted that it had approved changes to the Portfolio’s name and strategies together with replacement of the Portfolio’s sub-adviser during the past year and that the performance reflected management by the previous sub-adviser in accordance with the prior strategies. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM, the Board concluded that TAM is capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information about TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board reviewed the management fee for the Portfolio, including the amount of the management fee retained by TAM following payment of the sub-advisory fee to the Portfolio’s sub-adviser. The Trustees noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were in line with the median for its peer group and below the median for its peer universe. The Trustees noted the profitability of the relationship between the Portfolio and TAM and its affiliates and determined that the management fee to be received by TAM under the agreement is consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. In evaluating the extent to which the management fee payable under the Investment Advisory Agreement reflects economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM offers breakpoints which benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM, in the future.

Transamerica Series Trust		Semi-Annual Report 2011

Transamerica Morgan Stanley Growth Opportunities VP
(formerly, Transamerica Growth Opportunities VP)
INVESTMENT ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)
(unaudited)
Benefits to TAM and its affiliates from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM and its affiliates from their relationships with the Portfolio are expected to be consistent with industry practice. The Trustees also noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio.
Other considerations. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Portfolio’s sub-adviser. The Trustees also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the compensation to be received by TAM is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement.

Transamerica Series Trust		Semi-Annual Report 2011

Transamerica Morgan Stanley Mid-Cap Growth VP
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at January 1, 2011 and held for the entire period until June 30, 2011.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (B)
	Beginning Account	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized
Fund Name	Value	Value	During Period (A)	Value	During Period (A)	Expense Ratio

Transamerica Morgan Stanley Mid-Cap Growth VP
Initial Class	$1,000.00	$1,119.60	$4.62	$1,020.43	$4.41	0.88%
Service Class	1,000.00	1,118.30	5.94	1,019.19	5.66	1.13

(A)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(B)	5% return per year before expenses.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2011
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

% of Net
Asset Type	Assets

Common Stocks	96.3%
Securities Lending Collateral	14 .7
Convertible Preferred Stock	1.4
Preferred Stocks	1 .1
Repurchase Agreement	0 .7
Other Assets and Liabilities — Net	(14.2)

Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Morgan Stanley Mid-Cap Growth VP
SCHEDULE OF INVESTMENTS
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

CONVERTIBLE PREFERRED STOCK - 1.4%
Internet & Catalog Retail - 1.4%
Groupon, Inc. ‡ Ә § ∆	134,718	$8,622
Total Convertible Preferred Stock (cost $4,256)
PREFERRED STOCKS - 1.1%
Internet Software & Services - 0.7%
Zynga Series C Ә § ∆	295,582	4,147
Pharmaceuticals - 0.4%
Ironwood Pharmaceuticals, Inc.	198,702	3,123

Total Preferred Stocks (cost $6,531)		7,270

COMMON STOCKS - 96.3%
Air Freight & Logistics - 3.3%
CH Robinson Worldwide, Inc. ^	101,844	8,029
Expeditors International of Washington, Inc.	254,970	13,052
Automobiles - 0.4%
Better Place J Ә § ∆	860,386	2,581
Capital Markets - 0.9%
Greenhill & Co., Inc. ^	101,244	5,449
Chemicals - 4.4%
Intrepid Potash, Inc. ‡^	287,723	9,351
Nalco Holding Co.	272,492	7,578
Rockwood Holdings, Inc. ‡	194,015	10,727
Commercial Services & Supplies - 6.1%
Covanta Holding Corp. ^	430,297	7,096
Edenred	747,644	22,812
Stericycle, Inc. ‡^	99,873	8,901
Communications Equipment - 3.6%
Motorola Solutions, Inc. ‡	495,394	22,808
Construction Materials - 1.1%
Martin Marietta Materials, Inc. ^	83,802	6,702
Diversified Consumer Services - 1.0%
New Oriental Education & Technology Group ADR J	57,162	6,386
Diversified Financial Services - 5.9%
IntercontinentalExchange, Inc. ‡	63,100	7,869
Leucadia National Corp.	292,798	9,984
Moody’s Corp. ^	86,551	3,319
MSCI, Inc. — Class A ‡	439,266	16,552
Electrical Equipment - 0.8%
First Solar, Inc. ‡ ^	36,291	4,800
Food Products - 2.3%
Mead Johnson Nutrition Co. — Class A	215,350	14,546
Health Care Equipment & Supplies - 5.6%
Gen-Probe, Inc. J ^	163,312	11,293
Idexx Laboratories, Inc. ‡^	98,630	7,650
Intuitive Surgical, Inc. ‡	45,332	16,868
Hotels, Restaurants & Leisure - 5.3%
Chipotle Mexican Grill, Inc. — Class A ‡^	36,220	11,163
Ctrip.com International, Ltd. ADR ‡	315,969	13,612
Wynn Resorts, Ltd.	67,275	9,657
Internet & Catalog Retail - 3.3%
NetFlix, Inc. ‡^	79,203	20,806
Internet Software & Services - 7.4%
Akamai Technologies, Inc. ‡	292,871	9,217
Alibaba.com, Ltd.	2,969,300	4,750
LinkedIn Corp. — Class A ‡^	83,782	7,548
Renren, Inc. ADR ‡^	356,659	3,156
Yandex NV — Class A ‡	457,532	16,247
Youku.com, Inc. ADR ‡^	186,722	6,414
IT Services - 1.5%
Gartner, Inc. ‡	242,626	9,775
Life Sciences Tools & Services - 4.5%
Illumina, Inc. ‡^	254,189	19,102
Techne Corp.	111,497	9,296
Machinery - 1.6%
Schindler Holding AG	86,088	10,470
Media - 1.8%
Naspers, Ltd. — Class N	197,023	11,127
Metals & Mining - 2.8%
Lynas Corp., Ltd. ‡ Ә ^	2,192,943	4,234
Molycorp, Inc. ‡^	227,065	13,864
Multiline Retail - 1.7%
Dollar Tree, Inc. ‡	157,962	10,523
Oil, Gas & Consumable Fuels - 3.7%
Range Resources Corp. ^	193,151	10,720
Ultra Petroleum Corp. ‡ ^	280,970	12,868
Personal Products - 1.0%
Natura Cosmeticos SA	256,647	6,414
Pharmaceuticals - 1.8%
Ironwood Pharmaceuticals, Inc. — Class A ‡ ^	121,390	1,908
Valeant Pharmaceuticals International, Inc.	188,871	9,814
Professional Services - 6.7%
IHS, Inc. — Class A ‡	109,906	9,168
Intertek Group PLC	372,924	11,820
Qualicorp SA ‡	853,867	8,152
Verisk Analytics, Inc. — Class A ‡	385,774	13,356
Semiconductors & Semiconductor Equipment - 1.9%
ARM Holdings PLC ADR A	348,758	9,915
NVIDIA Corp. ‡	123,473	1,968
Software - 11.1%
Autodesk, Inc. ‡	191,270	7,383
Citrix Systems, Inc. ‡	72,540	5,803
FactSet Research Systems, Inc. ^	94,895	9,710
Red Hat, Inc. ‡	282,755	12,978
Rovi Corp. ‡^	104,381	5,987
Salesforce.com, Inc. ‡	93,382	13,912
Solera Holdings, Inc.	255,442	15,113
Textiles, Apparel & Luxury Goods - 1.7%
Lululemon Athletica, Inc. ‡^	97,683	10,923
Trading Companies & Distributors - 2.1%
Fastenal Co.	363,474	13,081
Wireless Telecommunication Services - 1.0%
Millicom International Cellular SA	61,000	6,391

Total Common Stocks (cost $469,288)		612,698

SECURITIES LENDING COLLATERAL - 14.7%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.22% ▲	93,130,132	93,130
Total Securities Lending Collateral (cost $93,130)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Morgan Stanley Mid-Cap Growth VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value

REPURCHASE AGREEMENT — 0.7%
State Street Bank & Trust Co. 0.01% ▲, dated 06/30/2011, to be repurchased at $4,158 on 07/01/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, with a value of $4,242.	$4,158	$4,158
Total Repurchase Agreement (cost $4,158)

Total Investment Securities (cost $577,363)#		725,878
Other Assets and Liabilities - Net		(90,367)

Net Assets		$635,511

NOTES TO SCHEDULE OF INVESTMENTS:

Ә	Securities fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. These securities had an aggregate market value of $19,584, or 3.08%, of the fund’s net assets.

^	All or a portion of this security is on loan. The value of all securities on loan is $90,891.

‡	Non-income producing security.

§	Illiquid. These securities aggregated $15,350, or 2.42%, of the fund’s net assets.

▲	Rate shown reflects the yield at 06/30/2011.

∆	Restricted Security. At 06/30/2011, the fund owned the respective securities (representing 2.42% of the fund’s net assets) which were restricted as to public resale:

	Date of		Cost		Fair	Fair Value
Description	Acquisition	Shares	Per Share*	Cost	Value	Per Share*

Groupon, Inc.	12/17/10	134,718	$31.59	$4,256	$8,622	$64.00
Zynga Series C	02/18/11	295,582	14.03	4,147	4,147	14.03
Better Place	01/25/10	860,386	3.00	2,581	2,581	3.00

*	Price not in thousands.

#	Aggregate cost for federal income tax purposes is $577,363. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $169,762 and $21,247, respectively. Net unrealized appreciation for tax purposes is $148,515.
DEFINITION:

ADR	American Depositary Receipt

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Morgan Stanley Mid-Cap Growth VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	06/30/2011
Common Stocks	$517,101	$93,016	$2,581	$612,698
Convertible Preferred Stock	—	—	8,622	8,622
Preferred Stocks	3,123	—	4,147	7,270
Repurchase Agreement	—	4,158	—	4,158
Securities Lending Collateral	93,130	—	—	93,130
Total	$613,354	$97,174	$15,350	$725,878
Level 3 Rollforward — Investment Securities

										Net Change in
										Unrealized
										(Depreciation)
	Beginning			Accrued	Total	Net Change in Unrealized			Ending	on Investments
	Balance at			Discounts/	Realized	Appreciation/	Transfers	Transfers	Balance at	Held at
Securities	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)f	into Level 3 ¥	out of Level 3	06/30/2011	06/30/2011f
Common Stock	$2,581	$—	$—	$—	$—	$—	$—	$—	$2,581	$—
Convertible Preferred Stock	—	—	—	—	—	—	8,622	—	8,622	—
Preferred Stock	—	4,147	—	—	—	—	—	—	4,147	—
Total	$2,581	$4,147	$—	$—	$—	$—	$8,622	$—	$15,350	$—

Э	See the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques.

f	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 6/30/2011 may be due to an investment no longer held or categorized as Level 3 at period end.

¥	Transferred into Level 3 because of unavailability of observable inputs.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Morgan Stanley Mid-Cap Growth VP
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2011
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $573,205)	$721,720
(including securities loaned of $90,891)
Repurchase agreement, at value (cost: $4,158)	4,158
Receivables:
Investment securities sold	18,531
Shares sold	98
Securities lending income (net)	128
Dividends	195
Dividend reclaims	69
Prepaid expenses	5

744,904

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	15,314
Shares redeemed	301
Management and advisory fees	405
Distribution and service fees	8
Trustees fees	2
Administration fees	10
Printing and shareholder reports fees	171
Audit and tax fees	7
Other	45
Collateral for securities on loan	93,130

109,393

Net assets	$635,511

Net assets consist of:
Capital stock ($.01 par value)	$195
Additional paid-in capital	476,639
Undistributed (accumulated) net investment income (loss)	1,905
Undistributed (accumulated) net realized gain (loss) from investment securities and foreign Currency transactions	8,280
Net unrealized appreciation (depreciation) on:
Investment securities	148,515
Translation of assets and liabilities denominated in foreign currencies	(23)

Net assets	$635,511

Net assets by class:
Initial Class	$595,626
Service Class	39,885
Shares outstanding:
Initial Class	18,234
Service Class	1,241
Net asset value and offering price per share:
Initial Class	$32.67
Service Class	32.14
STATEMENT OF OPERATIONS
For the period ended June 30, 2011
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income (including withholding taxes on foreign dividends of $159)	$2,113
Interest income	1
Securities lending income (net)	759

2,873

Expenses:
Management and advisory	2,452
Distribution and service:
Service Class	42
Printing and shareholder reports	88
Custody	69
Administration	61
Legal	14
Audit and tax	7
Trustees	9
Transfer agent	2
Other	13

Total expenses	2,757

Net investment income	116

Net realized gain (loss) on transactions from:
Investment securities	41,017
Foreign currency transactions	(1)

41,016

Net increase in unrealized appreciation (depreciation) on:
Investment securities	27,113
Translation of assets and liabilities denominated in foreign currencies	(24)

Change in unrealized appreciation (depreciation)	27,089

Net realized and unrealized gain	68,105

Net increase in net assets resulting from operations	$68,221

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Morgan Stanley Mid-Cap Growth VP
STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(all amounts in thousands)

	June 30, 2011	December 31,
	(unaudited)	2010
From operations:
Net investment income	$116	$1,803
Net realized gain (loss) from investment securities and foreign currency transactions	41,016	33,543
Change in net unrealized appreciation (depreciation) on investment securities and foreign currency translation	27,089	111,572

Net increase in net assets resulting from operations	68,221	146,918

Distributions to shareholders:
From net investment income:
Initial Class	—	(564)

Service Class	—	(3)

Total distributions to shareholders	—	(567)

Capital share transactions:
Proceeds from shares sold:
Initial Class	24,364	38,703
Service Class	14,367	17,492

	38,731	56,195

Dividends and distributions reinvested:
Initial Class	—	564
Service Class	—	3

	—	567

Cost of shares redeemed:
Initial Class	(44,113)	(67,399)
Service Class	(5,025)	(6,259)

	(49,138)	(73,658)

Net decrease in net assets from capital shares transactions	(10,407)	(16,896)

Net increase in net assets	57,814	129,455

Net assets:
Beginning of period/year	577,697	448,242

End of period/year	$635,511	$577,697

Undistributed net investment income	$1,905	$1,789

Share activity:
Shares issued:
Initial Class	788	1,581
Service Class	465	711

	1,253	2,292

Shares issued-reinvested from distributions:
Initial Class	—	24
Service Class	—	(A )

	—	24

Shares redeemed:
Initial Class	(1,408)	(2,804)
Service Class	(166)	(268)

	(1,574)	(3,072)

Net increase (decrease) in shares outstanding:
Initial Class	(620)	(1,199)
Service Class	299	443

	(321)	(756)

(A)	Rounds to less than 1 share.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Morgan Stanley Mid-Cap Growth VP
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period	Period ended	Initial Class
June 30, 2011	Year Ended December 31,
(unaudited)	2010	2009	2008	2007	2006
Net asset value
Beginning of period/year	$29.20	$21.82	$13.59	$25.83	$21.08	$19.18
Investment operations
Net investment income(A)	0.01	0.09	0.03	-	(B)	0.11	0.05
Net realized and unrealized gain (loss)	3.46	7.32	8.20	(11.80)	4.64	1.85
Total operations	3.47	7.41	8.23	(11.80)	4.75	1.90

Distributions
From net investment income	—	(0.03)	—	(0.44)	—	—

Total distributions	—	(0.03)	—	(0.44)	—	—

Net asset value
End of period/year	$32.67	$29.20	$21.82	$13.59	$25.83	$21.08

Total return(C)	11.96	%(D)	33.90%	60.56%	(46.29%)	22.53%	9.91%
Net assets end of period/year (000’s)	$595,626	$550,593	$437,513	$294,219	$648,069	$593,375
Ratio and supplemental data	0.88	%(E)
Expenses to average net assets	0.90%	0.93%	0.87%	0.89%	0.89%
Net investment income, to average net assets	0.05	%(E)	0.37%	0.16%	0.03%	0.47%	0.24%
Portfolio turnover rate	18	%(D)	43%	35%	39%	76%	65%

For a share outstanding throughout each period	Period ended		Initial Class
	June 30, 2011		Year Ended December 31,
	(unaudited)		2010		2009	2008	2007	2006
Net asset value
Beginning of period/year	$28.77		$21.52		$13.44	$25.56	$20.91	$19.07
Investment operations								-	(B)
Net investment income (loss)(A)	(0.03)		0.04		(0.01)	(0.05)	0.05
Net realized and unrealized gain (loss)	3.40		7.21		8.09	(11.68)	4.60	1.84
Total operations	3.37		7.25		8.08	(11.73)	4.65	1.84

Distributions
From net investment income	—		-	(B)	—	(0.39)	—	—

Total distributions	—		-	(B)	—	(0.39)	—	—

Net asset value
End of period/year	$32.14		$28.77		$21.52	$13.44	$25.56	$20.91

Total return(C)	11.83	%(D)	33.58%		60.12%	(46.44%)	22.24%	9.59%
Net assets end of period/year (000’s)	$39,885		$27,104		$10,729	$4,363	$12,057	$6,634
Ratio and supplemental data
Expenses to average net assets	1.13	%(E)	1.15%		1.18%	1.12%	1.14%	1.14%
Net investment income (loss), to average net assets	(0.17	%)(E)	0.19%		(0.06%)	(0.22%)	0.21%	-	%(F)
Portfolio turnover rate	18	%(D)	43%		35%	39%	76%	65%

(A)	Calculated based on average number of shares outstanding.

(B)	Rounds to less than $0.01 or $(0.01).

(C)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(D)	Not annualized.

(E)	Annualized.

(F)	Rounds to less than 0.01% or (0.01)%. Note: Prior to January 1, 2011, all of the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Morgan Stanley Mid-Cap Growth VP
NOTES TO FINANCIAL STATEMENTS
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group a nnuity products. Transamerica Morgan Stanley Mid-Cap Growth VP (the “Fund”) is part of TST.
The Fund currently offers two classes of shares; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund, including investment objectives and strategies.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disc losures. The following is a summary of significant accounting policies followed by the Fund.
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund bears the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities are translated at the exchange rates in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.
Restricted and illiquid securities: Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.
The restricted and illiquid securities at June 30, 2011 are listed in the Schedule of Investments.
Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Fund securities exposes the Fund to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Fund attempts to increase its net investment income through the receipt of interest (after rebates and fees).
Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2011 are shown in the Schedule of Investments and Statement of Assets and Liabilities.
Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Morgan Stanley Mid-Cap Growth VP
NOTES TO FINANCIAL STATEMENTS (Continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. (continued)
Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.
Commissions recaptured during the period ended June 30, 2011 of $16, are included in net realized gain (loss) in the Statement of Operations.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.
Foreign taxes: The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities (common and preferred stock): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Morgan Stanley Mid-Cap Growth VP
NOTES TO FINANCIAL STATEMENTS (Continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 2. (continued)
Foreign securities, in which their primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.
Securities lending collateral: Securities lending collateral is a money market fund which is valued at the net assets of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.
Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Board of Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Fund’s Board of Trustees. For instances which daily market quotes are not readily available, securites may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When the Fund must use fair valuation methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.
The hierarchy classification of inputs used to value the Fund’s investments, at June 30, 2011 are disclosed in the Valuation Summary of the Fund’s Schedule of Investments. Transfers between Levels are considered to have occurred at the end of the reporting period.
For assets and liabilities for which significant unobservable inputs (Level 3) were used, there is a reconciliation of the beginning to the ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases, and sales, and transfers in/out of the Level 3 category during the period. The Level 3 reconciliation, if any, is disclosed in the Valuation Summary of the Fund’s Schedule of Investments.
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.
TAM, the Fund’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TFS, and TCI. None of the non-independent trustees receive compensation for services as trustees of the Fund or the entities that invest in the Fund.
The following schedule reflects the percentage of Fund’s assets owned by affiliated investment companies at June 30, 2011:

	Market	% of Net
	Assets	Value
Transamerica BlackRock Tactical Allocation VP	$24,947	3.93%

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Morgan Stanley Mid-Cap Growth VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
Investment advisory fees: The Fund pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $1 billion	0.80%
Over $1 billion	0.775%
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees and certain extraordinary expenses, exceed the following stated annual limit:
1.00% Expense Limit
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived fees.
During the period ended June 30, 2011, there were no amounts reimbursed/waived or recaptured by the adviser. There are no amounts available for recapture by the adviser as of June 30, 2011.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2012. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.
Brokerage commissions: Brokerage commissions incurred on security transactions placed with affiliates of the adviser or sub-adviser for the period ended June 30, 2011 were $1.
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2011 were as follows:

Purchases of securities:
Long-term	$108,945
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	110,560
U.S. Government	—

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Morgan Stanley Mid-Cap Growth VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 5. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax positions taken for all open tax years (2008 — 2010), or expected to be taken in the Fund’s 2011 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, distribution reclasses for REITs, passive foreign investment companies, foreign currency transactions, capital loss carryforwards, and post-October loss deferrals.
NOTE 6. SUBSEQUENT EVENT
Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Morgan Stanley Mid-Cap Growth VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 8-9, 2011, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Morgan Stanley Mid-Cap Growth VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and Morgan Stanley Investment Management Inc. (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2012. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser, as well as information about standard fees and performance of a composite of comparable accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the investment approach for the Portfolio. The Trustees considered the services provided by TAM for the portion of the management fee it retains after payment of the Sub-Adviser’s fee, including oversight of the performance of administrative, recordkeeping, shareholder relations, regulatory reporting and other functions of the Portfolio as well as “manager of managers” services TAM provides in the form of selection and oversight of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2010. The Board noted that the performance of the Initial Class of the Portfolio was above the median for its peer universe for the past 1-, 3- and 5- year periods and below the median for the past 10-year period. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.

Transamerica Series Trust	Semi-Annual Report 2011

13

Transamerica Morgan Stanley Mid-Cap Growth VP (Continued)
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)
(unaudited)
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information about TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio, including the amount of the management fee retained by TAM following payment of the sub-advisory fee. The Trustees noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the median for its peer group and below the median for its peer universe. The Trustees noted the profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice. The Trustees also noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.
Other considerations. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2011

14

Transamerica Multi-Managed Balanced VP
(formerly, Transamerica Balanced VP)
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at January 1, 2011 and held for the entire period until June 30, 2011.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (B)
	Beginning	Ending Account	Expenses Paid	Ending Account	Expense Paid	Annualized
Fund Name	Account Value	Value	During Period (A)	Value	During Period (A)	Expenses Ratio
Transamerica Multi-Managed Balanced VP
Initial Class	$1,000.00	$1,048.90	$4.17	$1,020.73	$4.11	0.82%
Service Class	1,000.00	1,046.90	5.43	1,019.49	5.36	1.07

(A)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(B)	5% return per year before expenses.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2011
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

	% of Net
Asset Type	Assets

Common Stocks	59.6%
U.S. Government Agency Obligations	18.5
Corporate Debt Securities	11.7
Mortgage-Backed Securities	6.1
Repurchase Agreement	3.6
Asset-Backed Securities	2.8
U.S. Government Obligations	2.8
Foreign Government Obligations	0.9
Preferred Corporate Debt Securities	0.3
Purchased Options	0.0	(A)
Other Assets and Liabilities — Net(B)	(6.3)

Total	100.0%

(A)	Amount rounds to less than 0.01%.

(B)	The Other Assets and Liabilities — Net category may include, but is not limited to, Forward Currency contracts, Futures Contracts, Swap Agreements, Written Options and Swaptions, and Securities Sold Short.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Multi-Managed Balanced VP
(formerly, Transamerica Balanced VP)
SCHEDULE OF INVESTMENTS
At June 30, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS - 2.8%
U.S. Treasury Bond
3.13%, 05/15/2021 γ	$3,770	$3,759
4.38%, 05/15/2040-05/15/2041 γ	3,625	3,620
4.75%, 02/15/2041	590	627
U.S. Treasury Inflation Indexed Bond
1.75%, 01/15/2028	1,224	1,280
2.50%, 01/15/2029	1,377	1,600
U.S. Treasury Note
0.63%, 06/30/2012 γ	135	136
0.75%, 06/15/2014	950	949
1.75%, 05/31/2016	20	20
2.38%, 05/31/2018	661	657

Total U.S. Government Obligations (cost $12,335)		12,648

U.S. GOVERNMENT AGENCY OBLIGATIONS - 18.5%
Fannie Mae
4.00%, 06/01/2026	200	209
4.36%, 10/09/2019	495	347
4.50%, 10/01/2040- 06/01/2041	21,964	22,790
5.00%, 05/01/2018- 06/01/2041	8,026	8,573
5.50%, 04/01/2037- 11/01/2038	1,446	1,569
6.00%, 08/01/2036- 12/01/2037	3,196	3,531
Fannie Mae, TBA
3.50%	1,800	1,734
4.00%	13,100	13,155
4.50%	2,400	2,488
5.00%	3,100	3,294
5.50%	6,800	7,353
6.00%	1,700	1,867
6.50%	2,200	2,491
Freddie Mac
3.97%, 01/25/2021 *	930	941
4.00%, 05/01/2026- 06/01/2026	7,659	8,019
5.00%, 04/01/2018- 06/01/2041	3,036	3,246
5.50%, 09/01/2018- 07/01/2037	1,279	1,387
6.00%, 12/01/2037	521	578

Total U.S. Government Agency Obligations (cost $83,333)		83,572

FOREIGN GOVERNMENT OBLIGATIONS - 0.9%
Hydro Quebec
8.05%, 07/07/2024	2,560	3,528
9.40%, 02/01/2021	195	279
Poland Government International Bond
5.13%, 04/21/2021	350	362

Total Foreign Government Obligations (cost $4,214)		4,169

MORTGAGE-BACKED SECURITIES - 6.1%
American General Mortgage Loan Trust
Series 2009-1, Class A6
5.75%, 09/25/2048 - 144A *	1,145	1,158
American Tower Trust
Series 2007-1A, Class AFX
5.42%, 04/15/2037 - 144A	485	522
Series 2007-1A, Class C
5.62%, 04/15/2037 - 144A	1,340	1,428
BCAP LLC Trust
Series 2009-RR3, Class 2A1
5.53%, 05/26/2037 - 144A *	244	247
Series 2009-RR6, Class 2A1
5.24%, 08/26/2035 - 144A *	442	418
Series 2009-RR10, Class 2A1
3.07%, 08/26/2035 - 144A *	634	631
Series 2009-RR13, Class 13A3
5.25%, 03/26/2037 - 144A *	377	380
Series 2009-RR14, Class 1A1
6.02%, 05/26/2037 - 144A *	749	769
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036 - 144A *	763	790
Series 2010-RR6, Class 1A5
5.00%, 08/26/2022 - 144A *	421	421
Bear Stearns Commercial Mortgage Securities
Series 2007-PW15, Class A4
5.33%, 02/11/2044	780	824
Commercial Mortgage Pass-Through Certificates
Series 2006-C7, Class AM
5.78%, 06/10/2046 *	590	607
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C5, Class A4
4.83%, 11/15/2037	470	504
Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class A3
5.47%, 09/15/2039	600	647
Series 2006-C5, Class AM
5.34%, 12/15/2039	410	394
Series 2007-C4, Class A3
5.99%, 09/15/2039 *	865	910
Series 2009-16R, Class 11A1
7.00%, 08/26/2036 - 144A	390	400
Series 2010-15R, Class 2A1
3.50%, 05/26/2036 - 144A *	516	488
Series 2010-18R, Class 3A1
4.00%, 03/26/2037 - 144A	604	614
Series 2010-RR1, Class 2A
5.70%, 09/15/2040 - 144A *	795	868
DBUBS Mortgage Trust
Series 2011-LC2A, Class A4
4.54%, 07/10/2044 - 144A	380	378
Extended Stay America Trust
Series 2010-ESHA, Class B
4.22%, 11/05/2027 - 144A	510	516
Series 2010-ESHA, Class D
5.50%, 11/05/2027 - 144A	800	799
GE Capital Commercial Mortgage Corp.
Series 2007-C1, Class A4
5.54%, 12/10/2049	780	833
Jefferies & Co., Inc.
Series 2009-R2, Class 2A
6.08%, 12/26/2037 - 144A *	416	410
Series 2009-R7, Class 1A1
5.48%, 02/26/2036 - 144A *	654	665
Series 2009-R7, Class 4A1
3.05%, 09/26/2034 - 144A *	680	666
Series 2009-R7, Class 10A3
6.00%, 12/26/2036 - 144A	319	317
Series 2009-R7, Class 12A1
5.20%, 08/26/2036 - 144A *	373	375

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Multi-Managed Balanced VP
(formerly, Transamerica Balanced VP)
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Jefferies & Co., Inc. (continued)
Series 2009-R9, Class 1A1
5.57%, 08/26/2046 - 144A *	$397	$397
Series 2010-R3, Class 1A1
2.82%, 03/21/2036 - 144A *	489	486
Series 2010-R6, Class 1A1
4.00%, 09/26/2037 - 144A	395	399
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2004-CB8, Class A1A
4.16%, 01/12/2039 - 144A	801	829
Series 2010-C1, Class B
5.95%, 06/15/2043 - 144A	420	448
JP Morgan Re-REMIC
Series 2009-7, Class 8A1
5.53%, 01/27/2047 - 144A *	395	401
Series 2010-4, Class 7A1
4.29%, 08/26/2035 - 144A *	619	612
LB-UBS Commercial Mortgage Trust
Series 2004-C8, Class C
4.93%, 12/15/2039 *	685	682
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-9, Class A4
5.70%, 09/12/2049	780	840
Morgan Stanley Capital I
Series 2007-HQ12, Class A2FL
0.44%, 04/12/2049 *	111	104
Series 2007-HQ12, Class A2FX
5.78%, 04/12/2049 *	213	219
Series 2007-IQ15, Class A4
5.88%, 06/11/2049 *	780	853
Series 2011-C1, Class B
5.42%, 09/15/2047 - 144A *	430	441
Morgan Stanley Re-REMIC Trust
Series 2011-IO, Class A
2.50%, 03/23/2051 - 144A ә	190	189
Wachovia Bank Commercial Mortgage Trust
Series 2007-C33, Class A4
5.90%, 02/15/2051 *	190	207
WaMu Mortgage Pass-Through Certificates
Series 2003-S9, Class A6
5.25%, 10/25/2033	1,245	1,250
Wells Fargo Mortgage Backed Securities Trust
Series 2003-G, Class A1
4.10%, 06/25/2033 *	474	482
Series 2003-L, Class 1A2
4.50%, 11/25/2033 *	419	419
Wells Fargo Mortgage Loan Trust
Series 2010-RR1, Class 2A1
0.41%, 08/27/2047 - 144A *	218	214

Total Mortgage-Backed Securities (cost $27,023)		27,451

ASSET-BACKED SECURITIES - 2.8%
AmeriCredit Automobile Receivables Trust
Series 2011-2, Class C
3.19%, 10/12/2016	450	462
Citibank Omni Master Trust
Series 2009-A13, Class A13
5.35%, 08/15/2018 - 144A	600	656
Series 2009-A17, Class A17
4.90%, 11/15/2018 - 144A	600	649
Dominos Pizza Master Issuer LLC
Series 2007-1, Class A2
5.26%, 04/25/2037 - 144A	800	810
Gazprom OAO Via GAZ Capital SA
8.13%, 07/31/2014 - 144A	925	1,052
Northwest Airlines Pass-Through Trust
Series 2002-1, Class G2
6.26%, 11/20/2021	1,264	1,264
Santander Drive Auto Receivables Trust
Series 2010-B, Class C
3.02%, 10/17/2016 - 144A	830	849
Series 2011-S1A, Class B
1.48%, 07/15/2013 - 144A	852	853
Series 2011-S2A, Class C
2.86%, 06/15/2017 - 144A	678	677
Santander Drive Auto Receivables Trust
Series 2011-1, Class C
3.11%, 05/16/2016	250	252
Series 2011-1, Class D
4.01%, 02/15/2017	635	631
SLM Student Loan Trust
Series 2004-A, Class A3
0.65%, 06/15/2033 *	520	454
Series 2004-B, Class A2
0.45%, 06/15/2021 *	362	353
Series 2005-B, Class A2
0.43%, 03/15/2023 *	544	526
Series 2008-5, Class A4
1.97%, 07/25/2023 *	690	721
TAL Advantage LLC
Series 2011-1A, Class A
4.60%, 01/20/2026 - 144A	1,193	1,229
UAL Pass-Through Trust
Series 2009-1
10.40%, 11/01/2016	1,100	1,246

Total Asset-Backed Securities (cost $12,456)		12,684

PREFERRED CORPORATE DEBT SECURITIES - 0.3%
Capital Markets - 0.0% ∞
Credit Suisse
5.86%, 05/15/2017 * Ž	196	187
Commercial Banks - 0.1%
ABN Amro North American Holding Preferred
Capital Repackage Trust I
6.52%, 11/08/2012 - 144A * Ž	260	241
Diversified Financial Services - 0.2%
JPMorgan Chase Capital XXV
Series γ
6.80%, 10/01/2037	810	801

Total Preferred Corporate Debt Securities (cost $1,259)		1,229

CORPORATE DEBT SECURITIES - 11.7%
Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc.
5.38%, 01/15/2020	355	391
9.75%, 11/17/2015 BRL	1,000	678

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Multi-Managed Balanced VP
(formerly, Transamerica Balanced VP)
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

Capital Markets - 0.7%
BP Capital Markets PLC
3.13%, 10/01/2015	$1,029	$1,056
Credit Suisse AG
5.40%, 01/14/2020	125	127
Goldman Sachs Group, Inc.
3.63%, 02/07/2016	1,569	1,586
Morgan Stanley
Series F
6.25%, 08/28/2017	400	433
Chemicals - 0.2%
CF Industries Holdings, Inc.
7.13%, 05/01/2020	450	524
Dow Chemical Co.
4.25%, 11/15/2020	215	210
Commercial Banks - 0.9%
Barclays Bank PLC
5.93%, 09/29/2049 - 144A * Ž	100	93
CIT Group, Inc.
6.63%, 04/01/2018 - 144A	225	235
7.00%, 05/01/2017	225	224
Discover Bank
7.00%, 04/15/2020	475	528
Eksportfinans ASA
2.00%, 09/15/2015	1,615	1,610
Fifth Third Capital Trust IV
6.50%, 04/15/2037 *	90	88
HSBC Bank Brasil SA — Banco Multiplo
4.00%, 05/11/2016 - 144A	690	697
HSBC Bank PLC
3.10%, 05/24/2016 - 144A	340	338
HSBC Holdings PLC
5.10%, 04/05/2021	290	297
Construction Materials - 0.0%
Lafarge SA
7.13%, 07/15/2036	80	79
Consumer Finance - 0.2%
Ally Financial, Inc.
8.00%, 11/01/2031	450	487
Credit Acceptance Corp.
9.13%, 02/01/2017	450	482
Containers & Packaging - 0.3%
Rexam PLC
6.75%, 06/01/2013 - 144A	1,255	1,364
Diversified Financial Services - 2.8%
AngloGold Ashanti Holdings PLC
5.38%, 04/15/2020	160	158
Bank of America Corp.
5.00%, 05/13/2021	210	207
5.63%, 07/01/2020	650	671
CDP Financial, Inc.
3.00%, 11/25/2014 - 144A	1,075	1,118
Citigroup, Inc.
3.95%, 06/15/2016	755	773
4.59%, 12/15/2015	2,300	2,419
5.00%, 09/15/2014	70	73
5.38%, 08/09/2020	100	104
6.00%, 08/15/2017	50	55
Ford Motor Credit Co., LLC
6.63%, 08/15/2017	450	478
General Electric Capital Corp.
5.50%, 01/08/2020	605	648
Irish Life & Permanent Group Holdings PLC
3.60%, 01/14/2013 - 144A	1,110	933
JPMorgan Chase & Co.
3.15%, 07/05/2016	550	553
JPMorgan Chase Bank NA
6.00%, 10/01/2017	1,135	1,261
Northern Rock Asset Management PLC
5.63%, 06/22/2017 - 144A	200	210
QHP Royalty Sub LLC
10.25%, 03/15/2015 - 144A	345	352
Reynolds Group Issuer, Inc.
7.13%, 04/15/2019 - 144A	450	447
Swiss Re Capital I LP
6.85%, 05/29/2049 - 144A * Ž	270	260
WCP Wireless Site Funding LLC
4.14%, 11/15/2015 - 144A	1,172	1,199
WEA Finance LLC
4.63%, 05/10/2021 - 144A	150	146
Woodside Finance, Ltd.
4.60%, 05/10/2021 - 144A	100	98
Diversified Telecommunication Services - 0.6%
Level 3 Financing, Inc.
8.75%, 02/15/2017	450	460
Qwest Communications International, Inc.
7.13%, 04/01/2018	24	26
8.00%, 10/01/2015	116	126
Qwest Corp.
6.50%, 06/01/2017	52	56
7.63%, 06/15/2015	96	108
8.38%, 05/01/2016	100	118
Sprint Capital Corp.
6.88%, 11/15/2028	450	426
Telefonica Emisiones SAU
4.95%, 01/15/2015	395	420
Verizon Communications, Inc.
6.40%, 02/15/2038	375	406
8.75%, 11/01/2018	360	469
Electric Utilities - 0.5%
Alabama Power Co.
3.95%, 06/01/2021	225	224
Cleveland Electric Illuminating Co.
8.88%, 11/15/2018	59	76
Duke Energy Carolinas LLC
3.90%, 06/15/2021	180	180
Energy Future Intermediate Holding Co., LLC
10.00%, 12/01/2020	450	480
Florida Power & Light Co.
5.95%, 02/01/2038	170	188
Georgia Power Co.
3.00%, 04/15/2016	395	404
Jersey Central Power & Light Co.
7.35%, 02/01/2019	120	146
Midamerican Energy Holdings Co.
5.95%, 05/15/2037	345	363
Southern California Edison Co.
3.88%, 06/01/2021	310	309

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Multi-Managed Balanced VP
(formerly, Transamerica Balanced VP)
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

Energy Equipment & Services - 0.2%
El Paso Pipeline Partners Operating Co., LLC
6.50%, 04/01/2020	$290	$325
Ensco PLC
4.70%, 03/15/2021	230	232
Enterprise Products Operating LLC
6.13%, 10/15/2039	275	280
Food & Staples Retailing - 0.1%
Wal-Mart Stores, Inc.
5.63%, 04/15/2041	260	268
Food Products - 0.1%
Kraft Foods, Inc.
5.38%, 02/10/2020	325	355
Health Care Equipment & Supplies - 0.0%
CareFusion Corp.
6.38%, 08/01/2019	145	164
Health Care Providers & Services - 0.3%
HCA, Inc.
7.25%, 09/15/2020	450	483
Tenet Healthcare Corp.
8.88%, 07/01/2019	450	496
WellPoint, Inc.
5.25%, 01/15/2016	170	190
Hotels, Restaurants & Leisure - 0.3%
Caesars Entertainment Operating Co., Inc.
11.25%, 06/01/2017	450	497
International Game Technology
7.50%, 06/15/2019	500	572
Yum! Brands, Inc.
5.30%, 09/15/2019	86	92
6.25%, 04/15/2016	131	150
Insurance - 0.4%
American International Group, Inc.
5.45%, 05/18/2017	185	193
Fairfax Financial Holdings, Ltd.
5.80%, 05/15/2021 - 144A	300	291
Lincoln National Corp.
7.00%, 06/15/2040	130	147
Prudential Financial, Inc.
4.75%, 09/17/2015	630	678
5.38%, 06/21/2020	470	495
XL Group PLC
6.50%, 12/29/2049 * Ž	190	174
Media - 1.0%
CBS Corp.
4.63%, 05/15/2018	80	82
8.88%, 05/15/2019	240	306
CCH II LLC
13.50%, 11/30/2016	450	530
Clear Channel Worldwide Holdings, Inc.
Series B, Class
9.25%, 12/15/2017	450	491
COX Communications, Inc.
8.38%, 03/01/2039 - 144A	390	510
DIRECTV Holdings LLC
3.13%, 02/15/2016	685	695
NbcUniversal Media LLC
4.38%, 04/01/2021 - 144A	35	35
5.15%, 04/30/2020 - 144A	960	1,013
News America, Inc.
6.15%, 02/15/2041 - 144A	305	302
Time Warner Cable, Inc.
5.88%, 11/15/2040	290	286
Time Warner, Inc.
6.10%, 07/15/2040	100	102
Metals & Mining - 0.3%
Barrick Gold Corp.
2.90%, 05/30/2016 - 144A	1,110	1,108
Barrick North America Finance LLC
4.40%, 05/30/2021 - 144A	10	10
Cliffs Natural Resources, Inc.
4.88%, 04/01/2021	345	346
Multiline Retail - 0.1%
Macy’s Retail Holdings, Inc.
5.90%, 12/01/2016	470	528
Multi-Utilities - 0.3%
Black Hills Corp.
5.88%, 07/15/2020	670	707
9.00%, 05/15/2014	616	714
Oil, Gas & Consumable Fuels - 1.1%
Anadarko Petroleum Corp.
5.95%, 09/15/2016	577	648
6.38%, 09/15/2017	437	501
Chesapeake Energy Corp.
6.63%, 08/15/2020	450	474
Consol Energy, Inc.
8.00%, 04/01/2017	450	491
Enterprise Products Operating LLC
5.20%, 09/01/2020	255	269
KeySpan Gas East Corp.
5.82%, 04/01/2041 - 144A	185	190
Kinder Morgan Energy Partners, LP
5.30%, 09/15/2020	521	548
6.55%, 09/15/2040	55	58
Marathon Petroleum Corp.
6.50%, 03/01/2041 - 144A	370	382
Nexen, Inc.
7.50%, 07/30/2039	425	475
Petroleum Co., of Trinidad & Tobago, Ltd.
9.75%, 08/14/2019 - 144A	471	569
Western Gas Partners, LP
5.38%, 06/01/2021	355	366
Williams Partners, LP
4.13%, 11/15/2020	175	168
Real Estate Investment Trusts - 0.0%
Ventas Realty, LP
4.75%, 06/01/2021	135	132
Real Estate Management & Development - 0.1%
Realogy Corp.
7.88%, 02/15/2019 - 144A	450	446
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC
5.75%, 05/01/2040	395	407
Software - 0.2%
First Data Corp.
12.63%, 01/15/2021 - 144A	900	963
Tobacco - 0.1%
Philip Morris International, Inc.
4.50%, 03/26/2020	475	494

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Multi-Managed Balanced VP
(formerly, Transamerica Balanced VP)
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value

Wireless Telecommunication Services - 0.6%
Crown Castle Towers LLC
6.11%, 01/15/2020 - 144A	$615	$671
SBA Tower Trust
5.10%, 04/15/2017 - 144A	1,270	1,324
Vodafone Group PLC
4.15%, 06/10/2014	575	617

Total Corporate Debt Securities (cost $52,723)		52,715

	Shares	Value

COMMON STOCKS - 59.6%
Aerospace & Defense - 1.7%
Honeywell International, Inc.	39,690	2,365
Huntington Ingalls Industries, Inc. ‡	683	24
L-3 Communications Holdings, Inc.	4,960	434
Raytheon Co.	7,600	379
United Technologies Corp.	49,890	4,415
Airlines - 0.1%
Southwest Airlines Co.	36,230	414
Auto Components - 0.5%
Johnson Controls, Inc.	52,900	2,204
Automobiles - 0.3%
General Motors Co. ‡	46,900	1,424
Beverages - 1.9%
Coca-Cola Co.	86,026	5,788
PepsiCo, Inc.	45,630	3,214
Biotechnology - 1.2%
Biogen Idec, Inc. ‡	21,020	2,247
Celgene Corp. ‡	38,180	2,304
Dendreon Corp. ‡	20,900	824
Capital Markets - 1.3%
Charles Schwab Corp.	22,250	366
E*Trade Financial Corp. ‡	4,200	58
Goldman Sachs Group, Inc.	9,200	1,224
Invesco, Ltd.	16,958	397
Janus Capital Group, Inc.	4,170	39
Morgan Stanley	22,610	520
Northern Trust Corp.	11,340	521
State Street Corp.	56,150	2,532
TD Ameritrade Holding Corp.	13,820	270
Chemicals - 1.5%
Air Products & Chemicals, Inc.	4,200	401
CF Industries Holdings, Inc.	4,070	577
Dow Chemical Co.	55,570	2,001
E.I. du Pont de Nemours & Co.	60,500	3,270
Georgia Gulf Corp. ‡	7,600	183
PPG Industries, Inc.	3,150	286
Commercial Banks - 2.0%
Huntington Bancshares, Inc.	55,300	363
Popular, Inc. ‡	55,350	153
SunTrust Banks, Inc.	11,970	309
U.S. Bancorp	91,730	2,340
Wells Fargo & Co.	190,770	5,352
Zions Bancorporation	14,660	352
Communications Equipment - 0.7%
Cisco Systems, Inc.	88,009	1,374
Harris Corp.	2,450	110
Juniper Networks, Inc. ‡	12,280	387
QUALCOMM, Inc.	26,490	1,504
Computers & Peripherals - 3.0%
Apple, Inc. ‡	28,540	9,579
EMC Corp. ‡	80,806	2,226
NetApp, Inc. ‡	15,603	824
SanDisk Corp. ‡	26,100	1,083
Construction & Engineering - 0.5%
Fluor Corp.	35,950	2,325
Consumer Finance - 0.5%
American Express Co.	28,622	1,480
Capital One Financial Corp.	15,330	792
Containers & Packaging - 0.2%
Ball Corp.	21,030	809
Diversified Consumer Services - 0.1%
ITT Educational Services, Inc. ‡	8,560	670
Diversified Financial Services - 2.0%
Bank of America Corp.	333,770	3,658
Citigroup, Inc.	104,601	4,355
IntercontinentalExchange, Inc. ‡	9,300	1,160
Diversified Telecommunication Services - 1.5%
AT&T, Inc.	47,480	1,491
Frontier Communications Corp.	22,180	179
Verizon Communications, Inc.	136,140	5,069
Electric Utilities - 1.0%
FirstEnergy Corp.	22,240	982
Nextera Energy, Inc.	34,650	1,991
Northeast Utilities	39,220	1,379
Electrical Equipment - 0.2%
Emerson Electric Co.	16,770	944
Thomas & Betts Corp. ‡	2,700	145
Electronic Equipment & Instruments - 0.6%
Amphenol Corp. — Class A	3,900	211
Avnet, Inc. ‡	8,590	274
Corning, Inc.	64,300	1,167
TE Connectivity, Ltd.	32,160	1,182
Energy Equipment & Services - 0.9%
Helmerich & Payne, Inc.	2,320	153
National Oilwell Varco, Inc.	13,080	1,023
Schlumberger, Ltd.	33,300	2,878
Food & Staples Retailing - 1.4%
CVS Caremark Corp.	29,930	1,125
Kroger Co.	42,390	1,051
Safeway, Inc.	30,080	703
Wal-Mart Stores, Inc.	68,000	3,614
Food Products - 0.7%
ConAgra Foods, Inc.	22,300	576
General Mills, Inc.	49,300	1,834
Kellogg Co.	9,560	529
Gas Utilities - 0.4%
AGL Resources, Inc.	20,060	817
ONEOK, Inc.	11,270	834
Health Care Equipment & Supplies - 1.2%
Baxter International, Inc.	19,510	1,165
Becton, Dickinson and Co.	11,700	1,008
Covidien PLC	42,200	2,246
St. Jude Medical, Inc.	22,000	1,049
Health Care Providers & Services - 1.6%
CIGNA Corp.	1,210	62
DaVita, Inc. ‡	23,390	2,026
Humana, Inc.	18,860	1,519

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Multi-Managed Balanced VP
(formerly, Transamerica Balanced VP)
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Health Care Providers & Services (continued)
McKesson Corp.	11,390	$953
UnitedHealth Group, Inc.	48,873	2,521
Hotels, Restaurants & Leisure - 0.8%
Carnival Corp.	37,400	1,407
McDonald’s Corp.	15,440	1,302
Royal Caribbean Cruises, Ltd. ‡	8,300	312
Yum! Brands, Inc.	7,290	403
Household Durables - 0.2%
Lennar Corp. — Class A	27,600	501
Whirlpool Corp.	3,230	263
Household Products - 1.9%
Colgate-Palmolive Co.	17,960	1,570
Kimberly-Clark Corp.	20,430	1,360
Procter & Gamble Co.	85,210	5,417
Independent Power Producers & Energy Traders -0.3%
AES Corp. ‡	19,970	254
Constellation Energy Group, Inc.	30,300	1,151
Industrial Conglomerates - 2.2%
3M Co.	29,250	2,774
General Electric Co.	214,707	4,049
Textron, Inc.	10,710	253
Tyco International, Ltd.	50,040	2,473
Insurance - 1.7%
ACE, Ltd.	16,370	1,077
Aflac, Inc.	25,300	1,181
Axis Capital Holdings, Ltd.	16,080	498
Berkshire Hathaway, Inc. — Class B ‡	9,190	711
Everest RE Group, Ltd.	6,530	534
MetLife, Inc.	43,740	1,919
Prudential Financial, Inc.	29,530	1,878
Internet & Catalog Retail - 0.7%
Amazon.com, Inc. ‡	16,420	3,358
Internet Software & Services - 0.0% ∞
Google, Inc. — Class A ‡	260	132
IT Services - 2.2%
Accenture PLC — Class A	28,050	1,695
Cognizant Technology Solutions
Corp. — Class A ‡	17,476	1,282
Genpact, Ltd. ‡	23,370	403
International Business Machines Corp.	32,590	5,590
Mastercard, Inc. — Class A	3,060	922
Machinery - 0.9%
Donaldson Co., Inc.	2,200	133
Eaton Corp.	13,440	691
ITT Corp.	4,040	238
Joy Global, Inc.	3,800	362
Kennametal, Inc.	6,679	282
PACCAR, Inc.	47,170	2,411
Media - 2.5%
Cablevision Systems Corp. — Class A	800	29
CBS Corp. — Class B	96,044	2,736
Comcast Corp. — Class A	16,390	415
DIRECTV — Class A ‡	23,000	1,169
DISH Network Corp. — Class A ‡	13,900	426
Gannett Co., Inc.	14,050	201
Time Warner, Inc.	80,320	2,921
Walt Disney Co.	75,400	2,944
Metals & Mining - 0.6%
Alcoa, Inc.	129,970	2,062
Freeport-McMoRan Copper & Gold, Inc.	10,670	564
Multiline Retail - 0.6%
Family Dollar Stores, Inc.	2,500	131
Kohl’s Corp.	6,200	310
Macy’s, Inc.	13,900	406
Nordstrom, Inc.	6,270	294
Target Corp.	37,340	1,753
Multi-Utilities - 0.4%
CenterPoint Energy, Inc.	41,130	796
Sempra Energy	20,340	1,075
Oil, Gas & Consumable Fuels - 6.6%
Anadarko Petroleum Corp.	30,270	2,324
Apache Corp.	13,520	1,668
Chesapeake Energy Corp.	24,700	733
Chevron Corp.	70,690	7,271
ConocoPhillips	39,690	2,984
Devon Energy Corp.	20,730	1,634
EOG Resources, Inc.	19,670	2,056
Exxon Mobil Corp.	77,380	6,297
Marathon Oil Corp.	15,850	835
Noble Energy, Inc.	3,300	296
Pioneer Natural Resources Co.	6,000	537
Range Resources Corp.	7,900	438
Valero Energy Corp.	36,700	938
Williams Cos., Inc.	54,200	1,640
Pharmaceuticals - 3.1%
Abbott Laboratories	83,135	4,374
Johnson & Johnson	21,570	1,435
Merck & Co., Inc.	106,650	3,764
Mylan, Inc. ‡	33,014	814
Pfizer, Inc.	178,420	3,675
Real Estate Investment Trusts - 0.7%
Alexandria Real Estate Equities, Inc.	1,700	132
AvalonBay Communities, Inc.	5,230	672
Dupont Fabros Technology, Inc.	11,400	287
Essex Property Trust, Inc.	4,130	559
Host Hotels & Resorts, Inc.	76,196	1,291
Road & Rail - 1.2%
CSX Corp.	76,700	2,011
Norfolk Southern Corp.	35,200	2,638
Union Pacific Corp.	9,360	977
Semiconductors & Semiconductor Equipment - 1.4%
Applied Materials, Inc.	49,385	642
Broadcom Corp. — Class A	42,430	1,427
Freescale Semiconductor Holdings I, Ltd. ‡	18,560	341
KLA-Tencor Corp.	7,420	300
LAM Research Corp. ‡	17,000	753
Novellus Systems, Inc. ‡	7,930	287
Texas Instruments, Inc.	25,850	849
Xilinx, Inc.	43,592	1,590
Software - 1.9%
Citrix Systems, Inc. ‡	3,700	296
Microsoft Corp.	181,044	4,708
Oracle Corp.	110,800	3,646

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Multi-Managed Balanced VP
(formerly, Transamerica Balanced VP)
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Specialty Retail — 1.3%
Advance Auto Parts, Inc.	3,340	$195
AutoZone, Inc. ‡	5,480	1,615
Bed Bath & Beyond, Inc. ‡	10,360	605
CarMax, Inc. ‡	4,200	139
Lowe’s Cos., Inc.	58,490	1,363
Ross Stores, Inc.	5,100	409
Staples, Inc.	15,850	250
TJX Cos., Inc.	22,800	1,198
Textiles, Apparel & Luxury Goods - 0.1%
Coach, Inc.	5,180	332
V.F. Corp.	1,910	207
Tobacco - 0.4%
Philip Morris International, Inc.	26,056	1,740
Wireless Telecommunication Services - 0.9%
American Tower Corp. — Class A ‡	11,200	586
Crown Castle International Corp. ‡	28,290	1,154
Sprint Nextel Corp. ‡	409,790	2,209

Total Common Stocks (cost $260,061)		268,725

	Notional
	Amount	Value

PURCHASED OPTIONS - 0.0% ∞
Call Options - 0.0% ∞
10-Year U.S. Treasury Note Future	$24	45
Call Strike $121.50
Expires 08/26/2011
Put Options 0.0% ∞
10-Year U.S. Treasury Note Future	24	26
Put Strike $121.50
Expires 08/26/2011

Total Purchased Options (cost $72)		71

	Principal	Value

REPURCHASE AGREEMENT = 3.6%
State Street Bank & Trust Co. 0.01% ▲, dated 06/30/2011, to be repurchased at $16,032 on 07/01/2011. Collateralized by U.S. Government Agency Obligations, 4.00%, due 04/01/2025 — 07/15/2025, with a value of $16,358.	16,032	16,032
Total Repurchase Agreement (cost $16,032)

Total Investment Securities (cost $469,508) #		479,296
Other Assets and Liabilities — Net		(28,281)

Net Assets		$451,015

SECURITIES SOLD SHORT — (4.0%)
U.S. GOVERNMENT AGENCY OBLIGATIONS — (4.0%)
Fannie Mae, TBA
4.50%	(7,800)	(8,069)
Freddie Mac, TBA
4.00%	(7,600)	(7,910)
5.00%	(1,800)	(1,910)

Total Securities Sold Short (proceeds $(17,971))		(17,889)

	Notional
	Amount	Value

WRITTEN-OPTIONS — (0.0%) ∞
Call Options — (0.0%) ∞
30-Year U.S. Treasury Note Future	$(15)	$(25)
Call Strike $124.00
Expires 08/26/2011
Put Options — (0.0%) ∞
30-Year U.S. Treasury Note Future	(15)	(39)
Put Strike $124.00
Expires 08/26/2011

Total Written Options (Premiums: $(74))		(64)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Multi-Managed Balanced VP
(formerly, Transamerica Balanced VP)
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
FUTURES CONTRACTS:

				Net Unrealized
				Appreciation
Description	Type	Contracts ┌	Expiration Date	(Depreciation)
10-Year U.S. Treasury Note	Short	(12)	09/21/2011	$6
2-Year U.S. Treasury Note	Short	(83)	09/30/2011	10
30-Year U.S. Treasury Bond	Short	(31)	09/21/2011	52
5-Year U.S. Treasury Note	Long	151	09/30/2011	(119)
S&P 500 E-Mini Index	Long	19	09/16/2011	42
Ultra Long U.S. Treasury Bond	Long	24	09/21/2011	(5)

				$(14)

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 06/30/2011.

γ	All or a portion of these securities in the amount of $442 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.

ә	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. This security had a market value of $189, or 0.04%, of the fund’s net assets.

Ž	The security has a perpetual maturity. The date shown is the next call date.

‡	Non-income producing security.

∞	Percentage rounds to less than 0.1%.

▲	Rate shown reflects the yield at 06/30/2011.

#	Aggregate cost for federal income tax purposes is $469,508. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $17,512 and $7,724, respectively. Net unrealized appreciation for tax purposes is $9,788.

┌	Contract amounts are not in thousands.
DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 06/30/2011, these securities aggregated $39,996, or 8.87%, of the fund’s net assets.

BRL	Brazilian Real

OAO	Otkrytoe Aktsionernoe Obschestvo (Russian: Open Joint Stock Corporation)

REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)

TBA	To Be Announced

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Multi—Managed Balanced VP
(formerly, Transamerica Balanced VP)
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
VALUATION SUMMARY: Э

		Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	06/30/2011
Asset—Backed Securities	$—	$12,684	$—	$12,684
Common Stocks	259,740	8,985	—	268,725
Corporate Debt Securities	—	52,715	—	52,715
Foreign Government Obligations	—	4,169	—	4,169
Mortgage—Backed Securities	—	27,451	—	27,451
Preferred Corporate Debt Securities	—	1,229	—	1,229
Purchased Options	71	—	—	71
Repurchase Agreement	—	16,032	—	16,032
U.S. Government Agency Obligations	—	83,572	—	83,572
U.S. Government Obligations	—	12,648	—	12,648
Total	$259,811	$219,485	$—	$479,296

Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Securities Sold Short	Prices	Inputs	Inputs	06/30/2011
U.S. Government Agency Obligations	$—	$(17,889)	$—	$(17,889)

Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Other Financial Instruments	Prices	Inputs	Inputs	06/30/2011
Written Options	$—	$(64)	$—	$(64)

		Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable	Total at
Other Financial Instruments ₣	Prices	Inputs	Inputs	06/30/2011
Futures Contracts — Appreciation	$110	$ —	$ —	$110
Futures Contracts — Depreciation	(124)	—	—	(124)
Total	$(14)	$ —	$ —	$(14)

Э	See the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques.

₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi—Annual Report 2011

Transamerica Multi-Managed Balanced VP
(formerly, Transamerica Balanced VP)
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2011
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $453,476)	$463,264
Repurchase agreement, at value (cost: $16,032)	16,032
Receivables:
Investment securities sold	72,408
Shares sold	270
Interest	1,324
Dividends	298
Dividend reclaims	2
Prepaid expenses	4

553,602

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	84,118
Shares redeemed	112
Management and advisory fees	275
Distribution and service fees	31
Trustees fees	1
Administration fees	7
Printing and shareholder reports fees	33
Audit and tax fees	4
Interest from securities sold short	31
Variation margin	6
Other	16
Written options, at value (premium: $74)	64
Securities sold short, at value (proceeds: $17,971)	17,889

102,587

Net assets	$451,015

Net assets consist of:
Capital stock ($.01 par value)	$340
Additional paid-in capital	354,302
Undistributed (accumulated) net investment income (loss)	13,346
Undistributed (accumulated) net realized gain (loss) from investment securities, futures contracts, written option contracts, and foreign currency transactions	73,160
Net unrealized appreciation (depreciation) on:
Investment securities	9,788
Futures contracts	(14)
Written option contracts	10
Translation of assets and liabilities denominated in foreign currencies	1
Securities sold short	82

Net assets	$451,015

Net assets by class:
Initial Class	$300,856
Service Class	150,159
Shares outstanding:
Initial Class	22,628
Service Class	11,408
Net asset value and offering price per share:
Initial Class	$13.30
Service Class	13.16
STATEMENT OF OPERATIONS
For the period ended June 30, 2011
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income (including withholding taxes on foreign dividends of $14)	$1,906
Interest income	3,510

5,416

Expenses:
Management and advisory	1,665
Distribution and service:
Service Class	177
Printing and shareholder reports	62
Custody	30
Administration	44
Legal	10
Audit and tax	5
Trustees	6
Transfer agent	2
Other	7

Total expenses	2,008

Net investment income	3,408

Net realized gain (loss) on transactions from:
Investment securities	87,903
Futures contracts	(337)
Written option contracts	4
Foreign currency transactions	1

87,571

Net increase (decrease) in unrealized appreciation (depreciation) on:
Investment securities	(70,779)
Futures contracts	(14)
Written option and swaption contracts	10
Securities sold short	82

Change in unrealized appreciation (depreciation)	(70,701)

Net realized and unrealized gain	16,870

Net increase in net assets resulting from operations	$20,278

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Multi-Managed Balanced VP
(formerly, Transamerica Balanced VP)
STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(all amounts in thousands)

	June 30, 2011	December 31,
	(unaudited)	2010
From operations:
Net investment income	$3,408	$9,843
Net realized gain (loss) from investment securities, futures contracts, written option contracts, and foreign currency transactions	87,571	17,537
Change in net unrealized appreciation (depreciation) on investment securities, futures contracts, and written option contracts	(70,701)	34,201

Net increase in net assets resulting from operations	20,278	61,581

Distributions to shareholders:
From net investment income:
Initial Class	—	(1,308)
Service Class	—	(386)

Total distributions to shareholders	—	(1,694)

Capital share transactions:
Proceeds from shares sold:
Initial Class	15,634	10,457
Service Class	31,709	37,272

	47,343	47,729

Proceeds from fund acquisition:
Initial Class	—	230,299
Service Class	—	24,599

	—	254,898

Dividends and distributions reinvested:
Initial Class	—	1,308
Service Class	—	386

	—	1,694

Cost of shares redeemed:
Initial Class	(21,572)	(35,445)
Service Class	(9,544)	(15,753)

	(31,116)	(51,198)

Net increase in net assets from capital shares transactions	16,227	253,123

Net increase in net assets	36,505	313,010

Net assets:
Beginning of period/year	414,510	101,500

End of period/year	$451,015	$414,510

Undistributed net investment income	$13,346	$9,938

Share activity:
Shares issued:
Initial Class	1,193	937
Service Class	2,429	3,385

	3,622	4,322

Shares issued on fund acquisition:
Initial Class	—	20,822
Service Class	—	2,243

	—	23,065

Shares issued-reinvested from distributions:
Initial Class	—	126
Service Class	—	38

	—	164

Shares redeemed:
Initial Class	(1,638)	(3,224)
Service Class	(729)	(1,469)

	(2,367)	(4,693)

Net increase (decrease) in shares outstanding:
Initial Class	(445)	18,661
Service Class	1,700	4,197

	1,255	22,858

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Multi-Managed Balanced VP
(formerly, Transamerica Balanced VP)
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Period ended		Initial Class
	June 30, 2011		Year ended December 31,
	(unaudited)		2010	2009	2008	2007	2006
Net asset value
Beginning of period/year	$12.68		$10.27	$8.38	$13.70	$12.25	$11.63
Investment operations
Net investment income(A)	0.11		0.41	0.21	0.22	0.19	0.16
Net realized and unrealized gain (loss)	0.51		2.05	1.97	(4.36)	1.47	0.88

Total operations	0.62		2.46	2.18	(4.14)	1.66	1.04

Distributions
From net investment income	—		(0.05)	(0.16)	(0.21)	(0.15)	(0.12)
From net realized gains	—		—	(0.13)	(0.97)	(0.06)	(0.30)

Total distributions	—		(0.05)	(0.29)	(1.18)	(0.21)	(0.42)

Net asset value
End of period/year	$13.30		$12.68	$10.27	$8.38	$13.70	$12.25

Net assets end of period/year (000’s)	$300,856		$292,510	$45,319	$36,361	$81,632	$71,949
Ratio and supplemental data
Expenses to average net assets	0.82	%(D)	0.87%	0.91%	0.90%	0.89%	0.89%
Net investment income, to average net assets	1.61	%(D)	3.75%	2.26%	1.89%	1.49%	1.32%
Portfolio turnover rate	158	%(C)	69%	82%	67%	60%	47%
For a share outstanding throughout each period

			Service Class
	Period ended		Year ended December 31,
	June 30, 2011
	(unaudited)		2010	2009	2008	2007	2006
Net asset value
Beginning of period/year	$12.57		$10.19	$8.33	$13.64	$12.21	$11.61
Investment operations
Net investment income(A)	0.09		0.34	0.18	0.19	0.16	0.13
Net realized and unrealized gain (loss)	0.50		2.08	1.96	(4.34)	1.46	0.87

Total operations	0.59		2.42	2.14	(4.15)	1.62	1.00

Distributions
From net investment income	—		(0.04)	(0.15)	(0.19)	(0.13)	(0.10)
From net realized gains	—		—	(0.13)	(0.97)	(0.06)	(0.30)

Total distributions	—		(0.04)	(0.28)	(1.16)	(0.19)	(0.40)

Net asset value
End of period/year	$13.16		$12.57	$10.19	$8.33	$13.64	$12.21

Total return(B)	4.69	%(C)	23.88%	25.94%	(32.57%)	13.38%	8.74%
Net assets end of period/year (000’s)	$150,159		$122,000	$56,181	$22,473	$20,711	$9,672
Ratio and supplemental data
Expenses to average net assets	1.07	%(D)	1.12%	1.16%	1.15%	1.14%	1.14%
Net investment income, to average net assets	1.37	%(D)	3.11%	1.98%	1.71%	1.25%	1.11%
Portfolio turnover rate	158	%(C)(E)	69%	82%	67%	60%	47%

(A)	Calculated based on average number of shares outstanding.

(B)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(C)	Not annualized.

(D)	Annualized.

(E)	Increase in portfolio turnover rate was triggered by a change in the Fund’s sub-adviser.
Note: Prior to January 1, 2010, all of the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Multi-Managed Balanced VP
(formerly, Transamerica Balanced VP)
NOTES TO FINANCIAL STATEMENTS
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Effective March 22, 2011 Transamerica Balanced VP changed its name to Transamerica Multi-Managed Balanced VP. Transamerica Multi-Managed Balanced VP (the “Fund”) is part of TST.
The Fund currently offers two classes of shares; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund, including investment objectives and strategies.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian and, pursuant to the terms of the repurchase agreements, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund bears the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rates in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.
Option and swaption contracts: The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund enters into option contracts to manage exposure to various market fluctuations. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts; the possibility of an illiquid market; and an inability of the counterparty to meet the contract terms.
The Fund writes call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. When the Fund writes a covered call or put option/swaption, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. Premiums received from writing options/swaptions which expire are treated as realized gains. Premiums received from writing options/swaptions which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. Options are marked-to-market daily to reflect the current value of the option/swaption written.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Multi-Managed Balanced VP
(formerly, Transamerica Balanced VP)
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. (continued)
The Fund purchases put and call options on foreign or U.S. securities, indices, futures, swaps (“swaptions”), and commodities. Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Fund pays a premium, which is included in the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying futures, swaps, security, commodity, or currency transaction to determine the realized gain or loss. Realized gains or losses are reflected in the realized gains or losses of investment securities on the Statement of Operations.
The underlying face amounts of open option contracts at June 30, 2011 are listed in the Schedule of Investments.
Transactions in written options were as follows:

	Premium	Notional Amount
Balance at December 31, 2010	$—	$—
Sales	78	40
Expirations	(4)	(10)
Exercised	—	—

Balance at June 30, 2011	$74	$30
Treasury inflation-protected securities (“TIPS”): The Fund invests in TIPS, specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation as measured by the U.S. Consumer Price Index. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost.
Futures contracts: The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk, and commodity risk in the normal course of pursuing its investment objective. The Fund uses futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker either in cash or securities an initial margin in an amount equal to a certain percentage of the contract amount.
Subsequent payments (variation margin) are paid or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or security prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
The open futures contracts at June 30, 2011 are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is included in the Statement of Assets and Liabilities.
Short sales: A short sale is a transaction in which a Fund sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Fund is obligated to replace the borrowed securities at the market price at the time of replacement. The Fund’s obligation to replace the securities borrowed in connection with a short sale is fully secured by collateral deposited with the custodian. In addition, the Fund considers the short sale to be a borrowing by the Fund that is subject to the asset coverage requirements of the 1940 Act. The Fund incurs a profit or a loss, depending upon whether the market price of the securities decrease or increase between the date of the short sale and the date on which the Fund must replace the borrowed securities. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Fund may be unable to replace borrowed securities sold short.
When investing in short sales the Fund is liable for any dividends payable on securities while those securities are in a short position and also bears other costs, such as charges for the prime brokerage accounts, in connection with its short positions. These costs are reported as broker expense on securities sold short in the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Multi-Managed Balanced VP
(formerly, Transamerica Balanced VP)
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. (continued)
To be announced (“TBA”) purchase commitments: TBA purchase commitments are entered into to purchase securities for a fixed price at a future date, typically not to exceed 45 days. They are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, in addition to the risk of decline in the value of the Fund’s other assets. Unsettled TBA purchase commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuations.
The Fund had TBA’s outstanding as of June 30, 2011, which are included in Investment securities sold and Investment securities purchased on the Statement of Assets and Liabilities.
Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.
There were no commissions recaptured during the period ended June 30, 2011.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.
Dividend income related to a Real Estate Investment Trust (“REIT”) is recorded at management’s estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.
Foreign taxes: The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests.
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Multi-Managed Balanced VP
(formerly, Transamerica Balanced VP)
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 2. (continued)
Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities (common and preferred stock): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.
Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Asset backed securities: The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.
Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy.
U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy.
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Fund’s Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When a Fund must use fair valuation methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.
The hierarchy classification of inputs used to value the Fund’s investments at June 30, 2011 are disclosed in the Valuation Summary of at the end of the Fund’s Schedule of Investments. Transfers between Levels are considered to have occurred at the end of the reporting period.
There were no significant transfers between Level 1 and Level 2 during the period ended June 30, 2011.
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Multi-Managed Balanced VP
(formerly, Transamerica Balanced VP)
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
TAM, the Fund’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TFS, and TCI. None of the non-independent trustees receive compensation for services as trustees of the Fund or the entities that invest in the Fund.
Investment advisory fee: The Fund pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $500 million	0.75%
Over $500 million up to $1 billion	0.65%
Over $1 billion	0.60%
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees and certain extraordinary expenses, exceed the following stated annual limit:
1.00% Expense Limit
Prior to May 1, 2011, the expense limit was 1.20%.
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived advisory fees.
During the period ended June 30, 2011, there were no amounts reimbursed/waived or recaptured by the adviser. There are no amounts available for recapture by the adviser as of June 30, 2011.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2012. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Multi-Managed Balanced VP
(formerly, Transamerica Balanced VP)
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2011 were as follows:

Purchases of securities:
Long-term	$538,485
U.S. Government	158,376
Proceeds from maturities and sales of securities:
Long-term	532,519
U.S. Government	150,923
NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS
The Fund is subject to various risks in the normal course of pursuing its investment objective. The volume of purchased options held throughout the period increased from zero contracts at the beginning of the period to two contracts at the end of the period. The volume of futures contracts held throughout the period increased from zero contracts at the beginning of the period to six contracts at the end of the period. The volume of written options held throughout the period increased from zero contracts at the beginning of the period to two contracts at the end of the period.
Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2011
Derivatives not accounted for as hedging instruments

	Interest rate	Equity
Location	contracts	contracts	Total
Asset derivatives
Purchased options, at value	$71	$—	$71	**
Unrealized appreciation on futures contracts	68	42	110	*
Liability derivatives
Written options, at value	(64)	—	(64)
Unrealized (depreciation) on futures contracts	(124)	—	(124)	*
Total	$(49)	$42	$(7)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

**	Included within Investment securities at value.
Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2011
Derivatives not accounted for as hedging instruments

	Interest rate	Equity
Location	contracts	Contracts	Total
Realized Gain (Loss) on derivatives recognized in income
Net realized gain on written options	$4	$—	$4
Net realized (loss) on futures contracts	(282)	(55)	(337)
Change in Unrealized Appreciation (Depreciation) on derivatives recognized in income
Net increase in unrealized appreciation on written options	10	—	10
Net (decrease) in unrealized (depreciation) on purchased options Ψ	(1)	—	(1)
Net increase (decrease) in unrealized appreciation (depreciation) on futures contracts	(56)	42	(14)
Total	$(325)	$(13)	$(338)

Ψ	Included within net increase (decrease) in unrealized appreciation (depreciation) on transactions from Investment securities.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Multi-Managed Balanced VP
(formerly, Transamerica Balanced VP)
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 6. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax provisions taken for all open tax years (2008 — 2010), or expected to be taken in the Fund’s 2011 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, structured notes, foreign bonds, swaps, net operating losses, distribution reclasses for REITs, passive foreign investment companies, foreign currency transactions, capital loss carryforwards, and post-October loss deferrals.
NOTE 7. SUBSEQUENT EVENT
Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Multi-Managed Balanced VP
(formerly, Transamerica Balanced VP)
APPROVAL OF NEW INVESTMENT SUB-ADVISORY AGREEMENT
(unaudited)
At a special meeting of the Board Members of Transamerica Series Trust (the “Board”) held on January 19, 2011, the Board, including the Independent Board Members, approved the termination of Transamerica Investment Management, LLC (“TIM”) as sub-adviser to Transamerica Balanced VP (the “Portfolio”), and approved a new investment sub-advisory agreement for the Portfolio between Transamerica Asset Management, Inc. (“TAM” or the “Manager”), J.P. Morgan Investment Management Inc. (“JPMIM”) and BlackRock Financial Management, Inc. (“BlackRock”) (collectively, the “Sub-Advisers”), as the Portfolio’s proposed new co-sub-advisers.
The Board considered the termination of TIM as sub-adviser for the Portfolio and the appointment of JPMIM and BlackRock as replacement sub-advisers. The Board authorized TAM to terminate the sub-advisory agreement with TIM. The Board also approved sub-advisory agreements with JPMIM and BlackRock with respect to the Portfolio, for an initial two-year period (the “New Sub-Advisory Agreements”). Management reported that the equity sleeve of the Portfolio would be managed by JPMIM, and the fixed income sleeve of the Portfolio would be managed by BlackRock.
To assist the Board Members in their consideration of the New Sub-Advisory Agreements, the Board Members received in advance of their meeting certain materials and information. In addition, the Independent Board Members consulted with their independent legal counsel, discussing, among other things, the legal standards and certain other considerations relevant to the Board Members’ deliberations.
Among other matters, the Board Members considered:
(a) that TAM advised the Board Members that the appointment of the Sub-Advisers is not expected to result in any diminution in the nature, quality and extent of services provided to the Portfolio and its shareholders, including compliance services;
(b) that the Sub-Advisers are experienced and respected asset management firms, and that TAM believes that the Sub-Advisers each have the capabilities, resources and personnel necessary to provide advisory services to the Portfolio based on an assessment of the services the Sub-Advisers provide to other funds within the Transamerica fund complex;
(c) that in June 2010 the Board performed a full annual review of the sub-advisory agreements with the Sub-Advisers with respect to Transamerica funds not discussed herein, and determined that the Sub-Advisers each have the capabilities, resources and personnel necessary to provide the sub-advisory services to the Portfolio;
(d) the proposed responsibilities of the Sub-Advisers for the Portfolio and the services expected to be provided by them;
(e) that advisory fee rates paid by the Portfolio to TAM would not increase; and
(f) that the sub-advisory fees payable to the Sub-Advisers would be paid by TAM and not the Portfolio, and that the sub-advisory fees payable by TAM to the Sub-Advisers are consistent with TAM’s fiduciary duty under applicable law.
In their deliberations, the Board Members did not identify any particular information that was all-important or controlling, and each Board Member may have attributed different weights to the various factors. The Board Members evaluated all information available to them, and the Board Members, including a majority of the Independent Board Members, concluded that the New Sub-Advisory Agreements should be approved and that the fees payable thereunder are consistent with TAM’s fiduciary duty under applicable law. The Board Members, including a majority of the Independent Board Members, found that the changes in sub-adviser, to the Sub-Adviser was in the best interests of the Portfolio and its shareholders and did not involve a conflict of interest from which TAM derives an inappropriate advantage.
Nature, Quality and Extent of Services Provided. In evaluating the nature, quality and extent of the services to be provided by the Sub-Advisers under the New Sub-Advisory Agreements, the Board Members considered, among other things, information and assurances provided by TAM as to the operations, facilities, organization and personnel of the Sub-Advisers, the anticipated ability of the Sub-Advisers to perform their duties under the New Sub-Advisory Agreements, and any anticipated changes to the name, current investment program, and other practices of the Portfolio. The Board Members considered that TAM has advised the Board Members that the appointment of each Sub-Adviser is not expected to result in any diminution in the nature, quality and extent of services provided to the Portfolio and its shareholders, including compliance services. The Board Members considered that the Sub-Advisers are experienced and respected asset management firms and that TAM believes that the Sub-Advisers each have the capabilities, resources and personnel necessary to provide advisory services to the Portfolio based on the assessment of the services that the Sub-Advisers provide to other funds within the Transamerica fund complex. The Board also noted that TAM recommended to the Board that the Sub-Advisers be appointed based on TAM’s desire to engage sub-advisers with proven performance records for the particular investment strategy that is contemplated for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Multi-Managed Balanced VP
(formerly, Transamerica Balanced VP)
APPROVAL OF NEW INVESTMENT SUB-ADVISORY AGREEMENT (continued)
(unaudited)
Based on their review of the materials provided and the assurances they had received from TAM, the Board Members determined that the Sub-Advisers can provide sub-advisory services that are appropriate in scope and extent in light of the proposed investment program for the Portfolio and that each Sub-Adviser’s appointment is not expected to adversely affect the nature, quality and extent of services provided to the Portfolio.
Fees and Costs of Services Provided. The Board Members considered the sub-advisory fee rates under the New Sub-Advisory Agreements as well as the overall management fee structure of the Portfolio. The Board Members noted that the Portfolio does not directly pay the sub-advisory fees. The Board Members took into consideration that they reviewed TAM’s anticipated profitability with respect to the Portfolio to the extent that the New Sub-Advisory Agreements were approved and noted that advisory fee rates would remain unchanged. The Board Members determined that the sub-advisory fees proposed to be paid by TAM to the Sub-Advisers are consistent with TAM’s fiduciary duty under applicable law.
Economies of Scale. The Board Members noted that TAM believes that the appointment of the Sub-Advisers has the potential to attract additional assets. The Board Members also noted that the advisory fee schedule, which contains breakpoints, would remain unchanged and determined that the breakpoints permit certain economies of scale for the benefit of shareholders as the Portfolio grows. The Board Members concluded that they would have the opportunity to periodically reexamine whether economies of scale had been achieved, and the appropriateness of management fees payable to TAM and fees payable by TAM to the Sub-Advisers, in the future.
Fall-Out Benefits. The Board Members took into consideration the character of other incidental benefits that may be received by the Sub-Advisers, including the potential use of portfolio brokerage transactions to pay for research services, and noted that TAM believes that such benefits are expected to be consistent with industry practice. The Board Members also considered the potential for increased visibility in the marketplace as a result of each Sub-Adviser’s relationship with the Portfolio.
Investment Performance. The Board Members noted each Sub-Adviser’s investment management experience, capabilities and resources. The Board Members also noted that TAM believes the appointment of both Sub-Advisers could benefit shareholders by offering them the potential for superior performance, but were unable to predict what effect execution of the New Sub-Advisory Agreements would actually have on the future performance of the Portfolio. Based on this information, the Board determined that the Sub-Advisers are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s intended investment objectives, policies and strategies.
Other Considerations. The Board Members also considered that the proposed sub-adviser change is one of a number of recommendations by Management following a strategic review of AEGON’s asset management business. Further, the Board Members noted that TAM believes that the proposed changes are in the best interest of shareholders to protect shareholder value based on the unsettled state of TIM over the past year.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Multi-Managed Large Cap Core VP
UNDERSTANDING YOUR FUND’S EXPENSES (unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at January 1, 2011 and held for the entire period until June 30, 2011.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(B)
	Beginning	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized
Fund Name	Account Value	Value	During Period (A)	Value	During Period (A)	Expense Ratio
Transamerica Multi Managed Large Cap Core VP
Initial Class	$1,000.00	$1,074.10	$4.27	$1,020.68	$4.16	0.83%
Service Class	1,000.00	1,072.20	5.55	1,019.44	5.41	1.08

(A)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(B)	5% return per year before expenses.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2011
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

% of Net
Asset Type	Assets

Common Stocks	97.7%
Securities Lending Collateral	23 .7
Repurchase Agreement	2.2
Other Assets and Liabilities — Net	(23.6)

Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Multi Managed Large Cap Core VP
SCHEDULE OF INVESTMENTS
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 97.7%
Aerospace & Defense - 0.6%
Honeywell International, Inc.	23,780	$1,417
Air Freight & Logistics - 1.1%
Expeditors International of Washington, Inc.	48,457	2,481
Automobiles - 0.8%
Better Place ‡Ə§∆	197,900	594
General Motors Co. ‡^	41,763	1,268
Beverages - 1.6%
Anheuser-Busch InBev NV ADR ^	33,052	1,918
Coca-Cola Co.	18,435	1,240
PepsiCo, Inc.	7,742	545
Capital Markets - 2.7%
Bank of New York Mellon Corp.	76,159	1,951
Charles Schwab Corp. ^	102,557	1,687
Goldman Sachs Group, Inc.	8,251	1,098
Morgan Stanley	51,549	1,186
State Street Corp. ^	11,952	539
Chemicals - 1.4%
Monsanto Co.	44,279	3,212
Commercial Banks - 1.7%
Fifth Third Bancorp	18,003	230
PNC Financial Services Group, Inc.	25,071	1,494
U.S. Bancorp ^	23,916	610
Wells Fargo & Co.	59,589	1,672
Commercial Services & Supplies - 1.8%
Edenred	141,280	4,310
Communications Equipment - 2.2%
Cisco Systems, Inc.	56,841	887
Motorola Solutions, Inc. ‡	93,316	4,297
Computers & Peripherals - 5.2%
Apple, Inc. ‡	24,637	8,269
Dell, Inc.‡ ^	87,269	1,455
Hewlett-Packard Co.	70,745	2,575
Distributors - 0.9%
Li & Fung, Ltd.	1,100,000	2,199
Diversified Financial Services - 6.1%
Bank of America Corp.	157,397	1,725
BM&FBOVESPA SA	339,474	2,247
Citigroup, Inc.	69,502	2,894
CME Group, Inc. — Class A ^	5,340	1,557
JPMorgan Chase & Co.	77,690	3,182
Leucadia National Corp. ^	74,815	2,551
Diversified Telecommunication Services -1.4%
AT&T, Inc. ^	46,514	1,461
Verizon Communications, Inc.	48,658	1,812
Electric Utilities - 1.3%
American Electric Power Co., Inc.	13,833	521
FirstEnergy Corp.	22,224	981
PPL Corp.	53,015	1,476
Electrical Equipment - 0.8%
Emerson Electric Co.	16,808	945
First Solar, Inc.‡ ^	6,864	908
Energy Equipment & Services - 2.4%
Halliburton Co.	62,408	3,183
Noble Corp. ‡ ^	15,705	619
Weatherford International, Ltd. ‡	92,735	1,739
Food & Staples Retailing - 2.1%
Costco Wholesale Corp. ^	22,756	1,849
CVS Caremark Corp.	49,512	1,860
Wal-Mart Stores, Inc.	20,961	1,114
Food Products - 3.1%
Kraft Foods, Inc. — Class A ^	77,644	2,735
Mead Johnson Nutrition Co. — Class A	45,955	3,105
Unilever NV	50,483	1,658
Health Care Equipment & Supplies - 1.3%
Intuitive Surgical, Inc. ‡ ^	8,494	3,161
Health Care Providers & Services - 1.8%
Cardinal Health, Inc.	24,516	1,114
UnitedHealth Group, Inc.	40,798	2,104
WellPoint, Inc.	12,026	947
Hotels, Restaurants & Leisure - 3.9%
Las Vegas Sands Corp. ‡	69,511	2,935
Starbucks Corp.	67,889	2,681
Wynn Resorts, Ltd. ^	12,445	1,786
Yum! Brands, Inc.	31,451	1,737
Household Products - 0.2%
Procter & Gamble Co.	5,950	378
Industrial Conglomerates - 1.4%
General Electric Co.	126,124	2,379
Textron, Inc. ^	39,056	922
Insurance - 2.4%
Aflac, Inc.	9,013	421
Allstate Corp. ^	66,918	2,043
Chubb Corp. ^	20,316	1,272
MetLife, Inc. ^	33,494	1,469
Travelers Cos., Inc. ^	8,957	523
Internet & Catalog Retail - 6.2%
Amazon.com, Inc. ‡	45,694	9,343
NetFlix, Inc.‡ ^	12,721	3,342
priceline.com, Inc. ‡ ^	3,678	1,883
Internet Software & Services - 10.0%
Baidu, Inc. ADR ‡	36,974	5,181
eBay, Inc. ‡	141,776	4,575
Facebook, Inc. Class B ‡Ə§∆	133,996	3,350
Google, Inc. — Class A ‡	10,153	5,141
Tencent Holdings, Ltd.	62,100	1,696
Yahoo!, Inc. ‡ ^	117,927	1,774
Yandex NV — Class A ‡	52,240	1,855
IT Services - 0.2%
Accenture PLC — Class A	1,890	114
Western Union Co. ^	19,529	391
Life Sciences Tools & Services - 1.6%
Illumina, Inc. ‡^	49,100	3,690
Machinery - 0.8%
Ingersoll-Rand PLC ^	40,348	1,832
Media - 6.0%
Comcast Corp. — Class A	171,424	4,343
DIRECTV — Class A ‡	11,484	584
Naspers, Ltd. — Class N	37,177	2,100
News Corp. — Class B ^	91,795	1,660
Time Warner Cable, Inc.	19,124	1,492
Time Warner, Inc. ^	37,621	1,368
Viacom, Inc. — Class B	51,667	2,634
Metals & Mining - 1.9%
Alcoa, Inc. ^	99,920	1,585
Molycorp, Inc.‡ ^	48,219	2,944
Multiline Retail - 0.5%
Macy’s, Inc. ^	15,885	464

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Multi Managed Large Cap Core VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Multiline Retail (continued)
Target Corp. ^	14,727	$691
Multi-Utilities - 0.1%
Sempra Energy	4,230	224
Oil, Gas & Consumable Fuels — 5.1%
BP PLC ADR	34,327	1,520
Chesapeake Energy Corp. ^	23,779	706
Chevron Corp.	25,543	2,627
Range Resources Corp. ^	22,258	1,235
Royal Dutch Shell PLC — Class A ADR ^	29,687	2,112
Total SA ADR	14,731	852
Ultra Petroleum Corp.‡ ^	65,697	3,009
Paper & Forest Products - 1.4%
International Paper Co. ^	112,046	3,341
Personal Products - 0.2%
Avon Products, Inc. ^	18,574	520
Pharmaceuticals - 5.8%
Abbott Laboratories	20,248	1,065
Allergan, Inc. ^	20,700	1,723
Bristol-Myers Squibb Co.	81,688	2,366
GlaxoSmithKline PLC ADR	28,780	1,235
Merck & Co., Inc.	53,009	1,871
Pfizer, Inc.	141,150	2,907
Roche Holding AG ADR	15,151	636
Valeant Pharmaceuticals International, Inc. ^	35,348	1,837
Professional Services - 0.7%
SGS SA	888	1,687
Real Estate Management & Development - 1.9%
Brookfield Asset Management, Inc. — Class A	132,045	4,380
Semiconductors & Semiconductor Equipment - 1.4%
ARM Holdings PLC ADR ^	65,836	1,872
Intel Corp. ^	32,684	724
KLA-Tencor Corp. ^	8,954	362
NVIDIA Corp. ‡	23,199	370
Software - 2.9%
Microsoft Corp.	93,038	2,419
Salesforce.com, Inc. ‡ ^	21,556	3,212
VMware, Inc. — Class A ‡^	11,525	1,155
Specialty Retail - 1.4%
Home Depot, Inc.	34,190	1,239
Lowe’s Cos., Inc. ^	48,402	1,128
Staples, Inc. ^	53,421	844
Tobacco - 1.0%
Philip Morris International, Inc.	35,490	2,370
Wireless Telecommunication Services - 0.4%
Vodafone Group PLC ADR	39,566	1,057

Total Common Stocks (cost $172,245)		229,765

SECURITIES LENDING COLLATERAL - 23.7%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.22% ▲	55,771,813	55,772
Total Securities Lending Collateral (cost $55,772)

	Principal	Value

REPURCHASE AGREEMENT - 2.2% State Street Bank & Trust Co. 0.01% ▲ , dated 06/30/2011, to be repurchased at $5,129 on 07/01/2011. Collateralized by U.S. Government Agency Obligations, 4.00%, due 12/15/2017, with a total value of $5,233.	$5,129	5,129
Total Repurchase Agreement (cost $5,129)

Total Investment Securities (cost $233,146) #		290,666

Other Assets and Liabilities — Net		(55,560)

Net Assets		$235,106

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.

Ə	Securities fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. These securities had an aggregate market value of $3,944, or 1.68%, of the fund’s net assets.

^	All or a portion of this security is on loan. The value of all securities on loan is $54,526.

▲	Rate shown reflects the yield at 06/30/2011.

§	Illiquid. These securities had an aggregate market value of $3,944, or 1.68%, of the fund’s net assets.

▲	Restricted Security. At 06/30/2011, the fund owned the respective securities (representing 1.68% of the fund’s net assets) which were restricted as to public resale:

	Date of		Cost		Fair	Fair Value
Description	Acquisition	Shares	Per Share*	Cost	Value	Per Share*

Better Place	01/25/2010	197,900	$3.00	$594	$594	$3.00
Facebook, Inc. — Class B	02/02/2011	133,996	22.00	2,948	3,350	25.00

*	Price not in thousands.

#	Aggregate cost for federal income tax purposes is $233,146. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $60,937 and $3,417, respectively. Net unrealized appreciation for tax purposes is $57,520.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Multi Managed Large Cap Core VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
DEFINITION:

ADR	American Depositary Receipt
VALUATION SUMMARY: Э

		Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	06/30/2011
Common Stocks	$198,705	$27,116	$3,944	$229,765
Repurchase Agreement	—	5,129	—	5,129
Securities Lending Collateral	55,772	—	—	55,772
Total	$254,477	$32,245	$3,944	$290,666
Level 3 Rollforward — Investment Securities

Net Change in
Unrealized
Appreciation/
on
	Beginning			Accrued	Total	Net Change in	Transfers	Transfers	Ending	Investments
	Balance at			Discounts/	Realized	Unrealized	into	out of	Balance at	Held at
Securities	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	Appreciation ƒ	Level 3	Level 3	06/30/2011	06/30/2011/ ƒ
Common Stocks	$594	$2,948	$—	$—	$—	$402	$—	$—	$3,944	$402

Э	See the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques.

ƒ	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 6/30/2011 may be due to an investment no longer held or categorized as Level 3 at period end.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Multi Managed Large Cap Core VP
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2011
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $228,017) (including securities loaned of $54,526)	$285,537
Repurchase agreement, at value (cost: $5,129)	5,129
Receivables:
Investment securities sold	625
Shares sold	54
Securities lending income (net)	14
Dividends	297
Dividend reclaims	33
Prepaid expenses	2

291,691

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	599
Shares redeemed	11
Management and advisory fees	147
Distribution and service fees	4
Trustees fees	1
Administration fees	4
Printing and shareholder reports fees	25
Audit and tax fees	7
Other	15
Collateral for securities on loan	55,772

56,585

Net assets	$235,106

Net assets consist of:
Capital stock ($.01 par value)	$141
Additional paid-in capital	226,544
Undistributed (accumulated) net investment income (loss)	2,502
Undistributed (accumulated) net realized gain (loss) from investment securities and foreign currency transactions	(51,606)
Net unrealized appreciation (depreciation) on:
Investment securities	57,520
Translation of assets and liabilities denominated in foreign currencies	5

Net assets	$235,106

Net assets by class:
Initial Class	$214,367
Service Class	20,739
Shares outstanding:
Initial Class	12,862
Service Class	1,225
Net asset value and offering price per share:
Initial Class	$16.67
Service Class	16.93
STATEMENT OF OPERATIONS
For the period ended June 30, 2011
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income (including withholding taxes on foreign dividends of $57)	1,818
Interest income	—	(A)
Securities lending income (net)	73

	1,891

Expenses:
Management and advisory	869
Distribution and service:
Service Class	23
Printing and shareholder reports	15
Custody	25
Administration	23
Legal	6
Audit and tax	6
Trustees	3
Transfer agent	1
Other	6

Total expenses	977

Recaptured expenses	6

Net expenses	983

Net investment income	908

Net realized gain (loss) on transactions from:
Investment securities	11,647
Foreign currency transactions	—	(A)

	11,647

Net increase in unrealized appreciation (depreciation) on:
Investment securities	3,758
Translation of assets and liabilities denominated in foreign currencies	4

Change in unrealized appreciation (depreciation)	3,762

Net realized and unrealized gain	15,409

Net increase in net assets resulting from operations	$16,317

(A)	Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Multi Managed Large Cap Core VP
STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(all amounts in thousands)

	June 30, 2011	December 31,
	(unaudited)	2010
From operations:
Net investment income	$908	$1,601
Net realized gain (loss) from investment securities and foreign currency transactions	11,647	7,908
Change in net unrealized appreciation (depreciation) on investment securities and foreign currency translation	3,762	27,146

Net increase in net assets resulting from operations	16,317	36,655

Distributions to shareholders:
From net investment income:
Initial Class	—	(1,290)
Service Class	—	(71)

Total distributions to shareholders	—	(1,361)

Capital share transactions:
Proceeds from shares sold:
Initial Class	7,036	6,789
Service Class	5,073	5,445

	12,109	12,234

Dividends and distributions reinvested:
Initial Class	—	1,290
Service Class	—	71

	—	1,361

Cost of shares redeemed:
Initial Class	(14,517)	(34,300)
Service Class	(2,300)	(3,541)

	(16,817)	(37,841)

Net decrease in net assets from capital shares transactions	(4,708)	(24,246)

Net increase in net assets	11,609	11,048

Net assets:
Beginning of period/year	223,497	212,449

End of period/year	$235,106	$223,497

Undistributed net investment income	$2,502	$1,594

Share activity:
Shares issued:
Initial Class	430	490
Service Class	305	383

	735	873

Shares issued-reinvested from
distributions:
Initial Class	—	102
Service Class	—	6

	—	108

Shares redeemed:
Initial Class	(891)	(2,513)
Service Class	(140)	(261)

	(1,031)	(2,774)

Net increase (decrease) in shares outstanding:
Initial Class	(461)	(1,921)
Service Class	165	128

	(296)	(1,793)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Multi Managed Large Cap Core VP
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Period ended		Initial Class
	June 30, 2011		Year Ended December 31,
	(unaudited)		2010	2009	2008	2007	2006
Net asset value
Beginning of period/year	$15.52		$13.12	$9.09	$19.04	$18.73	$18.23
Investment operations
Net investment income(A)	0.06		0.11	0.10	0.18	0.19	0.15
Net realized and unrealized gain (loss)	1.09		2.38	4.02	(7.25)	1.50	1.59

Total operations	1.15		2.49	4.12	(7.07)	1.69	1.74

Distributions
From net investment income	—		(0.09)	(0.09)	(0.23)	(0.19)	(0.18)
From net realized gains	—		—	—	(2.65)	(1.19)	(1.06)

Total distributions	—		(0.09)	(0.09)	(2.88)	(1.38)	(1.24)

Net asset value
End of period/year	$16.67		$15.52	$13.12	$9.09	$19.04	$18.73

Total return(B)	7.41	%(C)	19.17%	45.41%	(42.08%)	9.25%	(10.33%)
Net assets end of period/year (000’s)	$214,367		$206,764	$199,996	$73,100	$153,192	$180,443
Ratio and supplemental data
Expenses to average net assets
After reimbursement/recaptured expense	0.83	%(D)	0.84%	0.84%	0.83%	0.82%	0.82%
Before reimbursement/recaptured expense	0.82	%(D)	0.83%	0.85%	0.83%	0.82%	0.82%
Net investment income, to average net assets	0.80	%(D)	0.79%	0.91%	1.20%	0.97%	0.81%
Portfolio turnover rate	15	%(C)	27%	73%	37%	37%	40%
For a share outstanding throughout each period

	Period ended		Service Class
	June 30, 2011		Year Ended December 31,
	(unaudited)		2010	2009	2008	2007	2006
Net asset value
Beginning of period/year	$15.79		$13.36	$9.27	$19.36	$19.04	$18.52
Investment operations
Net investment income(A)	0.05		0.07	0.07	0.14	0.15	0.10
Net realized and unrealized gain (loss)	1.09		2.43	4.10	(7.38)	1.51	1.63

Total operations	1.14		2.50	4.17	(7.24)	1.66	1.73

Distributions
From net investment income	—		(0.07)	(0.08)	(0.20)	(0.15)	(0.15)
From net realized gains	—		—	—	(2.65)	(1.19)	(1.06)

Total distributions	—		(0.07)	(0.08)	(2.85)	(1.34)	(1.21)

Net asset value
End of period/year	$16.93		$15.79	$13.36	$9.27	$19.36	$19.04

Total return(B)	7.22	%(C)	18.87%	45.09%	(42.20%)	8.94%	10.06%
Net assets end of period/year (000’s)	$20,739		$16,733	$12,453	$1,852	$1,878	$1,428
Ratio and supplemental data
Expenses to average net assets
After reimbursement/recaptured expense	1.08	%(D)	1.09%	1.09%	1.08%	1.06%	1.07%
Before reimbursement/recaptured expense	1.07	%(D)	1.08%	1.10%	1.08%	1.06%	1.07%
Net investment income, to average net assets	0.57	%(D)	0.54%	0.65%	0.98%	0.74%	0.55%
Portfolio turnover rate	15	%(C)	27%	73%	37%	37%	40%

(A)	Calculated based on average number of shares outstanding.

(B)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(C)	Not annualized.

(D)	Annualized.
Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Multi Managed Large Cap Core VP
NOTES TO FINANCIAL STATEMENTS
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Multi Managed Large Cap Core VP (the “Fund”) is part of TST.
The Fund currently offers two classes of shares; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund, including investment objectives and strategies.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian and pursuant to the terms of the repurchase agreements, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund bears the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities are translated at the exchange rates in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.
Restricted and illiquid securities: Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.
The restricted and illiquid securities at June 30, 2011 are listed in the Schedule of Investments.
Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Fund’s securities exposes the Fund to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Fund seeks to increase its net investment income through the receipt of interest (after rebates and fees).
Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2011 are shown in the Schedule of Investments and Statement of Assets and Liabilities.
Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.
Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.
Commissions recaptured during the period ended June 30, 2011 of $7, are included in net realized gain (loss) in the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Multi Managed Large Cap Core VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. (continued)
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.
Foreign taxes: The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests.
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities (common and preferred stock): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Foreign securities, in which their primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Multi Managed Large Cap Core VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 2. (continued)
Securities lending collateral: Securities lending collateral is a money market fund which is valued at the net assets of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.
Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Board of Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Fund’s Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When the Fund must use fair valuation methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.
The hierarchy classification of inputs used to value the Fund’s investments, at June 30, 2011, are disclosed in the Valuation Summary of the Fund’s Schedule of Investments. Transfers between Levels are considered to have occurred at the end of the reporting period.
For assets and liabilities for which significant unobservable inputs (Level 3) were used, there is a reconciliation of the beginning to the ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases, and sales, and transfers in/out of the Level 3 category during the period. The Level 3 reconciliation, if any, is disclosed in the Valuation Summary of the Fund’s Schedule of Investments.
There were no significant transfers between Level 1 and Level 2 during the period ended June 30, 2011.
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.
TAM, the Fund’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TFS, and TCI. None of the non-independent trustees receive compensation for services as trustees of the Fund or the entities that invest in the Fund.
Investment advisory fees: The Fund pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $250 million	0.75%
Over $250 million	0.70%
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees and certain extraordinary expenses, exceed the following stated annual limit:
0.84% Expense Limit
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived fees.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Multi Managed Large Cap Core VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
During the period ended June 30, 2011, the amount recaptured by the adviser was $6. There are no further amounts available for recapture by the adviser as of June 30, 2011.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2012. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2011 were as follows:

Purchases of securities:
Long-term	$35,217
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	35,877
U.S. Government	—
NOTE 5. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax positions taken for the open tax years (2008-2010), or expected to be taken in the Fund’s 2011 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, capital loss carryforwards, and post-October loss deferrals.
NOTE 6. SUBSEQUENT EVENT
Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Multi Managed Large Cap Core VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 8-9, 2011, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Multi Managed Large Cap Core VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreements (the “Sub-Advisory Agreements”) of the Portfolio between TAM and each of the following sub-advisers: Morgan Stanley Investment Management Inc. (“Morgan Stanley”) and Invesco Advisers, Inc. (“Invesco”) (each a “Sub-Adviser” and together the “Sub-Advisers”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreements and the compensation to be received by TAM and the Sub-Advisers under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreements through June 30, 2012. In reaching their decision, the Trustees requested and received from TAM and the Sub-Advisers such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of a comparable fund managed by one of the Sub-Advisers, as well as information about fees of comparable accounts managed by that Sub-Adviser and standard fees charged by the Sub-Adviser for accounts managed in this strategy. The Trustees also considered information they had previously received from TAM and the Sub-Advisers as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services provided. The Board considered the nature, extent and quality of the services provided by TAM and each Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the investment approach for the Portfolio. The Trustees considered the services provided by TAM for the portion of the management fee it retains after payment of the Sub-Advisers’ fees, including oversight of the performance of administrative, recordkeeping, shareholder relations, regulatory reporting and other functions of the Portfolio as well as “manager of managers” services TAM provides in the form of selection and oversight of the Sub-Advisers. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for each Sub-Adviser and a comparison of trading results against a peer universe of managers. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Advisers, TAM’s management oversight process and the professional qualifications of the portfolio management team of each Sub-Adviser. The Trustees determined that TAM and the Sub-Advisers can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2010. The Board noted that the performance of the Initial Class of the Portfolio was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Advisers, the Board concluded that TAM and the Sub-Advisers are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information about TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio, including the amount of the management fee retained by TAM following payment of the sub-advisory fees. The Trustees noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were in line with the median for its peer group and below the median for its peer universe. The Trustees noted the profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Advisers, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Advisers under the agreements are consistent with TAM’s fiduciary duty under applicable law. The Trustees noted that TAM would over the long term seek to address Morgan Stanley Investment Management Inc.’s negative profitability with respect to management of the Portfolio. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. In evaluating the extent to which the management fees payable under the Investment Advisory Agreement reflects economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM offers breakpoints which benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Advisers, in the future.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Multi Managed Large Cap Core VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)
(unaudited)
Benefits to TAM, its affiliates, or the Sub-Advisers from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub -Advisers from their relationships with the Portfolio are expected to be consistent with industry practice. The Trustees also noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio. The Board also noted that each Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements each Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.
Other considerations. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Advisers. The Trustees also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub -Advisory Agreements and the compensation to be received by TAM and the Sub-Advisers is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreements.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica PIMCO Real Return TIPS VP

UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at May 1, 2011 (commencement of operations) and held for the entire period until June 30, 2011.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetica Expenses(B)
		Ending
	Beginning Account	Account	Expenses Paid	Ending	Expenses Paid	Annualized Expense
Fund Name	Value	Value	During Period (A)	Account Value	During Period (A)	Ratio
Transamerica PIMCO	$1,000.00	$1,007.00	$1.46	$1,006.63	$1.46	0.90%
Real Return TIPS VP Initial Class
Service Class	1,000.00	1,007.00	1.87	1,006.22	1.86	1.15

(A)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (61 days), and divided by the number of days in the year (365 days).

(B)	5% return per year before expenses.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2011
(the following chart summarizes the Schedule of Investments of the Fund by asset type)
(unaudited)

% of Net
Asset Type	Assets
U.S. Government Obligations	93.2%
Repurchase Agreements	44.2
Mortgage-Backed Securities	15.6
Corporate Debt Securities	7.9
Asset-Backed Securities	6.2
Foreign Government Obligations	5.8
U.S. Government Agency Obligation	5.7
Commercial Paper	1.1
Other Assets and Liabilities — Net(A)	(79.7)

Total	100.0%

(A)	The Other Assets and Liabilities — Net category may include, but is not limited to, Forward Currency contracts, Futures Contracts, Swap Agreements, Written Options and Swaptions, and Securities Sold Short.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica PIMCO Real Return TIPS VP
SCHEDULE OF INVESTMENTS
At June 30, 2011
(all amounts in thousands)
(unaudited)

	Principal		Value
U.S. GOVERNMENT OBLIGATIONS - 93.2%
U.S. Treasury Inflation Indexed Bond
0.13%, 04/15/2016		$2,397	$2,451
1.13%, 01/15/2021		1,412	1,467
2.38%, 01/15/2025		203	234
3.63%, 04/15/2028		1,255	1,652
3.88%, 04/15/2029		1,235	1,692
U.S. Treasury Inflation Indexed Note
2.00%, 04/15/2012		1,111	1,136
3.00%, 07/15/2012		5,017	5,235
3.38%, 01/15/2012		1,458	1,490
U.S. Treasury Note
2.13%, 02/15/2041		1,509	1,639

Total U.S. Government Obligations (cost $16,985)			16,996

U.S. GOVERNMENT AGENCY OBLIGATION - 5.7%
Fannie Mae
5.78%, 06/07/2022		1,000	1,044
Total U.S. Government Agency Obligation (cost $1,050)
FOREIGN GOVERNMENT OBLIGATIONS - 5.8%
Australia Government Bond 4.00%, 08/20/2020	AUD	200	359
Italy Buoni Poliennali Del Tesoro 2.10%, 09/15/2021	EUR	521	706

Total Foreign Government Obligations (cost $1,062)			1,065

MORTGAGE-BACKED SECURITIES - 15.6%
DBUBS Mortgage Trust
Series 2011-LC2A, Class A2
3.39%, 07/10/2044 - 144A		$100	100
First Horizon Asset Securities, Inc.
Series 2004-AR7, Class 2A2
2.74%, 02/25/2035 *		100	91
Granite Mortgages PLC
Series 2003-3, Class 1A3
0.67%, 01/20/2044 *		2,378	2,291
GSR Mortgage Loan Trust
Series 2005-AR7, Class 2A1
2.75%, 11/25/2035 *		144	134
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP2, Class A3A
4.68%, 07/15/2042		88	90
Wachovia Bank Commercial Mortgage Trust
Series 2006-WL7A, Class A1
0.28%, 09/15/2021 - 144A *		153	147

Total Mortgage-Backed Securities (cost $2,880)			2,853

ASSET-BACKED SECURITIES - 6.2%
Chester Asset Receivables Dealings
Series 2004-1, Class A
1.01%, 04/15/2016 *		100	156
Commercial Industrial Finance Corp.
Series 2006-2A, Class A1L
0.51%, 03/01/2021 - 144A *		100	93
Series 2007-1A, Class A1L
0.53%, 05/10/2021 - 144A *		100	92
Driver One GmbH
Series 8, Class A
2.00%, 02/21/2017 *		91	132
First Franklin Mortgage Loan Asset Backed Certificates
Series 2005-FF8, Class A2D
0.57%, 09/25/2035 *		$108	$101
Series 2005-FF11, Class A2D
0.53%, 11/25/2035 *		170	147
SLC Student Loan Trust
Series 2009-AA, Class A
4.75%, 06/15/2033 - 144A *		215	217
SLM Student Loan Trust
Series 2009-D, Class A
3.50%, 08/17/2043 - 144A *		186	187

Total Asset-Backed Securities (cost $1,121)			1,125

CORPORATE DEBT SECURITIES - 7.9%
Capital Markets - 0.7%
Goldman Sachs Group, Inc.
1.71%, 01/30/2017 *	EUR	100	135
Chemicals - 0.6%
Lyondell Chemical Co.
11.00%, 05/01/2018		$100	112
Commercial Banks - 3.3%
Barclays Bank PLC
0.42%, 03/23/2017 *		200	194
HSBC Bank PLC
3.10%, 05/24/2016 - 144A		200	200
ING Bank NV
5.00%, 06/09/2021 - 144A §		200	198
Consumer Finance - 0.8%
Ally Financial, Inc.
7.00%, 02/01/2012		100	102
SLM Corp.
5.87%, 12/15/2013 *		50	49
Diversified Financial Services - 0.6%
Ford Motor Credit Co., LLC
7.50%, 08/01/2012		100	105
Diversified Telecommunication Services - 0.8%
TDC A/S
3.50%, 02/23/2015 - Reg S	EUR	100	146
Food & Staples Retailing - 0.5%
Wesfarmers, Ltd.
2.98%, 05/18/2016 - 144A §		$100	100
Paper & Forest Products - 0.6%
Georgia-Pacific LLC
7.13%, 01/15/2017 - 144A		100	105

Total Corporate Debt Securities (cost $1,454)			1,446

COMMERCIAL PAPER - 1.1%
Commercial Banks - 1.1%
Abbey National Treasury Services PLC
1.60% 06/10/2013 *		200	200
Total Commercial Paper (cost $200)

The notes to the financial statements are an integral part of this report. Transamerica Series Trust	Semi-Annual Report 2011

Transamerica PIMCO Real Return TIPS VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value
REPURCHASE AGREEMENTS - 44.2%
Barclays Capital, Inc.
0.01% ▲ dated 06/30/2011, to be repurchased at $1,500 on 07/01/2011. Collateralized by a U.S. Government Obligation, 1.75%, due 01/15/2028, with a value of $1,512.	$1,500	$1,500
Credit Suisse Securities USA 0.01% ▲, dated 06/30/2011, to be repurchased at $3,400 on 07/01/2011. Collateralized by a U.S. Government Obligation, 3.13%, due 05/15/2021, with a value of $3,457.	3,400	3,400
State Street Bank & Trust Co. 0.01% ▲, dated 06/30/2011, to be repurchased at $3,163 on 07/01/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, with a value of $3,228.	3,163	3,163

Total Repurchase Agreements (cost $8,063)		8,063

Total Investment Securities (cost $32,815) #		32,792
Other Assets and Liabilities — Net		(14,547)

Net Assets		$18,245

FUTURES CONTRACTS: γ

				Net Unrealized
Description	Type	Contracts Г	Expiration Date	Appreciation
90-Day Euro	Long	6	06/18/2012	$3
FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in U.S.	Net Unrealized
Currency	(Sold)	Settlement Date	Dollars (Sold)	(Depreciation)
Australian Dollar	(332)	07/06/2011	$(354)	$(2)
Euro	(459)	07/05/2011	(655)	(10)
Euro	(288)	07/05/2011	(411)	(7)
Pound Sterling	(98)	07/05/2011	(156)	(1)

				$(20)

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 06/30/2011.

▲	Rate shown reflects the yield at 06/30/2011.

§	Illiquid. These securities had an aggregate market value of $298, or 1.63%, of the fund’s net assets.

#	Aggregate cost for federal income tax purposes is $32,815. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $42 and $65, respectively. Net unrealized depreciation for tax purposes is $23.

γ	Cash in the amount of $8 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.

Г	Contract amounts are not in thousands.

The notes to the financial statements are an integral part of this report. Transamerica Series Trust	Semi-Annual Report 2011

Transamerica PIMCO Real Return TIPS VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 06/30/2011, these securities aggregated $1,439, or 7.89%, of the fund’s net assets.

AUD	Australian Dollar

EUR	Euro
VALUATION SUMMARY: з

		Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	06/30/2011
Asset-Backed Securities	$—	$1,125	$—	$1,125
Commercial Paper	—	200	—	200
Corporate Debt Securities	—	1,446	—	1,446
Foreign Government Obligations	—	1,065	—	1,065
Mortgage-Backed Securities	—	2,853	—	2,853
Repurchase Agreement	—	8,063	—	8,063
U.S. Government Agency Obligation	—	1,044	—	1,044
U.S. Government Obligations	—	16,996	—	16,996

Total	$—	$32,792	$—	$32,792

		Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable	Total at
Other Financial InstrumentsҒ	Prices	Inputs	Inputs	06/30/2011
Futures Contracts — Appreciation	$3	$—	$—	$3
Forward Foreign Currency Contracts - Depreciation	—	(20)	—	(20)

Total	$3	$(20)	$—	$(17)

з	See the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques.

Ғ	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica PIMCO Real Return TIPS VP
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2011
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $24,752)	$24,729
Repurchase agreements, at value (cost: $8,063)	8,063
Cash on deposit with broker	8
Foreign currency, at value (cost: $2)	2
Receivables:
Shares sold	203
Interest	33
Variation margin	1

33,039

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	14,754
Management and advisory fees	2
Distribution and service fees	1
Audit and tax fees	4
Other	13
Unrealized depreciation on forward foreign currency contracts	20

14,794

Net assets	$18,245

Net assets consist of:
Capital stock ($.01 par value)	$18
Additional paid-in capital	18,119
Undistributed (accumulated) net investment income (loss)	151
Undistributed (accumulated) net realized gain (loss) from investment securities, futures, and
foreign currency transactions	57
Net unrealized appreciation (depreciation) on:
Investment securities	(23)
Futures contracts	3
Translation of assets and liabilities denominated in foreign currencies	(80)

Net assets	$18,245

Net assets by class:
Initial Class	$10,050
Service Class	8,195
Shares outstanding:
Initial Class	998
Service Class	814
Net asset value and offering price per share:
Service Class	$10.07
Initial Class	10.07
STATEMENT OF OPERATIONS
For the period ended June 30, 2011 (A)
(all amounts in thousands)
(unaudited)

Investment income:
Interest income	$171
Expenses:
Management and advisory	14
Distribution and service:
Service Class	1
Printing and shareholder reports	—	(B)
Custody	12
Administration	1
Legal	—	(B)
Audit and tax	4
Trustees	—	(B)
Transfer agent	—	(B)

Total expenses	32

Less waiver/reimbursement	(12)

Net expenses	20

Net investment income	151

Net realized gain (loss) on transactions from:
Investment securities	(13)
Futures contracts	51
Foreign currency transactions	19

	57

Net decrease in unrealized appreciation (depreciation) on:
Investment securities	(23)
Futures contracts	3
Translation of assets and liabilities denominated in foreign currencies	(80)

Change in unrealized appreciation (depreciation)	(100)

Net realized and unrealized loss	(43)

Net increase in net assets resulting from operations	$108

(A)	Commenced operations on May 1, 2011.

(B)	Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica PIMCO Real Return TIPS VP
STATEMENT OF CHANGES IN NET ASSETS
For the period ended:
(all amounts in thousands)

June 30,
2011(A)
(unaudited)
From operations:
Net investment income	$151
Net realized gain (loss) from investment securities, futures contracts, and foreign currency transactions	57
Change in net unrealized appreciation (depreciation) on investment securities, futures contracts, and foreign currency translation	(100)

Net increase in net assets resulting from operations	108

Capital share transactions:
Proceeds from shares sold:
Initial Class	10,000
Service Class	8,224

18,224

Cost of shares redeemed:
Initial Class	(17)
Service Class	(70)

(87)

Net increase in net assets from capital shares transactions	18,137

Net increase in net assets	18,245

Net assets:
Beginning of period	—

End of period	$18,245

Undistributed net investment income	$151

Share activity:
Shares issued:
Initial Class	1,000
Service Class	821

1,821

Shares redeemed:
Initial Class	(2)
Service Class	(7)

(9)

Net increase (decrease) in shares outstanding:
Initial Class	998
Service Class	814

1,812

(A)	Commenced operations on May 1, 2011.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica PIMCO Real Return TIPS VP
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Initial Class		Service Class
	May 1 to		May 1 to
	June 30,		June 30,
	2011(A)		2011(A)
	(unaudited)		(unaudited)
Net asset value
Beginning of period	$10.00		$10.00
Investment operations
Net investment income(B)	0.12		0.12
Net realized and unrealized loss	(0.05)		(0.05)

Total operations	0.07		0.07

Net asset value
End of period	$10.07		$10.07

Total return(C)	0.70	%(D)	0.70	%(D)
Net assets end of period (000’s)	$10,050		$8,195
Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	0.90	%(E)	1.15	%(E)
Before reimbursement/fee waiver	1.49	%(E)	1.74	%(E)
Net investment income, to average net assets	7.27	%(E)	7.56	%(E)
Portfolio turnover rate	148	%(D)	148	%(D)

(A)	Commenced operations on May 1, 2011.

(B)	Calculated based on average number of shares outstanding.

(C)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(D)	Not annualized.

(E)	Annualized.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica PIMCO Real Return TIPS VP
NOTES TO FINANCIAL STATEMENTS
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica PIMCO Real Return TIPS VP (the “Fund”) commenced operations on May 1, 2011. The Fund is part of TST. The Fund is “non-diversified” under the 1940 Act.
The Fund currently offers two classes of shares; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund, including investment objectives and strategies.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian and, pursuant to the terms of the repurchase agreements, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund bears the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.
Forward foreign currency contracts: The Fund is subject to foreign currency exchange rate risk exposure in the normal course of pursuing its investment objectives. The Fund enters into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.
Open forward foreign currency contracts at June 30, 2011 are listed in the Schedule of Investments.
Futures contracts: The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Fund uses futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker either in cash or securities an initial margin in an amount equal to a certain percentage of the contract amount.
Subsequent payments (variation margin) are paid or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or security prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
The open futures contracts at June 30, 2011 are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is included in the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica PIMCO Real Return TIPS VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. (continued)
Treasury inflation-protected securities (“TIPS”): The Funds may invest in TIPS, specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation as measured by the U.S. Consumer Price Index. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost.
Restricted and illiquid securities: Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.
The restricted and illiquid securities at June 30, 2011 are listed in the Schedule of Investments.
Cash overdraft: Throughout the period, the Fund may have cash overdraft balances. A fee is incurred on these overdrafts by a rate based on the federal funds rate.
Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.
There were no commissions recaptured during the period ended June 30, 2011.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica PIMCO Real Return TIPS VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 2. (continued)
Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities (common and preferred stock): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Foreign securities, in which their primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.
Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Asset backed securities: The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.
Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy.
Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy.
U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include TBA securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over the counter (“OTC”) derivative contracts include forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy.
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Fund’s Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When a Fund must use fair valuation methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.
The hierarchy classification of inputs used to value the Fund’s investments, at June 30, 2011, are disclosed in the Valuation Summary of each Fund’s Schedule of Investments. Transfers between Levels are considered to have occurred at the end of the reporting period.
There were no significant transfers between Level 1 and Level 2 during the period ended June 30, 2011.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica PIMCO Real Return TIPS VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.
TAM, the Fund’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TFS, and TCI. None of the non-independent trustees receive compensation for services as trustees of the Fund or the entities that invest in the Fund.
At the commencement of operations, TAM invested in the Fund. As of June 30, 2011, TAM had remaining investments in the Fund as follows:

	Market		% of Fund’s
	Value		Net Assets
Initial Class	$	♦	0.00%∞
Service Class	$	♦	0.00%∞

♦	Value rounds to less than $1.

∞	Percentage rounds to less than 0.01%.
The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at June 30, 2011:

	Market	% of Net
	Value	Assets
Transamerica Asset Allocation — Conservative VP	$10,008	54.85%

Transamerica Madison Conservative Allocation VP	45	0.25

Total	$10,053	55.10%

Investment advisory fees: The Fund pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $250 million	0.70%
Over $250 million up to $750 million	0.65%
Over $750 million up to $1 billion	0.60%
Over $1 billion	0.55%
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees and certain extraordinary expenses, exceed the following stated annual limit:
0.90% Expense Limit
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived/reimbursed fees.
During the period ended June 30, 2011, the amounts waived/reimbursed by the adviser was $12. There were no amounts available for recapture by the adviser as of June 30, 2011.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica PIMCO Real Return TIPS VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2012. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2011 were as follows:

Purchases of securities:
Long-term	$2,182
U.S. Government	44,630
Proceeds from maturities and sales of Securities:
Long-term	479
U.S. Government	26,340

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica PIMCO Real Return TIPS VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS
The Fund is subject to various risks in the normal course of pursuing its investment objective. The volume of futures contracts and forward foreign currency contracts held at period end is indicative of the volume held since inception. The tables below highlight the types of risks and the derivative instruments used to mitigate the risks:
Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2011
Derivatives not accounted for as hedging instruments

	Interest rate	Foreign exchange
Location	contracts	contracts	Total
Asset derivatives
Unrealized appreciation on futures contracts *	$3	$—	$3
Liability derivatives
Unrealized (depreciation) on forward foreign currency contracts	—	(20)	(20)
Total	$3	$(20)	$(17)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Effect of Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2011
Derivatives not accounted for as hedging instruments

	Interest rate	Foreign exchange
Location	contracts	contracts	Total
Realized Gain (Loss) on derivative transactions recognized in income
Net realized gain on futures contracts	$51	$—	$51
Net realized gain on foreign currency transactions ~	—	7	7
Change in Unrealized Appreciation (Depreciation) on derivatives recognized in income
Net increase in unrealized appreciation on futures contracts	3	—	3
Net (decrease) in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	—	(20)	(20)
Total	$54	$(13)	$41

~	Included within net realized gain (loss) on transactions from foreign currency transactions.
For non-exchange traded derivatives (swaps and forward foreign currency contracts), under standard derivatives agreements, the Fund may be required to post collateral on derivatives if the Fund is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.
NOTE 6. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax provisions taken for all open tax years (2011), or expected to be taken in the Fund’s 2011 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, structured notes, foreign bonds, swaps, net operating losses, distribution reclasses for REITs, passive foreign investment companies, foreign currency transactions, capital loss carryforwards, and post-October loss deferrals.
NOTE 7. SUBSEQUENT EVENT
Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica PIMCO Real Return TIPS VP
APPROVAL OF NEW INVESTMENT ADVISORY AND INVESTMENT SUB-ADVISORY AGREEMENT
(unaudited)
At a meeting of the Board Members of Transamerica Series Trust (the “Board”) held on January 6, 2011, the Board, including the Independent Board Members, considered a proposal from Transamerica Asset Management, Inc. (“TAM” or “Management”) regarding approval of a new mandate, Transamerica PIMCO Real Return TIPS VP (the “New Series”). In connection with the approval of the New Series, the Board Members reviewed and considered the proposed investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Series Trust and Transamerica PIMCO Real Return TIPS VP and TAM, as well as the proposed investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the New Series between TAM and Pacific Investment Management Company LLC (“PIMCO” or the “Sub-Adviser”), to determine whether the agreements should be approved for an initial two-year period.
Following their review and consideration, the Board Members determined that the proposed Investment Advisory and Sub-Advisory Agreements should enable the New Series to obtain high quality services at a cost that is appropriate, fair and in the best interests of its shareholders. The Board Members including the Independent Board Members unanimously approved the proposed Investment Advisory and Sub-Advisory Agreements.
In reaching their decision, the Board Members requested and obtained from TAM and PIMCO such information as they deemed reasonably necessary to evaluate the proposed agreements, noting that PIMCO currently manages several other series within the Transamerica fund complex. In considering the proposed approval of the Investment Advisory and Sub-Advisory Agreements, the Board Members evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. The Board Members based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decision and each Board Member may have attributed different weights to the various factors.
The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services expected to be provided by TAM and PIMCO. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and PIMCO, TAM’s management oversight process and the professional qualifications of PIMCO’s portfolio management team. The Board Members determined that TAM and PIMCO can provide investment and related services that are appropriate in scope and extent in light of the New Series’ operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the New Series. The New Series is not yet in existence and therefore has no historical performance for the Board to review. The Board Members were provided with performance for the Transamerica Funds’ retail counterpart to the New Series, and upon which the New Series is modeled. The Board Members noted that the Transamerica Funds’ series outperformed its benchmark for the 1-, 3- and 5-year periods ending September 30, 2010 (annualized). On the basis of the Board Members’ assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and PIMCO, the Board Members concluded that TAM and PIMCO are capable of generating a level of investment performance that is appropriate in light of the New Series’ proposed investment objectives, policies and strategies.
The cost of advisory services provided and the level of profitability. The New Series is not yet in existence and therefore no revenue, cost or profitability data was available for the Board to review. However, the Board reviewed projected profitability information regarding TAM’s costs of procuring portfolio management services as well as the costs of providing administration, transfer agency, fund accounting and other services to the New Series by TAM and its affiliates. The Board Members also reviewed information comparing the fees and expenses of the New Series to those of its Lipper category. The Board Members noted the anticipated profitability of the relationship between the New Series, TAM and its affiliates, and PIMCO, as applicable, and determined that the management and sub-advisory fees to be received by TAM and PIMCO under the agreements are consistent with TAM’s fiduciary duty under applicable law.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the New Series grows. In evaluating the extent to which the management fees payable under the new investment advisory and sub-advisory agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board took note of TAM’s and PIMCO’s pricing schedule and the proposed advisory fee and sub-advisory fee breakpoints, as detailed in the materials provided to the Board, and noted each fee breakpoint with respect to the various asset levels to be achieved by the New Series. The Board concluded that the proposed fees and breakpoints may benefit investors by permitting economies of scale in the form of lower management fees as the level of assets grows for the New Series. The Board Members also noted that, in the future, they would have the opportunity to periodically reexamine whether the New Series has achieved economies of scale and the appropriateness of management fees payable to TAM and fees payable by TAM to PIMCO.
Benefits to TAM, its affiliates, or PIMCO from their relationship with the New Series. The Board noted that TAM believes that other benefits anticipated to be derived by TAM, its affiliates, and PIMCO from their relationships with the New Series are expected to be consistent with industry practice. The Board Members noted that TAM would not realize soft dollar benefits from its relationship with the New Series, and that PIMCO may engage in soft dollar arrangements consistent with applicable law and “best execution” requirements. It was noted, however, that given the nature of the proposed New Series, there were unlikely to be significant brokerage or soft dollar arrangements.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica PIMCO Real Return TIPS VP
APPROVAL OF NEW INVESTMENT ADVISORY AND INVESTMENT SUB-ADVISORY AGREEMENT (continued)
(unaudited)
Other considerations. The Board considered the investment objective of the New Series and its investment strategies and noted that TAM believes that the New Series would enhance the investment options for affiliated insurance companies’ variable annuity products and has the potential to attract assets. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the New Series in a professional manner that is consistent with the best interests of the New Series and its shareholders. In this regard, the Board Members favorably considered TAM’s procedures and policies to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of PIMCO. The Board Members also determined that TAM has made a significant entrepreneurial commitment to the management and success of the New Series, reflected by TAM’s expense limitation and fee waiver arrangements with the New Series that may result in TAM waiving fees for the benefit of shareholders.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica PIMCO Total Return VP
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at January 1, 2011 and held for the entire period until June 30, 2011.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (B)
	Beginning	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized
Fund Name	Account Value	Value	During Period (A)	Value	During Period (A)	Expense Ratio
Transamerica PIMCO Total Return VP
Initial Class	$1,000.00	$1,026.80	$3.42	$1,021.42	$3.41	0.68%
Service Class	1,000.00	1,025.10	4.67	1,020.18	4.66	0.93

(A)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(B)	5% return per year before expenses.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2011
(the following chart summarizes the Schedule of Investments of the Fund by asset type)
(unaudited)

% of Net
Asset Type	Assets
U.S. Government Agency Obligations	36.0%
Corporate Debt Securities	26.4
Foreign Government Obligations	15.3
Mortgage-Backed Securities	9.8
Repurchase Agreements	7.8
Securities Lending Collateral	5.5
Municipal Government Obligations	4.0
U.S. Government Obligations	3.5
Asset-Backed Securities	3.3
Preferred Corporate Debt Securities	1.7
Short-Term U.S. Government Obligations	1.7
Loan Assignments	0.4
Convertible Preferred Stocks	0.1%
Preferred Stock	0.1
Other Assets and Liabilities — Net (A)	(15.6)

Total	100.0%

(A)	The Other Assets and Liabilities — Net category may include, but is not limited to, Forward Currency contracts, Futures Contracts, Swap Agreements, Written Options and Swaptions, and Securities Sold Short.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica PIMCO Total Return VP
SCHEDULE OF INVESTMENTS
At June 30, 2011
(all amounts in thousands)
(unaudited)

	Principal		Value
U.S. GOVERNMENT OBLIGATIONS - 3.5%
U.S. Treasury Bond
3.13%, 05/15/2021 ^		$9,000	$8,975
3.88%, 08/15/2040		1,900	1,740
4.38%, 02/15/2038		1,400	1,409
5.25%, 02/15/2029		1,500	1,731
7.63%, 11/15/2022 ^		8,500	11,913
U.S. Treasury Inflation Indexed Bond
1.13%, 01/15/2021 ^ ץ		44,714	46,432
U.S. Treasury Note
2.13%, 02/15/2041		12,116	13,164
2.25%, 03/31/2016		100	103
2.63%, 08/15/2020 α		689	667

Total U.S. Government Obligations (cost $85,475)			86,134

U.S. GOVERNMENT AGENCY OBLIGATIONS - 36.0%
Fannie Mae
1.48%, 06/01/2043 *		307	307
1.89%, 08/01/2035 *		1,395	1,437
2.07%, 08/01/2035 *		24	25
2.11%, 12/01/2034 *		16	17
2.25%, 05/01/2035 *		977	1,010
2.39%, 07/01/2032 *		8	8
2.41%, 09/01/2035 *		2,075	2,157
2.44%, 10/01/2035 *		23	24
2.49%, 01/01/2028 *		69	73
3.50%, 12/01/2040 - 02/01/2041		44,900	42,994
4.00%, 09/01/2013 - 04/01/2041		309,467	312,820
4.50%, 02/01/2013 - 08/01/2025		56,192	59,731
5.00%, 08/01/2020 - 01/01/2030		28,981	31,197
5.50%, 04/01/2014 - 02/01/2038		14,079	15,299
5.62%, 08/01/2036 *		396	416
6.00%, 08/01/2037		4,629	5,093
6.50%, 06/17/2038		3,700	3,874
Fannie Mae, TBA 3.00%		53,000	52,652
3.50%		45,000	45,816
4.00%		105,000	106,606
4.50%		91,300	96,753
Freddie Mac
0.54%, 12/15/2029 *		69	69
1.48%, 10/25/2044 *		2,037	2,045
1.69%, 07/25/2044 *		1,040	1,014
2.50%, 08/01/2023 - 09/01/2035 *		254	262
3.06%, 09/01/2035 *		2,248	2,351
4.00%, 03/01/2041		96,225	96,284
4.50%, 06/15/2017		93	94
5.00%, 02/15/2020		1,520	1,573
5.50%, 03/15/2017		61	62
6.50%, 07/25/2043		119	134
Ginnie Mae
6.50%, 06/20/2032		7	8
Overseas Private Investment Corp.
Zero Coupon, 12/10/2012 ə		5,700	5,960
Zero Coupon, 04/15/2014		3,900	5,071
U.S. Small Business Administration
4.50%, 02/01/2014		234	245

Total U.S. Government Agency Obligations (cost $885,227)			893,481

FOREIGN GOVERNMENT OBLIGATIONS - 15.3%
Australia Government Bond
4.75%, 06/15/2016 ^	AUD	45,300	48,321
6.00%, 02/15/2017 ^	AUD	14,000	15,792
Brazil Notas do Tesouro Nacional
10.00%, 01/01/2012 - 01/01/2017	BRL	69,050	40,590
Bundesrepublik Deutschland
4.25%, 07/04/2018	EUR	37,100	59,178
Canadian Government Bond
1.50%, 03/01/2012	CAD	45,100	46,865
1.75%, 03/01/2013	CAD	3,700	3,852
2.00%, 08/01/2013	CAD	41,900	43,801
2.25%, 08/01/2014	CAD	97,000	101,644
Export-Import Bank of Korea		$13,100	14,975
8.13%, 01/21/2014
Hong Kong SAR Government Bond
5.13%, 08/01/2014 - 144A ^		2,700	2,955
Korea Expressway Corp.
5.13%, 05/20/2015 - 144A ^		850	912
Republic of Brazil
10.25%, 01/10/2028	BRL	2,050	1,432

Total Foreign Government Obligations (cost $356,189)			380,317

MORTGAGE-BACKED SECURITIES - 9.8%
Adjustable Rate Mortgage Trust
Series 2005-4, Class 1A1
2.77%, 08/25/2035 *		$298	213
Series 2005-5, Class 2A1
2.87%, 09/25/2035 *		345	251
Series 2005-10, Class 1A21
2.94%, 01/25/2036 *		434	314
American Home Mortgage Assets
Series 2006-4, Class 1A12
0.40%, 10/25/2046 *		4,851	2,619
Series 2006-5, Class A1
1.20%, 11/25/2046 *		932	432
American Home Mortgage Investment Trust Series 2005-2, Class 4A1
Series 2005-2, Class 4A1
1.90%, 09/25/2045 *		8	7
Arran Residential Mortgages Funding PLC
Series 2011-1A, Class A1C
1.54%, 11/19/2047 - 144A *		25,500	25,499
Banc of America Funding Corp.
Series 2005-D, Class A1
2.78%, 05/25/2035 *		194	188
Series 2006-J, Class 4A1
5.78%, 01/20/2047 *		231	153
Banc of America Large Loan, Inc.
Series 2010-UB5, Class A4A
5.67%, 02/17/2051 - 144A *		20,000	21,869
Banc of America Merrill Lynch Commercial
Mortgage, Inc.
Series 2007-1, Class A4
5.45%, 01/15/2049		490	530
Banc of America Mortgage Securities, Inc.
Series 2004-L, Class 2A1
2.88%, 01/25/2035 *		1,075	932
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-5, Class 2A1
2.71%, 08/25/2033 *		1,816	1,753

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica PIMCO Total Return VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Adjustable Rate Mortgage Trust (continued)
Series 2003-8, Class 2A1
2.86%, 01/25/2034 *	$108	$106
Series 2003-8, Class 4A1
3.07%, 01/25/2034 *	228	218
Series 2003-9, Class 2A1
2.86%, 02/25/2034 *	262	239
Series 2004-10, Class 22A1
5.02%, 01/25/2035 *	378	339
Series 2005-2, Class A2
2.73%, 03/25/2035 *	787	737
Series 2005-5, Class A2
2.40%, 08/25/2035 *	584	540
Bear Stearns Alt-A Trust
Series 2005-7, Class 22A1
2.92%, 09/25/2035 *	767	556
Series 2006-6, Class 32A1
4.84%, 11/25/2036 *	1,163	685
Series 2006-7, Class 1A2
0.41%, 12/25/2046 *	34	2
Series 2006-8, Class 3A1
0.35%, 02/25/2034 *	980	768
Series 2006-R1, Class 2E21
4.19%, 08/25/2036 *	916	212
Bear Stearns Structured Products, Inc.
Series 2007-R6, Class 1A1
3.19%, 01/26/2036 *	742	473
Series 2007-R6, Class 2A1
5.03%, 12/26/2046 *	504	334
Chaseflex Trust
Series 2007-3, Class 1A2
0.65%, 07/25/2037 *	3,366	1,964
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1
2.37%, 08/25/2035 *	979	930
Series 2005-6, Class A2
2.45%, 08/25/2035 *	728	631
Series 2007-10, Class 22AA
5.66%, 09/25/2037 *	4,892	3,278
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2006-CD3, Class A5
5.62%, 10/15/2048	800	868
Series 2007-CD5, Class A4
5.89%, 11/15/2044 *	400	436
Countrywide Alternative Loan Trust
Series 2003-J1, Class 4A1
6.00%, 10/25/2032	17	18
Series 2003-J3, Class 2A1
6.25%, 12/25/2033	363	373
Series 2005-14, Class 2A1
0.40%, 05/25/2035 *	422	262
Series 2005-56, Class 5A2
0.96%, 11/25/2035 *	986	552
Series 2005-59, Class 1A1
0.53%, 11/20/2035 *	11	7
Series 2005-62, Class 2A1
1.28%, 12/25/2035 *	7	4
Series 2005-81, Class A1
0.47%, 02/25/2037 *	2,239	1,270
Countrywide Alternative Loan Trust (continued)
Series 2006-OA1, Class 2A1
0.40%, 03/20/2046 *	1,780	1,008
Series 2006-OA9, Class 2A1A
0.40%, 07/20/2046 *	14	6
Series 2006-OA17, Class 1A1A
0.38%, 12/20/2046 *	5,522	2,923
Series 2006-OA19, Class A1
0.37%, 02/20/2047 *	2,112	1,097
Series 2007-HY4, Class 1A1
2.89%, 06/25/2037 *	4,241	2,852
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2002-30, Class M
2.82%, 10/19/2032 *	88	60
Series 2003-R4, Class 2A
6.50%, 01/25/2034 - 144A *	657	664
Series 2004-12, Class 11A1
2.92%, 08/25/2034 *	144	107
Series 2004-R1, Class 2A
6.50%, 11/25/2034 - 144A	884	896
Series 2005-HY10, Class 5A1
5.32%, 02/20/2036 *	541	387
Series 2005-R2, Class 1AF1
0.53%, 06/25/2035 - 144A *	1,523	1,377
Series 2006-OA5, Class 2A2
0.49%, 04/25/2036 *	736	145
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-AR15, Class 2A1
2.44%, 06/25/2033 *	991	933
Deutsche ALT-A Securities, Inc., Alternate Loan Trust
Series 2005-AR1, Class 2A1
1.92%, 08/25/2035 *	273	192
First Horizon Asset Securities, Inc.
Series 2005-AR3, Class 2A1
2.85%, 08/25/2035 *	151	126
Fosse Master Issuer PLC
Series 2011-1A, Class A2
1.62%, 10/18/2054 - 144A *	22,100	22,070
Granite Mortgages PLC
Series 2003-3, Class 3A
1.20%, 01/20/2044 *	962	1,488
Series 2004-3, Class 3A2
1.02%, 09/20/2044 *	5,607	8,651
Greenpoint Mortgage Funding Trust
Series 2006-AR7, Class 1A32
0.39%, 12/25/2046 *	777	129
Greenpoint Mortgage Pass-Through Certificates
Series 2003-1, Class A1
2.92%, 10/25/2033 *	321	271
GS Mortgage Securities Corp. II
Series 2007-EOP, Class A1
1.14%, 03/06/2020 - 144A *	1,773	1,753
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1
2.79%, 09/25/2035 *	947	900
Series 2006-AR1, Class 2A1
2.80%, 01/25/2036 *	12	10
Harborview Mortgage Loan Trust
Series 2005-4, Class 4A
2.84%, 07/19/2035 *	573	482

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica PIMCO Total Return VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Harborview Mortgage Loan Trust (continued)
Series 2006-1, Class 2A1A
0.43%, 03/19/2036 *	$2,973	$1,755
Series 2006-5, Class 2A1A
0.37%, 07/19/2046 *	1,353	781
Series 2006-7, Class 2A1A
0.39%, 09/19/2046 *	726	445
Series 2007-1, Class 2A1A
0.32%, 04/19/2038 *	1,794	1,127
IndyMac Index Mortgage Loan Trust
Series 2004-AR11, Class 2A
2.66%, 12/25/2034 *	96	72
Series 2006-AR12, Class A1
0.38%, 09/25/2046 *	857	509
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2007-CB18, Class A4
5.44%, 06/12/2047	210	224
JPMorgan Mortgage Trust
Series 2005-A1, Class 6T1
5.01%, 02/25/2035 *	375	372
Series 2007-A1, Class 5A5
2.97%, 07/25/2035 *	2,754	2,699
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class A3
5.87%, 09/15/2045 *	4,700	5,111
Luminent Mortgage Trust
Series 2006-6, Class 2A1
0.39%, 10/25/2046 *	701	468
MASTR Alternative Loans Trust
Series 2006-2, Class 2A1
0.59%, 03/25/2036 *	356	116
MLCC Mortgage Investors, Inc.
Series 2005-2, Class 1A
1.71%, 10/25/2035 *	12,577	11,218
Series 2005-2, Class 2A
4.25%, 10/25/2035 *	415	345
Series 2005-2, Class 3A
1.21%, 10/25/2035 *	128	105
Series 2005-3, Class 4A
0.44%, 11/25/2035 *	82	70
Series 2005-A10, Class A
0.40%, 02/25/2036 *	427	311
Morgan Stanley Capital I
Series 2007-IQ15, Class A4
5.88%, 06/11/2049 *	400	437
Series 2007-XLFA, Class A1
0.25%, 10/15/2020 - 144A *	1,210	1,180
Nomura Asset Acceptance Corp.
Series 2004-R1, Class A1
6.50%, 03/25/2034 - 144A	903	915
Permanent Master Issuer PLC
Series 2011-1A, Class 1A1
1.67%, 07/15/2042 - 144A *	23,000	23,057
Series 2011-1A, Class 1A3
2.62%, 07/15/2042 - 144A *	16,000	23,214
Residential Accredit Loans, Inc.
Series 2005-QO3, Class A1	586	333
0.59%, 10/25/2045 *
Series 2006-QO6, Class A1	760	279
0.37%, 06/25/2046 *
Residential Asset Securitization Trust
Series 2006-R1, Class A2
0.59%, 01/25/2046 *	763	339
Residential Funding Mortgage Securities I
Series 2003-S9, Class A1
6.50%, 03/25/2032	19	19
Series 2005-SA4, Class 1A21
3.25%, 09/25/2035 *	1,077	732
RMAC Securities PLC
Series 2007-NS1X, Class A2B
0.40%, 06/12/2044 *	15,200	12,393
Sequoia Mortgage Trust
Series 10, Class 2A1
0.95%, 10/20/2027 *	92	83
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-20, Class 3A1
2.61%, 01/25/2035 *	335	271
Series 2005-17, Class 3A1
2.64%, 08/25/2035 *	120	93
Series 2005-18, Class 3A1
2.89%, 09/25/2035 *	3,988	2,977
Structured Asset Mortgage Investments, Inc.
Series 2002-AR3, Class A1
0.85%, 09/19/2032 *	65	56
Series 2005-AR5, Class A1
0.44%, 07/19/2035 *	156	108
Series 2005-AR5, Class A2
0.44%, 07/19/2035 *	165	136
Series 2005-AR5, Class A3
0.44%, 07/19/2035 *	315	289
Series 2005-AR8, Class A1A
0.47%, 02/25/2036 *	364	225
Series 2006-AR3, Class 12A1
0.41%, 05/25/2036 *	2,228	1,238
Series 2006-AR6, Class 2A1
0.38%, 07/25/2046 *	6,030	3,509
Wachovia Bank Commercial Mortgage Trust
Series 2006-WL7A, Class A1
0.28%, 09/15/2021 - 144A *	1,274	1,229
WaMu Mortgage Pass-Through Certificates
Series 2002-AR2, Class A
2.61%, 02/27/2034 *	134	134
Series 2003-AR9, Class 2A
2.78%, 09/25/2033 *	4,302	4,209
Series 2004-AR1, Class A
2.57%, 03/25/2034 *	378	366
Series 2005-AR11, Class A1A
0.51%, 08/25/2045 *	246	201
Series 2006-AR3, Class A1A
1.28%, 02/25/2046 *	1,201	901
Series 2006-AR7, Class 3A
2.95%, 07/25/2046 *	2,364	1,714
Series 2006-AR7, Class C1B2
0.41%, 07/25/2046 *	391	32
Series 2006-AR9, Class 2A
2.95%, 08/25/2046 *	2,063	1,529
Series 2006-AR10, Class 1A1
5.84%, 09/25/2036 *	2,026	1,523
Series 2006-AR17, Class 1A
1.10%, 12/25/2046 *	1,060	657
Series 2006-AR19, Class 1A1A
1.01%, 01/25/2047 *	296	183

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica PIMCO Total Return VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates (continued)
Series 2007-HY1, Class 1A1
5.41%, 02/25/2037 *	$827	$542
Series 2007-HY1, Class 4A1
2.67%, 02/25/2037 *	5,000	3,817
Series 2007-OA1, Class A1A
0.98%, 02/25/2047 *	6,009	3,793
Series 2007-OA3, Class 2A1A
1.04%, 04/25/2047 *	700	489
Series 2007-OA6, Class 1A
1.09%, 07/25/2047 *	994	639
Wells Fargo Mortgage Backed Securities Trust
Series 2003-13, Class A5
4.50%, 11/25/2018	213	216
Series 2004-CC, Class A1
4.91%, 01/25/2035 *	584	568
Series 2004-Z, Class 2A1
2.74%, 12/25/2034 *	754	721
Series 2006-AR4, Class 2A6
5.62%, 04/25/2036 *	569	261
Series 2006-AR8, Class 2A4
2.87%, 04/25/2036 *	1,345	1,227
Series 2006-AR10, Class 5A6
3.15%, 07/25/2036 *	14	11

Total Mortgage-Backed Securities (cost $251,357)		241,662

ASSET-BACKED SECURITIES - 3.3%
Amortizing Residential Collateral Trust
Series 2002-BC4, Class A
0.77%, 07/25/2032 *	6	6
Asset Backed Funding Certificates
Series 2005-OPT1, Class A1MZ
0.54%, 07/25/2035 *	132	117
Series 2006-HE1, Class A2A
0.25%, 01/25/2037 *	17	17
Bear Stearns Asset Backed Securities Trust
Series 2002-2, Class A1
0.85%, 10/25/2032 *	29	26
Series 2006-SD2, Class A2
0.39%, 06/25/2036 *	530	522
Series 2006-SD3, Class 21A1
3.37%, 07/25/2036 *	346	241
Series 2006-SD4, Class 1A1
3.15%, 10/25/2036 *	926	699
Chester Asset Receivables Dealings
Series 2004-1, Class A
1.01%, 04/15/2016 *	13,300	20,792
Citigroup Mortgage Loan Trust, Inc.
Series 2006-NC1, Class A2B
0.30%, 08/25/2036 *	59	55
Series 2007-AHL1, Class A2A
0.23%, 12/25/2036 *	82	79
Countrywide Asset-Backed Certificates
Series 2006-24, Class 2A1
0.24%, 06/25/2047 *	142	142
Series 2006-25, Class 2A1
0.26%, 05/25/2028 *	35	34
Series 2007-5, Class 2A1
0.29%, 09/25/2047 *	580	571
Gazprom OAO Via Gaz Capital SA
8.15%, 04/11/2018 - 144A	1,200	1,412
Gazprom OAO Via Gaz Capital SA (continued)
6.51%, 03/07/2022 ^	10,900	11,554
Series 2
8.63%, 04/28/2034 ^	6,300	7,859
Harbourmaster CLO, Ltd.
Series 5A, Class A1
1.73%, 06/15/2020 - 144A * ə	2,858	3,901
Home Equity Asset Trust
Series 2002-1, Class A4
0.79%, 11/25/2032 *	1	1
JPMorgan Mortgage Acquisition Corp.
Series 2007-CH3, Class A2
0.27%, 03/25/2037 *	143	135
Lehman XS Trust
Series 2006-4N, Class A1B1
0.36%, 04/25/2046 *	271	241
Series 2006-GP4, Class 2A2
0.42%, 08/25/2046 *	268	26
Merrill Lynch Mortgage Investors, Inc.
Series 2006-MLN1, Class A2A
0.26%, 07/25/2037 *	5	5
Morgan Stanley Home Equity Loans
Series 2007-1, Class A1
0.24%, 12/25/2036 *	4	4
Morgan Stanley Mortgage Loan Trust
Series 2007-3XS, Class 2A1A
0.26%, 01/25/2047 *	408	361
New Century Home Equity Loan Trust
Series 2005-2, Class A1ZA
0.45%, 06/25/2035 *	26	25
Penarth Master Issuer PLC
Series 2011-1A, Class A1
0.85%, 05/18/2015 - 144A *	13,300	13,292
Plymouth Rock CLO, Ltd./Inc.
Series 2010-1A, Class A
1.76%, 02/16/2019 - 144A *	11,573	11,565
Securitized Asset Backed Receivables LLC Trust
Series 2007-NC2, Class A2A
0.23%, 01/25/2037 *	448	429
Small Business Administration Participation Certificates
Series 2003-20I, Class 1
5.13%, 09/01/2023	299	321
Series 2004-20C, Class 1
4.34%, 03/01/2024	1,696	1,788
Series 2008-20L, Class 1
6.22%, 12/01/2028	3,298	3,660
Structured Asset Securities Corp.
Series 2002-HF1, Class A
0.48%, 01/25/2033 *	2	1
Series 2006-BC3, Class A2
0.24%, 10/25/2036 *	50	50
Series 2007-GEL1, Class A1
0.29%, 01/25/2037 - 144A *	810	609

Total Asset-Backed Securities (cost $79,356)		80,540

MUNICIPAL GOVERNMENT OBLIGATIONS - 4.0%
Buckeye Tobacco Settlement Financing Authority
5.88%, 06/01/2030	4,400	3,376
Chicago Transit Authority -Class A
6.90%, 12/01/2040	11,100	11,808

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica PIMCO Total Return VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)

	Principal		Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Chicago Transit Authority -Class B
6.90%, 12/01/2040		$7,300	$7,765
Golden State Tobacco Securitization Corp.
5.13%, 06/01/2047		300	197
Kentucky State Property & Building Commission
4.30%, 11/01/2019		500	487
4.40%, 11/01/2020		600	584
5.37%, 11/01/2025		1,100	1,111
Los Angeles Department of Water & Power
5.00%, 07/01/2044		6,900	6,911
Los Angeles Unified School District
Series A-1, Class A
4.50%, 07/01/2022		2,155	2,237
New York City Municipal Water Finance Authority
5.75%, 06/15/2040		6,200	6,775
New York City Transitional Finance Authority
4.73%, 11/01/2023		900	936
4.91%, 11/01/2024		600	627
5.08%, 11/01/2025		600	628
Palomar Community College District
4.75%, 05/01/2032		100	96
State of California
5.65%, 04/01/2039 *		14,400	15,340
State of California - Build America Bonds
7.50%, 04/01/2034		1,100	1,254
7.55%, 04/01/2039		3,400	3,909
State of Illinois
2.77%, 01/01/2012		25,200	25,426
4.42%, 01/01/2015		2,400	2,475
Tobacco Securitization Authority of Southern California
5.13%, 06/01/2046		3,100	2,000
Tobacco Settlement Finance Authority -Series A
7.47%, 06/01/2047		2,545	1,867
Tobacco Settlement Financing Corp.
5.88%, 05/15/2039		100	96
Tobacco Settlement Financing Corp. -Series 1A
5.00%, 06/01/2041		4,000	2,726

Total Municipal Government Obligations (cost $97,925)			98,631

PREFERRED CORPORATE DEBT SECURITIES - 1.7%
Commercial Banks - 1.7%
Barclays Bank PLC
7.43%, 12/15/2017 - 144A * Ž^		2,000	2,040
HSBC Capital Funding, LP
10.18%, 06/30/2030 - 144A * Ž		100	133
Lloyds TSB Bank PLC
12.00%, 12/16/2024 - 144A * Ž		16,500	18,892
Rabobank Nederland NV
11.00%, 06/30/2019 - 144A * Ž		1,910	2,437
Royal Bank of Scotland Group PLC
7.64%, 09/29/2017 Ž		7,000	5,443
Wells Fargo & Co. — Series K
7.98%, 03/15/2018 * Ž^		12,700	13,716

Total Preferred Corporate Debt Securities (cost $40,490)			42,661

CORPORATE DEBT SECURITIES - 26.4%
Capital Markets - 3.7%
Deutsche Bank AG
5.38%, 10/12/2012		19,206	20,262
Goldman Sachs Group, Inc.
1.70%, 02/04/2013 * ^	EUR	800	1,150
1.72%, 11/15/2014 *	EUR	900	1,265
1.78%, 05/23/2016 *	EUR	11,800	16,182
6.25%, 09/01/2017		$5,000	5,517
Lehman Brothers Holdings, Inc.
2.85%, 12/23/2008 Џ ‡		4,800	1,236
5.63%, 01/24/2013 Џ ‡		9,800	2,597
6.88%, 05/02/2018 Џ ‡		1,200	323
Lehman Brothers Holdings, Inc. — Series I
6.75%, 12/28/2017 Џ ‡		4,000	2
Morgan Stanley
0.73%, 10/15/2015 *		1,100	1,041
3.45%, 11/02/2015 ^		13,800	13,670
Morgan Stanley — Series F
6.63%, 04/01/2018		13,900	15,312
UBS AG
1.36%, 02/23/2012 *		5,500	5,535
4.88%, 08/04/2020		6,600	6,676
Commercial Banks - 9.4%
Abbey National Treasury Services PLC
1.85%, 04/25/2014 * ^		14,500	14,413
3.88%, 11/10/2014 - 144A		1,100	1,120
ANZ National International, Ltd.
6.20%, 07/19/2013 - 144A		11,800	12,859
Bank of Nova Scotia
2.90%, 03/29/2016		3,000	3,064
Barclays Bank PLC
1.29%, 01/13/2014 * ^		23,000	23,069
5.45%, 09/12/2012		900	948
6.05%, 12/04/2017 - 144A		6,000	6,353
10.18%, 06/12/2021 - 144A		5,520	6,926
BPCE SA
2.02%, 02/07/2014 - 144A *		29,700	29,904
Canadian Imperial Bank of Commerce
2.00%, 02/04/2013 - 144A		35,800	36,472
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
4.50%, 01/11/2021		25,500	26,039
DnB NOR Boligkreditt
2.90%, 03/29/2016 - 144A		22,000	22,393
Lloyds TSB Bank PLC
2.62%, 01/24/2014 * ^		18,800	19,061
4.38%, 01/12/2015 - 144A		14,000	14,209
5.80%, 01/13/2020 - 144A		2,200	2,203
Stadshypotek AB
1.45%, 09/30/2013 - 144A ^		16,700	16,809
Consumer Finance - 1.8%
Ally Financial, Inc.
3.65%, 06/20/2014 *		6,900	6,746
8.00%, 03/15/2020		8,880	9,435
American Express Credit Corp. — Series C
5.88%, 05/02/2013		15,900	17,117
HSBC Finance Corp.
5.90%, 06/19/2012		7,100	7,446
SLM Corp.
0.50%, 10/25/2011 *		2,000	1,990
0.57%, 01/27/2014 *		800	759
5.13%, 08/27/2012		1,000	1,026

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica PIMCO Real Return TIPS VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)

	Principal		Value
Diversified Financial Services - 9.1%
Bank of America Corp.
6.50%, 08/01/2016 ^		$4,500	$5,019
7.63%, 06/01/2019 ^		15,000	17,375
Bank of America Corp. — Series L
5.65%, 05/01/2018		7,900	8,329
Bear Stearns Cos., LLC
5.70%, 11/15/2014		4,400	4,860
6.40%, 10/02/2017		2,200	2,510
7.25%, 02/01/2018		1,500	1,781
Citigroup, Inc.
2.26%, 08/13/2013 *		14,200	14,465
5.38%, 08/09/2020 ^		1,500	1,565
5.88%, 05/29/2037		1,100	1,091
6.00%, 08/15/2017		5,300	5,804
El Paso Performance-Linked Trust
7.75%, 07/15/2011 - 144A		2,100	2,101
Fiat Finance & Trade SA
9.00%, 07/30/2012	EUR	4,400	6,676
Ford Motor Credit Co., LLC
5.63%, 09/15/2015 ^		$10,845	11,227
7.00%, 10/01/2013		800	855
7.25%, 10/25/2011		1,100	1,117
7.80%, 06/01/2012		1,020	1,067
General Electric Capital Corp.
0.55%, 06/20/2014 *		13,100	12,804
6.50%, 09/15/2067 - 144A *	GBP	1,800	2,846
International Lease Finance Corp.
6.75%, 09/01/2016 - 144A		$4,000	4,260
7.13%, 09/01/2018 - 144A		13,200	14,124
JPMorgan Chase & Co.
4.25%, 10/15/2020		22,900	22,403
4.95%, 03/25/2020		2,400	2,479
6.30%, 04/23/2019		5,400	6,087
JPMorgan Chase Bank NA
6.00%, 10/01/2017		2,200	2,445
Merrill Lynch & Co., Inc.
1.62%, 01/31/2014 *	EUR	2,100	2,974
6.88%, 04/25/2018		$11,100	12,281
Merrill Lynch & Co., Inc. — Series C
6.40%, 08/28/2017		11,200	12,226
Qtel International Finance, Ltd.
4.75%, 02/16/2021 - Reg S		5,000	4,875
SSIF Nevada, LP
0.95%, 04/14/2014 - 144A *		19,800	19,799
Volkswagen International Finance NV
0.70%, 10/01/2012 - 144A *		9,800	9,826
0.86%, 04/01/2014 - 144A *		9,900	9,934
Diversified Telecommunication Services - 0.1%
KT Corp.
4.88%, 07/15/2015 - 144A		900	960
Electric Utilities - 0.1%
Progress Energy, Inc.
6.85%, 04/15/2012 ^		440	461
PSEG Power LLC
6.95%, 06/01/2012		921	971
Energy Equipment & Services - 0.2%
NGPL Pipeco LLC
7.12%, 12/15/2017 - 144A ^		4,100	4,594
Health Care Equipment & Supplies - 0.2%
Boston Scientific Corp.
6.00%, 01/15/2020 ^		3,900	4,222
Health Care Providers & Services - 0.0% ∞
HCA, Inc.
9.25%, 11/15/2016		$600	$637
Insurance - 0.6%
American International Group, Inc.
8.18%, 05/15/2058 *		200	219
8.25%, 08/15/2018		12,300	14,128
Principal Life Income Funding Trusts
5.30%, 04/24/2013		1,000	1,075
Metals & Mining - 0.2%
Gerdau Trade, Inc.
5.75%, 01/30/2021 - 144A		3,100	3,150
Gold Fields Orogen Holding BVI, Ltd.
4.88%, 10/07/2020 - Reg S		3,000	2,840
Oil, Gas & Consumable Fuels - 0.2%
El Paso Corp.
7.75%, 01/15/2032		425	494
7.80%, 08/01/2031		125	146
Kerr-McGee Corp.
6.88%, 09/15/2011		2,500	2,529
Sonat, Inc.
7.63%, 07/15/2011		1,000	1,001
Tobacco - 0.8%
Altria Group, Inc.
9.25%, 08/06/2019 ^		13,000	16,951
9.70%, 11/10/2018		2,500	3,285
Reynolds American, Inc.
7.63%, 06/01/2016		800	960
Wireless Telecommunication Services - 0.0% ∞
AT&T Mobility LLC
6.50%, 12/15/2011		560	574

Total Corporate Debt Securities (cost $646,118)			655,531

LOAN ASSIGNMENTS - 0.4%
Air Freight & Logistics - 0.1%
Delos Aircraft, Inc.
Tranche B2
7.00%, 03/17/2016 *		2,000	2,006
Diversified Financial Services - 0.1%
International Lease Finance Co.
Tranche B1
6.75%, 03/17/2015 *		1,600	1,601
Electric Utilities - 0.1%
Texas Competitive Electric Holding Co., LLC
1st Lien, Tranche B3
3.69%, 10/10/2014 *		3,730	3,115
Health Care Providers & Services - 0.1%
HCA, Inc.
1st Lien, Tranche B
2.50%, 11/18/2013 *		2,951	2,927

Total Loan Assignments (cost $9,907)			9,649

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 1.7%
Fannie Mae
0.03%, 07/21/2011 ▲		9,816	9,816
0.07%, 10/04/2011 ▲		1,400	1,400
0.11%, 12/01/2011 ▲		7,100	7,096
Freddie Mac
0.04%, 07/13/2011 ▲		12,700	12,699
U.S. Treasury Bill
0.03%, 07/28/2011 ▲^ γ α		10,015	10,014

Total Short-Term U.S. Government Obligations (cost $41,025)			41,025

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica PIMCO Total Return VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.1%
Commercial Banks - 0.1%
Wells Fargo & Co. 7.50%	2,900	$3,074
Insurance - 0.0% ∞
American International Group, Inc. 8.50%	63,900	111

Total Convertible Preferred Stocks (cost $7,290)		3,185

PREFERRED STOCK - 0.1%
Thrifts & Mortgage Finance - 0.1%
DG Funding Trust 0.56% 144A * ə §	380	2,880
Total Preferred Stock (cost $4,042)

SECURITIES LENDING COLLATERAL - 5.5%
State Street Navigator Securities Lending
Trust — Prime Portfolio, 0.22% ▲	135,432,054	135,432
Total Securities Lending Collateral (cost $135,432)

	Principal	Value
REPURCHASE AGREEMENTS - 7.8%
Bank of America NA
0.01% ▲, dated 06/30/2011, to be repurchased at $20,300 on 07/01/2011. Collateralized by a U.S. Government Obligation, 3.13%, due 08/31/2013, with a value of $20,698.	$20,300	20,300
Barclays Capital, Inc.
0.01% - 0.10% ▲, dated 06/17/2011 - 06/30/2011, to be repurchased at $67,702 on 07/01/2011 - 07/14/2011. Collateralized by U.S. Government Agency Obligations and a U.S. Government Obligation, 0.27% - 6.00%, due 11/23/2012 - 06/20/2040, with a total value of $69,198. §	67,700	67,700
BNP Paribas
0.01% ▲, dated 06/15/2011, to be repurchased at $22,002 on 07/14/2011. Collateralized by a U.S. Government Agency Obligation, 5.50%, due 06/01/2033, with a value of $22,679. §	22,000	22,000
Citigroup Global Markets
0.03% - 0.04% ▲, dated 06/30/2011, to be repurchased at $50,600 on 07/01/2011. Collateralized by a U.S. Government Agency Obligation and a U.S. Government Obligation, 0.63% - 3.65%, due 07/31/2012 - 12/08/2020, with a total value of $51,501.	50,600	50,600
JPMorgan Securities
0.04% ▲, dated 06/30/2011, to be repurchased at $7,500 on 07/01/2011. Collateralized by a U.S. Government Agency Obligation, 2.27%, due 12/24/2013, with a value of $7,656.	7,500	7,500
State Street Bank & Trust Co.
0.01% ▲, dated 06/30/2011, to be repurchased at $24,117 on 07/01/2011. Collateralized by U.S. Government Agency Obligations, 4.00%, due 12/15/2017, with a total value of $24,601.	24,117	24,117

Total Repurchase Agreements (cost $192,217)		192,217

Total Investment Securities (cost $2,832,050) #		2,863,345
Other Assets and Liabilities — Net		(386,469)

Net Assets		$2,476,876

SECURITIES SOLD SHORT — (9.5%) □
U.S. GOVERNMENT AGENCY OBLIGATIONS — (9.5%)
Fannie Mae, TBA
4.00%	(207,000)	$(206,999)
5.00%	(11,000)	(11,688)
5.50%	(12,000)	(12,951)
6.00%	(4,000)	(4,387)

Total Securities Sold Short [proceeds $(237,537)]		(236,025)

	Notional Amount	Value
WRITTEN-OPTIONS — (0.0%)
Call Options — (0.0%) ∞
10-Year U.S. Treasury Note Future	$(48)	(5)
Call Strike $125.00
Expires 07/22/2011
5-Year U.S. Treasury Note Future	(281)	(64)
Call Strike $120.00
Expires 07/22/2011
Euro Future	(660)	(205)
Call Strike $99.38
Expires 09/19/2011
Put Options — (0.0%) ∞
10-Year U.S. Treasury Note Future	(48)	(20)
Put Strike $121.00
Expires 07/22/2011
5-Year U.S. Treasury Note Future	(428)	(90)
Put Strike $118.00
Expires 07/22/2011
Euro Future	(660)	(20)
Put Strike $99.38
Expires 09/19/2011
OTC USD vs CAD	(8,300)	(4)
Put Strike $0.93
Expires 08/03/2011 ∂§
OTC USD vs CAD	(8,400)	(4)
Put Strike $0.93
Expires 08/03/2011 ∂ §
OTC USD vs CAD	(8,300)	(4)
Put Strike $0.93
Expires 08/03/2011 ∂ §

Total Written Options [premiums: $(664)]		(416)

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust	Semi-Annual Report 2011

Transamerica PIMCO Total Return VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
WRITTEN SWAPTIONS:

		Pay/Receive	Exercise	Expiration		Premiums
Description	Floating Rate Index	Floating Rate	Rate	Date	Notional Amount	(Received)	Value

Call — Interest Rate Swap, European Style §	2-Year OC FVA USD	Receive	$0.00■	11/14/2011	$(70,000)	$(760)	$(1,147)
Call — Interest Rate Swap, European Style	5-Year IRO USD	Receive	1.80	08/24/2011	(36,900)	(70)	(59)
Put — Interest Rate Swap, European Style	2-Year IRO USD	Pay	2.25	09/24/2012	(5,500)	(37)	(28)
Put — Interest Rate Swap, European Style	2-Year IRO USD	Pay	2.25	09/24/2012	(2,000)	(11)	(10)
Put — Interest Rate Swap, European Style	5-Year IRO USD	Pay	2.50	08/24/2011	(36,900)	(151)	(75)
Put — Interest Rate Swap, European Style	3-Year IRO USD	Pay	2.75	06/18/2012	(25,400)	(249)	(119)
Put — Interest Rate Swap, European Style	3-Year IRO USD	Pay	2.75	06/18/2012	(23,800)	(247)	(111)
Put — Interest Rate Swap, European Style	3-Year IRO USD	Pay	3.00	06/18/2012	(4,500)	(43)	(16)
Put — Interest Rate Swap, European Style	3-Year IRO USD	Pay	3.00	06/18/2012	(4,100)	(36)	(15)
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pay	10.00	07/10/2012	(2,300)	(16)	(♦ )
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pay	10.00	07/10/2012	(22,700)	(139)	(♦ )
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pay	10.00	07/10/2012	(1,200)	(8)	(♦ )
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pay	10.00	07/10/2012	(500)	(3)	(♦ )

						$(1,770)	$(1,580)

SWAP AGREEMENTS: π
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES — BUY PROTECTION: (1)

				Implied Credit Spread				Net Unrealized
				(BP) at	Notional Amount	Market	Premiums	Appreciation
Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty	06/30/2011(3)	(4)	Value	(Received)	(Depreciation)

BFC Genesee, Ltd.
1.93%, 01/01/2041 §	2.25%	01/10/2041	CBK	—	$2,460	$2,378	$—	$2,378
Montauk Point CDO, Ltd. 2006-2A A4
1.73%, 04/06/2046 §	2.22	01/06/2046	FBF	—	2,500	2,388	—	2,388
North America High Yield Index
Series 15, 5.00%	5.00	12/20/2015	BRC	417.19	56,700	(1,216)	(1,876)	660
North America Investment Grade Index
Series 14,1.00%	1.00	06/20/2015	DUB	70.03	27,500	(194)	(104)	(90)
North America Investment Grade Index
Series 14,1.00%	1.00	06/20/2015	UAG	70.03	8,800	(62)	(33)	(29)
North America Investment Grade Index
Series 15,1.00%	1.00	12/20/2015	MYC	78.96	20,200	(114)	(86)	(28)

						$3,180	$(2,099)	$5,279

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES — SELL PROTECTION: (2)

				Implied Credit Spread (BP)			Premiums	Net Unrealized
	Fixed Deal Receive			at 06/30/2011	Notional Amount		Paid	Appreciation
Reference Obligation	Rate	Maturity Date	Counterparty	(3)	(4)	Market Value	(Received)	(Depreciation)

Goldman Sachs Group, Inc.
6.60%, 01/15/2012	1.00%	03/20/2012	BRC	36.82	$2,100	$9	$—	$9
Reynolds American, Inc.
7.63%, 06/1/2016	1.28	06/20/2017	GST	145.66	2,100	(29)	—	(29)
Time Warner, Inc.
5.88%, 11/15/2016	1.19	03/20/2014	DUB	35.22	410	(9)	—	(9)

						$(29)		$(29)

CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION: (1)

								Net Unrealized
					Notional Amount	Market Value		Appreciation
Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty	Currency Code	(4)	(5)	Premiums Paid	(Depreciation)

Dow Jones North America
Investment Grade Index
Series 5, 0.14%	0.14%	12/20/2012	MYC	USD	$13,400	$36	$—	$36
North America High Yield Index
Series 14, 5.00%	5.00	06/20/2015	DUB	USD	6,600	(187)	395	(582)
North America High Yield Index
Series 14, 5.00%	5.00	06/20/2015	CBK	USD	11,000	(312)	701	(1,013)

						$(463)	$1,096	$(1,559)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica PIMCO Total Return VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
SWAP AGREEMENTS (continued): π
CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION:(2)

					Notional Amount	Market Value	Premiums	Net Unrealized
Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty	Currency Code	(4)	(5)	Paid	(Depreciation)

Dow Jones North America
Investment Grade Index
Series 5, 0.46%	0.46%	12/20/2015	MYC	USD	$9,600	$(731)	$—	$(731)
INTEREST RATE SWAP AGREEMENTS — FIXED RATE RECEIVABLE:

Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Currency Code	Notional Amount	Market Value	Premiums Paid	Net Unrealized (Depreciation)

BRL-CDI §	11.89%	01/02/2013	HUS	BRL	$84,100	$300	$308	$(8)
INTEREST RATE SWAP AGREEMENTS — FIXED RATE PAYABLE:

							Premiums	Net Unrealize
							Paid	Appreciation
Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Currency Code	Notional Amount	Market Value	(Received)	(Depreciation)

3-Month USD-LIBOR	3.50%	06/17/2016	RYL	USD	$320,100	$(945)	$(359)	$(586)
6-Month AUD BBR-BBSW	5.50	12/15/2017	DUB	AUD	7,800	(70)	(31)	(39)
6-Month AUD BBR-BBSW	5.50	12/15/2017	BRC	AUD	12,600	(113)	(56)	(57)
BRL-CDI	11.67	01/02/2012	MYC	BRL	14,500	266	26	240
BRL-CDI	11.02	01/02/2012	UAG	BRL	13,000	88	—	88
BRL-CDI	12.51	01/02/2013	UAG	BRL	22,700	(7)	(18)	11
BRL-CDI	11.98	01/02/2013	MYC	BRL	61,800	285	318	(33)
BRL-CDI	11.91	01/02/2013	BRL	BRL	13,600	39	40	(1)
BRL-CDI	11.94	01/02/2014	BRL	BRL	38,200	(155)	81	(236)
BRL-CDI	11.99	01/02/2014	GLM	BRL	11,000	8	2	6
BRL-CDI	11.96	01/02/2014	GLM	BRL	143,800	47	(76)	123
BRL-CDI	12.12	01/02/2014	HUS	BRL	41,100	142	65	77
MXN-TIIE-Banxico §	6.50	03/05/2013	MYC	MXN	237,600	164	(9)	173

						$(251)	$(17)	$(234)

FUTURES CONTRACTS:

				Net Unrealized
				Appreciation
Description	Type	Contracts r	Expiration Date	(Depreciation)

10-Year U.S. Treasury Note	Short	(794)	09/21/2011	$(1,055)
3-Month EURIBOR	Long	1,817	09/19/2011	291
90-Day Euro	Long	2,782	12/19/2011	1,565
90-Day Euro	Long	2,181	03/19/2012	2,062
90-Day Euro	Long	175	06/15/2015	(75)
90-Day Euro	Long	358	09/14/2015	(153)
German Euro BOBL	Long	2,681	09/08/2011	64

				$2,699

FORWARD FOREIGN CURRENCY CONTRACTS: □

			Amount in U.S.	Net Unrealized
		Settlement	Dollars Bought	Appreciation
Currency	Bought (Sold)	Date	(Sold)	(Depreciation)

Australian Dollar	(60,888)	07/29/2011	$(63,451)	$(1,606)
Brazilian Real	68,915	08/02/2011	43,099	734
Brazilian Real	(68,915)	08/02/2011	(42,757)	(1,076)
Brazilian Real	(68,915)	09/02/2011	(42,826)	(724)
Canadian Dollar	(80,369)	09/19/2011	(81,498)	(1,666)
Canadian Dollar	(80,368)	09/19/2011	(81,582)	(1,582)
Chinese Yuan Renminbi	8,180	09/14/2011	1,232	35
Chinese Yuan Renminbi	5,085	09/14/2011	767	21
Chinese Yuan Renminbi	(8,000)	09/14/2011	(1,241)	1
Chinese Yuan Renminbi	6,499	09/14/2011	978	29
Chinese Yuan Renminbi	12,193	09/14/2011	1,839	49
Chinese Yuan Renminbi	22,724	11/04/2011	3,559	(31)
Chinese Yuan Renminbi	16,939	11/15/2011	2,558	73

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica PIMCO Total Return VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
FORWARD FOREIGN CURRENCY CONTRACTS (continued): □

			Amount in U.S.	Net Unrealized
		Settlement	Dollars Bought	Appreciation
Currency	Bought (Sold)	Date	(Sold)	(Depreciation)

Chinese Yuan Renminbi	14,036	02/13/2012	$2,200	$(10)
Chinese Yuan Renminbi	25,334	02/13/2012	3,930	22
Chinese Yuan Renminbi	11,604	02/13/2012	1,800	10
Chinese Yuan Renminbi	20,245	02/13/2012	3,144	14
Chinese Yuan Renminbi	8,509	02/13/2012	1,324	3
Chinese Yuan Renminbi	10,365	02/13/2012	1,611	6
Chinese Yuan Renminbi	30,727	02/13/2012	4,778	15
Chinese Yuan Renminbi	25,696	02/13/2012	4,032	(23)
Chinese Yuan Renminbi	24,628	02/13/2012	3,865	(23)
Chinese Yuan Renminbi	25,715	02/13/2012	4,036	(24)
Chinese Yuan Renminbi	25,199	02/13/2012	3,911	20
Chinese Yuan Renminbi	26,589	02/13/2012	4,124	24
Chinese Yuan Renminbi	25,646	02/13/2012	3,980	21
Chinese Yuan Renminbi	24,245	02/13/2012	3,763	19
Chinese Yuan Renminbi	9,826	02/13/2012	1,526	6
Chinese Yuan Renminbi	49,946	02/13/2012	7,694	98
Chinese Yuan Renminbi	25,845	02/01/2013	4,120	1
Chinese Yuan Renminbi	33,160	02/01/2013	5,233	55
Chinese Yuan Renminbi	12,078	02/01/2013	1,919	7
Chinese Yuan Renminbi	8,000	08/05/2013	1,277	15
Danish Krone	3,240	08/08/2011	643	(14)
Euro	2,766	07/18/2011	4,031	(21)
Euro	1,040	07/18/2011	1,484	24
Euro	1,057	07/18/2011	1,534	(2)
Euro	2,054	07/18/2011	2,999	(22)
Euro	615	07/18/2011	892	♦
Euro	(14,811)	07/18/2011	(21,008)	(459)
Euro	(40,770)	07/18/2011	(58,343)	(749)
Euro	(10,368)	07/18/2011	(14,910)	(118)
Euro	4,999	07/18/2011	7,146	100
Euro	467	07/18/2011	654	22
Euro	(56,161)	07/18/2011	(80,998)	(401)
Indian Rupee	544,107	08/12/2011	11,592	486
Indian Rupee	331,582	08/12/2011	7,342	18
Japanese Yen	(682,507)	07/14/2011	(8,148)	(331)
Malaysian Ringgit	118	08/11/2011	38	1
Mexican Peso	65,176	07/07/2011	5,580	(17)
Mexican Peso	(252,559)	07/07/2011	(21,685)	128
Mexican Peso	65,109	07/07/2011	5,580	(23)
Mexican Peso	75,942	07/07/2011	6,510	(28)
Mexican Peso	(18,794)	07/07/2011	(1,510)	(94)
Mexican Peso	65,127	07/07/2011	5,580	(21)
Mexican Peso	252,559	11/18/2011	21,401	(104)
Norwegian Krone	(76,845)	08/08/2011	(13,937)	(272)
Norwegian Krone	137,966	08/08/2011	26,161	(651)
Pound Sterling	(32,996)	09/13/2011	(54,180)	1,273
Pound Sterling	421	09/13/2011	689	(14)
Republic of Korea Won	(9,835,156)	08/12/2011	(9,110)	(100)
Republic of Korea Won	28,000,000	08/12/2011	25,438	783
Republic of Korea Won	(8,906,700)	08/12/2011	(8,250)	(91)
Republic of Korea Won	(9,835,156)	08/12/2011	(9,110)	(100)
Republic of Korea Won	3,702,000	08/12/2011	3,394	73
Republic of Korea Won	14,000,000	11/14/2011	12,798	268
Republic of Korea Won	10,127,872	11/14/2011	9,256	197
Singapore Dollar	4,834	09/09/2011	3,928	9
Singapore Dollar	3,400	09/09/2011	2,768	♦
Singapore Dollar	6,000	09/09/2011	4,827	58
Singapore Dollar	6,000	09/09/2011	4,870	16
Singapore Dollar	5,000	09/09/2011	4,061	10
Singapore Dollar	4,000	09/09/2011	3,248	8
Taiwan Dollar	90,000	01/11/2012	3,144	4
Taiwan Dollar	110,000	01/11/2012	3,831	16
Taiwan Dollar	74,352	01/11/2012	2,595	5
Taiwan Dollar	110,000	01/11/2012	3,835	13
Taiwan Dollar	110,000	01/11/2012	3,834	13

				$(5,594)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica PIMCO Total Return VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:
ˆ	All or a portion of this security is on loan. The value of all securities on loan is $132,714.

*	Floating or variable rate note. Rate is listed as of 06/30/2011.

Ə	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. These securities had a total market value of $12,729, or 0.51%, of the fund’s net assets.

Ž	The security has a perpetual maturity. The date shown is the next call date.

Џ	In default.

s	Value and/or principal rounds to less than $1.

∞	Percentage rounds to less than 0.1%.

▲	Rate shown reflects the yield at 06/30/2011.

‡	Non-income producing security.

■	Amount rounds to less than $0.01.

§	Illiquid. At 06/30/2011, the market value of illiquid investment securities aggregated $92,580, or 3.74%, of the fund’s net assets, and illiquid derivatives aggregated to $4,071, or 0.16%, of the fund’s net assets.

#	Aggregate cost for federal income tax purposes is $2,832,050. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $80,114 and $48,819, respectively. Net unrealized appreciation for tax purposes is $31,295.

┌	Contract amounts are not in thousands.

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

γ	A portion of these securities in the amount of $9,904 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.

α	A portion of these securities in the amount of $769 has been segregated as collateral with the broker for open swaps contracts and/or for swaptions.

π	Securities with an aggregate market value of $270 and cash in the amount of $7,110 has been pledged by the broker as collateral with the custodian for open swap contracts and/or swaptions.

□	Cash in the amount of $800 has been segregated as collateral with the broker for open short TBA transactions.

◘	Cash in the amount of $2,520 is segregated as collateral with the broker to cover open forward foreign currency contracts.
DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 06/30/2011, these securities aggregated $405,593, or 16.38%, of the fund’s net assets.
AUD	Australian Dollar
BP	Basis Point
BRC	Barclays Bank PLC
BRL	Brazilian Real
CAD	Canadian Dollar
CBK	Citibank N.A.
CDI	Credit Default Index
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
DUB	Deutsche Bank AG
EUR	Euro

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica PIMCO Total Return VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
DEFINITIONS (continued):

EURIBOR	Euro InterBank Offered Rate
FBF	Credit Suisse
FVA	Forward Volatility Agreement
GBP	Pound Sterling
GLM	Goldman Sachs Global Liquidity Management
GST	Goldman Sachs Trust
HUS	HSBC Bank USA
IRO	Interest Rate Option
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
MYC	Morgan Stanley Capital Services
RYL	Royal Bank of Scotland PLC
TBA	To Be Announced
UAG	UBS AG
USD	United States Dollar
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	06/30/2011
Asset-Backed Securities	$—	$80,540	$—	$80,540
Convertible Preferred Stocks	3,185	—	—	3,185
Corporate Debt Securities	—	655,531	—	655,531
Foreign Government Obligations	—	380,317	—	380,317
Loan Assignments	—	9,649	—	9,649
Mortgage-Backed Securities	—	241,662	—	241,662
Municipal Government Obligations	—	98,631	—	98,631
Preferred Corporate Debt Securities	—	42,661	—	42,661
Preferred Stock	—	—	2,880	2,880
Repurchase Agreements	—	192,217	—	192,217
Securities Lending Collateral	135,432	—	—	135,432
Short-Term U.S. Government Obligations	—	41,025	—	41,025
U.S. Government Agency Obligations	—	893,481	—	893,481
U.S. Government Obligations	—	86,134	—	86,134
Total	$138,617	$2,721,848	$2,880	$2,863,345

		Level 2 -
		Other	Level 3 -
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Securities Sold Short	Prices	Inputs	Inputs	06/30/2011
U.S. Government Agency Obligations	$—	$(236,025)	$—	$(236,025)

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Other Financial Instruments	Prices	Inputs	Inputs	06/30/2011
Written Options	$—	$(416)	$—	$(416)
Written Swaptions	—	(1,580)	—	(1,580)
Total	$—	$(1,996)	$—	$(1,996)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica PIMCO Total Return VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
VALUATION SUMMARY (continued):Э

		Level 2 -
		Other	Level 3 -
		Significant	Significant
	Level 1 -Quoted	Observable	Unobservable	Total at
Other Financial Instruments F	Prices	Inputs	Inputs	06/30/2011
Futures Contracts — Appreciation	$3,982	$—	$—	$3,982
Futures Contracts — Depreciation	(1,283)	—	—	(1,283)
Credit Default Swap — Appreciation	—	5,471	—	5,471
Credit Default Swap — Depreciation	—	(2,511)	—	(2,511)
Interest Rate Swap — Appreciation	—	718	—	718
Interest Rate Swap — Depreciation	—	(960)	—	(960)
Forward Foreign Currency Contracts — Appreciation	—	4,803		4,803
Forward Foreign Currency Contracts — Depreciation	—	(10,397)	—	(10,397)
Total	$2,699	$(2,876)	$—	$(177)
Level 3 Rollforward — Investment Securities

										Net Change in
										Unrealized
										Appreciation/
	Beginning Balance			Accrued Discounts/	Total Realized	Net Change in Unrealized Appreciation	Transfers into	Transfers out of Level	Ending Balance at	(Depreciation) on Investments Held at
Securities	at 12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	/(Depreciation)	Level 3	3ø	06/30/2011	06/30/2011/
Asset-Backed Securities	$13,454	$—	$(1,927)	$—	$—	$38	$—	$11,565	$—	$—
Mortgage-Backed Securities	236	—	—	—	—	(236)	—	—	—	—
Preferred Stocks	2,901	—	—	—	—	(21)	—	—	2,880	(21)
Total	$16,591	$—	$(1,927)	$—	$—	$(219)	$—	$11,565	$2,880	$(21)

Э	See the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques.

₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

[f]	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 6/30/2011 may be due to an investment no longer held or categorized as Level 3 at period end.

ø	Transferred out of Level 3 because of availability of observable inputs.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica PIMCO Total Return VP
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2011
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $2,639,833)	$2,671,128
(including securities loaned of $132,714)
Repurchase agreements, at value (cost: $192,217)	192,217
Foreign currency, at value(cost: $7,249)	7,282
Receivables:
Investment securities sold	424,259
Shares sold	736
Interest	18,881
Securities lending income (net)	19
Prepaid expenses	22
Unrealized appreciation on swap agreements	6,189
Premium paid on swap agreements	1,936
Unrealized appreciation on forward foreign currency contracts	4,803

3,327,472

Liabilities:
Cash deposit due to broker	10,430
Due to custodian	27
Accounts payable and accrued liabilities:
Investment securities purchased	445,618
Shares redeemed	2,115
Management and advisory fees	1,246
Distribution and service fees	113
Trustees fees	7
Transfer agent fees	2
Administration fees	40
Printing and shareholder reports fees	143
Audit and tax fees	6
Variation margin	722
Other	158
Collateral for securities on loan	135,432
Unrealized depreciation on forward foreign currency contracts	10,397
Written options and swaptions, at value (premium: $2,434)	1,996
Unrealized depreciation on swap agreements	3,471
Premium received on swap agreements	2,648
Securities sold short, at value (proceeds: $237,537)	236,025

850,596

Net assets	$2,476,876

Net assets consist of:
Capital stock ($.01 par value)	$2,085
Additional paid-in capital	2,313,242
Undistributed (accumulated) net investment income (loss)	91,334
Undistributed (accumulated) net realized gain (loss) from investment securities, futures, written option and swaption contracts, swap agreements, securities sold short, and foreign currency transactions	37,033
Net unrealized appreciation (depreciation) on:
Investment securities	31,295
Futures contracts	2,699
Written option and swaption contracts	438
Swap agreements	2,718
Translation of assets and liabilities denominated in foreign currencies	(5,480)
Securities sold short	1,512

Net assets	$2,476,876

Net assets by class:
Initial Class	$1,915,450
Service Class	561,426
Shares outstanding:
Initial Class	161,105
Service Class	47,443
Net asset value and offering price per share:
Initial Class	$11.89
Service Class	11.83
STATEMENT OF OPERATIONS
For the period ended June 30, 2011
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income	$296
Interest income (including withholding taxes on foreign interest of $5)	36,683
Securities lending income (net)	144

37,123

Expenses:
Management and advisory	7,116
Distribution and service:
Service Class	624
Printing and shareholder reports	90
Custody	281
Administration	230
Legal	58
Audit and tax	8
Trustees	33
Transfer agent	8
Other	37

Total expenses	8,485

Net investment income	28,638

Net realized gain (loss) on transactions from:
Investment securities	(1,872)
Futures contracts	1,935
Written option and swaption contracts	2,934
Swap agreements	(1,295)
Foreign currency transactions	(8,647)
Securities sold short	(2,069)

(9,014)

Net increase in unrealized appreciation (depreciation) on:
Investment securities	35,662
Futures contracts	2,522
Written option and swaption contracts	810
Swap agreements	680
Translation of assets and liabilities denominated in foreign currencies	(719)
Securities sold short	1,403

Change in unrealized appreciation (depreciation)	40,358

Net realized and unrealized gain	31,344

Net increase in net assets resulting from operations	$59,982

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica PIMCO Total Return VP
STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(all amount in thousands)

	June 30, 2011	December 31,
	(unaudited)	2010
From operations:
Net investment income	$28,638	$65,536
Net realized gain (loss) from investment securities, futures contracts, written option and swaption contracts, swap agreements, and foreign currency transactions	(9,014)	49,855
Change in net unrealized appreciation (depreciation) on investment securities, futures contracts, written option and swaption contracts, swap agreements, and foreign currency translation	40,358	23,688

Net increase in net assets resulting from operations	59,982	139,079

Distributions to shareholders:
From net investment income:
Initial Class	—	(72,972)
Service Class	—	(16,464)

	—	(89,436)

From net realized gains:
Initial Class	—	(2,498)
Service Class	—	(576)

	—	(3,074)

Total distributions to shareholders	—	(92,510)

Capital share transactions:
Proceeds from shares sold:
Initial Class	178,926	721,931
Service Class	114,598	285,834

	293,524	1,007,765

Dividends and distributions reinvested:
Initial Class	—	75,470
Service Class	—	17,040

	—	92,510

Cost of shares redeemed:
Initial Class	(162,723)	(354,119)
Service Class	(43,196)	(76,692)

	(205,919)	(430,811)

Net increase in net assets from capital shares transactions	87,605	669,464

Net increase in net assets	147,587	716,033

Net assets:
Beginning of period/year	2,329,289	1,613,256

End of period/year	$2,476,876	$2,329,289

Undistributed net investment income	$91,334	$62,696

Share activity:
Shares issued:
Initial Class	15,158	62,095
Service Class	9,790	24,407

	24,948	86,502

Shares issued-reinvested from distributions:
Initial Class	—	6,401
Service Class	—	1,449

	—	7,850

Shares redeemed:
Initial Class	(13,989)	(29,934)
Service Class	(3,720)	(6,583)

	(17,709)	(36,517)

Net increase (decrease) in shares outstanding:
Initial Class	1,169	38,562
Service Class	6,070	19,273

	7,239	57,835

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica PIMCO Total Return VP
FINANCIAL HIGHLIGHTS

	Period ended		Initial Class
	June 30, 2011		Year Ended December 31,
For a share outstanding throughout each period	(unaudited)		2010	2009	2008	2007		2006
Net asset value
Beginning of period/year	$11.58		$11.25	$10.66	$11.65	$10.98		$10.91
Investment operations
Net investment income(A)	0.15		0.36	0.52	0.55	0.50		0.45
Net realized and unrealized gain (loss)	0.16		0.46	1.16	(0.86)	0.46		—

Total operations	0.31		0.82	1.68	(0.31)	0.96		0.45

Distributions
From net investment income	—		(0.47)	(0.73)	(0.51)	(0.29)	(B)	(0.38)
From net realized gains	—		(0.02)	(0.36)	(0.17)	—		—

Total distributions	—		(0.49)	(1.09)	(0.68)	(0.29)		(0.38)

Net asset value
End of period/year	$11.89		$11.58	$11.25	$10.66	$11.65		$10.98

Total return(C)	2.68	%(D)	7.19%	16.03%	(2.79%)	8.95%		4.21%
Net assets end of period/year (000’s)	$1,915,450		$1,851,891	$1,365,123	$1,213,602	$1,292,286		$976,434
Ratio and supplemental data
Expenses to average net assets	0.68	%(E)	0.69%	0.70%	0.70%	0.70%		0.73%
Net investment income, to average net assets	2.54	%(E)	3.05%	4.62%	4.87%	4.47%		4.13%
Portfolio turnover rate	54	%(D)	418%	729%	740%	728%		709%

	Period ended		Service Class
	June 30, 2011		Year Ended December 31,
For a share outstanding throughout each period	(unaudited)		2010	2009	2008	2007		2006
Net asset value
Beginning of period/year	$11.54		$11.23	$10.66	$11.67	$11.00		$10.93
Investment operations
Net investment income(A)	0.13		0.33	0.48	0.51	0.47		0.42
Net realized and unrealized gain (loss)	0.16		0.46	1.17	(0.85)	0.47		0.01

Total operations	0.29		0.79	1.65	(0.34)	0.94		0.43

Distributions
From net investment income	—		(0.46)	(0.72)	(0.50)	(0.27)		(0.36)
From net realized gains	—		(0.02)	(0.36)	(0.17)	—	(B)	—

Total distributions	—		(0.48)	(1.08)	(0.67)	(0.27)		(0.36)

Net asset value
End of period/year	$11.83		$11.54	$11.23	$10.66	$11.67		$11.00

Total return(C)	2.51	%(D)	6.93%	15.75%	(3.07%)	8.80%		3.90%
Net assets end of period/year (000’s)	$561,426		$477,398	$248,133	$65,268	$32,336		$24,957
Ratio and supplemental data	0.93	%(E)
Expenses to average net assets			0.94%	0.95%	0.95%	0.95%		0.98%
Net investment income, to average net assets	2.31	% (E)	2.80%	4.28%	4.55%	4.23%		3.86%
Portfolio turnover rate	54	%(D)	418%	729%	740%	728%		709%

(A)	Calculated based on average number of shares outstanding.

(B)	Rounds to less than $(0.01).

(C)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(D)	Not annualized.

(E)	Annualized.
Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica PIMCO Total Return VP
NOTES TO FINANCIAL STATEMENTS
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica PIMCO Total Return VP (the “Fund”) is part of TST.
The Fund currently offers two classes of shares; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund, including investment objectives and strategies.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian and, pursuant to the terms of the repurchase agreements, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund bears the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.
Forward foreign currency contracts: The Fund is subject to foreign currency exchange rate risk exposure in the normal course of pursuing its investment objectives. The Fund enters into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.
Open forward foreign currency contracts at June 30, 2011 are listed in the Schedule of Investments.
Option and swaption contracts: The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund enters into option contracts to manage exposure to various market fluctuations. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts; the possibility of an illiquid market; and an inability of the counterparty to meet the contract terms.
The Fund writes call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. When the Fund writes a covered call or put option/swaption, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. Premiums received from writing options/swaptions which expire are treated as realized gains. Premiums received from writing options/swaptions which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. Options are marked-to-market daily to reflect the current value of the option/swaption written.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica PIMCO Total Return VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands) (unaudited)
NOTE 1. (continued)
The Fund purchases put and call options on foreign or U.S. securities, indices, futures, swaps (“swaptions”), and commodities. Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Fund pays a premium, which is included in the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying futures, swaps, security, commodity, or currency transaction to determine the realized gain or loss. Realized gains or losses are reflected in the realized gains or losses of investment securities on the Statement of Operations.
The underlying face amounts of open option and swaption contracts at June 30, 2011 are listed in the Schedule of Investments.
Transactions in written options were as follows:

	Premium	Notional Amount
Balance at December 31, 2010	$212	$10,436
Sales	1,422	28,601
Closing Buys	(887)	(2,112)
Expirations	(83)	(9,800)
Exercised	—	—

Balance at June 30, 2011	$664	$27,125
Transactions in written swaptions were as follows:

	Premium	Notional Amount
Balance at December 31, 2010	$4,935	$631,000
Sales	221	73,800
Closing Buys	(1,804)	(214,200)
Expirations	(1,582)	(254,800)
Exercised	—	—

Balance at June 30, 2011	$1,770	$235,800
Futures contracts: The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk, and commodity risk in the normal course of pursuing its investment objective. The Fund uses futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker either in cash or securities an initial margin in an amount equal to a certain percentage of the contract amount.
Subsequent payments (variation margin) are paid or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or security prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
The open futures contracts at June 30, 2011 are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is included in the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica PIMCO Total Return VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. (continued)
Swap agreements: Swap agreements are privately negotiated agreements between the Fund and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Fund enters into credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage exposure to credit, currency interest rate risk, and commodity risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gains or losses on the Statement of Operations. Specific risks and accounting related to each type of swap agreement are identified and described in the following paragraphs:
Credit default swap agreements: The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund enters into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).
Under a credit default swap, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
The Fund sells credit default swaps which exposes it to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swaps are disclosed in the Schedule of Investments. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swaps is included in the footnotes to the Schedule of Investments. If a defined credit event had occurred during the period, the swaps’ credit-risk-related contingent features would have been triggered and the Fund would have been required to pay the notional amounts for the credit default swaps with a sell protection less the value of the contracts’ related reference obligations.
Interest rate swap agreements: The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. To help hedge against this risk, the Fund enters into interest rate swap contracts. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. A fund with interest rate swap agreements can elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional principal amount. The risks of interest rate swaps include changes in market conditions which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Short sales: A short sale is a transaction in which a Fund sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Fund is obligated to replace the borrowed securities at the market price at the time of replacement. The Fund’s obligation to replace the securities borrowed in connection with a short sale is fully secured by collateral deposited with the custodian. In addition, the Fund considers the short sale to be a borrowing by the Fund that is subject to the asset coverage requirements of the 1940 Act. The Fund incurs a profit or a loss, depending upon whether the market price of the securities decrease or increase between the date of the short sale and the date on which the Fund must replace the borrowed securities. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Fund may be unable to replace borrowed securities sold short.
When investing in short sales the Fund is liable for any dividends payable on securities while those securities are in a short position and also bears other costs, such as charges for the prime brokerage accounts, in connection with its short positions. These costs are reported as broker expense on securities sold short in the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica PIMCO Total Return VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. (continued)
Loan participations/assignments: Participations/assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Fund to supply additional cash to the borrowers on demand. Loan participations/assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Fund assumes the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.
The Fund may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. Loan participations typically represent direct participation in loans to corporate borrowers, and generally are offered by banks or other financial institutions or lending syndicates. The Fund that participates in such syndications, or can buy a portion of the loans, becoming part lenders. Loans are often administered by agent banks acting as agents for all holders.
The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless, under the terms of the loans or other indebtedness, the funds have direct recourse against the corporate borrowers, the Fund may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.
The Fund held no unsecured loan participations at June 30, 2011.
To be announced (“TBA”) purchase commitments: TBA purchase commitments are entered into to purchase securities for a fixed price at a future date, typically not to exceed 45 days. They are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, in addition to the risk of decline in the value of the Fund’s other assets. Unsettled TBA purchase commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuations.
The Fund had TBA’s outstanding as of June 30, 2011, which are included in Investment securities sold and Investment securities purchased on the Statement of Assets and Liabilities.
Restricted and illiquid securities: Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.
The illiquid securities at June 30, 2011 are listed in the Schedule of Investments.
Cash overdraft: Throughout the period, the Fund may have cash overdraft balances. A fee is incurred on these overdrafts by a rate based on the federal funds rate.
Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Fund’s securities exposes the Fund to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Fund seeks to increase its net investment income through the receipt of interest (after rebates and fees).
Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2011 are shown in the Schedule of Investments and Statement of Assets and Liabilities.
Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica PIMCO Total Return VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. (continued)
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.
Foreign taxes: The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests.
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Easterm Time, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities (common and preferred stock): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Foreign securities, in which their primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.
Securities lending collateral: Securities lending collateral is a money market fund which is valued at the net assets of the underlying portfolios and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.
Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica PIMCO Total Return VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 2. (continued)
Asset backed securities: The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.
Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy.
Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy.
U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include TBA securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over the counter (“OTC”) derivative contracts include forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy.
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Fund’s Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these intruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When the Fund must use fair valuation methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.
The hierarchy classification of inputs used to value the Fund’s investments at, June 30, 2011, are disclosed in the Valuation Summary of the Fund’s Schedule of Investments. Transfers between Levels are considered to have occurred at the end of the reporting period.
For assets and liabilities for which significant unobservable inputs (Level 3) were used, there is a reconciliation of the beginning to the ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. The Level 3 reconciliation, if any, is disclosed in the Valuation Summary of the Fund’s Schedule of Investments.
There were no significant transfers between Level 1 and Level 2 during the period ended June 30, 2011.
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.
TAM, the Fund’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica PIMCO Total Return VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
Certain officers and trustees of the Fund are also officers of TAM, TFS, and TCI. None of the non-independent trustees receive compensation for services as trustees of the Fund or the entities that invest in the Fund.
The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at June 30, 2011:

	Market	% of Net
	Value	Assets
Transamerica Asset Allocation — Moderate VP	$571,353	23.07%
Transamerica Asset Allocation — Moderate Growth VP	418,375	16.89
Transamerica Asset Allocation — Conservative VP	313,667	12.66
Transamerica BlackRock Tactical Allocation VP	55,557	2.24
Transamerica International Moderate Growth VP	23,181	0.94
Transamerica Madison Conservative Allocation VP	168	0.01
Transamerica Madison Moderate Growth Allocation VP	12	0.00	(A)

Total	$1,382,313	55.81%

(A)	Amount rounds to less than 0.01%.
Investment advisory fees: The Fund pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $250 million	0.675%
Over $250 million up to $750 million	0.65%
Over $750 million	0.60%
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees and certain extraordinary expenses, exceed the following stated annual limit:
0.80% Expense Limit
Prior to May 1, 2011, the expense limit was 1.00%
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously reimbursed/waived fees.
During the period ended June 30, 2011, there were no amounts reimbursed/waived or recaptured by the adviser. There are no amounts available for recapture by the adviser as of June 30, 2011.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2012. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica PIMCO Total Return VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2011 were as follows:

Purchases of securities:
Long-term	$1,361,363
U.S. Government	119,874
Proceeds from maturities and sales of securities:
Long-term	699,003
U.S. Government	511,535
NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS
The Fund is subject to various risks in the normal course of pursuing its investment objective. The volume of written options and written swaptions held at period end is indicative of the volume held throughout the period. The volume of futures contracts held throughout the period increased from two contracts at the beginning of the period to seven contracts at the end of the period. The volume of forward foreign currency contracts fluctuated throughout the period beginning with 48 at the beginning of the period and ending at 78 at the end of the period. The volume of swaps held at period end is indicative of the volume held throughout the period.
Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2011
Derivatives not accounted for as hedging instruments

	Interest rate	Foreign exchange
Location	contracts	contracts	Credit contracts	Total
Asset derivatives
Premium paid on swap agreements	$840	$—	$1,096	$1,936
Unrealized appreciation on swap agreements	718	—	5,471	6,189
Unrealized appreciation on futures contracts	3,982	—	—	3,982 *
Unrealized appreciation on forward foreign currency contracts	—	4,803	—	4,803
Liability derivatives
Written options and swaption, at value	(1,984)	(12)	—	(1,996)
Premium (received) on swap agreements	(549)	—	(2,099)	(2,648)
Unrealized (depreciation) on swap agreements	(960)	—	(2,511)	(3,471)
Unrealized (depreciation) on futures contracts	(1,283)	—	—	(1,283)*
Unrealized (depreciation) on forward foreign currency contracts	—	(10,397)	—	(10,397)

Total	$764	$(5,606)	$1,957	$(2,885)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica PIMCO Total Return VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 5. (continued)
Effect of Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2011
Derivatives not accounted for as hedging instruments

	Interest rate	Foreign exchange
Location	contracts	contracts	Credit contracts	Total
Realized Gain (Loss) on derivatives recognized in income
Net realized gain on written options and swaptions	$2,851	$83	$—	$2,934
Net realized gain (loss) on swap agreements	517	—	(1,812)	(1,295)
Net realized gain on futures contracts	1,935	—	—	1,935
Net realized (loss) on foreign currency transactions ~	—	(14,349)	—	(14,349)
Change in Unrealized Appreciation (Depreciation) on derivatives recognized in income
Net increase in unrealized appreciation on written options and swaptions	699	111	—	810
Net increase (decrease) in unrealized appreciation (depreciation) on swap agreements	(552)	—	1,232	680
Net increase in unrealized appreciation on futures contracts	2,522	—	—	2,522
Net (decrease) in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	—	(513)	—	(513)

Total	$7,972	$(14,668)	$(580)	$(7,276)

~	Included within net realized gain (loss) on transactions from foreign currency transactions.
For non-exchange traded derivatives (swaps and forward foreign currency contracts), under standard derivatives agreements, the Fund may be required to post collateral on derivatives if the Fund is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.
NOTE 6. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax positions taken for the open tax years (2008-2010), or expected to be taken in the Fund’s 2011 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, capital loss carryforwards, and post-October loss deferrals.
NOTE 7. SUBSEQUENT EVENT
Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica PIMCO Total Return VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 8-9, 2011, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica PIMCO Total Return VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and Pacific Investment Management Company LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2012. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about standard fees for comparable funds and accounts managed by the Sub-Adviser, as well as information about performance of comparable funds and a composite of comparable accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the investment approach for the Portfolio. The Trustees considered the services provided by TAM for the portion of the management fee it retains after payment of the Sub-Adviser’s fee, including oversight of the performance of administrative, recordkeeping, shareholder relations, regulatory reporting and other functions of the Portfolio as well as “manager of managers” services TAM provides in the form of selection and oversight of the Sub-Adviser. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2010. The Board noted that the performance of the Initial Class of the Portfolio was below the median for its peer universe for the past 1-year period and above the median for the past 3- and 5- year periods. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information about TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio, including the amount of the management fee retained by TAM following payment of the sub-advisory fee. The Trustees noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the median for its peer group and below the median for its peer universe. The Trustees noted the profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice. The Trustees also noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica PIMCO Total Return VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)
(unaudited)
Other considerations. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica ProFund UltraBear VP
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at January 1, 2011 and held for the entire period until June 30, 2011.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(B)		Annualized
	Beginning	Ending	Expenses Paid	Ending	Expenses Paid	Expense
Fund Name	Account Value	Account Value	During Period (A)	Account Value	During Period (A)	Ratio(C)
Transamerica ProFund UltraBear VP
Service Class	$1,000.00	$879.80	$5.73	$1,018.70	$6.16	1.23%

(A)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(B)	5% return per year before expenses.

(C)	Expense ratios do not include expenses of the investment companies in which the fund invests.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2011
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

% of Net
Asset Type	Assets
Investment Companies	71.0%
Repurchase Agreement	17.7
Other Assets and Liabilities — Net (A)	11.3

Total	100.0%

(A)	The Other Assets and Liabilities — Net category may include, but is not limited to, Forward Currency contracts, Futures Contracts, Swap Agreements, Written Options and Swaptions, and Securities Sold Short.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica ProFund UltraBear VP
SCHEDULE OF INVESTMENTS
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
INVESTMENT COMPANIES — 71.0%
Capital Markets - 71.0%
SSC Government Money Market Fund	5,895,980	$5,896
SSgA Money Market Fund	5,895,980	5,896
SSgA Prime Money Market Fund	5,895,980	5,896
State Street Institutional Liquid Reserves Fund	5,895,980	5,896

Total Investment Companies (cost $23,584)		23,584

	Principal	Value
REPURCHASE AGREEMENT — 17.7%
State Street Bank & Trust Co. 0.01% ▲, dated	$5,896	$5,896
06/30/2011, to be repurchased at $5,896 on 07/01/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, with a value of $6,016.
Total Repurchase Agreement (cost $5,896)
Total Investment Securities (cost $29,480) #		29,480

Other Assets and Liabilities — Net		3,737

Net Assets		$33,217

FUTURES CONTRACTS: γ

				Net Unrealized
Description	Type	Contracts┌	Expiration Date	(Depreciation)
S&P 500 E-Mini Index	Short	(1,025)	09/16/2011	$(2,255)
NOTES TO SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 06/30/2011.

#	Aggregate cost for federal income tax purposes is $29,480.

γ	Cash in the amount of $6,569 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.

┌	Contract amounts are not in thousands.
VALUATION SUMMARY: Э

		Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable	Value at
	Prices	Inputs	Inputs	06/30/2011
Investment Companies	$23,584	$—	$—	$23,584
Repurchase Agreement	—	5,896	—	5,896

Total	$23,584	$5,896	$—	$29,480

Level 2 -
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Other Financial Instruments ғ	Prices	Inputs	Inputs	6/30/2011
Futures Contracts — Depreciation	($2,255)	$—	$—	($2,255)
Э See the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques.
ғ Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust	Semi-Annual Report 2011

Transamerica ProFund UltraBear VP
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2011
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment companies, at value (cost: $23,584)	$23,584
Repurchase agreement, at value (cost: $5,896)	5,896
Cash on deposit with broker	6,569

36,049

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	535
Management and advisory fees	19
Distribution and service fees	6
Audit and tax fees	7
Printing and shareholder reports fees	6
Other	4
Variation margin	2,255

2,832

Net assets	$33,217

Net assets consist of:
Capital stock ($.01 par value)	$91
Additional paid-in capital	49,242
Undistributed (accumulated) net investment (loss)	(88)
Undistributed (accumulated) net realized gain (loss) from investments in investment companies and futures contracts	(13,773)
Net unrealized appreciation (depreciation) on:
Futures contracts	(2,255)

Net assets	$33,217

Shares outstanding	9,069
Net asset value and offering price per share	$3.66
STATEMENT OF OPERATIONS
For the period ended June 30, 2011
(all amounts in thousands)
(unaudited)

Investment income:
Interest income	$1
Expenses:
Management and advisory	62
Distribution and service	18
Printing and shareholder reports	3
Custody	6
Administration	2
Legal	—	(A)
Audit and tax	6
Trustees	—	(A)
Transfer agent	—	(A)
Other	1

Total expenses	98

Less waiver/reimbursement	(9)

Net expenses	89

Net investment loss	(88)

Net realized gain (loss) on transactions from:
Investment companies	(3)
Futures contracts	(2,417)

	(2,420)

Net decrease in unrealized appreciation (depreciation) on:
Futures contracts	(1,627)

Net realized and unrealized loss	(4,047)

Net decrease In net assets resulting from operations	$(4,135)

(A)	Rounds to less than $1.

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust	Semi-Annual Report 2011

Transamerica ProFund UltraBear VP
STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(all amounts in thousands)

	June 30, 2011	December 31,
	(unaudited)	2010
From operations:
Net investment loss	$(88)	$(250)
Net realized loss from investment companies and futures contracts	(2,420)	(10,860)
Change in net unrealized appreciation (depreciation) on investments in investment companies and futures contracts	(1,627)	(594)

Net decrease in net assets resulting from operations	(4,135)	(11,704)

Capital share transactions:

Proceeds from shares sold	46,316	86,376

Cost of shares redeemed	(22,378)	(62,253)

Net increase in net assets resulting from capital shares transactions	23,938	24,123

Net increase in net assets	19,803	12,419

Net assets:
Beginning of period/year	13,414	995

End of period/year	$33,217	$13,414

Accumulated net investment loss	$(88)	$—

Share activity:
Shares issued	11,861	15,254
Shares redeemed	(6,019)	(12,202)

Net increase (decrease) in shares outstanding	5,842	3,052

The notes to the financial statements are an integral part of this report.
Transamerica Series Trust	Semi-Annual Report 2011

Transamerica ProFund UltraBear VP
FINANCIAL HIGHLIGHTS

	Period ended		Service Class
	June 30, 2011		December 31,	May 1 to Dec
For a share outstanding throughout each period	(unaudited)		2010	31, 2009(A)
Net asset value
Beginning of period/year	$4.16		$5.68	$10.00
Investment operations
Net investment loss(B),(C)	(0.02)		(0.07)	(0.05)
Net realized and unrealized loss	(0.48)		(1.45)	(4.27)

Total operations	(0.50)		(1.52)	(4.32)

Net asset value
End of period/year	$3.66		$4.16	$5.68

Total return(D)	(12.02	)%(E)	(26.76)%	(43.20	)%(E)

Net assets end of period/year (000’s)	$33,217		$13,414	$995
Ratio and supplemental data
Expenses to average net assets(F)
After reimbursement/fee waiver	1.23	%(G)	1.23%	1.23	%(G)
Before reimbursement/fee waiver	1.35	%(G)	1.29%	12 .53	%(G)
Net investment loss, to average net assets(C)	(1.21	)%(G)	(1.22)%	(1.21	)%(G)
Portfolio turnover rate	—%		—%	—%

(A)	Commenced operations on May 1, 2009.

(B)	Calculated based on average number of shares outstanding.

(C)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying affiliated investment companies in which the fund invests.

(D)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(E)	Not annualized.

(F)	Does not include expenses of the affiliated investment companies in which the fund invests.

(G)	Annualized.

Note:	Prior to January 1, 2010, all of the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica ProFund UltraBear VP
NOTES TO FINANCIAL STATEMENTS
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica ProFund UltraBear VP (the “Fund”) is part of TST. The Fund is “non-diversified” under the 1940 Act.
The Fund currently offers one class of shares: a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund, including investment objectives and strategies.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian and, pursuant to the terms of the repurchase agreements, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund bears the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Option and swaption contracts: The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund enters into option contracts to manage exposure to various market fluctuations. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts; the possibility of an illiquid market; and an inability of the counterparty to meet the contract terms.
The Fund purchases put and call options on foreign or U.S. securities, indices, futures, swaps (“swaptions”), and commodities. Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Fund pays a premium, which is included in the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying futures, swaps, security, commodity, or currency transaction to determine the realized gain or loss. Realized gains or losses are reflected in the realized gains or losses of investment securities on the Statement of Operations.
Futures contracts: The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Fund uses futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker either in cash or securities an initial margin in an amount equal to a certain percentage of the contract amount.
Subsequent payments (variation margin) are paid or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or security prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
The open futures contracts at June 30, 2011 are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is included in the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica ProFund UltraBear VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. (continued)
Cash overdraft: Throughout the period, the Fund may have cash overdraft balances. A fee is incurred on these overdrafts by a rate based on the federal funds rate.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Investment company securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy.
Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.
Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over the counter (“OTC”) derivative contracts include forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica ProFund UltraBear VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 2. (continued)
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Fund’s Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these intruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When the Fund must use fair valuation methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.
The hierarchy classification of inputs used to value the Fund’s investments, at June 30, 2011, are disclosed in the Valuation Summary of the Fund’s Schedule of Investments. Transfers between Levels are considered to have occurred at the end of the reporting period.
There were no transfers into or out of any Levels as described above during the period ended June 30, 2011.
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.
TAM, the Fund’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TFS, and TCI. None of the non-independent trustees receive compensation for services as trustees of the Fund or the entities that invest in the Fund.
At the commencement of operations, TAM invested in the Fund. As of June 30, 2011, TAM had remaining investments in the Fund as follows:

		% of Fund’s
	Value	Net Assets
Service Class	$92	0.28%
Investment advisory fees: The Fund pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $250 million	0.85%
Over $250 million up to $750 million	0.80%
Over $750 million	0.75%
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees and certain extraordinary expenses, exceed the following stated annual limit:
0.98% Expense Limit
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived fees.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica ProFund UltraBear VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
During the period ended June 30, 2011, the amount reimbursed/waived by the adviser was $9. The following amounts were available for recapture by the adviser as of June 30, 2011:

	Reimbursement of	Available for Recapture
	Expenses	Through
Fiscal Year 2009:	$47	12/31/2012
Fiscal Year 2010:	13	12/31/2013
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s shares, amounts equal to actual expenses associated with distributing the shares.
The Fund is authorized under the Distribution Plan to pay fees up to a limit of 0.25% for Service Class.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.
NOTE 4. INVESTMENT TRANSACTIONS
There were no proceeds from securities purchased or securities sold (excluding short-term securities) for the period ended June 30, 2011.
NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS
The Fund is subject to various risks in the normal course of pursuing its investment objective. The volume of derivatives held at period end is indicative of the volume held throughout the period. The tables below highlight the types of risks and the derivative instruments used to mitigate the risks:
Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2011
Derivatives not accounted for as hedging instruments

	Equity
Location	contracts
Liability derivatives
Unrealized (depreciation) on futures contracts	$(2,255	)*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2011
Derivatives not accounted for as hedging instruments

Location	Equity contracts
Realized Gain (Loss) on derivatives recognized in income	$(3)
Net realized (loss) on purchased options ^
Net realized (loss) on futures contracts	(2,417)
Change in Unrealized Appreciation (Depreciation) on derivatives recognized in income	(1,627)
Net (decrease) in unrealized (depreciation) on futures contracts

Total	$(4,047)

^	Included within net realized gain (loss) on transactions from Investment securities.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica ProFund UltraBear VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 6. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax provisions taken for all open tax years (2009-2010), or expected to be taken in the Fund’s 2011 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, structured notes, foreign bonds, swaps, net operating losses, distribution reclasses for REITs, passive foreign investment companies, foreign currency transactions, capital loss carryforwards, and post-October loss deferrals.
NOTE 7. SUBSEQUENT EVENT
Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica ProFund UltraBear VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 8-9, 2011, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica ProFund UltraBear VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and ProFund Advisors LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2012. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees of comparable funds managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the investment approach for the Portfolio. The Trustees considered the services provided by TAM for the portion of the management fee it retains after payment of the Sub-Adviser’s fee, including oversight of the performance of administrative, recordkeeping, shareholder relations, regulatory reporting and other functions of the Portfolio as well as “manager of managers” services TAM provides in the form of selection and oversight of the Sub-Adviser. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for the one-year period ended December 31, 2010, noting that the Portfolio’s inception date was May 1, 2009. The Board noted that the performance of the Service Class of the Portfolio was below the median for its peer universe for the past 1-year period. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information about TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio, including the amount of the management fee retained by TAM following payment of the sub-advisory fee. The Trustees noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Service Class of the Portfolio were below the medians for its peer universe. The Trustees noted the profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica ProFund UltraBear VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)
(unaudited)
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice. The Trustees also noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio.
Other considerations. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Systematic Small/Mid Cap Value VP
(formely, Transamerica Small/ Mid Cap Value VP)
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at January 1, 2011 and held for the entire period until June 30, 2011. ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(B)
	Beginning	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized
Fund Name	Account Value	Value	During Period (A)	Value	During Period (A)	Expense Ratio
Transamerica Systematic Small/Mid Cap Value VP
Initial Class	$1,000.00	$1,094.90	$4.57	$1,020.43	$4.41	0.88%
Service Class	1,000.00	1,093.80	5.87	1,019.19	5.66	1.13

(A)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(B)	5% return per year before expenses.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2011
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

% of Net
Asset Type	Assets
Common Stocks	98.6%
Securities Lending Collateral	25.6
Other Assets and Liabilities — Net	(24.2)

100.0%

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Systematic Small/Mid Cap Value VP
(formerly, Transamerica Small/Mid Cap Value VP)
SCHEDULE OF INVESTMENTS
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS — 98.6%
Aerospace & Defense — 1.0%
Curtiss-Wright Corp. ^	18,300	$592
Ducommun, Inc. ^	32,000	658
Triumph Group, Inc. ^	22,475	2,239
Air Freight & Logistics — 1.1%
Air Transport Services Group, Inc. ‡^	80,000	548
Atlas Air Worldwide Holdings, Inc. ‡^	55,325	3,292
Auto Components — 1.7%
Lear Corp. ^	110,100	5,888
Automobiles — 0.7%
Harley-Davidson, Inc. ^	58,900	2,413
Beverages — 0.3%
Constellation Brands, Inc. — Class A ‡	46,000	958
Building Products — 1.1%
AO Smith Corp. ^	25,500	1,079
Gibraltar Industries, Inc. ‡^	84,284	954
Owens Corning, Inc. ‡^	50,675	1,892
Capital Markets — 2.9%
Duff & Phelps Corp. — Class A ^	55,500	712
Invesco, Ltd. ^	140,000	3,277
LPL Investment Holdings, Inc. ‡^	24,800	848
Piper Jaffray Cos. ‡^	25,000	720
Raymond James Financial, Inc. ^	101,000	3,247
Stifel Financial Corp. ‡^	21,750	780
Waddell & Reed Financial, Inc. — Class A ^	17,800	647
Chemicals — 2.4%
A Schulman, Inc. ^	40,700	1,025
Agrium, Inc.	20,500	1,799
Ferro Corp. ‡^	63,200	849
Huntsman Corp.	169,332	3,192
Omnova Solutions, Inc. ‡^	95,244	663
PolyOne Corp. ^	75,000	1,160
Commercial Banks — 6.2%
City National Corp. ^	13,000	705
Fifth Third Bancorp ^	347,250	4,426
First Citizens BancShares, Inc. — Class A	11,407	2,136
First Community Bancshares, Inc. ^	62,004	868
Huntington Bancshares, Inc. ^	510,000	3,346
KeyCorp ^	520,000	4,332
Lakeland Bancorp, Inc.	25,302	253
Sandy Spring Bancorp, Inc. ^	54,600	982
Texas Capital Bancshares, Inc. ‡^	26,400	682
Trustco Bank Corp.	63,100	309
Umpqua Holdings Corp. ^	94,800	1,097
Washington Trust Bancorp, Inc. ^	29,678	682
Webster Financial Corp. ^	95,500	2,007
Commercial Services & Supplies — 0.7%
HNI Corp.	23,000	578
Steelcase, Inc. — Class A ^	70,000	797
United Stationers, Inc. ^	29,625	1,050
Communications Equipment — 1.2%
Alcatel-Lucent ADR ‡^	470,000	2,713
Harmonic Lightwaves, Inc. ‡^	127,000	918
KVH Industries, Inc. ‡^	63,824	678
Computers & Peripherals — 0.8%
QLogic Corp. ‡^	39,300	626
Western Digital Corp. ‡	58,850	2,141
Construction & Engineering — 1.6%
Chicago Bridge & Iron Co. NV — Class Y	17,800	692
EMCOR Group, Inc. ‡^	30,000	879
KBR, Inc.	105,850	3,990
Consumer Finance — 2.7%
Discover Financial Services	184,300	4,930
SLM Corp.	264,400	4,445
Containers & Packaging — 0.4%
Packaging Corp. of America ^	25,000	700
Temple-Inland, Inc. ^	23,000	684
Diversified Consumer Services — 0.5%
Weight Watchers International, Inc. ^	25,075	1,892
Electric Utilities — 1.4%
FirstEnergy Corp.	94,725	4,182
MGE Energy, Inc. ^	20,900	847
Electrical Equipment — 1.4%
Brady Corp. — Class A ^	20,000	641
PowerSecure International, Inc. ‡^	160,000	1,155
Regal Beloit Corp. ^	20,100	1,343
Thomas & Betts Corp. ‡	15,700	845
Woodward, Inc. ^	29,800	1,039
Electronic Equipment & Instruments — 1.5%
Orbotech, Ltd. ‡	142,488	1,816
Park Electrochemical Corp. ^	30,000	839
Rofin-Sinar Technologies, Inc. ‡^	16,700	570
TTM Technologies, Inc. ‡^	56,633	907
Universal Display Corp. ‡^	11,900	418
Vishay Intertechnology, Inc. ‡^	47,000	707
Energy Equipment & Services — 1.7%
Dresser-Rand Group, Inc. ‡^	13,500	726
Oil States International, Inc. ‡^	36,800	2,941
Superior Energy Services, Inc. ‡^	59,325	2,203
Food & Staples Retailing — 0.6%
Sysco Corp. ^	67,425	2,102
Food Products — 2.0%
Hain Celestial Group, Inc. ‡^	101,525	3,388
J&J Snack Foods Group ^	13,700	683
Smithfield Foods, Inc. ‡^	122,098	2,670
Gas Utilities — 0.9%
Energen Corp.	55,125	3,115
Health Care Equipment & Supplies — 1.2%
Align Technology, Inc. ‡	29,400	670
Zimmer Holdings, Inc. ‡	57,700	3,647
Health Care Providers & Services — 5.0%
AMN Healthcare Services, Inc. ‡^	109,800	914
Cardinal Health, Inc.	82,225	3,735
CIGNA Corp.	39,000	2,006
Coventry Health Care, Inc. ‡	50,000	1,824
Health Management Associates, Inc. — Class A ‡^	375,000	4,042
Health Net, Inc. ‡^	111,475	3,577
Healthways, Inc. ‡	85,000	1,290
Health Care Technology — 0.4%
Omnicell, Inc. ‡^	80,000	1,247

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Systematic Small/Mid Cap Value VP
(formerly, Transamerica Small/Mid Cap Value VP)
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Hotels, Restaurants & Leisure - 1.1%
Cheesecake Factory, Inc. ‡^	17,000	$533
PF Chang’s China Bistro, Inc. ^	16,400	660
Wendy’s/Arby’s Group, Inc. ^	180,000	913
Wyndham Worldwide Corp. ^	55,400	1,864
Household Durables - 0.6%
Harman International Industries, Inc.	20,600	939
MDC Holdings, Inc. ^	23,500	579
Ryland Group, Inc. ^	37,100	613
Household Products - 0.2%
Spectrum Brands Holdings, Inc. ‡	24,700	790
Industrial Conglomerates - 0.2%
Carlisle Cos., Inc. ^	14,800	729
Insurance - 5.8%
Alleghany Corp.	3,631	1,210
Aspen Insurance Holdings, Ltd. ^	28,000	720
Hartford Financial Services Group, Inc. ^	124,000	3,270
Lincoln National Corp. ^	121,300	3,456
Marsh & McLennan Cos., Inc. ^	140,925	4,395
Selective Insurance Group, Inc. ^	105,958	1,724
United Fire & Casualty Co. ^	89,464	1,554
Validus Holdings, Ltd.	24,000	743
XL Group PLC — Class A ^	141,670	3,114
Internet Software & Services - 1.0%
IAC/InterActiveCorp ‡^	20,000	763
Valueclick, Inc. ‡^	100,850	1,675
XO Group, Inc. ‡^	95,000	945
IT Services - 0.2%
VeriFone Holdings, Inc. ‡^	12,100	537
Leisure Equipment & Products - 0.2%
Arctic Cat, Inc. ‡^	50,200	674
Machinery - 6.6%
Altra Holdings, Inc. ‡^	90,000	2,159
CIRCOR International, Inc. ^	27,500	1,178
Columbus McKinnon Corp. ‡^	69,000	1,239
Crane Co. ^	14,700	726
Eaton Corp. ^	59,400	3,056
Gardner Denver, Inc.	11,400	958
Harsco Corp.	31,300	1,020
Kennametal, Inc. ^	15,700	663
Mueller Industries, Inc. ^	50,000	1,896
NN, Inc. ‡^	36,500	546
Oshkosh Corp. ‡^	41,100	1,189
Pentair, Inc. ^	80,300	3,241
Sauer-Danfoss, Inc. ‡^	16,800	847
Timken Co.	65,325	3,291
Wabash National Corp. ‡^	59,300	556
Media - 0.5%
CBS Corp. — Class B ^	60,100	1,712
Metals & Mining - 2.2%
Alcoa, Inc. ^	234,089	3,713
Walter Energy, Inc. ^	27,700	3,208
Worthington Industries, Inc. ^	33,000	762
Multiline Retail - 1.5%
Macy’s, Inc. ^	183,975	5,379
Multi-Utilities - 3.0%
Black Hills Corp. ^	19,400	584
CMS Energy Corp. ^	216,000	4,253
NiSource, Inc. ^	148,000	2,997
Multi-Utilities (continued)
NorthWestern Corp. ^	70,000	2,318
Office Electronics - 0.9%
Xerox Corp. ^	291,154	3,031
Oil, Gas & Consumable Fuels - 4.4%
Brigham Exploration Co. ‡	26,200	784
Carrizo Oil & Gas, Inc. ‡^	13,800	576
Denbury Resources, Inc. ‡^	210,975	4,220
McMoRan Exploration Co. ‡^	34,000	628
SM Energy Co. ^	30,825	2,265
Tesoro Corp. ‡^	33,300	763
W&T Offshore, Inc. ^	42,500	1,110
Western Refining, Inc. ‡^	287,600	5,197
Paper & Forest Products - 1.4%
Domtar Corp.	9,500	900
MeadWestvaco Corp.	86,000	2,864
P.H. Glatfelter Co. ^	65,000	1,000
Personal Products - 0.3%
Nu Skin Enterprises, Inc. — Class A ^	31,000	1,164
Pharmaceuticals - 0.2%
Nektar Therapeutics ‡^	91,645	666
Professional Services - 0.3%
On Assignment, Inc. ‡^	115,000	1,130
Real Estate Investment Trusts - 6.5%
BioMed Realty Trust, Inc. ^	56,000	1,077
Brandywine Realty Trust ^	116,500	1,350
CBL & Associates Properties, Inc. ^	215,000	3,898
DiamondRock Hospitality Co. ^	190,000	2,039
Dupont Fabros Technology, Inc. ^	63,700	1,605
Equity One, Inc. ^	63,900	1,191
Excel Trust, Inc. ^	85,893	947
Home Properties, Inc. ^	61,800	3,762
National Retail Properties, Inc. ^	38,500	944
Piedmont Office Realty Trust, Inc. — Class A ^	37,000	754
Realty Income Corp. ^	20,500	687
Vornado Realty Trust	23,425	2,183
Washington Real Estate Investment Trust ^	27,500	894
Weingarten Realty Investors ^	36,100	908
Road & Rail - 1.6%
Hertz Global Holdings, Inc. ‡^	129,000	2,049
Ryder System, Inc. ^	62,800	3,570
Semiconductors & Semiconductor Equipment - 2.9%
Applied Micro Circuits Corp. ‡^	92,900	823
Atmel Corp. ‡^	275,000	3,868
Brooks Automation, Inc. ‡^	114,700	1,246
COHU, Inc. ^	61,700	809
Entegris, Inc. ‡^	130,000	1,316
MKS Instruments, Inc. ^	24,000	634
RF Micro Devices, Inc. ‡^	119,260	730
TriQuint Semiconductor, Inc. ‡^	84,112	857
Software - 2.4%
Progress Software Corp. ‡^	142,000	3,426
Radiant Systems, Inc. ‡^	52,500	1,097
Symantec Corp. ‡	203,200	4,007
Specialty Retail - 3.7%
Ann, Inc. ‡^	62,405	1,629
Finish Line, Inc. — Class A ^	118,100	2,527

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Systematic Small/Mid Cap Value VP
(formerly, Transamerica Small/Mid Cap Value VP)
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Specialty Retail (continued)
Foot Locker, Inc. ^	30,000	$713
Pier 1 Imports, Inc. ‡^	195,525	2,262
Signet Jewelers, Ltd. ‡	95,200	4,457
Williams-Sonoma, Inc. ^	28,900	1,055
Textiles, Apparel & Luxury Goods — 3.1%
Columbia Sportswear Co. ^	14,600	926
G-III Apparel Group, Ltd. ‡^	27,900	962
K-Swiss, Inc. — Class A ‡^	80,000	850
Oxford Industries, Inc. ^	33,000	1,114
Phillips-Van Heusen Corp.	65,825	4,311
Steven Madden, Ltd. ‡^	45,000	1,688
Timberland Co. — Class A ‡^	23,400	1,005
Thrifts & Mortgage Finance — 3.8%
Berkshire Hills Bancorp, Inc. ^	60,887	1,363
Brookline Bancorp, Inc. ^	90,000	834
Dime Community Bancshares, Inc. ^	48,000	698
First Niagara Financial Group, Inc. ^	349,100	4,609
Northwest Bancshares, Inc. ^	78,734	990
Oritani Financial Corp. ^	21,300	272
Provident Financial Services, Inc. ^	84,400	1,209
Provident New York Bancorp ^	120,300	1,006
United Financial Bancorp, Inc. ^	43,721	675
Washington Federal, Inc. ^	105,000	1,725
Tobacco — 0.3%	32,900	1,219
Reynolds American, Inc.
Water Utilities — 1.6%	192,000	5,654
American Water Works Co., Inc.
Wireless Telecommunication Services — 0.7%
MetroPCS Communications, Inc.	151,575	2,609

Total Common Stocks (cost $340,235)		344,281

SECURITIES LENDING COLLATERAL - 25.6%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.22% ▲	89,548,848	89,549
Total Securities Lending Collateral (cost $89,549)

Total Investment Securities (cost $429,784) #		433,830
Other Assets and Liabilities — Net		(84,567)

Net Assets		$349,263

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $87,303.

‡	Non-income producing security.

▲	Rate shown reflects the yield at 06/30/2011.

#	Aggregate cost for federal income tax purposes is $429,784. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $16,579 and $12,533, respectively. Net unrealized appreciation for tax purposes is $4,046.
DEFINITION:

ADR	American Depositary Receipt
VALUATION SUMMARY: '

		Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	06/30/2011
Common Stocks	$335,946	$8,335	$—	$344,281
Securities Lending Collateral	89,549	—	—	89,549

Total	$425,495	$8,335	$—	$433,830

Î	See the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Systematic Small/Mid Cap Value VP
(formerly, Transamerica Small/Mid Cap Value VP)
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2011
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $429,784)	$433,830
(including securities loaned of $87,303)
Receivables:
Investment securities sold	8,594
Shares sold	330
Securities lending income (net)	19
Dividends	292
Prepaid expenses	2

443,067

Liabilities:
Due to custodian	460
Accounts payable and accrued liabilities:
Investment securities purchased	3,433
Shares redeemed	84
Management and advisory fees	226
Distribution and service fees	16
Trustees fees	1
Administration fees	6
Printing and shareholder reports fees	10
Audit and tax fees	8
Other	11
Collateral for securities on loan	89,549

93,804

Net assets	$349,263

Net assets consist of:
Capital stock ($.01 par value)	$153
Additional paid-in capital	249,343
Undistributed (accumulated) net investment income (loss)	544
Undistributed (accumulated) net realized gain (loss) from investment securities	95,177
Net unrealized appreciation (depreciation) on:
Investment securities	4,046

Net assets	$349,263

Net assets by class:
Initial Class	$266,996
Service Class	82,267
Shares outstanding:
Initial Class	11,683
Service Class	3,638
Net asset value and offering price per share:
Initial Class	$22.85
Service Class	22.61
STATEMENT OF OPERATIONS
For the period ended June 30, 2011
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income (including withholding taxes on foreign dividends of $3)	$1,639
Interest income	1
Securities lending income (net)	75

1,715

Expenses:
Management and advisory	1,382
Distribution and service:
Service Class	93
Printing and shareholder reports	53
Custody	18
Administration	34
Legal	8
Audit and tax	7
Trustees	5
Transfer agent	1
Other	5

Total expenses	1,606

Net investment income	109

Net realized gain (loss) on transactions from:

Investment securities	102,245
Net decrease in unrealized appreciation (depreciation) on:

Investment securities	(72,036)

Net realized and unrealized gain	30,209

Net increase in net assets resulting from operations	$30,318

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi Annual Report 2011

Transamerica Systematic Small/Mid Cap Value VP
(formerly, Transamerica Small/Mid Cap Value VP)
STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended
(all amounts in thousands)

	June 30, 2011	December 31,
	(unaudited)	2010
From operations:
Net investment income	$109	$190
Net realized gain (loss) from investment securities	102,245	36,541
Change in net unrealized appreciation (depreciation) on investment securities	(72,036)	34,285

Net increase in net assets resulting from operations	30,318	71,016

Distributions to shareholders:
From net investment income:
Initial Class	—	(1,656)
Service Class	—	(219)

Total distributions to shareholders	—	(1,875)

Capital share transactions:
Proceeds from shares sold:
Initial Class	12,125	29,890
Service Class	23,070	39,818

	35,195	69,708

Dividends and distributions reinvested:
Initial Class	—	1,656
Service Class	—	219

	—	1,875

Cost of shares redeemed:
Initial Class	(30,734)	(52,182)
Service Class	(8,376)	(12,324)

	(39,110)	(64,506)

Net increase (decrease) in net assets from capital shares transactions	(3,915)	7,077

Net increase in net assets	26,403	76,218

Net assets:
Beginning of period/year	322,860	246,642

End of period/year	$349,263	$322,860

Undistributed net investment income	$544	$435

Share activity:
Shares issued:
Initial Class	541	1,713
Service Class	1,040	2,183

	1,581	3,896

Shares issued-reinvested from distributions:
Initial Class	—	110
Service Class	—	14

	—	124

Shares redeemed:
Initial Class	(1,380)	(3,069)
Service Class	(380)	(744)

	(1,760)	(3,813)

Net increase (decrease) in shares outstanding:
Initial Class	(839)	(1,246)
Service Class	660	1,453

	(179)	207

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi Annual Report 2011

Transamerica Systematic Small/Mid Cap Value VP
(formerly, Transamerica Small/Mid Cap Value VP)
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

			Initial Class
	Period ended		Year Ended December 31,
	June 30, 2011
	(unaudited)		2010	2009	2008	2007	2006
Net asset value
Beginning of period/year	$20.87		$16.14	$11.60	$22.10	$19.58	$18.33
Investment operations
Net investment income(A)	0.01		0.02	0.14	0.28	0.34	0.19
Net realized and unrealized gain (loss)	1.97		4.84	4.84	(8.43)	4.35	2.94

Total operations	1.98		4.86	4.98	(8.15)	4.69	3.13

Distributions
From net investment income	—		(0.13)	(0.44)	(0.29)	(0.21)	(0.18)
From net realized gains	—		—	—	(2.06)	(1.96)	(1.70)

Total distributions	—		(0.13)	(0.44)	(2.35)	(2.17)	(1.88)

Net asset value
End of period/year	$22.85		$20.87	$16.14	$11.60	$22.10	$19.58

Total return(B)	9.49	%(C)	30.41%	43.21%	(40.86%)	24.74%	18.05%
Net assets end of period/year (000’s)	$266,996		$261,291	$222,235	$175,980	$463,795	$409,879
Ratio and supplemental data
Expenses to average net assets	0.88	%(D)	0.86%	0.88%	0.86%	0.85%	0.86%
Net investment income, to average net assets	0.11	%(D)	0.10%	1.03%	1.52%	1.57%	0.98%
Portfolio turnover rate	132	%(C)(E)	62%	89%	60%	18%	24%
For a share outstanding throughout each period

			Service Class
	Period ended		Year Ended December 31,
	June 30, 2011
	(unaudited)		2010	2009	2008	2007	2006
Net asset value
Beginning of period/year	$20.67		$16.01	$11.49	$21.94	$19.48	$18.26
Investment operations
Net investment income (loss)(A)	(0.01)		(0.03)	0.12	0.23	0.27	0.14
Net realized and unrealized gain (loss)	1.95		4.80	4.78	(8.36)	4.33	2.94

Total operations	1.94		4.77	4.90	(8.13)	4.60	3.08

Distributions
From net investment income	—		(0.11)	(0.38)	(0.26)	(0.18)	(0.16)
From net realized gains	—		—	—	(2.06)	(1.96)	(1.70)

Total distributions	—		(0.11)	(0.38)	(2.32)	(2.14)	(1.86)

Net asset value
End of period/year	$22.61		$20.67	$16.01	$11.49	$21.94	$19.48

Total return(B)	9.38	%(C)	30.05%	42.90%	(41.05%)	24.39%	17.82%
Net assets end of period/year (000’s)	$82,267		$61,569	$24,407	$12,628	$31,226	$15,822
Ratio and supplemental data
Expenses to average net assets	1.13	%(D)	1.11%	1.13%	1.11%	1.10%	1.11%
Net investment income (loss), to average net assets	(0.10	%)(D)	(0.15%)	0.91%	1.29%	1.27%	0.73%
Portfolio turnover rate	132	%(C)(E)	62%	89%	60%	18%	24%

(A)	Calculated based on average number of shares outstanding.

(B)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(C)	Not annualized.

(D)	Annualized.

(E)	Increase in portfolio turnover rate was triggered by a change in the fund’s sub-adviser.
Note: Prior to January 1, 2010, all of the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi Annual Report 2011

Transamerica Systematic Small/Mid Cap Value VP
(formerly, Transamerica Small/Mid Cap Value VP)
NOTES TO FINANCIAL STATEMENTS
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Effective March 22, 2011, Transamerica Small/Mid Cap Value VP changed its name to Transamerica Systematic Small/Mid Cap Value VP (the “Fund”), which is part of TST.
The Fund currently offers two classes of shares; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund, including investment objectives and strategies.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Fund’s securities exposes the Fund to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Fund seeks to increase its net investment income through the receipt of interest (after rebates and fees).
Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2011 are shown in the Schedule of Investments and Statement of Assets and Liabilities.
Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.
Cash overdrafts: Throughout the period, the Fund may have cash overdraft balances. A fee is incurred on these overdrafts at a rate based on the federal funds rate.
Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.
Commissions recaptured during the period ended June 30, 2011 of $19 are included in the net realized gain (loss) in the Statement of Operations.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.
Dividend income related to a Real Estate Investment Trust (“REIT”) is recorded at the amount of distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.

Transamerica Series Trust	Semi Annual Report 2011

Transamerica Systematic Small/Mid Cap Value VP
(formerly, Transamerica Small/Mid Cap Value VP)
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. (continued)
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.
Foreign taxes: The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests.
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities (common and preferred stock): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Foreign securities, in which their primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is a money market fund which is valued at the net assets of the underlying portfolios and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Fund’s Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When the Fund must use fair valuation methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.

Transamerica Series Trust	Semi Annual Report 2011

Transamerica Systematic Small/Mid Cap Value VP
(formerly, Transamerica Small/Mid Cap Value VP)
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 2. (continued)
The hierarchy classification of inputs used to value the Fund’s investments, at June 30, 2011, are disclosed in the Valuation Summary of the Fund’s Schedule of Investments. Transfers between Levels are considered to have occurred at the end of the reporting period.
There were no significant transfers between Level 1 and Level 2 during the period ended June 30, 2011.
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.
TAM, the Fund’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
Prior to March 22, 2011, Transamerica Investment Management, LLC, an affiliate of the Fund, served as sub-adviser to the Fund. On March 22, 2011, the Fund changed its sub-adviser to Systematic Financial Management L.P.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TFS, and TCI. None of the non-independent trustees receive compensation for services as trustees of the Fund or the entities that invest in the Fund.
The following schedule reflects the percentage of each Fund assets owned by affiliated investment companies at June 30, 2011:

	Market Value	% of Net Assets
Transamerica Madison Balanced Allocation VP	$22	0.01%
Transamerica Madison Moderate Growth Allocation VP	8	0.00	(A)

Total	$30	0.01%

(A)	Amount rounds to less than 0.01%.
Investment advisory fees: The Fund pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $500 million	0.80%
Over $500 million	0.75%
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees and certain extraordinary expenses, exceed the following stated annual limit:
0.89% Expense Limit
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived fees.
During the period ended June 30, 2011, there were no amounts reimbursed/waived or recaptured by the adviser. There are no amounts available for recapture at June 30, 2011.

Transamerica Series Trust	Semi Annual Report 2011

Transamerica Systematic Small/Mid Cap Value VP
(formerly, Transamerica Small/Mid Cap Value VP)
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2012. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2011 were as follows:

Purchases of securities:
Long-term	$460,568
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	449,747
U.S. Government	—
NOTE 5. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax positions taken for the open tax years (2008-2010), or expected to be taken in the Fund’s 2011 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, capital loss carryforwards, and post-October loss deferrals.
NOTE 6. SUBSEQUENT EVENT
Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi Annual Report 2011

Transamerica Systematic Small/Mid Cap Value VP
(formerly, Transamerica Small/Mid Cap Value VP)
APPROVAL OF NEW INVESTMENT SUB-ADVISORY AGREEMENT
(unaudited)
At a special meeting of the Board Members of Transamerica Series Trust (the “Board”) held on January 19, 2011, the Board, including the Independent Board Members, approved the termination of Transamerica Investment Management, LLC (“TIM”) as sub-adviser to Transamerica Small/Mid Cap Value VP (the “Portfolio”), and approved a new investment sub-advisory agreement for the Portfolio between Transamerica Asset Management, Inc. (“TAM” or the “Manager”) and Systematic Financial Management L.P. (“Systematic” or the “Sub-Adviser”) the Portfolio’s proposed new Sub-Adviser.
The Board considered the termination of TIM as sub-adviser for the Portfolio and the appointment of Systematic as replacement sub-adviser. The Board authorized TAM to terminate the sub-advisory agreement with TIM. The Board also approved the sub-advisory agreement with Systematic, with respect to the Portfolio, for an initial two-year period (the “New Sub-Advisory Agreement”).
To assist the Board Members in their consideration of the New Sub-Advisory Agreement, the Board Members received in advance of their meeting certain materials and information. In addition, the Independent Board Members consulted with their independent legal counsel, discussing, among other things, the legal standards and certain other considerations relevant to the Board Members’ deliberations.
Among other matters, the Board Members considered:
(a) that TAM advised the Board Members that the appointment of the Sub-Adviser is not expected to result in any diminution in the nature, quality and extent of services provided to the Portfolio and its shareholders, including compliance services;
(b) that the Sub-Adviser is an experienced and respected asset management firm, and that TAM believes that the Sub-Adviser has the capabilities, resources and personnel necessary to provide advisory services to the Portfolio;
(c) the proposed responsibilities of the Sub-Adviser for the Portfolio and the services expected to be provided by it;
(d) that advisory fee rates paid by the Portfolio to TAM would not increase; and
(e) that the sub-advisory fee payable to the Sub-Adviser would be paid by TAM and not the Portfolio, and that the sub-advisory fee payable by TAM to the Sub-Adviser are consistent with TAM’s fiduciary duty under applicable law.
In their deliberations, the Board Members did not identify any particular information that was all-important or controlling, and each Board Member may have attributed different weights to the various factors. The Board Members evaluated all information available to them, and the Board Members, including a majority of the Independent Board Members, concluded that the New Sub-Advisory Agreement should be approved and that the fees payable thereunder are consistent with TAM’s fiduciary duty under applicable law. The Board Members, including a majority of the Independent Board Members, found that the change in sub-adviser to the Sub-Adviser was in the best interest of the Portfolio and its shareholders and did not involve a conflict of interest from which TAM derives an inappropriate advantage.
Nature, Quality and Extent of Services Provided. In evaluating the nature, quality and extent of the services to be provided by the Sub-Adviser under the New Sub-Advisory Agreement, the Board Members considered, among other things, information and assurances provided by TAM as to the operations, facilities, organization and personnel of the Sub-Adviser, the anticipated ability of the Sub-Adviser to perform its duties under the New Sub-Advisory Agreement, and any anticipated changes to the name, current investment program, and other practices of the Portfolio. The Board Members considered that TAM has advised the Board Members that the appointment of the Sub-Adviser is not expected to result in any diminution in the nature, quality and extent of services provided to the Portfolio and its shareholders, including compliance services. The Board Members received and reviewed certain documentation and information relating to the sub-adviser, its personnel and operations, and other materials relevant to consideration of the New Sub-advisory Agreement. Based on their review of the materials, the Board Members determined that the Sub-Adviser is an experienced and respected asset management firm and that TAM believes the Sub-Adviser has the capabilities, resources and personnel necessary to provide advisory services to the Portfolio. The Board also noted that TAM recommended to the Board that the Sub-Adviser be appointed based on TAM’s desire to engage a sub-adviser with a proven performance record for the particular investment strategy that is contemplated for the Portfolio.
Based on their review of the materials provided and the assurances they had received from TAM, the Board Members determined that the Sub-Adviser can provide sub-advisory services that are appropriate in scope and extent in light of the proposed investment program for the Portfolio and that the Sub-Adviser’s appointment is not expected to adversely affect the nature, quality and extent of services provided to the Portfolio.
Fees and Costs of Services Provided. The Board Members considered the sub-advisory fee rate under the New Sub-Advisory Agreement as well as the overall management fee structure of the Portfolio. The Board Members noted that the Portfolio does not directly pay the sub-advisory fee. The Board Members took into consideration that they reviewed TAM’s anticipated profitability with respect to the Portfolio to the extent that the New Sub-Advisory Agreement was approved and noted that advisory fee rates would remain unchanged. The Board Members determined that the sub-advisory fees proposed to be paid by TAM to the Sub-Adviser are consistent with TAM’s fiduciary duty under applicable law.

Transamerica Series Trust	Semi Annual Report 2011

Transamerica Systematic Small/Mid Cap Value VP
(formerly, Transamerica Small/Mid Cap Value VP)
APPROVAL OF NEW INVESTMENT SUB-ADVISORY AGREEMENT (continued)
(unaudited)
Economies of Scale. The Board Members noted that TAM believes that the appointment of the Sub-Adviser has the potential to attract additional assets. The Board Members also noted that the advisory fee schedule, which contains breakpoints, would remain unchanged and determined that the breakpoints permit certain economies of scale for the benefit of shareholders as the Portfolio grows. It was also noted that fund assets would be aggregated for purposes of calculating sub-advisory fees. The Board Members concluded that they would have the opportunity to periodically reexamine whether economies of scale had been achieved, and the appropriateness of management fees payable to TAM and fees payable by TAM to the Sub-Adviser, in the future.
Fall-Out Benefits. The Board Members took into consideration the character of other incidental benefits that may be received by the Sub-Adviser, including the potential use of portfolio brokerage transactions to pay for research services, and noted that TAM believes that such benefits are expected to be consistent with industry practice. The Board Members also considered the potential for increased visibility in the marketplace as a result of the Sub-Adviser’s relationship with the Portfolio.
Investment Performance. The Board Members noted the Sub-Adviser’s investment management experience, capabilities and resources. The Board Members also noted that TAM believes the appointment of the Sub -Adviser could benefit shareholders by offering them the potential for superior performance, but were unable to predict what effect execution of the New Sub-Advisory Agreement would actually have on the future performance of the Portfolio. Based on this information, the Board determined that the Sub-Adviser is capable of generating a level of investment performance that is appropriate in light of the Portfolio’s intended investment objectives, policies and strategies.
Other Considerations. The Board Members also considered that the proposed Sub-Adviser change is one of a number of recommendations by Management following a strategic review of AEGON’s asset management business. Further, the Board Members noted that TAM believes that the proposed changes are in the best interest of shareholders to protect shareholder value based on the unsettled state of TIM over the past year.

Transamerica Series Trust	Semi Annual Report 2011

Transamerica Systematic Small/Mid Cap Value VP
(formerly, Transamerica Small/Mid Cap Value VP)
INVESTMENT ADVISORY AGREEMENT — CONTRACT RENEWAL
(unaudited)
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 8-9, 2011, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Systematic Small/Mid Cap Value VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), to determine whether the agreement should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the compensation to be received by TAM under the agreement is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement through June 30, 2012. In reaching their decision, the Trustees requested and received from TAM such information as they deemed reasonably necessary to evaluate the agreement. The Trustees also considered information they had previously received from TAM as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decision on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decision:
The nature, extent and quality of the advisory services provided. The Board considered the nature, extent and quality of the services provided by TAM to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the investment approach for the Portfolio. The Trustees considered the services provided by TAM for the portion of the management fee it retains after payment of the fee to the Portfolio’s sub-adviser, including oversight of the performance of administrative, recordkeeping, shareholder relations, regulatory reporting and other functions of the Portfolio as well as “manager of managers” services TAM provides in the form of selection and oversight of the sub-adviser. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and TAM’s management oversight process. The Trustees determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2010. The Board noted that the performance of the Initial Class of the Portfolio was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board noted that it had approved changes to the Portfolio’s name and strategies together with replacement of the Portfolio’s sub-adviser during the past year and that the performance reflected management by the previous sub-adviser in accordance with the prior strategies. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM, the Board concluded that TAM is capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information about TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board reviewed the management fee for the Portfolio, including the amount of the management fee retained by TAM following payment of the sub-advisory fee to the Portfolio’s sub-adviser. The Trustees noted that the Portfolio’s contractual management fee was in line with the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were below the medians for its peer group and peer universe. The Trustees noted the profitability of the relationship between the Portfolio and TAM and its affiliates and determined that the management fee to be received by TAM under the agreement is consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. In evaluating the extent to which the management fee payable under the Investment Advisory Agreement reflects economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM offers breakpoints which benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM, in the future.
Benefits to TAM and its affiliates from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM and its affiliates from their relationships with the Portfolio are expected to be consistent with industry practice. The Trustees also noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio.

Transamerica Series Trust	Semi Annual Report 2011

Transamerica Systematic Small/Mid Cap Value VP
(formerly, Transamerica Small/Mid Cap Value VP)
INVESTMENT ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)
(unaudited)
Other considerations. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Portfolio’s sub-adviser. The Trustees also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the compensation to be received by TAM is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement.

Transamerica Series Trust	Semi Annual Report 2011

Transamerica T. Rowe Price Small Cap VP
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at January 1, 2011 and held for the entire period until June 30, 2011.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (B)
	Beginning	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized
Fund Name	Account Value	Value	During Period (A)	Value	During Period (A)	Expense Ratio
Transamerica T. Rowe Price Small Cap VP
Initial Class	$1,000.00	$1,119.60	$4.31	$1,020.73	$4.11	0.82%
Service Class	1,000.00	1,117.80	5.62	1,019.49	5.36	1.07

(A)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(B)	5% return per year before expenses.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2011
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

% of Net
Asset Type	Assets

Common Stocks	98 .7%
Securities Lending Collateral	25.6
Repurchase Agreement	1.3
Other Assets and Liabilities — Net	(25.6)

Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica T. Rowe Price Small Cap VP
SCHEDULE OF INVESTMENTS
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 98.7%
Aerospace & Defense - 2.3%
Esterline Technologies Corp. ‡	15,100	$1,154
GenCorp, Inc. ‡^	30,300	195
HEICO Corp. — Class A	26,456	1,052
Hexcel Corp. ‡^	33,300	729
TASER International, Inc. ‡^	23,600	107
Transdigm Group, Inc. ‡^	21,200	1,933
Triumph Group, Inc. ^	4,400	438
Air Freight & Logistics - 0.6%
Hub Group, Inc. — Class A ‡^	15,000	565
UTI Worldwide, Inc. ^	39,700	782
Airlines - 0.1%
Allegiant Travel Co. — Class A ‡^	3,600	178
Auto Components - 1.2%
Dana Holding Corp. ‡	48,100	880
Gentex Corp. ^	11,400	345
Tenneco, Inc. ‡^	27,100	1,194
TRW Automotive Holdings Corp. ‡^	7,700	455
Beverages - 0.5%
Boston Beer Co., Inc. — Class A ‡^	14,700	1,317
Biotechnology - 5.9%
Acorda Therapeutics, Inc. ‡	15,000	485
Alexion Pharmaceuticals, Inc. ‡	25,000	1,176
Alkermes, Inc. ‡	33,500	623
Allos Therapeutics, Inc. ‡^	9,300	20
Alnylam Pharmaceuticals, Inc. ‡	7,700	72
Arqule, Inc. ‡^	18,200	114
BioMarin Pharmaceutical, Inc. ‡^	32,300	879
Cepheid, Inc. ‡^	28,000	970
Cubist Pharmaceuticals, Inc. ‡^	23,400	842
Human Genome Sciences, Inc. ‡^	29,200	717
Idenix Pharmaceuticals, Inc. ‡^	31,700	159
Incyte Corp., Ltd. ‡^	68,900	1,305
InterMune, Inc. ‡	21,400	767
Lexicon Pharmaceuticals, Inc. ‡^	39,800	70
Momenta Pharmaceuticals, Inc. ‡^	13,000	253
NPS Pharmaceuticals, Inc. ‡^	14,000	132
Onyx Pharmaceuticals, Inc. ‡	19,000	671
Pharmasset, Inc. ‡^	11,900	1,335
Regeneron Pharmaceuticals, Inc. ‡^	26,900	1,524
Rigel Pharmaceuticals, Inc. ‡^	13,700	126
Savient Pharmaceuticals, Inc. ‡^	16,700	125
Seattle Genetics, Inc. ‡^	25,500	523
Senomyx, Inc. ‡^	18,900	97
Theravance, Inc. ‡^	20,000	444
United Therapeutics Corp. ‡^	18,000	992
Capital Markets - 1.1%
Affiliated Managers Group, Inc. ‡	8,000	811
Cohen & Steers, Inc. ^	3,300	109
E*Trade Financial Corp. ‡	53,260	735
Greenhill & Co., Inc. ^	3,900	210
Knight Capital Group, Inc. — Class A ‡^	12,500	138
Stifel Financial Corp. ‡^	16,749	601
Chemicals - 2.8%
Intrepid Potash, Inc. ‡^	13,700	445
Koppers Holdings, Inc. ^	10,400	394
Newmarket Corp.	3,700	632
Rockwood Holdings, Inc. ‡	35,100	1,941
Scotts Miracle-Gro Co. — Class A ^	3,000	154
Solutia, Inc. ‡^	51,100	1,168
Stepan Co. ^	10,100	716
WR Grace & Co. ‡^	33,900	1,547
Commercial Banks - 1.1%
Signature Bank ‡^	21,600	1,235
SVB Financial Group ‡^	14,900	889
Texas Capital Bancshares, Inc. ‡^	22,100	571
Commercial Services & Supplies - 2.2%
ACCO Brands Corp. ‡^	27,400	215
Brink’s Co.	9,500	283
Cenveo, Inc. ‡^	30,100	193
Clean Harbors, Inc. ‡^	23,100	2,385
Rollins, Inc. ^	29,450	600
US Ecology, Inc. ^	12,700	217
Waste Connections, Inc. ^	44,587	1,415
Communications Equipment - 3.7%
Acme Packet, Inc. ‡	11,400	799
Adtran, Inc. ^	17,700	685
Arris Group, Inc. ‡^	16,300	189
Aruba Networks, Inc. ‡^	35,900	1,061
Blue Coat Systems, Inc. ‡^	23,400	512
Cogo Group, Inc. ‡^	16,400	88
Comtech Telecommunications Corp. ^	9,800	275
DG FastChannel, Inc. ‡^	35,000	1,122
JDS Uniphase Corp. ‡	69,300	1,154
Plantronics, Inc. ^	25,400	928
Polycom, Inc. ‡	26,112	1,678
Riverbed Technology, Inc. ‡	15,400	610
Computers & Peripherals - 0.2%
Synaptics, Inc. ‡^	21,800	561
Construction & Engineering - 0.2%
MYR Group, Inc. ‡^	18,300	428
Consumer Finance - 0.7%
Cardtronics, Inc. ‡^	31,200	732
World Acceptance Corp. ‡^	13,100	859
Containers & Packaging - 0.5%
Rock-Tenn Co. — Class A ^	19,300	1,280
Distributors - 0.1%
LKQ Corp. ‡	11,700	305
Diversified Consumer Services - 1.4%
American Public Education, Inc. ‡^	24,500	1,090
Capella Education Co. ‡	3,600	151
Matthews International Corp. — Class A ^	9,200	369
Steiner Leisure, Ltd. ‡^	12,300	562
Weight Watchers International, Inc. ^	16,900	1,276
Diversified Financial Services - 0.9%
MSCI, Inc. — Class A ‡^	21,588	813
NewStar Financial, Inc. ‡^	53,400	570
Portfolio Recovery Associates, Inc. ‡^	10,900	925
Diversified Telecommunication Services - 0.5%
Premiere Global Services, Inc. ‡^	22,700	181
TW Telecom, Inc. — Class A ‡^	55,600	1,142
Electrical Equipment - 2.0%
Acuity Brands, Inc. ^	25,600	1,428
General Cable Corp. ‡^	9,400	400

The Notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica T. Rowe Price Small Cap VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Electrical Equipment (continued)
II-VI, Inc. ‡^	37,600	$963
Thomas & Betts Corp. ‡	22,900	1,233
Woodward, Inc. ^	26,900	938
Electronic Equipment & Instruments - 1.8%
Anixter International, Inc. ^	18,500	1,209
Coherent, Inc. ‡^	14,500	801
Cyberoptics Corp. ‡	26,200	254
Dolby Laboratories, Inc. — Class A ‡^	11,200	476
Itron, Inc. ‡^	10,700	515
Power-One, Inc. ‡^	44,900	364
Rofin-Sinar Technologies, Inc. ‡^	12,100	413
Trimble Navigation, Ltd. ‡	7,200	285
Energy Equipment & Services - 3.6%
Atwood Oceanics, Inc. ‡^	15,200	671
Complete Production Services, Inc. ‡	25,200	841
Core Laboratories NV	12,600	1,405
Dawson Geophysical Co. ‡	4,000	137
Dril-Quip, Inc. ‡	9,900	672
Gulf Island Fabrication, Inc. ^	11,800	381
Ion Geophysical Corp. ‡^	36,200	342
Oceaneering International, Inc.	16,800	680
Oil States International, Inc. ‡^	15,700	1,255
Superior Energy Services, Inc. ‡^	30,700	1,140
Tesco Corp. ‡^	22,900	444
TETRA Technologies, Inc. ‡^	24,200	308
Unit Corp. ‡	8,600	524
Food Products - 0.8%
J&J Snack Foods Group ^	17,300	862
TreeHouse Foods, Inc. ‡^	20,500	1,119
Health Care Equipment & Supplies - 2.8%
Arthrocare Corp. ‡^	21,700	726
Edwards Lifesciences Corp. ‡	4,900	427
HeartWare International, Inc. ‡^	6,200	459
Idexx Laboratories, Inc. ‡^	12,800	993
Integra LifeSciences Holdings Corp. ‡	9,900	473
Masimo Corp. ^	15,500	460
Meridian Bioscience, Inc. ^	18,750	452
Orthofix International NV ‡^	14,800	629
Sirona Dental Systems, Inc. ‡^	25,300	1,344
STERIS Corp. ^	4,800	168
Thoratec Corp. ‡^	19,800	650
Health Care Providers & Services - 4.1%
Alliance Healthcare Services, Inc. ‡^	23,100	88
Amedisys, Inc. ‡^	15,166	404
Catalyst Health Solutions, Inc. ‡	18,300	1,021
Centene Corp. ‡^	21,800	775
Chemed Corp. ^	8,900	583
Corvel Corp. ‡^	12,900	605
Gentiva Health Services, Inc. ‡	17,000	354
Healthsouth Corp. ‡^	30,800	809
Healthspring, Inc. ‡^	21,700	1,001
HMS Holdings Corp. ‡^	15,900	1,221
Mednax, Inc. ‡	6,800	491
PharMerica Corp. ‡^	12,500	160
PSS World Medical, Inc. ‡^	24,100	675
Sun Healthcare Group, Inc. ‡	5,366	43
Team Health Holdings, Inc. ‡	24,400	549
Tenet Healthcare Corp. ‡	139,200	869
VCA Antech, Inc. ‡^	12,500	265
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. ‡	36,220	703
MedAssets, Inc. ‡	9,500	127
Hotels, Restaurants & Leisure - 2.3%
CEC Entertainment, Inc. ^	7,500	301
Cheesecake Factory, Inc. ‡^	21,800	684
Choice Hotels International, Inc. ^	10,400	347
Denny’s Corp. ‡^	95,600	371
National CineMedia, Inc. ^	15,300	259
Panera Bread Co. — Class A ‡^	19,200	2,413
PF Chang’s China Bistro, Inc. ^	9,200	370
Red Robin Gourmet Burgers, Inc. ‡^	4,300	156
WMS Industries, Inc. ‡^	21,450	659
Household Durables - 0.8%
Tempur-Pedic International, Inc. ‡^	27,100	1,838
Household Products - 0.2%
Church & Dwight Co., Inc. ^	10,400	422
Insurance - 0.5%
Amtrust Financial Services, Inc. ^	19,500	444
HCC Insurance Holdings, Inc.	12,000	378
Navigators Group, Inc. ‡^	1,500	71
StanCorp Financial Group, Inc. ^	7,000	295
Internet & Catalog Retail - 0.9%
HSN, Inc. ‡^	27,800	915
Shutterfly, Inc. ‡^	23,600	1,355
Internet Software & Services - 2.1%
AsiaInfo Holdings, Inc. ‡^	14,800	245
J2 Global Communications, Inc. ‡^	23,300	658
Mercadolibre, Inc. ^	12,800	1,016
Perficient, Inc. ‡^	26,500	272
RealNetworks, Inc. ‡^	70,700	240
SINA Corp. ‡^	4,000	416
Sohu.com, Inc. ‡^	11,200	809
Valueclick, Inc. ‡^	31,600	525
WebMD Health Corp. — Class A ‡^	20,400	930
IT Services - 3.9%
CACI International, Inc. — Class A ‡^	2,100	132
Gartner, Inc. ‡^	52,500	2,116
Genpact, Ltd. ‡^	14,900	257
Global Payments, Inc.	11,120	567
Heartland Payment Systems, Inc. ^	31,220	643
MAXIMUS, Inc. ^	18,900	1,564
NCI, Inc. — Class A ‡^	24,000	545
NeuStar, Inc. — Class A ‡	9,400	246
Teletech Holdings, Inc. ‡^	22,600	476
TNS, Inc. ‡^	13,800	229
Unisys Corp. ‡^	11,790	303
VeriFone Holdings, Inc. ‡	35,100	1,557
Wright Express Corp. ‡^	17,000	885
Leisure Equipment & Products - 1.2%
Brunswick Corp. ^	36,100	736
Polaris Industries, Inc.	15,900	1,768
Pool Corp. ^	16,100	480
Life Sciences Tools & Services - 1.8%
AMAG Pharmaceuticals, Inc. ‡^	1,800	34
Bio-Rad Laboratories, Inc. — Class A ‡	5,500	656
Bruker Corp. ‡^	48,800	994
eResearchTechnology, Inc. ‡^	11,500	73
Exelixis, Inc. ‡^	89,400	801
Illumina, Inc. ‡^	8,900	669

The Notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica T. Rowe Price Small Cap VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Life Sciences Tools & Services (continued)
Mettler-Toledo International, Inc. ‡^	3,900	$658
Parexel International Corp. ‡^	18,000	424
Machinery - 6.5%
3D Systems Corp. ‡^	21,900	432
Actuant Corp. — Class A ^	37,000	993
Chart Industries, Inc. ‡^	10,900	588
Gardner Denver, Inc.	29,700	2,497
Graco, Inc. ^	21,700	1,099
IDEX Corp. ^	28,000	1,284
John Bean Technologies Corp. ^	11,900	230
Meritor, Inc. ‡^	41,400	664
Middleby Corp. ‡^	13,500	1,270
Nacco Industries, Inc. — Class A ^	4,600	445
Nordson Corp. ^	31,500	1,728
Robbins & Myers, Inc.	16,900	893
Toro Co.	17,900	1,083
Valmont Industries, Inc. ^	12,900	1,243
Wabtec Corp.	20,300	1,334
Marine - 0.6%
Kirby Corp. ‡^	24,300	1,377
Media - 1.5%
CTC Media, Inc. ^	19,800	422
John Wiley & Sons, Inc. — Class A ^	16,300	848
Knology, Inc. ‡^	18,700	278
Liberty Media Corp. — Capital — Series A ‡	7,900	677
Madison Square Garden, Inc. ‡^	36,800	1,013
Sirius XM Radio, Inc. ‡^	198,700	435
Metals & Mining - 1.5%
Allied Nevada Gold Corp. ‡	28,000	990
Carpenter Technology Corp.	8,200	473
Compass Minerals International, Inc.	6,800	585
Royal Gold, Inc. ^	7,500	439
Stillwater Mining Co. ‡^	49,500	1,090
Multiline Retail - 0.3%
Big Lots, Inc. ‡^	24,000	796
Oil, Gas & Consumable Fuels - 3.8%
Bill Barrett Corp. ‡^	12,300	570
Clayton Williams Energy, Inc. ‡^	16,200	973
Comstock Resources, Inc. ‡^	7,000	202
Contango Oil & Gas Co. ‡^	16,700	976
Gran Tierra Energy, Inc. ‡^	103,200	682
Northern Oil and Gas Inc. ‡^	53,800	1,192
Oasis Petroleum, Inc. ‡^	27,500	816
Patriot Coal Corp. ‡	38,100	848
Rosetta Resources, Inc. ‡	13,000	670
SM Energy Co. ^	31,800	2,336
Paper & Forest Products - 0.4%
Clearwater Paper Corp. ‡^	5,800	396
KapStone Paper and Packaging Corp. ‡^	28,900	479
Personal Products - 0.5%
Herbalife, Ltd.	22,200	1,280
Pharmaceuticals - 1.6%
Akorn, Inc. ‡^	55,700	390
Auxilium Pharmaceuticals, Inc. ‡^	15,600	306
Avanir Pharmaceuticals, Inc. — Class A ‡^	63,200	212
Cadence Pharmaceuticals, Inc. ‡^	12,000	110
Map Pharmaceuticals, Inc. ‡^	8,600	137
Medicines Co. ‡^	31,900	527
Nektar Therapeutics ‡^	26,100	190
Par Pharmaceutical Cos., Inc. ‡^	18,400	607
Salix Pharmaceuticals, Ltd. ‡^	19,100	761
Valeant Pharmaceuticals International, Inc. ^	2,334	121
ViroPharma, Inc. ‡^	32,000	592
Xenoport, Inc. ‡^	9,400	67
Professional Services - 1.1%
Advisory Board Co. ‡	15,000	869
Huron Consulting Group, Inc. ‡^	23,800	719
IHS, Inc. — Class A ‡	5,100	425
Korn/Ferry International ‡^	14,300	314
Towers Watson & Co. — Class A	6,700	440
Real Estate Investment Trusts - 0.8%
Dupont Fabros Technology, Inc. ^	16,200	408
Sabra Healthcare REIT, Inc. ^	7,766	130
Strategic Hotels & Resorts, Inc. ‡^	65,600	464
Taubman Centers, Inc. ^	17,900	1,060
Real Estate Management & Development - 0.7%
Forest City Enterprises, Inc. — Class A ‡^	45,300	846
Jones Lang Lasalle, Inc.	8,600	811
Road & Rail - 1.4%
Avis Budget Group, Inc. ‡^	31,900	545
Landstar System, Inc. ^	18,100	841
Old Dominion Freight Line, Inc. ‡^	32,099	1,197
RailAmerica, Inc. ‡^	61,900	929
Semiconductors & Semiconductor Equipment - 4.0%
Advanced Energy Industries, Inc. ‡^	12,200	180
Amkor Technology, Inc. ‡	76,300	471
Atmel Corp. ‡^	61,600	867
Cabot Microelectronics Corp. ‡^	7,600	353
Cavium, Inc. ‡	13,100	571
Cymer, Inc. ‡^	11,200	555
Cypress Semiconductor Corp. ^	56,200	1,188
Diodes, Inc. ‡^	29,900	780
FEI Co. ‡^	3,700	141
Hittite Microwave Corp. ‡	5,500	341
Micrel, Inc. ^	34,000	360
Microsemi Corp. ‡^	30,200	619
Pericom Semiconductor Corp. ‡^	9,300	83
PMC-Sierra, Inc. ‡^	32,200	244
Semtech Corp. ‡^	22,000	601
Silicon Laboratories, Inc. ‡^	18,600	767
Tessera Technologies, Inc. ‡	11,000	189
TriQuint Semiconductor, Inc. ‡^	64,400	656
Veeco Instruments, Inc. ‡^	15,200	736
Software - 10.8%
Actuate Corp. ‡	31,300	183
Advent Software, Inc. ‡^	26,800	755
ANSYS, Inc. ‡^	8,689	475
Ariba, Inc. ‡^	32,400	1,117
Blackboard, Inc. ‡^	24,700	1,072
Commvault Systems, Inc. ‡	28,100	1,249
Concur Technologies, Inc. ‡^	18,200	911
Ebix, Inc. ‡^	28,300	539
FactSet Research Systems, Inc. ^	10,550	1,079
Fortinet, Inc. ‡^	58,800	1,605
Informatica Corp. ‡	43,600	2,549
Jack Henry & Associates, Inc.	10,800	324
Kenexa Corp. ‡^	25,400	609
Micros Systems, Inc. ‡	36,700	1,824

The Notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica T. Rowe Price Small Cap VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Software (continued)
Monotype Imaging Holdings, Inc. ‡ ^	47,000	$664
NET 1 UEPS Technologies, Inc. ‡	8,200	71
Netscout Systems, Inc. ‡^	36,800	769
OPNET Technologies, Inc.	28,000	1,146
Parametric Technology Corp. ‡^	34,400	789
Progress Software Corp. ‡^	14,650	354
Quest Software, Inc. ‡^	27,400	623
RealD, Inc. ‡^	4,300	101
Rovi Corp. ‡^	23,100	1,325
Solera Holdings, Inc. ^	28,100	1,662
Taleo Corp. — Class A ‡^	18,100	670
TIBCO Software, Inc. ‡	77,000	2,235
Ultimate Software Group, Inc. ‡^	26,900	1,464
Specialty Retail - 4.2%
Aaron’s, Inc.	30,750	869
Aeropostale, Inc. ‡^	28,925	506
Ascena Retail Group, Inc. ‡^	34,500	1,175
Children’s Place Retail Stores, Inc. ‡^	8,600	383
Guess?, Inc. ^	12,100	509
Hibbett Sports, Inc. ‡^	13,700	558
JOS A. Bank Clothiers, Inc. ‡^	21,400	1,070
Monro Muffler Brake, Inc. ^	45,350	1,691
Sally Beauty Holdings, Inc. ‡^	90,100	1,541
Tractor Supply Co.	28,200	1,885
Textiles, Apparel & Luxury Goods - 2.5%
Deckers Outdoor Corp. ‡^	18,300	1,612
Fossil, Inc. ‡	13,112	1,544
Hanesbrands, Inc. ‡	18,000	514
Iconix Brand Group, Inc. ‡^	32,600	789
Phillips-Van Heusen Corp.	13,400	877
Warnaco Group, Inc. ‡^	15,400	805
Thrifts & Mortgage Finance - 0.2%
Danvers Bancorp, Inc. ^	13,600	296
MGIC Investment Corp. ‡	23,500	140
Radian Group, Inc.	21,700	92
Trading Companies & Distributors - 0.9%
Beacon Roofing Supply, Inc. ‡^	29,000	662
MSC Industrial Direct Co. — Class A ^	2,400	159
RSC Holdings, Inc. ‡^	53,700	642
United Rentals, Inc. ‡^	30,700	780
Wireless Telecommunication Services - 0.3%
SBA Communications Corp. — Class A ‡^	16,000	611

Total Common Stocks (cost $183,725)		240,700

SECURITIES LENDING COLLATERAL - 25.6%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.22% ▲	62,381,191	62,381
Total Securities Lending Collateral (cost $62,381)

	Principal	Value
REPURCHASE AGREEMENT - 1.3%
State Street Bank & Trust Co. 0.01% ▲, dated 06/30/2011, to be repurchased at $3,182 on 07/01/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, with a value of $3,246.	$3,182	3,182
Total Repurchase Agreement (cost $3,182)

Total Investment Securities (cost $249,288) #		306,263
Other Assets and Liabilities — Net		(62,352)

Net Assets		$243,911

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.

^	All or a portion of this security is on loan. The value of all securities on loan is $60,461.

▲	Rate shown reflects the yield at 06/30/2011.

#	Aggregate cost for federal income tax purposes is $249,288. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $64,113 and $7,138, respectively. Net unrealized appreciation for tax purposes is $56,975.
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	06/30/2011
Common Stocks	$239,295	$1,405	$—	$240,700
Repurchase Agreement	—	3,182	—	3,182
Securities Lending Collateral	62,381	—	—	62,381
Total	$301,676	$4,587	$—	$306,263

Э	See the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques.

The Notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica T. Rowe Price Small Cap VP
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2011
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $246,106) (including securities loaned of $60,461)	$303,081
Repurchase agreement, at value (cost: $3,182)	3,182
Receivables:
Investment securities sold	3,899
Shares sold	269
Securities lending income (net)	26
Dividends	31
Prepaid expenses	2

310,490

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	3,829
Shares redeemed	160
Management and advisory fees	146
Distribution and service fees	11
Administration fees	4
Printing and shareholder reports fees	34
Audit and tax fees	7
Other	7

Collateral for securities on loan	62,381

66,579

Net assets	$243,911

Net assets consist of:
Capital stock ($.01 par value)	$232
Additional paid-in capital	176,329
Undistributed (accumulated) net investment income (loss)	(617)
Undistributed (accumulated) net realized gain (loss) from investment securities	10,992
Net unrealized appreciation (depreciation) on:
Investment securities	56,975

Net assets	$243,911

Net assets by class:
Initial Class	$187,889
Service Class	56,022
Shares outstanding:
Initial Class	17,764
Service Class	5,416
Net asset value and offering price per share:
Initial Class	$10.58
Service Class	10.34

STATEMENT OF OPERATIONS
For the period ended June 30, 2011
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income (including withholding taxes on foreign dividends of $1)	$317
Interest income	—	(A)
Securities lending income (net)	78

	395

Expenses:
Management and advisory	868
Distribution and service:
Service Class	59
Printing and shareholder reports	18
Custody	26
Administration	23
Legal	5
Audit and tax	6
Trustees	3
Transfer agent	1
Other	3

Total expenses	1,012

Net investment loss	(617)

Net realized gain (loss) on transactions from:
Investment securities	17,132
Net increase in unrealized appreciation (depreciation) on:
Investment securities	8,389

Net realized and unrealized gain	25,521

Net increase in net assets resulting from operations	$24,904

(A)	Rounds to less than $1.

The Notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica T. Rowe Price Small Cap VP
STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(all amounts in thousands)

	June 30, 2011	December 31,
	(unaudited)	2010
From operations:
Net investment loss	$(617)	$(229)
Net realized gain from investment securities	17,132	6,915
Change in net unrealized appreciation (depreciation) on investment securities	8,389	40,260

Net increase in net assets resulting from operations	24,904	46,946

Capital share transactions:
Proceeds from shares sold:
Initial Class	22,927	33,929
Service Class	22,568	20,241

	45,495	54,170

Cost of shares redeemed:
Initial Class	(21,448)	(36,219)
Service Class	(5,450)	(7,107)

	(26,898)	(43,326)

Net increase in net assets from capital shares transactions	18,597	10,844

Net increase in net assets	43,501	57,790

Net assets:
Beginning of period/year	200,410	142,620

End of period/year	$243,911	$200,410

Accumulated net investment loss	$(617)	$—

Share activity:
Shares issued:
Initial Class	2,286	4,213
Service Class	2,269	2,588

	4,555	6,801

Shares redeemed:
Initial Class	(2,113)	(4,868)
Service Class	(551)	(975)

	(2,664)	(5,843)

Net increase (decrease) in shares outstanding:
Initial Class	173	(655)
Service Class	1,718	1,613

	1,891	958

The Notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica T. Rowe Price Small Cap VP
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Period ended		Initial Class
	June 30, 2011		Year Ended December 31,
	(unaudited)		2010	2009	2008	2007	2006
Net asset value
Beginning of period/year	$9.45		$7.03	$5.27	$10.27	$10.36	$11.08
Investment operations
Net investment loss(A)	(0.02)		(0.01)	(0.01)	(0.01)	(0.04)	(0.05)
Net realized and unrealized gain (loss)	1.15		2.43	2.02	(3.04)	1.03	0.35

Total operations	1.13		2.42	2.01	(3.05)	0.99	0.30

Distributions
From net realized gains	—		—	(0.25)	(1.95)	(1.08)	(1.02)

Total distributions	—		—	(0.25)	(1.95)	(1.08)	(1.02)

Net asset value
End of period/year	$10.58		$9.45	$7.03	$5.27	$10.27	$10.36

Total return(B)	11.96	%(C)	34.42%	38.70%	(36.25%)	9.61%	3.59%
Net assets end of period/year (000’s)	$187,889		$166,206	$128,238	$102,260	$224,187	$253,644
Ratio and supplemental data	0.82	%(D)
Expenses to average net assets			0.84%	0.88%	0.83%	0.82%	0.84%
Net investment loss, to average net assets	(0.48)	%(D)	(0.12%)	(0.26%)	(0.13%)	(0.40%)	(0.48%)
Portfolio turnover rate	18	%(C)	34%	34%	30%	45%	34%
For a share outstanding throughout each period

	Period ended		Service Class
	June 30, 2011		Year Ended December 31,
	(unaudited)		2010	2009	2008	2007	2006
Net asset value
Beginning of period/year	$9.25		$6.90	$5.19	$10.14	$10.25	$11.00
Investment operations
Net investment loss(A)	(0.04)		(0.02)	(0.03)	(0.03)	(0.07)	(0.08)
Net realized and unrealized gain (loss)	1.13		2.37	1.99	(3.00)	1.01	0.35

Total operations	1.09		2.35	1.96	(3.03)	0.94	0.27

Distributions
From net realized gains	—		—	(0.25)	(1.92)	(1.05)	(1.02)

Total distributions	—		—	(0.25)	(1.92)	(1.05)	(1.02)

Net asset value
End of period/year	$10.34		$9.25	$6.90	$5.19	$10.14	$10.25

Total return(B)	11.78	%(C)	34.06%	38.33%	(36.40%)	9.27%	3.34%
Net assets end of period/year (000’s)	$56,022		$34,204	$14,382	$7,434	$16,329	$17,411
Ratio and supplemental data
Expenses to average net assets	1.07	%(D)	1.09%	1.13%	1.08%	1.07%	1.09%
Net investment loss, to average net assets	(0.73)	%(D)	(0.32%)	(0.48%)	(0.38%)	(0.64%)	(0.73%)
Portfolio turnover rate	18	%(C)	34%	34%	30%	45%	34%

(A)	Calculated based on average number of shares outstanding.

(B)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(C)	Not annualized.

(D)	Annualized.
Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The Notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica T. Rowe Price Small Cap VP
NOTES TO FINANCIAL STATEMENTS
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica T. Rowe Price Small Cap VP (the “Fund”) is part of TST.
The Fund currently offers two classes of shares; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund, including investment objectives and strategies.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian and, pursuant to the terms of the repurchase agreements, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund bears the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rates in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.
Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Fund’s securities exposes the Fund to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Fund seeks to increase its net investment income through the receipt of interest (after rebates and fees).
Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2011 are shown in the Schedule of Investments and Statement of Assets and Liabilities.
Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.
Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.
There were no commissions recaptured during the period ended June 30, 2011.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica T. Rowe Price Small Cap VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. (continued)
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.
Dividend income related to a Real Estate Investment Trust (“REIT”) is recorded at the amount of distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.
Foreign taxes: The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests.
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities (common and preferred stock): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica T. Rowe Price Small Cap VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 2. (continued)
Foreign securities, in which their primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship. Such valuations generally are categorized in Level 2.
Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.
Securities lending collateral: Securities lending collateral is a money market fund which is valued at the net assets of the underlying portfolios and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by Transamerica Asset Management Inc.’s (“TAM”) Valuation Committee under the supervision of the Fund’s Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When the Fund must use fair valuation methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.
The hierarchy classification of inputs used to value the Fund’s investments at June 30, 2011 are disclosed in the Valuation Summary of the Fund’s Schedule of Investments. Transfers between Levels are considered to have occurred at the end of the reporting period.
There were no significant transfers between Level 1 and Level 2 during the period end June 30, 2011.
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.
TAM, the Fund’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TFS, and TCI. None of the non-independent trustees receive compensation for services as trustees of the Fund or the entities that invest in the Fund.
Investment advisory fees: The Fund pays management fees to TAM based on average daily net assets (“ANA”) at the following rate:
0.75% of ANA
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees and certain extraordinary expenses exceed the following stated annual limit:
1.00% Expense Limit
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived fees.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica T. Rowe Price Small Cap VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
During the period ended June 30, 2011, there were no amounts reimbursed/waived or recaptured by the adviser. There are no amounts available for recapture as of June 30, 2011.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2012. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2011 were as follows:

Purchases of securities:
Long-term	$60,261
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	42,288
U.S. Government	—
NOTE 5. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax provisions taken for all open tax years (2008 — 2010), or expected to be taken in the Fund’s 2011 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, structured notes, foreign bonds, swaps, net operating losses, distribution reclasses for REITs, passive foreign investment companies, foreign currency transactions, capital loss carryforwards, and post-October loss deferrals.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica T. Rowe Price Small Cap VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 6. SUBSEQUENT EVENT
Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica T. Rowe Price Small Cap VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 8-9, 2011, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica T. Rowe Price Small Cap VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and T. Rowe Price Associates, Inc. (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2012. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser, as well as information about standard fees and performance of a composite of comparable accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the investment approach for the Portfolio. The Trustees considered the services provided by TAM for the portion of the management fee it retains after payment of the Sub-Adviser’s fee, including oversight of the performance of administrative, recordkeeping, shareholder relations, regulatory reporting and other functions of the Portfolio as well as “manager of managers” services TAM provides in the form of selection and oversight of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2010. The Board noted that the performance of the Initial Class of the Portfolio was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information about TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board reviewed the management and sub -advisory fees for the Portfolio, including the amount of the management fee retained by TAM following payment of the sub-advisory fee. The Trustees noted that the Portfolio’s contractual management fee and the actual total expenses ( i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were below the medians for its peer group and peer universe. The Trustees noted the profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub -Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees considered the management fee schedule and the existence of breakpoints, if any. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice. The Trustees also noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica T. Rowe Price Small Cap VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)
(unaudited)
Other considerations. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Third Avenue Value VP
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at January 1, 2011 and held for the entire period until June 30, 2011.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(B)
	Beginning	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized
Fund Name	Account Value	Value	During Period (A)	Value	During Period (A)	Expense Ratio

Transamerica Third Avenue Value VP
Initial Class	$1,000.00	$1,029.20	$4.48	$1,020.38	$4.46	0.89%
Service Class	1,000.00	1,027.60	5.73	1,019.14	5.71	1.14

(A)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(B)	5% return per year before expenses.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2011
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

% of Net
Asset Type	Assets

Common Stocks	89.3%
Repurchase Agreement	10.5
Securities Lending Collateral	9.6
Other Assets and Liabilities — Net	(9.4)

Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Third Avenue Value VP
SCHEDULE OF INVESTMENTS
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS - 89.3%
Austria - 0.5%
Andritz AG	10,000	$1,031
Bermuda - 2.0%
Nabors Industries, Ltd. ‡	156,135	3,847
Canada - 15.4%
Brookfield Asset Management, Inc. — Class A	325,176	10,786
Canfor Corp. ‡	273,377	2,990
Cenovus Energy, Inc.	164,000	6,177
EnCana Corp.	169,000	5,204
Viterra, Inc.	371,100	4,032
France - 0.6%
Sanofi	15,050	1,211
Germany - 2.3%
Lanxess AG	53,681	4,403
Guernsey, Channel Islands - 1.4%
Resolution, Ltd.	581,286	2,740
Hong Kong - 15.8%
Cheung Kong Holdings, Ltd.	604,847	8,882
Henderson Land Development Co., Ltd.	1,434,478	9,304
Hutchison Whampoa, Ltd.	853,912	9,252
Wharf Holdings, Ltd.	147,478	1,028
Wheelock & Co., Ltd.	398,000	1,606
Japan - 12.5%
Mitsui Fudosan Co., Ltd.	317,538	5,469
Tokio Marine Holdings, Inc.	237,650	6,653
Toyota Industries Corp.	350,193	11,562
Korea, Republic of - 5.3%
POSCO ADR	91,839	9,976
Sweden - 4.7%
Investor AB — Class A	397,854	8,892
Switzerland - 1.4%
Pargesa Holding SA (Bearer Shares)	29,000	2,688
United States - 27.4%
Alamo Group, Inc. ^	25,130	596
Alexander & Baldwin, Inc. ^	28,233	1,360
Applied Materials, Inc.	198,039	2,576
AVX Corp. ^	401,695	6,122
Bank of New York Mellon Corp. ^	301,559	7,726
Bristow Group, Inc. ^	69,649	3,553
Capital Southwest Corp.	6,895	636
Cross Country Healthcare, Inc. ‡^	57,794	439
Electronics for Imaging, Inc. ‡	84,921	1,463
Forest City Enterprises, Inc. — Class A ‡^	321,423	6,000
Intel Corp. ^	219,039	4,854
Investment Technology Group, Inc. ‡^	182,889	2,564
KeyCorp ^	110,000	916
Leucadia National Corp. ^	38,000	1,296
Lexmark International, Inc. — Class A ‡	14,292	418
MDC Holdings, Inc. ˆ	15,732	388
Pharmaceutical Product Development, Inc. ^	115,000	3,087
Sanderson Farms, Inc. ^	15,450	738
Sycamore Networks, Inc. ^	21,484	478
Tejon Ranch Co. ‡^	68,444	2,334
Tellabs, Inc. ^	466,171	2,149
Westwood Holdings Group, Inc. ^	55,707	2,122

Total Common Stocks (cost $127,284)		169,548

SECURITIES LENDING COLLATERAL - 9.6%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.22%▲	18,160,747	$18,161
Total Securities Lending Collateral (cost $18,161)

	Principal	Value
REPURCHASE AGREEMENT - 10.5%
State Street Bank & Trust Co. 0.01% ▲, dated 06/30/2011, to be repurchased at $19,960 on 07/01/2011. Collateralized by U.S. Government Agency Obligations, 4.00%, due 12/15/2017, with a value of $20,361.	$19,960	19,960
Total Repurchase Agreement (cost $19,960)

Total Investment Securities (cost $165,405) #		207,669
Other Assets and Liabilities — Net		(17,808)

Net Assets		$189,861

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Third Avenue Value VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)

	Percentage of Total
INVESTMENTS BY INDUSTRY :	Investments	Value

Real Estate Management & Development	21.8%	$45,409
Capital Markets	6.2	13,048
Diversified Financial Services	6.2	12,876
Auto Components	5.6	11,562
Oil, Gas & Consumable Fuels	5.5	11,381
Metals & Mining	4.8	9,976
Insurance	4.5	9,393
Industrial Conglomerates	4.5	9,252
Semiconductors & Semiconductor Equipment	3.6	7,430
Energy Equipment & Services	3.6	7,400
Electronic Equipment & Instruments	2.9	6,122
Food Products	2.3	4,770
Chemicals	2.1	4,403
Life Sciences Tools & Services	1.5	3,087
Paper & Forest Products	1.4	2,990
Communications Equipment	1.3	2,627
Computers & Peripherals	0.9	1,881
Machinery	0.8	1,627
Marine	0.7	1,360
Pharmaceuticals	0.6	1,211
Commercial Banks	0.4	916
Health Care Providers & Services	0.2	439
Household Durables	0.2	388

Investment Securities, at Value	81.6	169,548
Short-Term Investments	18.4	38,121

Total Investments	100.0%	$207,669

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.

^	All or a portion of this security is on loan. The value of all securities on loan is $17,613.

▲	Rate shown reflects the yield at 06/30/2011.

#	Aggregate cost for federal income tax purposes is $165,405. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $50,431 and $8,167, respectively. Net unrealized appreciation for tax purposes is $42,264.
DEFINITION:

ADR	American Depositary Receipt
VALUATION SUMMARY:

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	06/30/2011
Common Stocks	$84,851	$84,697	$—	$169,548
Repurchase Agreement	—	19,960	—	19,960
Securities Lending Collateral	18,161	—	—	18,161
Total	$103,012	$104,657	$—	$207,669

'	See the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques.
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Third Avenue Value VP
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2011
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $145,445) (including securities loaned of $17,613)	$187,709
Repurchase agreement, at value (cost: $19,960)	19,960
Cash	55
Foreign currency, at value(cost: $40)	40
Receivables:
Investment securities sold	451
Shares sold	4
Securities lending income (net)	8
Dividends	19
Dividend reclaims	16
Prepaid expenses	2

208,264

Liabilities:
Accounts payable and accrued liabilities:
Shares redeemed	39
Management and advisory fees	122
Distribution and service fees	4
Trustees fees	1
Administration fees	3
Printing and shareholder reports fees	45
Audit and tax fees	7
Other	21
Collateral for securities on loan	18,161

18,403

Net assets	$189,861

Net assets consist of:
Capital stock ($.01 par value)	$154
Additional paid-in capital	181,361
Undistributed (accumulated) net investment income (loss)	(1,318)
Undistributed (accumulated) net realized gain (loss) from investment securities and foreign currency transactions	(32,600)
Net unrealized appreciation (depreciation) on:
Investment securities	42,264

Net assets	$189,861

Net assets by class:
Initial Class	$172,034
Service Class	17,827
Shares outstanding:
Initial Class	13,946
Service Class	1,450
Net asset value and offering price per share:
Initial Class	$12.34
Service Class	12.29
STATEMENT OF OPERATIONS
For the period ended June 30, 2011
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income (including withholding taxes on foreign dividends of $150)	1,956
Interest income	1
Securities lending income (net)	115

2,072

Expenses:
Management and advisory	783
Distribution and service:
Service Class	23
Printing and shareholder reports	24
Custody	32
Administration	19
Legal	5
Audit and tax	6
Trustees	3
Transfer agent	1
Other	3

Total expenses	899

Net investment income	1,173

Net realized gain (loss) on transactions from:
Investment securities	5,611
Foreign currency transactions	(7)

5,604

Net decrease in unrealized appreciation (depreciation) on:
Investment securities	(1,328)
Translation of assets and liabilities denominated in foreign currencies	(1)

Change in unrealized appreciation (depreciation)	(1,329)

Net realized and unrealized gain	4,275

Net increase in net assets resulting from operations	$5,448

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Third Avenue Value VP
STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended
(all amounts in thousands)

	June 30, 2011	December 31,
	(unaudited)	2010
From operations:
Net investment income	$1,173	$1,493
Net realized gain (loss) from investment securities and foreign currency transactions	5,604	6,977
Change in net unrealized appreciation (depreciation) on investment securities and foreign currency translation	(1,329)	17,732

Net increase in net assets resulting from operations	5,448	26,202

Distributions to shareholders:
From net investment income:
Initial Class	—	(4,740)
Service Class	—	(468)

Total distributions to shareholders	—	(5,208)

Capital share transactions:
Proceeds from shares sold:
Initial Class	7,309	8,949
Service Class	2,694	4,028

	10,003	12,977

Dividends and distributions reinvested:
Initial Class	—	4,740
Service Class	—	468

	—	5,208

Cost of shares redeemed:
Initial Class	(14,153)	(44,224)
Service Class	(3,077)	(8,351)

	(17,230)	(52,575)

Net decrease in net assets from capital shares transactions	(7,227)	(34,390)

Net decrease in net assets	(1,779)	(13,396)

Net assets:
Beginning of period/year	191,640	205,036

End of period/year	$189,861	$191,640

Accumulated net investment loss	$(1,318)	$(2,491)

Share activity:
Shares issued:
Initial Class	586	821
Service Class	215	371

	801	1,192

Shares issued-reinvested from distributions:
Initial Class	—	483
Service Class	—	47

	—	530

Shares redeemed:
Initial Class	(1,138)	(4,096)
Service Class	(250)	(781)

	(1,388)	(4,877)

Net increase (decrease) in shares outstanding:
Initial Class	(552)	(2,792)
Service Class	(35)	(363)

	(587)	(3,155)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Third Avenue Value VP
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

			Initial Class
	Period ended		Year Ended December 31,
	June 30, 2011
	(unaudited)		2010	2009	2008	2007	2006
Net asset value
Beginning of period/year	$11.99		$10.72	$8.50	$21.75	$26.33	$24.22
Investment operations
Net investment income(A)	0.08		0.09	0.13	0.17	0.27	0.25
Net realized and unrealized gain (loss)	0.27		1.49	2.78	(7.09)	0.07	3.49

Total operations	0.35		1.58	2.91	(6.92)	0.34	3.74

Distributions
From net investment income	—		(0.31)	—	(0.70)	(1.07)	(0.21)
From net realized gains	—		—	(0.69)	(5.63)	(3.85)	(1.42)

Total distributions	—		(0.31)	(0.69)	(6.33)	(4.92)	(1.63)

Net asset value
End of period/year	$12.34		$11.99	$10.72	$8.50	$21.75	$26.33

Total return(B)	2.92	%(C)	15.43%	34.88%	(41.15%)	1.20%	16.07%
Net assets end of period/year (000’s)	$172,034		$173,877	$185,277	$160,338	$358,128	$1,121,918
Ratio and supplemental data	0.89	%(D)
Expenses to average net assets			0.90%	0.92%	0.88%	0.87%	0.86%
Net investment income, to average net assets	1.22	%(D)	0.82%	1.36%	1.06%	1.05%	1.00%
Portfolio turnover rate	2	%(C)	4%	8%	13%	13%	17%
For a share outstanding throughout each period

			Service Class
	Period ended		Year Ended December 31,
	June 30, 2011
	(unaudited)		2010	2009	2008	2007	2006
Net asset value
Beginning of period/year	$11.96		$10.69	$8.50	$21.70	$26.30	$24.21
Investment operations
Net investment income(A)	0.06		0.06	0.10	0.14	0.19	0.19
Net realized and unrealized gain (loss)	0.27		1.50	2.78	(7.09)	0.08	3.49

Total operations	0.33		1.56	2.88	(6.95)	0.27	3.68

Distributions
From net investment income	—		(0.29)	—	(0.62)	(1.02)	(0.17)
From net realized gains	—		—	(0.69)	(5.63)	(3.85)	(1.42)

Total distributions	—		(0.29)	(0.69)	(6.25)	(4.87)	(1.59)

Net asset value
End of period/year	$12.29		$11.96	$10.69	$8.50	$21.70	$26.30

Total return(B)	2.76	%(C)	15.16%	34.52%	(41.28%)	0.94%	15.78%
Net assets end of period/year (000’s)	$17,827		$17,763	$19,759	$16,916	$52,218	$53,118
Ratio and supplemental data	1.14	%(D)
Expenses to average net assets			1.15%	1.17%	1.13%	1.12%	1.11%
Net investment income, to average net assets	0.98	%(D)	0.58%	1.12%	0.83%	0.74%	0.74%
Portfolio turnover rate	2	%(C)	4%	8%	13%	13%	17%

(A)	Calculated based on average number of shares outstanding.

(B)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(C)	Not annualized.

(D)	Annualized.
Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting company
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Third Avenue Value VP
NOTES TO FINANCIAL STATEMENTS
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Third Avenue Value VP (the “Fund”) is part of TST. The Fund is “non-diversified” under the 1940 Act.
The Fund currently offers two classes of shares; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund, including investment objectives and strategies.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian and, pursuant to the terms of the repurchase agreements, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund bears the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Cash overdraft: Throughout the period, the Fund may have cash overdraft balances. A fee is incurred on these overdrafts by a rate based on the federal funds rate.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities are translated at the exchange rates in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.
Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Fund’s securities exposes the Fund to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Fund seeks to increase its net investment income through the receipt of interest (after rebates and fees).
Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2011 are shown in the Schedule of Investments and Statement of Assets and Liabilities.
Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.
Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.
Commissions recaptured during the period ended June 30, 2011 of less than $1 are included in net realized gain (loss) in the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Third Avenue Value VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. (continued)
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.
Foreign taxes: The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests.
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
Level 1 — Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities (common and preferred stock): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship. Such valuations generally are categorized in Level 2.
Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Third Avenue Value VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 2. (continued)
Securities lending collateral: Securities lending collateral is a money market fund which is valued at the net assets of the underlying portfolios and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by Transamerica Asset Management Inc.’s (“TAM”) Valuation Committee under the supervision of the Fund’s Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When the Fund must use fair valuation methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.
The hierarchy classification of inputs used to value the Fund’s investments at June 30, 2011 are disclosed in the Valuation Summary of the Fund’s Schedule of Investments. Transfers between Levels are considered to have occurred at the end of the reporting period.
There were no significant transfers between Level 1 and Level 2 during the period ended June 30, 2011.
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.
TAM, the Fund’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.
Certain officers of the Fund are also officers of TAM, TFS, and TCI. None of the non-independent trustees receive compensation for services as trustees of the Fund or the entities that invest in the Fund.
Investment advisory fees: The Fund pays management fees to TAM based on average daily net assets (“ANA”) at the following rate:
0.80% of ANA
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees and certain extraordinary expenses exceed the following stated annual limit:
1.00% Expense Limit
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived fees.
During the period ended June 30, 2011, there were no amounts reimbursed/waived or recaptured by the adviser. There are no amounts available for recapture at June 30, 2011.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Third Avenue Value VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2012. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.
Brokerage commissions: Brokerage commissions incurred on security transactions placed with affiliates of the adviser or sub-adviser for the period ended June 30, 2011 were less than $1.
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2011 were as follows:

Purchases of securities:
Long-term	$3,861
U.S. Government	—
Proceeds from maturities and sales of Securities:
Long-term	23,034
U.S. Government	—
NOTE 5. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax provisions taken for all open tax years (2008 — 2010), or expected to be taken in the Fund’s 2011 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, structured notes, foreign bonds, swaps, net operating losses, distribution reclasses for REITs, passive foreign investment companies, foreign currency transactions, capital loss carryforwards, and post-October loss deferrals.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Third Avenue Value VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 6. SUBSEQUENT EVENT
Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Third Avenue Value VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 8-9, 2011, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Third Avenue Value VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and Third Avenue Management LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2012. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of a comparable fund managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the investment approach for the Portfolio. The Trustees considered the services provided by TAM for the portion of the management fee it retains after payment of the Sub-Adviser’s fee, including oversight of the performance of administrative, recordkeeping, shareholder relations, regulatory reporting and other functions of the Portfolio as well as “manager of managers” services TAM provides in the form of selection and oversight of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2010. The Board noted that the performance of the Initial Class of the Portfolio was in line with the median for its peer universe for the past 1-year period, below the median for the past 3- and 5-year periods and above the median for the past 10-year period. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information about TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio, including the amount of the management fee retained by TAM following payment of the sub-advisory fee. The Trustees noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the median for its peer group and in line with the median for its peer universe. The Trustees noted the profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees considered the management fee schedule and the existence of breakpoints, if any. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice. The Trustees also noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica Third Avenue Value VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)
(unaudited)
Other considerations. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica WMC Diversified Equity VP
(formerly, Transamerica Diversified Equity VP)
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at January 1, 2011 and held for the entire period until June 30, 2011.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (B)
	Beginning	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized
Fund Name	Account Value	Value	During Period (A)	Value	During Period (A)	Expense Ratio
Transamerica WMC Diversified Equity VP
Initial Class	$1,000.00	$1,013.80	$3.94	$1,020.88	$3.96	0.79%
Service Class	1,000.00	1,012.50	5.19	1,019.64	5.21	1.04

(A)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(B)	5% return per year before expenses.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2011
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

% of Net
Asset Type	Assets

Common Stocks	95.8%
Securities Lending Collateral	5.0
Repurchase Agreement	4.2
Other Assets and Liabilities — Net	(5.0)

Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica WMC Diversified Equity VP
(formerly, Transamerica Diversified Equity VP)
SCHEDULE OF INVESTMENTS
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS - 95.8%
Aerospace & Defense - 2.2%
Boeing Co.	86,462	$6,392
Honeywell International, Inc.	132,527	7,897
Air Freight & Logistics - 0.5%
CH Robinson Worldwide, Inc. ^	41,815	3,297
Automobiles - 0.3%
Ford Motor Co. ‡	162,222	2,237
Biotechnology - 1.3%
Amgen, Inc. ‡	144,222	8,415
Chemicals - 0.8%
Sherwin-Williams Co. ^	62,800	5,267
Communications Equipment - 4.5%
Alcatel-Lucent ADR ‡ ^	358,330	2,068
Cisco Systems, Inc.	1,366,939	21,338
Emulex Corp. ‡	333,300	2,866
Riverbed Technology, Inc. ‡	73,135	2,895
Computers & Peripherals - 10.5%
Apple, Inc. ‡	80,606	27,057
Dell, Inc. ‡	317,198	5,288
EMC Corp. ‡	730,834	20,134
NetApp, Inc. ‡	141,489	7,468
QLogic Corp. ‡	487,700	7,764
Consumer Finance - 0.8%
American Express Co.	97,988	5,066
Diversified Consumer Services - 1.2%
Apollo Group, Inc. — Class A ‡	177,025	7,732
Electrical Equipment - 0.8%
Emerson Electric Co.	92,319	5,193
Energy Equipment & Services - 3.7%
Baker Hughes, Inc.	78,700	5,710
Cameron International Corp. ‡	130,260	6,551
Core Laboratories NV	8,111	905
Diamond Offshore Drilling, Inc. ^	94,140	6,628
Oceaneering International, Inc.	102,440	4,149
Food Products - 0.1%
Kraft Foods, Inc. — Class A	21,946	773
Health Care Equipment & Supplies - 1.9%
Hologic, Inc. ‡	341,072	6,879
Intuitive Surgical, Inc. ‡	12,682	4,719
Stryker Corp.	11,398	669
Health Care Providers & Services - 6.2%
Aetna, Inc.	138,822	6,121
AmerisourceBergen Corp. — Class A	119,740	4,957
Cardinal Health, Inc.	154,669	7,025
Express Scripts, Inc. ‡ ^	83,505	4,508
Laboratory Corp. of America Holdings ‡	50,345	4,873
UnitedHealth Group, Inc.	239,795	12,369
Hotels, Restaurants & Leisure - 0.9%
Ctrip.com International, Ltd. ADR ‡	51,100	2,201
Starbucks Corp.	97,484	3,850
Industrial Conglomerates - 2.1%
General Electric Co.	561,682	10,593
Tyco International, Ltd.	53,320	2,636
Internet & Catalog Retail - 1.4%
Amazon.com, Inc. ‡	14,088	2,881
NetFlix, Inc. ‡	9,800	2,574
priceline.com, Inc. ‡	6,709	3,435
Internet Software & Services - 2.4%
Baidu, Inc. ADR ‡	13,576	1,902
eBay, Inc. ‡	192,291	6,205
IAC/InterActiveCorp ‡	195,856	7,476
IT Services - 5.3%
Cognizant Technology Solutions Corp. — Class A ‡	51,439	3,773
International Business Machines Corp.	175,762	30,152
Life Sciences Tools & Services - 2.4%
Bruker Corp. ‡	199,993	4,072
Waters Corp. ‡	115,399	11,048
Machinery - 7.4%
Caterpillar, Inc.	150,102	15,981
Cummins, Inc.	36,616	3,789
Dover Corp.	83,202	5,641
Illinois Tool Works, Inc.	111,798	6,315
Joy Global, Inc.	62,788	5,980
Parker Hannifin Corp.	107,254	9,625
Media - 3.5%
DIRECTV — Class A ‡	71,532	3,635
News Corp. — Class A	304,437	5,389
Omnicom Group, Inc.	185,378	8,928
Sirius XM Radio, Inc. ‡ ^	1,835,629	4,020
Metals & Mining - 4.1%
Cliffs Natural Resources, Inc.	65,000	6,009
Freeport-McMoRan Copper & Gold, Inc.	48,353	2,558
Nucor Corp.	91,547	3,774
Rio Tinto PLC ADR	61,164	4,423
Teck Resources, Ltd. — Class B	107,907	5,475
Walter Energy, Inc.	35,986	4,167
Oil, Gas & Consumable Fuels - 8.0%
Anadarko Petroleum Corp.	98,260	7,542
BP PLC ADR	136,137	6,030
Canadian Natural Resources, Ltd.	155,900	6,526
Exxon Mobil Corp.	148,282	12,067
Occidental Petroleum Corp.	86,945	9,046
Petrohawk Energy Corp. ‡	56,512	1,394
Valero Energy Corp.	334,839	8,562
Pharmaceuticals - 0.4%
Abbott Laboratories	50,162	2,640
Semiconductors & Semiconductor Equipment - 6.4%
Altera Corp.	448,975	20,809
Analog Devices, Inc.	167,800	6,568
Intersil Corp. — Class A	366,036	4,704
Memc Electronic Materials, Inc. ‡	206,300	1,760
Xilinx, Inc. ^	200,379	7,308
Software - 10.7%
Adobe Systems, Inc. ‡	144,470	4,544
Autodesk, Inc. ‡	120,473	4,650
BMC Software, Inc. ‡	98,528	5,389
Check Point Software Technologies, Ltd. ‡	101,914	5,794
Citrix Systems, Inc. ‡	71,189	5,695
Longtop Financial Technologies, Ltd. ADR ‡ § ə ^	19,000	360
Microsoft Corp.	741,977	19,291
Oracle Corp.	625,157	20,574
Red Hat, Inc. ‡	52,822	2,425

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica WMC Diversified Equity VP
(formerly, Transamerica Diversified Equity VP)
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Specialty Retail - 2.9%
Abercrombie & Fitch Co. — Class A	38,500	$2,576
Advance Auto Parts, Inc. ^	44,245	2,588
Buckle, Inc. ^	69,036	2,948
Ross Stores, Inc.	69,962	5,605
TJX Cos., Inc.	86,497	4,544
Textiles, Apparel & Luxury Goods - 2.2%
Coach, Inc.	88,627	5,666
Deckers Outdoor Corp. ‡^	9,623	848
Fossil, Inc. ‡	12,000	1,413
Lululemon Athletica, Inc. ‡ ^	29,645	3,315
Polo Ralph Lauren Corp. — Class A ^	23,113	3,065
Wireless Telecommunication Services - 0.9%
Vodafone Group PLC ADR	212,618	5,681

Total Common Stocks (cost $582,325)		615,644

SECURITIES LENDING COLLATERAL - 5.0%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.22% ▲	31,984,021	$31,984
Total Securities Lending Collateral (cost $31,984)

	Principal	Value
REPURCHASE AGREEMENT - 4.2%
State Street Bank & Trust Co. 0.01% ▲, dated 06/30/2011, to be repurchased at $26,968 on 07/01/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, with a value of $27,508.	$26,968	26,968
Total Repurchase Agreement (cost $26,968)

Total Investment Securities (cost $641,277) #		674,596
Other Assets and Liabilities - Net		(32,173)

Net Assets		$642,423

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $31,278.

‡	Non-income producing security.

§	Illiquid. These securities aggregated $360, or 0.06%, of the fund’s net assets.

ə	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. This security had a market value of $360, or 0.06%, of the fund’s net assets.

▲	Rate shown reflects the yield at 06/30/2011.

#	Aggregate cost for federal income tax purposes is $641,277. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $48,495 and $15,176, respectively. Net unrealized appreciation for tax purposes is $33,319.
DEFINITION:
ADR	American Depositary Receipt
VALUATION SUMMARY: Э

		Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	06/30/2011
Common Stocks	$587,748	$27,536	$360	$615,644
Repurchase Agreement	—	26,968	—	26,968
Securities Lending Collateral	31,984	—	—	31,984
Total	$619,732	$54,504	$360	$674,596
Level 3 Rollforward — Investment Securities

										Net Change in
										Unrealized
										Appreciation/
										(Depreciation)
						Net Change in				on
	Beginning			Accrued	Total	Unrealized		Transfers	Ending	Investments
	Balance at			Discounts/	Realized	Appreciation	Transfers	out of Level	Balance at	Held at
Securities	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	/(Depreciation)ƒ	into Level 3	3	06/30/2011	06/30/2011/
Common Stock	$—	$579	$—	$—	$—	$(219)	$—	$—	$360	$(219)

Э	See the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques.

ƒ	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 6/30/2011 may be due to an investment no longer held or categorized as Level 3 at period end.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica WMC Diversified Equity VP
(formerly, Transamerica Diversified Equity VP)
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2011
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $614,309)	$647,628
(including securities loaned of $31,278)
Repurchase agreement, at value (cost: $26,968)	26,968
Receivables:
Investment securities sold	3,359
Shares sold	165
Securities lending income (net)	12
Dividends	638
Dividend reclaims	297
Prepaid expenses	6

679,073

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	3,903
Shares redeemed	271
Management and advisory fees	371
Distribution and service fees	8
Trustees fees	2
Administration fees	10
Printing and shareholder reports fees	68
Audit and tax fees	8
Other	25
Collateral for securities on loan	31,984

36,650

Net assets	$642,423

Net assets consist of:
Capital stock ($.01 par value)	$314
Additional paid-in capital	694,562
Undistributed (accumulated) net investment income (loss)	12,154
Undistributed (accumulated) net realized gain (loss) from investment securities	(97,969)
Net unrealized appreciation (depreciation) on:
Investment securities	33,319
Translation of assets and liabilities denominated in foreign currencies	43

Net assets	$642,423

Net assets by class:
Initial Class	$602,506
Service Class	39,917
Shares outstanding:
Initial Class	29,410
Service Class	1,968
Net asset value and offering price per share:
Initial Class	$20.49
Service Class	20.28
STATEMENT OF OPERATIONS
For the period ended June 30, 2011
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income (including withholding taxes on foreign dividends of $13)	$3,375
Interest income	1
Securities lending income (net)	44

3,420

Expenses:
Management and advisory	2,375
Distribution and service:
Service Class	50
Printing and shareholder reports	88
Custody	34
Administration	66
Legal	17
Audit and tax	8
Trustees	10
Transfer agent	2
Other	10

Total expenses	2,660

Net investment income	760

Net realized gain (loss) on transactions from:
Investment securities	80,265

Net decrease in unrealized appreciation (depreciation) on:
Investment securities	(71,780)
Translation of assets and liabilities denominated in foreign currencies	22

Change in unrealized appreciation (depreciation)	(71,758)

Net realized and unrealized gain	8,507

Net increase in net assets resulting from operations	$9,267

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica WMC Diversified Equity VP
(formerly, Transamerica Diversified Equity VP)
STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(all amounts in thousands)

	June 30, 2011	December 31,
	(unaudited)	2010
From operations:
Net investment income	$760	$11,793
Net realized gain from investment securities	80,265	46,901
Change in net unrealized appreciation (depreciation) on investment securities and foreign currency translation	(71,758)	28,692

Net increase in net assets resulting from operations	9,267	87,386

Distributions to shareholders:
From net investment income:
Initial Class	—	(5,850)
Service Class	—	(331)

Total distributions to shareholders	—	(6,181)

Capital share transactions:
Proceeds from shares sold:
Initial Class	6,623	38,944
Service Class	3,098	10,745

	9,721	49,689

Proceeds from fund acquisition:
Initial Class	—	202,670
Service Class	—	15,476

	—	218,146

Dividends and distributions reinvested:
Initial Class	—	5,850
Service Class	—	331

	—	6,181

Cost of shares redeemed:
Initial Class	(50,016)	(109,123)
Service Class	(5,554)	(12,235)

	(55,570)	(121,358)

Fair fund settlement:
Initial Class	—	244
Service Class	—	14

	—	258

Net increase (decrease) in net assets from capital shares transactions	(45,849)	152,916

Net increase (decrease) in net assets	(36,582)	234,121

Net assets:
Beginning of period/year	679,005	444,884

End of period/year	$642,423	$679,005

Undistributed net investment income	$12,154	$11,394

Share activity:
Shares issued:
Initial Class	327	2,233
Service Class	153	612

	480	2,845

Shares issued on fund acquisition:
Initial Class	—	11,065
Service Class	—	852

	—	11,917

Shares issued-reinvested from distributions:
Initial Class	—	370
Service Class	—	21

	—	391

Shares redeemed:
Initial Class	(2,451)	(6,269)
Service Class	(275)	(709)

	(2,726)	(6,978)

Net increase (decrease) in shares outstanding:
Initial Class	(2,124)	7,399
Service Class	(122)	776

	(2,246)	8,175

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica WMC Diversified Equity VP
(formerly, Transamerica Diversified Equity VP)
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	June 30, 2011		Initial Class
	Period ended		Year Ended December 31,
	(unaudited)		2010	2009	2008	2007	2006
Net asset value
Beginning of period/year	$20.21		$17.49	$13.82	$25.01	$22.05	$18.81
Investment operations
Net investment income(A)	0.02		0.38	0.22	0.41	0.31	0.27
Net realized and unrealized gain (loss)	0.26		2.52	3.67	(11.21)	3.02	3.23

Total operations	0.28		2.90	3.89	(10.80)	3.33	3.50

Distributions
From net investment income	—		(0.18)	(0.22)	(0.39)	(0.37)	(0.26)

Total distributions	—		(0.18)	(0.22)	(0.39)	(0.37)	(0.26)

Net asset value
End of period/year	$20.49		$20.21	$17.49	$13.82	$25.01	$22.05

Total return(B)	1.38	%(C)	16.85%	28.32%	(43.67%)	15.24%	18.79%
Net assets end of period/year (000’s)	$602,506		$637,146	$422,067	$288,218	$611,618	$598,312
Ratio and supplemental data
Expenses to average net assets	0.79	%(D)	0.84%	0.91%	0.84%	0.85%	0.87%
Net investment income, to average net assets	0.25	%(D)	2.14%	1.49%	2.03%	1.31%	1.35%
Portfolio turnover rate	99	%(C)	111%	54%	18%	34%	59%
For a share outstanding throughout each period

	Period ended		Service Class
	June 30, 2011		Year Ended December 31,
	(unaudited)		2010	2009	2008	2007	2006
Net asset value
Beginning of period/year	$20.03		$17.36	$13.74	$24.85	$21.93	$18.73
Investment operations
Net investment income(A)	—	(E)	0.34	0.18	0.37	0.26	0.21
Net realized and unrealized gain (loss)	0.25		2.49	3.63	(11.15)	2.99	3.23

Total operations	0.25		2.83	3.81	(10.78)	3.25	3.44

Distributions
From net investment income	—		(0.16)	(0.19)	(0.33)	(0.33)	(0.24)

Total distributions	—		(0.16)	(0.19)	(0.33)	(0.33)	(0.24)

Net asset value
End of period/year	$20.28		$20.03	$17.36	$13.74	$24.85	$21.93

Total return(B)	1.25	%(C)	16.55%	27.85%	(43.81%)	14.98%	18.45%
Net assets end of period/year (000’s)	$39,917		$41,859	$22,817	$8,498	$24,292	$16,329
Ratio and supplemental data
Expenses to average net assets	1.04	%(D)	1.09%	1.16%	1.09%	1.10%	1.12%
Net investment income, to average net assets	—	%(D),(F)	1.93%	1.16%	1.83%	1.11%	1.02%
Portfolio turnover rate	99	%(C)	111%	54%	18%	34%	59%

(A)	Calculated based on average number of shares outstanding.

(B)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(C)	Not annualized.

(D)	Annualized.

(E)	Rounds to less than $0.01 or $(0.01).

(F)	Rounds to less than 0.01% or (0.01)%.
Note: Prior to January 1, 2010, all of the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica WMC Diversified Equity VP
(formerly, Transamerica Diversified Equity VP)
NOTES TO FINANCIAL STATEMENTS
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. On March 22, 2011, Transamerica Diversified Equity VP changed its name to Transamerica WMC Diversified Equity VP. Transamerica WMC Diversified Equity VP (the “Fund”) is part of TST.
The Fund currently offers two classes of shares; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund, including investment objectives and strategies.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian and, pursuant to the terms of the repurchase agreements, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rates in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.
Restricted and illiquid securities: Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.
The restricted and illiquid securities at June 30, 2011 are listed in the Schedule of Investments.
Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Fund’s securities exposes the Fund to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Fund seeks to increase its net investment income through the receipt of interest (after rebates and fees).
Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2011 are shown in the Schedule of Investments and Statement of Assets and Liabilities.
Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica WMC Diversified Equity VP
(formerly, Transamerica Diversified Equity VP)
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. (continued)
Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.
There were no commissions recaptured during the period ended June 30, 2011.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.
Foreign taxes: The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests.
Fair funds settlement: The Securities and Exchange Commission (“SEC”) had investigated several companies and found that there were some companies that conducted rapid in and out trading of mutual funds, known as market timing, through deceptive means. Through an SEC order the companies found to be market timing against mutual funds were required to pay amounts to compensate for the market timing activity. Amounts received as a result of the SEC order are noted on the Statement of Changes in Net Assets.
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities (common and preferred stock): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica WMC Diversified Equity VP
(formerly, Transamerica Diversified Equity VP)
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 2. (continued)
Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts (“ADR”), financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.
Securities lending collateral: Securities lending collateral is a money market fund which is valued at the net assets of the underlying portfolios and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Fund’s Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When the Fund must use fair valuation methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.
The hierarchy classification of inputs used to value the Fund’s investments at June 30, 2011 are disclosed in the Valuation Summary of the Fund’s Schedule of Investments. Transfers between Levels are considered to have occurred at the end of the reporting period.
There were no significant transfers between Level 1 and Level 2 during the period ended June 30, 2011.
For assets and liabilities for which significant unobservable inputs (Level 3) were used, there is a reconciliation of the beginning to the ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. The Level 3 reconciliation, if any, is disclosed in the Valuation Summary of the Fund’s Schedule of Investments.
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company and Transamerica Advisors Life Insurance Company of New York.
TAM, the Fund’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
Prior to March 22, 2011, Transamerica Investment Management, LLC, an affiliate of the Fund, served as sub-adviser to the Fund. On March 22, 2011, the Fund changed its sub-adviser to Wellington Management Company, LLP.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TFS and TCI. None of the non-independent trustees receive compensation for services as trustees of the Fund or the entities that invest in the Fund.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica WMC Diversified Equity VP
(formerly, Transamerica Diversified Equity VP)
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
The following schedule reflects the percentage of Fund’s assets owned by affiliated investment companies at June 30, 2011:

	Market	% of Net
	Value	Assets
Transamerica Asset Allocation-Conservative VP	$22,271	3.47%
Transamerica Asset Allocation-Growth VP	15,728	2.45
Transamerica Asset Allocation-Moderate VP	35,238	5.48
Transamerica Asset Allocation-Moderate Growth VP	54,780	8.53

Total	$128,017	19.93%

Investment advisory fees: The Fund pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $500 million	0.73%
Over $500 million up to $2.5 billion	0.70%
Over $2.5 billion	0.65%
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees and certain extraordinary expenses, exceed the following stated annual limit:
0.85% Expense Limit
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived fees.
During the period ended June 30, 2011, there were no amounts reimbursed/waived or recaptured by the adviser. There are no amounts available for recapture by the adviser as of June 30, 2011.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2012. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica WMC Diversified Equity VP
(formerly, Transamerica Diversified Equity VP)
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2011 were as follows:

Purchases of securities:
Long-term	$642,271
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	708,293
U.S. Government	—
NOTE 5. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax provisions taken for all open tax years (2008 — 2010), or expected to be taken in the Fund’s 2011 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, structured notes, foreign bonds, swaps, net operating losses, distribution reclasses for REITs, passive foreign investment companies, foreign currency transactions, capital loss carryforwards, and post-October loss deferrals.
NOTE 6. REORGANIZATION
On April 30, 2010, Transamerica Diversified Equity VP (formerly, Transamerica Templeton Global VP) acquired all of the net assets of Transamerica Munder Net50 VP and Transamerica Science & Technology VP pursuant to a Plan of Reorganization. Transamerica Diversified Equity VP is the accounting survivor. The purpose of the transaction was to achieve a more cohesive, focused, and streamlined fund complex. The acquisition was accomplished by a tax-free exchange of 11,917 shares of Transamerica Diversified Equity VP for 10,591 shares of Transamerica Munder Net50 VP and 28,350 shares of Transamerica Science & Technology VP outstanding on April 30, 2010. Transamerica Munder Net50 VP’s net assets at that date, $96,237, including $8,685 unrealized appreciation, were combined with those of Transamerica Diversified Equity VP. Transamerica Science & Technology VP’s net assets at that date, $121,909, including $15,867 unrealized appreciation, were combined with those of Transamerica Diversified Equity VP. The aggregate net assets of Transamerica Diversified Equity VP immediately before the acquisition were $449,479; the combined net assets of Transamerica Diversified Equity VP immediately after the acquisition were $667,625. In the acquisition, Transamerica Diversified Equity VP retained certain capital loss carryforwards from Transamerica Munder Net50 VP and Transamerica Science & Technology VP in the amount of $5,800.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica WMC Diversified Equity VP
(formerly, Transamerica Diversified Equity VP)
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 6. (continued)
Shares issued with the acquisition were as follows:

Transamerica Munder Net50 VP
Class	Shares	Amount
Initial	5,058	$92,653

Service	197	3,584

Transamerica Science & Technology VP
Class	Shares	Amount
Initial	6,007	$110,017

Service	655	11,892
The exchange ratio of the reorganization for the Fund is as follows (Transamerica Diversified Equity VP shares issuable/ Transamerica Munder Net50 VP):

Transamerica Munder Net50 VP
Class	Exchange Ratio
Initial	0.50

Service	0.49
The exchange ratio of the reorganization for the class is as follows (Transamerica Diversified Equity VP shares issuable/Transamerica Science & Technology VP):

Transamerica Science & Technology VP
Class	Exchange Ratio
Initial	0.24

Service	0.23
NOTE 7. SUBSEQUENT EVENT
Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica WMC Diversified Equity VP
(formerly, Transamerica Diversified Equity VP)
APPROVAL OF NEW INVESTMENT SUB-ADVISORY AGREEMENT
(unaudited)
At a special meeting of the Board Members of Transamerica Series Trust (the “Board”) held on January 19, 2011, the Board, including the Independent Board Members, approved the termination of Transamerica Investment Management, LLC (“TIM”) as sub-adviser to Transamerica Diversified Equity VP (the “Portfolio”), and approved a new investment sub-advisory agreement for the Portfolio between Transamerica Asset Management, Inc. (“TAM” or the “Manager”) and Wellington Management Company, LLP (“Wellington” or the “Sub -Adviser”) the Portfolio’s proposed new Sub-Adviser.
The Board considered the termination of TIM as sub-adviser for the Portfolio and the appointment of Wellington as replacement sub-adviser. The Board authorized TAM to terminate the sub-advisory agreement with TIM. The Board also approved the sub-advisory agreement with Wellington, with respect to the Portfolio, for an initial two-year period (the “New Sub-Advisory Agreement”).
To assist the Board Members in their consideration of the New Sub-Advisory Agreement, the Board Members received in advance of their meeting certain materials and information. In addition, the Independent Board Members consulted with their independent legal counsel, discussing, among other things, the legal standards and certain other considerations relevant to the Board Members’ deliberations.
Among other matters, the Board Members considered:
(a) that TAM advised the Board Members that the appointment of the Sub-Adviser is not expected to result in any diminution in the nature, quality and extent of services provided to the Portfolio and its shareholders, including compliance services;
(b) that the Sub-Adviser is an experienced and respected asset management firm, and that TAM believes that the Sub-Adviser has the capabilities, resources and personnel necessary to provide advisory services to the Portfolio based on an assessment of the services the Sub-Adviser provides to other funds within the Transamerica fund complex;
(c) that in June 2010 the Board performed a full annual review of the sub-advisory agreements with the Sub-Adviser with respect to Transamerica funds not discussed herein, and determined that the Sub-Adviser has the capabilities, resources and personnel necessary to provide the sub-advisory services to the Portfolio;
(d) the proposed responsibilities of the Sub-Adviser for the Portfolio and the services expected to be provided by it;
(e) that advisory fee rates paid by the Portfolio to TAM would not increase; and
(f) that the sub-advisory fee payable to the Sub-Adviser would be paid by TAM and not the Portfolio, and that the sub-advisory fee payable by TAM to the Sub-Adviser are consistent with TAM’s fiduciary duty under applicable law.
In their deliberations, the Board Members did not identify any particular information that was all-important or controlling, and each Board Member may have attributed different weights to the various factors. The Board Members evaluated all information available to them, and the Board Members, including a majority of the Independent Board Members, concluded that the New Sub-Advisory Agreement should be approved and that the fees payable there under are consistent with TAM’s fiduciary duty under applicable law. The Board Members, including a majority of the Independent Board Members, found that the changes in sub-adviser, to the Sub-Adviser was in the best interests of the Portfolio and its shareholders and did not involve a conflict of interest from which TAM derives an inappropriate advantage.
Nature, Quality and Extent of Services Provided. In evaluating the nature, quality and extent of the services to be provided by the Sub-Adviser under the New Sub-Advisory Agreement, the Board Members considered, among other things, information and assurances provided by TAM as to the operations, facilities, organization and personnel of the Sub-Adviser, the anticipated ability of the Sub-Adviser to perform its duties under the New Sub-Advisory Agreement, and any anticipated changes to the name, current investment program, and other practices of the Portfolio. The Board Members considered that TAM has advised the Board Members that the appointment of the Sub-Adviser is not expected to result in any diminution in the nature, quality and extent of services provided to the Portfolio and its shareholders, including compliance services. The Board Members considered that the Sub-Adviser is an experienced and respected asset management firm and that TAM believes that the Sub-Adviser has the capabilities, resources and personnel necessary to provide advisory services to the Portfolio based on the assessment of the services that the Sub-Adviser provides to other funds within the Transamerica fund complex. The Board also noted that TAM recommended to the Board that the Sub-Adviser be appointed based on TAM’s desire to engage a sub-adviser with a proven performance record for the particular investment strategy that is contemplated for the Portfolio.
Based on their review of the materials provided and the assurances they had received from TAM, the Board Members determined that the Sub-Adviser can provide sub-advisory services that are appropriate in scope and extent in light of the proposed investment program for the Portfolio and the Sub-Adviser’s appointment is not expected to adversely affect the nature, quality and extent of services provided to the Portfolio.
Fees and Costs of Services Provided. The Board Members considered the sub-advisory fee rate under the New Sub-Advisory Agreement as well as the overall management fee structure of the Portfolio. The Board Members noted that the Portfolio does not directly pay the sub-advisory fee. The Board Members took into consideration that they reviewed TAM’s anticipated profitability with respect to the Portfolio to the extent that the New Sub-Advisory Agreement was approved and noted that advisory fee rates would remain unchanged. The Board Members determined that the sub-advisory fees proposed to be paid by TAM to the Sub-Adviser are consistent with TAM’s fiduciary duty under applicable law.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica WMC Diversified Equity VP
(formerly, Transamerica Diversified Equity VP)
APPROVAL OF NEW INVESTMENT SUB-ADVISORY AGREEMENT (continued)
(unaudited)
Economies of Scale. The Board Members noted that TAM believes that the appointment of the Sub-Adviser has the potential to attract additional assets. The Board Members also noted that the advisory fee schedule, which contains breakpoints, would remain unchanged and determined that the breakpoints permit certain economies of scale for the benefit of shareholders as the Portfolio grows. It was also noted that Portfolio assets would be aggregated for purposes of calculating sub-advisory fees. The Board Members concluded that they would have the opportunity to periodically reexamine whether economies of scale had been achieved, and the appropriateness of management fees payable to TAM and fees payable by TAM to the Sub-Adviser, in the future.
Fall-Out Benefits. The Board Members took into consideration the character of other incidental benefits that may be received by the Sub-Adviser, including the potential use of portfolio brokerage transactions to pay for research services, and noted that TAM believes that such benefits are expected to be consistent with industry practice. The Board Members also considered the potential for increased visibility in the marketplace as a result of the Sub-Adviser’s relationship with the Portfolio.
Investment Performance. The Board Members noted the Sub-Adviser’s investment management experience, capabilities and resources. The Board Members also noted that TAM believes the appointment of the Sub-Adviser could benefit shareholders by offering them the potential for superior performance, but were unable to predict what effect execution of the New Sub-Advisory Agreement would actually have on the future performance of the Portfolio. Based on this information, the Board determined that the Sub-Adviser is capable of generating a level of investment performance that is appropriate in light of the Portfolio’s intended investment objectives, policies and strategies.
Other Considerations. The Board Members also considered that the proposed Sub-Adviser change is one of a number of recommendations by Management following a strategic review of AEGON’s asset management business. Further, the Board Members noted that TAM believes that the proposed changes are in the best interest of shareholders to protect shareholder value based on the unsettled state of TIM over the past year.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica WMC Diversified Growth VP
UNDERSTANDING YOUR FUND’S EXPENSES (unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at January 1, 2011 and held for the entire period until June 30, 2011.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (B)
	Beginning	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized
Fund Name	Account Value	Value	During Period (A)	Value	During Period (A)	Expense Ratio
Transamerica WMC Diversified Growth VP
Initial Class	$1,000.00	$1,052.10	$3.92	$1,020.98	$3.86	0.77%
Service Class	1,000.00	1,051.30	5.19	1,019.74	5.11	1.02

(A)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(B)	5% return per year before expenses.
SCHEDULE OF INVESTMENTS COMPOSITION
At June 30, 2011
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

% of Net
Asset Type	Assets

Common Stocks	96.5%
Securities Lending Collateral	6.6
Repurchase Agreement	3.4
Other Assets and Liabilities — Net	(6.5)

Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica WMC Diversified Growth VP
SCHEDULE OF INVESTMENTS
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 96.5%
Aerospace & Defense - 2.4%
Boeing Co.^	286,266	$21,164
Honeywell International, Inc.	476,252	28,380
Air Freight & Logistics - 0.4%
CH Robinson Worldwide, Inc. ^	108,555	8,558
Automobiles - 0.5%
Ford Motor Co. ‡ ^	683,390	9,424
Biotechnology - 1.3%
Amgen, Inc. ‡	468,904	27,361
Chemicals - 0.8%
Sherwin-Williams Co. ^	200,750	16,837
Communications Equipment - 4.7%
Alcatel-Lucent ADR ‡ ^	980,136	5,655
Cisco Systems, Inc.	4,771,930	74,490
Emulex Corp. ‡ ^	1,048,159	9,014
Riverbed Technology, Inc. ‡ ^	179,643	7,112
Computers & Peripherals - 10.8%
Apple, Inc. ‡	257,725	86,511
Dell, Inc. ‡	1,434,004	23,905
EMC Corp. ‡	2,531,638	69,747
NetApp, Inc. ‡	447,826	23,636
QLogic Corp. ‡ ^	1,164,126	18,533
Consumer Finance - 0.9%
American Express Co.	375,152	19,395
Diversified Consumer Services - 1.9%
Apollo Group, Inc. — Class A ‡	345,596	15,096
ITT Educational Services, Inc. ‡ ^	307,672	24,072
Electrical Equipment - 0.8%
Emerson Electric Co.	284,880	16,025
Energy Equipment & Services - 3.5%
Baker Hughes, Inc. ^	229,064	16,621
Cameron International Corp. ‡	352,332	17,719
Core Laboratories NV	26,047	2,905
Diamond Offshore Drilling, Inc. ^	314,257	22,127
Oceaneering International, Inc. ^	304,382	12,327
Food Products - 0.3%
Kraft Foods, Inc. — Class A	152,788	5,383
Health Care Equipment & Supplies - 1.8%
Hologic, Inc. ‡	910,001	18,354
Intuitive Surgical, Inc. ‡ ^	42,769	15,915
Stryker Corp. ^	40,005	2,348
Health Care Providers & Services - 5.3%
AmerisourceBergen Corp. — Class A	363,371	15,044
Cardinal Health, Inc.	445,624	20,240
Express Scripts, Inc. ‡	281,354	15,187
Laboratory Corp. of America Holdings ‡ ^	169,153	16,372
UnitedHealth Group, Inc.	817,454	42,164
Hotels, Restaurants & Leisure - 0.8%
Ctrip.com International, Ltd. ADR ‡	105,594	4,549
Starbucks Corp.	306,043	12,086
Industrial Conglomerates - 2.3%
General Electric Co.	2,068,750	39,016
Tyco International, Ltd.	171,310	8,468
Internet & Catalog Retail - 1.1%
Amazon.com, Inc. ‡	44,703	9,141
priceline.com, Inc. ‡	27,288	13,970
Internet Software & Services - 1.9%
eBay, Inc. ‡	494,885	15,970
IAC/InterActiveCorp ‡	584,031	22,292
IT Services - 5.7%
Cognizant Technology Solutions Corp. — Class A ‡	179,259	13,147
International Business Machines Corp.	606,689	104,077
Life Sciences Tools & Services - 2.0%
Bruker Corp. ‡	359,003	7,309
Waters Corp. ‡	349,056	33,419
Machinery - 7.5%
Caterpillar, Inc.	527,696	56,179
Cummins, Inc.	128,139	13,261
Dover Corp.	292,835	19,854
Illinois Tool Works, Inc. ^	310,185	17,522
Joy Global, Inc.	204,381	19,465
Parker Hannifin Corp.	317,046	28,452
Media - 3.4%
DIRECTV — Class A ‡	296,668	15,077
News Corp. — Class A	1,079,974	19,116
Omnicom Group, Inc. ^	641,579	30,897
Sirius XM Radio, Inc. ‡ ^	2,463,008	5,394
Metals & Mining - 4.3%
Cliffs Natural Resources, Inc.	187,622	17,345
Freeport-McMoRan Copper & Gold, Inc.	177,125	9,370
Nucor Corp. ^	325,102	13,401
Rio Tinto PLC ADR	230,256	16,652
Teck Resources, Ltd. — Class B	331,259	16,808
Walter Energy, Inc.	121,214	14,037
Oil, Gas & Consumable Fuels - 7.9%
Anadarko Petroleum Corp.	294,345	22,594
BP PLC ADR	318,085	14,088
Canadian Natural Resources, Ltd.	462,968	19,380
Exxon Mobil Corp.	507,012	41,260
Occidental Petroleum Corp.	275,065	28,618
Petrohawk Energy Corp. ‡	282,125	6,960
Valero Energy Corp.	1,229,320	31,434
Pharmaceuticals - 0.4%
Abbott Laboratories	160,958	8,470
Semiconductors & Semiconductor Equipment - 7.0%
Altera Corp. ^	1,499,487	69,502
Analog Devices, Inc.	588,130	23,019
Intersil Corp. — Class A ^	1,488,150	19,123
Memc Electronic Materials, Inc. ‡ ^	649,853	5,543
Xilinx, Inc. ^	746,673	27,231
Software - 11.4%
Adobe Systems, Inc. ‡	452,195	14,222
Autodesk, Inc. ‡	444,017	17,139
BMC Software, Inc. ‡	325,603	17,810
Check Point Software Technologies, Ltd. ‡	333,435	18,956
Citrix Systems, Inc. ‡	269,346	21,548
Longtop Financial Technologies, Ltd. ADR ‡ ^ Ə §	121,728	2,304
Microsoft Corp.	2,389,307	62,122
Oracle Corp.	2,252,540	74,132
Red Hat, Inc. ‡ ^	149,922	6,881
Specialty Retail - 2.3%
Advance Auto Parts, Inc. ^	133,215	7,792
Buckle, Inc. ^	152,319	6,504
Ross Stores, Inc.	237,571	19,033
TJX Cos., Inc.	276,595	14,530
The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica WMC Diversified Growth VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Textiles, Apparel & Luxury Goods - 2.2%
Coach, Inc.	251,126	$16,055
Deckers Outdoor Corp. ‡ ^	68,029	5,996
Fossil, Inc. ‡	21,347	2,513
Lululemon Athletica, Inc. ‡ ^	98,379	11,001
Polo Ralph Lauren Corp. — Class A ^	77,372	10,260
Wireless Telecommunication Services - 0.9%
Vodafone Group PLC ADR	707,002	18,891

Total Common Stocks (cost $1,701,904)		1,988,806

SECURITIES LENDING COLLATERAL - 6.6%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.22% ▲	137,069,648	137,070
Total Securities Lending Collateral (cost $137,070)

	Principal	Value

REPURCHASE AGREEMENT - 3.4%
State Street Bank & Trust Co. 0.01%▲, dated 06/30/2011, to be repurchased at $70,142 on 07/01/2011. Collateralized by U.S. Government Agency Obligations, 4.00%, due 12/15/2017, with a total value of $71,547.	$70,142	$70,142
Total Repurchase Agreement (cost $70,142)

Total Investment Securities (cost $1,909,116) #		2,196,018
Other Assets and Liabilities — Net		(133,118)

Net Assets		$2,062,900

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $133,884.

‡	Non-income producing security.

ə	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. This security had a market value of $2,304, or 0.11%, of the fund’s net assets.

§	Illiquid. This security had a market value of $2,304, or 0.11%, of the fund’s net assets.

▲	Rate shown reflects the yield at 06/30/2011.

#	Aggregate cost for federal income tax purposes is $1,909,116. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $348,400 and $61,498, respectively. Net unrealized appreciation for tax purposes is $286,902.
DEFINITION:
ADR            American Depositary Receipt
VALUATION SUMMARY :  '

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	06/30/2011
Common Stocks	$1,900,887	$85,615	$2,304	$1,988,806
Repurchase Agreement	—	70,142	—	70,142
Securities Lending Collateral	137,070	—	—	137,070
Total	$2,037,957	$155,757	$2,304	$2,196,018
Level 3 Rollforward — Investment Securities

Net Change in
Unrealized
Appreciation/
(Depreciation)
						Net Change in				on
	Beginning			Accrued	Total	Unrealized			Ending	Investments
	Balance at			Discounts/	Realized	Appreciation	Transfers	Transfers	Balance at	Held at
Securities	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	/(Depreciation)ƒ	into Level 3 ¥	out of Level 3	06/30/2011	06/30/2011ƒ
Common Stocks	$—	$—	$—	$—	$—	$—	$2,304	$—	$2,304	$(1,149)

Э	See the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques.

ƒ	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 6/30/2011 may be due to an investment no longer held or categorized as Level 3 at period end.

¥	Transferred into Level 3 because of unavailability of observable inputs.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica WMC Diversified Growth VP
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2011
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $1,838,974) (including securities loaned of $133,884)	$2,125,876
Repurchase agreement, at value (cost: $70,142)	70,142
Receivables:
Investment securities sold	12,643
Shares sold	4,465
Securities lending income (net)	33
Dividends	2,072
Prepaid expenses	18

2,215,249

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	12,524
Shares redeemed	1,145
Management and advisory fees	1,172
Distribution and service fees	24
Trustees fees	5
Transfer agent fees	1
Administration fees	33
Printing and shareholder reports fees	305
Audit and tax fees	3
Other	67
Collateral for securities on loan	137,070

152,349

Net assets	$2,062,900

Net assets consist of:
Capital stock ($.01 par value)	$874
Additional paid-in capital	1,952,677
Undistributed (accumulated) net investment income (loss)	10,236
Undistributed (accumulated) net realized gain (loss) from investment securities and foreign currency transactions	(187,790)
Net unrealized appreciation (depreciation) on:
Investment securities	286,902
Translation of assets and liabilities denominated in foreign currencies	1

Net assets	$2,062,900

Net assets by class:
Initial Class	$1,939,012
Service Class	123,888
Shares outstanding:
Initial Class	82,050
Service Class	5,302
Net asset value and offering price per share:
Initial Class	$23.63
Service Class	23.37

STATEMENT OF OPERATIONS For the period ended June 30, 2011 (all amounts in thousands) (unaudited)

Investment income:
Dividend income (including withholding taxes on foreign dividends of $29)	$10,890
Interest income	4
Securities lending income (net)	234

11,128

Expenses:
Management and advisory	7,395
Distribution and service:
Service Class	149
Printing and shareholder reports	165
Custody	122
Administration	208
Legal	49
Audit and tax	6
Trustees	29
Transfer agent	7
Other	31

Total expenses	8,161

Net investment income	2,967

Net realized gain (loss) on transactions from:
Investment securities	140,245
Foreign currency transactions	(3)

140,242

Net decrease in unrealized appreciation (depreciation) on:
Investment securities	(37,302)

Net realized and unrealized gain	102,940

Net increase in net assets resulting from operations	$105,907

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica WMC Diversified Growth VP
STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(all amounts in thousands)

	June 30, 2011	December 31,
	(unaudited)	2010
From operations:
Net investment income	$2,967	$7,270
Net realized gain (loss) from investment securities and foreign currency transactions	140,242	197,056
Change in net unrealized appreciation (depreciation) on investment securities	(37,302)	96,272

Net increase in net assets resulting from operations	105,907	300,598

Distributions to shareholders:
From net investment income:
Initial Class	—	(9,397)
Service Class	—	(87)

Total distributions to shareholders	—	(9,484)

Capital share transactions:
Proceeds from shares sold:
Initial Class	18,830	84,071
Service Class	11,432	95,003

	30,262	179,074

Dividends and distributions reinvested:
Initial Class	—	9,397
Service Class	—	87

	—	9,484

Cost of shares redeemed:
Initial Class	(112,479)	(175,409)
Service Class	(12,252)	(10,225)

	(124,731)	(185,634)

Net increase (decrease) in net assets from capital shares transactions	(94,469)	2,924

Net increase in net assets	11,438	294,038

Net assets:
Beginning of period/year	2,051,462	1,757,424

End of period/year	$2,062,900	$2,051,462

Undistributed net investment income	$10,236	$7,269

Share activity:
Shares issued:
Initial Class	800	4,330
Service Class	491	4,318

	1,291	8,648

Shares issued-reinvested from distributions:
Initial Class	—	533
Service Class	—	5

	—	538

Shares redeemed:
Initial Class	(4,820)	(8,876)
Service Class	(530)	(534)

	(5,350)	(9,410)

Net increase (decrease) in shares outstanding:
Initial Class	(4,020)	(4,013)
Service Class	(39)	3,789

	(4,059)	(224)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica WMC Diversified Growth VP
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Period ended				Initial Class
	June 30, 2011				Year Ended December 31,
	(unaudited)		2010		2009	2008	2007	2006
Net asset value
Beginning of period/year	$22.46		$19.18		$14.98	$28.90	$25.95	$23.87
Investment operations
Net investment income(A)	0.03		0.08		0.10	0.15	0.05	0.01
Net realized and unrealized gain (loss)	1.14		3.31		4.26	(13.09)	4.07	2.07

Total operations	1.17		3.39		4.36	(12.94)	4.12	2.08

Distributions
From net investment income	—		(0.11)		(0.16)	(0.06)	(0.01)	—
From net realized gains	—		—		—	(0.92)	(1.16)	—

Total distributions	—		(0.11)		(0.16)	(0.98)	(1.17)	—

Net asset value
End of period/year	$23.63		$22.46		$19.18	$14.98	$28.90	$25.95

Total return(B)	5.21	%(C)	17.81%		29.20%	(46.00%)	16.29%	8.71%
Net assets end of period/year (000’s)	$1,939,012		$1,932,732		$1,727,961	$1,442,534	$2,938,220	$3,324,168
Ratio and supplemental data	0.77	%(D)
Expenses to average net assets			0.78%		0.79%	0.76%	0.76%	0.77%
Net investment income, to average net assets	0.30	%(D)	0.42%		0.63%	0.63%	0.18%	0.04%
Portfolio turnover rate	31	%(C)	134	%(E)	43%	33%	38%	47%
For a share outstanding throughout each period

	Period ended				Service Class
	June 30, 2011				Year Ended December 31,
	(unaudited)		2010		2009	2008	2007	2006
Net asset value
Beginning of period/year	$22.23		$18.99		$14.80	$28.59	$25.73	$23.73
Investment operations
Net investment income (loss)(A)	0.01		0.03		0.06	0.08	(0.02)	(0.05)
Net realized and unrealized gain (loss)	1.13		3.27		4.21	(12.95)	4.04	2.05

Total operations	1.14		3.30		4.27	(12.87)	4.02	2.00

Distributions
From net investment income	—		(0.06)		(0.08)	—	—	—
From net realized gains	—		—		—	(0.92)	(1.16)	—

Total distributions	—		(0.06)		(0.08)	(0.92)	(1.16)	—

Net asset value
End of period/year	$23.37		$22.23		$18.99	$14.80	$28.59	$25.73

Total return(B)	5.13	%(C)	17.48%		28.90%	(46.17%)	16.04%	8.38%
Net assets end of period/year (000’s)	$123,888		$118,730		$29,463	$23,553	$69,701	$64,730
Ratio and supplemental data	1.02	%(D)
Expenses to average net assets			1.03%		1.04%	1.01%	1.01%	1.02%
Net investment income (loss), to average net assets	0.06	%(D)	0.17%		0.37%	0.35%	(0.07)%	(0.22)%
Portfolio turnover rate	31	%(C)	134	%(E)	43%	33%	38%	47%

(A)	Calculated based on average number of shares outstanding.

(B)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(C)	Not annualized.

(D)	Annualized.

(E)	Increase in portfolio turnover rate was triggered by a change in the fund’s objectives.
Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica WMC Diversified Growth VP
NOTES TO FINANCIAL STATEMENTS
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica WMC Diversified Growth VP (the “Fund”) is part of TST.
The Fund currently offers two classes of shares; an Initial Class and a Service Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund, including investment objectives and strategies.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian and, pursuant to the terms of the repurchase agreements, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund bears the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rates in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.
Restricted and illiquid securities: Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.
The restricted and illiquid securities at June 30, 2011 are listed in the Schedule of Investments.
Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Fund’s securities exposes the Fund to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Fund seeks to increase its net investment income through the receipt of interest (after rebates and fees).
Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2011 are shown in the Schedule of Investments and Statement of Assets and Liabilities.
Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica WMC Diversified Growth VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. (continued)
Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.
There were no commissions recaptured during the period ended June 30, 2011.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.
Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method. Each class bears its own specific expenses as well as a portion of general, common expenses.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.
Foreign taxes: The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests.
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities (common and preferred stock): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica WMC Diversified Growth VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 2. (continued)
Foreign securities, in which their primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.
Securities lending collateral: Securities lending collateral is a money market fund which is valued at the net assets of the underlying portfolios and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Fund’s Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When the Fund must use fair valuation methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.
The hierarchy classification of inputs used to value the Fund’s investments, at June 30, 2011, are disclosed in the Valuation Summary of the Fund’s Schedule of Investments. Transfers between Levels are considered to have occurred at the end of the reporting period.
There were no significant transfers between Level 1 and Level 2 during the period ended June 30, 2011.
For assets and liabilities for which significant unobservable inputs (Level 3) were used, there is a reconciliation of the beginning to the ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. The Level 3 reconciliation, if any, is disclosed in the Valuation Summary of the Fund’s Schedule of Investments.
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.
TAM, the Fund’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TFS, and TCI. None of the non-independent trustees receive compensation for services as trustees of the Fund or the entities that invest in the Fund.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica WMC Diversified Growth VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at June 30, 2011:

	Market	% of Net
	Value	Assets
Transamerica Asset Allocation — Conservative VP	$64,632	3.13%
Transamerica Asset Allocation — Growth VP	107,535	5.21
Transamerica Asset Allocation — Moderate VP	171,857	8.33
Transamerica Asset Allocation — Moderate Growth VP	301,052	14.60

Total	$645,076	31.27%

Investment advisory fees: The Fund pays management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

First $500 million	0.75%
Over $500 million up to $2.5 billion	0.70%
Over $2.5 billion	0.65%
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees and certain extraordinary expenses, exceed the following stated annual limit:
0.85% Expense Limit
If total Fund expenses, excluding 12b-1 fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived fees.
During the period ended June 30, 2011, there were no amounts reimbursed/waived or recaptured by the adviser. There are no amounts available for recapture by the adviser as of June 30, 2011.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
The Distribution Plan requires TST to pay distribution fees to TCI as compensation for its activities, not as reimbursement for specific expenses. Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s Initial Class shares. The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for their policyholders who invest in the variable insurance products which invest in the Service Class shares.
The Fund is authorized under the Distribution Plan to pay fees on each class up to the following limits:

Initial Class	0.15%
Service Class	0.25%
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred with respect to the Initial Class shares before April 30, 2012. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance. The Fund will pay fees relating to Service Class shares.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica WMC Diversified Growth VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2011 were as follows:

Purchases of securities:
Long-term	$633,958
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	713,260
U.S. Government	—
NOTE 5. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax provisions taken for all open tax years (2008-2010), or expected to be taken in the Fund’s 2011 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, structured notes, foreign bonds, swaps, net operating losses, distribution reclasses for REITs, passive foreign investment companies, foreign currency transactions, capital loss carryforwards, and post-October loss deferrals.
NOTE 6. SUBSEQUENT EVENT
Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica WMC Diversified Growth VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 8-9, 2011, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica WMC Diversified Growth VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and Wellington Management Company, LLP (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2012. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser, as well information about standard fees and performance of a composite of comparable accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the investment approach for the Portfolio. The Trustees considered the services provided by TAM for the portion of the management fee it retains after payment of the Sub-Adviser’s fee, including oversight of the performance of administrative, recordkeeping, shareholder relations, regulatory reporting and other functions of the Portfolio as well as “manager of managers” services TAM provides in the form of selection and oversight of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2010. The Board noted that the performance of the Initial Class of the Portfolio was above the median for its peer universe for the past 1- and 10-year periods and below the median for the past 3- and 5-year periods. The Board also noted that the Portfolio’s performance included the management of the Portfolio’s previous sub-adviser and the Board agreed to continue to monitor the Portfolio’s performance going forward. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information about TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio, including the amount of the management fee retained by TAM following payment of the sub-advisory fee. The Trustees noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were above the median for its peer group and below the median for its peer universe. The Trustees noted the profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica WMC Diversified Growth VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)
(unaudited)
that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice. The Trustees also noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.
Other considerations. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica WMC Diversified Growth II VP
UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at January 1, 2011 and held for the entire period until June 30, 2011.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (B)
	Beginning	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized
Fund Name	Account Value	Value	During Period (A)	Value	During Period (A)	Expense Ratio

Transamerica WMC Diversified Growth II VP Initial Class	$1,000.00	$1,055.10	$1.53	$1,023.31	$1.51	0.30%

(A)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(B)	5% return per year before expenses.
SCHEDULE OF INVESTMENTS
COMPOSITION At June 30, 2011
(the following chart summarizes the Schedule of Investments of the fund by asset type)
(unaudited)

% of Net
Asset Type	Assets

Common Stocks	96.8%
Securities Lending Collateral	25.7
Repurchase Agreement	3.0
Other Assets and Liabilities — Net	(25.5)

Total	100.0%

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica WMC Diversified Growth II VP
SCHEDULE OF INVESTMENTS
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 96.8%
Aerospace & Defense - 2.3%
Boeing Co.	1,967	$145
Honeywell International, Inc.	3,336	199
Air Freight & Logistics - 0.5%
CH Robinson Worldwide, Inc. ^	950	75
Automobiles - 0.5%
Ford Motor Co. ‡ ^	5,317	73
Biotechnology - 1.3%
Amgen, Inc. ‡	3,232	189
Chemicals - 0.8%
Sherwin-Williams Co. ^	1,370	115
Communications Equipment - 4.7%
Alcatel-Lucent ADR ‡ ^	6,803	39
Cisco Systems, Inc.	34,188	534
Emulex Corp. ‡ ^	8,059	69
Riverbed Technology, Inc. ‡	1,377	55
Computers & Peripherals - 11.1%
Apple, Inc. ‡	1,920	645
Dell, Inc. ‡	9,715	162
EMC Corp. ‡	19,141	528
NetApp, Inc. ‡ ^	3,150	166
QLogic Corp. ‡ ^	8,070	128
Consumer Finance - 1.0%
American Express Co.	2,704	140
Diversified Consumer Services - 1.9%
Apollo Group, Inc. — Class A ‡	2,415	105
ITT Educational Services, Inc. ‡ ^	2,133	167
Electrical Equipment - 0.8%
Emerson Electric Co.	2,116	119
Energy Equipment & Services - 3.3%
Baker Hughes, Inc.	1,670	121
Cameron International Corp. ‡	2,445	123
Core Laboratories NV	175	20
Diamond Offshore Drilling, Inc. ^	2,161	152
Oceaneering International, Inc.	1,732	70
Food Products - 0.3%
Kraft Foods, Inc. — Class A ^	1,052	37
Health Care Equipment & Supplies - 1.7%
Hologic, Inc. ‡ ^	6,504	131
Intuitive Surgical, Inc. ‡ ^	285	106
Stryker Corp. ^	238	14
Health Care Providers & Services - 5.2%
AmerisourceBergen Corp. — Class A	2,555	106
Cardinal Health, Inc.	3,127	142
Express Scripts, Inc. ‡	1,956	106
Laboratory Corp. of America Holdings ‡ ^	1,210	117
UnitedHealth Group, Inc.	5,689	293
Hotels, Restaurants & Leisure - 0.9%
Ctrip.com International, Ltd. ADR ‡ ^	728	31
Starbucks Corp. ^	2,626	104
Industrial Conglomerates - 2.2%
General Electric Co.	14,227	268
Tyco International, Ltd.	1,193	59
Internet & Catalog Retail - 1.1%
Amazon.com, Inc. ‡ ^	363	74
priceline.com, Inc. ‡ ^	177	91
Internet Software & Services - 1.8%
eBay, Inc. ‡	3,582	116
IAC/InterActiveCorp ‡ ^	4,073	155
IT Services - 5.7%
Cognizant Technology Solutions Corp. - Class A ‡	1,210	89
International Business Machines Corp.	4,386	752
Life Sciences Tools & Services - 1.9%
Bruker Corp. ‡	2,498	51
Waters Corp. ‡ ^	2,439	233
Machinery - 7.8%
Caterpillar, Inc. ^	3,850	411
Cummins, Inc. ^	1,006	104
Dover Corp.	2,017	137
Illinois Tool Works, Inc. ^	2,324	131
Joy Global, Inc. ^	1,609	153
Parker Hannifin Corp.	2,162	194
Media - 3.2%
DIRECTV — Class A ‡	2,069	105
News Corp. — Class A ^	6,773	120
Omnicom Group, Inc. ^	4,477	216
Sirius XM Radio, Inc. ‡ ^	17,411	38
Metals & Mining - 3.9%
Cliffs Natural Resources, Inc. ^	1,258	117
Freeport-McMoRan Copper & Gold, Inc.	1,137	60
Nucor Corp. ^	2,111	87
Rio Tinto PLC ADR ^	1,594	115
Teck Resources, Ltd. — Class B	2,256	114
Walter Energy, Inc. ^	806	93
Oil, Gas & Consumable Fuels - 7.7%
Anadarko Petroleum Corp.	2,069	159
BP PLC ADR	2,221	98
Canadian Natural Resources, Ltd.	3,227	135
Exxon Mobil Corp.	3,295	268
Occidental Petroleum Corp.	1,987	207
Petrohawk Energy Corp. ‡	1,970	49
Valero Energy Corp.	7,928	203
Pharmaceuticals - 0.4%
Abbott Laboratories	1,132	60
Semiconductors & Semiconductor Equipment - 7.5%
Altera Corp. ^	11,876	551
Analog Devices, Inc.	4,227	165
Intersil Corp. — Class A ^	11,089	142
Memc Electronic Materials, Inc. ‡ ^	4,570	39
Xilinx, Inc. ^	5,684	208
Software - 11.5%
Adobe Systems, Inc. ‡	3,433	108
Autodesk, Inc. ‡ ^	3,410	132
BMC Software, Inc. ‡ ^	2,266	124
Check Point Software Technologies, Ltd. ‡ ^	2,445	139
Citrix Systems, Inc. ‡	1,807	145
Longtop Financial Technologies, Ltd. ADR ‡ ^ Ə §	963	18
Microsoft Corp.	17,055	443
Oracle Corp.	16,022	526
Red Hat, Inc. ‡ ^	1,038	48

The notes to the financial statements are an integral part of this report. Transamerica Series Trust	Semi-Annual Report 2011

Transamerica WMC Diversified Growth II VP
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Specialty Retail - 2.6%
Advance Auto Parts, Inc. ^	992	$58
Buckle, Inc.	1,111	47
Ross Stores, Inc.	1,795	144
TJX Cos., Inc.	2,450	129
Textiles, Apparel & Luxury Goods - 2.3%
Coach, Inc.	1,926	124
Deckers Outdoor Corp. ‡ ^	468	41
Fossil, Inc. ‡ ^	224	26
Lululemon Athletica, Inc. ‡ ^	714	80
Polo Ralph Lauren Corp. — Class A ^	528	70
Wireless Telecommunication Services - 0.9%
Vodafone Group PLC ADR ^	4,956	132

Total Common Stocks (cost $12,017)		14,227

SECURITIES LENDING COLLATERAL - 25.7%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.22% ▲	3,775,377	3,775
Total Securities Lending Collateral (cost $3,775)

	Principal	Value
REPURCHASE AGREEMENT - 3.0%
State Street Bank & Trust Co. 0.01% ▲, dated 06/30/2011, to be repurchased at $445 on 07/01/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, with a value of $457.	$445	$445
Total Repurchase Agreement (cost $445)

Total Investment Securities (cost $16,237) #		18,447

Other Assets and Liabilities — Net		(3,748)

Net Assets		$14,699

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $3,688.

‡	Non-income producing security.

Ә	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. This security had a market value of $18, or 0.12%, of the fund’s net assets.

§	Illiquid. This security had a market value of $18, or 0.12%, of the fund’s net assets.

▲	Rate shown reflects the yield at 06/30/2011.

#	Aggregate cost for federal income tax purposes is $16,237. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $2,657 and $447, respectively. Net unrealized appreciation for tax purposes is $2,210.
DEFINITION:
ADR	American Depositary Receipt
VALUATION SUMMARY: '

		Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	06/30/2011
Common Stocks	$13,606	$603	$18	$14,227
Repurchase Agreement	—	445	—	445
Securities Lending Collateral	3,775	—	—	3,775

Total	$17,381	$1,048	$18	$18,447

Level 3 Rollforward — Investment Securities

										Net Change in
										Unrealized
										Appreciation/
										(Depreciation)
						Net Change in				on
	Beginning			Accrued	Total	Unrealized	Transfers	Transfers	Ending	Investments
	Balance at			Discounts/	Realized	Appreciation	into Level	out of Level	Balance at	Held at
Security	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	/(Depreciation)¦	3 ¥	3	06/30/2011	06/30/2011¦
Common Stock	$—	$—	$—	$—	$—	$—	$18	$—	$18	$(11)

Э	See the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques.

¦	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 6/30/2011 may be due to an investment no longer held or categorized as Level 3 at period end.

¥	Transferred into Level 3 because of unavailability of observable inputs.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica WMC Diversified Growth II VP
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2011
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $15,792) (including securities loaned of $3,688)	$18,002
Repurchase agreement, at value (cost: $445)	445
Receivables:
Investment securities sold	107
Securities lending income (net)	1
Dividends	14
Due from advisor	2

18,571

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	83
Printing and shareholder reports fees	1
Audit and tax fees	5
Other	8
Collateral for securities on loan	3,775

3,872

Net assets	$14,699

Net assets consist of:
Capital stock ($.01 par value)	$19
Additional paid-in capital	11,774
Undistributed (accumulated) net investment income (loss)	187
Undistributed (accumulated) net realized gain (loss) from investment securities	509
Net unrealized appreciation (depreciation) on: Investment securities	2,210

Net assets	$14,699

Shares outstanding	1,919
Net asset value and offering price per share	$7.66
STATEMENT OF OPERATIONS
For the period ended June 30, 2011
(all amounts in thousands)
(unaudited)

Investment income:
Dividend income (including withholding taxes on foreign dividends of $1)	$76
Interest income	—	(A)
Securities lending income (net)	4

	80

Expenses:
Management and advisory	22
Printing and shareholder reports	1
Custody	25
Administration	1
Legal	—	(A)
Audit and tax	5
Trustees	—	(A)
Transfer agent	—	(A)

Total expenses	54

Less waiver/reimbursement	(32)

Net expenses	22

Net investment income	58

Net realized gain (loss) on transactions from:
Investment securities	877
Foreign currency transactions	—	(A)

	877

Net decrease in unrealized appreciation (depreciation) on:
Investment securities	(134)

Net realized and unrealized gain	743

Net increase in net assets resulting from operations	$801

(A)	Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica WMC Diversified Growth II VP
STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(all amounts in thousands)

	June 30, 2011	December 31,
	(unaudited)	2010
From operations:
Net investment income	$58	$129
Net realized gain (loss) from investment securities and foreign currency transactions	877	1,862
Change in net unrealized appreciation (depreciation) on investment securities	(134)	402

Net increase in net assets resulting from operations	801	2,393

Distributions to shareholders:
From net investment income	—	(127)

Total distributions to shareholders	—	(127)

Capital share transactions:
Proceeds from shares sold	—	66
Dividends and distributions reinvested	—	127
Cost of shares redeemed	(568)	(2,012)

Net decrease in net assets from capital shares transactions	(568)	(1,819)

Net increase in net assets	233	447

Net assets:
Beginning of period/year	14,466	14,019

End of period/year	$14,699	$14,466

Undistributed net investment income	$187	$129

Share activity:
Shares issued	—	11
Shares issued-reinvested from distributions	—	22
Shares redeemed	(74)	(317)

Net increase (decrease) in shares outstanding	(74)	(284)

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica WMC Diversified Growth II VP
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Period ended		Initial Class
	June 30, 2011		Year Ended December 31,
	(unaudited)		2010		2009	2008	2007	2006
Net asset value
Beginning of period/year	$7.26		$6.16		$4.70	$10.32	$9.50	$9.49
Investment operations
Net investment income(A)	0.03		0.06		0.06	0.09	0.06	0.05
Net realized and unrealized gain (loss)	0.37		1.10		1.48	(4.28)	1.55	0.72

Total operations	0.40		1.16		1.54	(4.19)	1.61	0.77

Distributions
From net investment income	—		(0.06)		(0.08)	(0.07)	(0.05)	(0.04)
From net realized gains	—		—		—	(1.36)	(0.74)	(0.72)

Total distributions	—		(0.06)		(0.08)	(1.43)	(0.79)	(0.76)

Net asset value
End of period/year	$7.66		$7.26		$6.16	$4.70	$10.32	$9.50

Total return(B)	5.51	%(C)	19.08%		32.95%	(45.59%)	17.72%	8.76%
Net assets end of period/year (000’s)	$14,699		$14,466		$14,019	$10,956	$21,551	$19,409
Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	0.30	%(D)	0.30%		0.30%	0.30%	0.30%	0.30%
Before reimbursement/fee waiver	0.74	%(D)	1.01%		0.56%	0.47%	0.47%	0.45%
Net investment income, to average net assets	0.79	%(D)	0.93%		1.07%	1.08%	0.64%	0.49%
Portfolio turnover rate	26	%(C)	142	%(E)	46%	32%	47%	19%

(A)	Calculated based on average number of shares outstanding.

(B)	Total Return reflects all portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.

(C)	Not annualized.

(D)	Annualized.

(E)	Increase in portfolio turnover rate was triggered by a change in the Fund’s objectives.
Note: Prior to January 1, 2010 the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica WMC Diversified Growth II VP
NOTES TO FINANCIAL STATEMENTS
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica WMC Diversified Growth II VP (the “Fund”) is part of TST.
The Fund currently offers one class of shares: an Initial Class.
This report should be read in conjunction with the Fund’s current prospectus, which contains more complete information about the Fund, including investment objectives and strategies.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian and, pursuant to the terms of the repurchase agreements, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund bears the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rates in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.
Restricted and illiquid securities: Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.
The restricted and illiquid securities at June 30, 2011 are listed in the Schedule of Investments.
Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Fund’s securities exposes the Fund to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Fund seeks to increase its net investment income through the receipt of interest (after rebates and fees).
Such income is reflected separately on the Statement of Operations. The value of loaned securities and related collateral outstanding at June 30, 2011 are shown in the Schedule of Investments and Statement of Assets and Liabilities.
Income from loaned securities on the Statement of Operations is net of fees earned by the lending agent for its services.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica WMC Diversified Growth II VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. (continued)
Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Fund with broker/dealers with which TST has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within TST, or by any other party.
There were no commissions recaptured during the period ended June 30, 2011.
Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.
Foreign taxes: The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests.
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities (common and preferred stock): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica WMC Diversified Growth II VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 2. (continued)
Foreign securities, in which their primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.
Securities lending collateral: Securities lending collateral is a money market fund which is valued at the net assets of the underlying portfolios and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by Transamerica Asset Management Inc.’s (“TAM”) Valuation Committee under the supervision of the Fund’s Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When the Fund must use fair valuation methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.
The hierarchy classification of inputs used to value the Fund’s investments at June 30, 2011 are disclosed in the Valuation Summary of the Fund’s Schedule of Investments. Transfers between Levels are considered to have occurred at the end of the reporting period.
There were no significant transfers between Level 1 and Level 2 during the period ended June 30, 2011.
For assets and liabilities for which the significant unobservable inputs (Level 3) were used, there is a reconciliation of the beginning to the ending balances for reported market values that presents changes attributable to total realized and unrealized gains of losses, purchases and sales, and transfers in/out of the Level 3 category during the period. The Level 3 reconciliation, if any, is disclosed in the Valuation Summary of the Fund’s Schedule of Investments.
NOTE 3. RELATED PARTY TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Advisors Life Insurance Company of New York.
TAM, the Fund’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor. TAM, TFS, and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Fund are also officers of TAM, TFS, and TCI. None of the non-independent trustees receive compensation for services as trustees of the Fund or the entities that invest in the Fund.
Investment advisory fee: The Fund pays management fees to TAM based on average daily net assets (“ANA”) at the following rate:
0.30% of ANA

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica WMC Diversified Growth II VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
TAM has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees and certain extraordinary expenses exceed the following stated annual limit:
0.30% Expense Limit
If total Fund expenses, excluding distribution and service fees and certain extraordinary expenses, fall below the annual expense limitation agreement agreed to by the adviser within the succeeding 36 months, the Fund may be required to pay the adviser a portion or all of the previously waived advisory fees.
During the period ended June 30, 2011, the amount reimbursed/waived by the adviser was $32. The following amounts were available for recapture by the adviser as of June 30, 2011:

	Reimbursement of	Available for Recapture
	Expenses	Through
Fiscal Year 2008:	$29	12/31/2011
Fiscal Year 2009:	30	12/31/2012
Fiscal Year 2010:	98	12/31/2013
Distribution and service fees: TST has adopted a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a Distribution Agreement with TCI as the Fund’s distributor.
Under the Distribution Plan and Distribution Agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s shares, amounts equal to actual expenses associated with distributing the shares.
The Fund is authorized under the Distribution Plan to pay fees up to a limit of 0.15%.
TCI has determined that it will not seek payment by the Fund of the distribution expenses incurred before April 30, 2012. Prior to TCI seeking reimbursement of future expenses, policy and contract owners will be notified in advance.
Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.
NOTE 4. INVESTMENT TRANSACTIONS
The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2011 were as follows:

Purchases of securities:
Long-term	$3,780
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	4,688
U.S. Government	—

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica WMC Diversified Growth II VP
NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 5. FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax provisions taken for all open tax years (2008 — 2010), or expected to be taken in the Fund’s 2011 tax return, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, structured notes, foreign bonds, net operating losses, distribution reclasses for REITs, passive foreign investment companies, foreign currency transactions, capital loss carryforwards, and post-October loss deferrals.
NOTE 6. SUBSEQUENT EVENT
The management had evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the funds financial statements.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica WMC Diversified Growth II VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Board”) held on June 8-9, 2011, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica WMC Diversified Growth II VP (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and Wellington Management Company, LLP (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2012. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser, as well as information about standard fees and performance of a composite of comparable accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the investment approach for the Portfolio. The Trustees considered the services provided by TAM for the portion of the management fee it retains after payment of the Sub-Adviser’s fee, including oversight of the performance of administrative, recordkeeping, shareholder relations, regulatory reporting and other functions of the Portfolio as well as “manager of managers” services TAM provides in the form of selection and oversight of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2010. The Board noted that the performance of the Initial Class of the Portfolio was above the median for its peer universe for the past 1-year period and below the median for the past 3- and 5-year periods. The Board also noted that the Portfolio’s performance included the management of the Portfolio’s previous sub-adviser and the Board agreed to continue to monitor the Portfolio’s performance going forward. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information about TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio, including the amount of the management fee retained by TAM following payment of the sub-advisory fee. The Trustees noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Initial Class of the Portfolio were below the medians for its peer group and peer universe. The Trustees noted the profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees considered the management fee schedule and the existence of breakpoints, if any. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Transamerica Series Trust	Semi-Annual Report 2011

Transamerica WMC Diversified Growth II VP
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)
(unaudited)
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice. The Trustees also noted that TAM does not realize soft dollar benefits from its relationship with the Portfolio. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.
Other considerations. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Series Trust	Semi-Annual Report 2011

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS
(unaudited)
A description of Transamerica Series Trust’s (the “Trust”) proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1 -800-851-9777 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.
In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) from the Funds, upon request by calling 1-800-851-9777; and (2) on the SEC’s website at http://www.sec.gov.
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q which is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
You may also visit the Trust’s website at www.transamericaseriestrust.com for this and other information about the Funds and the Trust.
Important Notice Regarding Delivery of Shareholder Documents
Every year we send shareholders informative materials such as the Trust’s Annual Report, Trust’s Prospectus, and other required documents that keep you informed regarding your portfolios The Trust will only send one piece per mailing address, a method that saves your portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

NOTICE OF PRIVACY POLICY
(unaudited)
Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible.
We treat nonpublic personal information in accordance with our Privacy Policy.
What Information We Collect and From Whom We Collect It
We may collect nonpublic personal information about you from the following sources:
•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.
What Information We Disclose and To Whom We Disclose It
We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.
Our Security Procedures
We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.
If you have any questions about our privacy policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.
Note: This privacy policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

P.O. Box 9012
Clearwater, FL 33758-9012
Distributor:	Transamerica Capital, Inc. 4600 South Syracuse Street Denver, CO 80237

Customer Service: 1-800-851-9777

Item 2: Code of Ethics.
Not applicable for semi-annual reports.
Item 3: Audit Committee Financial Expert.
Not applicable for semi-annual reports.
Item 4: Principal Accountant Fees and Services.
Not applicable for semi-annual reports.
Item 5: Audit Committee of Listed Registrant.
Not applicable for semi-annual reports.
Item 6: Investments.
The schedules of investments are included in the Semi-Annual Report to Shareholders filed under Item 1 of this Form N-CSR.
Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders
There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.
Item 11: Controls and Procedures.
(a)	The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12: Exhibits.
(a)	(1)	Not Applicable

	(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

	(3)	Not Applicable

(b)		A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Series Trust (Registrant)
By:	/s/ John K. Carter
John K. Carter
Chief Executive Officer
Date: August 25, 2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John K. Carter
John K. Carter
Chief Executive Officer
Date: August 25, 2011

By:	/s/ Robert A. DeVault, Jr.
Robert A. DeVault, Jr.
Principal Financial Officer
Date: August 25, 2011

EXHIBIT INDEX

Exhibit No.	Description of Exhibit
12(a)(2)(i)	Section 302 N-CSR Certification of Chief Executive Officer
12(a)(2)(ii)	Section 302 N-CSR Certification of Principal Financial Officer
12(b)	Section 906 N-CSR Certification of Chief Executive Officer and Principal Financial Officer